UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd, Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/16

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“In MassMutual’s view, retirement investors may be well served by maintaining an investment strategy that is suited to how comfortable they are with the markets’ ups and downs, how long they have to save and invest, and what their specific financial goals are.”

March 31, 2016

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2016. U.S. stocks, for the most part, outperformed their foreign counterparts, reflecting the ongoing strength of the U.S. economy during the period. Investors continued to closely monitor economic data releases in their vigil over the potential timing for the U.S. Federal Reserve’s (the “Fed”) long-awaited launch of interest rate increases – a source of investor speculation for most of 2015. During the reporting period, low oil prices and China’s continued economic difficulties continued to capture investors’ attention. Against this backdrop, the price of West Texas Intermediate crude oil started the period at nearly $45 per barrel and declined to nearly $37 at the end of March. This masked the extreme volatility of the commodity, however – whose price reached as high as $47.88 on November 3, 2015, and as low as $26.19 on February 11, 2016. Gasoline prices followed a similar pattern, starting out the six-month period at an average of $2.29 – before settling at $2.06 on March 31, 36 cents lower than the same time in 2015. The price of gold also fluctuated over the course of the six months, starting the period at $1,119 per ounce, before finishing the first quarter at $1,237.

Key events that characterized the period

Thanks to a robust October rally, U.S. stocks performed relatively well in the final quarter of 2015 against the backdrop of a somewhat disappointing first three quarters, when several factors had kept share prices from making much upward headway. These included weak commodity prices – especially crude oil, uncertainty about the timing of the Fed’s first interest rate hike since 2006, investor concerns about the strength and durability of the U.S. economic recovery, and worries over China and emerging markets worldwide.

After an extremely volatile third quarter of 2015, share prices recovered strongly in October, with two of the most widely followed U.S. equity benchmarks, the Dow Jones Industrial AverageSM (the “Dow”) and the S&P 500® Index, turning in their best monthly gains since October 2011. Investor fears about China and crude oil eased, and a weak September payroll number fueled hopes that the Fed might delay raising short-term interest rates; however, the October and November employment reports were considerably stronger. This renewed talk of a rate increase – which, in fact, finally occurred at the mid-December meeting, when the Fed hiked the target range for the federal funds rate – the Fed’s overnight bank lending rate – to 0.25%-0.50% from 0%-0.25%. Elsewhere, crude oil broke to another new low for the year in December and ended 2015 with an annual decline of 31% after falling almost 50% in 2014. These factors led to choppy market action over the final two months of the year.

The U.S. economy continued to improve, although results were mixed. For example, in mid-October, several housing reports yielded generally positive results, whereas later that month, the housing outlook was muddled by new home sales figures that were the lowest since November 2014. On the other hand, there was mostly good news on the employment front, as jobless claims experienced a favorable downward trend during the fourth quarter – and first-time jobless claims dropped to a 42-year low in mid-December. This was despite the October Job Openings and Labor Turnover Survey, which in December showed a decline in job openings from 5.526 million to 5.383 million. Employment news remained largely positive, however, as even the manufacturing sector, which struggled from falling exports due to a strong dollar, posted encouraging results in the fourth quarter of 2015.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

After experiencing a steep plunge and vigorous recovery as recently as August and October, respectively, U.S. stocks repeated that scenario in the first quarter of 2016. In both cases, concerns about China’s slowing economy and falling crude oil prices helped to drive weakness in share prices. Adding to these concerns at the start of 2016 was fear of slowing global and domestic economic growth, the latter underscored by initial estimates that U.S. gross domestic product (“GDP”) expanded by a disappointing 0.7% rate in the fourth quarter of 2015, although that number was subsequently revised upward.

Share prices continued to struggle early in February, as global equity markets moved roughly in tandem with the price of oil, which declined early on, but rallied later in the month on hopes that producers would curtail supply. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon. However, later in the quarter, upward revisions in estimated fourth-quarter U.S. economic growth, first to 1.0% and ultimately to 1.4%, helped the equity markets rebound. The employment picture also brightened, as February’s nonfarm payrolls came in significantly stronger than the previous two months’. At the same time, the payroll numbers for both January and December were revised upward.

The rally in equities continued in March, with the Fed doing its part by reassuring investors that the central bank would be cautious about implementing further hikes in short-term interest rates. Stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2016 – largely, but not entirely – outperforming foreign developed and emerging markets. The blue-chip Dow climbed 10.07% to lead the major market indexes for the period. Next were the large-cap stock S&P 500 Index, which rose 8.49%; and the technology-heavy NASDAQ Composite® Index, which advanced 6.07%. The Russell 2000® Index, a benchmark of small-cap stocks, gained a much more modest 2.02% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a mere 1.56% advance, while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, had a more impressive 6.41% return. Fixed-income investments advanced somewhat during the period, with the Barclays U.S. Aggregate Bond Index returning 2.44%.*

Review and maintain your strategy

MassMutual knows that nothing matters more than the safety and well-being of your loved ones. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Please keep in mind that the financial markets go both up and down – and that it is nearly impossible to predict their future direction. That’s why our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, this might be a good time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. And as always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investments Services as of 4/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities. The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

U.S. Government Agency Obligations and Instrumentalities	28.3%
Corporate Debt	26.3%
Non-U.S. Government Agency Obligations	18.1%
U.S. Treasury Obligations	13.6%
Municipal Obligations	1.5%

Total Long-Term Investments	87.8%
Short-Term Investments and Other Assets and Liabilities	12.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Corporate Debt	30.1%
U.S. Government Agency Obligations and Instrumentalities	18.8%
Non-U.S. Government Agency Obligations	17.5%
U.S. Treasury Obligations	16.2%
Sovereign Debt Obligations	4.9%
Bank Loans	2.8%
Municipal Obligations	0.1%
Purchased Options	0.1%
Preferred Stock	0.1%

Total Long-Term Investments	90.6%
Short-Term Investments and Other Assets and Liabilities	9.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Loomis, Sayles & Company, L.P. (Loomis Sayles) which was responsible for approximately 40% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 60% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/16

Apple, Inc.	3.8%
JP Morgan Chase & Co.	3.0%
Wells Fargo & Co.	2.8%
Exxon Mobil Corp.	2.7%
Verizon Communications, Inc.	2.3%
Johnson & Johnson	2.3%
Pfizer, Inc.	2.1%
Merck & Co., Inc.	2.0%
Chevron Corp.	2.0%
Bank of America Corp.	1.8%

24.8%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	24.8%
Consumer, Non-cyclical	17.0%
Industrial	11.4%
Technology	11.3%
Communications	9.7%
Energy	8.8%
Consumer, Cyclical	8.0%
Utilities	3.7%
Basic Materials	2.8%
Mutual Funds	0.9%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/16

Wells Fargo & Co.	3.7%
JP Morgan Chase & Co.	3.6%
Cisco Systems, Inc.	3.5%
Microsoft Corp.	2.9%
Merck & Co., Inc.	2.5%
Chevron Corp.	2.3%
General Electric Co.	2.2%
Intel Corp.	2.1%
The PNC Financial Services Group, Inc.	2.1%
Citigroup, Inc.	2.0%

26.9%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	24.3%
Consumer, Non-cyclical	16.9%
Industrial	11.7%
Communications	11.1%
Energy	10.0%
Consumer, Cyclical	9.2%
Technology	8.0%
Basic Materials	3.7%
Utilities	3.7%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Large Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of large-cap companies. The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index. The Fund’s subadvisers are Huber Capital Management, LLC (Huber Capital Management), which was responsible for approximately 54% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which managed approximately 46% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/16

Philip Morris International, Inc.	3.9%
Merck & Co., Inc.	3.8%
Microsoft Corp.	3.7%
Pfizer, Inc.	3.6%
Bank of America Corp.	3.5%
KBR, Inc.	3.3%
JP Morgan Chase & Co.	3.3%
CNO Financial Group, Inc.	2.8%
CA, Inc.	2.7%
Wal-Mart Stores, Inc.	2.4%

33.0%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	21.9%
Financial	21.6%
Industrial	15.6%
Technology	10.2%
Consumer, Cyclical	8.5%
Energy	7.7%
Communications	5.9%
Utilities	4.4%
Basic Materials	2.8%
Mutual Funds	0.9%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”). The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/16

Apple, Inc.	3.3%
Microsoft Corp.	2.4%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
Berkshire Hathaway, Inc. Class B	1.5%
Facebook, Inc. Class A	1.4%
AT&T, Inc.	1.3%
Amazon.com, Inc.	1.3%
Wells Fargo & Co.	1.2%

17.5%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	24.1%
Financial	15.5%
Communications	13.5%
Technology	12.8%
Consumer, Cyclical	10.4%
Industrial	9.5%
Energy	6.7%
Utilities	3.4%
Basic Materials	2.5%
Diversified	0.0%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Focused Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. The Fund’s subadviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 3/31/16

Wells Fargo & Co.	7.1%
American International Group, Inc.	7.1%
General Motors Co.	7.0%
Microsoft Corp.	6.9%
Cummins, Inc.	6.4%
JP Morgan Chase & Co.	5.7%
Applied Materials, Inc.	5.6%
Caterpillar, Inc.	5.2%
BlackRock, Inc.	5.1%
Tribune Media Co. Class A	4.7%

60.8%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	37.9%
Technology	16.3%
Consumer, Cyclical	13.9%
Industrial	11.6%
Communications	8.5%
Consumer, Non-cyclical	3.1%
Energy	1.8%

Total Long-Term Investments	93.1%
Short-Term Investments and Other Assets and Liabilities	6.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/16

Apple, Inc.	5.5%
Alphabet, Inc. Class C	5.3%
Microsoft Corp.	3.2%
Facebook, Inc. Class A	3.1%
Verizon Communications, Inc.	3.0%
PepsiCo, Inc.	2.7%
The Home Depot, Inc.	2.6%
Oracle Corp.	2.4%
Comcast Corp. Class A	2.2%
Amazon.com, Inc.	2.1%

32.1%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	30.1%
Communications	21.5%
Technology	19.8%
Consumer, Cyclical	15.9%
Financial	5.1%
Industrial	3.0%
Mutual Funds	1.8%
Energy	1.2%
Utilities	1.0%
Basic Materials	0.5%

Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 69% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 31% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/16

Amazon.com, Inc.	6.5%
Facebook, Inc. Class A	5.0%
Alphabet, Inc. Class C	4.0%
Visa, Inc. Class A	3.5%
Microsoft Corp.	3.0%
Alphabet, Inc. Class A	2.7%
The Priceline Group, Inc.	2.5%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	2.3%
Danaher Corp.	2.1%
MasterCard, Inc. Class A	1.8%

33.4%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	30.0%
Communications	28.2%
Consumer, Cyclical	13.1%
Technology	12.3%
Industrial	7.7%
Financial	6.5%
Energy	0.8%
Basic Materials	0.7%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 50% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 50% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/16

Visa, Inc. Class A	7.5%
Facebook, Inc. Class A	6.2%
Alphabet, Inc. Class A	4.5%
Salesforce.com, Inc.	3.6%
Biogen, Inc.	2.9%
QUALCOMM, Inc.	2.8%
Alphabet, Inc. Class C	2.7%
Allergan PLC	2.5%
Celgene Corp.	2.5%
Microsoft Corp.	2.4%

37.6%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/16

Communications	35.9%
Consumer, Non-cyclical	28.4%
Technology	16.9%
Financial	7.9%
Consumer, Cyclical	6.4%
Mutual Funds	2.0%
Basic Materials	1.2%
Energy	1.0%
Industrial	0.8%

Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 48% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which managed approximately 52% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/16

PG&E Corp.	2.0%
Applied Materials, Inc.	1.7%
Level 3 Communications, Inc.	1.6%
Northern Trust Corp.	1.6%
E*TRADE Financial Corp.	1.6%
Boston Scientific Corp.	1.6%
Sysco Corp.	1.5%
iShares Russell Mid-Cap Value ETF	1.4%
Nucor Corp.	1.3%
Alexandria Real Estate Equities, Inc.	1.2%

15.5%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	26.4%
Consumer, Non-cyclical	16.3%
Industrial	12.4%
Utilities	10.4%
Energy	9.7%
Consumer, Cyclical	8.1%
Technology	7.5%
Communications	3.6%
Basic Materials	3.2%
Mutual Funds	1.3%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 57% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 43% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/16

Primoris Services Corp.	2.1%
Fairchild Semiconductor International, Inc.	2.0%
RSP Permian, Inc.	2.0%
II-VI, Inc.	1.7%
Whirlpool Corp.	1.6%
Vishay Intertechnology, Inc.	1.6%
Tempur Sealy International, Inc.	1.6%
Simpson Manufacturing Co., Inc.	1.5%
Terex Corp.	1.4%
Barnes Group, Inc.	1.4%

16.9%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/16

Industrial	30.6%
Financial	16.3%
Consumer, Cyclical	14.8%
Consumer, Non-cyclical	11.2%
Technology	9.8%
Energy	5.2%
Utilities	3.4%
Basic Materials	3.1%
Diversified	2.1%

Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 41% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 30% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 29% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/16

Portland General Electric Co.	1.1%
EPR Properties	1.0%
Synovus Financial Corp.	1.0%
Popular, Inc.	0.9%
Radian Group, Inc.	0.9%
WSFS Financial Corp.	0.8%
F.N.B. Corp.	0.8%
Healthcare Realty Trust, Inc.	0.8%
Aqua America, Inc.	0.7%
Umpqua Holdings Corp.	0.7%

8.7%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	38.6%
Consumer, Non-cyclical	14.2%
Industrial	12.8%
Consumer, Cyclical	8.7%
Utilities	7.2%
Communications	5.6%
Technology	4.8%
Mutual Funds	3.9%
Energy	3.5%
Basic Materials	2.3%
Diversified	0.3%

Total Long-Term Investments	101.9%
Short-Term Investments and Other Assets and Liabilities	(1.9)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/16

Jarden Corp.	0.8%
Alaska Air Group, Inc.	0.7%
LKQ Corp.	0.6%
Acuity Brands, Inc.	0.6%
Mettler-Toledo International, Inc.	0.6%
Foot Locker, Inc.	0.6%
Fortune Brands Home & Security, Inc.	0.6%
Global Payments, Inc.	0.6%
Alliant Energy Corp.	0.6%
Everest Re Group Ltd.	0.6%

6.3%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/16

Financial	23.2%
Industrial	17.8%
Consumer, Cyclical	14.8%
Consumer, Non-cyclical	14.3%
Technology	10.4%
Utilities	5.6%
Basic Materials	4.8%
Mutual Funds	3.7%
Energy	3.6%
Communications	2.7%

Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/16

STERIS PLC	0.4%
CubeSmart	0.4%
West Pharmaceutical Services, Inc.	0.3%
TreeHouse Foods, Inc.	0.3%
Vail Resorts, Inc.	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
MarketAxess Holdings, Inc.	0.3%
Sovran Self Storage, Inc.	0.3%
Highwoods Properties, Inc.	0.3%
Casey’s General Stores, Inc.	0.3%

3.2%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/16

Financial	25.7%
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	13.3%
Industrial	12.8%
Mutual Funds	11.0%
Technology	10.6%
Communications	5.9%
Utilities	4.1%
Basic Materials	2.7%
Energy	2.3%
Diversified	0.3%

Total Long-Term Investments	109.2%
Short-Term Investments and Other Assets and Liabilities	(9.2)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Equity II Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 81% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 19% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 3/31/16

Fiserv, Inc.	2.0%
Equifax, Inc.	1.6%
Willis Towers Watson PLC	1.5%
Dollar General Corp.	1.5%
Roper Technologies, Inc.	1.5%
VeriSign, Inc.	1.5%
Teleflex, Inc.	1.4%
Norwegian Cruise Line Holdings Ltd.	1.4%
Vantiv, Inc. Class A	1.3%
AutoZone, Inc.	1.3%

15.0%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	26.0%
Industrial	18.8%
Consumer, Cyclical	17.4%
Technology	12.7%
Financial	8.8%
Mutual Funds	6.1%
Communications	5.8%
Basic Materials	3.3%
Energy	1.5%

Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 63% of the Fund’s portfolio and OFI Global Institutional, Inc. (OFI Global), which oversaw approximately 37% of the Fund’s portfolio, as of March 31, 2016.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/16

CoStar Group, Inc.	1.6%
MarketAxess Holdings, Inc.	1.3%
The Ultimate Software Group, Inc.	1.3%
Masonite International Corp.	1.2%
HubSpot, Inc.	1.2%
Guidewire Software, Inc.	1.2%
Acadia Healthcare Co., Inc.	1.1%
Insulet Corp.	1.0%
Tyler Technologies, Inc.	1.0%
Monolithic Power Systems, Inc.	1.0%

11.9%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	24.5%
Technology	17.6%
Consumer, Cyclical	16.4%
Financial	14.0%
Industrial	13.9%
Mutual Funds	12.6%
Energy	4.4%
Communications	3.6%
Basic Materials	1.9%
Diversified	0.3%
Utilities	0.2%

Total Long-Term Investments	109.4%
Short-Term Investments and Other Assets and Liabilities	(9.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified International Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities from developed countries included in the MSCI EAFE Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries and typically does not invest in U.S. companies. The Fund may invest a substantial part of its asset in just one region or country. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 3/31/16

Royal Dutch Shell PLC Class A	3.5%
Total SA	3.1%
Vodafone Group PLC	3.0%
Nippon Telegraph & Telephone Corp.	3.0%
GlaxoSmithKline PLC	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Daimler AG	2.2%
AXA SA	2.1%
Enel SpA	1.8%
Australia & New Zealand Banking Group Ltd.	1.8%

25.5%

MassMutual Select Diversified International Fund Sector Table (% of Net Assets) on 3/31/16

Financial	29.4%
Consumer, Cyclical	17.7%
Consumer, Non-cyclical	11.0%
Communications	10.1%
Industrial	9.9%
Energy	7.6%
Utilities	5.3%
Mutual Funds	3.0%
Technology	3.0%
Basic Materials	2.5%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Advisers. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/16

Nestle SA	1.9%
Roche Holding AG	1.4%
Novartis AG	1.3%
Toyota Motor Corp.	1.2%
HSBC Holdings PLC	1.0%
British American Tobacco PLC	0.9%
Novo Nordisk A/S Class B	0.9%
Anheuser-Busch InBev SA/NV	0.8%
Total SA	0.8%
GlaxoSmithKline PLC	0.8%

11.0%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	24.5%
Financial	23.0%
Industrial	12.4%
Consumer, Cyclical	12.2%
Communications	7.8%
Basic Materials	5.1%
Mutual Funds	4.8%
Energy	4.5%
Utilities	3.7%
Technology	2.8%
Diversified	0.9%

Total Long-Term Investments	101.7%
Short-Term Investments and Other Assets and Liabilities	(1.7)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 51% of the Fund’s portfolio; Harris Associates L.P. (Harris), which oversaw approximately 26% of the Fund’s portfolio; and J.P. Morgan Investment Management Inc. (J.P. Morgan), which managed approximately 22% of the Fund’s portfolio as of March 31, 2016.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 3/31/16

Bayer AG	2.2%
Nestle SA	2.0%
WPP PLC	1.8%
Roche Holding AG	1.8%
Danone SA	1.6%
Compass Group PLC	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1.5%
Honda Motor Co. Ltd.	1.3%
BNP Paribas	1.3%
Hoya Corp.	1.3%

16.3%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	21.8%
Financial	21.0%
Consumer, Cyclical	15.9%
Industrial	14.5%
Communications	6.8%
Technology	5.9%
Basic Materials	5.3%
Mutual Funds	3.7%
Energy	2.8%
Utilities	1.8%
Diversified	1.6%

Total Long-Term Investments	101.1%
Short-Term Investments and Other Assets and Liabilities	(1.1)%

Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 87.8%

CORPORATE DEBT — 26.3%
Airlines — 0.9%
America West Airlines, Inc. 8.057% 1/02/22	$875,176	$962,694
Continental Airlines, Inc. 5.983% 10/19/23	3,754,316	4,148,519
Continental Airlines, Inc. 6.545% 8/02/20	666,076	703,975
Continental Airlines, Inc. 8.048% 5/01/22	2,341,172	2,566,393
US Airways, Inc. 7.125% 4/22/25	1,357,917	1,569,243

		9,950,824

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC 3.336% 3/18/21	1,350,000	1,389,209
General Motors Co. 3.500% 10/02/18	1,110,000	1,136,237
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,374,618

		3,900,064

Banks — 6.1%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,133,356
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,621,644
Barclays PLC 4.375% 1/12/26	1,850,000	1,815,442
Capital One NA 2.350% 8/17/18	4,600,000	4,623,681
CIT Group, Inc. 5.250% 3/15/18	1,406,000	1,454,507
Citigroup, Inc. 3 mo. USD LIBOR + .550%, FRN 1.179% 8/25/36	2,000,000	1,293,626
Citigroup, Inc. 5.850% 8/02/16	1,050,000	1,066,492
Credit Suisse AG 3 mo. USD LIBOR + .490%, FRN 1.125% 5/26/17	2,115,000	2,109,120
Credit Suisse Group Funding Guernsey Ltd. (a) 3.125% 12/10/20	1,300,000	1,292,828
Discover Bank 2.000% 2/21/18	1,565,000	1,556,873
Discover Bank 4.200% 8/08/23	2,120,000	2,215,981
The Goldman Sachs Group, Inc. 4.750% 10/21/45	2,000,000	2,090,438
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,803,548

	Principal Amount	Value
JP Morgan Chase Bank NA 6.000% 10/01/17	$11,700,000	$12,421,422
Royal Bank of Scotland Group PLC 6.400% 10/21/19	3,250,000	3,646,360
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,989,850
Wells Fargo & Co. 2.500% 3/04/21	2,645,000	2,678,407

		63,813,575

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	3,250,000	3,632,077
DS Services of America, Inc. (a) 10.000% 9/01/21	1,400,000	1,585,500

		5,217,577

Biotechnology — 0.2%
Celgene Corp. 3.875% 8/15/25	2,000,000	2,101,872

Computers — 0.3%
Apple, Inc. 4.650% 2/23/46	3,185,000	3,476,918

Diversified Financial — 4.8%
Ally Financial, Inc. 5.500% 2/15/17	2,100,000	2,138,472
Federal Home Loan Banks STEP 1.250% 6/28/30	6,970,000	7,014,945
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	20,441,513
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,500,000	1,591,149
GE Capital International Funding Co. (a) 4.418% 11/15/35	2,548,000	2,768,129
General Electric Capital Corp. 3.100% 1/09/23	1,146,000	1,213,520
General Electric Capital Corp. 6.875% 1/10/39	716,000	1,036,766
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.600%, FRN 2.236% 11/29/23	1,200,000	1,196,412
International Lease Finance Corp. (a) 7.125% 9/01/18	3,911,000	4,262,990
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,389,502
Morgan Stanley 3.875% 1/27/26	5,000,000	5,216,045
Morgan Stanley 5.500% 7/24/20	1,350,000	1,517,815

		50,787,258

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.1%
Protective Life Global Funding (a) 2.700% 11/25/20	$1,495,000	$1,518,775

Electric — 2.4%
Aep Texas Central Co. (a) 3.850% 10/01/25	2,000,000	2,097,908
Berkshire Hathaway Energy Co. 4.500% 2/01/45	1,000,000	1,064,606
Entergy Corp. 4.700% 1/15/17	1,300,000	1,323,656
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,318,135
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,084,558
Indianapolis Power & Light Co. (a) 4.700% 9/01/45	2,000,000	2,127,310
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,817,400
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,079,595
NextEra Energy Capital Holdings, Inc. 2.056% 9/01/17	4,000,000	4,021,604
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,161,002
Public Service Electric & Gas Co. 4.150% 11/01/45	2,000,000	2,109,662

		25,205,436

Foods — 0.2%
Kraft Heinz Foods Co. (a) 5.200% 7/15/45	1,750,000	1,958,056

Gas — 0.4%
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	895,437
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,422,869

		4,318,306

Health Care – Services — 0.6%
Community Health Systems, Inc. 5.125% 8/15/18	700,000	705,250
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	1,400,000	1,386,000
HCA, Inc. 6.500% 2/15/20	2,515,000	2,760,212
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN (a) 4.134% 6/15/20	1,365,000	1,354,763

		6,206,225

Insurance — 2.4%
Berkshire Hathaway, Inc. 3.125% 3/15/26	3,900,000	3,998,849

	Principal Amount	Value
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	$1,750,000	$1,785,506
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	4,540,000	4,313,000
TheGuardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	2,872,686
Jackson National Life Global Funding (a) 2.600% 12/09/20	2,085,000	2,111,788
Reliance Standard Life Global Funding II (a) 2.150% 10/15/18	2,795,000	2,799,528
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	4,028,048
ZFS Finance USA Trust II 3 mo. USD LIBOR + 2.000%, VRN (a) 6.450% 12/15/65	3,000,000	2,994,000

		24,903,405

Media — 0.6%
CCO Safari II LLC (a) 4.908% 7/23/25	3,945,000	4,161,249
CCOH Safari LLC (a) 5.750% 2/15/26	10,000	10,350
DISH DBS Corp. 6.750% 6/01/21	695,000	717,587
Neptune Finco Corp. (a) 6.625% 10/15/25	1,405,000	1,519,016

		6,408,202

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	784,438
BP Capital Markets PLC 3.535% 11/04/24	2,000,000	2,043,310
Canadian Natural Resources Ltd. 3.900% 2/01/25	1,600,000	1,438,063
Chesapeake Energy Corp. 6.625% 8/15/20	500,000	195,000
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,035,409
Shell International Finance BV 4.375% 5/11/45	1,415,000	1,419,065

		6,915,285

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.634% 12/15/19	650,000	640,250

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.8%
AbbVie, Inc. 4.700% 5/14/45	$1,985,000	$2,110,793
Actavis Funding SCS 3.800% 3/15/25	2,630,000	2,737,154
Actavis Funding SCS 4.750% 3/15/45	600,000	631,023
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,243,001
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	314,500
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	821,000	643,459
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	346,500

		8,026,430

Pipelines — 1.3%
Boardwalk Pipelines LP 3.375% 2/01/23	5,000,000	4,219,185
Energy Transfer Partners LP 3.600% 2/01/23	4,790,000	4,155,378
Energy Transfer Partners LP 5.950% 10/01/43	750,000	645,988
EnLink Midstream Partners LP 5.050% 4/01/45	2,650,000	1,782,830
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,760,000	1,755,600
Spectra Energy Partners LP 4.500% 3/15/45	1,610,000	1,428,514

		13,987,495

Real Estate — 0.5%
American Campus Communities, Inc. 3.350% 10/01/20	3,000,000	3,064,032
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	2,235,000	2,226,500

		5,290,532

Real Estate Investment Trusts (REITS) — 1.6%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,155,528
Boston Properties LP 3.700% 11/15/18	3,495,000	3,655,337
HCP, Inc. 4.000% 12/01/22	3,500,000	3,517,510
HCP, Inc. 5.625% 5/01/17	1,500,000	1,555,664
National Retail Properties, Inc. 6.875% 10/15/17	2,725,000	2,923,881

	Principal Amount	Value
Vereit Operating Partnership LP 2.000% 2/06/17	$2,105,000	$2,083,950
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,298,614

		17,190,484

Software — 0.3%
Microsoft Corp. 3.750% 2/12/45	600,000	594,327
Microsoft Corp. 4.450% 11/03/45	2,000,000	2,218,332

		2,812,659

Telecommunications — 1.1%
Altice US Finance I Corp. (a) 5.375% 7/15/23	400,000	410,750
AT&T, Inc. 4.750% 5/15/46	2,900,000	2,828,825
AT&T, Inc. 4.800% 6/15/44	1,500,000	1,460,279
Sprint Communications, Inc. (a) 9.000% 11/15/18	500,000	523,750
T-Mobile USA, Inc. 6.500% 1/15/26	1,300,000	1,350,375
Verizon Communications, Inc. 2.500% 9/15/16	617,000	621,752
Verizon Communications, Inc. 4.862% 8/21/46	3,665,000	3,864,819

		11,060,550

TOTAL CORPORATE DEBT (Cost $274,732,104)		275,690,178

MUNICIPAL OBLIGATIONS — 1.5%
City of New York NY 6.271% 12/01/37	1,750,000	2,350,617
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,277,700
New York State Dormitory Authority 5.051% 9/15/27	600,000	707,580
State of California 7.950% 3/01/36	700,000	846,979

		15,182,876

TOTAL MUNICIPAL OBLIGATIONS (Cost $13,812,701)		15,182,876

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Automobile ABS — 0.3%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	$3,495,000	$3,489,336

Commercial MBS — 1.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2 (a) 3.901% 8/10/35	1,285,000	1,388,273
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.664% 2/24/51	5,631,190	5,693,680
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,332,925
COMM Mortgage Trust, Series 2015-3BP, Class A (a) 3.178% 2/10/35	1,345,000	1,368,054
COMM Mortgage Trust, Series 2016-787S, Class A, VRN (a) 3.545% 2/10/36	1,280,000	1,345,041
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) 3.611% 8/10/49	1,340,000	1,430,123
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	1,240,000	1,381,903
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2 5.300% 11/15/38	1,654,928	1,656,360
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,320,808
RBSCF Trust, Series 2013-GSP, Class A, VRN (a) 3.834% 1/13/32	1,320,000	1,392,452

		18,309,619

Home Equity ABS — 2.0%
Accredited Mortgage Loan Trust, Series 2006-1, Class A3, 1 mo. USD LIBOR + .180%, FRN 0.616% 4/25/36	1,735,666	1,722,375
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 0.623% 5/25/37	1,532,644	1,478,126

	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.583% 5/25/36	$1,638,605	$1,563,956
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 0.593% 1/25/34	841,415	782,771
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 1 mo. USD LIBOR + .350%, FRN 0.783% 4/25/36	2,010,064	1,995,934
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 1.288% 8/25/34	1,772,149	1,652,141
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.793% 10/25/35	1,933,354	1,754,361
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 1.633% 10/25/33	5,103,689	4,642,248
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 1.233% 10/25/35	1,138,473	989,439
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.833% 12/25/35	4,600,000	4,380,306
Soundview Home Loan Trust, Series 2007-NS1, Class A2, 1 mo. USD LIBOR + .150%, FRN 0.583% 1/25/37	232,145	231,252

		21,192,909

Other ABS — 3.1%
Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2D, 1 mo. USD LIBOR + .370%, FRN 0.806% 9/25/35	958,696	958,526
Dryden Senior Loan Fund, Series 2015-37A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 4/15/27	3,650,000	3,623,647
Flatiron CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.380%, FRN (a) 2.000% 7/17/26	3,800,000	3,714,755

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Limerock CLO III LLC, Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.530%, FRN (a) 2.154% 10/20/26	$3,000,000	$2,964,117
Magnetite CLO Ltd., Series 2015-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 4/15/27	3,630,000	3,606,743
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 0.723% 2/25/36	7,533,297	6,627,736
Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A3, 1 mo. USD LIBOR + .160%, FRN 0.593% 7/25/36	1,584,288	1,582,127
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.793% 10/25/35	5,112,024	5,073,187
Wells Fargo Home Equity Trust, Series 2006-1, Class A4, 1 mo. USD LIBOR + .230%, FRN 0.663% 5/25/36	4,224,105	4,208,072

		32,358,910

Student Loans ABS — 7.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.135% 7/25/56	4,860,337	4,655,011
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. LIBOR + .800%, FRN (a) 1.235% 4/26/32	4,100,000	3,903,916
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. LIBOR + .170%, FRN 0.799% 5/28/30	5,289,981	5,164,074
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. LIBOR + .600%, FRN 1.035% 5/27/31	7,680,000	7,269,597
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. LIBOR + .600%, FRN (a) 1.035% 9/25/42	6,305,000	5,946,910
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. LIBOR + .160%, FRN 0.794% 12/15/38	7,380,000	6,153,896

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. LIBOR + .160%, FRN 0.794% 9/15/39	$7,720,000	$6,509,971
SLM Student Loan Trust, Series 2012-7, Class A2, 1 mo. LIBOR + .280%, FRN 0.713% 9/25/19	4,134,737	4,089,151
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.919% 1/25/41	3,505,957	2,745,969
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. LIBOR + .380%, FRN 0.999% 10/25/24	7,770,000	7,431,192
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. LIBOR + .700%, FRN 1.133% 1/25/29	4,649,872	4,475,358
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. LIBOR + 1.500%, FRN 2.119% 4/25/23	2,482,082	2,459,768
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.319% 7/25/23	4,355,000	4,357,565
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. LIBOR + 1.850%, FRN 2.469% 7/25/29	3,735,000	3,341,179
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. LIBOR + 2.250%, FRN 2.869% 10/25/29	3,630,000	3,397,344
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. LIBOR + .170%, FRN (a) 0.789% 4/25/40	3,300,000	2,868,208

		74,769,109

WL Collateral CMO — 3.8%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN 2.546% 5/25/35	4,593,647	4,036,869
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN 2.902% 3/25/36	26,549	24,700
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, FRN 2.465% 11/25/35	6,811,446	5,794,740

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. LIBOR + .180%, FRN 0.613% 2/25/37	$4,417,020	$4,143,768
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, FRN 2.861% 8/25/35	2,105,534	2,007,650
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN 2.508% 4/25/34	2,699,631	2,435,873
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.072% 6/26/47	6,332,552	6,103,849
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 0.618% 8/25/36	1,701,885	1,402,694
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 0.743% 1/25/45	2,764,587	2,506,099
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	5,584,532	3,591,861
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR3, Class A4, FRN 5.866% 4/25/37	5,414,482	4,893,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN 2.996% 2/25/34	1,233,124	1,212,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	2,151,988	2,106,206

		40,259,967

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $194,516,662)		190,379,850

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.3%
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KS02, Class A 0.809% 8/25/23 1 mo. LIBOR + .380%, FRN	$4,014,942	$3,960,442
Series K040, Class A2 3.241% 9/25/24	3,345,000	3,601,841
Series K151, Class A3 3.511% 4/25/30	2,870,000	3,073,779

		10,636,062

Pass-Through Securities — 27.3%
Federal Home Loan Mortgage Corp. Pool #G18568 2.500% 9/01/30	8,926,221	9,172,041
Pool #G18565 3.000% 8/01/30	1,540,786	1,612,469
Pool #G08653 3.000% 7/01/45	10,165,963	10,418,920
Pool #G08686 3.000% 1/01/46	6,041,086	6,191,405
Pool #G08697 3.000% 3/01/46	1,055,000	1,081,251
Pool #G07848 3.500% 4/01/44	12,531,361	13,246,041
Pool #G07924 3.500% 1/01/45	12,607,380	13,290,937
Pool #G60138 3.500% 8/01/45	7,885,091	8,340,949
Pool #G08671 3.500% 10/01/45	5,549,138	5,816,624
Pool #G60238 3.500% 10/01/45	13,001,268	13,714,307
Pool #G08681 3.500% 12/01/45	7,824,881	8,202,065
Pool #G08687 3.500% 1/01/46	3,340,087	3,501,351
Pool #G08693 3.500% 2/01/46	8,967,287	9,400,239
Pool #G08698 3.500% 3/01/46	10,625,000	11,137,989
Pool #G08677 4.000% 11/01/45	6,443,421	6,885,400
Pool #G08682 4.000% 12/01/45	4,787,424	5,124,041
Pool #G08688 4.000% 1/01/46	6,255,544	6,695,387
Pool #G08694 4.000% 2/01/46	5,339,884	5,715,345

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	$2,200,000	$2,238,277
Pool #AN1032 2.860% 3/01/26	2,015,000	2,075,945
Pool #AL6829 2.965% 5/01/27	4,771,122	4,952,061
Pool #MA1607 3.000% 10/01/33	6,411,975	6,681,729
Pool #AN0564 3.200% 3/01/31	1,335,000	1,366,142
Pool #466386 3.430% 10/01/20	2,969,780	3,181,707
Pool #AN0877 3.500% 2/01/31	993,637	1,053,280
Pool #AB4262 3.500% 1/01/32	5,653,631	5,992,407
Pool #MA1148 3.500% 8/01/42	11,673,985	12,293,253
Pool #MA1404 3.500% 4/01/43	51,099	53,865
Pool #466216 3.540% 10/01/20	2,500,000	2,695,594
Pool #AM4407 3.650% 9/01/23	1,956,323	2,140,513
Pool #468518 3.930% 7/01/21	1,781,440	1,954,480
Pool #FN0003 4.283% 1/01/21	2,764,813	3,058,016
Pool #468066 4.295% 6/01/21	4,200,496	4,664,404
Pool #467731 4.620% 4/01/21	2,088,925	2,342,481
Federal National Mortgage Association TBA Pool #299 2.500% 4/01/28 (b)	7,750,000	7,955,859
Pool #5650 3.000% 6/01/28 (b)	6,645,000	6,941,949
Pool #6237 3.000% 1/01/43 (b)	5,325,000	5,462,701
Pool #1058 3.500% 9/01/43 (b)	9,860,000	10,339,135
Pool #11192 4.000% 10/01/42 (b)	10,020,000	10,708,093
Pool #20567 4.500% 5/01/40 (b)	7,195,000	7,830,183
Government National Mortgage Association II Pool #MA3033 3.000% 8/20/45	8,896,508	9,231,518
Pool #MA2961 3.500% 7/20/45	6,042,117	6,395,675

	Principal Amount	Value
Pool #MA3173 3.500% 10/20/45	$6,630,591	$7,018,584
Pool #MA3377 4.000% 1/20/46	7,442,620	7,976,977
Government National Mortgage Association II TBA, Pool #304 3.500% 2/01/44 (b)	9,945,000	10,513,730

		286,665,319

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $294,683,090)		297,301,381

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bonds & Notes — 13.6%
U.S. Treasury Bond 2.500% 2/15/46	28,010,000	27,315,767
U.S. Treasury Inflation Index 0.250% 1/15/25	21,299,472	21,478,899
U.S. Treasury Inflation Index 0.750% 2/15/45	16,011,127	15,490,557
U.S. Treasury Inflation Index 1.375% 2/15/44	7,984,608	8,938,912
U.S. Treasury Inflation Index 2.500% 7/15/16	2,375,467	2,418,491
U.S. Treasury Note 1.250% 3/31/21	8,260,000	8,270,970
U.S. Treasury Note 1.375% 1/31/21	45,235,000	45,559,244
U.S. Treasury Note 1.625% 2/15/26	13,995,000	13,793,822

		143,266,662

TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,776,212)		143,266,662

TOTAL BONDS & NOTES (Cost $919,520,769)		921,820,947

TOTAL LONG-TERM INVESTMENTS (Cost $919,520,769)		921,820,947

SHORT-TERM INVESTMENTS — 17.2%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (c)	20,182,175	20,182,175

Sovereign Debt Obligation — 0.5%
Japan Treasury Discount Bill JPY (d) 0.010% 6/27/16	600,000,000	5,332,480

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.6%
Euro Time Deposit 0.010% 4/01/16	$6,082,806	$6,082,806

U.S. Treasury Bills — 14.2%
U.S. Treasury Bill (e) 0.000% 4/07/16	550,000	549,989
U.S. Treasury Bill 0.000% 8/18/16	148,645,000	148,452,505

		149,002,494

TOTAL SHORT-TERM INVESTMENTS (Cost $180,567,645)		180,599,955

TOTAL INVESTMENTS — 105.0% (Cost $1,100,088,414) (f)		1,102,420,902

Other Assets/(Liabilities) — (5.0)%		(52,392,853)

NET ASSETS — 100.0%		$1,050,028,049

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $115,255,520 or 10.98% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $20,182,180. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $20,589,646.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 6.988%	6,050	$159,055

TOTAL PREFERRED STOCK (Cost $162,660)		159,055

TOTAL EQUITIES (Cost $162,660)		159,055

	Principal Amount
BONDS & NOTES — 90.4%

BANK LOANS — 2.8%
Airlines — 0.2%
American Airlines, Inc., New Term Loan 3.250% 6/26/20	$491,250	488,445

Building Materials — 0.0%
ABC Supply Co., Inc., Term Loan 3.500% 4/16/20	138,135	137,927

Coal — 0.0%
Murray Energy Corp., Term Loan B2 7.500% 4/16/20	198,464	100,423

Commercial Services — 0.0%
Brickman Group Ltd. LLC, 1st Lien Term Loan 4.000% 12/18/20	128,687	126,499

Diversified Financial Services — 0.1%
Ziggo Financing Partnership, USD Term Loan B1 3.500% 1/15/22	107,238	106,121
Ziggo Financing Partnership, USD Term Loan B2A 3.508% 1/15/22	69,106	68,386
Ziggo Financing Partnership, USD Term Loan B3 3.601% 1/15/22	113,655	112,471

		286,978

Electric — 0.4%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan 4.250% 6/19/16	1,060,000	1,058,346

	Principal Amount	Value
Foods — 0.1%
Maple Holdings Acquisition Corp., USD Term Loan B 5.250% 3/03/23	$198,800	$198,468

Health Care – Services — 0.2%
MPH Acquisition Holdings LLC, Term Loan 3.750% 3/31/21	334,424	330,913
Select Medical Corp., Series F Term Loan B 6.000% 3/03/21	280,000	280,000

		610,913

Lodging — 0.0%
Station Casinos LLC, Term Loan B 4.250% 3/02/20	18,329	18,268

Machinery – Diversified — 0.0%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	136,500	124,215

Media — 0.3%
Univision Communications, Inc., Term Loan C3 4.000% 3/01/20	346,294	342,471
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	425,482	420,827

		763,298

Mining — 0.0%
FMG Resources (August 2006) Property Ltd., New Term Loans B 4.250% 6/30/19	145,636	122,658

Packaging & Containers — 0.0%
Berry Plastics Holding Corp., Term Loan F 4.000% 10/01/22	37,043	37,024

Pharmaceuticals — 0.2%
DPx Holdings B.V., 2014 USD Incremental Term Loan 4.250% 3/11/21	356,373	342,934
Valeant Pharmaceuticals International, Term Loan B F1 4.000% 4/01/22	267,300	252,042

		594,976

Retail — 0.5%
1011778 B.C. Unlimited Liability Co., Term Loan B 3.750% 12/10/21	382,880	382,348
Academy, Ltd., 2015 Term Loan B 5.000% 7/01/22	309,443	293,921
Michaels Stores, Inc., Term Loan B 3.750% 1/28/20	126,425	126,050

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Neiman Marcus Group, Inc., 2020 Term Loan 4.250% 10/25/20	$327,494	$299,411
PetSmart, Inc., Term Loan B 4.250% 3/11/22	387,075	385,236

		1,486,966

Software — 0.2%
First Data Corp., Extended 2021 Term Loan 4.432% 3/24/21	100,000	99,672
Kronos, Inc., Initial Incremental Term Loan 4.500% 10/30/19	479,631	477,535

		577,207

Specialty Stores — 0.1%
Party City Holdings, Inc. ., 2015 Term Loan B 4.250% 8/19/22	389,815	386,241

Telecommunications — 0.4%
T-Mobile USA, Inc., Term Loan B 3.500% 11/09/22	99,750	100,093
Telesat Canada, USD Term Loan B2 3.500% 3/28/19	729,323	724,765
Virgin Media Investment Holdings Ltd., USD Term Loan F 3.500% 6/30/23	389,328	385,778

		1,210,636

Transportation — 0.1%
Air Medical Group Holdings, Inc. ., Term Loan B 4.250% 4/28/22	158,800	154,681

TOTAL BANK LOANS (Cost $8,638,800)		8,484,169

CORPORATE DEBT — 30.1%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	58,619

Aerospace & Defense — 0.4%
The Boeing Co. 4.875% 2/15/20	10,000	11,251
The Boeing Co. 6.000% 3/15/19	130,000	147,606
Harris Corp. 5.054% 4/27/45	80,000	85,238
Lockheed Martin Corp. 3.550% 1/15/26	520,000	550,816
Lockheed Martin Corp. 4.500% 5/15/36	70,000	75,297
Raytheon Co. 3.125% 10/15/20	120,000	128,122

	Principal Amount	Value
United Technologies Corp. 4.500% 6/01/42	$180,000	$195,029

		1,193,359

Agriculture — 0.8%
Altria Group, Inc. 2.850% 8/09/22	210,000	216,920
Altria Group, Inc. 4.750% 5/05/21	290,000	328,908
Altria Group, Inc. 5.375% 1/31/44	110,000	134,399
Altria Group, Inc. 9.250% 8/06/19	180,000	222,413
Altria Group, Inc. 9.950% 11/10/38	30,000	52,757
Altria Group, Inc. 10.200% 2/06/39	130,000	238,141
Philip Morris International, Inc. 2.500% 8/22/22	80,000	82,385
Philip Morris International, Inc. 2.900% 11/15/21	240,000	253,686
Philip Morris International, Inc. 4.500% 3/20/42	80,000	86,001
Reynolds American, Inc. 3.250% 6/12/20	65,000	67,974
Reynolds American, Inc. 5.850% 8/15/45	620,000	757,120
Reynolds American, Inc. 8.125% 6/23/19	10,000	11,949

		2,452,653

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	194,055	223,163
United Air Lines, Inc. 9.750% 7/15/18	67,869	71,275

		294,438

Auto Manufacturers — 0.7%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	261,622
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	203,000
Ford Motor Co. 4.750% 1/15/43	660,000	662,161
Ford Motor Credit Co. LLC 3.200% 1/15/21	360,000	367,958
General Motors Co. 6.250% 10/02/43	300,000	320,413
General Motors Financial Co., Inc. 2.750% 5/15/16	50,000	50,090
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,333

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc. 3.450% 4/10/22	$30,000	$29,456
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,056
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	82,682

		2,007,771

Automotive & Parts — 0.1%
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	200,000	207,500
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	100,000	102,250

		309,750

Banks — 6.9%
Bank of America Corp. 3.300% 1/11/23	90,000	90,756
Bank of America Corp. 3.875% 8/01/25	250,000	259,111
Bank of America Corp. 4.000% 4/01/24	270,000	283,219
Bank of America Corp. 4.000% 1/22/25	270,000	270,410
Bank of America Corp. 4.125% 1/22/24	290,000	307,193
Bank of America Corp. 4.200% 8/26/24	380,000	386,950
Bank of America Corp. 4.875% 4/01/44	220,000	239,727
Bank of America Corp. 5.000% 5/13/21	220,000	244,176
Bank of America Corp. 5.000% 1/21/44	460,000	507,680
Bank of America Corp. 5.625% 7/01/20	210,000	235,980
Bank of America Corp. 5.650% 5/01/18	90,000	96,612
Bank of America Corp. 5.750% 12/01/17	30,000	31,879
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	290,000	284,200
Bank of America Corp. 7.625% 6/01/19	40,000	46,551
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	137,050
BNP Paribas SA 2.375% 9/14/17	130,000	131,603
BNP Paribas SA (a) 4.375% 9/28/25	200,000	199,811
CIT Group Inc. 5.000% 8/15/22	180,000	182,137

	Principal Amount	Value
CIT Group, Inc. 5.000% 8/01/23	$150,000	$150,750
Citigroup, Inc. 3.750% 6/16/24	300,000	310,736
Citigroup, Inc. 3.875% 10/25/23	60,000	62,832
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,064,843
Citigroup, Inc. 4.400% 6/10/25	340,000	346,702
Citigroup, Inc. 4.450% 9/29/27	540,000	543,372
Citigroup, Inc. 4.650% 7/30/45	720,000	754,008
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/31/49	500,000	481,250
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	144,072
Citigroup, Inc. 6.625% 6/15/32	20,000	23,358
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	76,862
Cooperatieve Rabobank UA 4.375% 8/04/25	280,000	288,288
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	263,900
Cooperatieve Rabobank UA 5.250% 8/04/45	895,000	967,909
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	251,979
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	529,296
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	247,698
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,900
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	92,994
The Goldman Sachs Group, Inc. 4.250% 10/21/25	190,000	193,190
The Goldman Sachs Group, Inc. 4.750% 10/21/45	180,000	188,139
The Goldman Sachs Group, Inc. 5.150% 5/22/45	430,000	436,830
HSBC Holdings PLC 3.400% 3/08/21	490,000	500,042
HSBC Holdings PLC 4.250% 8/18/25	330,000	325,997

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Holdings PLC 6.500% 9/15/37	$300,000	$352,351
ING Bank NV (a) 5.800% 9/25/23	210,000	228,834
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	421,399
JP Morgan Chase & Co. 3.375% 5/01/23	130,000	130,538
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	83,416
JP Morgan Chase & Co. 3.875% 9/10/24	380,000	389,709
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	306,086
M&T Bank Corp. 6.875% 12/29/49	440,000	441,650
Nordea Bank AB (a) 4.875% 5/13/21	390,000	422,444
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	243,072
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	215,092
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	116,684
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 2.500%, VRN 7.648% 8/29/49	30,000	35,100
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	71,995
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	423,156
State Street Corp. STEP 4.956% 3/15/18	280,000	294,293
UBS Group Funding Jersey Ltd. (a) 4.125% 9/24/25	530,000	530,756
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	710,000	701,125
Wells Fargo & Co. 3.450% 2/13/23	120,000	123,062
Wells Fargo & Co. 4.300% 7/22/27	610,000	647,237
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,076,608
Wells Fargo & Co. 4.600% 4/01/21	40,000	44,381
Wells Fargo & Co. 4.650% 11/04/44	60,000	61,677
Wells Fargo & Co. 4.900% 11/17/45	290,000	311,269
Wells Fargo & Co. 5.375% 11/02/43	110,000	124,334

	Principal Amount	Value
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	$460,000	$491,188
Wells Fargo Bank NA 6.000% 11/15/17	250,000	268,178

		20,806,626

Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	195,242
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	320,000	332,679
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	1,440,000	1,514,323
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	1,310,000	1,464,006
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	242,003
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	112,124
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	293,179
Diageo Capital PLC 4.828% 7/15/20	200,000	225,128
Diageo Investment Corp. 2.875% 5/11/22	150,000	156,786
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,930
PepsiCo, Inc. 4.000% 3/05/42	50,000	51,721
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	181,781
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	269,866

		5,069,768

Biotechnology — 0.6%
Amgen, Inc. 3.625% 5/22/24	70,000	73,642
Amgen, Inc. 5.375% 5/15/43	220,000	250,538
Celgene Corp. 3.550% 8/15/22	120,000	125,817
Celgene Corp. 3.625% 5/15/24	40,000	41,344
Celgene Corp. 3.875% 8/15/25	220,000	231,206
Celgene Corp. 5.000% 8/15/45	210,000	227,080
Celgene Corp. 5.250% 8/15/43	70,000	78,217
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	225,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gilead Sciences, Inc. 4.500% 2/01/45	$120,000	$127,105
Gilead Sciences, Inc. 4.750% 3/01/46	330,000	361,215

		1,741,481

Chemicals — 0.3%
Axiall Corp. 4.875% 5/15/23	90,000	87,918
Eagle Spinco, Inc. 4.625% 2/15/21	300,000	290,280
Ecolab, Inc. 4.350% 12/08/21	50,000	55,201
OCP SA (a) 4.500% 10/22/25	330,000	316,223
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	53,865

		803,487

Coal — 0.0%
Murray Energy Corp. (a) 11.250% 4/15/21	190,000	25,175

Commercial Services — 0.1%
Catholic Health Initiatives 4.350% 11/01/42	20,000	19,746
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	119,148
United Rentals North America, Inc. 5.500% 7/15/25	140,000	139,271

		278,165

Diversified Financial — 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.750% 5/15/19	150,000	149,250
Ally Financial, Inc. 3.500% 1/27/19	80,000	78,800
Ally Financial, Inc. 7.500% 9/15/20	296,000	327,820
American Express Co. 3 mo. USD LIBOR + 2.228%, VRN 6.800% 9/01/66	180,000	180,450
Boeing Capital Corp. 4.700% 10/27/19	150,000	166,606
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	92,250
Citigroup, Inc. 5.500% 9/13/25	170,000	186,033
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	40,000	39,300

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 12/31/49	$100,000	$96,344
Citigroup, Inc. 8.125% 7/15/39	10,000	14,793
Countrywide Financial Corp. 6.250% 5/15/16	360,000	362,044
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,387,118
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	498,768
GE Capital International Funding Co. (a) 2.342% 11/15/20	215,000	220,255
GE Capital International Funding Co. (a) 4.418% 11/15/35	580,000	630,108
General Electric Co. 4.375% 9/16/20	10,000	11,154
General Electric Co. 4.650% 10/17/21	170,000	193,942
General Electric Co. 5.300% 2/11/21	75,000	87,101
General Electric Co. 5.875% 1/14/38	86,000	112,050
General Electric Co. 6.875% 1/10/39	116,000	167,968
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	104,852
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	112,563
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	330,626
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	957,369
The Goldman Sachs Group, Inc. 6.750% 10/01/37	60,000	71,666
HSBC Finance Corp. 6.676% 1/15/21	460,000	527,626
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,185
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	690,200
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,903
John Deere Capital Corp. 2.250% 4/17/19	100,000	102,088
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	43,708
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	20,438
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	120,782
Morgan Stanley 4.750% 3/22/17	40,000	41,313

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 5.500% 7/24/20	$200,000	$224,861
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	87,300
Synchrony Financial 2.700% 2/03/20	200,000	198,181
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	290,502
Visa, Inc. 3.150% 12/14/25	560,000	584,570
Visa, Inc. 4.300% 12/14/45	260,000	284,442

		9,905,329

Electric — 1.1%
AES Corp. 4.875% 5/15/23	230,000	221,375
AES Corp. 5.500% 3/15/24	30,000	29,325
AES Corp. 5.500% 4/15/25	90,000	86,850
AES Corp. 7.375% 7/01/21	20,000	22,400
Calpine Corp. (a) 5.875% 1/15/24	120,000	126,000
Duke Energy Corp. 3.750% 4/15/24	100,000	104,549
Exelon Corp. 5.625% 6/15/35	290,000	327,111
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,667
FirstEnergy Corp. 4.250% 3/15/23	310,000	322,701
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	765,177
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	422,725
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	40,000	52,160
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	136,699
Pacific Gas & Electric Co. 6.050% 3/01/34	420,000	535,558
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	57,975

		3,281,272

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	93,125

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	21,093

	Principal Amount	Value
Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	$90,000	$94,131
Waste Management, Inc. 4.600% 3/01/21	30,000	32,186
Waste Management, Inc. 7.375% 5/15/29	50,000	68,240

		194,557

Foods — 0.5%
Kraft Heinz Foods Co. 3.500% 6/06/22	170,000	178,695
Kraft Heinz Foods Co. 5.375% 2/10/20	136,000	151,809
Kraft Heinz Foods Co. (a) 3.950% 7/15/25	120,000	127,685
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	252,000	277,618
Kraft Heinz Foods Co. (a) 5.000% 7/15/35	120,000	132,344
Kraft Heinz Foods Co. (a) 5.200% 7/15/45	70,000	78,322
The Kroger Co. 6.400% 8/15/17	30,000	32,062
The Kroger Co. 6.900% 4/15/38	40,000	52,709
Mondelez International, Inc. 4.000% 2/01/24	260,000	279,149
Tyson Foods, Inc. 5.150% 8/15/44	40,000	44,724
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,399
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	133,523
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,413

		1,539,452

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	137,653

Health Care – Products — 0.3%
Becton Dickinson & Co. 3.734% 12/15/24	140,000	149,045
Becton Dickinson & Co. 4.685% 12/15/44	50,000	54,008
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	10,000	8,825
Medtronic, Inc. 3.125% 3/15/22	180,000	189,992
Medtronic, Inc. 3.500% 3/15/25	260,000	277,509

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Medtronic, Inc. 4.625% 3/15/45	$200,000	$223,844
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	90,000	88,579

		991,802

Health Care – Services — 0.6%
Anthem, Inc. 5.875% 6/15/17	20,000	21,034
Anthem, Inc. 7.000% 2/15/19	50,000	56,559
Centene Escrow Corp. (a) 5.625% 2/15/21	90,000	93,825
Centene Escrow Corp. (a) 6.125% 2/15/24	50,000	52,625
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	90,000	90,900
Fresenius Medical Care US Co. (a) 5.750% 2/15/21	70,000	75,775
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	51,000
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	54,925
HCA, Inc. 4.250% 10/15/19	60,000	61,838
HCA, Inc. 5.375% 2/01/25	50,000	50,547
HCA, Inc. 5.875% 3/15/22	190,000	205,675
HCA, Inc. 5.875% 2/15/26	80,000	82,400
HCA, Inc. 7.500% 2/15/22	120,000	135,900
Humana, Inc. 3.150% 12/01/22	40,000	40,520
Humana, Inc. 4.625% 12/01/42	70,000	68,034
Kindred Healthcare, Inc. 8.750% 1/15/23	140,000	134,050
Tenet Healthcare Corp. 6.750% 6/15/23	80,000	76,600
Tenet Healthcare Corp. 8.125% 4/01/22	140,000	144,025
UnitedHealth Group, Inc. 3.750% 7/15/25	50,000	53,874
UnitedHealth Group, Inc. 4.750% 7/15/45	80,000	91,735
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	89,004
WellPoint, Inc. 3.125% 5/15/22	50,000	50,265

	Principal Amount	Value
WellPoint, Inc. 3.700% 8/15/21	$70,000	$73,549

		1,854,659

Holding Company – Diversified — 0.0%
Argos Merger Sub, Inc. (a) 7.125% 3/15/23	50,000	53,150

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	104,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	117,600

		221,600

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,262
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 6.875% 2/15/21	150,000	155,250
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	63,750

		229,262

Housewares — 0.1%
Newell Rubbermaid, Inc. 3.150% 4/01/21	80,000	82,177
Newell Rubbermaid, Inc. 3.850% 4/01/23	170,000	176,309
Newell Rubbermaid, Inc. 4.200% 4/01/26	140,000	146,446

		404,932

Insurance — 0.7%
American International Group, Inc. 3.750% 7/10/25	210,000	209,750
American International Group, Inc. 6.250% 3/15/37	234,000	241,020
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	71,166
Chubb INA Holdings, Inc. 3.350% 5/03/26	90,000	93,959
Chubb INA Holdings, Inc. 4.350% 11/03/45	230,000	250,656
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	230,000
MetLife, Inc. 6.400% 12/15/36	200,000	206,600
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	214,310

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	$260,000	$334,678
Voya Financial, Inc. STEP 2.900% 2/15/18	40,000	40,616
Voya Financial, Inc. 5.700% 7/15/43	200,000	226,713

		2,119,468

Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	180,000	207,394
Netflix, Inc. 5.500% 2/15/22	10,000	10,470
Netflix, Inc. 5.875% 2/15/25	50,000	52,625

		270,489

Iron & Steel — 0.4%
ArcelorMittal 6.125% 6/01/25	110,000	101,750
ArcelorMittal STEP 6.500% 3/01/21	60,000	59,100
ArcelorMittal STEP 7.250% 2/25/22	50,000	49,475
ArcelorMittal STEP 8.000% 10/15/39	80,000	69,600
Glencore Funding LLC (a) 2.875% 4/16/20	540,000	480,600
Steel Dynamics, Inc. 6.375% 8/15/22	60,000	61,800
Vale Overseas Ltd. 6.875% 11/21/36	361,000	285,082

		1,107,407

Leisure Time — 0.0%
NCL Corp. Ltd. (a) 4.625% 11/15/20	140,000	140,700

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	250,000	259,050

Manufacturing — 0.2%
Eaton Corp. 1.500% 11/02/17	70,000	70,071
Eaton Corp. 2.750% 11/02/22	570,000	570,284
General Electric Co. 4.500% 3/11/44	60,000	66,975

		707,330

Media — 1.7%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	24,057

	Principal Amount	Value
21st Century Fox America, Inc. 6.650% 11/15/37	$30,000	$37,354
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.875% 4/01/24	30,000	31,425
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	94,000	95,880
CCO Safari II LLC (a) 4.464% 7/23/22	160,000	167,243
CCO Safari II LLC (a) 6.484% 10/23/45	740,000	823,417
Comcast Corp. 3.375% 2/15/25	140,000	148,773
Comcast Corp. 3.375% 8/15/25	190,000	202,102
Comcast Corp. 4.200% 8/15/34	160,000	169,129
Comcast Corp. 4.250% 1/15/33	20,000	21,300
Comcast Corp. 6.400% 3/01/40	80,000	108,437
Comcast Corp. 6.950% 8/15/37	160,000	224,682
CSC Holdings LLC 6.750% 11/15/21	190,000	195,130
DISH DBS Corp. 5.875% 7/15/22	80,000	75,800
DISH DBS Corp. 5.875% 11/15/24	480,000	440,400
NBCUniversal Media LLC 4.375% 4/01/21	170,000	190,095
Numericable-SFR SA (a) 6.000% 5/15/22	400,000	390,000
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	147,922
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	19,834
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	51,746
Time Warner Cable, Inc. 6.550% 5/01/37	70,000	76,709
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	135,065
Time Warner Cable, Inc. 7.300% 7/01/38	80,000	93,840
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	267,760
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	25,407
Time Warner, Inc. 4.750% 3/29/21	200,000	220,559

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.250% 3/29/41	$20,000	$23,118
Time Warner, Inc. 7.700% 5/01/32	300,000	385,155
Univision Communications, Inc. (a) 6.750% 9/15/22	261,000	276,660
Viacom, Inc. 3.875% 4/01/24	30,000	29,880
Viacom, Inc. 4.250% 9/01/23	50,000	51,181

		5,150,060

Mining — 0.8%
Barrick Gold Corp. 4.100% 5/01/23	54,000	52,590
Barrick Gold Corp. 6.950% 4/01/19	61,000	66,623
Barrick NA Finance LLC 4.400% 5/30/21	180,000	184,015
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	41,142
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	132,250
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	461,270
BHP Billiton Finance USA Ltd. USD 5 year swap rate + 5.093%, VRN (a) 6.750% 10/20/25	290,000	290,000
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	190,000	189,525
Freeport-McMoRan, Inc. 4.000% 11/14/21	250,000	176,875
Glencore Finance Canada STEP (a) 2.700% 10/25/17	320,000	313,600
Glencore Finance Canada (a) 5.800% 11/15/16	60,000	60,744
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	220,000	227,706
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	20,000	20,758
Southern Copper Corp. 5.250% 11/08/42	400,000	328,540

		2,545,638

Oil & Gas — 2.8%
Anadarko Petroleum Corp. 4.850% 3/15/21	320,000	323,394
Anadarko Petroleum Corp. 6.450% 9/15/36	10,000	9,986
Antero Resources Corp. 5.375% 11/01/21	10,000	9,250
Apache Corp. 5.100% 9/01/40	330,000	299,424

	Principal Amount	Value
Apache Corp. 6.000% 1/15/37	$30,000	$29,853
Atwood Oceanics, Inc. 6.500% 2/01/20	70,000	33,250
BP Capital Markets PLC 3.506% 3/17/25	80,000	81,212
BP Capital Markets PLC 3.561% 11/01/21	20,000	21,058
California Resources Corp. 5.500% 9/15/21	70,000	15,400
California Resources Corp. 6.000% 11/15/24	210,000	47,250
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	82,425
CNOOC Finance 2015 USA LLC 3.500% 5/05/25	550,000	540,905
Concho Resources, Inc. 5.500% 4/01/23	20,000	19,600
Concho Resources, Inc. 6.500% 1/15/22	98,000	97,755
Conoco, Inc. 6.950% 4/15/29	125,000	140,606
Continental Resources, Inc. 4.500% 4/15/23	30,000	25,088
Continental Resources, Inc. 5.000% 9/15/22	20,000	17,238
Devon Energy Corp. 3.250% 5/15/22	100,000	84,199
Devon Energy Corp. 5.000% 6/15/45	330,000	246,301
Devon Energy Corp. 5.600% 7/15/41	170,000	133,144
Devon Energy Corp. 5.850% 12/15/25	170,000	164,090
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	58,835
Ecopetrol SA 5.375% 6/26/26	300,000	273,000
Ecopetrol SA 5.875% 5/28/45	190,000	149,568
Ensco PLC 4.700% 3/15/21	100,000	69,787
Exxon Mobil Corp. 3.043% 3/01/26	240,000	245,631
Exxon Mobil Corp. 4.114% 3/01/46	70,000	74,221
Hess Corp. 8.125% 2/15/19	130,000	142,830
Kerr-McGee Corp. 6.950% 7/01/24	230,000	243,446
Kerr-McGee Corp. 7.875% 9/15/31	130,000	142,017

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MEG Energy Corp. (a) 6.500% 3/15/21	$20,000	$12,075
Noble Energy, Inc. 5.250% 11/15/43	30,000	25,836
Noble Energy, Inc. 8.250% 3/01/19	300,000	330,154
Oasis Petroleum, Inc. 6.875% 3/15/22	140,000	103,600
Oasis Petroleum, Inc. 7.250% 2/01/19	30,000	22,875
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	123,960
Occidental Petroleum Corp. (c) 3.400% 4/15/26	170,000	171,623
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	83,313
Petrobras Global Finance BV 5.375% 1/27/21	660,000	545,576
Petrobras Global Finance BV 6.250% 3/17/24	240,000	191,928
Petrobras International Finance Co. 5.750% 1/20/20	142,000	123,362
Petroleos Mexicanos 6.375% 1/23/45	220,000	203,940
Petroleos Mexicanos (a) 6.875% 8/04/26	160,000	173,200
Petroleos Mexicanos Co. 6.625% 6/15/35	623,000	598,080
Pride International, Inc. 6.875% 8/15/20	40,000	29,200
QEP Resources, Inc. 5.250% 5/01/23	40,000	34,800
QEP Resources, Inc. 6.875% 3/01/21	190,000	174,325
Range Resources Corp. (a) 4.875% 5/15/25	40,000	35,000
Range Resources Corp. 5.000% 3/15/23	240,000	203,400
Shell International Finance BV 4.125% 5/11/35	110,000	112,710
Shell International Finance BV 4.375% 3/25/20	210,000	229,250
Shell International Finance BV 4.375% 5/11/45	190,000	190,546
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	352,155
SM Energy Co. 5.000% 1/15/24	90,000	62,297
SM Energy Co. 6.125% 11/15/22	130,000	94,770
SM Energy Co. 6.500% 1/01/23	50,000	35,250

	Principal Amount	Value
Transocean, Inc. STEP 5.800% 12/15/16	$70,000	$69,790
Whiting Petroleum Corp. 5.750% 3/15/21	80,000	53,200
Whiting Petroleum Corp. 6.250% 4/01/23	280,000	188,300

		8,395,278

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	193,232
Halliburton Co. 2.700% 11/15/20	80,000	81,218
Halliburton Co. 3.800% 11/15/25	240,000	240,371
Plains Exploration & Production Co. 6.500% 11/15/20	26,000	20,800
Plains Exploration & Production Co. 6.875% 2/15/23	36,000	27,540
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	192,629
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	154,864
Schlumberger Norge AS (a) 4.200% 1/15/21	10,000	10,742
SESI LLC 7.125% 12/15/21	50,000	37,750

		959,146

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.634% 12/15/19	200,000	197,000
Rock Tenn Co. 3.500% 3/01/20	80,000	81,114
Rock Tenn Co. 4.000% 3/01/23	30,000	30,731

		308,845

Pharmaceuticals — 0.6%
AbbVie, Inc. 1.750% 11/06/17	130,000	130,602
AbbVie, Inc. 2.900% 11/06/22	80,000	81,413
AbbVie, Inc. 3.600% 5/14/25	130,000	136,463
Actavis Funding SCS 3.450% 3/15/22	30,000	31,145
Actavis Funding SCS 3.800% 3/15/25	180,000	187,334
Actavis Funding SCS 4.550% 3/15/35	30,000	30,909

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Actavis Funding SCS 4.750% 3/15/45	$210,000	$220,858
Baxalta, Inc. (a) 5.250% 6/23/45	30,000	31,884
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	188,545
Merck & Co., Inc. 2.750% 2/10/25	150,000	153,552
Pfizer, Inc. 6.200% 3/15/19	240,000	273,165
Valeant Pharmaceuticals Co. (a) 5.375% 3/15/20	300,000	244,500
Valeant Pharmaceuticals Co. (a) 7.500% 7/15/21	10,000	8,331

		1,718,701

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	61,084
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	306,893
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	40,472
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	108,718
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	77,463
MPLX LP (a) 4.875% 12/01/24	150,000	138,486
MPLX LP (a) 4.875% 6/01/25	140,000	127,656
MPLX LP (a) 5.500% 2/15/23	80,000	77,444
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	26,470
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	97,149
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	27,580
Sabine Pass Liquefaction LLC STEP 5.625% 2/01/21	100,000	96,125
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	5,285
Transcontinental Gas Pipe Line Co. LLC (a) 7.850% 2/01/26	280,000	320,241
The Williams Cos., Inc. 7.750% 6/15/31	78,000	64,545

	Principal Amount	Value
The Williams Cos., Inc. Series A 7.500% 1/15/31	$240,000	$195,000
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	121,558

		1,892,169

Real Estate — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	223,917
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	253,688

		477,605

Retail — 0.7%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) 6.000% 4/01/22	110,000	114,400
CVS Health Corp. 2.750% 12/01/22	120,000	123,252
CVS Health Corp. 3.875% 7/20/25	140,000	151,078
CVS Health Corp. 5.125% 7/20/45	840,000	972,823
CVS Health Corp. 5.750% 5/15/41	50,000	61,104
CVS Pass-Through Trust (a) 5.298% 1/11/27	10,270	11,232
CVS Pass-Through Trust 5.880% 1/10/28	110,547	121,984
CVS Pass-Through Trust 6.036% 12/10/28	94,597	105,949
CVS Pass-Through Trust 6.943% 1/10/30	78,816	91,042
Family Tree Escrow LLC (a) 5.750% 3/01/23	130,000	137,800
McDonald’s Corp. 3.700% 1/30/26	200,000	211,828
QVC, Inc. 5.950% 3/15/43	10,000	8,721
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	67,666

		2,178,879

Savings & Loans — 0.1%
The Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 5.793% 12/31/49	208,000	148,824
ILFC E-Capital Trust II VRN (a) 4.490% 12/21/65	10,000	8,100

		156,924

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Intel Corp. 3.700% 7/29/25	$70,000	$76,673
Intel Corp. 4.900% 7/29/45	50,000	56,078
Micron Technology, Inc. 5.500% 2/01/25	40,000	32,425
Micron Technology, Inc. (a) 5.625% 1/15/26	60,000	47,400
National Semiconductor Corp. 6.600% 6/15/17	30,000	31,979

		244,555

Software — 0.3%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	84,100
Activision Blizzard, Inc. (a) 6.125% 9/15/23	40,000	42,900
First Data Corp. (a) 5.000% 1/15/24	150,000	150,187
First Data Corp. (a) 7.000% 12/01/23	420,000	424,200
Oracle Corp. 1.200% 10/15/17	260,000	261,518

		962,905

Telecommunications — 2.4%
Altice Financing SA (a) 6.625% 2/15/23	200,000	200,500
America Movil SAB de CV 5.000% 3/30/20	100,000	110,647
America Movil SAB de CV 5.625% 11/15/17	160,000	170,289
AT&T, Inc. 3.000% 2/15/22	60,000	61,221
AT&T, Inc. 3.400% 5/15/25	840,000	841,968
AT&T, Inc. 4.350% 6/15/45	110,000	100,771
AT&T, Inc. 5.500% 2/01/18	30,000	32,141
AT&T, Inc. 5.550% 8/15/41	140,000	150,275
AT&T, Inc. 5.800% 2/15/19	200,000	222,702
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	446,930
CenturyLink, Inc. 5.625% 4/01/25	60,000	53,700
CenturyLink, Inc. 5.800% 3/15/22	60,000	57,726
Intelsat Jackson Holdings SA 5.500% 8/01/23	80,000	48,200

	Principal Amount	Value
Intelsat Jackson Holdings SA 7.500% 4/01/21	$245,000	$155,575
Qwest Corp. 6.875% 9/15/33	85,000	82,878
Rogers Communications, Inc. 6.800% 8/15/18	120,000	133,608
Sprint Communications, Inc. 11.500% 11/15/21	190,000	169,100
Sprint Corp. 7.250% 9/15/21	110,000	84,013
Sprint Corp. 7.625% 2/15/25	490,000	363,825
Sprint Corp. 7.875% 9/15/23	30,000	22,944
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	89,477
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	63,344
Verizon Communications, Inc. 4.500% 9/15/20	20,000	22,080
Verizon Communications, Inc. 5.150% 9/15/23	110,000	126,963
Verizon Communications, Inc. 6.000% 4/01/41	130,000	155,409
Verizon Communications, Inc. 6.400% 9/15/33	311,000	382,530
Verizon Communications, Inc. 6.550% 9/15/43	2,052,000	2,702,950
West Corp. (a) 5.375% 7/15/22	190,000	174,287

		7,226,053

Transportation — 0.0%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	130,000	130,000

TOTAL CORPORATE DEBT (Cost $89,287,894)		90,920,380

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	57,744
State of California 5.000% 4/01/42	70,000	80,602
State of California 5.000% 11/01/43	50,000	58,800
Tennessee Valley Authority 5.250% 9/15/39	130,000	165,896

		363,042

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,803)		363,042

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.5%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	$150,000	$152,366
Hertz 2015 (a) 3.520% 3/25/21	500,000	498,216
Hertz 2015 (a) 4.350% 3/25/21	250,000	246,808
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	117,981
Hertz Vehicle Financing LLC (a) 2.730% 3/25/21	250,000	249,922

		1,265,293

Commercial MBS — 6.1%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN 5.618% 4/10/49	150,000	149,426
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) 4.563% 8/10/33	1,020,000	854,496
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ 5.273% 12/11/38	250,000	239,480
CD Mortgage Trust, Series 2006-CD2, Class AM, VRN 5.395% 1/15/46	10,225	10,225
CD Mortgage Trust, Series 2007-CD4, Class AJ, VRN 5.398% 12/11/49	9,295	7,586
CD Mortgage Trust, Series 2006-CD2, Class AJ, VRN 5.434% 1/15/46	270,000	248,483
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 1 mo. LIBOR + 3.000%, FRN (a) 3.436% 2/15/31	250,000	234,504
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	400,000	267,385
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	402,959
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) 4.400% 3/10/47	270,000	179,699
COMM 2006-C8 Mortgage Trust, Series 2006-C8, Class AJ 5.377% 12/10/46	350,000	343,870

	Principal Amount	Value
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class XA, VRN 2.075% 5/15/45	$2,241,795	$186,821
COMM 2013-CCRE9 Mortgage Trust, Series 2013-CR9, Class E, VRN (a) 4.254% 7/10/45	280,000	207,042
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class E, VRN (a) 3.719% 8/10/46	440,000	309,321
COMM 2014-SAVA Mortgage Trust, Series 2014-SAVA, Class D, 1 mo. LIBOR + 3.100%, FRN (a) 3.537% 6/15/34	250,000	232,925
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C, VRN 4.263% 2/10/48	120,000	114,480
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	250,000	214,519
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ, VRN 5.587% 1/15/49	80,000	76,138
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, VRN 5.869% 9/15/40	80,000	73,430
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	280,000	296,654
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	290,000	302,582
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 1 mo. LIBOR + 3.823%, FRN (a) 4.259% 9/15/38	500,000	483,380
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	194,448
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	174,371
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 4.578% 3/15/17	270,000	251,100
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 4.936% 3/15/17	260,000	244,620
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. LIBOR + 5.736%, FRN (a) 6.163% 8/15/22	1,000,000	920,495

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQTY Mortgage Trust, Series 2014-INNS, Class D, 1 mo. LIBOR + 2.350%, FRN (a) 2.788% 5/08/31	$190,000	$179,795
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,488,091	34,183
FREMF Mortgage Trust, Series 2015-K48, Class C, VRN (a) 1.000% 8/25/48	315,000	243,020
GE Business Loan Trust, Series 2004-2A, Class B, 1 mo. LIBOR + .480%, FRN (a) 0.916% 12/15/32	195,333	186,794
GE Business Loan Trust, Series 2005-2A, Class B, 1 mo. LIBOR + .500%, FRN (a) 0.936% 11/15/33	124,895	112,380
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 1.186% 11/15/34	257,577	221,244
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN 5.677% 12/10/49	60,000	43,200
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA, VRN (a) 1.616% 8/10/44	735,697	30,215
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	210,357
GS Mortgage Securities Trust, Series 2015-GC30, Class AS 3.777% 5/10/50	280,000	292,837
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	200,000	188,391
GS Mortgage Securities Trust, Series 2016-ICE2, Class E (a) 8.938% 2/15/33	310,000	310,095
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ, VRN 5.502% 6/12/47	370,000	337,481
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	131,026
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN 4.678% 1/15/49	520,000	277,346

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	$440,000	$444,135
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	540,000	436,012
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	336,816
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN 1.256% 4/15/47	2,600,298	113,561
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	170,000	183,338
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	265,948
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN 4.619% 8/15/48	260,000	258,330
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN 4.887% 1/15/47	30,000	32,726
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) 2.729% 4/20/48	701,000	682,579
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) 3.127% 4/20/48	707,000	682,961
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ, VRN 5.802% 8/12/43	75,000	73,935
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN 6.173% 9/12/49	260,000	223,240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	226,390
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) 4.656% 11/15/45	150,000	146,133
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	190,000	157,700
Morgan Stanley Capital I, Series 2007-IQ13, Class AJ 5.438% 3/15/44	670,000	541,155

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	$630,000	$580,614
PFP III Ltd., Series 2014-1, Class D, 1 mo. LIBOR + 4.100%, FRN (a) 4.536% 6/14/31	130,000	129,913
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, VRN 5.825% 7/15/45	160,000	157,937
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, VRN (a) 4.104% 9/14/22	1,012,251	1,014,583
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	441,280
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	334,923
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN 3.658% 5/15/48	290,000	278,316
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN 4.298% 7/15/46	140,000	147,383
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	200,087
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN 4.204% 11/15/47	190,000	195,641
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C 4.290% 11/15/47	190,000	179,290

		18,483,729

Home Equity ABS — 0.8%
Ace Securities Corp., Series 2005-HE3, Class M4 1.378% 5/25/35	1,020,000	628,187
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 0.673% 12/25/36	994,332	559,298
GSAA Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 0.703% 3/25/36	767,503	494,543

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS12, Class M3, 1 mo. USD LIBOR + .480%, FRN 0.913% 1/25/36	$1,050,000	$713,526

		2,395,554

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 1999-2, Class A2, FRN 3.055% 3/18/29	200,000	173,104
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, FRN 3.581% 6/19/29	75,000	64,210
Greenpoint Manufactured Housing, Series 1999-4, Class A2, FRN 3.925% 2/20/30	75,000	64,993
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, Auction Rate Security, FRN 3.929% 2/20/32	150,000	134,277
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, Auction Rate Security, FRN 3.931% 3/13/32	200,000	176,007

		612,591

Other ABS — 2.2%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 1.456% 8/25/34	645,369	536,399
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M2, 1 mo. USD LIBOR + .280%, FRN 0.713% 8/25/36	1,504,506	894,456
Community Funding CLO Ltd., Series 2015-1A, Class A, STEP (a) 5.750% 11/01/27	690,000	689,379
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	92,874	93,446
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 0.823% 11/25/35	2,400,000	1,691,003
Park Place Securities, Inc., Series 2005-WHQ1, Class M6, 1 mo. USD LIBOR + 1.170%, FRN 1.603% 3/25/35	1,020,000	709,930
Saxon Asset Securities Trust, Series 2006-1, Class M1 0.898% 3/25/36	1,130,000	711,935
Sofi Consumer Loan Program 3.280% 9/15/23	957,897	953,108

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	$146,948	$149,654
United States Small Business Administration 2.820% 9/01/35	175,306	180,104

		6,609,414

Other Mortgage Securities — 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. LIBOR + .310%, FRN (a) 0.736% 10/27/36	880,000	369,860
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 0.696% 7/26/45	1,487,298	582,866
Nomura Resecuritization Trust, Series 2015-6R, Class 3A2, 1 mo. USD LIBOR + .190%, FRN (a) 0.626% 5/26/46	1,090,000	946,231

		1,898,957

Student Loans ABS — 2.5%
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	1,081,889	1,074,835
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	400,000	351,880
National Collegiate Student Loan, Series 2006-3, Class A4, 1 mo. LIBOR + .270%, FRN 0.703% 3/26/29	550,000	483,491
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. LIBOR + .850%, FRN 1.283% 3/25/38	1,969,652	1,117,723
National Collegiate Student Loan Trust, Series 2006-1, Class A5, 1 mo. LIBOR + .350%, FRN 0.783% 3/25/33	1,580,000	1,154,812
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 1/15/43	235,000	237,130
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	144,075	141,559

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-2, Class A3, 3 mo. LIBOR + .040%, FRN 0.659% 1/25/19	$800,695	$793,208
SLM Student Loan Trust, Series 2005-4, Class A3, 3 mo. LIBOR + .120%, FRN 0.739% 1/25/27	700,402	658,591
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.319% 7/25/23	680,000	680,401
SMB Private Education Loan Trust, Series 2015-B, Class A3, 1 mo. LIBOR + 1.750%, FRN (a) 2.186% 5/17/32	830,000	788,435

		7,482,065

WL Collateral CMO — 4.6%
Alternative Loan Trust, Series 2005-36, Class 3A1, VRN 2.607% 8/25/35	665,444	559,337
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	370,967	376,782
Banc of America Alternative Loan Trust, Series 2006-3, Class 4CB1 6.500% 4/25/36	1,616	1,423
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	226,331	221,904
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, FRN 2.649% 8/25/34	211,113	207,453
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 7.217% 11/25/35	1,445,887	477,222
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 0.783% 5/25/37	2,914,971	1,171,106
Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.000%, FRN 3.433% 7/25/24	1,350,000	1,231,319
Credit Suisse Mortgage Trust, Series 2015-3R, Class 4A2, 1 mo. USD LIBOR + .250%, FRN (a) (d) 0.677% 12/29/35	766,000	511,343
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, FRN 2.827% 10/25/35	195,686	161,827

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A, FRN 2.853% 2/25/36	$118,061	$96,259
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1 mo. USD LIBOR + .780%, FRN 1.213% 12/25/34	24,379	19,087
JP Morgan Resecuritization Trust, Series 2015-1, Class 1A1, 1 mo. USD LIBOR + .160%, FRN (a) 0.596% 12/27/36	520,815	506,589
Lehman Mortgage Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 6.670%, FRN 6.237% 5/25/37	1,799,027	563,813
Lehman Mortgage Trust, Series 2007-2, Class 2A12, 1 mo. USD LIBOR + 6.690%, FRN 6.257% 2/25/37	668,225	219,528
Lehman Mortgage Trust, Series 2006-8, Class 4A2, 1 mo. USD LIBOR + 7.750%, FRN 7.317% 12/25/36	405,353	135,860
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4, FRN 2.314% 9/25/33	600,747	572,881
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, VRN 2.936% 3/25/36	165,534	132,313
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2A1, 1 mo. USD LIBOR + .225%, FRN (a) 0.661% 10/26/46	558,577	543,346
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B, 1 mo. USD LIBOR + .225%, FRN (a) 0.661% 10/26/46	690,000	404,823
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B, 1 mo. USD LIBOR + .260%, FRN (a) 0.690% 7/26/45	3,000,000	1,183,599
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 0.698% 4/26/47	300,000	259,332
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	133,312	134,666
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	42,733	43,248

	Principal Amount	Value
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	$1,046,129	$1,004,528
RALI Series Trust, Series 2006-QS7, Class A5, 1 mo. USD LIBOR + 5.600%, FRN 5.167% 6/25/36	871,138	169,824
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN 2.720% 8/25/36	581,517	446,303
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 2.501% 3/25/46	564,441	458,399
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + ..260%, FRN 0.693% 11/25/45	185,339	169,345
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1C3, 1 mo. USD LIBOR + ..480%, FRN 0.913% 11/25/45	1,481,943	815,078
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, 12 mo. MTA + .880%, FRN 1.231% 10/25/46	1,508	1,163
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 12 mo. MTA + .960%, FRN 1.311% 8/25/46	532,433	352,124
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3, FRN 2.149% 11/25/36	936,589	781,469

		13,933,293

WL Collateral PAC — 0.1%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 26.868% 7/25/36	116,141	192,365

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,482,634)		52,873,261

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 4.9%
Brazil Government International Bond 5.000% 1/27/45	$200,000	$160,000
Brazil Government International Bond 5.625% 1/07/41	550,000	474,375
Brazil Notas do Tesouro Nacional, Series B BRL (e) 6.000% 8/15/50	547,000	409,102
Brazil Notas do Tesouro Nacional, Series F BRL (e) 10.000% 1/01/17	3,222,000	874,068
Colombia Government International Bond 5.625% 2/26/44	300,000	298,500
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	433,468
Mexican Bonos MXN (e) 6.500% 6/09/22	33,508,000	2,032,594
Mexican Bonos MXN (e) 7.750% 11/13/42	26,885,600	1,752,244
Mexico Government International Bond 3.600% 1/30/25	350,000	357,000
Mexico Government International Bond 4.750% 3/08/44	164,000	163,590
Mexico Government International Bond 5.550% 1/21/45	700,000	775,250
Peruvian Government International Bond 5.625% 11/18/50	250,000	281,250
Peruvian Government International Bond 6.550% 3/14/37	50,000	62,250
Poland Government Bond PLN (e) 2.000% 4/25/21	460,000	122,315
Poland Government Bond PLN (e) 2.500% 7/25/26	9,080,000	2,360,812
Poland Government Bond PLN (e) 3.250% 7/25/25	6,810,000	1,903,560
Poland Government Bond 4.000% 1/22/24	490,000	523,173
Portugal Government International Bond (a) 5.125% 10/15/24	330,000	332,033
Resolution Strip Principal Bond 0.010% 10/15/19	1,280,000	1,223,042
Russian Foreign Bond, STEP (b) 7.500% 3/31/30	276,850	337,916

	Principal Amount	Value
Russian Foreign Bond, STEP (a) 7.500% 3/31/30	$95,200	$116,199

		14,992,741

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,490,761)		14,992,741

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.8%
Collateralized Mortgage Obligations — 2.1%
Fannie Mae-Aces Series 2014-M4, Class X2 0.280% 3/25/24 VRN	5,855,633	94,562
Series 2014-M5, Class SA 1.535% 1/25/17 1 mo. LIBOR + 4.929%, FRN	478,553	1,794
Series 2015-M4, Class ABV2 2.369% 7/25/22	169,832	173,253
Series 2015-M13, Class A2 2.710% 6/25/25 VRN	90,000	91,418
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,228,204	117,501
Series 4206, Class CZ 3.000% 5/15/43	108,860	105,688
Series 4226, Class GZ 3.000% 7/15/43	108,318	103,498
Series 4097, Class ST 5.614% 8/15/42 1 mo. LIBOR + 6.050%, FRN	69,295	13,905
Series 4136, Class SQ 5.714% 11/15/42 1 mo. LIBOR + 6.150%, FRN	72,172	15,535
Series 3621, Class SB 5.794% 1/15/40 1 mo. LIBOR + 6.230%, FRN	86,953	15,049
Series 4203, Class PS 5.814% 9/15/42 1 mo. LIBOR + 6.250%, FRN	418,755	84,770
Series R007, Class ZA 6.000% 5/15/36	254,007	284,889
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K715, Class X1 1.155% 1/25/21 VRN	2,098,642	97,903
Series K007, Class X1 1.162% 4/25/20 VRN	406,373	13,834
Series K015, Class X1 1.627% 7/25/21 VRN	377,503	27,166

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS, Series 3422, Class AI, STEP 0.250% 1/15/38	$43,451	$420
Federal National Mortgage Association
Series 2005-88, Class IP 1.611% 10/25/35	84,638	5,473
Series 2006-88, Class IP 1.757% 4/25/36	63,656	5,270
Series 2006-118, Class IP2 1.918% 12/25/36	103,276	6,514
Series 2006-59, Class IP 2.423% 7/25/36	83,552	7,070
Series 2006-118, Class IP1 2.433% 12/25/36	106,595	8,644
Series 409, Class C2 3.000% 4/25/27	295,391	28,229
Series 2013-1, Class YI 3.000% 2/25/33	2,327,250	338,274
Series 409, Class C13 3.500% 11/25/41	284,691	47,051
Series 409, Class C18 4.000% 4/25/42	316,827	54,628
Series 409, Class C22 4.500% 11/25/39	205,038	32,238
Series 2011-59, Class NZ 5.500% 7/25/41	648,889	753,482
Series 2013-9, Class CB 5.500% 4/25/42	943,195	1,054,338
Series 2012-93, Class SG 5.667% 9/25/42 1 mo. LIBOR + 6.100%, FRN	267,014	52,095
Series 2012-128, Class SQ 5.717% 11/25/42 1 mo. LIBOR + 6.150%, FRN	75,629	17,590
Series 2012-128, Class SL 5.717% 11/25/42 1 mo. LIBOR + 6.150%, FRN	76,089	18,167
Series 2012-124, Class SE 5.717% 11/25/42 1 mo. LIBOR + 6.150%, FRN	547,829	116,524
Series 2012-134, Class SK 5.717% 12/25/42 1 mo. LIBOR + 6.150%, FRN	359,636	75,925
Series 2012-133, Class CS 5.717% 12/25/42 1 mo. LIBOR + 6.150%, FRN	140,488	29,508
Series 2012-46, Class BA 6.000% 5/25/42	265,933	304,103
Series 2011-87, Class SG 6.117% 4/25/40 1 mo. LIBOR + 6.550%, FRN	503,053	87,183

	Principal Amount	Value
Series 2011-96, Class SA 6.117% 10/25/41 1 mo. LIBOR + 6.550%, FRN	$532,822	$103,266
Series 2012-74, Class SA 6.217% 3/25/42 1 mo. LIBOR + 6.650%, FRN	147,029	27,400
Series 2012-28, Class B 6.500% 6/25/39	97,681	107,061
Series 2013-9, Class BC 6.500% 7/25/42	290,979	339,288
Series 2012-51, Class B 7.000% 5/25/42	238,462	277,624
Government National Mortgage Association Series 2010-H28, Class FE 0.825% 12/20/60 1 mo. LIBOR + .400%, FRN	258,111	255,413
Series 2014-186, Class IO 0.867% 8/16/54 VRN	3,382,899	222,955
Series 2011-H08, Class FG 0.905% 3/20/61 1 mo. LIBOR + .480%, FRN	226,648	224,888
Series 2013-178, Class IO 0.918% 6/16/55 VRN	506,176	27,384
Series 2011-H09, Class AF 0.925% 3/20/61 1 mo. LIBOR + .500%, FRN	149,282	147,776
Series 2013-150, Class IA 0.997% 9/16/46 VRN	2,984,547	175,633
Series 2014-22, Class IA 1.895% 11/20/42 VRN	96,446	4,214
Series 2012-66, Class CI 2.287% 9/20/43 VRN	48,973	1,961
Series 2012-66, Class CI 3.500% 2/20/38	299,037	27,414
Series 2014-176, Class IA 4.000% 11/20/44	240,755	31,263
Series 2015-167, Class OI 4.000% 4/16/45	193,393	38,547
Series 2014-117, Class SJ 5.168% 8/20/44 1 mo. LIBOR + 5.600%, FRN	160,672	24,603
Series 2010-31, Class GS 6.068% 3/20/39 1 mo. LIBOR + 6.500%, FRN	44,526	3,905
Series 2010-85, Class HS 6.218% 1/20/40 1 mo. LIBOR + 6.650%, FRN	125,143	16,137

		6,340,223

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 16.7%
Federal Home Loan Mortgage Corp. Pool #1N1640 2.237% 1/01/37 6 mo. LIBOR + 1.459%, FRN	$112,343	$116,385
Pool #1N1637 2.315% 1/01/37 6 mo. USD LIBOR + 1.753%, FRN	231,652	242,107
Pool #1J1368 2.969% 10/01/36 12 mo. USD LIBOR + 2.123%, FRN	110,744	117,696
Pool #U90245 3.500% 10/01/42	165,439	173,996
Pool #U99045 3.500% 3/01/43	757,895	797,093
Pool #U99114 3.500% 2/01/44	90,407	95,083
Pool #U99124 3.500% 3/01/45	815,780	857,971
Pool #G14492 4.000% 10/01/25	629,818	670,682
Pool #U90316 4.000% 10/01/42	79,707	85,698
Pool #U91254 4.000% 4/01/43	171,826	184,847
Pool #U99054 4.000% 6/01/43	1,960,810	2,109,403
Pool #Q19135 4.000% 6/01/43	79,129	85,743
Pool #Q19236 4.000% 6/01/43	85,059	91,718
Pool #Q19985 4.000% 7/01/43	2,574,385	2,789,587
Pool #Q19615 4.000% 7/01/43	79,323	85,954
Pool #U95137 4.000% 8/01/43	89,865	96,675
Pool #U99076 4.500% 12/01/43	625,332	688,867
Pool #U92272 4.500% 12/01/43	87,325	96,197
Pool #U99084 4.500% 2/01/44	533,493	587,696
Pool #U99091 4.500% 3/01/44	184,598	203,353
Pool #G06496 5.000% 6/01/41	159,330	175,618
Pool #G06875 5.500% 12/01/38	21,277	23,997
Pool #G07509 6.500% 9/01/39	42,158	49,228
Pool #G06669 6.500% 9/01/39	40,641	47,546

	Principal Amount	Value
Pool #G07335 7.000% 3/01/39	$99,791	$114,946
Federal Home Loan Mortgage Corp. TBA Pool #1330 3.500% 7/01/43 (c)	1,700,000	1,776,566
Federal National Mortgage Association Pool #950385 1.691% 8/01/37 6 mo. USD LIBOR + ..958%, FRN	27,528	27,910
Pool #AP9633 2.500% 10/01/42	156,539	156,496
Pool #AM8674 2.810% 4/01/25	130,000	133,873
Pool #AQ7306 3.000% 1/01/43	80,362	82,487
Pool #AR1202 3.000% 1/01/43	83,466	85,673
Pool #MA1177 3.500% 9/01/42	79,881	84,118
Pool #MA1213 3.500% 10/01/42	483,048	508,672
Pool #MA1372 3.500% 3/01/43	244,008	256,952
Pool #MA1403 3.500% 4/01/43	650,177	684,667
Pool #BA0147 3.500% 10/01/45	688,813	723,147
Pool #AS5892 3.500% 10/01/45	1,553,984	1,631,441
Pool #AS6311 3.500% 12/01/45	1,580,297	1,659,065
Pool #AS6340 3.500% 12/01/45	297,251	313,065
Pool #AS6541 3.500% 1/01/46	295,735	312,254
Pool #AS6562 3.500% 1/01/46	297,497	313,278
Pool #AK8441 4.000% 4/01/42	74,926	80,700
Pool #AO2711 4.000% 5/01/42	72,353	77,929
Pool #AO6086 4.000% 6/01/42	83,193	89,605
Pool #AP0692 4.000% 7/01/42	69,422	74,761
Pool #AP5333 4.000% 7/01/42	325,403	350,432
Pool #AP2530 4.000% 8/01/42	60,954	65,643
Pool #AP2958 4.000% 8/01/42	61,321	66,038

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AP4903 4.000% 9/01/42	$83,917	$90,411
Pool #AP7399 4.000% 9/01/42	148,855	160,304
Pool #MA1217 4.000% 10/01/42	397,404	427,536
Pool #AP9229 4.000% 10/01/42	71,425	76,919
Pool #AP9766 4.000% 10/01/42	320,247	344,528
Pool #MA1253 4.000% 11/01/42	242,174	260,536
Pool #AQ3599 4.000% 11/01/42	73,352	78,983
Pool #AQ4555 4.000% 12/01/42	137,429	147,526
Pool #AQ7003 4.000% 12/01/42	128,176	138,015
Pool #AQ7082 4.000% 1/01/43	158,487	170,850
Pool #AL3508 4.000% 4/01/43	76,209	82,582
Pool #AQ4078 4.000% 6/01/43	80,243	86,954
Pool #AQ4080 4.000% 6/01/43	78,867	85,069
Pool #AT8394 4.000% 6/01/43	81,424	88,233
Pool #AB9683 4.000% 6/01/43	147,551	158,415
Pool #AT9637 4.000% 7/01/43	243,508	262,656
Pool #AT9657 4.000% 7/01/43	142,551	153,047
Pool #AT9653 4.000% 7/01/43	162,918	176,543
Pool #AS0070 4.000% 8/01/43	86,978	93,627
Pool #MA1547 4.000% 8/01/43	87,292	93,965
Pool #AS4347 4.000% 1/01/45	182,427	196,943
Pool #MA0706 4.500% 4/01/31	62,323	67,971
Pool #MA0734 4.500% 5/01/31	196,601	214,418
Pool #MA0776 4.500% 6/01/31	65,611	71,557
Pool #MA0913 4.500% 11/01/31	45,874	50,031
Pool #MA0939 4.500% 12/01/31	53,979	58,871

	Principal Amount	Value
Pool #993117 4.500% 1/01/39	$11,503	$12,535
Pool #AA0856 4.500% 1/01/39	24,966	27,205
Pool #AA2450 4.500% 2/01/39	5,350	5,829
Pool #AA3495 4.500% 2/01/39	33,233	36,213
Pool #935520 4.500% 8/01/39	76,040	82,907
Pool #AD5481 4.500% 5/01/40	1,173,532	1,280,617
Pool #AD6914 4.500% 6/01/40	131,846	143,877
Pool #AD8685 4.500% 8/01/40	294,143	320,984
Pool #MA1591 4.500% 9/01/43	170,591	188,024
Pool #MA1629 4.500% 10/01/43	174,909	192,837
Pool #AL4341 4.500% 10/01/43	22,915	24,955
Pool #AU6423 4.500% 10/01/43	675,575	735,743
Pool #MA1664 4.500% 11/01/43	87,035	95,956
Pool #MA1711 4.500% 12/01/43	171,991	189,620
Pool #AL4741 4.500% 1/01/44	84,739	93,399
Pool #AW0318 4.500% 2/01/44	334,922	364,646
Pool #AL5562 4.500% 4/01/44	60,880	66,302
Pool #AL5540 4.500% 7/01/44	172,458	190,162
Pool #890604 4.500% 10/01/44	936,544	1,032,247
Pool #AS4271 4.500% 1/01/45	89,056	99,326
Pool #915154 5.000% 4/01/37	110,366	122,489
Pool #974965 5.000% 4/01/38	389,005	430,033
Pool #983077 5.000% 5/01/38	107,557	119,203
Pool #310088 5.000% 6/01/38	101,544	112,539
Pool #AE2266 5.000% 3/01/40	160,672	178,019
Pool #937948 5.500% 6/01/37	28,724	32,395

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #995072 5.500% 8/01/38	$54,796	$61,876
Pool #481473 6.000% 2/01/29	103	117
Pool #867557 6.000% 2/01/36	2,794	3,185
Pool #AE0469 6.000% 12/01/39	374,737	430,446
Pool #AL4324 6.500% 5/01/40	266,748	311,248
Pool #AE0758 7.000% 2/01/39	155,903	183,795
Federal National Mortgage Association TBA Pool #299 2.500% 4/01/28 (c)	700,000	718,594
Pool #5650 3.000% 6/01/28 (c)	500,000	522,344
Pool #4555 3.500% 2/01/27 (c)	600,000	633,750
Pool #11192 4.000% 10/01/42 (c)	6,900,000	7,373,836
Pool #29986 5.000% 4/01/37 (c)	2,300,000	2,541,949
Government National Mortgage Association Pool #487588 6.000% 4/15/29	3,874	4,445
Pool #596620 6.000% 10/15/32	596	678
Pool #595077 6.000% 10/15/32	635	736
Pool #598000 6.000% 12/15/32	62	71
Pool #604706 6.000% 10/15/33	84,832	98,227
Pool #636251 6.000% 3/15/35	8,179	9,508
Pool #782034 6.000% 1/15/36	100,131	116,974
Pool #658029 6.000% 7/15/36	43,878	50,665
Government National Mortgage Association II Pool #784054 4.000% 9/20/45	2,345,630	2,532,731
Pool #783298 4.500% 4/20/41	498,879	538,907
Pool #783368 4.500% 7/20/41	65,095	70,318
Pool #4747 5.000% 7/20/40	292,795	326,879

	Principal Amount	Value
Government National Mortgage Association II TBA Pool #304 3.500% 2/01/44 (c)	$2,600,000	$2,748,688
Government National Mortgage Association TBA Pool #2280 3.500% 3/01/42 (c)	900,000	950,309

		50,387,686

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $56,565,081)		56,727,909

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bonds & Notes — 16.2%
U.S. Treasury Bond 2.500% 2/15/46	1,020,000	994,719
U.S. Treasury Bond 3.000% 5/15/45	5,980,000	6,451,042
U.S. Treasury Bond 3.000% 11/15/45	940,000	1,015,200
U.S. Treasury Bond 3.375% 5/15/44	4,100,000	4,753,517
U.S. Treasury Inflation Index 0.375% 7/15/23	468,271	482,325
U.S. Treasury Inflation Index 0.375% 7/15/25	1,698,283	1,735,367
U.S. Treasury Inflation Index 0.625% 1/15/24	365,512	380,579
U.S. Treasury Inflation Index 0.625% 1/15/26	717,854	750,467
U.S. Treasury Inflation Index 0.625% 2/15/43	1,257,100	1,180,005
U.S. Treasury Inflation Index 0.750% 2/15/42	104,843	101,750
U.S. Treasury Inflation Index 0.750% 2/15/45	734,409	710,531
U.S. Treasury Inflation Index 1.000% 2/15/46	1,769,699	1,845,695
U.S. Treasury Inflation Index 1.375% 2/15/44	1,158,810	1,297,309
U.S. Treasury Inflation Index 2.125% 2/15/40	372,664	475,986
U.S. Treasury Note 0.500% 6/30/16	2,000,000	2,001,094
U.S. Treasury Note 0.500% 7/31/16	180,000	180,079
U.S. Treasury Note 0.625% 11/30/17	210,000	209,651
U.S. Treasury Note 0.750% 2/28/18	4,500,000	4,501,098

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.000% 12/31/17	$3,000,000	$3,014,107
U.S. Treasury Note 1.125% 2/28/21	50,000	49,800
U.S. Treasury Note 1.375% 2/29/20	30,000	30,331
U.S. Treasury Note 1.375% 9/30/20	30,000	30,251
U.S. Treasury Note 1.375% 10/31/20	20,000	20,161
U.S. Treasury Note 1.500% 12/31/18	250,000	254,509
U.S. Treasury Note 1.625% 7/31/19	270,000	275,906
U.S. Treasury Note 1.625% 12/31/19	640,000	653,550
U.S. Treasury Note 1.625% 2/15/26	490,000	482,956
U.S. Treasury Note 1.750% 9/30/19	30,000	30,778
U.S. Treasury Note 1.750% 12/31/20	12,860,000	13,175,597
U.S. Treasury Note 2.000% 11/30/22	1,710,000	1,761,834
U.S. Treasury Note 2.625% 11/15/20	10,000	10,635

		48,856,829

TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,502,024)		48,856,829

TOTAL BONDS & NOTES (Cost $273,268,997)		273,218,331

	Units
PURCHASED OPTIONS — 0.1%
Financial — 0.1% Diversified Financial — 0.1%
Eurodollar Future Put, Expires 4/15/16, Strike 99.00	482	3,012
Eurodollar Future Put, Expires 6/13/16, Strike 99.25	319	1,994
Eurodollar Future Put, Expires 6/13/16, Strike 99.375	319	15,950
USD Call EUR Put, Expires 6/29/16, Strike 1.13 (OTC - Barclays Bank PLC)	5,834,000	100,660
USD Call JPY Put, Expires 5/24/16, Strike 115.50 (OTC - Bank of America N.A.)	2,890,000	13,349

	Units	Value
USD Put GBP Call, Expires 4/28/16, Strike 1.4174	2,880,000	$82,261

		217,226

TOTAL PURCHASED OPTIONS (Cost $377,699)		217,226

TOTAL LONG-TERM INVESTMENTS (Cost $273,809,356)		273,594,612

	Principal Amount
SHORT-TERM INVESTMENTS — 14.7%
Discount Notes — 1.6%
Federal Home Loan Bank Discount Note 0.010% 9/27/16	$5,000,000	4,989,560

Repurchase Agreement — 13.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (f)	39,484,579	39,484,579

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	35,150	35,150

TOTAL SHORT-TERM INVESTMENTS (Cost $44,507,299)		44,509,289

TOTAL INVESTMENTS — 105.3% (Cost $318,316,655) (g)		318,103,901

Other Assets/(Liabilities) — (5.3)%		(16,059,631)

NET ASSETS — 100.0%		$302,044,270

FORWARD SALE COMMITMENTS — (1.3)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (1.3)%
Pass-Through Securities — (1.3)%
Federal National Mortgage Association TBA, Pool #3649 3.500% 9/01/43 (c)	(3,800,000)	(3,977,976)

TOTAL FORWARD SALE COMMITMENTS (Cost $(3,978,953))		$(3,977,976)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
MXN	Mexican Peso
PAC	Planned Amortization Class
PLN	Polish Zloty
OTC	Over-The Counter
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $38,171,516 or 12.64% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $760,641 or 0.25% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $511,343 or 0.17% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Maturity value of $39,484,590. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity dates ranging from 6/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $40,276,823.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 2.8%
Chemicals — 1.8%
Ashland, Inc.	1,700	$186,931
Celanese Corp. Series A	3,900	255,450
The Dow Chemical Co.	30,200	1,535,972
E.I. du Pont de Nemours & Co.	29,412	1,862,368
Eastman Chemical Co.	3,800	274,474
LyondellBasell Industries NV Class A	14,800	1,266,584
PPG Industries, Inc.	6,800	758,132
RPM International, Inc.	3,300	156,189

		6,296,100

Forest Products & Paper — 0.1%
International Paper Co.	8,700	357,048

Iron & Steel — 0.2%
Nucor Corp.	8,400	397,320
Reliance Steel & Aluminum Co.	1,900	131,461

		528,781

Mining — 0.7%
Vulcan Materials Co.	22,068	2,329,719

		9,511,648

Communications — 9.7%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	4,700	107,865
Omnicom Group, Inc.	20,765	1,728,271

		1,836,136

Internet — 0.9%
CDW Corp.	2,000	83,000
Liberty Interactive Corp. QVC Group Class A (a)	54,568	1,377,842
Symantec Corp.	87,319	1,604,923

		3,065,765

Media — 3.4%
AMC Networks, Inc. Class A (a)	1,300	84,422
CBS Corp. Class B	11,300	622,517
Comcast Corp. Class A	39,018	2,383,220
Discovery Communications, Inc. Series A (a)	3,900	111,657
Liberty Global PLC Series A (a)	37,135	1,429,698
News Corp. Class A	9,700	123,869
Scripps Networks Interactive Class A	2,400	157,200
TEGNA, Inc.	6,000	140,760
Time Warner, Inc.	38,200	2,771,410
Twenty-First Century Fox Class A	30,500	850,340
Viacom, Inc. Class B	24,448	1,009,213

	Number of Shares	Value
The Walt Disney Co.	19,400	$1,926,614

		11,610,920

Telecommunications — 4.9%
CenturyLink, Inc.	6,400	204,544
Cisco Systems, Inc.	214,017	6,093,064
Corning, Inc.	38,500	804,265
Juniper Networks, Inc.	9,800	249,998
Verizon Communications, Inc.	147,042	7,952,031
Vodafone Group PLC Sponsored ADR (United Kingdom)	49,310	1,580,386

		16,884,288

		33,397,109

Consumer, Cyclical — 8.0%
Airlines — 0.8%
Alaska Air Group, Inc.	3,600	295,272
American Airlines Group, Inc.	16,400	672,564
Delta Air Lines, Inc.	20,700	1,007,676
Southwest Airlines Co.	17,000	761,600

		2,737,112

Apparel — 0.5%
Hanesbrands, Inc.	4,600	130,364
Ralph Lauren Corp.	16,594	1,597,338

		1,727,702

Auto Manufacturers — 0.9%
Ford Motor Co.	46,200	623,700
General Motors Co.	63,557	1,997,597
Paccar, Inc.	9,000	492,210

		3,113,507

Automotive & Parts — 0.5%
Delphi Automotive PLC	7,400	555,148
The Goodyear Tire & Rubber Co.	6,800	224,264
Johnson Controls, Inc.	18,300	713,151
Lear Corp.	2,200	244,574

		1,737,137

Distribution & Wholesale — 0.1%
W.W. Grainger, Inc.	1,600	373,488

Home Builders — 0.2%
Lennar Corp. Class A	3,500	169,260
PulteGroup, Inc.	9,100	170,261
Toll Brothers, Inc. (a)	4,600	135,746

		475,267

Home Furnishing — 0.1%
Whirlpool Corp.	1,500	270,510

Housewares — 0.3%
Newell Rubbermaid, Inc.	25,647	1,135,906

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.8%
Brunswick Corp.	1,100	$52,778
Carnival Corp.	15,500	817,935
Harley-Davidson, Inc.	34,214	1,756,205
Royal Caribbean Cruises Ltd.	2,000	164,300

		2,791,218

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,000	49,490
Wyndham Worldwide Corp.	3,000	229,290

		278,780

Retail — 3.7%
AutoNation, Inc. (a)	2,900	135,372
Best Buy Co., Inc.	8,700	282,228
CVS Health Corp.	20,598	2,136,631
Dick’s Sporting Goods, Inc.	1,100	51,425
Dollar General Corp.	11,909	1,019,410
Foot Locker, Inc.	3,600	232,200
Lowe’s Cos., Inc.	20,402	1,545,451
PVH Corp.	2,100	208,026
Signet Jewelers Ltd.	900	111,627
Target Corp.	16,200	1,332,936
Tiffany & Co.	1,200	88,056
Wal-Mart Stores, Inc.	81,400	5,575,086

		12,718,448

		27,359,075

Consumer, Non-cyclical — 17.0%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	17,700	642,687
Philip Morris International, Inc.	21,518	2,111,131

		2,753,818

Beverages — 0.6%
PepsiCo, Inc.	19,910	2,040,377

Biotechnology — 1.9%
Amgen, Inc.	19,900	2,983,607
Gilead Sciences, Inc.	37,800	3,472,308

		6,455,915

Commercial Services — 0.2%
Manpower, Inc.	1,900	154,698
Robert Half International, Inc.	3,300	153,714
Western Union Co.	13,300	256,557

		564,969

Cosmetics & Personal Care — 0.0%
Edgewell Personal Care Co.	1,600	128,848

Foods — 0.9%
Ingredion, Inc.	1,800	192,222
The Kroger Co.	11,400	436,050
Mondelez International, Inc. Class A	57,303	2,298,996
Pilgrim’s Pride Corp. (a)	6,700	170,180

		3,097,448

	Number of Shares	Value
Health Care – Products — 3.3%
Baxter International, Inc.	9,000	$369,720
Johnson & Johnson	72,800	7,876,960
Medtronic PLC	33,419	2,506,425
St. Jude Medical, Inc.	7,600	418,000

		11,171,105

Health Care – Services — 2.6%
Aetna, Inc.	7,000	786,450
Anthem, Inc.	7,900	1,098,021
Cigna Corp.	3,000	411,720
DaVita HealthCare Partners, Inc. (a)	2,000	146,760
HCA Holdings, Inc. (a)	10,700	835,135
Humana, Inc.	11,662	2,133,563
MEDNAX, Inc. (a)	1,100	71,082
Quest Diagnostics, Inc.	3,700	264,365
UnitedHealth Group, Inc.	22,158	2,856,166
Universal Health Services, Inc. Class B	2,400	299,328

		8,902,590

Pharmaceuticals — 6.7%
AbbVie, Inc.	33,018	1,885,988
Allergan PLC (a)	6,764	1,812,955
Eli Lilly & Co.	32,109	2,312,169
Express Scripts Holding Co. (a)	6,400	439,616
Herbalife Ltd. (a)	2,000	123,120
Merck & Co., Inc.	130,206	6,889,200
Pfizer, Inc.	246,785	7,314,707
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	42,859	2,293,385

		23,071,140

		58,186,210

Energy — 8.8%
Oil & Gas — 7.7%
Chevron Corp.	71,860	6,855,445
Exxon Mobil Corp.	109,400	9,144,746
Helmerich & Payne, Inc.	2,800	164,416
Hess Corp.	48,240	2,539,836
Marathon Petroleum Corp.	14,000	520,520
Occidental Petroleum Corp.	20,100	1,375,443
Phillips 66	16,100	1,394,099
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	36,128	1,750,401
Tesoro Corp.	3,100	266,631
Valero Energy Corp.	36,686	2,353,040

		26,364,577

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	7,900	346,257
Halliburton Co.	59,010	2,107,837
HollyFrontier Corp.	4,800	169,536

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Oilwell Varco, Inc.	34,429	$1,070,742

		3,694,372

		30,058,949

Financial — 24.8%
Banks — 8.6%
Bank of America Corp.	467,611	6,322,101
The Bank of New York Mellon Corp.	30,400	1,119,632
BOK Financial Corp.	1,800	98,316
Capital One Financial Corp.	14,000	970,340
Citizens Financial Group, Inc.	13,900	291,205
Comerica, Inc.	4,700	177,989
Commerce Bancshares, Inc.	2,772	124,601
Cullen/Frost Bankers, Inc.	1,600	88,176
East West Bancorp, Inc.	3,700	120,176
Fifth Third Bancorp	148,278	2,474,760
Huntington Bancshares, Inc.	21,800	207,972
KeyCorp	24,000	264,960
Northern Trust Corp.	5,800	377,986
The PNC Financial Services Group, Inc.	35,311	2,986,251
Regions Financial Corp.	36,800	288,880
State Street Corp.	30,147	1,764,202
SunTrust Banks, Inc.	13,900	501,512
Synovus Financial Corp.	3,400	98,294
U.S. Bancorp	46,000	1,867,140
Wells Fargo & Co.	195,983	9,477,738

		29,622,231

Diversified Financial — 9.5%
Ally Financial, Inc. (a)	12,500	234,000
American Express Co.	48,781	2,995,153
Ameriprise Financial, Inc.	22,672	2,131,395
BlackRock, Inc.	4,200	1,430,394
Citigroup, Inc.	134,026	5,595,585
Credit Acceptance Corp. (a)	200	36,310
Discover Financial Services	55,559	2,829,064
E*TRADE Financial Corp. (a)	6,100	149,389
Eaton Vance Corp.	2,900	97,208
FNF Group	61,840	2,096,376
Franklin Resources, Inc.	7,000	273,350
The Goldman Sachs Group, Inc.	11,800	1,852,364
Invesco Ltd.	11,600	356,932
JP Morgan Chase & Co.	172,407	10,209,943
Legg Mason, Inc.	23,124	801,940
The Nasdaq, Inc.	4,200	278,796
Synchrony Financial (a)	21,925	628,371
T. Rowe Price Group, Inc.	6,600	484,836

		32,481,406

Insurance — 6.1%
Aflac, Inc.	11,200	707,168
Alleghany Corp. (a)	500	248,100

	Number of Shares	Value
The Allstate Corp.	12,200	$821,914
American Financial Group, Inc.	5,500	387,035
American International Group, Inc.	79,841	4,315,406
Arch Capital Group Ltd. (a)	3,200	227,520
Assurant, Inc.	2,000	154,300
Axis Capital Holdings Ltd.	2,500	138,650
Cincinnati Financial Corp.	4,200	274,512
Everest Re Group Ltd.	1,400	276,402
The Hartford Financial Services Group, Inc.	10,700	493,056
Loews Corp.	9,300	355,818
Markel Corp. (a)	400	356,628
MetLife, Inc.	72,179	3,171,545
Old Republic International Corp.	3,100	56,668
Principal Financial Group, Inc.	7,800	307,710
The Progressive Corp.	15,300	537,642
Prudential Financial, Inc.	12,200	881,084
Reinsurance Group of America, Inc.	2,200	211,750
Torchmark Corp.	9,300	503,688
The Travelers Cos., Inc.	38,089	4,445,367
Unum Group	54,259	1,677,689
Validus Holdings Ltd.	800	37,752
W.R. Berkley Corp.	3,200	179,840

		20,767,244

Real Estate Investment Trusts (REITS) — 0.5%
Weyerhaeuser Co.	61,209	1,896,255

Savings & Loans — 0.1%
Investors Bancorp, Inc.	8,900	103,596
People’s United Financial, Inc.	6,900	109,917

		213,513

		84,980,649

Industrial — 11.4%
Aerospace & Defense — 3.8%
BE Aerospace, Inc.	1,200	55,344
The Boeing Co.	17,600	2,234,144
General Dynamics Corp.	10,000	1,313,700
L-3 Communications Holdings, Inc.	2,400	284,400
Lockheed Martin Corp.	8,500	1,882,750
Northrop Grumman Corp.	10,982	2,173,338
Rockwell Collins, Inc.	3,400	313,514
Spirit AeroSystems Holdings, Inc. Class A (a)	3,600	163,296
United Technologies Corp.	47,492	4,753,949

		13,174,435

Airlines — 0.1%
United Continental Holdings, Inc. (a)	4,200	251,412

Building Materials — 0.0%
Owens Corning, Inc.	3,000	141,840

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,100	$929,898
Hubbell, Inc.	1,400	148,302

		1,078,200

Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,600	167,466
Avnet, Inc.	5,400	239,220
Gentex Corp.	7,700	120,813
Jabil Circuit, Inc.	5,000	96,350

		623,849

Engineering & Construction — 0.1%
Fluor Corp.	3,700	198,690
Jacobs Engineering Group, Inc. (a)	3,200	139,360

		338,050

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,800	105,426
Stanley Black & Decker, Inc.	3,900	410,319

		515,745

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	15,300	1,171,062
Ingersoll-Rand PLC	31,226	1,936,324

		3,107,386

Machinery – Diversified — 0.4%
AGCO Corp.	2,200	109,340
Cummins, Inc.	2,000	219,880
Deere & Co.	8,600	662,114
Flowserve Corp.	1,500	66,615
Rockwell Automation, Inc.	3,400	386,750

		1,444,699

Manufacturing — 3.3%
Dover Corp.	4,000	257,320
Eaton Corp. PLC	41,910	2,621,890
Honeywell International, Inc.	39,896	4,470,347
Illinois Tool Works, Inc.	9,500	973,180
Parker Hannifin Corp.	3,600	399,888
Pentair PLC	39,701	2,154,176
Textron, Inc.	7,200	262,512

		11,139,313

Packaging & Containers — 0.8%
Bemis Co., Inc.	2,600	134,628
Crown Holdings, Inc. (a)	3,600	178,524
Graphic Packaging Holding Co.	8,600	110,510
Packaging Corporation of America	2,400	144,960
Sealed Air Corp.	44,217	2,122,858
Sonoco Products Co.	2,600	126,282

		2,817,762

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,200	164,328

	Number of Shares	Value
Transportation — 1.2%
CSX Corp.	27,100	$697,825
Norfolk Southern Corp.	30,333	2,525,222
Union Pacific Corp.	10,000	795,500

		4,018,547

Trucking & Leasing — 0.1%
AMERCO	500	178,655

		38,994,221

Technology — 11.3%
Computers — 5.8%
Apple, Inc.	117,974	12,857,987
Brocade Communications Systems, Inc.	10,400	110,032
Computer Sciences Corp.	3,600	123,804
EMC Corp.	102,231	2,724,456
International Business Machines Corp.	25,500	3,861,975
NetApp, Inc.	3,400	92,786
Syntel, Inc. (a)	2,100	104,853

		19,875,893

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,000	107,700
Xerox Corp.	26,600	296,856

		404,556

Semiconductors — 2.7%
Analog Devices, Inc.	7,900	467,601
Applied Materials, Inc.	29,000	614,220
Intel Corp.	124,100	4,014,635
Lam Research Corp.	3,400	280,840
QUALCOMM, Inc.	51,100	2,613,254
Texas Instruments, Inc.	22,700	1,303,434

		9,293,984

Software — 2.7%
CA, Inc.	11,500	354,085
The Dun & Bradstreet Corp.	1,200	123,696
Microsoft Corp.	74,461	4,112,481
Oracle Corp.	111,500	4,561,465

		9,151,727

		38,726,160

Utilities — 3.7%
Electric — 3.7%
The AES Corp.	19,700	232,460
Ameren Corp.	6,400	320,640
American Electric Power Co., Inc.	12,800	849,920
Calpine Corp. (a)	82,137	1,246,018
CenterPoint Energy, Inc.	11,200	234,304
Consolidated Edison, Inc.	7,700	589,974
DTE Energy Co.	2,900	262,914
Duke Energy Corp.	18,100	1,460,308

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Edison International	8,500	$611,065
Entergy Corp.	4,700	372,616
Eversource Energy	8,300	484,222
Great Plains Energy, Inc.	4,000	129,000
NextEra Energy, Inc.	18,100	2,141,954
OGE Energy Corp.	5,300	151,739
PG&E Corp.	31,032	1,853,231
Pinnacle West Capital Corp.	2,900	217,703
Public Service Enterprise Group, Inc.	13,300	626,962
The Southern Co.	10,800	558,684
Xcel Energy, Inc.	13,300	556,206

		12,899,920

TOTAL COMMON STOCK (Cost $298,998,643)		334,113,941

TOTAL EQUITIES (Cost $298,998,643)		334,113,941

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	31,400	3,102,634

TOTAL MUTUAL FUNDS (Cost $2,937,323)		3,102,634

TOTAL LONG-TERM INVESTMENTS (Cost $301,935,966)		337,216,575

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$7,388,556	7,388,556

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	9,874	9,874

TOTAL SHORT-TERM INVESTMENTS (Cost $7,398,430)		7,398,430

TOTAL INVESTMENTS — 100.6% (Cost $309,334,396) (c)		344,615,005

Other Assets/(Liabilities) — (0.6)%		(2,107,330)

NET ASSETS — 100.0%		$342,507,675

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,388,558. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% – 1.625%, maturity dates ranging from 5/15/18 – 12/31/19, and an aggregate market value, including accrued interest, of $7,539,257.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.7%
Chemicals — 1.9%
Agrium, Inc.	93,990	$8,298,377
The Dow Chemical Co.	323,730	16,464,908

		24,763,285

Forest Products & Paper — 0.6%
International Paper Co.	179,100	7,350,264

Iron & Steel — 1.2%
Nucor Corp.	135,430	6,405,839
Steel Dynamics, Inc.	400,180	9,008,052

		15,413,891

		47,527,440

Communications — 11.1%
Advertising — 1.3%
Nielsen Holdings PLC	319,650	16,832,769

Internet — 1.2%
Liberty Interactive Corp. QVC Group Class A (a)	170,800	4,312,700
Symantec Corp.	573,920	10,548,650

		14,861,350

Media — 3.4%
CBS Corp. Class B	298,240	16,430,041
Comcast Corp. Class A	235,570	14,388,616
Thomson Reuters Corp.	309,700	12,536,656

		43,355,313

Telecommunications — 5.2%
Cisco Systems, Inc.	1,543,340	43,938,890
Verizon Communications, Inc.	421,840	22,813,107

		66,751,997

		141,801,429

Consumer, Cyclical — 9.2%
Home Builders — 0.9%
PulteGroup, Inc.	637,120	11,920,515

Leisure Time — 1.3%
Norwegian Cruise Line Holdings Ltd. (a)	297,060	16,424,448

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	586,160	13,200,323

Retail — 5.9%
CVS Health Corp.	160,390	16,637,255
The Home Depot, Inc.	91,600	12,222,188
Lowe’s Cos., Inc.	171,760	13,010,820
Nordstrom, Inc.	157,240	8,995,700
PVH Corp.	118,690	11,757,431

	Number of Shares	Value
Signet Jewelers Ltd.	103,620	$12,851,989

		75,475,383

		117,020,669

Consumer, Non-cyclical — 16.9%
Agriculture — 1.1%
British American Tobacco PLC	240,210	14,067,295

Beverages — 0.6%
Diageo PLC Sponsored ADR (United Kingdom)	64,630	6,971,638

Biotechnology — 1.7%
Amgen, Inc.	85,070	12,754,545
Gilead Sciences, Inc.	102,660	9,430,347

		22,184,892

Foods — 1.9%
Ingredion, Inc.	108,740	11,612,345
The Kraft Heinz Co.	154,936	12,171,772

		23,784,117

Health Care – Products — 2.2%
Baxter International, Inc.	166,340	6,833,247
Medtronic PLC	280,487	21,036,525

		27,869,772

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	151,340	19,507,726

Pharmaceuticals — 7.9%
Allergan PLC (a)	45,150	12,101,554
AstraZeneca PLC Sponsored ADR (United Kingdom)	423,750	11,932,800
Bristol-Myers Squibb Co.	295,650	18,886,122
Merck & Co., Inc.	611,160	32,336,476
Pfizer, Inc.	330,405	9,793,204
Roche Holding AG	62,092	15,236,351

		100,286,507

		214,671,947

Energy — 10.0%
Oil & Gas — 8.8%
Anadarko Petroleum Corp.	133,540	6,218,958
Canadian Natural Resources Ltd.	48,200	1,301,400
Chevron Corp.	307,280	29,314,512
EOG Resources, Inc.	222,780	16,169,372
Exxon Mobil Corp.	241,710	20,204,539
Marathon Oil Corp.	1,051,321	11,711,716
Occidental Petroleum Corp.	133,130	9,110,086
Pioneer Natural Resources Co.	97,850	13,771,409
Southwestern Energy Co. (a)	611,950	4,938,437

		112,740,429

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.2%
Halliburton Co.	412,280	$14,726,641

		127,467,070

Financial — 24.3%
Banks — 6.9%
M&T Bank Corp.	128,120	14,221,320
The PNC Financial Services Group, Inc.	312,170	26,400,217
Wells Fargo & Co.	978,510	47,320,744

		87,942,281

Diversified Financial — 11.1%
Ameriprise Financial, Inc.	123,320	11,593,313
BlackRock, Inc.	60,710	20,676,005
Citigroup, Inc.	600,590	25,074,632
The Goldman Sachs Group, Inc.	79,850	12,534,853
Intercontinental Exchange, Inc.	49,180	11,564,185
Invesco Ltd.	462,610	14,234,510
JP Morgan Chase & Co.	770,026	45,600,940

		141,278,438

Insurance — 6.3%
American International Group, Inc.	237,210	12,821,200
Chubb Ltd.	183,720	21,890,238
Marsh & McLennan Cos., Inc.	252,920	15,375,007
MetLife, Inc.	334,510	14,698,369
Principal Financial Group, Inc.	204,668	8,074,153
Unum Group	215,440	6,661,405

		79,520,372

		308,741,091

Industrial — 11.7%
Aerospace & Defense — 2.0%
Triumph Group, Inc.	200,080	6,298,518
United Technologies Corp.	189,980	19,016,998

		25,315,516

Building Materials — 1.6%
Fortune Brands Home & Security, Inc.	378,740	21,224,590

Machinery – Construction & Mining — 1.3%
Ingersoll-Rand PLC	264,590	16,407,226

Manufacturing — 5.7%
3M Co.	91,730	15,284,970
Eaton Corp. PLC	372,530	23,305,477
General Electric Co.	891,780	28,349,686
Illinois Tool Works, Inc.	51,160	5,240,830

		72,180,963

Transportation — 1.1%
Union Pacific Corp.	174,150	13,853,633

		148,981,928

	Number of Shares	Value
Technology — 8.0%
Semiconductors — 5.1%
Analog Devices, Inc.	117,590	$6,960,152
Intel Corp.	830,900	26,879,615
Maxim Integrated Products, Inc.	526,770	19,374,601
QUALCOMM, Inc.	236,360	12,087,450

		65,301,818

Software — 2.9%
Microsoft Corp.	670,390	37,025,640

		102,327,458

Utilities — 3.7%
Electric — 3.7%
Dominion Resources, Inc.	99,430	7,469,182
Edison International	184,760	13,282,396
Eversource Energy	308,550	18,000,807
NextEra Energy, Inc.	72,510	8,580,833

		47,333,218

TOTAL COMMON STOCK (Cost $1,013,165,935)		1,255,872,250

TOTAL EQUITIES (Cost $1,013,165,935)		1,255,872,250

TOTAL LONG-TERM INVESTMENTS (Cost $1,013,165,935)		1,255,872,250

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$9,965,563	9,965,563

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	77,789	77,789

TOTAL SHORT-TERM INVESTMENTS (Cost $10,043,352)		10,043,352

TOTAL INVESTMENTS — 99.4% (Cost $1,023,209,287) (c)		1,265,915,602

Other Assets/(Liabilities) — 0.6%		7,148,348

NET ASSETS — 100.0%		$1,273,063,950

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,965,566. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $10,168,946.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	81.0%
Ireland	5.7%
United Kingdom	3.9%
Bermuda	3.4%
Switzerland	2.9%
Canada	1.7%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value

EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.8%
Chemicals — 0.7%
BASF SE Sponsored ADR (Germany)	18,922	$1,428,611

Iron & Steel — 1.1%
Carpenter Technology Corp.	67,600	2,313,948

Mining — 1.0%
Alcoa, Inc.	144,200	1,381,436
Rio Tinto PLC Sponsored ADR (United Kingdom)	25,998	734,963

		2,116,399

		5,858,958

Communications — 5.9%
Advertising — 0.7%
Aimia, Inc.	245,000	1,580,250

Telecommunications — 5.2%
ARRIS International PLC (a)	43,700	1,001,604
AT&T, Inc.	88,308	3,459,024
Cisco Systems, Inc.	67,998	1,935,903
Verizon Communications, Inc.	75,569	4,086,772
Vodafone Group PLC Sponsored ADR (United Kingdom)	18,272	585,618

		11,068,921

		12,649,171

Consumer, Cyclical — 8.5%
Airlines — 1.0%
Southwest Airlines Co.	46,249	2,071,955

Home Builders — 1.8%
Lennar Corp.	39,878	1,543,677
Lennar Corp. Class A (b)	47,097	2,277,611

		3,821,288

Home Furnishing — 0.7%
Whirlpool Corp.	8,400	1,514,856

Household Products — 0.7%
Tupperware Brands Corp. (b)	26,071	1,511,597

Retail — 4.3%
The Gap, Inc.	51,847	1,524,302
The Home Depot, Inc.	6,500	867,295
Target Corp.	19,959	1,642,227
Wal-Mart Stores, Inc.	74,960	5,134,010

		9,167,834

		18,087,530

	Number of Shares	Value
Consumer, Non-cyclical — 21.9%
Agriculture — 5.2%
Altria Group, Inc.	42,059	$2,635,417
Philip Morris International, Inc.	84,760	8,315,803

		10,951,220

Foods — 1.7%
ConAgra Foods, Inc.	45,000	2,007,900
Tyson Foods, Inc. Class A	25,100	1,673,166

		3,681,066

Health Care – Products — 3.3%
Johnson & Johnson	33,974	3,675,987
Medtronic PLC	43,716	3,278,700

		6,954,687

Pharmaceuticals — 11.7%
Allergan PLC (a)	2,500	670,075
Eli Lilly & Co.	64,064	4,613,249
Herbalife Ltd. (a)	62,903	3,872,309
Merck & Co., Inc.	151,300	8,005,283
Pfizer, Inc.	260,766	7,729,104

		24,890,020

		46,476,993

Energy — 7.7%
Oil & Gas — 7.7%
BP PLC Sponsored ADR (United Kingdom)	138,222	4,171,540
California Resources Corp.	3,400	3,502
Chesapeake Energy Corp. (b)	52,100	214,652
ConocoPhillips	60,118	2,420,952
Ensco PLC Class A	245,900	2,549,983
Occidental Petroleum Corp.	36,323	2,485,583
Phillips 66	38,679	3,349,215
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	24,400	1,182,180

		16,377,607

Financial — 21.6%
Banks — 7.2%
Bank of America Corp.	551,396	7,454,874
The PNC Financial Services Group, Inc.	14,399	1,217,724
State Street Corp.	19,893	1,164,138
SunTrust Banks, Inc.	52,572	1,896,798
Wells Fargo & Co.	75,040	3,628,934

		15,362,468

Diversified Financial — 8.5%
Ally Financial, Inc. (a)	110,906	2,076,160
American Express Co.	34,999	2,148,939
Ameriprise Financial, Inc.	11,200	1,052,912
Citigroup, Inc.	122,226	5,102,935
JP Morgan Chase & Co.	116,858	6,920,331

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MasterCard, Inc. Class A	7,900	$746,550

		18,047,827

Diversified Financial Services — 0.7%
Voya Financial, Inc.	51,147	1,522,646

Insurance — 5.2%
American International Group, Inc.	34,100	1,843,105
CNO Financial Group, Inc.	327,277	5,864,804
Loews Corp.	86,418	3,306,353

		11,014,262

		45,947,203

Industrial — 15.6%
Aerospace & Defense — 3.9%
General Dynamics Corp.	4,220	554,381
Northrop Grumman Corp.	22,900	4,531,910
Raytheon Co.	16,581	2,033,328
United Technologies Corp.	12,900	1,291,290

		8,410,909

Building Materials — 1.5%
CRH PLC Sponsored ADR (Ireland)	110,333	3,109,184

Electronics — 0.5%
TE Connectivity Ltd.	18,400	1,139,328

Engineering & Construction — 3.6%
Fluor Corp.	10,700	574,590
KBR, Inc.	458,100	7,091,388

		7,665,978

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	18,899	1,988,364

Machinery – Diversified — 0.3%
Flowserve Corp.	13,000	577,330

Manufacturing — 1.4%
General Electric Co.	31,184	991,339
Honeywell International, Inc.	17,575	1,969,279

		2,960,618

Transportation — 3.5%
Euronav NA (a)	228,815	2,343,066
FedEx Corp.	12,600	2,050,272
Golar LNG Partners LP	102,186	1,501,112
Norfolk Southern Corp.	18,085	1,505,576

		7,400,026

		33,251,737

Technology — 10.2%
Computers — 1.8%
Hewlett Packard Enterprise Co.	46,600	826,218
HP, Inc.	49,900	614,768
International Business Machines Corp.	16,200	2,453,490

		3,894,476

	Number of Shares	Value
Semiconductors — 0.9%
Intel Corp.	59,597	$1,927,963

Software — 7.5%
CA, Inc.	187,100	5,760,809
First Data Corp. Class A (a)	28,800	372,672
Microsoft Corp.	140,756	7,773,954
Oracle Corp.	47,800	1,955,498

		15,862,933

		21,685,372

Utilities — 4.4%
Electric — 4.4%
American Electric Power Co., Inc.	10,700	710,480
Entergy Corp.	59,873	4,746,731
Exelon Corp.	95,000	3,406,700
NextEra Energy, Inc.	4,800	568,032

		9,431,943

TOTAL COMMON STOCK (Cost $211,768,144)		209,766,514

TOTAL EQUITIES (Cost $211,768,144)		209,766,514

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)	1,798,519	1,798,519

TOTAL MUTUAL FUNDS (Cost $1,798,519)		1,798,519

TOTAL LONG-TERM INVESTMENTS (Cost $213,566,663)		211,565,033

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$2,858,764	2,858,764

TOTAL SHORT-TERM INVESTMENTS (Cost $2,858,764)		2,858,764

TOTAL INVESTMENTS — 100.8% (Cost $216,425,427) (e)		214,423,797

Other Assets/(Liabilities) — (0.8)%		(1,722,047)

NET ASSETS — 100.0%		$212,701,750

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $1,756,889 or 0.83% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,858,765. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $2,918,337.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.5%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	38,747	$5,581,505
Airgas, Inc.	13,041	1,847,127
CF Industries Holdings, Inc.	46,620	1,461,071
The Dow Chemical Co.	221,905	11,286,088
E.I. du Pont de Nemours & Co.	174,056	11,021,226
Eastman Chemical Co.	29,648	2,141,475
Ecolab, Inc.	53,207	5,933,645
FMC Corp.	26,829	1,083,087
International Flavors & Fragrances, Inc.	16,022	1,822,823
LyondellBasell Industries NV Class A	68,918	5,898,003
Monsanto Co.	87,358	7,664,791
The Mosaic Co.	70,386	1,900,422
PPG Industries, Inc.	53,220	5,933,498
Praxair, Inc.	56,852	6,506,711
The Sherwin-Williams Co.	15,705	4,470,742

		74,552,214

Forest Products & Paper — 0.1%
International Paper Co.	81,910	3,361,586

Iron & Steel — 0.1%
Nucor Corp.	63,219	2,990,259

Mining — 0.3%
Alcoa, Inc.	259,270	2,483,806
Freeport-McMoRan, Inc.	247,694	2,561,156
Newmont Mining Corp.	104,886	2,787,870
Vulcan Materials Co.	26,335	2,780,186

		10,613,018

		91,517,077

Communications — 13.5%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	81,334	1,866,615
Nielsen Holdings PLC	71,747	3,778,197
Omnicom Group, Inc.	47,348	3,940,774

		9,585,586

Internet — 6.5%
Akamai Technologies, Inc. (a)	35,131	1,952,230
Alphabet, Inc. Class A (a)	58,240	44,431,296
Alphabet, Inc. Class C (a)	59,184	44,089,121
Amazon.com, Inc. (a)	76,951	45,681,192
eBay, Inc. (a)	214,530	5,118,686
Equinix, Inc.	13,779	4,556,853
Expedia, Inc.	23,851	2,571,615
F5 Networks, Inc. (a)	13,681	1,448,134

	Number of Shares	Value
Facebook, Inc. Class A (a)	457,134	$52,158,989
Netflix, Inc. (a)	85,371	8,727,477
The Priceline Group, Inc. (a)	9,902	12,763,282
Symantec Corp.	130,186	2,392,819
TripAdvisor, Inc. (a)	22,437	1,492,060
VeriSign, Inc. (a)	18,970	1,679,604
Yahoo!, Inc. (a)	172,893	6,364,191

		235,427,549

Media — 2.9%
Cablevision Systems Corp. Class A	45,218	1,492,194
CBS Corp. Class B	83,983	4,626,624
Comcast Corp. Class A	485,214	29,636,871
Discovery Communications, Inc. Series A (a)	30,499	873,186
Discovery Communications, Inc. Series C (a)	47,496	1,282,392
News Corp. Class A	75,697	966,651
News Corp. Class B	21,500	284,875
Scripps Networks Interactive Class A	19,430	1,272,665
TEGNA, Inc.	42,624	999,959
Time Warner Cable, Inc.	56,289	11,517,855
Time Warner, Inc.	157,311	11,412,913
Twenty-First Century Fox Class A	222,744	6,210,103
Twenty-First Century Fox, Inc. Class B	85,700	2,416,740
Viacom, Inc. Class B	69,037	2,849,847
The Walt Disney Co.	298,904	29,684,156

		105,527,031

Telecommunications — 3.8%
AT&T, Inc.	1,224,839	47,976,944
CenturyLink, Inc.	108,755	3,475,810
Cisco Systems, Inc.	1,002,791	28,549,460
Corning, Inc.	220,522	4,606,705
Frontier Communications Corp.	232,504	1,299,697
Harris Corp.	24,417	1,901,108
Juniper Networks, Inc.	68,975	1,759,552
Level 3 Communications, Inc. (a)	58,039	3,067,361
Motorola Solutions, Inc.	31,484	2,383,339
Verizon Communications, Inc.	811,294	43,874,779

		138,894,755

		489,434,921

Consumer, Cyclical — 10.4%
Airlines — 0.5%
American Airlines Group, Inc.	120,096	4,925,137
Delta Air Lines, Inc.	155,759	7,582,348
Southwest Airlines Co.	126,971	5,688,301

		18,195,786

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.8%
Hanesbrands, Inc.	77,000	$2,182,180
Michael Kors Holdings Ltd. (a)	35,278	2,009,435
NIKE, Inc. Class B	269,170	16,545,880
Ralph Lauren Corp.	11,864	1,142,029
Under Armour, Inc. Class A (a)	36,627	3,107,068
VF Corp.	67,163	4,349,476

		29,336,068

Auto Manufacturers — 0.6%
Ford Motor Co.	774,286	10,452,861
General Motors Co.	280,449	8,814,512
Paccar, Inc.	70,269	3,843,012

		23,110,385

Automotive & Parts — 0.4%
BorgWarner, Inc.	42,924	1,648,282
Delphi Automotive PLC	55,516	4,164,810
The Goodyear Tire & Rubber Co.	52,340	1,726,173
Johnson Controls, Inc.	129,881	5,061,463

		12,600,728

Distribution & Wholesale — 0.2%
Fastenal Co.	57,514	2,818,186
Genuine Parts Co.	29,980	2,978,813
W.W. Grainger, Inc.	11,316	2,641,494

		8,438,493

Home Builders — 0.1%
D.R. Horton, Inc.	66,512	2,010,658
Lennar Corp. Class A	36,238	1,752,469
PulteGroup, Inc.	64,903	1,214,335

		4,977,462

Home Furnishing — 0.1%
Harman International Industries, Inc.	14,269	1,270,512
Whirlpool Corp.	15,573	2,808,435

		4,078,947

Housewares — 0.1%
Newell Rubbermaid, Inc.	53,117	2,352,552

Leisure Time — 0.3%
Carnival Corp.	89,896	4,743,812
Harley-Davidson, Inc.	36,701	1,883,862
Royal Caribbean Cruises Ltd.	34,060	2,798,029

		9,425,703

Lodging — 0.3%
Marriott International, Inc. Class A	37,476	2,667,542
Starwood Hotels & Resorts Worldwide, Inc.	33,785	2,818,682
Wyndham Worldwide Corp.	22,712	1,735,878
Wynn Resorts Ltd.	16,176	1,511,324

		8,733,426

	Number of Shares	Value
Retail — 6.8%
Advance Auto Parts, Inc.	14,489	$2,323,166
AutoNation, Inc. (a)	14,776	689,744
AutoZone, Inc. (a)	5,977	4,761,816
Bed Bath & Beyond, Inc. (a)	32,469	1,611,761
Best Buy Co., Inc.	56,397	1,829,519
CarMax, Inc. (a)	38,861	1,985,797
Chipotle Mexican Grill, Inc. (a)	5,977	2,814,988
Coach, Inc.	55,222	2,213,850
Costco Wholesale Corp.	87,652	13,812,202
CVS Health Corp.	218,578	22,673,096
Darden Restaurants, Inc.	22,649	1,501,629
Dollar General Corp.	57,651	4,934,925
Dollar Tree, Inc. (a)	46,610	3,843,461
GameStop Corp. Class A	21,285	675,373
The Gap, Inc.	44,598	1,311,181
The Home Depot, Inc.	252,632	33,708,688
Kohl’s Corp.	37,553	1,750,345
L Brands, Inc.	51,075	4,484,896
Lowe’s Cos., Inc.	182,415	13,817,936
Macy’s, Inc.	61,512	2,712,064
McDonald’s Corp.	179,565	22,567,729
Nordstrom, Inc.	25,440	1,455,422
O’Reilly Automotive, Inc. (a)	19,374	5,301,889
PVH Corp.	16,313	1,615,966
Ross Stores, Inc.	80,718	4,673,572
Signet Jewelers Ltd.	15,808	1,960,666
Staples, Inc.	127,809	1,409,733
Starbucks Corp.	294,150	17,560,755
Target Corp.	120,303	9,898,531
Tiffany & Co.	22,287	1,635,420
The TJX Cos., Inc.	133,543	10,463,094
Tractor Supply Co.	27,019	2,444,139
Urban Outfitters, Inc. (a)	16,626	550,154
Wal-Mart Stores, Inc.	312,587	21,409,084
Walgreens Boots Alliance, Inc.	171,675	14,461,902
Yum! Brands, Inc.	80,989	6,628,950

		247,493,443

Textiles — 0.1%
Cintas Corp.	17,827	1,601,043
Mohawk Industries, Inc. (a)	12,803	2,444,092

		4,045,135

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	22,565	1,807,456
Mattel, Inc.	66,943	2,250,624

		4,058,080

		376,846,208

Consumer, Non-cyclical — 24.1%
Agriculture — 1.8%
Altria Group, Inc.	389,916	24,432,137
Archer-Daniels-Midland Co.	118,741	4,311,486

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	308,630	$30,279,689
Reynolds American, Inc.	164,966	8,299,439

		67,322,751

Beverages — 2.4%
Brown-Forman Corp. Class B	20,400	2,008,788
The Coca-Cola Co.	775,875	35,992,841
Coca-Cola Enterprises, Inc.	41,368	2,099,012
Constellation Brands, Inc. Class A	35,041	5,294,345
Dr. Pepper Snapple Group, Inc.	37,124	3,319,628
Molson Coors Brewing Co. Class B	36,652	3,525,190
Monster Beverage Corp. (a)	29,726	3,964,854
PepsiCo, Inc.	287,915	29,505,529

		85,710,187

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	44,798	6,236,778
Amgen, Inc.	149,808	22,460,713
Biogen, Inc. (a)	43,562	11,340,060
Celgene Corp. (a)	155,568	15,570,801
Gilead Sciences, Inc.	272,207	25,004,935
Illumina, Inc. (a)	29,361	4,759,712
Regeneron Pharmaceuticals, Inc. (a)	15,637	5,636,200
Vertex Pharmaceuticals, Inc. (a)	48,794	3,878,635

		94,887,834

Commercial Services — 2.2%
The ADT Corp.	32,298	1,332,616
Alliance Data Systems Corp. (a)	11,718	2,577,960
Automatic Data Processing, Inc.	91,390	8,198,597
Equifax, Inc.	23,655	2,703,530
H&R Block, Inc.	46,819	1,236,958
The McGraw Hill Financial, Inc.	52,791	5,225,253
McKesson Corp.	45,517	7,157,548
Moody’s Corp.	33,708	3,254,845
Paychex, Inc.	64,527	3,485,103
PayPal Holdings, Inc. (a)	221,730	8,558,778
Quanta Services, Inc. (a)	32,349	729,793
Robert Half International, Inc.	26,808	1,248,717
Total System Services, Inc.	33,581	1,597,784
United Rentals, Inc. (a)	18,097	1,125,452
Verisk Analytics, Inc. (a)	30,782	2,460,097
Visa, Inc. Class A	382,320	29,239,834
Western Union Co.	98,161	1,893,526

		82,026,391

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	178,159	12,586,934
The Estee Lauder Cos., Inc. Class A	44,301	4,178,027
The Procter & Gamble Co.	528,088	43,466,923

		60,231,884

Foods — 1.9%
Campbell Soup Co.	36,153	2,306,200
ConAgra Foods, Inc.	86,136	3,843,388

	Number of Shares	Value
General Mills, Inc.	117,811	$7,463,327
The Hershey Co.	28,169	2,594,083
Hormel Foods Corp.	53,262	2,303,049
The J.M. Smucker Co.	23,761	3,085,128
Kellogg Co.	50,692	3,880,473
The Kraft Heinz Co.	118,547	9,313,052
The Kroger Co.	194,528	7,440,696
McCormick & Co., Inc.	23,098	2,297,789
Mondelez International, Inc. Class A	312,776	12,548,573
Sysco Corp.	104,242	4,871,229
Tyson Foods, Inc. Class A	57,972	3,864,413
Whole Foods Market, Inc.	65,023	2,022,866

		67,834,266

Health Care – Products — 3.5%
Baxter International, Inc.	109,451	4,496,247
Becton, Dickinson & Co.	42,403	6,437,623
Boston Scientific Corp. (a)	269,610	5,071,364
C.R. Bard, Inc.	14,677	2,974,588
Edwards Lifesciences Corp. (a)	42,592	3,757,040
Henry Schein, Inc. (a)	16,200	2,796,606
Hologic, Inc. (a)	49,164	1,696,158
Intuitive Surgical, Inc. (a)	7,418	4,458,589
Johnson & Johnson	549,561	59,462,500
Medtronic PLC	280,033	21,002,475
St. Jude Medical, Inc.	56,443	3,104,365
Stryker Corp.	62,178	6,671,078
Varian Medical Systems, Inc. (a)	18,725	1,498,374
Zimmer Biomet Holdings, Inc.	35,458	3,780,887

		127,207,894

Health Care – Services — 2.3%
Aetna, Inc.	69,869	7,849,782
Anthem, Inc.	52,000	7,227,480
Centene Corp. (a)	33,841	2,083,590
Cigna Corp.	50,998	6,998,965
DaVita HealthCare Partners, Inc. (a)	32,802	2,407,011
DENTSPLY SIRONA, Inc.	47,806	2,946,284
HCA Holdings, Inc. (a)	60,857	4,749,889
Humana, Inc.	29,634	5,421,540
Laboratory Corporation of America Holdings (a)	20,412	2,390,858
Quest Diagnostics, Inc.	28,477	2,034,682
Tenet Healthcare Corp. (a)	19,273	557,568
Thermo Fisher Scientific, Inc.	79,017	11,188,017
UnitedHealth Group, Inc.	189,372	24,410,051
Universal Health Services, Inc. Class B	18,040	2,249,949

		82,515,666

Household Products — 0.5%
Avery Dennison Corp.	17,730	1,278,510
Church & Dwight Co., Inc.	26,197	2,414,839
The Clorox Co.	25,748	3,245,793

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark Corp.	72,068	$9,693,867

		16,633,009

Pharmaceuticals — 5.3%
Abbott Laboratories	293,196	12,264,389
AbbVie, Inc.	320,922	18,331,065
Allergan PLC (a)	78,644	21,078,951
AmerisourceBergen Corp.	39,220	3,394,491
Baxalta, Inc.	135,702	5,482,361
Bristol-Myers Squibb Co.	332,499	21,240,036
Cardinal Health, Inc.	65,911	5,401,406
Eli Lilly & Co.	194,303	13,991,759
Endo International PLC (a)	41,335	1,163,580
Express Scripts Holding Co. (a)	132,955	9,132,679
Mallinckrodt PLC (a)	21,866	1,339,949
Mead Johnson Nutrition Co.	36,931	3,138,027
Merck & Co., Inc.	553,368	29,278,701
Mylan NV (a)	81,566	3,780,584
Patterson Cos., Inc.	16,597	772,258
Perrigo Co. PLC	28,964	3,705,365
Pfizer, Inc.	1,204,485	35,700,935
Zoetis, Inc.	91,119	4,039,305

		193,235,841

		877,605,723

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	67,384	1,089,599

Energy — 6.7%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	15,493	1,060,806

Oil & Gas — 5.3%
Anadarko Petroleum Corp.	100,556	4,682,893
Apache Corp.	76,011	3,710,097
Cabot Oil & Gas Corp.	92,635	2,103,741
Chesapeake Energy Corp.	106,627	439,303
Chevron Corp.	375,050	35,779,770
Cimarex Energy Co.	19,135	1,861,262
Concho Resources, Inc. (a)	25,595	2,586,119
ConocoPhillips	246,457	9,924,823
Devon Energy Corp.	101,135	2,775,144
Diamond Offshore Drilling, Inc.	12,691	275,775
EOG Resources, Inc.	109,634	7,957,236
EQT Corp.	31,832	2,141,020
Exxon Mobil Corp.	827,217	69,147,069
Helmerich & Payne, Inc.	21,475	1,261,012
Hess Corp.	53,176	2,799,716
Marathon Oil Corp.	168,196	1,873,704
Marathon Petroleum Corp.	106,222	3,949,334
Murphy Oil Corp.	31,186	785,575
Newfield Exploration Co. (a)	39,891	1,326,376
Noble Energy, Inc.	84,743	2,661,778
Occidental Petroleum Corp.	152,166	10,412,719

	Number of Shares	Value
Phillips 66	93,436	$8,090,623
Pioneer Natural Resources Co.	32,578	4,585,028
Range Resources Corp.	33,613	1,088,389
Southwestern Energy Co. (a)	77,605	626,272
Tesoro Corp.	23,492	2,020,547
Valero Energy Corp.	93,733	6,012,035

		190,877,360

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	87,653	3,841,831
Cameron International Corp. (a)	38,011	2,548,638
FMC Technologies, Inc. (a)	44,681	1,222,472
Halliburton Co.	170,865	6,103,298
National Oilwell Varco, Inc.	74,893	2,329,172
Schlumberger Ltd.	249,963	18,434,771
Transocean Ltd.	69,520	635,413

		35,115,595

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	80,371	2,017,312
Kinder Morgan, Inc.	364,682	6,513,220
ONEOK, Inc.	41,344	1,234,532
Spectra Energy Corp.	132,856	4,065,394
The Williams Cos., Inc.	135,529	2,177,951

		16,008,409

		243,062,170

Financial — 15.5%
Banks — 3.9%
Bank of America Corp.	2,057,491	27,817,278
The Bank of New York Mellon Corp.	214,254	7,890,975
BB&T Corp.	155,490	5,173,152
Capital One Financial Corp.	105,255	7,295,224
Citizens Financial Group, Inc.	104,455	2,188,332
Comerica, Inc.	35,688	1,351,505
Fifth Third Bancorp	155,488	2,595,095
Huntington Bancshares, Inc.	160,819	1,534,213
KeyCorp	166,670	1,840,037
M&T Bank Corp.	31,759	3,525,249
Northern Trust Corp.	43,468	2,832,810
The PNC Financial Services Group, Inc.	99,468	8,412,009
Regions Financial Corp.	257,113	2,018,337
State Street Corp.	79,616	4,659,128
SunTrust Banks, Inc.	99,900	3,604,392
U.S. Bancorp	325,202	13,199,949
Wells Fargo & Co.	920,288	44,505,128
Zions Bancorp	40,519	980,965

		141,423,778

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a)	10,865	1,764,476
American Express Co.	163,291	10,026,067
Ameriprise Financial, Inc.	33,864	3,183,555

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BlackRock, Inc.	25,079	$8,541,155
The Charles Schwab Corp.	240,219	6,730,936
Citigroup, Inc.	587,486	24,527,540
CME Group, Inc.	67,707	6,503,257
Discover Financial Services	82,769	4,214,597
E*TRADE Financial Corp. (a)	55,193	1,351,677
Franklin Resources, Inc.	73,651	2,876,072
The Goldman Sachs Group, Inc.	78,417	12,309,901
Intercontinental Exchange, Inc.	23,724	5,578,461
Invesco Ltd.	83,100	2,556,987
JP Morgan Chase & Co.	731,168	43,299,769
Legg Mason, Inc.	21,816	756,579
MasterCard, Inc. Class A	195,347	18,460,291
Morgan Stanley	304,681	7,620,072
The Nasdaq, Inc.	22,333	1,482,465
Navient Corp.	67,919	812,990
Synchrony Financial (a)	166,069	4,759,538
T. Rowe Price Group, Inc.	48,941	3,595,206

		170,951,591

Insurance — 4.0%
Aflac, Inc.	83,465	5,269,980
The Allstate Corp.	75,248	5,069,458
American International Group, Inc.	229,145	12,385,287
Aon PLC	53,947	5,634,764
Assurant, Inc.	12,904	995,544
Berkshire Hathaway, Inc. Class B (a)	373,125	52,938,975
Chubb Ltd.	91,703	10,926,413
Cincinnati Financial Corp.	29,902	1,954,395
The Hartford Financial Services Group, Inc.	78,893	3,635,389
Lincoln National Corp.	48,811	1,913,391
Loews Corp.	53,366	2,041,783
Marsh & McLennan Cos., Inc.	103,886	6,315,230
MetLife, Inc.	218,197	9,587,576
Principal Financial Group, Inc.	54,261	2,140,596
The Progressive Corp.	116,540	4,095,216
Prudential Financial, Inc.	88,933	6,422,741
Torchmark Corp.	22,002	1,191,628
The Travelers Cos., Inc.	58,627	6,842,357
Unum Group	47,213	1,459,826
Willis Towers Watson PLC	27,392	3,250,335
XL Group PLC	58,985	2,170,648

		146,241,532

Real Estate — 0.1%
CBRE Group, Inc. (a)	57,940	1,669,831

Real Estate Investment Trusts (REITS) — 2.8%
American Tower Corp.	84,538	8,654,155
Apartment Investment & Management Co. Class A	30,428	1,272,499
AvalonBay Communities, Inc.	27,230	5,179,146
Boston Properties, Inc.	30,446	3,869,078

	Number of Shares	Value
Crown Castle International Corp.	66,728	$5,771,972
Equity Residential	73,095	5,484,318
Essex Property Trust, Inc.	12,903	3,017,496
Extra Space Storage, Inc.	25,261	2,360,893
Federal Realty Investment Trust	13,734	2,143,191
General Growth Properties, Inc.	116,561	3,465,359
HCP, Inc.	93,694	3,052,550
Host Hotels & Resorts, Inc.	150,294	2,509,910
Iron Mountain, Inc.	37,230	1,262,469
Kimco Realty Corp.	82,157	2,364,478
The Macerich Co.	25,120	1,990,509
Prologis, Inc.	105,427	4,657,765
Public Storage	29,303	8,082,646
Realty Income Corp.	49,559	3,097,933
Simon Property Group, Inc.	61,640	12,802,012
SL Green Realty Corp.	19,700	1,908,536
UDR, Inc.	53,850	2,074,840
Ventas, Inc.	66,791	4,205,161
Vornado Realty Trust	35,492	3,351,510
Welltower, Inc.	70,740	4,905,112
Weyerhaeuser Co.	157,890	4,891,432

		102,374,970

Savings & Loans — 0.0%
People’s United Financial, Inc.	60,090	957,234

		563,618,936

Industrial — 9.5%
Aerospace & Defense — 1.9%
The Boeing Co.	124,067	15,749,065
General Dynamics Corp.	58,289	7,657,426
L-3 Communications Holdings, Inc.	15,753	1,866,731
Lockheed Martin Corp.	52,369	11,599,733
Northrop Grumman Corp.	36,055	7,135,285
Raytheon Co.	59,261	7,267,176
Rockwell Collins, Inc.	26,221	2,417,838
United Technologies Corp.	154,931	15,508,593

		69,201,847

Airlines — 0.1%
United Continental Holdings, Inc. (a)	71,559	4,283,522

Building Materials — 0.1%
Martin Marietta Materials, Inc.	12,812	2,043,642
Masco Corp.	66,253	2,083,657

		4,127,299

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	46,268	2,312,475
Emerson Electric Co.	127,755	6,947,317

		9,259,792

Electronics — 0.6%
Agilent Technologies, Inc.	65,858	2,624,441
Allegion PLC	19,314	1,230,495

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A	61,242	$3,541,012
FLIR Systems, Inc.	27,308	899,799
Garmin Ltd.	22,936	916,523
PerkinElmer, Inc.	22,318	1,103,848
TE Connectivity Ltd.	74,063	4,585,981
Tyco International PLC	85,084	3,123,434
Waters Corp. (a)	16,369	2,159,398

		20,184,931

Engineering & Construction — 0.1%
Fluor Corp.	27,891	1,497,747
Jacobs Engineering Group, Inc. (a)	23,766	1,035,009

		2,532,756

Environmental Controls — 0.3%
Republic Services, Inc.	47,542	2,265,376
Stericycle, Inc. (a)	16,820	2,122,516
Waste Management, Inc.	82,814	4,886,026

		9,273,918

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,568	1,816,060
Stanley Black & Decker, Inc.	30,474	3,206,170

		5,022,230

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	115,608	8,848,636
Ingersoll-Rand PLC	51,080	3,167,471

		12,016,107

Machinery – Diversified — 0.5%
Cummins, Inc.	32,381	3,559,967
Deere & Co.	59,863	4,608,852
Flowserve Corp.	25,366	1,126,504
Rockwell Automation, Inc.	25,926	2,949,083
Roper Technologies, Inc.	20,256	3,702,189
Xylem, Inc.	35,801	1,464,261

		17,410,856

Manufacturing — 3.6%
3M Co.	120,537	20,085,080
Danaher Corp.	119,205	11,307,786
Dover Corp.	30,407	1,956,082
Eaton Corp. PLC	90,987	5,692,147
General Electric Co.	1,858,722	59,088,773
Honeywell International, Inc.	153,224	17,168,749
Illinois Tool Works, Inc.	65,437	6,703,366
Leggett & Platt, Inc.	26,368	1,276,211
Parker Hannifin Corp.	26,749	2,971,279
Pentair PLC	36,972	2,006,101
Textron, Inc.	53,386	1,946,454

		130,202,028

Packaging & Containers — 0.2%
Ball Corp.	28,549	2,035,258
Owens-Illinois, Inc. (a)	30,372	484,737

	Number of Shares	Value
Sealed Air Corp.	38,665	$1,856,307
WestRock Co.	50,189	1,958,877

		6,335,179

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	28,969	2,150,369
CSX Corp.	190,591	4,907,718
Expeditors International of Washington, Inc.	36,256	1,769,655
FedEx Corp.	51,168	8,326,057
J.B. Hunt Transport Services, Inc.	17,456	1,470,493
Kansas City Southern	21,965	1,876,909
Norfolk Southern Corp.	59,703	4,970,275
Ryder System, Inc.	10,256	664,384
Union Pacific Corp.	168,344	13,391,765
United Parcel Service, Inc. Class B	137,327	14,483,879

		54,011,504

		343,861,969

Technology — 12.8%
Computers — 5.5%
Accenture PLC Class A	125,015	14,426,731
Apple, Inc.	1,104,641	120,394,823
Cognizant Technology Solutions Corp. Class A (a)	120,962	7,584,317
CSRA, Inc.	27,673	744,404
EMC Corp.	388,309	10,348,435
Hewlett Packard Enterprise Co.	342,141	6,066,160
HP, Inc.	344,541	4,244,745
International Business Machines Corp.	176,073	26,666,256
NetApp, Inc.	56,603	1,544,696
SanDisk Corp.	40,132	3,053,242
Seagate Technology PLC	60,022	2,067,758
Teradata Corp. (a)	26,619	698,482
Western Digital Corp.	45,815	2,164,301

		200,004,350

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	37,154	800,297
Xerox Corp.	189,040	2,109,687

		2,909,984

Semiconductors — 2.7%
Analog Devices, Inc.	62,181	3,680,493
Applied Materials, Inc.	226,792	4,803,455
Broadcom Ltd.	73,879	11,414,306
Intel Corp.	941,210	30,448,143
KLA-Tencor Corp.	30,736	2,237,888
Lam Research Corp.	31,368	2,590,997
Linear Technology Corp.	47,155	2,101,227
Microchip Technology, Inc.	41,312	1,991,238
Micron Technology, Inc. (a)	206,954	2,166,808

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	101,200	$3,605,756
Qorvo, Inc. (a)	25,585	1,289,740
QUALCOMM, Inc.	297,562	15,217,321
Skyworks Solutions, Inc.	37,978	2,958,486
Texas Instruments, Inc.	200,366	11,505,016
Xilinx, Inc.	51,025	2,420,116

		98,430,990

Software — 4.5%
Activision Blizzard, Inc.	101,382	3,430,767
Adobe Systems, Inc. (a)	98,989	9,285,168
Autodesk, Inc. (a)	45,076	2,628,381
CA, Inc.	58,634	1,805,341
Cerner Corp. (a)	60,731	3,216,314
Citrix Systems, Inc. (a)	30,783	2,418,928
The Dun & Bradstreet Corp.	6,948	716,200
Electronic Arts, Inc. (a)	61,606	4,072,773
Fidelity National Information Services, Inc.	54,970	3,480,151
Fiserv, Inc. (a)	44,433	4,557,937
Intuit, Inc.	51,286	5,334,257
Microsoft Corp.	1,575,548	87,017,516
Oracle Corp.	627,783	25,682,602
Red Hat, Inc. (a)	36,226	2,699,199
Salesforce.com, Inc. (a)	125,672	9,278,364

		165,623,898

		466,969,222

Utilities — 3.4%
Electric — 3.1%
The AES Corp.	129,262	1,525,292
Ameren Corp.	48,273	2,418,477
American Electric Power Co., Inc.	97,904	6,500,826
CenterPoint Energy, Inc.	86,407	1,807,634
CMS Energy Corp.	55,459	2,353,680
Consolidated Edison, Inc.	58,425	4,476,524
Dominion Resources, Inc.	118,818	8,925,608
DTE Energy Co.	35,549	3,222,872
Duke Energy Corp.	137,073	11,059,050
Edison International	64,521	4,638,415
Entergy Corp.	35,478	2,812,696
Eversource Energy	62,776	3,662,352
Exelon Corp.	182,613	6,548,502
FirstEnergy Corp.	83,593	3,006,840
NextEra Energy, Inc.	91,983	10,885,268
NRG Energy, Inc.	65,101	846,964
PG&E Corp.	98,618	5,889,467
Pinnacle West Capital Corp.	22,553	1,693,054
PPL Corp.	134,091	5,104,844
Public Service Enterprise Group, Inc.	100,474	4,736,344
SCANA Corp.	28,746	2,016,532
The Southern Co.	181,439	9,385,840
TECO Energy, Inc.	47,483	1,307,207

	Number of Shares	Value
WEC Energy Group, Inc.	62,660	$3,763,986
Xcel Energy, Inc.	101,571	4,247,699

		112,835,973

Gas — 0.2%
AGL Resources, Inc.	24,309	1,583,488
NiSource, Inc.	64,205	1,512,670
Sempra Energy	46,960	4,886,188

		7,982,346

Water — 0.1%
American Water Works Co., Inc.	35,564	2,451,426

		123,269,745

TOTAL COMMON STOCK (Cost $2,255,997,580)		3,577,275,570

TOTAL EQUITIES (Cost $2,255,997,580)		3,577,275,570

TOTAL LONG-TERM INVESTMENTS (Cost $2,255,997,580)		3,577,275,570

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$55,021,754	55,021,754

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	20,440	20,440

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 9/15/16	3,399,999	3,394,825

TOTAL SHORT-TERM INVESTMENTS (Cost $58,437,151)		58,437,019

TOTAL INVESTMENTS — 100.0% (Cost $2,314,434,731) (d)		3,635,712,589

Other Assets/(Liabilities) — (0.0)%		(1,349,099)

NET ASSETS — 100.0%		$3,634,363,490

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $55,021,769. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $56,124,169.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.1%

COMMON STOCK — 93.1%
Communications — 8.5%
Media — 8.5%
Charter Communications, Inc. Class A (a)	150,900	$30,546,687
Tribune Media Co. Class A	994,000	38,119,900

		68,666,587

Consumer, Cyclical — 13.9%
Auto Manufacturers — 7.0%
General Motors Co.	1,797,000	56,479,710

Retail — 6.9%
CarMax, Inc. (a)	455,200	23,260,720
Tiffany & Co.	450,000	33,021,000

		56,281,720

		112,761,430

Consumer, Non-cyclical — 3.1%
Health Care – Products — 3.1%
Baxter International, Inc.	607,000	24,935,560

Energy — 1.8%
Oil & Gas — 1.8%
Anadarko Petroleum Corp.	324,000	15,088,680

Financial — 37.9%
Banks — 7.1%
Wells Fargo & Co.	1,194,800	57,780,528

Diversified Financial — 15.1%
BlackRock, Inc.	121,000	41,208,970
The Goldman Sachs Group, Inc.	225,500	35,398,990
JP Morgan Chase & Co.	779,000	46,132,380

		122,740,340

Insurance — 11.5%
American International Group, Inc.	1,066,000	57,617,300
Aon PLC	338,000	35,304,100

		92,921,400

Real Estate — 4.2%
CBRE Group, Inc. (a)	1,177,000	33,921,140

		307,363,408

Industrial — 11.6%
Machinery – Construction & Mining — 5.2%
Caterpillar, Inc.	553,000	42,326,620

Machinery – Diversified — 6.4%
Cummins, Inc.	475,500	52,276,470

		94,603,090

Technology — 16.3%
Semiconductors — 9.4%
Applied Materials, Inc.	2,134,500	45,208,710

	Number of Shares	Value
Intel Corp.	961,000	$31,088,350

		76,297,060

Software — 6.9%
Microsoft Corp.	1,010,000	55,782,300

		132,079,360

TOTAL COMMON STOCK (Cost $655,564,872)		755,498,115

TOTAL EQUITIES (Cost $655,564,872)		755,498,115

TOTAL LONG-TERM INVESTMENTS (Cost $655,564,872)		755,498,115

	Principal Amount
SHORT-TERM INVESTMENTS — 6.8%
Repurchase Agreement — 6.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$55,135,683	55,135,683

TOTAL SHORT-TERM INVESTMENTS (Cost $55,135,683)		55,135,683

TOTAL INVESTMENTS — 99.9% (Cost $710,700,555) (c)		810,633,798

Other Assets/(Liabilities) — 0.1%		424,231

NET ASSETS — 100.0%		$811,058,029

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $55,135,698. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $56,241,541.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	2,499	$711,389

Communications — 21.5%
Advertising — 1.3%
Nielsen Holdings PLC	19,387	1,020,919
Omnicom Group, Inc.	7,947	661,429

		1,682,348

Internet — 12.8%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	3,123	246,811
Alphabet, Inc. Class C (a)	9,523	7,094,159
Amazon.com, Inc. (a)	4,698	2,788,921
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,749	333,849
eBay, Inc. (a)	18,241	435,230
Expedia, Inc.	1,184	127,659
F5 Networks, Inc. (a)	4,575	484,264
Facebook, Inc. Class A (a)	37,124	4,235,848
The Priceline Group, Inc. (a)	1,191	1,535,151

		17,281,892

Media — 3.8%
Comcast Corp. Class A	48,514	2,963,235
Discovery Communications, Inc. Series A (a)	18,179	520,465
FactSet Research Systems, Inc.	3,150	477,320
Scripps Networks Interactive Class A	17,993	1,178,541

		5,139,561

Telecommunications — 3.6%
Cisco Systems, Inc.	30,412	865,830
Verizon Communications, Inc.	73,802	3,991,212

		4,857,042

		28,960,843

Consumer, Cyclical — 15.9%
Apparel — 0.1%
Ralph Lauren Corp.	1,316	126,678

Home Builders — 0.2%
PulteGroup, Inc.	16,140	301,979

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	12,522	281,996
Las Vegas Sands Corp.	10,974	567,136
Wyndham Worldwide Corp.	7,472	571,085

		1,420,217

Retail — 14.5%
Advance Auto Parts, Inc.	6,083	975,348

	Number of Shares	Value
Costco Wholesale Corp.	10,826	$1,705,961
CVS Health Corp.	23,297	2,416,598
Dollar General Corp.	6,499	556,314
Dunkin’ Brands Group, Inc.	14,556	686,607
The Home Depot, Inc.	26,464	3,531,092
Lowe’s Cos., Inc.	27,287	2,066,990
McDonald’s Corp.	16,483	2,071,584
O’Reilly Automotive, Inc. (a)	4,793	1,311,652
Ross Stores, Inc.	20,096	1,163,558
The TJX Cos., Inc.	20,859	1,634,303
Wal-Mart Stores, Inc.	21,304	1,459,111

		19,579,118

		21,427,992

Consumer, Non-cyclical — 30.1%
Agriculture — 1.5%
Altria Group, Inc.	30,853	1,933,249

Beverages — 3.4%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	2,977	371,113
Monster Beverage Corp. (a)	4,030	537,521
PepsiCo, Inc.	36,054	3,694,814

		4,603,448

Biotechnology — 4.4%
Amgen, Inc.	15,798	2,368,594
Celgene Corp. (a)	9,778	978,680
Gilead Sciences, Inc.	23,164	2,127,845
Regeneron Pharmaceuticals, Inc. (a)	256	92,273
Vertex Pharmaceuticals, Inc. (a)	5,105	405,796

		5,973,188

Commercial Services — 6.5%
Alliance Data Systems Corp. (a)	2,628	578,160
Global Payments, Inc.	6,686	436,596
Paychex, Inc.	25,448	1,374,446
PayPal Holdings, Inc. (a)	28,856	1,113,842
Vantiv, Inc. Class A (a)	25,848	1,392,690
Verisk Analytics, Inc. (a)	15,039	1,201,917
Visa, Inc. Class A	35,017	2,678,100

		8,775,751

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	20,355	1,438,081
The Estee Lauder Cos., Inc. Class A	14,737	1,389,846

		2,827,927

Foods — 1.6%
The Hershey Co.	14,369	1,323,241
Mondelez International, Inc. Class A	21,136	847,977

		2,171,218

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 4.2%
Becton, Dickinson & Co.	7,708	$1,170,229
C.R. Bard, Inc.	5,699	1,155,016
Johnson & Johnson	14,257	1,542,608
Medtronic PLC	13,849	1,038,675
Varian Medical Systems, Inc. (a)	3,955	316,479
Zimmer Biomet Holdings, Inc.	3,821	407,433

		5,630,440

Health Care – Services — 1.4%
Aetna, Inc.	11,719	1,316,630
Anthem, Inc.	3,866	537,335

		1,853,965

Pharmaceuticals — 5.0%
Allergan PLC (a)	3,702	992,247
AstraZeneca PLC Sponsored ADR (United Kingdom) (b)	17,195	484,211
Bristol-Myers Squibb Co.	35,987	2,298,850
Cardinal Health, Inc.	16,275	1,333,736
Eli Lilly & Co.	10,271	739,615
Merck & Co., Inc.	17,326	916,719

		6,765,378

		40,534,564

Energy — 1.2%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a)	14,564	997,197

Oil & Gas — 0.5%
BP PLC Sponsored ADR (United Kingdom)	15,519	468,363
Chevron Corp.	1,334	127,264

		595,627

		1,592,824

Financial — 5.1%
Banks — 0.5%
Bank of America Corp.	50,424	681,733

Diversified Financial — 2.9%
The Goldman Sachs Group, Inc.	2,929	459,794
Intercontinental Exchange, Inc.	5,473	1,286,921
JP Morgan Chase & Co.	11,294	668,831
MasterCard, Inc. Class A	16,816	1,589,112

		4,004,658

Insurance — 0.5%
American International Group, Inc.	13,027	704,109

Real Estate Investment Trusts (REITS) — 1.2%
Public Storage	5,733	1,581,334

		6,971,834

Industrial — 3.0%
Aerospace & Defense — 0.5%
The Boeing Co.	5,227	663,516

	Number of Shares	Value
Machinery – Diversified — 0.5%
Rockwell Automation, Inc.	5,399	$614,136

Manufacturing — 2.0%
Danaher Corp.	13,955	1,323,771
Honeywell International, Inc.	12,858	1,440,739

		2,764,510

		4,042,162

Technology — 19.8%
Computers — 7.9%
Amdocs Ltd.	14,229	859,716
Apple, Inc.	67,928	7,403,473
IHS, Inc. Class A (a)	10,397	1,290,892
Jack Henry & Associates, Inc.	13,264	1,121,736

		10,675,817

Internet — 1.4%
Check Point Software Technologies Ltd. (a) (b)	21,999	1,924,253

Semiconductors — 2.9%
Cirrus Logic, Inc. (a)	2,985	108,684
Linear Technology Corp.	28,945	1,289,789
Maxim Integrated Products, Inc.	29,788	1,095,603
QUALCOMM, Inc.	13,439	687,270
Texas Instruments, Inc.	11,874	681,805

		3,863,151

Software — 7.6%
Fiserv, Inc. (a)	12,320	1,263,785
Intuit, Inc.	5,746	597,641
Microsoft Corp.	77,916	4,303,301
Oracle Corp.	79,756	3,262,818
Salesforce.com, Inc. (a)	10,543	778,390

		10,205,935

		26,669,156

Utilities — 1.0%
Electric — 1.0%
NextEra Energy, Inc.	11,392	1,348,129

TOTAL COMMON STOCK (Cost $115,134,484)		132,258,893

TOTAL EQUITIES (Cost $115,134,484)		132,258,893

MUTUAL FUNDS — 1.8%
Diversified Financial — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)	2,404,984	2,404,984

TOTAL MUTUAL FUNDS (Cost $2,404,984)		2,404,984

TOTAL LONG-TERM INVESTMENTS (Cost $117,539,468)		134,663,877

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$4,000,407	$4,000,407

TOTAL SHORT-TERM INVESTMENTS (Cost $4,000,407)		4,000,407

TOTAL INVESTMENTS — 102.9% (Cost $121,539,875) (e)		138,664,284

Other Assets/(Liabilities) — (2.9)%		(3,904,671)

NET ASSETS — 100.0%		$134,759,613

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $2,356,736 or 1.75% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,000,408. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $4,082,500.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 0.7%
Chemicals — 0.7%
Ashland, Inc.	24,100	$2,650,036
Ecolab, Inc.	9,800	1,092,896
PPG Industries, Inc.	14,300	1,594,307
The Sherwin-Williams Co.	18,900	5,380,263

		10,717,502

Communications — 28.2%
Internet — 25.8%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	439,216	34,711,241
Alphabet, Inc. Class A (a)	53,897	41,118,021
Alphabet, Inc. Class C (a)	80,127	59,690,609
Amazon.com, Inc. (a)	164,639	97,736,296
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	38,700	7,387,056
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	110,000	4,868,600
Facebook, Inc. Class A (a)	656,572	74,914,865
JD.com, Inc. ADR (Cayman Islands) (a)	45,900	1,216,350
LinkedIn Corp. Class A (a)	21,500	2,458,525
Netflix, Inc. (a)	108,500	11,091,955
The Priceline Group, Inc. (a)	28,900	37,250,944
Tencent Holdings Ltd.	692,100	14,146,835

		386,591,297

Media — 0.9%
FactSet Research Systems, Inc.	52,210	7,911,381
The Walt Disney Co.	51,400	5,104,534

		13,015,915

Telecommunications — 1.5%
Cisco Systems, Inc.	798,506	22,733,466
T-Mobile US, Inc. (a)	4,000	153,200

		22,886,666

		422,493,878

Consumer, Cyclical — 13.1%
Airlines — 1.6%
Alaska Air Group, Inc.	73,700	6,044,874
American Airlines Group, Inc.	394,000	16,157,940
Delta Air Lines, Inc.	29,900	1,455,532

		23,658,346

Apparel — 1.0%
Hanesbrands, Inc.	212,400	6,019,416
NIKE, Inc. Class B	145,800	8,962,326

		14,981,742

	Number of Shares	Value
Auto Manufacturers — 0.3%
Ferrari NV (a)	10,200	$425,340
Tesla Motors, Inc. (a)	17,350	3,986,510

		4,411,850

Automotive & Parts — 0.2%
BorgWarner, Inc.	3,000	115,200
Delphi Automotive PLC	42,900	3,218,358

		3,333,558

Leisure Time — 0.9%
Carnival Corp.	13,600	717,672
Norwegian Cruise Line Holdings Ltd. (a)	121,600	6,723,264
Royal Caribbean Cruises Ltd.	81,200	6,670,580

		14,111,516

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	332,555	7,489,139
Las Vegas Sands Corp.	15,300	790,704
Marriott International, Inc. Class A	68,790	4,896,472
MGM Resorts International (a)	219,300	4,701,792

		17,878,107

Retail — 7.9%
AutoZone, Inc. (a)	8,900	7,090,541
Costco Wholesale Corp.	11,200	1,764,896
CVS Health Corp.	82,400	8,547,352
Dollar General Corp.	33,100	2,833,360
The Home Depot, Inc.	99,500	13,276,285
L Brands, Inc.	35,400	3,108,474
Lowe’s Cos., Inc.	259,727	19,674,320
McDonald’s Corp.	800	100,544
O’Reilly Automotive, Inc. (a)	46,800	12,807,288
PVH Corp.	1,000	99,060
Ross Stores, Inc.	136,400	7,897,560
Starbucks Corp.	184,300	11,002,710
Tractor Supply Co.	70,600	6,386,476
Walgreens Boots Alliance, Inc.	131,800	11,102,832
Yum! Brands, Inc.	150,880	12,349,528

		118,041,226

		196,416,345

Consumer, Non-cyclical — 30.0%
Agriculture — 0.1%
Philip Morris International, Inc.	17,100	1,677,681

Beverages — 3.7%
The Coca-Cola Co.	393,346	18,247,321
Constellation Brands, Inc. Class A	29,600	4,472,264
Molson Coors Brewing Co. Class B	13,100	1,259,958
Monster Beverage Corp. (a)	150,092	20,019,271
SABMiller PLC Sponsored ADR (United Kingdom)	194,485	11,883,033

		55,881,847

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc. (a)	146,400	$20,381,808
Amgen, Inc.	63,792	9,564,334
Biogen, Inc. (a)	32,800	8,538,496
Celgene Corp. (a)	162,900	16,304,661
Gilead Sciences, Inc.	102,100	9,378,906
Incyte Corp. (a)	14,200	1,029,074
Regeneron Pharmaceuticals, Inc. (a)	16,500	5,947,260
Vertex Pharmaceuticals, Inc. (a)	103,000	8,187,470

		79,332,009

Commercial Services — 6.0%
Automatic Data Processing, Inc.	48,490	4,350,038
The McGraw Hill Financial, Inc.	10,700	1,059,086
McKesson Corp.	94,600	14,875,850
PayPal Holdings, Inc. (a)	89,200	3,443,120
SEI Investments Co.	289,319	12,455,183
Visa, Inc. Class A	693,967	53,074,596

		89,257,873

Cosmetics & Personal Care — 1.2%
The Estee Lauder Cos., Inc. Class A	19,100	1,801,321
The Procter & Gamble Co.	197,348	16,243,714

		18,045,035

Foods — 1.2%
Danone SA Sponsored ADR (France)	1,265,653	17,984,929
The Kraft Heinz Co.	3,800	298,528
The Kroger Co.	6,400	244,800

		18,528,257

Health Care – Products — 2.8%
Becton, Dickinson & Co.	56,400	8,562,648
Henry Schein, Inc. (a)	23,900	4,125,857
Hologic, Inc. (a)	25,300	872,850
Intuitive Surgical, Inc. (a)	14,400	8,655,120
Medtronic PLC	8,707	653,025
Stryker Corp.	82,100	8,808,509
Varian Medical Systems, Inc. (a)	136,331	10,909,207

		42,587,216

Health Care – Services — 3.7%
Aetna, Inc.	73,900	8,302,665
Anthem, Inc.	64,700	8,992,653
Cigna Corp.	18,300	2,511,492
Humana, Inc.	15,100	2,762,545
Thermo Fisher Scientific, Inc.	105,300	14,909,427
UnitedHealth Group, Inc.	134,900	17,388,610

		54,867,392

Pharmaceuticals — 6.0%
Allergan PLC (a)	84,693	22,700,265
AmerisourceBergen Corp.	1,700	147,135
Baxalta, Inc.	51,300	2,072,520
Bristol-Myers Squibb Co.	225,000	14,373,000

	Number of Shares	Value
Cardinal Health, Inc.	85,300	$6,990,335
Eli Lilly & Co.	89,400	6,437,694
Merck & Co., Inc.	113,278	5,993,539
Novartis AG ADR (Switzerland)	140,113	10,149,786
Novo Nordisk A/S Sponsored ADR (Denmark)	294,664	15,967,842
Shire PLC Sponsored ADR (Ireland)	19,100	3,283,290
Zoetis, Inc.	40,400	1,790,932

		89,906,338

		450,083,648

Energy — 0.8%
Oil & Gas Services — 0.8%
Schlumberger Ltd.	159,069	11,731,339

Financial — 6.5%
Banks — 0.4%
The Bank of New York Mellon Corp.	48,500	1,786,255
Northern Trust Corp.	12,800	834,176
State Street Corp.	63,600	3,721,872

		6,342,303

Diversified Financial — 4.4%
American Express Co.	66,315	4,071,741
Ameriprise Financial, Inc.	17,900	1,682,779
BlackRock, Inc.	3,600	1,226,052
Citigroup, Inc.	8,200	342,350
CME Group, Inc.	2,900	278,545
Greenhill & Co., Inc.	46,886	1,040,869
Intercontinental Exchange, Inc.	50,380	11,846,353
MasterCard, Inc. Class A	283,600	26,800,200
Morgan Stanley	373,400	9,338,734
Synchrony Financial (a)	2,900	83,114
TD Ameritrade Holding Corp.	295,900	9,329,727

		66,040,464

Insurance — 0.5%
Aon PLC	4,000	417,800
Chubb Ltd.	6,700	798,305
Marsh & McLennan Cos., Inc.	71,800	4,364,722
Willis Towers Watson PLC	8,800	1,044,208

		6,625,035

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	180,400	18,467,548

		97,475,350

Industrial — 7.7%
Aerospace & Defense — 1.0%
The Boeing Co.	101,700	12,909,798
Northrop Grumman Corp.	9,000	1,781,100
Rockwell Collins, Inc.	11,100	1,023,531

		15,714,429

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Airlines — 0.5%
United Continental Holdings, Inc. (a)	116,500	$6,973,690

Electronics — 0.1%
Agilent Technologies, Inc.	25,500	1,016,175

Machinery – Diversified — 0.6%
Roper Technologies, Inc.	32,000	5,848,640
Wabtec Corp.	37,400	2,965,446

		8,814,086

Manufacturing — 2.2%
Danaher Corp.	336,200	31,891,932
Textron, Inc.	26,500	966,190

		32,858,122

Transportation — 3.3%
Canadian Pacific Railway Ltd.	55,500	7,364,295
Expeditors International of Washington, Inc.	297,470	14,519,511
FedEx Corp.	42,100	6,850,512
J.B. Hunt Transport Services, Inc.	57,000	4,801,680
Kansas City Southern	30,800	2,631,860
Union Pacific Corp.	2,700	214,785
United Parcel Service, Inc. Class B	124,401	13,120,573

		49,503,216

		114,879,718

Technology — 12.3%
Computers — 1.0%
Apple, Inc.	117,900	12,849,921
Cognizant Technology Solutions Corp. Class A (a)	20,800	1,304,160
IHS, Inc. Class A (a)	6,100	757,376

		14,911,457

Semiconductors — 2.3%
Analog Devices, Inc.	33,207	1,965,522
ARM Holdings PLC Sponsored ADR (United Kingdom)	214,379	9,366,218
Broadcom Ltd.	20,200	3,120,900
NXP Semiconductor NV (a)	35,400	2,869,878
QUALCOMM, Inc.	322,147	16,474,598

		33,797,116

Software — 9.0%
Activision Blizzard, Inc.	21,500	727,560
Autodesk, Inc. (a)	203,577	11,870,575
Cerner Corp. (a)	173,508	9,188,984
Electronic Arts, Inc. (a)	65,300	4,316,983
Fidelity National Information Services, Inc.	9,600	607,776
First Data Corp. Class A (a)	19,100	247,154
Fiserv, Inc. (a)	107,100	10,986,318
Intuit, Inc.	4,000	416,040

	Number of Shares	Value
Microsoft Corp.	805,008	$44,460,592
Oracle Corp.	540,474	22,110,791
Red Hat, Inc. (a)	79,590	5,930,251
Salesforce.com, Inc. (a)	234,700	17,327,901
Servicenow, Inc. (a)	98,900	6,050,702
Workday, Inc. Class A (a)	15,300	1,175,652

		135,417,279

		184,125,852

TOTAL COMMON STOCK (Cost $1,236,737,587)		1,487,923,632

TOTAL EQUITIES (Cost $1,236,737,587)		1,487,923,632

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,042	1,042

TOTAL MUTUAL FUNDS (Cost $1,042)		1,042

TOTAL LONG-TERM INVESTMENTS (Cost $1,236,738,629)		1,487,924,674

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$9,189,885	9,189,885

Time Deposit — 0.3%
Euro Time Deposit 0.010% 4/01/16	4,744,816	4,744,816

TOTAL SHORT-TERM INVESTMENTS (Cost $13,934,701)		13,934,701

TOTAL INVESTMENTS — 100.2% (Cost $1,250,673,330) (c)		1,501,859,375

Other Assets/(Liabilities) — (0.2)%		(2,316,729)

NET ASSETS — 100.0%		$1,499,542,646

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,189,888. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $9,375,297.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 1.2%
Chemicals — 1.2%
Monsanto Co.	132,000	$11,581,680

Communications — 35.9%
Advertising — 1.3%
Nielsen Holdings PLC	231,905	12,212,117

Internet — 31.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	258,000	20,389,740
Alphabet, Inc. Class A (a)	54,785	41,795,477
Alphabet, Inc. Class C (a)	33,656	25,072,037
Amazon.com, Inc. (a)	34,800	20,658,672
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	99,000	18,897,120
eBay, Inc. (a)	593,913	14,170,764
Equinix, Inc.	44,853	14,833,336
Facebook, Inc. Class A (a)	512,414	58,466,437
Liberty Interactive Corp. QVC Group Class A (a)	809,991	20,452,273
LinkedIn Corp. Class A (a)	101,500	11,606,525
Netflix, Inc. (a)	120,000	12,267,600
The Priceline Group, Inc. (a)	14,300	18,432,128
TripAdvisor, Inc. (a)	193,486	12,866,819

		289,908,928

Media — 2.2%
Discovery Communications, Inc. Series A (a)	127,766	3,657,940
Discovery Communications, Inc. Series C (a)	230,526	6,224,202
Liberty Global PLC Series A (a)	83,654	3,220,679
Liberty Global PLC Series C (a)	206,519	7,756,854

		20,859,675

Telecommunications — 1.4%
Palo Alto Networks, Inc. (a)	80,000	13,051,200

		336,031,920

Consumer, Cyclical — 6.4%
Apparel — 1.2%
Under Armour, Inc. Class A (a)	128,500	10,900,655

Retail — 5.2%
Chipotle Mexican Grill, Inc. (a)	29,300	13,799,421
L Brands, Inc.	155,336	13,640,054
Walgreens Boots Alliance, Inc.	258,602	21,784,633

		49,224,108

		60,124,763

	Number of Shares	Value
Consumer, Non-cyclical — 28.4%
Biotechnology — 10.3%
Alexion Pharmaceuticals, Inc. (a)	96,500	$13,434,730
Biogen, Inc. (a)	103,339	26,901,209
Celgene Corp. (a)	234,382	23,459,294
Illumina, Inc. (a)	72,000	11,671,920
Incyte Corp. (a)	71,000	5,145,370
Regeneron Pharmaceuticals, Inc. (a)	43,200	15,571,008

		96,183,531

Commercial Services — 9.7%
PayPal Holdings, Inc. (a)	548,614	21,176,501
Visa, Inc. Class A	914,288	69,924,746

		91,101,247

Health Care – Products — 1.1%
Edwards Lifesciences Corp. (a)	120,000	10,585,200

Health Care – Services — 1.2%
DENTSPLY SIRONA, Inc.	182,143	11,225,473

Pharmaceuticals — 6.1%
Allergan PLC (a)	88,801	23,801,332
BioMarin Pharmaceutical, Inc. (a)	149,000	12,289,520
Novo Nordisk A/S Sponsored ADR (Denmark)	291,355	15,788,527
Valeant Pharmaceuticals International, Inc. (a) (b)	191,673	5,041,000

		56,920,379

		266,015,830

Energy — 1.0%
Oil & Gas Services — 1.0%
Schlumberger Ltd.	128,500	9,476,875

Financial — 7.9%
Diversified Financial — 5.6%
The Charles Schwab Corp.	407,000	11,404,140
Intercontinental Exchange, Inc.	63,796	15,000,991
LendingClub Corp. (a) (b)	698,000	5,793,400
MasterCard, Inc. Class A	215,188	20,335,266

		52,533,797

Real Estate Investment Trusts (REITS) — 2.3%
Crown Castle International Corp.	247,382	21,398,543

		73,932,340

Industrial — 0.8%
Electrical Components & Equipment — 0.8%
Mobileye NV (a) (b)	201,000	7,495,290

Technology — 16.9%
Semiconductors — 2.8%
QUALCOMM, Inc.	512,406	26,204,443

Software — 14.1%
Adobe Systems, Inc. (a)	206,000	19,322,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Athenahealth, Inc. (a) (b)	66,000	$9,159,480
Cerner Corp. (a)	163,000	8,632,480
Electronic Arts, Inc. (a)	290,308	19,192,262
Intuit, Inc.	98,398	10,234,376
Microsoft Corp.	410,902	22,694,117
Salesforce.com, Inc. (a)	453,000	33,444,990
Splunk, Inc. (a)	201,000	9,834,930

		132,515,435

TOTAL COMMON STOCK (Cost $773,869,441)		923,378,576

TOTAL EQUITIES (Cost $773,869,441)		923,378,576

MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
State Street Naviagtor Securities Lending Prime Portfolio (c)	18,972,439	18,972,439

TOTAL MUTUAL FUNDS (Cost $18,972,439)		18,972,439

TOTAL LONG-TERM INVESTMENTS (Cost $792,841,880)		942,351,015

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$13,575,725	13,575,725

TOTAL SHORT-TERM INVESTMENTS (Cost $13,575,725)		13,575,725

TOTAL INVESTMENTS — 102.0% (Cost $806,417,605) (e)		955,926,740

Other Assets/(Liabilities) — (2.0)%		(18,622,153)

NET ASSETS — 100.0%		$937,304,587

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $18,541,985 or 1.98% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,575,728. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 1.750%, maturity dates ranging from 9/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $13,849,013.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 3.2%
Chemicals — 1.5%
Albemarle Corp.	7,240	$462,853
Celanese Corp. Series A	15,350	1,005,425

		1,468,278

Forest Products & Paper — 0.4%
International Paper Co.	9,875	405,270

Iron & Steel — 1.3%
Nucor Corp.	27,909	1,320,096

		3,193,644

Communications — 3.6%
Media — 1.4%
CBS Corp. Class B	9,375	516,469
Markit, Ltd. (a)	5,821	205,772
TEGNA, Inc.	28,760	674,710

		1,396,951

Telecommunications — 2.2%
CenturyLink, Inc.	18,919	604,651
Level 3 Communications, Inc. (a)	31,195	1,648,656

		2,253,307

		3,650,258

Consumer, Cyclical — 8.1%
Airlines — 0.5%
Alaska Air Group, Inc.	5,895	483,508

Apparel — 0.3%
Ralph Lauren Corp.	3,001	288,876

Auto Manufacturers — 0.6%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	11,454	313,152
Oshkosh Corp.	7,803	318,909

		632,061

Automotive & Parts — 0.4%
Allison Transmission Holdings, Inc.	16,785	452,859

Home Builders — 0.7%
PulteGroup, Inc.	19,952	373,302
Thor Industries, Inc.	5,588	356,347

		729,649

Housewares — 0.9%
Newell Rubbermaid, Inc.	19,690	872,070

Leisure Time — 0.3%
Carnival Corp.	5,571	293,982

Lodging — 1.5%
MGM Resorts International (a)	54,645	1,171,589

	Number of Shares	Value
Wyndham Worldwide Corp.	4,390	$335,527

		1,507,116

Retail — 2.7%
Advance Auto Parts, Inc.	4,006	642,322
American Eagle Outfitters, Inc.	18,270	304,561
CST Brands, Inc.	15,967	611,376
PVH Corp.	10,075	998,030
Target Corp.	2,880	236,966

		2,793,255

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	5,545	186,423

		8,239,799

Consumer, Non-cyclical — 16.3%
Biotechnology — 0.7%
Charles River Laboratories International, Inc. (a)	9,155	695,231

Commercial Services — 1.8%
The ADT Corp.	8,722	359,870
AerCap Holdings NV (a)	15,605	604,850
CoreLogic, Inc. (a)	6,645	230,582
Global Payments, Inc.	9,265	605,004

		1,800,306

Foods — 6.1%
ConAgra Foods, Inc.	26,557	1,184,973
General Mills, Inc.	7,450	471,958
The J.M. Smucker Co.	7,083	919,657
Kellogg Co.	5,560	425,618
Mondelez International, Inc. Class A	17,661	708,559
Pinnacle Foods, Inc.	22,865	1,021,608
Sysco Corp.	32,269	1,507,930

		6,240,303

Health Care – Products — 4.0%
Baxter International, Inc.	17,202	706,658
Becton, Dickinson & Co.	2,163	328,387
Boston Scientific Corp. (a)	84,002	1,580,078
Globus Medical, Inc. Class A (a)	15,195	360,881
Zimmer Biomet Holdings, Inc.	10,169	1,084,320

		4,060,324

Health Care – Services — 3.3%
Amsurg Corp. (a)	11,270	840,742
Centene Corp. (a)	13,060	804,104
DENTSPLY SIRONA, Inc.	5,535	341,122
LifePoint Health, Inc. (a)	11,627	805,170
Quest Diagnostics, Inc.	8,475	605,539

		3,396,677

Pharmaceuticals — 0.4%
Abbott Laboratories	8,856	370,446

		16,563,287

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 9.7%
Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	5,905	$404,315

Oil & Gas — 8.6%
Anadarko Petroleum Corp.	9,728	453,033
Cimarex Energy Co.	4,677	454,932
Devon Energy Corp.	29,691	814,721
EQT Corp.	13,147	884,267
Helmerich & Payne, Inc.	7,790	457,429
Hess Corp.	15,720	827,658
Imperial Oil Ltd.	27,477	917,980
Nabors Industries Ltd.	40,460	372,232
Newfield Exploration Co. (a)	21,070	700,578
Noble Energy, Inc.	22,737	714,169
Occidental Petroleum Corp.	10,759	736,238
Pioneer Natural Resources Co.	1,158	162,977
Precision Drilling Corp.	131,080	550,536
Tesoro Corp.	5,470	470,475
WPX Energy, Inc. (a)	39,795	278,167

		8,795,392

Oil & Gas Services — 0.7%
Cameron International Corp. (a)	3,096	207,587
FMC Technologies, Inc. (a)	16,410	448,978
Frank’s International NV	1,453	23,945

		680,510

		9,880,217

Financial — 26.4%
Banks — 7.0%
Bank of Hawaii Corp.	5,940	405,583
BB&T Corp.	11,101	369,330
Comerica, Inc.	6,781	256,797
Commerce Bancshares, Inc.	12,775	574,236
KeyCorp	76,890	848,866
M&T Bank Corp.	4,833	536,463
Northern Trust Corp.	24,942	1,625,470
The PNC Financial Services Group, Inc.	5,893	498,371
State Street Corp.	7,166	419,354
SunTrust Banks, Inc.	7,624	275,074
UMB Financial Corp.	6,186	319,383
Webster Financial Corp.	9,855	353,795
Westamerica Bancorp.	12,387	603,371

		7,086,093

Diversified Financial — 4.5%
E*TRADE Financial Corp. (a)	65,000	1,591,850
Franklin Resources, Inc.	8,637	337,275
Invesco Ltd.	30,560	940,331
Lazard Ltd. Class A	7,715	299,342
Synchrony Financial (a)	35,945	1,030,184
T. Rowe Price Group, Inc.	4,687	344,307

		4,543,289

	Number of Shares	Value
Diversified Financial Services — 1.0%
Voya Financial, Inc.	32,915	$979,880

Insurance — 4.8%
Aflac, Inc.	4,296	271,249
The Allstate Corp.	13,577	914,682
Brown & Brown, Inc.	12,571	450,042
Chubb Ltd.	6,213	740,279
Endurance Specialty Holdings Ltd.	8,990	587,407
MetLife, Inc.	6,663	292,772
ProAssurance Corp.	5,244	265,346
Reinsurance Group of America, Inc.	6,434	619,272
Torchmark Corp.	3,772	204,292
The Travelers Cos., Inc.	894	104,339
Unum Group	14,756	456,256

		4,905,936

Real Estate — 1.1%
CBRE Group, Inc. (a)	38,570	1,111,587

Real Estate Investment Trusts (REITS) — 7.2%
Alexandria Real Estate Equities, Inc.	13,885	1,262,008
Boston Properties, Inc.	1,485	188,714
Corrections Corporation of America	17,421	558,343
DuPont Fabros Technology, Inc.	12,230	495,682
Empire State Realty Trust, Inc. Class A	16,108	282,373
EPR Properties	5,905	393,391
Host Hotels & Resorts, Inc.	21,625	361,137
Liberty Property Trust	18,620	623,025
Piedmont Office Realty Trust, Inc. Class A	28,611	581,089
SL Green Realty Corp.	10,950	1,060,836
Sunstone Hotel Investors, Inc.	44,350	620,900
Weyerhaeuser Co.	30,121	933,149

		7,360,647

Savings & Loans — 0.8%
Capitol Federal Financial, Inc.	37,685	499,703
Sterling Bancorp	19,985	318,361

		818,064

		26,805,496

Industrial — 12.4%
Building Materials — 0.2%
Owens Corning, Inc.	4,020	190,066

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	7,376	401,107
Hubbell, Inc.	4,323	457,935

		859,042

Electronics — 2.7%
Keysight Technologies, Inc. (a)	20,753	575,688
Koninklijke Philips Electronics NV	20,672	586,920
TE Connectivity Ltd.	8,702	538,828

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International PLC	29,172	$1,070,904

		2,772,340

Engineering & Construction — 0.9%
KBR, Inc.	58,345	903,180

Environmental Controls — 1.6%
Clean Harbors, Inc. (a)	9,214	454,619
Republic Services, Inc.	24,103	1,148,508

		1,603,127

Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	6,125	644,411

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	2,904	330,330

Manufacturing — 2.1%
Eaton Corp. PLC	6,187	387,059
ITT Corp.	24,995	922,066
Parker Hannifin Corp.	2,638	293,029
Textron, Inc.	12,949	472,120

		2,074,274

Packaging & Containers — 2.0%
Bemis Co., Inc.	4,044	209,398
Berry Plastics Group, Inc. (a)	26,045	941,527
Sonoco Products Co.	10,425	506,342
WestRock Co.	10,122	395,062

		2,052,329

Transportation — 1.1%
CSX Corp.	21,719	559,264
Heartland Express, Inc.	32,306	599,276

		1,158,540

		12,587,639

Technology — 7.5%
Computers — 0.8%
SanDisk Corp.	3,935	299,375
VeriFone Systems, Inc. (a)	10,180	287,483
Western Digital Corp.	4,025	190,141

		776,999

Semiconductors — 6.0%
Applied Materials, Inc.	83,598	1,770,606
Integrated Device Technology, Inc. (a)	12,130	247,937
Lam Research Corp.	12,013	992,274
Maxim Integrated Products, Inc.	18,430	677,855
Mellanox Technologies Ltd. (a)	6,740	366,184
Microchip Technology, Inc.	2,734	131,779
Microsemi Corp. (a)	11,310	433,286
Skyworks Solutions, Inc.	7,225	562,828
Teradyne, Inc.	25,899	559,159
Xilinx, Inc.	8,155	386,792

		6,128,700

	Number of Shares	Value
Software — 0.7%
Activision Blizzard, Inc.	7,630	$258,199
Nuance Communications, Inc. (a)	26,130	488,370

		746,569

		7,652,268

Utilities — 10.4%
Electric — 8.7%
Ameren Corp.	14,024	702,602
Black Hills Corp.	8,660	520,726
Consolidated Edison, Inc.	3,850	294,987
DTE Energy Co.	4,630	419,756
Edison International	13,239	951,752
Exelon Corp.	31,525	1,130,486
Great Plains Energy, Inc.	13,038	420,475
NorthWestern Corp.	4,962	306,404
PG&E Corp.	33,618	2,007,667
Public Service Enterprise Group, Inc.	8,295	391,026
Westar Energy, Inc.	17,911	888,565
Xcel Energy, Inc.	18,022	753,680

		8,788,126

Gas — 1.7%
Atmos Energy Corp.	6,446	478,680
Energen Corp.	19,280	705,455
The Laclede Group, Inc.	8,483	574,724

		1,758,859

		10,546,985

TOTAL COMMON STOCK (Cost $97,251,187)		99,119,593

TOTAL EQUITIES (Cost $97,251,187)		99,119,593

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
iShares Russell Mid-Cap Value ETF	19,516	1,384,270

TOTAL MUTUAL FUNDS (Cost $1,270,595)		1,384,270

TOTAL LONG-TERM INVESTMENTS (Cost $98,521,782)		100,503,863

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$370,599	$370,599

TOTAL SHORT-TERM INVESTMENTS (Cost $370,599)		370,599

TOTAL INVESTMENTS — 99.3% (Cost $98,892,381) (c)		100,874,462

Other Assets/(Liabilities) — 0.7%		718,033

NET ASSETS — 100.0%		$101,592,495

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $370,599. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $379,192.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 3.1%
Chemicals — 2.1%
PolyOne Corp.	79,419	$2,402,425
Sensient Technologies Corp.	21,950	1,392,947

		3,795,372

Forest Products & Paper — 0.6%
Deltic Timber Corp.	19,670	1,183,150

Mining — 0.4%
Luxfer Holdings PLC ADR (United Kingdom)	76,962	816,567

		5,795,089

Consumer, Cyclical — 14.8%
Apparel — 0.6%
Ascena Retail Group, Inc. (a)	101,020	1,117,281

Auto Manufacturers — 1.0%
Oshkosh Corp.	44,353	1,812,707

Automotive & Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	104,679	1,611,010

Distribution & Wholesale — 1.8%
Essendant, Inc.	53,770	1,716,876
ScanSource, Inc. (a)	40,140	1,620,853

		3,337,729

Entertainment — 0.1%
International Speedway Corp. Class A	5,700	210,387

Home Furnishing — 3.3%
Tempur Sealy International, Inc. (a)	48,654	2,957,677
Whirlpool Corp.	16,853	3,039,270

		5,996,947

Office Furnishings — 0.4%
Steelcase, Inc. Class A	53,710	801,353

Retail — 4.5%
The Cato Corp. Class A	34,800	1,341,540
CST Brands, Inc.	37,530	1,437,024
DSW, Inc. Class A	34,040	940,866
Fred’s, Inc. Class A	75,940	1,132,266
Stage Stores, Inc.	84,040	677,362
Tailored Brands, Inc.	45,906	821,717
Vitamin Shoppe, Inc. (a)	64,702	2,003,174

		8,353,949

Storage & Warehousing — 1.1%
Mobile Mini, Inc.	62,671	2,069,396

	Number of Shares	Value
Textiles — 1.1%
G&K Services, Inc. Class A	26,460	$1,938,195

		27,248,954

Consumer, Non-cyclical — 11.2%
Beverages — 0.7%
C&C Group PLC	285,993	1,290,254

Biotechnology — 0.9%
Charles River Laboratories International, Inc. (a)	21,100	1,602,334

Commercial Services — 2.0%
Forrester Research, Inc.	32,310	1,085,939
FTI Consulting, Inc. (a)	50,430	1,790,769
Huron Consulting Group, Inc. (a)	15,620	908,928

		3,785,636

Foods — 1.5%
Cranswick PLC	44,062	1,349,716
Post Holdings, Inc. (a)	19,930	1,370,586

		2,720,302

Health Care – Products — 1.8%
Haemonetics Corp. (a)	38,640	1,351,627
ICU Medical, Inc. (a)	6,930	721,413
STERIS PLC	18,820	1,337,161

		3,410,201

Health Care – Services — 1.6%
Amsurg Corp. (a)	9,850	734,810
HealthSouth Corp.	56,688	2,133,170

		2,867,980

Household Products — 2.4%
Acco Brands Corp. (a)	137,420	1,234,032
Helen of Troy Ltd. (a)	11,800	1,223,542
The Scotts Miracle-Gro Co. Class A	27,117	1,973,304

		4,430,878

Pharmaceuticals — 0.3%
Phibro Animal Health Corp. Class A	21,250	574,600

		20,682,185

Diversified — 2.1%
Holding Company – Diversified — 2.1%
Primoris Services Corp.	160,730	3,905,739

Energy — 5.2%
Oil & Gas — 3.5%
Diamondback Energy, Inc. (a)	16,650	1,285,047
Memorial Resource Development Corp. (a)	160,700	1,635,926
RSP Permian, Inc. (a)	124,088	3,603,516

		6,524,489

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.7%
Flotek Industries, Inc. (a)	82,700	$606,191
SEACOR Holdings, Inc. (a)	22,290	1,213,690
Thermon Group Holdings, Inc. (a)	73,350	1,288,026

		3,107,907

		9,632,396

Financial — 16.3%
Banks — 8.5%
First Midwest Bancorp, Inc.	73,710	1,328,254
Great Western Bancorp, Inc.	47,050	1,283,054
Hancock Holding Co.	47,140	1,082,334
Hanmi Financial Corp.	18,952	417,323
International Bancshares Corp.	52,900	1,304,514
MB Financial, Inc.	48,030	1,558,573
Northwest Bancshares, Inc.	106,110	1,433,546
Prosperity Bancshares, Inc.	45,958	2,131,992
Texas Capital Bancshares, Inc. (a)	54,536	2,093,092
UMB Financial Corp.	28,800	1,486,944
Webster Financial Corp.	44,020	1,580,318

		15,699,944

Insurance — 3.9%
Alleghany Corp. (a)	3,618	1,795,252
Assured Guaranty Ltd.	28,250	714,725
Primerica, Inc.	30,000	1,335,900
Reinsurance Group of America, Inc.	18,500	1,780,625
White Mountains Insurance Group Ltd.	1,990	1,597,174

		7,223,676

Real Estate Investment Trusts (REITS) — 3.3%
Corporate Office Properties Trust	40,360	1,059,046
DiamondRock Hospitality Co.	90,764	918,532
Education Realty Trust, Inc.	24,523	1,020,157
Kite Realty Group Trust	30,365	841,414
Mid-America Apartment Communities, Inc.	12,970	1,325,664
Summit Hotel Properties, Inc.	80,550	964,183

		6,128,996

Savings & Loans — 0.6%
First Niagara Financial Group, Inc.	106,660	1,032,469

		30,085,085

Industrial — 30.6%
Aerospace & Defense — 0.8%
Cubic Corp.	36,350	1,452,546

Building Materials — 5.9%
Comfort Systems USA, Inc.	80,513	2,557,898
Gibraltar Industries, Inc. (a)	64,328	1,839,781
Simpson Manufacturing Co., Inc.	72,009	2,748,583
Trex Co., Inc. (a)	50,321	2,411,886
Tyman PLC	305,466	1,298,936

		10,857,084

	Number of Shares	Value
Electrical Components & Equipment — 2.2%
Belden, Inc.	37,710	$2,314,640
Encore Wire Corp.	44,000	1,712,920

		4,027,560

Electronics — 7.7%
Coherent, Inc. (a)	13,870	1,274,653
CTS Corp.	48,040	756,150
Faro Technologies, Inc. (a)	52,293	1,684,357
II-VI, Inc. (a)	145,328	3,155,071
Keysight Technologies, Inc. (a)	43,000	1,192,820
Park Electrochemical Corp.	42,770	684,748
Plexus Corp. (a)	61,982	2,449,529
Vishay Intertechnology, Inc.	242,697	2,963,330

		14,160,658

Engineering & Construction — 1.6%
Mistras Group, Inc. (a)	57,140	1,415,358
Tutor Perini Corp. (a)	99,800	1,550,892

		2,966,250

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	20,160	994,694

Machinery – Construction & Mining — 2.1%
Babcock & Wilcox Enterprises, Inc. (a)	54,770	1,172,078
Terex Corp.	106,822	2,657,731

		3,829,809

Machinery – Diversified — 0.9%
Albany International Corp. Class A	41,710	1,567,879

Manufacturing — 4.5%
AptarGroup, Inc.	5,240	410,868
Barnes Group, Inc.	74,090	2,595,373
Carlisle Cos., Inc.	12,570	1,250,715
ESCO Technologies, Inc.	26,610	1,037,258
Matthews International Corp. Class A	27,360	1,408,219
Trimas Corp. (a)	88,370	1,548,242

		8,250,675

Metal Fabricate & Hardware — 1.5%
Circor International, Inc.	21,950	1,018,261
Mueller Industries, Inc.	61,170	1,799,621

		2,817,882

Packaging & Containers — 0.7%
Greif, Inc. Class A	38,770	1,269,718

Transportation — 1.5%
Dorian LPG Ltd. (a)	64,910	610,154
Era Group, Inc. (a)	39,100	366,758
Forward Air Corp.	16,960	768,627
Scorpio Tankers, Inc.	177,740	1,036,224

		2,781,763

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.7%
GATX Corp.	27,410	$1,301,975

		56,278,493

Technology — 9.8%
Computers — 2.3%
Diebold, Inc.	43,190	1,248,623
Mentor Graphics Corp.	68,680	1,396,264
Mercury Computer Systems, Inc. (a)	77,987	1,583,136

		4,228,023

Semiconductors — 6.6%
Brooks Automation, Inc.	190,961	1,985,994
Diodes, Inc. (a)	112,508	2,261,411
Fairchild Semiconductor International, Inc. (a)	183,936	3,678,720
Maxim Integrated Products, Inc.	38,080	1,400,582
Photronics, Inc. (a)	189,028	1,967,782
Xcerra Corp. (a)	131,730	858,880

		12,153,369

Software — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	121,210	1,601,184

		17,982,576

Utilities — 3.4%
Electric — 0.4%
Westar Energy, Inc.	13,690	679,161

Gas — 3.0%
Atmos Energy Corp.	9,980	741,115
The Laclede Group, Inc.	16,720	1,132,780
New Jersey Resources Corp.	16,660	606,924
UGI Corp.	44,455	1,791,092
WGL Holdings, Inc.	16,910	1,223,776

		5,495,687

		6,174,848

TOTAL COMMON STOCK (Cost $151,219,443)		177,785,365

TOTAL EQUITIES (Cost $151,219,443)		177,785,365

TOTAL LONG-TERM INVESTMENTS (Cost $151,219,443)		177,785,365

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2016, 0.010%, due 4/01/16 (b)	$7,200,511	$7,200,511

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	44,838	44,838

TOTAL SHORT-TERM INVESTMENTS (Cost $7,245,349)		7,245,349

TOTAL INVESTMENTS — 100.4% (Cost $158,464,792) (c)		185,030,714

Other Assets/(Liabilities) — (0.4)%		(817,616)

NET ASSETS — 100.0%		$184,213,098

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,200,513. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $7,348,765.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.3%
Chemicals — 1.2%
American Vanguard Corp.	24,600	$388,188
Innospec, Inc.	16,440	712,838
KMG Chemicals, Inc.	13,100	302,217
Minerals Technologies, Inc.	14,400	818,640
Olin Corp.	64,415	1,118,889

		3,340,772

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	13,300	645,183
Mercer International, Inc.	44,600	421,470
Xerium Technologies, Inc. (a)	23,400	122,148

		1,188,801

Iron & Steel — 0.4%
Carpenter Technology Corp. (b)	16,300	557,949
Olympic Steel, Inc.	5,500	95,205
Reliance Steel & Aluminum Co.	6,000	415,140
Schnitzer Steel Industries, Inc. Class A	10,000	184,400

		1,252,694

Mining — 0.3%
Gold Resource Corp. (b)	79,000	184,070
Kaiser Aluminum Corp.	2,500	211,350
Stillwater Mining Co. (a) (b)	43,900	467,535

		862,955

		6,645,222

Communications — 5.6%
Internet — 1.3%
DHI Group, Inc. (a)	75,100	606,057
ePlus, Inc. (a)	11,875	956,056
MeetMe, Inc. (a)	23,000	65,320
New Media Investment Group, Inc.	32,800	545,792
PC-Tel, Inc.	8,200	39,196
Q2 Holdings, Inc. (a)	31,815	764,833
Safeguard Scientifics, Inc. (a)	22,400	296,800
Sohu.com, Inc. (a) (b)	3,900	193,206
TechTarget, Inc. (a)	5,400	40,068
United Online, Inc. (a)	24,300	280,422

		3,787,750

Media — 2.1%
Cable One, Inc.	800	349,704
Demand Media, Inc. (a) (b)	29,800	149,000
Houghton Mifflin Harcourt Co. (a)	84,695	1,688,818
Scholastic Corp.	9,200	343,804
Sinclair Broadcast Group, Inc. Class A	51,060	1,570,095

	Number of Shares	Value
Starz Class A (a)	40,525	$1,067,023
Tribune Media Co. Class A	22,125	848,494

		6,016,938

Telecommunications — 2.2%
Black Box Corp.	8,100	109,107
Ciena Corp. (a)	52,030	989,611
EarthLink Holdings Corp.	158,300	897,561
Extreme Networks, Inc. (a)	74,100	230,451
General Communication, Inc. Class A (a)	9,900	181,368
Harmonic, Inc. (a)	37,400	122,298
Inteliquent, Inc.	4,600	73,830
Ixia (a)	51,700	644,182
NETGEAR, Inc. (a)	16,100	649,957
NeuStar, Inc. Class A (a) (b)	43,700	1,075,020
Polycom, Inc. (a)	80,100	893,115
Spok Holdings, Inc.	20,100	351,951

		6,218,451

		16,023,139

Consumer, Cyclical — 8.7%
Airlines — 0.0%
Hawaiian Holdings, Inc. (a)	2,200	103,818

Apparel — 0.3%
Crocs, Inc. (a)	20,900	201,058
Delta Apparel, Inc. (a)	2,800	53,592
Perry Ellis International, Inc. (a)	9,800	180,418
Steven Madden Ltd. (a)	14,700	544,488

		979,556

Automotive & Parts — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	35,400	544,806
China Automotive Systems, Inc. (a)	18,700	86,768
Commercial Vehicle Group, Inc. (a)	12,800	33,920
Cooper Tire & Rubber Co.	14,900	551,598
Dorman Products, Inc. (a)	13,300	723,786
Meritor, Inc. (a)	49,800	401,388
Tenneco, Inc. (a)	23,840	1,227,998
Tower International, Inc.	27,300	742,560
Visteon Corp.	7,500	596,925

		4,909,749

Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (a)	18,800	770,988
MRC Global, Inc. (a)	26,100	342,954
Owens & Minor, Inc.	38,415	1,552,735
Pool Corp.	11,100	973,914
Tech Data Corp. (a)	4,300	330,111
WESCO International, Inc. (a) (b)	12,975	709,343

		4,680,045

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.3%
Isle of Capri Casinos, Inc. (a)	61,800	$865,200

Home Builders — 0.5%
Cavco Industries, Inc. (a)	6,800	635,528
WCI Communities, Inc. (a)	45,800	850,964

		1,486,492

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc.	19,300	614,126
Tempur Sealy International, Inc. (a)	13,095	796,045

		1,410,171

Leisure Time — 0.3%
Diamond Resorts International, Inc. (a) (b)	22,355	543,226
Interval Leisure Group, Inc. (b)	16,200	233,928

		777,154

Lodging — 0.2%
Boyd Gaming Corp. (a)	27,000	557,820
Caesars Entertainment Corp. (a) (b)	6,200	42,160

		599,980

Retail — 2.3%
Abercrombie & Fitch Co. Class A	3,200	100,928
Big Lots, Inc.	32,220	1,459,244
DineEquity, Inc.	7,400	691,382
Express, Inc. (a)	23,600	505,276
Fred’s, Inc. Class A	26,000	387,660
MSC Industrial Direct Co., Inc. Class A	12,080	921,825
Party City Holdco, Inc. (a)	17,700	266,208
Pier 1 Imports, Inc. (b)	42,900	300,729
PriceSmart, Inc.	8,300	702,014
Red Robin Gourmet Burgers, Inc. (a)	4,500	290,115
Sears Hometown & Outlet Stores, Inc. (a)	11,600	74,472
Sportsman’s Warehouse Holdings, Inc. (a) (b)	32,500	409,500
Titan Machinery, Inc. (a) (b)	34,200	395,352
Trans World Entertainment Corp. (a)	11,200	40,768

		6,545,473

Textiles — 1.0%
Culp, Inc.	18,500	485,070
G&K Services, Inc. Class A	9,900	725,175
UniFirst Corp.	13,925	1,519,496

		2,729,741

		25,087,379

Consumer, Non-cyclical — 14.2%
Agriculture — 0.7%
MGP Ingredients, Inc.	5,600	135,744
Universal Corp.	10,900	619,229

	Number of Shares	Value
Vector Group Ltd.	52,461	$1,198,209

		1,953,182

Beverages — 0.2%
Farmer Bros Co. (a)	20,800	579,696

Biotechnology — 1.0%
Applied Genetic Technologies Corp. (a)	26,400	369,072
Cambrex Corp. (a)	5,900	259,600
Integra LifeSciences Holdings (a)	12,035	810,678
PDL BioPharma, Inc.	157,900	525,807
Pfenex, Inc. (a)	12,900	126,807
Repligen Corp. (a)	25,700	689,274

		2,781,238

Commercial Services — 4.2%
Aaron’s, Inc.	34,200	858,420
American Public Education, Inc. (a)	16,300	336,269
Cambium Learning Group, Inc. (a)	56,700	242,109
Capella Education Co.	8,100	426,384
Convergys Corp.	7,800	216,606
DeVry Education Group, Inc.	5,900	101,893
Donnelley (R.R.) & Sons Co.	99,830	1,637,212
Electro Rent Corp.	38,800	359,288
EVERTEC, Inc.	51,420	718,852
FTI Consulting, Inc. (a)	42,255	1,500,475
Green Dot Corp. Class A (a)	21,900	503,043
The Hackett Group, Inc.	43,600	659,232
Heidrick & Struggles International, Inc.	8,200	194,340
Hillenbrand, Inc.	11,850	354,907
INC Research Holdings, Inc. Class A (a)	9,800	403,858
Information Services Group, Inc. (a)	57,200	224,796
Insperity, Inc.	9,800	506,954
K12, Inc. (a)	58,700	580,543
McGrath RentCorp	29,300	734,844
Monster Worldwide, Inc. (a)	55,700	181,582
Navigant Consulting, Inc. (a)	35,100	554,931
RPX Corp. (a)	68,800	774,688

		12,071,226

Foods — 1.9%
Cal-Maine Foods, Inc. (b)	10,300	534,673
Dean Foods Co. (b)	66,800	1,156,976
John B Sanfilippo & Son, Inc.	3,200	221,088
Pinnacle Foods, Inc.	10,600	473,608
Post Holdings, Inc. (a)	6,400	440,128
Snyders-Lance, Inc.	18,370	578,288
SpartanNash Co.	20,900	633,479
SUPERVALU, Inc. (a)	24,300	139,968
TreeHouse Foods, Inc. (a)	14,540	1,261,345

		5,439,553

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 1.7%
Atrion Corp.	2,250	$889,560
Haemonetics Corp. (a)	15,800	552,684
Halyard Health, Inc. (a)	21,200	609,076
LeMaitre Vascular, Inc.	5,200	80,704
Merit Medical Systems, Inc. (a)	15,800	292,142
Quidel Corp. (a)	26,500	457,390
West Pharmaceutical Services, Inc.	21,300	1,476,516
Wright Medical Group NV (a)	36,783	610,598

		4,968,670

Health Care – Services — 1.9%
Almost Family, Inc. (a)	1,100	40,964
Amsurg Corp. (a)	13,100	977,260
Capital Senior Living Corp. (a)	26,545	491,613
The Ensign Group, Inc.	8,400	190,176
LHC Group, Inc. (a)	12,800	455,168
National Healthcare Corp.	10,300	641,690
RadNet, Inc. (a)	32,200	155,526
Select Medical Holdings Corp.	31,200	368,472
Triple-S Management Corp. Class B (a)	23,239	577,722
WellCare Health Plans, Inc. (a)	16,830	1,560,982

		5,459,573

Household Products — 1.5%
Acco Brands Corp. (a)	159,200	1,429,616
Central Garden & Pet Co. Class A (a)	16,800	273,672
CSS Industries, Inc.	22,000	614,460
Ennis, Inc.	39,900	780,045
Helen of Troy Ltd. (a)	3,100	321,439
Prestige Brands Holdings, Inc. (a)	800	42,712
Spectrum Brands Holdings, Inc.	8,040	878,611

		4,340,555

Pharmaceuticals — 1.1%
Biospecifics Technologies Corp. (a)	3,800	132,316
Cumberland Pharmaceuticals, Inc. (a)	29,300	131,557
Eagle Pharmaceuticals, Inc. (a) (b)	800	32,400
Emergent BioSolutions, Inc. (a)	18,785	682,835
FibroGen, Inc. (a)	2,100	44,709
The Medicines Co. (a)	22,920	728,168
Omega Protein Corp. (a)	32,500	550,550
PRA Health Sciences, Inc. (a)	900	38,484
Progenics Pharmaceuticals, Inc. (a)	5,200	22,672
SciClone Pharmaceuticals, Inc. (a)	34,300	377,300
Sucampo Pharmaceuticals, Inc. Class A (a)	35,300	385,829
Xencor, Inc. (a)	3,000	40,260

		3,167,080

		40,760,773

	Number of Shares	Value
Diversified — 0.3%
Holding Company – Diversified — 0.3%
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,500	$121,880
National Bank Holdings Corp. Class A	29,900	609,661

		731,541

Energy — 3.5%
Coal — 0.1%
Cloud Peak Energy, Inc. (a) (b)	95,400	186,030

Energy – Alternate Sources — 0.3%
REX American Resources Corp. (a) (b)	12,800	710,016
TerraForm Power, Inc. Class A (b)	8,300	71,795

		781,811

Oil & Gas — 2.6%
Adams Resources & Energy, Inc.	1,200	47,976
Alon USA Energy, Inc. (b)	16,000	165,120
Cobalt International Energy, Inc. (a)	132,715	394,164
EP Energy Corp. Class A (a) (b)	50,400	227,808
Evolution Petroleum Corp.	18,300	88,938
Matador Resources Co. (a)	36,400	690,144
Newfield Exploration Co. (a)	38,175	1,269,319
Noble Corp. PLC (b)	61,700	638,595
Panhandle Oil and Gas, Inc. Class A	4,300	74,433
Parsley Energy, Inc. Class A (a)	11,900	268,940
PBF Energy, Inc. Class A	41,140	1,365,848
PDC Energy, Inc. (a)	16,200	963,090
QEP Resources, Inc.	25,400	358,394
WPX Energy, Inc. (a)	134,870	942,741

		7,495,510

Oil & Gas Services — 0.5%
Gulf Island Fabrication, Inc.	15,400	120,890
Pioneer Energy Services Corp. (a)	93,000	204,600
RPC, Inc. (b)	35,200	499,136
Steel Excel, Inc. (a)	2,700	26,217
Tesco Corp.	31,300	269,493
TETRA Technologies, Inc. (a)	61,700	391,795

		1,512,131

		9,975,482

Financial — 38.6%
Banks — 12.5%
Access National Corp.	16,300	323,229
BancFirst Corp.	700	39,921
Banco Latinoamericano de Comercio Exterior SA	32,500	787,150
BBCN Bancorp, Inc.	35,200	534,688
C&F Financial Corp.	4,300	164,260
Cardinal Financial Corp.	24,100	490,435
Central Pacific Financial Corp.	22,300	485,471
Century Bancorp, Inc. Class A	3,800	147,858

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chemical Financial Corp.	19,375	$691,494
Citizens & Northern Corp.	5,000	99,400
CoBiz Financial, Inc.	23,900	282,498
Columbia Banking System, Inc.	29,300	876,656
Cullen/Frost Bankers, Inc. (b)	800	44,088
CVB Financial Corp.	10,800	188,460
East West Bancorp, Inc.	36,110	1,172,853
F.N.B. Corp.	173,550	2,257,885
Financial Institutions, Inc.	2,500	72,675
First BanCorp (a)	13,800	40,296
First Busey Corp.	14,400	294,912
First Business Financial Services, Inc.	1,500	34,395
First Interstate BancSystem, Inc. Class A	30,200	849,526
First Merchants Corp.	20,000	471,400
First NBC Bank Holding Co. (a)	2,400	49,416
The First of Long Island Corp.	2,100	59,850
Franklin Financial Network, Inc. (a)	3,900	105,300
Glacier Bancorp, Inc.	32,900	836,318
Great Western Bancorp, Inc.	67,860	1,850,542
Home Bancshares, Inc.	44,950	1,840,703
Horizon Bancorp	6,800	168,096
Lakeland Financial Corp.	17,700	810,306
MainSource Financial Group, Inc.	9,800	206,682
MB Financial, Inc.	59,550	1,932,398
Merchants Bancshares, Inc.	1,300	38,662
Northrim BanCorp, Inc.	2,800	66,948
OFG Bancorp (b)	5,300	37,047
Orrstown Financial Services, Inc.	12,400	214,768
Pinnacle Financial Partners, Inc.	4,300	210,958
Popular, Inc.	94,480	2,703,073
Preferred Bank	2,500	75,625
Prosperity Bancshares, Inc.	16,900	783,991
Republic Bancorp, Inc. Class A	4,300	111,069
S&T Bancorp, Inc.	2,600	66,976
Sandy Spring Bancorp, Inc.	20,300	564,949
Southwest Bancorp, Inc.	24,600	370,230
Stock Yards Bancorp, Inc.	2,500	96,325
Suffolk Bancorp	15,000	378,600
SVB Financial Group (a)	9,150	933,758
Synovus Financial Corp.	96,790	2,798,199
Talmer Bancorp, Inc. Class A	79,535	1,438,788
Towne Bank (b)	23,700	454,803
Umpqua Holdings Corp.	130,775	2,074,091
United Community Banks, Inc.	19,500	360,165
Valley National Bancorp	6,200	59,148
Walker & Dunlop, Inc. (a)	44,800	1,087,296
Washington Trust Bancorp, Inc.	4,900	182,868
Webster Financial Corp.	8,500	305,150
West Bancorporation, Inc.	23,000	419,290
Western Alliance Bancorp (a)	41,180	1,374,588
Wintrust Financial Corp.	11,700	518,778

		35,935,304

	Number of Shares	Value
Diversified Financial — 1.0%
Altisource Portfolio Solutions SA (a) (b)	3,700	$89,355
BGC Partners, Inc. Class A	107,745	975,092
Houlihan Lokey, Inc.	6,900	171,810
INTL. FCStone, Inc. (a)	11,400	304,722
Janus Capital Group, Inc.	27,400	400,862
Nelnet, Inc. Class A	2,700	106,299
Ocwen Financial Corp. (a) (b)	12,700	31,369
Outerwall, Inc. (b)	9,900	366,201
PennyMac Financial Services, Inc. Class A (a)	21,200	249,312
Regional Management Corp. (a)	12,300	210,453

		2,905,475

Insurance — 7.4%
Ambac Financial Group, Inc. (a)	71,200	1,124,960
AmTrust Financial Services, Inc.	20,800	538,304
Argo Group International Holdings Ltd.	29,101	1,670,106
Aspen Insurance Holdings Ltd.	39,425	1,880,573
Assured Guaranty Ltd.	43,900	1,110,670
CNO Financial Group, Inc.	87,155	1,561,818
Employers Holdings, Inc.	19,730	555,202
First American Financial Corp.	52,290	1,992,772
The Hanover Insurance Group, Inc.	15,670	1,413,747
Heritage Insurance Holdings, Inc.	44,200	705,874
Maiden Holdings Ltd.	107,360	1,389,238
MBIA, Inc. (a)	15,300	135,405
MGIC Investment Corp. (a)	68,100	522,327
National Interstate Corp.	16,700	499,664
ProAssurance Corp.	32,800	1,659,680
Radian Group, Inc.	199,375	2,472,250
RenaissanceRe Holdings Ltd.	2,200	263,626
Safety Insurance Group, Inc.	5,100	291,006
Security National Financial Corp. Class A (a) (b)	9,450	48,101
State Auto Financial Corp. Class A	18,600	410,316
Validus Holdings Ltd.	22,330	1,053,753

		21,299,392

Real Estate — 0.8%
Forestar Real Esate Group, Inc. (a) (b)	20,500	267,320
Hilltop Holdings, Inc. (a)	83,550	1,577,424
RE/MAX Holdings, Inc. Class A	5,000	171,500
The St. Joe Co. (a) (b)	5,900	101,185

		2,117,429

Real Estate Investment Trusts (REITS) — 13.3%
Acadia Realty Trust	24,900	874,737
American Assets Trust, Inc.	19,800	790,416

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Campus Communities, Inc.	14,800	$696,932
Anworth Mortgage Asset Corp.	170,300	793,598
Arbor Realty Trust, Inc.	22,000	148,940
ARMOUR Residential REIT, Inc. (b)	56,500	1,216,445
Catchmark Timber Trust, Inc. Class A	26,130	282,988
Cedar Realty Trust, Inc.	186,400	1,347,672
Colony Capital, Inc. Class A	28,445	477,023
Coresite Realty Corp.	16,600	1,162,166
Corporate Office Properties Trust	15,200	398,848
CubeSmart	20,100	669,330
CYS Investments, Inc.	21,100	171,754
Douglas Emmett, Inc.	15,600	469,716
DuPont Fabros Technology, Inc.	41,400	1,677,942
Eastgroup Properties	10,400	627,848
EPR Properties	42,680	2,843,341
Equity Lifestyle Properties, Inc.	13,700	996,401
First Industrial Realty Trust, Inc.	63,540	1,444,900
First Potomac Realty Trust	140,030	1,268,672
Getty Realty Corp.	6,300	124,929
Hatteras Financial Corp.	17,400	248,820
Healthcare Realty Trust, Inc.	70,220	2,169,096
Highwoods Properties, Inc.	40,595	1,940,847
Invesco Mortgage Capital, Inc.	74,400	906,192
Kilroy Realty Corp.	9,600	593,952
Kite Realty Group Trust	47,250	1,309,297
LaSalle Hotel Properties	53,140	1,344,973
Lexington Realty Trust	92,720	797,392
LTC Properties, Inc.	1,500	67,860
Mack-Cali Realty Corp.	44,700	1,050,450
National Health Investors, Inc.	7,500	498,900
New Residential Investment Corp.	60,735	706,348
Piedmont Office Realty Trust, Inc. Class A	3,000	60,930
Post Properties, Inc.	4,600	274,804
Potlatch Corp.	15,900	500,850
PS Business Parks, Inc.	9,600	964,896
RLJ Lodging Trust	22,600	517,088
Rouse Properties, Inc.	20,100	369,438
Saul Centers, Inc.	12,300	652,146
Silver Bay Realty Trust Corp.	22,500	334,125
Sovran Self Storage, Inc.	5,700	672,315
STAG Industrial, Inc.	29,255	595,632
Summit Hotel Properties, Inc.	33,600	402,192
Sun Communities, Inc.	21,725	1,555,727
Washington Real Estate Investment Trust	19,800	578,358
Weingarten Realty Investors	16,100	604,072

		38,201,298

	Number of Shares	Value
REITS — 0.6%
Colony Starwood Homes	40,732	$1,008,117
CyrusOne, Inc.	16,600	757,790

		1,765,907

Savings & Loans — 3.0%
BankUnited, Inc.	19,100	657,804
Beneficial Bancorp, Inc. (a)	44,000	602,360
Charter Financial Corp.	31,700	427,950
Dime Community Bancshares, Inc.	30,300	533,886
First Defiance Financial Corp.	10,300	395,623
Flagstar Bancorp, Inc. (a)	64,125	1,376,122
Flushing Financial Corp.	52,840	1,142,401
Hingham Institution for Savings	1,800	214,398
Meta Financial Group, Inc.	2,700	123,120
United Financial Bancorp, Inc.	42,200	531,298
Washington Federal, Inc.	6,700	151,755
WSFS Financial Corp.	73,490	2,389,895

		8,546,612

		110,771,417

Industrial — 12.8%
Aerospace & Defense — 1.0%
Cubic Corp.	7,500	299,700
Curtiss-Wright Corp.	22,825	1,727,168
Ducommun, Inc. (a)	16,700	254,675
Kaman Corp.	11,700	499,473
Triumph Group, Inc.	6,600	207,768

		2,988,784

Building Materials — 1.2%
Comfort Systems USA, Inc.	10,300	327,231
Drew Industries, Inc.	12,800	825,088
Gibraltar Industries, Inc. (a)	6,000	171,600
Summit Materials, Inc. Class A (a)	55,259	1,074,788
Universal Forest Products, Inc.	12,200	1,047,004

		3,445,711

Electrical Components & Equipment — 2.0%
Advanced Energy Industries, Inc. (a)	21,600	751,464
Belden, Inc.	16,500	1,012,770
Energizer Holdings, Inc.	38,795	1,571,585
General Cable Corp.	72,800	888,888
Insteel Industries, Inc.	3,500	106,995
Littelfuse, Inc.	10,850	1,335,744

		5,667,446

Electronics — 2.2%
Analogic Corp.	5,800	458,258
Badger Meter, Inc.	8,200	545,382
Benchmark Electronics, Inc. (a)	73,900	1,703,395
Brady Corp. Class A	19,400	520,696
Coherent, Inc. (a)	800	73,520
Fabrinet (a)	5,800	187,630
II-VI, Inc. (a)	2,200	47,762

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Methode Electronics, Inc.	15,100	$441,524
Newport Corp. (a)	17,500	402,500
Sanmina Corp. (a)	9,400	219,772
Stoneridge, Inc. (a)	16,700	243,152
TTM Technologies, Inc. (a)	22,000	146,300
Woodward, Inc.	20,460	1,064,329
Zagg, Inc. (a)	18,100	163,081

		6,217,301

Engineering & Construction — 0.5%
Aegion Corp. (a)	24,500	516,705
Argan, Inc.	5,600	196,896
McDermott International, Inc. (a)	191,850	784,666

		1,498,267

Environmental Controls — 0.1%
MSA Safety, Inc.	7,000	338,450

Machinery – Diversified — 0.2%
Applied Industrial Technologies, Inc.	6,100	264,740
BWX Technologies, Inc.	1,300	43,628
Kadant, Inc.	6,600	298,056

		606,424

Manufacturing — 1.9%
Actuant Corp. Class A	54,630	1,349,907
Barnes Group, Inc.	45,680	1,600,171
Colfax Corp. (a)	26,475	756,920
ESCO Technologies, Inc.	18,600	725,028
Matthews International Corp. Class A	9,000	463,230
Myers Industries, Inc.	42,000	540,120
Smith & Wesson Holding Corp. (a)	1,500	39,930

		5,475,306

Metal Fabricate & Hardware — 1.2%
Circor International, Inc.	10,100	468,539
Commercial Metals Co.	11,100	188,367
Global Brass & Copper Holdings, Inc.	29,300	731,035
Mueller Water Products, Inc. Class A	120,935	1,194,838
RBC Bearings, Inc. (a)	6,400	468,864
Sun Hydraulics Corp.	13,900	461,341

		3,512,984

Miscellaneous – Manufacturing — 0.3%
Hexcel Corp.	16,725	731,050

Packaging & Containers — 0.2%
Berry Plastics Group, Inc. (a)	19,150	692,272

Transportation — 1.9%
Atlas Air Worldwide Holdings, Inc. (a)	25,400	1,073,658
Genesee & Wyoming, Inc. Class A (a)	10,700	670,890
Kirby Corp. (a)	8,300	500,407
Knight Transportation, Inc.	17,285	452,003
Landstar System, Inc.	20,000	1,292,200
Navios Maritime Acquisition Corp. (b)	165,800	263,622

	Number of Shares	Value
Nordic American Tanker Shipping Ltd. (b)	2,900	$40,861
Universal Truckload Services, Inc.	18,800	309,636
USA Truck, Inc. (a)	16,100	303,324
Werner Enterprises, Inc.	21,825	592,767

		5,499,368

Trucking & Leasing — 0.1%
Willis Lease Finance Corp. (a)	6,600	142,494

		36,815,857

Technology — 4.8%
Computers — 0.7%
Brocade Communications Systems, Inc.	29,300	309,994
CACI International, Inc. Class A (a)	2,900	309,430
DST Systems, Inc.	1,000	112,770
NCI, Inc. Class A	13,200	184,932
Science Applications International Corp.	22,475	1,198,816

		2,115,942

Office Equipment/Supplies — 0.1%
ARC Document Solutions, Inc. (a)	71,700	322,650

Semiconductors — 2.1%
Alpha & Omega Semiconductor Ltd. (a)	13,200	156,420
Brooks Automation, Inc.	100,370	1,043,848
Cabot Microelectronics Corp.	16,500	675,015
Cavium, Inc. (a)	12,410	758,996
Cypress Semiconductor Corp. (b)	58,800	509,208
Intersil Corp. Class A	26,700	356,979
MKS Instruments, Inc.	23,150	871,597
QLogic Corp. (a)	4,500	60,480
Rovi Corp. (a)	24,000	492,240
Rudolph Technologies, Inc. (a)	14,000	191,240
Sigma Designs, Inc. (a)	20,000	136,000
Tessera Technologies, Inc.	16,000	496,000
Veeco Instruments, Inc. (a)	13,000	253,240

		6,001,263

Software — 1.9%
CSG Systems International, Inc.	5,100	230,316
Digi International, Inc. (a)	7,500	70,725
The Dun & Bradstreet Corp.	11,425	1,177,689
Infoblox, Inc. (a)	41,155	703,751
Leidos Holdings, Inc.	16,000	805,120
Progress Software Corp. (a)	19,650	473,958
SYNNEX Corp.	21,675	2,006,888

		5,468,447

		13,908,302

Utilities — 7.2%
Electric — 3.4%
Black Hills Corp.	1,900	114,247

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cleco Corp.	10,250	$565,903
El Paso Electric Co.	27,200	1,247,936
NorthWestern Corp.	16,100	994,175
NRG Energy, Inc.	12,500	162,625
Ormat Technologies, Inc. (b)	36,200	1,492,888
Pinnacle West Capital Corp.	19,460	1,460,862
Portland General Electric Co.	76,680	3,028,093
TECO Energy, Inc.	25,725	708,209

		9,774,938

Gas — 2.9%
Atmos Energy Corp.	18,345	1,362,300
Chesapeake Utilities Corp.	4,100	258,177
The Laclede Group, Inc.	26,475	1,793,681
ONE Gas, Inc.	18,300	1,118,130
PNM Resources, Inc.	42,800	1,443,216
Southwest Gas Corp.	26,200	1,725,270
WGL Holdings, Inc.	8,200	593,434

		8,294,208

Water — 0.9%
Aqua America, Inc.	67,170	2,137,349
SJW Corp.	15,900	577,965

		2,715,314

		20,784,460

TOTAL COMMON STOCK (Cost $265,640,809)		281,503,572

TOTAL EQUITIES (Cost $265,640,809)		281,503,572

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	11,371,132	11,371,132
T. Rowe Price Reserve Investment Fund	1,004	1,004

		11,372,136

TOTAL MUTUAL FUNDS (Cost $11,372,136)		11,372,136

TOTAL LONG-TERM INVESTMENTS (Cost $277,012,945)		292,875,708

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$5,753,704	5,753,704

	Principal Amount	Value
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (e) 0.000% 9/15/16	$215,000	$214,673

TOTAL SHORT-TERM INVESTMENTS (Cost $5,968,273)		5,968,377

TOTAL INVESTMENTS — 104.0% (Cost $282,981,218) (f)		298,844,085

Other Assets/(Liabilities) — (4.0)%		(11,628,741)

NET ASSETS — 100.0%		$287,215,344

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $11,047,644 or 3.85% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,753,706. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 1.750%, maturity dates ranging from 9/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $5,875,567.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 4.8%
Chemicals — 3.0%
Albemarle Corp.	23,527	$1,504,082
Ashland, Inc.	13,254	1,457,409
Cabot Corp.	13,020	629,256
Minerals Technologies, Inc.	7,336	417,052
NewMarket Corp.	2,089	827,787
Olin Corp.	34,575	600,568
PolyOne Corp.	17,688	535,062
RPM International, Inc.	27,863	1,318,756
Sensient Technologies Corp.	9,442	599,189
The Valspar Corp.	15,248	1,631,841

		9,521,002

Forest Products & Paper — 0.4%
Domtar Corp.	13,123	531,482
Rayonier, Inc.	25,824	637,336

		1,168,818

Iron & Steel — 1.0%
Allegheny Technologies, Inc. (a)	23,066	375,976
Carpenter Technology Corp. (a)	9,742	333,468
Reliance Steel & Aluminum Co.	15,088	1,043,939
Steel Dynamics, Inc.	51,045	1,149,023
United States Steel Corp. (a)	30,457	488,835

		3,391,241

Mining — 0.4%
Compass Minerals International, Inc.	7,039	498,784
Royal Gold, Inc.	13,588	696,928

		1,195,712

		15,276,773

Communications — 2.7%
Internet — 0.3%
Comscore, Inc. (b)	9,787	294,001
Rackspace Hosting, Inc. (b)	23,496	507,279

		801,280

Media — 1.4%
AMC Networks, Inc. Class A (b)	12,821	832,596
Cable One, Inc.	912	398,663
FactSet Research Systems, Inc.	8,640	1,309,219
Graham Holdings Co. Class B	893	428,640
John Wiley & Sons, Inc. Class A	10,245	500,878
Meredith Corp.	7,936	376,960
The New York Times Co. Class A	25,524	318,029
Time, Inc.	21,802	336,623

		4,501,608

Telecommunications — 1.0%
ARRIS International PLC (b)	37,794	866,238

	Number of Shares	Value
Ciena Corp. (b)	26,899	$511,619
InterDigital, Inc.	7,277	404,965
NeuStar, Inc. Class A (a) (b)	11,224	276,110
Plantronics, Inc.	7,005	274,526
Polycom, Inc. (b)	27,972	311,888
Telephone & Data Systems, Inc.	19,685	592,322

		3,237,668

		8,540,556

Consumer, Cyclical — 14.8%
Airlines — 1.1%
Alaska Air Group, Inc.	26,099	2,140,640
JetBlue Airways Corp. (b)	67,292	1,421,207

		3,561,847

Apparel — 0.9%
Ascena Retail Group, Inc. (b)	35,715	395,008
Carter’s, Inc.	10,864	1,144,848
Deckers Outdoor Corp. (b)	6,821	408,646
Skechers U.S.A., Inc. Class A (b)	27,202	828,301

		2,776,803

Auto Manufacturers — 0.2%
Oshkosh Corp.	15,364	627,927

Automotive & Parts — 0.2%
Dana Holding Corp.	31,385	442,215

Distribution & Wholesale — 1.9%
Fossil Group, Inc. (b)	8,570	380,679
Ingram Micro, Inc. Class A	31,147	1,118,489
LKQ Corp. (b)	64,094	2,046,522
Owens & Minor, Inc.	13,103	529,623
Pool Corp.	8,845	776,060
Tech Data Corp. (b)	7,309	561,112
Watsco, Inc.	5,361	722,341

		6,134,826

Entertainment — 0.4%
Cinemark Holdings, Inc.	22,218	796,071
DreamWorks Animation SKG, Inc. Class A (a) (b)	14,949	372,977
International Speedway Corp. Class A	5,547	204,740

		1,373,788

Home Builders — 1.3%
CalAtlantic Group, Inc.	15,919	532,013
KB Home (a)	17,567	250,857
M.D.C. Holdings, Inc.	8,034	201,332
NVR, Inc. (b)	765	1,325,286
Thor Industries, Inc.	9,512	606,580
Toll Brothers, Inc. (b)	32,587	961,642
TRI Pointe Group, Inc. (b)	30,647	361,022

		4,238,732

Home Furnishing — 0.3%
Tempur Sealy International, Inc. (b)	12,998	790,148

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.2%
Tupperware Brands Corp. (a)	10,523	$610,124

Housewares — 0.3%
The Toro Co.	11,349	977,376

Leisure Time — 1.5%
Brunswick Corp.	19,141	918,385
Jarden Corp. (b)	43,264	2,550,413
Polaris Industries, Inc. (a)	12,599	1,240,749

		4,709,547

Office Furnishings — 0.2%
Herman Miller, Inc.	12,586	388,781
HNI Corp.	9,304	364,438

		753,219

Retail — 6.3%
Abercrombie & Fitch Co. Class A (a)	14,063	443,547
American Eagle Outfitters, Inc. (a)	34,576	576,382
Big Lots, Inc.	10,355	468,978
Brinker International, Inc.	11,891	546,391
Buffalo Wild Wings, Inc. (b)	3,967	587,592
Cabela’s, Inc. (a) (b)	10,093	491,428
Casey’s General Stores, Inc.	8,134	921,745
The Cheesecake Factory, Inc.	9,432	500,745
Chico’s FAS, Inc.	27,789	368,760
Copart, Inc. (b)	21,422	873,375
Cracker Barrel Old Country Store, Inc. (a)	4,985	761,060
CST Brands, Inc.	15,741	602,723
Dick’s Sporting Goods, Inc.	18,936	885,258
Domino’s Pizza, Inc.	10,447	1,377,541
Dunkin’ Brands Group, Inc.	19,197	905,522
Foot Locker, Inc.	28,762	1,855,149
Guess?, Inc.	13,313	249,885
HSN, Inc.	6,728	351,942
J.C. Penney Co., Inc. (a) (b)	63,713	704,666
Jack in the Box, Inc.	7,221	461,205
Kate Spade & Co. (b)	26,667	680,542
MSC Industrial Direct Co., Inc. Class A	10,042	766,305
Office Depot, Inc. (b)	103,305	733,466
Panera Bread Co. Class A (b)	4,833	989,943
Vista Outdoor, Inc. (b)	12,772	662,995
The Wendy’s Co.	45,762	498,348
Williams-Sonoma, Inc.	17,271	945,415
World Fuel Services Corp.	14,755	716,798

		19,927,706

		46,924,258

Consumer, Non-cyclical — 14.3%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a) (b)	2,007	371,436

	Number of Shares	Value
Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (b)	4,339	$593,228
Charles River Laboratories International, Inc. (b)	9,729	738,820

		1,332,048

Commercial Services — 4.2%
Aaron’s, Inc.	13,675	343,243
CEB, Inc.	6,784	439,128
Convergys Corp.	20,080	557,622
CoreLogic, Inc. (b)	18,361	637,127
Deluxe Corp.	10,255	640,835
DeVry Education Group, Inc. (a)	11,719	202,387
Donnelley (R.R.) & Sons Co.	43,976	721,206
FTI Consulting, Inc. (b)	8,679	308,191
Gartner, Inc. (b)	17,254	1,541,645
Global Payments, Inc.	27,090	1,768,977
Live Nation Entertainment, Inc. (b)	30,333	676,729
Manpower, Inc.	15,099	1,229,361
PAREXEL International Corp. (b)	11,180	701,321
Rollins, Inc.	19,655	533,044
SEI Investments Co.	28,842	1,241,648
Service Corp. International	40,715	1,004,846
Sotheby’s	11,470	306,593
WEX, Inc. (b)	8,055	671,465

		13,525,368

Cosmetics & Personal Care — 0.5%
Avon Products, Inc.	91,527	440,245
Edgewell Personal Care Co.	12,426	1,000,666

		1,440,911

Foods — 3.0%
Dean Foods Co. (a)	19,358	335,281
Flowers Foods, Inc.	38,904	718,168
Ingredion, Inc.	15,059	1,608,151
Lancaster Colony Corp.	4,066	449,578
Post Holdings, Inc. (b)	13,346	917,804
Snyders-Lance, Inc.	16,494	519,231
Sprouts Farmers Market, Inc. (b)	29,603	859,671
SUPERVALU, Inc. (b)	56,077	323,003
The Hain Celestial Group, Inc. (b)	21,695	887,542
Tootsie Roll Industries, Inc. (a)	3,845	134,346
TreeHouse Foods, Inc. (b)	11,745	1,018,879
United Natural Foods, Inc. (b)	10,520	423,956
WhiteWave Foods Co. (b)	36,954	1,501,810

		9,697,420

Health Care – Products — 3.5%
ABIOMED, Inc. (b)	8,137	771,469
Align Technology, Inc. (b)	15,221	1,106,414
Bio-Techne Corp.	7,744	731,963
The Cooper Cos., Inc.	10,137	1,560,794
Halyard Health, Inc. (b)	9,849	282,962

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hill-Rom Holdings, Inc.	11,809	$593,993
IDEXX Laboratories, Inc. (b)	18,771	1,470,145
LivaNova PLC (b)	8,868	478,695
ResMed, Inc.	29,319	1,695,224
STERIS PLC	18,012	1,279,752
West Pharmaceutical Services, Inc.	15,187	1,052,763

		11,024,174

Health Care – Services — 1.6%
Amsurg Corp. (b)	11,193	834,998
Catalent, Inc. (b)	20,505	546,869
Community Health Systems, Inc. (b)	23,467	434,374
LifePoint Health, Inc. (b)	9,081	628,859
MEDNAX, Inc. (b)	19,666	1,270,817
Molina Healthcare, Inc. (b)	8,572	552,808
WellCare Health Plans, Inc. (b)	9,283	860,998

		5,129,723

Household Products — 0.2%
The Scotts Miracle-Gro Co. Class A	9,462	688,550

Pharmaceuticals — 0.8%
Akorn, Inc. (a) (b)	16,867	396,881
United Therapeutics Corp. (b)	9,517	1,060,479
VCA, Inc. (b)	16,973	979,172

		2,436,532

		45,646,162

Energy — 3.6%
Coal — 0.2%
CONSOL Energy, Inc. (a)	47,773	539,357

Oil & Gas — 2.0%
Denbury Resources, Inc. (a)	72,053	159,958
Ensco PLC Class A	49,685	515,233
Gulfport Energy Corp. (b)	25,630	726,354
Murphy USA, Inc. (b)	8,170	502,046
Nabors Industries Ltd.	59,418	546,646
Noble Corp. PLC (a)	50,653	524,259
Patterson-UTI Energy, Inc.	30,690	540,758
QEP Resources, Inc.	39,866	562,509
Questar Corp.	36,450	903,960
Rowan Cos. PLC Class A	26,176	421,434
SM Energy Co. (a)	14,295	267,888
Western Refining, Inc.	14,252	414,591
WPX Energy, Inc. (b)	49,502	346,019

		6,431,655

Oil & Gas Services — 1.1%
Dril-Quip, Inc. (b)	7,871	476,668
HollyFrontier Corp.	37,048	1,308,536
NOW, Inc. (a) (b)	22,538	399,373
Oceaneering International, Inc.	20,393	677,863
Oil States International, Inc. (b)	10,731	338,241
Superior Energy Services, Inc.	31,634	423,579

		3,624,260

	Number of Shares	Value
Pipelines — 0.3%
National Fuel Gas Co.	17,651	$883,432

		11,478,704

Financial — 23.2%
Banks — 5.1%
Associated Banc-Corp.	31,314	561,773
BancorpSouth, Inc.	17,767	378,615
Bank of Hawaii Corp.	9,019	615,817
Bank of the Ozarks, Inc.	17,187	721,338
Cathay General Bancorp	15,441	437,444
Commerce Bancshares, Inc.	17,374	780,961
Cullen/Frost Bankers, Inc. (a)	11,409	628,750
East West Bancorp, Inc.	30,199	980,864
F.N.B. Corp.	43,524	566,247
First Horizon National Corp.	49,795	652,314
FirstMerit Corp.	34,483	725,867
Fulton Financial Corp.	36,360	486,497
Hancock Holding Co.	16,252	373,146
International Bancshares Corp.	11,416	281,519
PacWest Bancorp	24,033	892,826
PrivateBancorp, Inc.	16,721	645,431
Prosperity Bancshares, Inc.	13,709	635,960
Signature Bank (b)	11,151	1,517,874
SVB Financial Group (b)	10,835	1,105,712
Synovus Financial Corp.	26,493	765,913
TCF Financial Corp.	35,514	435,402
Trustmark Corp.	14,062	323,848
Umpqua Holdings Corp.	46,290	734,159
Valley National Bancorp	46,730	445,804
Webster Financial Corp.	19,051	683,931

		16,378,012

Diversified Financial — 2.2%
CBOE Holdings, Inc.	17,049	1,113,811
Eaton Vance Corp.	24,110	808,167
Federated Investors, Inc. Class B	19,745	569,643
Janus Capital Group, Inc.	30,604	447,736
MarketAxess Holdings, Inc.	7,812	975,172
Raymond James Financial, Inc.	26,843	1,277,995
SLM Corp. (b)	88,933	565,614
Stifel Financial Corp. (b)	14,573	431,361
Waddell & Reed Financial, Inc. Class A	17,029	400,863
WisdomTree Investments, Inc. (a)	24,113	275,612

		6,865,974

Insurance — 5.2%
Alleghany Corp. (b)	3,236	1,605,703
American Financial Group, Inc.	14,818	1,042,743
Arthur J. Gallagher & Co.	37,093	1,649,897
Aspen Insurance Holdings Ltd.	12,688	605,218
Brown & Brown, Inc.	23,989	858,806
CNO Financial Group, Inc.	37,370	669,670
Endurance Specialty Holdings Ltd.	12,818	837,528

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Re Group Ltd.	8,943	$1,765,616
First American Financial Corp.	22,713	865,592
Genworth Financial, Inc. Class A (b)	105,109	286,948
The Hanover Insurance Group, Inc.	8,977	809,905
Kemper Corp.	9,988	295,345
Mercury General Corp.	7,647	424,409
Old Republic International Corp.	51,270	937,216
Primerica, Inc. (a)	10,129	451,044
Reinsurance Group of America, Inc.	13,676	1,316,315
RenaissanceRe Holdings Ltd.	9,070	1,086,858
W.R. Berkley Corp.	20,589	1,157,102

		16,665,915

Real Estate — 0.5%
Alexander & Baldwin, Inc.	9,658	354,255
Jones Lang LaSalle, Inc.	9,465	1,110,434

		1,464,689

Real Estate Investment Trusts (REITS) — 9.3%
Alexandria Real Estate Equities, Inc.	15,388	1,398,615
American Campus Communities, Inc.	27,334	1,287,158
Camden Property Trust	18,222	1,532,288
Care Capital Properties, Inc.	17,536	470,666
Communications Sales & Leasing, Inc. (b)	25,116	558,831
Corporate Office Properties Trust	19,729	517,689
Corrections Corporation of America	24,407	782,244
Douglas Emmett, Inc.	29,452	886,800
Duke Realty Corp.	72,494	1,634,015
EPR Properties	13,321	887,445
Equity One, Inc.	18,877	541,015
First Industrial Realty Trust, Inc.	24,346	553,628
Healthcare Realty Trust, Inc.	21,279	657,308
Highwoods Properties, Inc.	20,017	957,013
Hospitality Properties Trust	31,545	837,835
Kilroy Realty Corp.	19,203	1,188,090
Lamar Advertising Co.Class A	17,251	1,060,936
LaSalle Hotel Properties	23,516	595,190
Liberty Property Trust	30,610	1,024,211
Mack-Cali Realty Corp.	18,713	439,755
Mid-America Apartment Communities, Inc.	15,805	1,615,429
National Retail Properties, Inc.	29,581	1,366,642
OMEGA Healthcare Investors, Inc.	34,477	1,217,038
Post Properties, Inc.	11,248	671,956
Potlatch Corp.	8,439	265,828
Regency Centers Corp.	20,468	1,532,030
Senior Housing Properties Trust	49,438	884,446
Sovran Self Storage, Inc.	8,287	977,452
Tanger Factory Outlet Centers, Inc.	19,745	718,521
Taubman Centers, Inc.	12,552	894,079
Urban Edge Properties	19,290	498,454
Weingarten Realty Investors	23,998	900,405

	Number of Shares	Value
WP GLIMCHER, Inc.	39,003	$370,138

		29,723,150

Savings & Loans — 0.9%
First Niagara Financial Group, Inc.	74,668	722,786
New York Community Bancorp, Inc.	101,840	1,619,256
Washington Federal, Inc.	19,051	431,505

		2,773,547

		73,871,287

Industrial — 17.8%
Aerospace & Defense — 1.4%
BE Aerospace, Inc.	21,445	989,043
Curtiss-Wright Corp.	9,374	709,331
Esterline Technologies Corp. (b)	6,206	397,618
KLX, Inc. (b)	11,125	357,557
Orbital ATK, Inc.	12,248	1,064,841
Teledyne Technologies, Inc. (b)	7,264	640,249
Triumph Group, Inc.	10,424	328,148

		4,486,787

Building Materials — 1.3%
Eagle Materials, Inc.	10,267	719,819
Fortune Brands Home & Security, Inc.	32,945	1,846,238
Lennox International, Inc.	8,360	1,130,188
Louisiana-Pacific Corp. (b)	29,871	511,392

		4,207,637

Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	9,162	1,998,599
Belden, Inc.	8,774	538,548
Energizer Holdings, Inc.	13,022	527,521
Hubbell, Inc.	11,179	1,184,191

		4,248,859

Electronics — 3.5%
Arrow Electronics, Inc. (b)	19,073	1,228,492
Avnet, Inc.	27,516	1,218,959
FEI Co.	8,502	756,763
Gentex Corp.	60,392	947,550
Jabil Circuit, Inc.	40,131	773,324
Keysight Technologies, Inc. (b)	35,997	998,557
Knowles Corp. (b)	18,581	244,898
Mettler-Toledo International, Inc. (b)	5,639	1,944,102
National Instruments Corp.	20,965	631,256
Trimble Navigation Ltd. (b)	52,610	1,304,728
Vishay Intertechnology, Inc.	28,539	348,461
Woodward, Inc.	11,681	607,646

		11,004,736

Engineering & Construction — 0.6%
AECOM (b)	32,095	988,205
Granite Construction, Inc.	8,284	395,975
KBR, Inc.	29,591	458,069

		1,842,249

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.8%
Clean Harbors, Inc. (b)	10,946	$540,076
MSA Safety, Inc.	6,552	316,789
Waste Connections, Inc.	25,621	1,654,860

		2,511,725

Hand & Machine Tools — 0.6%
Kennametal, Inc.	16,595	373,221
Lincoln Electric Holdings, Inc.	13,526	792,218
Regal Beloit Corp.	9,318	587,873

		1,753,312

Machinery – Construction & Mining — 0.3%
Joy Global, Inc. (a)	20,601	331,058
Terex Corp.	22,657	563,706

		894,764

Machinery – Diversified — 2.1%
AGCO Corp.	14,764	733,771
Cognex Corp.	17,666	688,091
Graco, Inc.	11,578	972,089
IDEX Corp.	15,975	1,324,008
Nordson Corp.	11,158	848,454
Wabtec Corp.	19,263	1,527,363
Zebra Technologies Corp. Class A (b)	10,856	749,064

		6,842,840

Manufacturing — 2.2%
AptarGroup, Inc.	13,186	1,033,914
Carlisle Cos., Inc.	13,438	1,337,081
CLARCOR, Inc.	10,250	592,348
Crane Co.	10,332	556,482
Donaldson Co., Inc.	25,686	819,640
ITT Corp.	18,632	687,335
Teleflex, Inc.	8,724	1,369,755
Trinity Industries, Inc.	31,846	583,100

		6,979,655

Metal Fabricate & Hardware — 0.6%
Commercial Metals Co.	24,409	414,221
The Timken Co.	14,490	485,270
Valmont Industries, Inc.	4,800	594,432
Worthington Industries, Inc.	9,519	339,257

		1,833,180

Miscellaneous – Manufacturing — 0.4%
A.O. Smith Corp.	15,675	1,196,159

Packaging & Containers — 1.2%
Bemis Co., Inc.	19,878	1,029,283
Greif, Inc. Class A	5,449	178,455
Packaging Corporation of America	19,620	1,185,048
Silgan Holdings, Inc.	8,483	451,041
Sonoco Products Co.	21,184	1,028,907

		3,872,734

	Number of Shares	Value
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	9,816	$1,344,203

Transportation — 1.0%
Genesee & Wyoming, Inc. Class A (b)	11,860	743,622
Kirby Corp. (b)	11,228	676,936
Landstar System, Inc.	8,866	572,832
Old Dominion Freight Line, Inc. (b)	14,406	1,002,946
Werner Enterprises, Inc.	9,422	255,902

		3,252,238

Trucking & Leasing — 0.1%
GATX Corp. (a)	8,752	415,720

		56,686,798

Technology — 10.4%
Computers — 4.4%
3D Systems Corp. (a) (b)	22,544	348,756
Cadence Design Systems, Inc. (b)	64,003	1,509,191
Computer Sciences Corp.	28,766	989,263
Diebold, Inc.	13,553	391,817
DST Systems, Inc.	6,585	742,590
Fortinet, Inc. (b)	30,378	930,478
j2 Global, Inc.	9,629	592,954
Jack Henry & Associates, Inc.	16,499	1,395,320
Lexmark International, Inc. Class A	12,985	434,089
Manhattan Associates, Inc. (b)	15,206	864,765
MAXIMUS, Inc.	13,576	714,641
Mentor Graphics Corp.	20,934	425,588
NCR Corp. (b)	26,098	781,113
NetScout Systems, Inc. (b)	20,757	476,788
Science Applications International Corp.	8,672	462,565
Synaptics, Inc. (b)	7,632	608,576
Synopsys, Inc. (b)	31,760	1,538,454
VeriFone Systems, Inc. (b)	22,921	647,289

		13,854,237

Semiconductors — 2.1%
Advanced Micro Devices, Inc. (a) (b)	135,169	385,232
Atmel Corp.	87,670	711,880
Cree, Inc. (a) (b)	21,145	615,320
Cypress Semiconductor Corp. (a)	66,407	575,085
Fairchild Semiconductor International, Inc. (b)	23,716	474,320
Integrated Device Technology, Inc. (b)	28,228	576,980
Intersil Corp. Class A	27,868	372,595
IPG Photonics Corp. (b)	7,595	729,728
Microsemi Corp. (b)	23,617	904,767
Silicon Laboratories, Inc. (b)	8,155	366,649
SunEdison, Inc. (a) (b)	67,140	36,269
Teradyne, Inc.	42,611	919,971

		6,668,796

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.9%
ACI Worldwide, Inc. (b)	24,790	$515,384
Acxiom Corp. (b)	16,269	348,807
Allscripts Healthcare Solutions, Inc. (b)	39,443	521,042
ANSYS, Inc. (b)	18,482	1,653,400
Broadridge Financial Solutions, Inc.	24,899	1,476,760
CDK Global, Inc.	32,539	1,514,691
CommVault Systems, Inc. (b)	8,873	383,047
Fair Isaac Corp.	6,534	693,192
Leidos Holdings, Inc.	13,369	672,728
MSCI, Inc.	18,515	1,371,591
PTC, Inc. (b)	23,843	790,634
SYNNEX Corp.	6,022	557,577
Tyler Technologies, Inc. (b)	6,854	881,493
The Ultimate Software Group, Inc. (b)	6,060	1,172,610

		12,552,956

		33,075,989

Utilities — 5.6%
Electric — 2.9%
Alliant Energy Corp.	23,785	1,766,750
Black Hills Corp.	10,659	640,926
Cleco Corp.	12,610	696,198
Great Plains Energy, Inc.	32,399	1,044,868
Hawaiian Electric Industries, Inc.	22,385	725,274
IDACORP, Inc.	10,594	790,206
MDU Resources Group, Inc.	40,662	791,283
OGE Energy Corp.	41,929	1,200,427
Talen Energy Corp. (b)	13,443	120,987
Westar Energy, Inc.	29,689	1,472,871

		9,249,790

Gas — 2.3%
Atmos Energy Corp.	21,485	1,595,476
Energen Corp.	20,224	739,996
New Jersey Resources Corp.	17,882	651,441
ONE Gas, Inc.	10,875	664,463
PNM Resources, Inc.	16,596	559,617
UGI Corp.	36,126	1,455,517
Vectren Corp.	17,245	871,907
WGL Holdings, Inc.	10,374	750,766

		7,289,183

Water — 0.4%
Aqua America, Inc.	37,143	1,181,890

		17,720,863

TOTAL COMMON STOCK (Cost $296,901,922)		309,221,390

TOTAL EQUITIES (Cost $296,901,922)		309,221,390

	Number of Shares	Value
MUTUAL FUNDS — 3.7%
Diversified Financial — 3.7%
State Street Navigator Securities Lending Prime Portfolio (c)	11,810,882	$11,810,882

TOTAL MUTUAL FUNDS (Cost $11,810,882)		11,810,882

TOTAL LONG-TERM INVESTMENTS (Cost $308,712,804)		321,032,272

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/2016, 0.010%, due 4/01/16 (d)	$6,183,640	6,183,640

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 9/15/16	685,000	683,957

TOTAL SHORT-TERM INVESTMENTS (Cost $6,867,686)		6,867,597

TOTAL INVESTMENTS — 103.0% (Cost $315,580,490) (f)		327,899,869

Other Assets/(Liabilities) — (3.0)%		(9,636,833)

NET ASSETS — 100.0%		$318,263,036

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $11,440,179 or 3.59% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,183,641. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $6,310,462.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.7%
Chemicals — 1.7%
A. Schulman, Inc.	5,039	$137,162
Aceto Corp.	5,009	118,012
American Vanguard Corp.	5,007	79,010
Axiall Corp.	12,081	263,849
Balchem Corp.	5,348	331,683
Chemtura Corp. (a)	11,559	305,158
Ferro Corp. (a)	11,928	141,585
H.B. Fuller Co.	8,671	368,084
Hawkins, Inc.	1,824	65,828
Innophos Holdings, Inc.	3,382	104,538
Innospec, Inc.	4,170	180,811
Intrepid Potash, Inc. (a)	9,338	10,365
KMG Chemicals, Inc.	1,634	37,696
Kraton Performance Polymers, Inc. (a)	5,392	93,282
Kronos Worldwide, Inc. (b)	3,725	21,307
Landec Corp. (a)	4,643	48,751
Minerals Technologies, Inc.	5,975	339,679
Oil-Dri Corp. of America	819	27,666
Olin Corp.	28,381	492,978
OMNOVA Solutions, Inc. (a)	8,061	44,819
PolyOne Corp.	15,342	464,095
Quaker Chemical Corp.	2,291	194,414
Rayonier Advanced Materials, Inc.	6,994	66,443
Rentech, Inc. (a)	3,668	8,143
Sensient Technologies Corp.	8,035	509,901
Stepan Co.	3,316	183,342
Tronox Ltd. Class A (b)	11,021	70,424
Univar, Inc. (a)	6,921	118,903
Valhi, Inc. (b)	2,815	3,322

		4,831,250

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	3,053	148,101
Deltic Timber Corp.	1,888	113,563
KapStone Paper and Packaging Corp.	14,646	202,847
Neenah Paper, Inc.	2,874	182,959
Orchids Paper Products Co. (b)	1,576	43,356
P.H. Glatfelter Co.	7,438	154,190
Schweitzer-Mauduit International, Inc.	5,243	165,050
Veritiv Corp. (a)	1,400	52,164
Xerium Technologies, Inc. (a)	1,775	9,265

		1,071,495

Iron & Steel — 0.2%
AK Steel Holding Corp. (a) (b)	30,598	126,370
Carpenter Technology Corp. (b)	8,056	275,757
Cliffs Natural Resources, Inc. (a) (b)	30,984	92,952
Olympic Steel, Inc.	1,530	26,484

	Number of Shares	Value
Ryerson Holding Corp. (a) (b)	1,907	$10,603
Schnitzer Steel Industries, Inc. Class A	4,552	83,939

		616,105

Mining — 0.4%
Century Aluminum Co. (a) (b)	8,566	60,390
Coeur d’Alene Mines Corp. (a) (b)	23,388	131,440
Energy Fuels, Inc. (a) (b)	7,865	17,382
Ferroglobe PLC	11,179	98,487
Hecla Mining Co.	63,723	177,150
Kaiser Aluminum Corp.	2,950	249,393
Materion Corp.	3,469	91,859
Ring Energy, Inc. (a) (b)	4,361	22,023
Stillwater Mining Co. (a) (b)	20,760	221,094
United States Lime & Minerals, Inc.	334	20,043
Uranium Energy Corp. (a)	16,048	12,004
US Silica Holdings, Inc. (b)	10,912	247,921

		1,349,186

		7,868,036

Communications — 5.9%
Advertising — 0.1%
EVINE Live, Inc. (a)	8,113	9,492
Harte-Hanks, Inc.	8,321	21,052
Journal Media Group, Inc.	4,180	49,993
Marchex, Inc. Class B	5,734	25,517
Marin Software, Inc. (a)	4,947	14,940
MDC Partners, Inc. Class A	7,472	176,339
Sizmek, Inc. (a)	3,488	10,115

		307,448

Internet — 2.0%
1-800-Flowers.com, Inc. Class A (a)	4,196	33,064
Angie’s List, Inc. (a)	7,537	60,824
Bankrate, Inc. (a)	10,699	98,110
Barracuda Networks, Inc. (a)	1,399	21,545
Bazaarvoice, Inc. (a)	10,359	32,631
Blucora, Inc. (a)	6,877	35,485
Blue Nile, Inc.	2,058	52,911
Boingo Wireless, Inc. (a)	6,359	49,091
Box, Inc. (a) (b)	2,278	27,928
Brightcove, Inc. (a)	5,488	34,245
ChannelAdvisor Corp. (a)	3,823	43,009
Chegg, Inc. (a) (b)	13,176	58,765
Cogent Communications Group, Inc.	7,922	309,196
Comscore, Inc. (a)	8,429	253,207
Connecture, Inc. (a)	1,040	2,662
Corindus Vascular Robotics, Inc. (a) (b)	3,919	3,882
DHI Group, Inc. (a)	7,377	59,532
Endurance International Group Holdings, Inc. (a) (b)	10,084	106,184
ePlus, Inc. (a)	966	77,773

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	3,499	$30,441
FTD Cos., Inc. (a)	3,136	82,320
Global Eagle Entertainment, Inc. (a) (b)	7,980	67,990
GrubHub, Inc. (a) (b)	12,934	325,031
HealthStream, Inc. (a)	4,342	95,915
Internap Corp. (a)	9,466	25,842
IntraLinks Holdings, Inc. (a)	6,919	54,522
Limelight Networks, Inc. (a)	11,034	19,972
Lionbridge Technologies, Inc. (a)	11,044	55,883
Liquidity Services, Inc. (a)	4,179	21,647
Marketo, Inc. (a)	5,984	117,107
MaxPoint Interactive, Inc. (a) (b)	1,184	2,096
ModusLink Global Solutions, Inc. (a) (b)	6,794	9,987
New Media Investment Group, Inc.	7,681	127,812
NIC, Inc.	11,272	203,234
Nutrisystem, Inc.	4,976	103,849
OPOWER, Inc. (a) (b)	4,589	31,251
Overstock.com, Inc. (a)	2,121	30,500
Perficient, Inc. (a)	6,083	132,123
Q2 Holdings, Inc. (a)	3,350	80,534
QuinStreet, Inc. (a)	5,900	20,178
Quotient Technology, Inc. (a) (b)	10,501	111,311
Rapid7, Inc. (a) (b)	1,413	18,468
RealNetworks, Inc. (a)	3,917	15,903
Reis, Inc.	1,426	33,582
RetailMeNot, Inc. (a)	6,634	53,138
RingCentral, Inc. Class A (a)	9,219	145,199
The Rubicon Project, Inc. (a)	4,417	80,743
Safeguard Scientifics, Inc. (a)	3,560	47,170
Shutterfly, Inc. (a)	6,064	281,188
Shutterstock, Inc. (a) (b)	3,377	124,037
SPS Commerce, Inc. (a)	2,843	122,078
Stamps.com, Inc. (a)	2,453	260,705
TechTarget, Inc. (a)	3,488	25,881
Textura Corp. (a)	3,409	63,510
Travelzoo, Inc. (a)	1,277	10,369
TrueCar, Inc. (a) (b)	8,568	47,895
TubeMogul, Inc. (a) (b)	2,655	34,356
United Online, Inc. (a)	2,584	29,819
VASCO Data Security International, Inc. (a) (b)	5,050	77,770
VirnetX Holding Corp. (a) (b)	7,961	36,541
Wayfair, Inc. Class A (a)	3,450	149,109
Web.com Group, Inc. (a)	7,536	149,363
WebMD Health Corp. (a)	6,501	407,158
Wix.com Ltd. (a)	3,215	65,168
XO Group, Inc. (a)	4,545	72,947
Zendesk, Inc. (a) (b)	9,719	203,419
Zix Corp. (a)	9,717	38,188

		5,703,293

	Number of Shares	Value
Media — 1.1%
Acacia Research	8,884	$33,670
Central European Media Enterprises Ltd. Class A (a) (b)	12,968	33,068
Crown Media Holdings, Inc. Class A (a)	5,944	30,196
Cumulus Media, Inc. Class A (a)	22,745	10,561
Daily Journal Corp. (a) (b)	189	36,985
The E.W. Scripps Co. Class A	10,177	158,659
Entercom Communications Corp. Class A (a)	4,367	46,203
Entravision Communications Corp. Class A	10,959	81,535
Gray Television, Inc. (a)	10,860	127,279
Hemisphere Media Group, Inc. (a) (b)	1,791	23,516
Houghton Mifflin Harcourt Co. (a)	21,249	423,705
Media General, Inc. (a)	16,483	268,838
Meredith Corp.	6,321	300,248
The New York Times Co. Class A	23,642	294,579
Nexstar Broadcasting Group, Inc. Class A (b)	5,383	238,305
Saga Communications, Inc. Class A	609	24,397
Scholastic Corp.	4,584	171,304
Sinclair Broadcast Group, Inc. Class A	11,399	350,519
Time, Inc.	18,836	290,828
Townsquare Media, Inc. Class A (a)	1,219	13,665
Tribune Publishing Co.	4,458	34,416
World Wrestling Entertainment, Inc. Class A (b)	5,175	91,391

		3,083,867

Telecommunications — 2.7%
8x8, Inc. (a)	15,167	152,580
ADTRAN, Inc.	8,579	173,467
Aerohive Networks, Inc. (a) (b)	4,209	21,003
Alliance Fiber Optic Products, Inc. (a)	2,505	37,049
Anixter International, Inc. (a)	4,907	255,704
Atlantic Tele-Network, Inc.	1,766	133,916
Black Box Corp.	2,663	35,871
CalAmp Corp. (a)	6,228	111,668
Calix, Inc. (a)	7,643	54,189
Ciena Corp. (a)	21,227	403,738
Cincinnati Bell, Inc. (a)	36,074	139,606
Clearfield, Inc. (a) (b)	1,985	31,899
Comtech Telecommunications Corp.	2,790	65,202
Consolidated Communications Holdings, Inc.	8,689	223,829
Contra Leap Wireless (c)	3,887	-
DigitalGlobe, Inc. (a)	11,071	191,528
EarthLink Holdings Corp.	17,724	100,495
Extreme Networks, Inc. (a)	17,394	54,095
Fairpoint Communications, Inc. (a) (b)	3,590	53,419
Finisar Corp. (a)	17,872	325,985

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Communication, Inc. Class A (a)	6,018	$110,250
Gigamon, Inc. (a)	4,703	145,887
Globalstar, Inc. (a) (b)	81,905	120,400
Gogo, Inc. (a) (b)	9,663	106,390
GTT Communications, Inc. (a)	4,207	69,584
Harmonic, Inc. (a)	13,226	43,249
Hawaiian Telcom Holdco, Inc. (a)	1,932	45,499
HC2 Holdings, Inc. (a) (b)	4,758	18,176
IDT Corp. Class B	2,885	44,977
Infinera Corp. (a)	22,892	367,646
Inteliquent, Inc.	5,778	92,737
Intelsat SA (a) (b)	4,679	11,791
InterDigital, Inc.	6,202	345,141
Iridium Communications, Inc. (a) (b)	14,141	111,290
Ixia (a)	10,427	129,920
KVH Industries, Inc. (a)	2,666	25,460
Loral Space & Communications, Inc. (a)	2,253	79,148
Lumos Networks Corp. (a)	3,930	50,461
Mastec, Inc. (a)	11,484	232,436
NeoPhotonics Corp. (a)	4,801	67,406
NETGEAR, Inc. (a)	5,527	223,125
NeuStar, Inc. Class A (a) (b)	9,521	234,217
Novatel Wireless, Inc. (a) (b)	6,372	11,278
NTELOS Holdings Corp. (a) (b)	2,890	26,588
Oclaro, Inc. (a) (b)	16,816	90,806
ORBCOMM, Inc. (a)	10,281	104,147
Plantronics, Inc.	6,060	237,491
Polycom, Inc. (a)	23,215	258,847
Preformed Line Products Co.	442	16,142
RigNet, Inc. (a)	2,146	29,357
Ruckus Wireless, Inc. (a)	12,955	127,089
Shenandoah Telecom Co.	8,324	222,667
ShoreTel, Inc. (a)	11,090	82,510
Sonus Networks, Inc. (a)	8,502	64,020
Spok Holdings, Inc.	3,753	65,715
Straight Path Communications, Inc. Class B (a) (b)	1,580	49,027
TeleNav, Inc. (a)	4,781	28,208
Ubiquiti Networks, Inc. (a)	4,964	165,152
ViaSat, Inc. (a) (b)	7,346	539,784
Vonage Holdings Corp. (a)	31,942	145,975
West Corp.	8,978	204,878
Windstream Holdings, Inc. (b)	15,745	120,922

		7,831,036

		16,925,644

Consumer, Cyclical — 13.3%
Airlines — 0.4%
Allegiant Travel Co.	2,307	410,784
Hawaiian Holdings, Inc. (a)	8,203	387,100
SkyWest, Inc.	8,884	177,591

	Number of Shares	Value
Virgin America, Inc. (a)	4,333	$167,081

		1,142,556

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	29,514	326,425
Cherokee, Inc. (a)	1,501	26,703
Crocs, Inc. (a)	13,239	127,359
Deckers Outdoor Corp. (a)	5,620	336,694
G-III Apparel Group Ltd. (a)	6,858	335,288
Iconix Brand Group, Inc. (a) (b)	8,212	66,107
Oxford Industries, Inc.	2,517	169,218
Perry Ellis International, Inc. (a)	2,099	38,643
Sequential Brands Group, Inc. (a)	6,169	39,420
Steven Madden Ltd. (a)	9,674	358,325
Superior Uniform Group, Inc.	1,314	23,415
Unifi, Inc. (a)	2,557	58,581
Vince Holding Corp. (a) (b)	3,492	22,104
Weyco Group, Inc.	1,120	29,814
Wolverine World Wide, Inc.	17,749	326,936

		2,285,032

Auto Manufacturers — 0.1%
Blue Bird Corp. (a) (b)	949	10,297
Navistar International Corp. (a) (b)	8,776	109,875
Wabash National Corp. (a)	11,688	154,282

		274,454

Automotive & Parts — 1.1%
Accuride Corp. (a)	6,339	9,826
American Axle & Manufacturing Holdings, Inc. (a)	13,043	200,732
Commercial Vehicle Group, Inc. (a)	4,846	12,842
Cooper Tire & Rubber Co.	9,902	366,572
Cooper-Standard Holding, Inc. (a)	2,335	167,746
Dana Holding Corp.	26,296	370,511
Dorman Products, Inc. (a)	4,598	250,223
Douglas Dynamics, Inc.	3,843	88,043
Federal-Mogul Corp. (a)	5,212	51,495
Gentherm, Inc. (a)	6,177	256,901
Horizon Global Corp. (a)	3,159	39,740
Meritor, Inc. (a)	15,718	126,687
Metaldyne Performance Group, Inc.	2,011	33,805
Miller Industries, Inc.	1,954	39,627
Modine Manufacturing Co. (a)	8,236	90,678
Motorcar Parts of America, Inc. (a)	3,087	117,244
Standard Motor Products, Inc.	3,427	118,746
Strattec Security Corp.	625	35,869
Superior Industries International, Inc.	4,020	88,762
Tenneco, Inc. (a)	9,943	512,164
Titan International, Inc. (b)	7,545	40,592
Tower International, Inc.	3,627	98,654

		3,117,459

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc. (a)	8,532	349,897

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Castle Brands, Inc. (a) (b)	11,283	$10,607
Core-Mark Holding Co., Inc.	3,971	323,875
Essendant, Inc.	6,588	210,355
MRC Global, Inc. (a)	17,711	232,723
Owens & Minor, Inc.	10,853	438,678
Pool Corp.	7,482	656,471
ScanSource, Inc. (a)	4,602	185,829
Tech Data Corp. (a)	6,302	483,804

		2,892,239

Entertainment — 1.2%
AMC Entertainment Holdings, Inc. Class A	3,645	102,024
Ascent Media Corp. Series A (a)	2,317	34,315
Carmike Cinemas, Inc. (a)	4,211	126,498
Churchill Downs, Inc.	2,187	323,414
DreamWorks Animation SKG, Inc. Class A (a) (b)	13,063	325,922
Eldorado Resorts, Inc. (a)	4,862	55,621
Empire Resorts, Inc. (a) (b)	468	6,388
Eros International PLC (a) (b)	4,865	55,996
International Speedway Corp. Class A	4,792	176,873
Isle of Capri Casinos, Inc. (a)	3,804	53,256
Marriott Vacations Worldwide Corp.	4,042	272,835
National CineMedia, Inc.	10,574	160,830
Penn National Gaming, Inc. (a)	13,731	229,170
Pinnacle Entertainment, Inc. (a)	10,409	365,356
Reading International, Inc. Series A (a)	2,814	33,712
Scientific Games Corp. Class A (a) (b)	8,640	81,475
SeaWorld Entertainment, Inc. (b)	11,762	247,708
Speedway Motorsports, Inc.	1,959	38,847
Vail Resorts, Inc.	6,250	835,625

		3,525,865

Home Builders — 0.8%
Beazer Homes USA, Inc. (a)	5,713	49,817
CalAtlantic Group, Inc.	13,229	442,113
Cavco Industries, Inc. (a)	1,522	142,246
Century Communities, Inc. (a)	2,624	44,792
Green Brick Partners, Inc. (a) (b)	3,793	28,789
Hovnanian Enterprises, Inc. Class A (a) (b)	20,786	32,426
Installed Building Products, Inc. (a)	3,418	90,953
KB Home (b)	12,967	185,169
LGI Homes, Inc. (a) (b)	2,405	58,225
M.D.C. Holdings, Inc.	6,696	167,802
M/I Homes, Inc. (a)	4,195	78,237
Meritage Home Corp. (a)	6,817	248,548
The New Home Co., Inc. (a) (b)	1,938	23,760
Taylor Morrison Home Corp. Class A (a)	5,587	78,888
TRI Pointe Group, Inc. (a)	27,773	327,166
WCI Communities, Inc. (a)	2,672	49,646
William Lyon Homes Class A (a) (b)	3,353	48,585

	Number of Shares	Value
Winnebago Industries, Inc.	4,627	$103,876

		2,201,038

Home Furnishing — 0.4%
American Woodmark Corp. (a)	2,207	164,620
Bassett Furniture Industries, Inc.	1,848	58,877
DTS, Inc. (a)	3,043	66,277
Ethan Allen Interiors, Inc.	4,364	138,862
Flexsteel Industries, Inc.	1,005	43,898
Hooker Furniture Corp.	1,855	60,937
Kimball International, Inc. Class B	5,897	66,931
La-Z-Boy, Inc.	8,800	235,312
Universal Electronics, Inc. (a)	2,492	154,479
VOXX International Corp. (a)	3,589	16,043

		1,006,236

Housewares — 0.1%
Libbey, Inc.	3,755	69,843
Lifetime Brands, Inc.	1,890	28,482
National Presto Industries, Inc.	833	69,756

		168,081

Leisure Time — 0.4%
Arctic Cat, Inc. (b)	2,253	37,850
Black Diamond, Inc. (a)	4,052	18,315
Callaway Golf Co.	13,415	122,345
ClubCorp Holdings, Inc.	7,550	106,002
Diamond Resorts International, Inc. (a) (b)	7,165	174,110
Escalade, Inc.	1,657	19,503
Fox Factory Holding Corp. (a)	2,951	46,655
Interval Leisure Group, Inc. (b)	6,730	97,181
Johnson Outdoors, Inc. Class A	834	18,532
Malibu Boats, Inc. Class A (a)	3,108	50,971
Marine Products Corp.	1,858	14,102
MCBC Holdings, Inc. (a)	1,240	17,459
Nautilus, Inc. (a)	5,399	104,309
Performance Sports Group Ltd. (a)	7,529	23,942
Planet Fitness, Inc. Class A (a) (b)	2,725	44,254
Travelport Worldwide Ltd.	18,154	247,984

		1,143,514

Lodging — 0.3%
Belmond Ltd. Class A (a)	16,657	158,075
Boyd Gaming Corp. (a)	13,720	283,455
Caesars Entertainment Corp. (a) (b)	9,535	64,838
Intrawest Resorts Holdings, Inc. (a)	2,996	25,616
La Quinta Holdings, Inc. (a)	16,108	201,350
Marcus Corp.	3,152	59,730
Monarch Casino & Resort, Inc. (a)	1,713	33,335
Morgans Hotel Group Co. (a) (b)	4,548	6,276

		832,675

Office Furnishings — 0.4%
Herman Miller, Inc.	10,252	316,684

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HNI Corp.	7,649	$299,612
Interface, Inc.	11,365	210,707
Knoll, Inc.	8,395	181,752
Steelcase, Inc. Class A	14,321	213,669

		1,222,424

Retail — 5.9%
Abercrombie & Fitch Co. Class A (b)	11,960	377,218
America’s Car-Mart, Inc. (a) (b)	1,490	37,250
American Eagle Outfitters, Inc. (b)	31,078	518,070
Asbury Automotive Group, Inc. (a)	4,365	261,202
Barnes & Noble Education, Inc. (a)	5,522	54,116
Barnes & Noble, Inc.	8,719	107,767
bebe stores, Inc. (b)	4,543	2,498
Big 5 Sporting Goods Corp.	3,207	35,630
Big Lots, Inc.	8,518	385,780
Biglari Holdings, Inc. (a)	285	105,937
BJ’s Restaurants, Inc. (a)	3,396	141,172
Bloomin’ Brands, Inc.	20,092	338,952
BMC Stock Holdings, Inc. (a)	6,449	107,182
Bob Evans Farms, Inc.	3,406	159,026
Bojangles’, Inc. (a)	1,382	23,508
Boot Barn Holdings, Inc. (a)	1,966	18,480
Bravo Brio Restaurant Group, Inc. (a)	2,614	20,258
The Buckle, Inc. (b)	4,864	164,744
Buffalo Wild Wings, Inc. (a)	3,267	483,908
Build-A-Bear Workshop, Inc. (a)	2,463	31,994
Burlington Stores, Inc. (a)	12,969	729,377
Caleres, Inc.	7,527	212,939
Carrols Restaurant Group, Inc. (a)	6,099	88,070
Casey’s General Stores, Inc.	6,683	757,317
Cash America International, Inc.	4,366	168,702
The Cato Corp. Class A	4,517	174,130
The Cheesecake Factory, Inc.	8,384	445,107
Chico’s FAS, Inc.	22,999	305,197
The Children’s Place Retail Store, Inc.	3,545	295,901
Christopher & Banks Corp. (a)	6,843	16,355
Chuy’s Holdings, Inc. (a)	2,831	87,959
Citi Trends, Inc.	2,687	47,909
Columbia Sportswear Co.	4,934	296,484
Conn’s, Inc. (a) (b)	4,174	52,008
The Container Store Group, Inc. (a)	2,604	15,285
Cracker Barrel Old Country Store, Inc. (b)	3,298	503,506
Dave & Buster’s Entertainment, Inc. (a)	3,918	151,940
Del Frisco’s Restaurant Group, Inc. (a)	4,051	67,166
Denny’s Corp. (a)	13,247	137,239
Destination XL Group, Inc. (a)	6,331	32,731
DineEquity, Inc.	2,917	272,535
Duluth Holdings, Inc. (a)	1,322	25,766
El Pollo Loco Holdings, Inc. (a)	2,363	31,522
Express, Inc. (a)	14,525	310,980
EZCORP, Inc. Class A (a)	9,205	27,339

	Number of Shares	Value
Fiesta Restaurant Group, Inc. (a)	4,615	$151,280
The Finish Line, Inc. Class A	7,917	167,049
First Cash Financial Services, Inc.	4,848	223,299
Five Below, Inc. (a)	9,366	387,190
Flex Pharma, Inc. (a) (b)	987	10,827
Fogo De Chao, Inc. (a)	906	14,143
Francesca’s Holdings Corp. (a)	7,270	139,293
Fred’s, Inc. Class A	6,381	95,141
Freshpet, Inc. (a)	3,554	26,051
Genesco, Inc. (a)	3,797	274,333
Group 1 Automotive, Inc.	4,014	235,582
Guess?, Inc.	10,644	199,788
The Habit Restaurants, Inc. Class A (a) (b)	2,025	37,726
Haverty Furniture Cos., Inc.	3,480	73,637
Hibbett Sports, Inc. (a) (b)	3,916	140,584
HSN, Inc.	5,589	292,361
Insight Enterprises, Inc. (a)	6,664	190,857
J Alexander’s Holdings, Inc. (a)	2,364	24,964
Jack in the Box, Inc.	5,967	381,112
Jamba, Inc. (a) (b)	2,213	27,353
Kirkland’s, Inc.	2,974	52,075
Kona Grill, Inc. (a) (b)	1,509	19,541
Krispy Kreme Doughnuts, Inc. (a)	11,142	173,704
Lands’ End, Inc. (a) (b)	2,826	72,091
Lithia Motors, Inc. Class A	3,916	341,984
Lumber Liquidators Holdings, Inc. (a) (b)	4,659	61,126
MarineMax, Inc. (a)	4,381	85,298
Mattress Firm Holding Corp. (a) (b)	3,523	149,340
Movado Group, Inc.	2,753	75,790
Noodles & Co. (a)	2,020	23,957
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,798	42,127
Papa John’s International, Inc.	4,724	255,994
Papa Murphy’s Holdings, Inc. (a) (b)	1,642	19,622
Party City Holdco, Inc. (a)	4,322	65,003
PC Connection, Inc.	1,864	48,110
Pier 1 Imports, Inc. (b)	14,564	102,094
Popeyes Louisiana Kitchen, Inc. (a)	3,984	207,407
Potbelly Corp. (a)	3,795	51,650
PriceSmart, Inc.	3,348	283,174
Red Robin Gourmet Burgers, Inc. (a)	2,429	156,598
Regis Corp. (a)	6,187	93,980
Restoration Hardware Holdings, Inc. (a) (b)	5,743	240,632
Ruby Tuesday, Inc. (a)	10,663	57,367
Rush Enterprises, Inc. Class A (a)	6,089	111,063
Ruth’s Hospitality Group, Inc.	5,995	110,368
Select Comfort Corp. (a)	8,494	164,699
Shake Shack, Inc. Class A (a) (b)	1,019	38,029
Shoe Carnival, Inc.	2,570	69,287
Sonic Automotive, Inc. Class A	5,124	94,691
Sonic Corp.	8,447	296,996

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sportsman’s Warehouse Holdings, Inc. (a)	3,105	$39,123
Stage Stores, Inc. (b)	5,482	44,185
Stein Mart, Inc.	5,161	37,830
Systemax, Inc. (a)	1,875	16,444
Tailored Brands, Inc.	8,311	148,767
Texas Roadhouse, Inc.	12,037	524,572
Tile Shop Holdings, Inc. (a)	4,659	69,466
Tilly’s, Inc. (a)	1,916	12,818
Titan Machinery, Inc. (a) (b)	3,036	35,096
Tuesday Morning Corp. (a)	7,571	61,931
Vera Bradley, Inc. (a) (b)	3,653	74,302
Vitamin Shoppe, Inc. (a) (b)	4,436	137,339
West Marine, Inc. (a)	3,192	29,015
Wingstop, Inc. (a)	1,194	27,080
Winmark Corp.	388	38,016
Zoe’s Kitchen, Inc. (a)	3,322	129,525
Zumiez, Inc. (a) (b)	3,418	68,087

		16,778,119

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	7,881	260,230
Wesco Aircraft Holdings, Inc. (a)	10,600	152,534

		412,764

Textiles — 0.3%
Culp, Inc.	1,778	46,619
G&K Services, Inc. Class A	3,433	251,467
Tumi Holdings, Inc. (a)	9,646	258,706
UniFirst Corp.	2,553	278,583

		835,375

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	3,257	24,232

		37,862,063

Consumer, Non-cyclical — 20.5%
Agriculture — 0.3%
Alico, Inc. (b)	639	17,643
Limoneira Co. (b)	1,968	29,914
MGP Ingredients, Inc.	1,701	41,232
Tejon Ranch Co. (a)	2,360	48,545
The Andersons, Inc.	4,884	153,406
Universal Corp. (b)	3,883	220,593
Vector Group Ltd. (b)	14,753	336,959

		848,292

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	1,564	289,449
Coca-Cola Bottling Co. Consolidated	801	127,968
Craft Brew Alliance, Inc. (a)	1,759	14,477
Farmer Bros Co. (a)	1,308	36,454
National Beverage Corp. (a)	1,965	83,159

		551,507

	Number of Shares	Value
Biotechnology — 2.9%
Abeona Therapeutics, Inc. (a) (b)	1,961	$5,020
Acceleron Pharma, Inc. (a)	4,213	111,181
Acorda Therapeutics, Inc. (a)	7,364	194,778
Aduro Biotech, Inc. (a) (b)	1,501	19,228
Advaxis, Inc. (a) (b)	5,214	47,082
Aegerion Pharmaceuticals, Inc. (a) (b)	4,135	15,300
Affimed NV (a) (b)	2,538	9,492
Affymetrix, Inc. (a)	13,297	186,291
Agenus, Inc. (a) (b)	13,143	54,675
Alder Biopharmaceuticals, Inc. (a)	4,025	98,572
AMAG Pharmaceuticals, Inc. (a)	5,937	138,926
ANI Pharmaceuticals, Inc. (a) (b)	1,374	46,249
Applied Genetic Technologies Corp. (a)	1,449	20,257
Arcadia Biosciences, Inc. (a) (b)	1,423	3,956
Ardelyx, Inc. (a)	3,761	29,223
Arena Pharmaceuticals, Inc. (a) (b)	41,663	82,076
ARIAD Pharmaceuticals, Inc. (a)	28,808	184,083
Assembly Biosciences, Inc. (a)	2,631	13,208
Asterias Biotherapeutics, Inc. (a) (b)	1,764	8,291
Atara Biotherapeutics, Inc. (a) (b)	2,921	55,587
Avalanche Biotechnologies, Inc. (a) (b)	3,439	17,780
Bellicum Pharmaceuticals, Inc. (a) (b)	1,370	12,810
BioCryst Pharmaceuticals, Inc. (a)	12,500	35,375
Biotime, Inc. (a) (b)	10,135	29,087
Blueprint Medicines Corp. (a)	1,659	29,945
Cambrex Corp. (a)	5,385	236,940
Celldex Therapeutics, Inc. (a) (b)	16,953	64,082
Cellular Biomedicine Group, Inc. (a)	1,664	31,034
Coherus Biosciences, Inc. (a)	4,058	86,151
Corium International, Inc. (a) (b)	1,659	6,404
CryoLife, Inc.	4,443	47,762
CTI BioPharma Corp. (a) (b)	33,772	17,946
Curis, Inc. (a)	18,913	30,450
Cytokinetics, Inc. (a) (b)	5,859	41,306
CytomX Therapeutics, Inc. (a) (b)	1,386	17,879
CytRx Corp. (a) (b)	11,174	29,946
Dermira, Inc. (a)	2,690	55,629
Dicerna Pharmaceuticals, Inc. (a) (b)	2,492	13,357
Dimension Therapeutics, Inc. (a) (b)	886	6,937
Dynavax Technologies Corp. (a) (b)	6,310	121,404
Edge Therapeutics, Inc. (a) (b)	1,345	12,307
Editas Medicine, Inc. (a)	1,167	40,308
Epizyme, Inc. (a)	6,920	83,870
Exact Sciences Corp. (a) (b)	16,504	111,237
Exelixis, Inc. (a) (b)	38,803	155,212
Fibrocell Science, Inc. (a) (b)	4,177	10,443
Five Prime Therapeutics, Inc. (a)	3,899	158,416
Foundation Medicine, Inc. (a) (b)	2,059	37,433
Galena Biopharma, Inc. (a) (b)	25,521	34,709
Genocea Biosciences, Inc. (a) (b)	3,881	30,039
Geron Corp. (a) (b)	27,221	79,485
Halozyme Therapeutics, Inc. (a) (b)	18,252	172,846

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harvard Bioscience, Inc. (a)	6,092	$18,398
Idera Pharmaceuticals, Inc. (a)	14,640	28,987
Immunogen, Inc. (a) (b)	14,839	126,428
Immunomedics, Inc. (a) (b)	16,597	41,493
Innoviva, Inc. (b)	14,642	184,343
Inovio Pharmaceuticals, Inc. (a) (b)	12,356	107,621
Insmed, Inc. (a)	10,586	134,125
Integra LifeSciences Holdings (a)	4,876	328,447
Ironwood Pharmaceuticals, Inc. (a)	21,670	237,070
Karyopharm Therapeutics, Inc. (a) (b)	3,976	35,466
Lexicon Pharmaceuticals, Inc. (a) (b)	7,145	85,383
Ligand Pharmaceuticals, Inc. Class B (a) (b)	3,018	323,198
Lion Biotechnologies, Inc. (a) (b)	7,940	40,335
Loxo Oncology, Inc. (a) (b)	1,566	42,814
MacroGenics, Inc. (a)	5,421	101,644
Merrimack Pharmaceuticals, Inc. (a) (b)	19,885	166,437
Momenta Pharmaceuticals, Inc. (a)	10,517	97,177
Myriad Genetics, Inc. (a)	11,947	447,176
NeoGenomics, Inc. (a)	9,204	62,035
NewLink Genetics Corp. (a) (b)	3,581	65,174
Nivalis Therapeutics, Inc. (a)	779	3,248
Novavax, Inc. (a) (b)	46,112	237,938
Omeros Corp. (a) (b)	6,504	99,771
Oncocyte Corp. (a) (b)	466	2,148
OncoMed Pharmaceuticals, Inc. (a)	2,892	29,238
Oncothyreon, Inc. (a) (b)	16,576	21,052
Organovo Holdings, Inc. (a) (b)	15,935	34,579
OvaScience, Inc. (a) (b)	4,104	38,947
Pacific Biosciences of California, Inc. (a)	11,979	101,821
Paratek Pharmaceuticals, Inc. (a) (b)	2,059	31,235
PDL BioPharma, Inc. (b)	28,251	94,076
Peregrine Pharmaceuticals, Inc. (a) (b)	38,150	16,042
Pfenex, Inc. (a)	2,872	28,232
Prothena Corp. PLC (a) (b)	5,810	239,140
PTC Therapeutics, Inc. (a) (b)	5,951	38,324
REGENXBIO, Inc. (a) (b)	1,332	14,386
Repligen Corp. (a)	5,653	151,613
Retrophin, Inc. (a) (b)	6,021	82,247
RTI Biologics, Inc. (a)	10,118	40,472
Sage Therapeutics, Inc. (a)	2,679	85,889
Sangamo Biosciences, Inc. (a) (b)	11,990	72,540
Second Sight Medical Products, Inc. (a) (b)	1,995	9,636
Sequenom, Inc. (a) (b)	20,702	29,190
Spark Therapeutics, Inc. (a) (b)	1,530	45,150
Spectrum Pharmaceuticals, Inc. (a)	11,522	73,280
Stemline Therapeutics, Inc. (a)	2,899	13,509
Theravance Biopharma, Inc. (a) (b)	4,904	92,195
Tobira Therapeutics, Inc. (a) (b)	457	3,738
Trovagene, Inc. (a) (b)	5,104	23,734
Ultragenyx Pharmaceutical, Inc. (a)	6,612	418,606

	Number of Shares	Value
Veracyte, Inc. (a) (b)	2,294	$12,388
Verastem, Inc. (a)	5,077	8,022
Versartis, Inc. (a) (b)	3,976	31,888
XBiotech, Inc. (a)	594	5,613
XOMA Corp. (a) (b)	15,267	11,801
ZIOPHARM Oncology, Inc. (a) (b)	19,731	146,404

		8,243,847

Commercial Services — 5.4%
ABM Industries, Inc.	9,628	311,081
The Advisory Board Co. (a)	7,298	235,360
Alarm.com Holdings, Inc. (a) (b)	1,370	32,469
Albany Molecular Research, Inc. (a) (b)	4,301	65,762
American Public Education, Inc. (a)	2,824	58,259
AMN Healthcare Services, Inc. (a)	8,178	274,863
Apollo Education Group, Inc. (a)	16,226	133,297
Arrowhead Research Corp. (a) (b)	10,369	49,979
Barrett Business Services, Inc.	1,256	36,110
Bridgepoint Education, Inc. (a)	2,921	29,444
Bright Horizons Family Solutions, Inc. (a)	6,422	416,017
Cambium Learning Group, Inc. (a)	2,389	10,201
Capella Education Co.	2,098	110,439
Cardtronics, Inc. (a)	7,712	277,555
Care.com, Inc. (a) (b)	3,151	19,379
Career Education Corp. (a)	11,537	52,378
Carriage Services, Inc. (b)	2,625	56,726
CBIZ, Inc. (a)	8,493	85,694
CDI Corp.	2,338	14,683
CEB, Inc.	5,754	372,456
Chemed Corp.	2,937	397,817
Cimpress NV (a) (b)	5,643	511,764
Civeo Corp. (a)	18,454	22,698
Collectors Universe	1,282	21,281
Convergys Corp.	16,986	471,701
Corvel Corp. (a)	1,479	58,302
CPI Card Group, Inc. (b)	3,019	24,877
CRA International, Inc. (a)	1,537	30,187
Cross Country Healthcare, Inc. (a)	5,544	64,477
Deluxe Corp.	8,587	536,602
DeVry Education Group, Inc. (b)	10,958	189,245
Electro Rent Corp.	2,850	26,391
Euronet Worldwide, Inc. (a)	8,922	661,209
Everi Holdings, Inc. (a)	11,707	26,809
EVERTEC, Inc.	11,306	158,058
ExamWorks Group, Inc. (a)	7,109	210,142
Exlservice Holdings, Inc. (a)	5,722	296,400
Exponent, Inc.	4,465	227,760
Forrester Research, Inc.	1,728	58,078
Franklin Covey Co. (a)	2,169	38,153
FTI Consulting, Inc. (a)	7,155	254,074
Grand Canyon Education, Inc. (a)	8,093	345,895
Great Lakes Dredge & Dock Co. (a)	10,436	46,544

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Green Dot Corp. Class A (a)	7,885	$181,118
H&E Equipment Services, Inc.	5,366	94,066
The Hackett Group, Inc.	4,113	62,188
Healthcare Services Group, Inc.	12,288	452,321
HealthEquity, Inc. (a)	6,236	153,842
Heartland Payment Systems, Inc.	6,293	607,715
Heidrick & Struggles International, Inc.	3,150	74,655
Hill International, Inc. (a)	6,564	22,121
Hillenbrand, Inc.	10,822	324,119
HMS Holdings Corp. (a)	14,451	207,372
Huron Consulting Group, Inc. (a)	3,708	215,768
ICF International, Inc. (a)	3,356	115,346
INC Research Holdings, Inc. Class A (a)	2,230	91,898
Insperity, Inc.	2,776	143,602
James River Group Holdings Ltd.	1,888	60,907
K12, Inc. (a)	5,802	57,382
Kelly Services, Inc. Class A	5,106	97,627
Kforce, Inc.	4,239	83,000
Korn/Ferry International	8,669	245,246
Landauer, Inc.	1,654	54,698
LendingTree, Inc. (a) (b)	1,078	105,407
Liberty Tax, Inc.	1,075	21,059
LifeLock, Inc. (a)	16,224	195,824
McGrath RentCorp	4,111	103,104
Medifast, Inc.	1,874	56,576
MoneyGram International, Inc. (a)	4,992	30,551
Monro Muffler Brake, Inc.	5,470	390,941
Monster Worldwide, Inc. (a)	15,385	50,155
Multi-Color Corp.	2,171	115,823
National Research Corp. Class A	1,721	26,761
Navigant Consulting, Inc. (a)	8,288	131,033
Neff Corp. Class A (a) (b)	1,820	13,541
NV5 Global, Inc. (a) (b)	848	22,752
On Assignment, Inc. (a)	8,895	328,403
PAREXEL International Corp. (a)	9,486	595,057
Patriot National, Inc. (a) (b)	1,350	10,395
Paylocity Holding Corp. (a) (b)	2,663	87,187
Pendrell Corp. (a)	25,925	13,740
PFSweb, Inc. (a)	2,000	26,240
PHH Corp. (a)	7,641	95,818
The Providence Service Corp. (a)	2,181	111,384
Quad/Graphics, Inc.	4,938	63,898
Rent-A-Center, Inc.	9,118	144,520
Resources Connection, Inc.	6,454	100,424
RPX Corp. (a)	9,330	105,056
ServiceSource International, Inc. (a) (b)	10,306	43,903
Sotheby’s	9,539	254,977
SP Plus Corp. (a)	2,878	69,245
Strayer Education, Inc. (a)	1,886	91,942
Team Health Holdings, Inc. (a)	12,388	517,942
Team, Inc. (a)	4,971	151,019
TeleTech Holdings, Inc.	2,779	77,145
TriNet Group, Inc. (a)	7,079	101,584

	Number of Shares	Value
TrueBlue, Inc. (a)	7,213	$188,620
Universal Technical Institute, Inc.	3,524	15,188
Vectrus, Inc. (a)	1,809	41,155
Viad Corp.	3,444	100,427
Volt Information Sciences, Inc. (a)	1,640	12,349
Weight Watchers International, Inc. (a) (b)	4,749	69,003

		15,345,755

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a) (b)	4,545	37,223
Inter Parfums, Inc.	2,923	90,321
Revlon, Inc. Class A (a)	1,980	72,092

		199,636

Foods — 2.1%
Amplify Snack Brands, Inc. (a) (b)	2,643	37,848
B&G Foods, Inc.	10,776	375,113
Cal-Maine Foods, Inc. (b)	5,387	279,639
Calavo Growers, Inc.	2,535	144,647
The Chefs’ Warehouse, Inc. (a)	3,243	65,800
Dean Foods Co. (b)	16,236	281,207
Fairway Group Holdings Corp. (a) (b)	3,094	1,083
Fresh Del Monte Produce, Inc.	5,730	241,061
The Fresh Market, Inc. (a)	7,415	211,550
Ingles Markets, Inc. Class A	2,295	86,062
Inventure Foods, Inc. (a) (b)	3,262	18,430
J&J Snack Foods Corp.	2,562	277,413
John B Sanfilippo & Son, Inc.	1,430	98,799
Lancaster Colony Corp.	3,186	352,276
Lifeway Foods, Inc. (a)	753	8,155
Performance Food Group Co. (a) (b)	2,869	66,991
Post Holdings, Inc. (a)	10,592	728,412
Sanderson Farms, Inc.	3,856	347,734
Seaboard Corp. (a)	45	135,135
Seneca Foods Corp. Class A (a)	1,313	45,614
Senomyx, Inc. (a) (b)	7,848	20,405
Smart & Final Stores, Inc. (a)	4,176	67,651
Snyders-Lance, Inc.	11,914	375,053
SpartanNash Co.	6,467	196,015
SUPERVALU, Inc. (a)	45,033	259,390
Tootsie Roll Industries, Inc. (b)	3,294	115,076
TreeHouse Foods, Inc. (a)	9,701	841,562
United Natural Foods, Inc. (a)	8,613	347,104
Village Super Market Class A	1,213	29,306
Weis Markets, Inc.	1,893	85,299

		6,139,830

Health Care – Products — 3.6%
Abaxis, Inc.	3,878	176,022
ABIOMED, Inc. (a)	7,179	680,641
Accelerate Diagnostics, Inc. (a)	4,292	61,676
Accuray, Inc. (a) (b)	13,597	78,591
AngioDynamics, Inc. (a)	4,329	53,203
AtriCure, Inc. (a) (b)	4,881	82,147

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atrion Corp.	244	$96,468
BioTelemetry, Inc. (a)	4,653	54,347
Cantel Medical Corp.	5,907	421,524
Cardiovascular Systems, Inc. (a)	5,545	57,502
Cepheid, Inc. (a)	12,349	411,963
Cerus Corp. (a) (b)	16,408	97,299
ConforMIS, Inc. (a) (b)	1,703	18,307
CONMED Corp.	4,747	199,089
Cutera, Inc. (a)	2,199	24,739
Cynosure Inc. Class A (a)	3,811	168,141
EndoChoice Holdings, Inc. (a)	1,019	5,309
Endologix, Inc. (a)	12,632	105,604
Entellus Medical, Inc. (a)	906	16,480
Exactech, Inc. (a)	1,704	34,523
GenMark Diagnostics, Inc. (a)	7,257	38,244
Genomic Health, Inc. (a)	3,064	75,895
Glaukos Corp. (a) (b)	1,199	20,215
Globus Medical, Inc. Class A (a)	11,804	280,345
Haemonetics Corp. (a)	8,891	311,007
Halyard Health, Inc. (a)	8,004	229,955
HeartWare International, Inc. (a) (b)	2,969	93,286
ICU Medical, Inc. (a)	2,431	253,067
Inogen, Inc. (a)	2,706	121,716
Insulet Corp. (a)	9,759	323,608
Intersect ENT, Inc. (a)	2,850	54,150
Invacare Corp. (b)	5,568	73,331
InVivo Therapeutics Holdings Corp. (a) (b)	4,642	32,401
Invuity, Inc. (a) (b)	713	5,148
iRadimed Corp. (a) (b)	486	9,312
K2M Group Holdings, Inc. (a)	3,044	45,143
Lantheus Holdings, Inc. (a)	1,901	3,593
LDR Holding Corp. (a) (b)	4,357	111,060
LeMaitre Vascular, Inc.	2,103	32,639
LivaNova PLC (a)	7,633	412,029
Luminex Corp. (a)	7,386	143,288
Masimo Corp. (a)	7,522	314,720
Medgenics, Inc. (a) (b)	4,012	17,653
Meridian Bioscience, Inc.	7,172	147,815
Merit Medical Systems, Inc. (a)	7,573	140,025
MiMedx Group, Inc. (a) (b)	18,687	163,324
NanoString Technologies, Inc. (a) (b)	2,329	35,447
Natus Medical, Inc. (a)	5,671	217,937
Navidea Biopharmaceuticals, Inc. (a) (b)	24,913	23,530
Novocure Ltd. (a) (b)	1,518	21,981
NuVasive, Inc. (a)	8,318	404,671
Nuvectra Corp. (a)	1,410	7,628
NxStage Medical, Inc. (a)	10,878	163,061
Ocular Therapeutix, Inc. (a) (b)	2,672	25,812
OraSure Technologies, Inc. (a)	9,701	70,138
Orthofix International NV (a)	3,227	133,985
Oxford Immunotec Global PLC (a) (b)	3,403	33,724
Penumbra, Inc. (a)	777	35,742

	Number of Shares	Value
Quidel Corp. (a)	4,950	$85,437
Rockwell Medical Technologies, Inc. (a) (b)	8,713	65,435
SeaSpine Holdings Corp. (a)	1,425	20,862
Sientra, Inc. (a) (b)	1,419	9,706
The Spectranetics Corp. (a)	7,290	105,851
Staar Surgical Co. (a) (b)	6,677	49,343
STERIS PLC	14,653	1,041,096
SurModics, Inc. (a)	2,267	41,735
Tandem Diabetes Care, Inc. (a) (b)	3,069	26,731
TransEnterix, Inc. (a) (b)	7,914	33,634
Unilife Corp. (a) (b)	20,557	13,979
Utah Medical Products, Inc.	655	40,964
Vascular Solutions, Inc. (a)	2,968	96,549
West Pharmaceutical Services, Inc.	12,373	857,696
Wright Medical Group NV (a)	15,352	254,843
Zeltiq Aesthetics, Inc. (a) (b)	5,543	150,548

		10,364,609

Health Care – Services — 1.9%
AAC Holdings, Inc. (a) (b)	1,343	26,578
Addus HomeCare Corp. (a)	1,100	18,909
Adeptus Health, Inc. (a) (b)	1,066	59,206
Air Methods Corp. (a) (b)	6,756	244,702
Alliance HealthCare Services, Inc. (a)	745	5,357
Almost Family, Inc. (a)	1,245	46,364
Amedisys, Inc. (a)	4,854	234,642
Amsurg Corp. (a)	9,280	692,288
Capital Senior Living Corp. (a)	5,069	93,878
Catalent, Inc. (a)	14,369	383,221
Civitas Solutions, Inc. (a)	1,975	34,424
The Ensign Group, Inc.	8,750	198,100
Five Star Quality Care, Inc. (a)	7,836	17,944
Genesis Healthcare, Inc. (a)	6,046	14,027
HealthSouth Corp.	15,738	592,221
Healthways, Inc. (a)	5,345	53,931
Invitae Corp. (a) (b)	1,349	13,800
Kindred Healthcare, Inc.	14,355	177,284
LHC Group, Inc. (a)	2,238	79,583
Magellan Health, Inc. (a)	4,292	291,556
Molina Healthcare, Inc. (a)	6,754	435,566
Natera, Inc. (a) (b)	1,784	16,984
National Healthcare Corp.	1,732	107,904
Nobilis Health Corp. (a) (b)	5,693	17,762
RadNet, Inc. (a)	5,786	27,946
Select Medical Holdings Corp.	18,057	213,253
Surgery Partners, Inc. (a)	2,675	35,471
Surgical Care Affiliates, Inc. (a)	3,702	171,329
T2 Biosystems, Inc. (a) (b)	1,947	19,197
Teladoc, Inc. (a) (b)	1,614	15,494
Triple-S Management Corp. Class B (a)	4,154	103,269
U.S. Physical Therapy, Inc.	2,132	106,024
Universal American Corp.	8,559	61,111

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vocera Communications, Inc. (a)	4,424	$56,406
WellCare Health Plans, Inc. (a)	7,576	702,674

		5,368,405

Household Products — 0.6%
Acco Brands Corp. (a)	18,893	169,659
Central Garden & Pet Co. Class A (a)	7,273	118,477
CSS Industries, Inc.	1,641	45,833
Ennis, Inc.	4,428	86,568
Helen of Troy Ltd. (a)	4,899	507,977
Prestige Brands Holdings, Inc. (a)	8,990	479,976
Skullcandy, Inc. (a)	3,542	12,610
WD-40 Co.	2,507	270,781

		1,691,881

Pharmaceuticals — 3.4%
Acadia Pharmaceuticals, Inc. (a) (b)	14,497	405,336
Achillion Pharmaceuticals, Inc. (a)	20,226	156,145
Aclaris Therapeutics, Inc. (a) (b)	1,046	19,822
Adamas Pharmaceuticals, Inc. (a) (b)	2,124	30,713
Aerie Pharmaceuticals, Inc. (a)	3,586	43,606
Agile Therapeutics, Inc. (a)	2,301	14,289
Aimmune Therapeutics, Inc. (a) (b)	1,870	25,357
Akebia Therapeutics, Inc. (a)	5,425	48,879
Alimera Sciences, Inc. (a) (b)	5,179	9,063
Amicus Therapeutics, Inc. (a) (b)	19,935	168,451
Amphastar Pharmaceuticals, Inc. (a)	5,451	65,412
Anacor Pharmaceuticals, Inc. (a)	7,050	376,822
Anika Therapeutics, Inc. (a)	2,516	112,516
Antares Pharma, Inc. (a) (b)	25,267	21,985
Anthera Pharmaceuticals, Inc. (a) (b)	6,969	25,228
Aralez Pharmaceuticals, Inc. (a) (b)	9,352	33,200
Aratana Therapeutics, Inc. (a) (b)	5,309	29,306
Array Biopharma, Inc. (a) (b)	24,333	71,782
aTyr Pharma, Inc. (a) (b)	890	3,507
Avexis, Inc. (a)	800	21,792
Axovant Sciences Ltd. (a) (b)	2,406	27,621
BioDelivery Sciences International, Inc. (a) (b)	8,347	26,961
BioScrip, Inc. (a) (b)	11,656	24,944
Biospecifics Technologies Corp. (a)	828	28,831
Calithera Biosciences, Inc. (a) (b)	1,892	10,747
Cara Therapeutics, Inc. (a)	3,415	21,241
Carbylan Therapeutics, Inc. (a) (b)	1,807	1,162
Catabasis Pharmaceuticals, Inc. (a) (b)	720	3,629
Catalyst Pharmaceuticals, Inc. (a)	12,257	14,341
Cempra, Inc. (a) (b)	6,042	105,856
ChemoCentryx, Inc. (a) (b)	4,575	11,392
Chiasma, Inc. (a)	1,352	12,384
Chimerix, Inc. (a) (b)	7,773	39,720
Cidara Therapeutics, Inc. (a) (b)	834	10,592
Clovis Oncology, Inc. (a) (b)	4,789	91,949
Collegium Pharmaceutical, Inc. (a) (b)	1,260	22,869
Concert Pharmaceuticals, Inc. (a)	2,677	36,568

	Number of Shares	Value
Corcept Therapeutics, Inc. (a) (b)	10,838	$50,722
CorMedix, Inc. (a) (b)	6,084	16,123
DepoMed, Inc. (a) (b)	10,314	143,674
Diplomat Pharmacy, Inc. (a) (b)	6,223	170,510
Durect Corp. (a) (b)	19,861	26,812
Dyax Corp. (c)	23,469	-
Eagle Pharmaceuticals, Inc. (a) (b)	1,477	59,818
Emergent BioSolutions, Inc. (a)	5,226	189,965
Enanta Pharmaceuticals, Inc. (a) (b)	2,755	80,914
Endocyte, Inc. (a) (b)	6,536	20,262
Esperion Therapeutics, Inc. (a) (b)	2,322	39,265
FibroGen, Inc. (a)	8,236	175,344
Flexion Therapeutics, Inc. (a)	2,522	23,202
Foamix Pharmaceuticals Ltd. (a) (b)	3,898	25,415
Global Blood Therapeutics, Inc. (a)	1,137	18,033
Heron Therapeutics, Inc. (a) (b)	5,030	95,520
Heska Corp. (a)	962	27,417
Ignyta, Inc. (a)	3,682	24,927
Immune Design Corp. (a) (b)	1,960	25,480
Impax Laboratories, Inc. (a)	12,330	394,807
Infinity Pharmaceuticals, Inc. (a)	8,456	44,563
Insys Therapeutics, Inc. (a) (b)	4,050	64,759
Intra-Cellular Therapies, Inc. (a)	4,586	127,491
Keryx Biopharmaceuticals, Inc. (a) (b)	17,820	83,219
Kite Pharma, Inc. (a) (b)	5,572	255,810
La Jolla Pharmaceutical Co. (a) (b)	2,412	50,435
Lannett Co., Inc. (a) (b)	4,563	81,815
MannKind Corp. (a) (b)	42,445	68,336
The Medicines Co. (a)	11,388	361,797
Mirati Therapeutics, Inc. (a) (b)	2,015	43,121
MyoKardia, Inc. (a) (b)	987	10,571
NantKwest, Inc. (a) (b)	1,052	8,647
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	1,519	32,309
Natural Health Trends Corp. (b)	1,379	45,714
Nature’s Sunshine Products, Inc.	1,724	16,550
Nektar Therapeutics (a)	22,613	310,929
Neogen Corp. (a)	6,372	320,830
Neos Therapeutics, Inc. (a) (b)	856	9,236
Neurocrine Biosciences, Inc. (a)	14,694	581,148
Nevro Corp. (a)	2,867	161,297
Northwest Biotherapeutics, Inc. (a) (b)	7,731	11,287
Nutraceutical International Corp. (a)	1,407	34,260
Omega Protein Corp. (a)	3,736	63,288
Omthera Pharmaceuticals, Inc. (c)	428	-
Ophthotech Corp. (a)	4,078	172,377
Orexigen Therapeutics, Inc. (a) (b)	16,576	9,327
Osiris Therapeutics, Inc. (b)	3,171	18,106
Otonomy, Inc. (a)	3,229	48,177
Pacira Pharmaceuticals, Inc. (a)	6,268	332,079
Pernix Therapeutics Holdings (a) (b)	6,881	7,225
PetMed Express, Inc. (b)	3,467	62,094
PharMerica Corp. (a)	5,227	115,569

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phibro Animal Health Corp. Class A	3,000	$81,120
Portola Pharmaceuticals, Inc. (a)	8,591	175,256
PRA Health Sciences, Inc. (a)	3,421	146,282
Progenics Pharmaceuticals, Inc. (a)	12,047	52,525
Proteon Therapeutics, Inc. (a) (b)	1,267	9,807
Radius Health, Inc. (a) (b)	5,684	178,705
Raptor Pharmaceutical Corp. (a)	13,848	63,701
Regulus Therapeutics, Inc. (a) (b)	5,012	34,733
Relypsa, Inc. (a) (b)	5,607	75,975
Revance Therapeutics, Inc. (a) (b)	3,178	55,488
Rigel Pharmaceuticals, Inc. (a)	14,841	30,869
Sagent Pharmaceuticals, Inc. (a)	3,801	46,258
Sarepta Therapeutics, Inc. (a) (b)	7,701	150,324
SciClone Pharmaceuticals, Inc. (a)	8,518	93,698
Seres Therapeutics, Inc. (a)	1,453	38,592
Sorrento Therapeutics, Inc. (a) (b)	4,797	25,808
Sucampo Pharmaceuticals, Inc. Class A (a)	4,315	47,163
Supernus Pharmaceuticals, Inc. (a)	5,904	90,036
Synergy Pharmaceuticals, Inc. (a)	17,418	48,074
Synta Pharmaceuticals Corp. (a) (b)	14,379	3,451
Synutra International, Inc. (a) (b)	3,539	17,589
Teligent, Inc. (a) (b)	7,339	35,961
TESARO, Inc. (a) (b)	4,004	176,296
Tetraphase Pharmaceuticals, Inc. (a)	6,154	28,493
TG Therapeutics, Inc. (a) (b)	6,093	51,912
TherapeuticsMD, Inc. (a) (b)	24,727	158,253
Threshold Pharmaceuticals, Inc. (a)	10,377	4,773
Tokai Pharmaceuticals, Inc. (a) (b)	1,579	8,858
Trevena, Inc. (a)	5,552	45,915
USANA Health Sciences, Inc. (a) (b)	911	110,614
Vanda Pharmaceuticals, Inc. (a)	7,200	60,192
Vitae Pharmaceuticals, Inc. (a) (b)	2,314	15,342
Vital Therapies, Inc. (a) (b)	3,657	33,169
VIVUS, Inc. (a) (b)	18,224	25,514
Voyager Therapeutics, Inc. (a) (b)	914	7,979
vTv Therapeutics, Inc. Class A (a) (b)	953	4,917
Xencor, Inc. (a)	4,894	65,677
Xenoport, Inc. (a)	10,099	45,546
Zafgen, Inc. (a) (b)	2,748	18,357
Zogenix, Inc. (a)	4,330	40,009
Zynerba Pharmaceuticals, Inc. (a) (b)	535	5,056

		9,742,881

		58,496,643

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. Class A (a)	4,808	159,914
HRG Group, Inc. (a)	13,530	188,473
Liberty TripAdvisor Holdings, Inc. Class A (a)	12,865	285,088
National Bank Holdings Corp. Class A	5,157	105,151

	Number of Shares	Value
Primoris Services Corp.	6,672	$162,130
Resource America, Inc. Class A	2,616	15,094
Tiptree Financial, Inc. Class A	5,051	28,791

		944,641

Energy — 2.3%
Coal — 0.1%
Cloud Peak Energy, Inc. (a) (b)	10,742	20,947
Hallador Energy Co. (b)	2,076	9,487
Peabody Energy Corp. (b)	3,063	7,106
SunCoke Energy, Inc.	11,221	72,937
Westmoreland Coal Co. (a) (b)	3,204	23,101

		133,578

Energy – Alternate Sources — 0.3%
Clean Energy Fuels Corp. (a) (b)	12,373	36,253
Enphase Energy, Inc. (a) (b)	4,467	10,408
FuelCell Energy, Inc. (a) (b)	4,153	28,116
FutureFuel Corp.	4,218	49,730
Green Plains Renewable Energy, Inc.	6,527	104,171
Headwaters, Inc. (a)	12,685	251,670
Pacific Ethanol, Inc. (a) (b)	5,292	24,767
Pattern Energy Group, Inc. (b)	9,598	183,034
Plug Power, Inc. (a) (b)	29,828	61,147
Renewable Energy Group, Inc. (a)	7,550	71,272
REX American Resources Corp. (a) (b)	999	55,415
Solazyme, Inc. (a) (b)	13,957	28,333
Sunrun, Inc. (a) (b)	3,096	20,062
TerraForm Global, Inc. Class A	7,130	16,969
Vivint Solar, Inc. (a) (b)	3,364	8,915

		950,262

Oil & Gas — 1.3%
Abraxas Petroleum Corp. (a) (b)	16,894	17,063
Adams Resources & Energy, Inc.	362	14,473
Alon USA Energy, Inc. (b)	5,403	55,759
Approach Resources Inc. (a) (b)	6,070	7,041
Atwood Oceanics, Inc. (b)	11,120	101,970
Bill Barrett Corp. (a) (b)	8,605	53,523
Bonanza Creek Energy, Inc. (a) (b)	8,897	14,146
Callon Petroleum Co. (a)	16,536	146,344
Carrizo Oil & Gas, Inc. (a)	10,029	310,097
Clayton Williams Energy, Inc. (a) (b)	971	8,661
Contango Oil & Gas Co. (a)	3,077	36,278
Delek US Holdings, Inc.	9,866	150,358
Earthstone Energy, Inc. (a) (b)	248	3,003
Eclipse Resources Corp. (a) (b)	7,655	11,023
Energy XXI Ltd. (b)	15,251	9,500
Erin Energy Corp. (a) (b)	2,052	3,858
Evolution Petroleum Corp.	4,359	21,185
EXCO Resources, Inc. (a) (b)	27,304	27,006
Fairmount Santrol Holdings, Inc. (a) (b)	11,286	28,328
Gastar Exploration, Inc. (a) (b)	13,149	14,464
Halcon Resources Corp. (a) (b)	13,454	12,931
Isramco, Inc. (a) (b)	160	13,072

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jones Energy, Inc. Class A (a) (b)	4,887	$16,274
Matador Resources Co. (a) (b)	13,754	260,776
North Atlantic Drilling Ltd. (a) (b)	1,095	3,000
Northern Oil and Gas, Inc. (a) (b)	10,641	42,458
Oasis Petroleum, Inc. (a) (b)	31,067	226,168
Panhandle Oil and Gas, Inc. Class A	2,866	49,610
Par Pacific Holdings, Inc. (a)	2,764	51,853
Parker Drilling Co. (a)	21,008	44,537
Parsley Energy, Inc. Class A (a)	17,190	388,494
PDC Energy, Inc. (a)	7,946	472,390
Rex Energy Corp. (a) (b)	7,823	6,010
RSP Permian, Inc. (a)	11,292	327,920
Sanchez Energy Corp. (a)	8,944	49,102
SemGroup Corp. Class A	7,551	169,142
Seventy Seven Energy, Inc. (a) (b)	9,683	5,617
Stone Energy Corp. (a)	9,418	7,440
Synergy Resources Corp. (a) (b)	20,525	159,479
TransAtlantic Petroleum Ltd. (a)	4,514	3,385
Trecora Resources (a)	3,415	32,852
Triangle Petroleum Corp. (a) (b)	6,872	3,727
Ultra Petroleum Corp. (a) (b)	24,297	12,100
Unit Corp. (a)	8,691	76,568
W&T Offshore, Inc. (a) (b)	5,706	12,496
Western Refining, Inc.	12,235	355,916

		3,837,397

Oil & Gas Services — 0.6%
Archrock, Inc.	11,979	95,832
Basic Energy Services, Inc. (a) (b)	7,327	20,223
C&J Energy Services Ltd. (a) (b)	9,960	14,044
CARBO Ceramics, Inc. (b)	3,377	47,953
Exterran Corp. (a)	5,965	92,219
Flotek Industries, Inc. (a) (b)	9,201	67,443
Forum Energy Technologies, Inc. (a)	10,188	134,482
Geospace Technologies Corp. (a) (b)	2,346	28,950
Helix Energy Solutions Group, Inc. (a)	18,214	101,998
Hornbeck Offshore Services, Inc. (a) (b)	5,498	54,595
Independence Contract Drilling, Inc. (a) (b)	2,754	13,137
ION Geophysical Corp. (a)	1,632	13,187
Key Energy Services, Inc. (a) (b)	19,611	7,244
Matrix Service Co. (a)	4,591	81,261
Natural Gas Services Group, Inc. (a)	2,232	48,278
Newpark Resources, Inc. (a)	14,448	62,415
Oil States International, Inc. (a)	8,868	279,519
Pioneer Energy Services Corp. (a)	11,062	24,336
SEACOR Holdings, Inc. (a) (b)	2,953	160,791
Tesco Corp.	6,725	57,902
TETRA Technologies, Inc. (a)	13,689	86,925
Thermon Group Holdings, Inc. (a)	5,518	96,896
Tidewater, Inc. (b)	8,096	55,296

		1,644,926

		6,566,163

	Number of Shares	Value
Financial — 25.7%
Banks — 8.5%
1st Source Corp.	2,805	$89,311
Access National Corp.	1,274	25,263
Allegiance Bancshares, Inc. (a) (b)	472	8,671
American National Bankshares, Inc.	1,532	38,806
Ameris Bancorp	5,531	163,607
Ames National Corp. (b)	1,639	40,582
Arrow Financial Corp.	1,939	51,519
BancFirst Corp.	1,249	71,230
Banco Latinoamericano de Comercio Exterior SA	5,173	125,290
The Bancorp, Inc. (a)	5,788	33,107
BancorpSouth, Inc.	16,611	353,980
Bank Mutual Corp.	8,009	60,628
Bank of Marin Bancorp	1,030	50,697
Bank of the Ozarks, Inc.	13,416	563,070
Banner Corp.	3,602	151,428
Bar Harbor Bankshares	1,006	33,419
BBCN Bancorp, Inc.	13,682	207,830
Blue Hills Bancorp, Inc.	4,811	65,766
BNC Bancorp	5,139	108,536
Boston Private Financial Holdings, Inc.	14,281	163,517
Bridge Bancorp, Inc.	2,555	77,851
Bryn Mawr Bank Corp.	3,061	78,760
C1 Financial, Inc. (a)	1,059	25,628
Camden National Corp.	1,284	53,928
Capital Bank Financial Corp. Class A	3,626	111,862
Capital City Bank Group, Inc.	1,917	27,969
Cardinal Financial Corp.	5,533	112,597
Cascade Bancorp (a)	5,448	31,108
Cass Information Systems, Inc.	1,965	102,868
Cathay General Bancorp	13,746	389,424
Centerstate Banks, Inc.	7,809	116,276
Central Pacific Financial Corp.	3,948	85,948
Century Bancorp, Inc. Class A	613	23,852
Chemical Financial Corp.	5,798	206,931
Citizens & Northern Corp.	2,098	41,708
City Holding Co.	2,615	124,945
CNB Financial Corp.	2,514	44,221
CoBiz Financial, Inc.	6,241	73,769
Columbia Banking System, Inc.	9,912	296,567
Community Bank System, Inc.	7,341	280,500
Community Trust Bancorp, Inc.	2,686	94,870
CommunityOne Bancorp (a)	2,046	27,171
ConnectOne Bancorp, Inc.	5,141	84,055
CU Bancorp (a)	2,884	61,054
Customers Bancorp, Inc. (a)	4,600	108,698
CVB Financial Corp.	18,267	318,759
Eagle Bancorp, Inc. (a)	5,145	246,960
Enterprise Bancorp, Inc.	1,346	35,319
Enterprise Financial Services Corp.	3,422	92,531
Equity Bancshares, Inc. Class A (a)	347	7,287

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
F.N.B. Corp.	34,904	$454,101
Farmers Capital Bank Corp.	1,260	33,289
Fidelity Southern Corp.	3,068	49,211
Financial Institutions, Inc.	2,432	70,698
First BanCorp (a)	20,006	58,418
First Bancorp	3,382	63,751
First Bancorp, Inc.	1,801	35,138
First Busey Corp.	4,135	84,685
First Business Financial Services, Inc.	1,464	33,570
First Citizens BancShares, Inc. Class A	1,325	332,668
First Commonwealth Financial Corp.	15,323	135,762
First Community Bancshares, Inc.	2,878	57,100
First Connecticut Bancorp, Inc.	2,791	44,544
First Financial Bancorp	10,607	192,835
First Financial Bankshares, Inc. (b)	11,034	326,386
First Financial Corp.	1,896	64,862
First Interstate BancSystem, Inc. Class A	3,370	94,798
First Merchants Corp.	6,958	164,000
First Midwest Bancorp, Inc.	13,375	241,017
First NBC Bank Holding Co. (a)	2,653	54,625
The First of Long Island Corp.	2,107	60,050
FirstMerit Corp.	28,518	600,304
Franklin Financial Network, Inc. (a)	962	25,974
Fulton Financial Corp.	30,391	406,632
German American Bancorp Inc.	2,562	82,496
Glacier Bancorp, Inc.	12,989	330,180
Great Southern Bancorp, Inc.	1,802	66,908
Great Western Bancorp, Inc.	7,106	193,781
Green Bancorp, Inc. (a)	2,378	18,001
Guaranty Bancorp	2,559	39,562
Hampton Roads Bankshares, Inc. (a) (b)	6,371	11,277
Hancock Holding Co.	13,408	307,848
Hanmi Financial Corp.	5,490	120,890
Heartland Financial USA, Inc.	3,250	100,067
Heritage Commerce Corp.	4,274	42,783
Heritage Financial Corp.	5,185	91,100
Heritage Oaks Bancorp	3,990	31,082
Home Bancshares, Inc.	9,820	402,129
Horizon Bancorp	1,964	48,550
IBERIABANK Corp.	6,571	336,895
Independent Bank Corp.	3,941	57,342
Independent Bank Corp.	4,493	206,498
Independent Bank Group, Inc.	1,669	45,731
International Bancshares Corp.	9,312	229,634
Kearny Financial Corp.	16,072	198,489
Lakeland Bancorp, Inc.	6,513	66,107
Lakeland Financial Corp.	2,852	130,565
LegacyTexas Financial Group, Inc.	8,192	160,973
Live Oak Bancshares, Inc. (b)	879	13,185
MainSource Financial Group, Inc.	3,719	78,434
MB Financial, Inc.	12,919	419,222
Mercantile Bank Corp.	2,891	64,816
Merchants Bancshares, Inc.	871	25,904

	Number of Shares	Value
MidWestOne Financial Group, Inc.	1,365	$37,469
National Bankshares, Inc. (b)	1,164	39,948
National Commerce Corp. (a) (b)	1,010	23,846
National Penn Bancshares, Inc.	24,130	256,743
NBT Bancorp, Inc.	7,558	203,688
Northwest Bancshares, Inc.	17,421	235,358
OFG Bancorp (b)	7,668	53,599
Old National Bancorp	20,147	245,592
Old Second Bancorp, Inc. (a)	4,954	35,520
Opus Bank	1,789	60,826
Pacific Continental Corp.	3,361	54,213
Park National Corp.	2,243	201,870
Park Sterling Corp.	8,327	55,541
Peapack Gladstone Financial Corp.	2,689	45,444
Penns Woods Bancorp, Inc. (b)	802	30,909
People’s Utah Bancorp	446	7,060
Peoples Bancorp, Inc.	3,161	61,766
Peoples Financial Services Corp.	1,307	48,620
Pinnacle Financial Partners, Inc.	6,172	302,798
Preferred Bank	2,005	60,651
PrivateBancorp, Inc.	13,522	521,949
Prosperity Bancshares, Inc.	12,050	558,999
QCR Holdings, Inc.	2,038	48,606
Renasant Corp.	6,912	227,474
Republic Bancorp, Inc. Class A	1,707	44,092
S&T Bancorp, Inc.	5,987	154,225
Sandy Spring Bancorp, Inc.	4,234	117,832
Seacoast Banking Corp. of Florida (a)	4,081	64,439
ServisFirst Bancshares, Inc.	3,830	170,052
Sierra Bancorp	2,082	37,788
Simmons First National Corp. Class A	5,133	231,344
South State Corp.	4,159	267,133
Southside Bancshares, Inc.	4,358	113,613
Southwest Bancorp, Inc.	3,284	49,424
State Bank Financial Corp.	6,128	121,089
Stock Yards Bancorp, Inc.	2,534	97,635
Stonegate Bank	1,913	57,313
Suffolk Bancorp	2,027	51,161
Sun Bancorp, Inc. /NJ (a)	1,613	33,405
Talmer Bancorp, Inc. Class A	8,752	158,324
Texas Capital Bancshares, Inc. (a)	7,876	302,281
Tompkins Financial Corp.	2,573	164,672
Towne Bank	7,822	150,104
Trico Bancshares	3,895	98,621
Tristate Capital Holdings, Inc. (a)	3,705	46,683
Triumph Bancorp, Inc. (a)	2,555	40,446
Trustco Bank Corp.	16,310	98,839
Trustmark Corp.	11,634	267,931
UMB Financial Corp.	6,773	349,690
Umpqua Holdings Corp.	37,950	601,887
Union Bankshares Corp.	7,753	190,956
United Bankshares, Inc. (b)	11,946	438,418
United Community Banks, Inc.	9,155	169,093

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Univest Corp. of Pennsylvania	3,363	$65,612
Valley National Bancorp	40,026	381,848
Walker & Dunlop, Inc. (a)	4,553	110,501
Washington Trust Bancorp, Inc.	2,550	95,166
Webster Financial Corp.	15,621	560,794
WesBanco, Inc.	6,612	196,443
West Bancorporation, Inc.	2,774	50,570
Westamerica Bancorp. (b)	4,394	214,032
Western Alliance Bancorp (a)	14,793	493,790
Wilshire Bancorp, Inc.	12,132	124,960
Wintrust Financial Corp.	8,158	361,726
Yadkin Financial Corp.	7,413	175,466

		24,332,427

Diversified Financial — 2.3%
Altisource Asset Management Corp. (a) (b)	133	1,569
Altisource Portfolio Solutions SA (a) (b)	2,301	55,569
Altisource Residential Corp. (b)	9,839	118,068
Ashford, Inc. (a)	188	8,571
Associated Capital Group, Inc. Class A (a)	1,086	30,430
BGC Partners, Inc. Class A	31,520	285,256
Calamos Asset Management, Inc. Class A	3,011	25,563
Cohen & Steers, Inc.	3,484	135,597
Cowen Group, Inc. Class A (a) (b)	19,168	73,030
Diamond Hill Investment Group, Inc.	515	91,340
Ellie Mae, Inc. (a)	5,058	458,457
Encore Capital Group, Inc. (a) (b)	4,476	115,212
Enova International, Inc. (a)	4,629	29,209
Evercore Partners, Inc. Class A	5,955	308,171
Federal Agricultural Mortgage Corp. Class C	1,802	67,989
Fifth Street Asset Management, Inc. (b)	855	2,616
Financial Engines, Inc. (b)	8,920	280,356
FNFV Group (a)	12,359	134,095
Gain Capital Holdings, Inc.	5,566	36,513
GAMCO Investors, Inc. Class A	1,095	40,581
Greenhill & Co., Inc.	5,043	111,955
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,580	126,468
Houlihan Lokey, Inc.	2,085	51,916
Impac Mortgage Holdings, Inc. (a) (b)	1,536	21,304
INTL. FCStone, Inc. (a)	2,589	69,204
Investment Technology Group, Inc.	5,886	130,081
Janus Capital Group, Inc.	25,254	369,466
The JG Wentworth Co. Class A (a) (b)	2,509	3,061
KCG Holdings, Inc. Class A (a)	5,854	69,955
Ladder Capital Corp.	7,519	93,612

	Number of Shares	Value
Ladenburg Thalmann Financial Services, Inc. (a) (b)	18,460	$46,150
MarketAxess Holdings, Inc.	6,419	801,284
Marlin Business Services Corp.	1,544	22,095
Medley Management, Inc. Class A	1,060	5,830
Moelis & Co.	3,021	85,283
Nationstar Mortgage Holdings, Inc. (a) (b)	6,521	64,558
Nelnet, Inc. Class A	3,828	150,708
NewStar Financial, Inc. (a)	4,213	36,864
Ocwen Financial Corp. (a)	18,533	45,777
OM Asset Management Plc	4,254	56,791
On Deck Capital, Inc. (a)	1,929	15,027
Oppenheimer Holdings, Inc. Class A	1,757	27,725
Outerwall, Inc. (b)	2,971	109,897
PennyMac Financial Services, Inc. Class A (a)	2,256	26,531
Piper Jaffray Cos., Inc. (a)	2,291	113,542
PRA Group, Inc. (a) (b)	8,312	244,290
Pzena Investment Management, Inc. Class A	2,071	15,636
Regional Management Corp. (a)	1,901	32,526
Stifel Financial Corp. (a)	11,681	345,758
Stonegate Mortgage Corp. (a) (b)	2,449	14,057
Virtu Financial, Inc. Class A	3,270	72,300
Virtus Investment Partners, Inc.	1,179	92,092
WageWorks, Inc. (a)	6,147	311,100
Westwood Holdings Group, Inc.	1,323	77,594
WisdomTree Investments, Inc. (b)	19,628	224,348
World Acceptance Corp. (a)	1,219	46,224

		6,429,201

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. (a)	9,339	320,327
ZAIS Group Holdings, Inc. (a)	608	2,955

		323,282

Insurance — 2.7%
Ambac Financial Group, Inc. (a)	7,743	122,339
American Equity Investment Life Holding Co.	14,009	235,351
AMERISAFE, Inc.	3,262	171,385
Argo Group International Holdings Ltd.	4,802	275,587
Atlas Financial Holdings, Inc. (a)	1,755	31,836
Baldwin & Lyons, Inc. Class B	1,639	40,336
Citizens, Inc. (a) (b)	8,440	61,106
CNO Financial Group, Inc.	31,984	573,153
Crawford & Co. Class B	5,019	32,523
Donegal Group, Inc. Class A	1,397	20,089
eHealth, Inc. (a)	3,130	29,391
EMC Insurance Group, Inc.	1,323	33,935
Employers Holdings, Inc.	5,485	154,348
Enstar Group Ltd. (a)	1,562	253,950

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Essent Group Ltd. (a)	9,562	$198,890
FBL Financial Group, Inc. Class A	1,649	101,446
Federated National Holding Co.	2,454	48,246
Fidelity & Guaranty Life	1,936	50,801
First American Financial Corp.	18,647	710,637
Global Indemnity PLC (a)	1,443	44,921
Greenlight Capital Re Ltd. Class A (a)	4,972	108,340
Hallmark Financial Services, Inc. (a)	2,515	28,922
HCI Group, Inc.	1,476	49,151
Heritage Insurance Holdings, Inc.	4,251	67,888
Horace Mann Educators Corp.	7,074	224,175
Independence Holding Co.	1,185	18,865
Infinity Property & Casualty Corp.	1,973	158,826
Kemper Corp.	7,479	221,154
Maiden Holdings Ltd.	8,706	112,656
MBIA, Inc. (a)	20,193	178,708
MGIC Investment Corp. (a)	58,426	448,127
National General Holdings Corp.	6,895	148,863
National Interstate Corp.	1,213	36,293
National Western Life Group, Inc. Class A	383	88,331
The Navigators Group, Inc. (a)	1,824	152,979
NMI Holdings, Inc. Class A (a)	8,684	43,854
OneBeacon Insurance Group Ltd. Class A	3,893	49,558
Primerica, Inc. (b)	8,320	370,490
Radian Group, Inc.	31,179	386,620
RLI Corp.	7,428	496,636
Safety Insurance Group, Inc.	2,593	147,957
Selective Insurance Group, Inc.	9,792	358,485
State Auto Financial Corp. Class A	2,577	56,849
State National Cos., Inc.	5,364	67,586
Stewart Information Services Corp.	3,947	143,197
Third Point Reinsurance Ltd. (a)	14,517	165,058
Trupanion, Inc. (a) (b)	2,892	28,486
United Fire Group, Inc.	3,477	152,362
United Insurance Holdings Corp.	2,976	57,169
Universal Insurance Holdings, Inc. (b)	5,510	98,078

		7,855,933

Investment Companies — 0.0%
6D Global Technologies Inc (a) (b)	1,837	551
Arlington Asset Investment Corp. (b)	3,937	49,331
Caesars Acquisition Co. Class A (a)	8,044	49,229
Real Industry, Inc. (a)	4,268	37,132

		136,243

Real Estate — 0.9%
Alexander & Baldwin, Inc.	8,398	308,039
AV Homes, Inc. (a) (b)	2,046	23,243
Consolidated-Tomoka Land Co.	762	35,159
Forestar Real Esate Group, Inc. (a) (b)	5,774	75,293
FRP Holdings, Inc. (a)	1,209	43,040
The Geo Group, Inc.	12,841	445,197

	Number of Shares	Value
HFF, Inc. Class A	6,508	$179,165
Hilltop Holdings, Inc. (a)	13,096	247,252
Kennedy-Wilson Holdings, Inc.	15,960	349,524
Marcus & Millichap, Inc. (a)	2,351	59,692
RE/MAX Holdings, Inc. Class A	2,025	69,457
The RMR Group, Inc. Class A (a)	1,175	29,387
Terreno Realty Corp.	7,386	173,202
The St. Joe Co. (a) (b)	9,479	162,565
Xenia Hotels & Resorts, Inc.	19,209	300,045

		2,500,260

Real Estate Investment Trusts (REITS) — 8.9%
Acadia Realty Trust	11,825	415,412
AG Mortgage Investment Trust, Inc.	4,883	63,821
Agree Realty Corp.	3,538	136,107
Alexander’s, Inc.	360	136,998
American Assets Trust, Inc.	6,386	254,929
American Capital Mortgage Investment Corp.	8,204	120,435
Anworth Mortgage Asset Corp.	17,415	81,154
Apollo Commercial Real Estate Finance, Inc. (b)	10,053	163,864
Apollo Residential Mortgage, Inc.	5,524	74,132
Ares Commercial Real Estate Corp.	4,656	50,983
Armada Hoffler Properties, Inc.	5,115	57,544
ARMOUR Residential REIT, Inc. (b)	6,312	135,897
Ashford Hospitality Prime, Inc.	4,742	55,339
Ashford Hospitality Trust	14,347	91,534
Bluerock Residential Growth REIT, Inc. (b)	3,307	35,980
Capstead Mortgage Corp.	16,497	163,155
CareTrust REIT, Inc.	8,278	105,131
Catchmark Timber Trust, Inc. Class A	6,791	73,547
Cedar Realty Trust, Inc.	14,617	105,681
Chatham Lodging Trust	6,587	141,159
Chesapeake Lodging Trust	10,261	271,506
Colony Capital, Inc. Class A	19,224	322,386
CorEnergy Infrastructure Trust, Inc. (b)	2,098	42,191
Coresite Realty Corp.	4,185	292,992
Cousins Properties, Inc.	37,235	386,499
CubeSmart	30,230	1,006,659
CYS Investments, Inc.	27,222	221,587
DCT Industrial Trust, Inc.	15,272	602,786
DiamondRock Hospitality Co.	34,524	349,383
DuPont Fabros Technology, Inc.	10,860	440,156
Dynex Capital, Inc. (b)	8,512	56,605
Easterly Government Properties, Inc.	2,398	44,411
Eastgroup Properties	5,551	335,114
Education Realty Trust, Inc.	10,871	452,234
EPR Properties	9,835	655,208
Equity One, Inc.	13,731	393,530
FelCor Lodging Trust, Inc.	24,653	200,182
First Industrial Realty Trust, Inc.	19,030	432,742

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Potomac Realty Trust	10,097	$91,479
Franklin Street Properties Corp.	15,450	163,924
Getty Realty Corp.	4,372	86,697
Gladstone Commercial Corp.	3,796	62,178
Government Properties Income Trust (b)	12,098	215,949
Great Ajax Corp.	829	9,276
Hatteras Financial Corp.	16,656	238,181
Healthcare Realty Trust, Inc.	17,268	533,408
Hersha Hospitality Trust	7,921	169,034
Highwoods Properties, Inc.	16,176	773,375
Hudson Pacific Properties, Inc.	12,799	370,147
Independence Realty Trust, Inc.	5,601	39,879
InfraREIT, Inc. (a)	3,771	64,296
Invesco Mortgage Capital, Inc.	19,506	237,583
Investors Real Estate Trust	21,088	153,099
iStar, Inc. (a)	13,086	126,411
Kite Realty Group Trust	14,369	398,165
LaSalle Hotel Properties	19,432	491,824
Lexington Realty Trust	35,302	303,597
LTC Properties, Inc.	6,454	291,979
Mack-Cali Realty Corp.	15,322	360,067
Medical Properties Trust, Inc.	40,227	522,146
Monmouth Real Estate Investment Corp. Class A	10,839	128,876
Monogram Residential Trust, Inc.	28,636	282,351
National Health Investors, Inc.	6,461	429,786
National Storage Affiliates Trust	3,934	83,401
New Residential Investment Corp.	39,636	460,967
New Senior Investment Group, Inc.	14,126	145,498
New York Mortgage Trust, Inc. (b)	18,812	89,169
New York REIT, Inc.	27,926	282,053
NexPoint Residential Trust, Inc.	3,328	43,564
One Liberty Properties, Inc.	2,183	48,921
Orchid Island Capital, Inc. (b)	3,790	39,302
Parkway Properties, Inc.	14,542	227,728
Pebblebrook Hotel Trust	12,361	359,334
Pennsylvania Real Estate Investment Trust	11,885	259,687
PennyMac Mortgage Investment Trust	12,829	174,988
Physicians Realty Trust	18,672	346,926
Potlatch Corp.	6,996	220,374
Preferred Apartment Communities, Inc. Class A (b)	3,819	48,425
PS Business Parks, Inc.	3,350	336,708
QTS Realty Trust, Inc. Class A	4,802	227,519
RAIT Financial Trust	15,626	49,066
Ramco-Gershenson Properties Trust	13,609	245,370
Redwood Trust, Inc.	13,289	173,820
Resource Capital Corp. (b)	5,458	61,402
Retail Opportunity Investments Corp.	17,095	343,951
Rexford Industrial Realty, Inc.	9,507	172,647
RLJ Lodging Trust	21,540	492,835
Rouse Properties, Inc.	6,296	115,720

	Number of Shares	Value
Ryman Hospitality Properties, Inc.	7,479	$385,019
Sabra Health Care REIT, Inc.	11,203	225,068
Saul Centers, Inc.	1,674	88,755
Select, Inc. REIT	10,772	248,295
Silver Bay Realty Trust Corp.	6,248	92,783
Sovran Self Storage, Inc.	6,768	798,286
STAG Industrial, Inc.	11,196	227,951
STORE Capital Corp.	6,968	180,332
Summit Hotel Properties, Inc.	15,001	179,562
Sun Communities, Inc.	8,710	623,723
Sunstone Hotel Investors, Inc.	35,893	502,502
UMH Properties, Inc.	4,152	41,188
United Development Funding IV (b) (c)	5,040	16,128
Universal Health Realty Income Trust	2,146	120,712
Urban Edge Properties	15,269	394,551
Urstadt Biddle Properties, Inc. Class A	4,778	100,099
Walter Investment Management Corp. (a) (b)	6,615	50,539
Washington Real Estate Investment Trust	11,710	342,049
Western Asset Mortgage Capital Corp. (b)	7,217	72,531
Whitestone REIT	4,625	58,136

		25,310,264

REITS — 0.5%
Colony Starwood Homes	6,566	162,508
CyrusOne, Inc.	12,587	574,597
Gramercy Property Trust	72,146	609,634

		1,346,739

Savings & Loans — 1.8%
Anchor BanCorp Wisconsin, Inc. (a)	1,315	59,254
Astoria Financial Corp.	15,486	245,298
Banc of California, Inc.	7,563	132,352
BankFinancial Corp.	3,233	38,214
BBX Capital Corp. Class A (a) (b)	449	7,166
Bear State Financial, Inc. (a) (b)	2,385	22,109
Beneficial Bancorp, Inc. (a)	14,195	194,330
Berkshire Hills Bancorp, Inc.	5,074	136,440
BofI Holding, Inc. (a) (b)	10,562	225,393
Brookline Bancorp, Inc.	12,037	132,527
BSB Bancorp, Inc. (a)	1,349	30,312
Capitol Federal Financial, Inc.	24,173	320,534
Charter Financial Corp.	2,623	35,410
Clifton Bancorp, Inc.	4,398	66,498
Dime Community Bancshares, Inc.	5,351	94,285
EverBank Financial Corp.	16,647	251,203
First Defiance Financial Corp.	1,588	60,995
Flagstar Bancorp, Inc. (a)	3,536	75,883
Flushing Financial Corp.	5,059	109,376
Fox Chase Bancorp, Inc.	2,037	39,355

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hingham Institution for Savings	222	$26,442
HomeStreet, Inc. (a)	4,223	87,881
HomeTrust Bancshares, Inc. (a)	3,295	60,397
Investors Bancorp, Inc.	56,427	656,810
Meridian Bancorp, Inc.	9,424	131,182
Meta Financial Group, Inc.	1,297	59,143
Northfield Bancorp, Inc.	8,029	131,997
OceanFirst Financial Corp. (b)	2,294	40,558
Oritani Financial Corp.	7,563	128,344
Pacific Premier Bancorp, Inc. (a)	4,699	100,418
Provident Financial Services, Inc.	11,268	227,501
Sterling Bancorp	20,616	328,413
Territorial Bancorp, Inc.	1,423	37,083
United Community Financial Corp.	8,563	50,265
United Financial Bancorp, Inc.	8,502	107,040
Washington Federal, Inc.	16,310	369,421
Waterstone Financial, Inc.	4,617	63,161
WSFS Financial Corp.	5,277	171,608

		5,054,598

		73,288,947

Industrial — 12.8%
Aerospace & Defense — 1.3%
AAR Corp.	6,101	141,970
Aerojet Rocketdyne Holdings, Inc. (a)	10,772	176,446
Aerovironment, Inc. (a)	3,390	96,005
Astronics Corp. (a)	3,789	144,550
Cubic Corp.	3,724	148,811
Curtiss-Wright Corp.	7,660	579,632
Ducommun, Inc. (a)	1,935	29,509
Esterline Technologies Corp. (a)	5,082	325,604
HEICO Corp.	3,309	198,970
HEICO Corp. Class A	6,866	326,822
Kaman Corp.	4,683	199,917
KLX, Inc. (a)	9,073	291,606
Kratos Defense & Security Solutions, Inc. (a)	7,773	38,476
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	4,035	176,693
Moog, Inc. Class A (a)	6,313	288,378
Teledyne Technologies, Inc. (a)	6,079	535,803

		3,699,192

Building Materials — 1.3%
AAON, Inc.	7,033	196,924
Apogee Enterprises, Inc.	5,018	220,240
Boise Cascade Co. (a)	6,796	140,813
Builders FirstSource, Inc. (a)	8,716	98,229
Comfort Systems USA, Inc.	6,420	203,963
Continental Building Products, Inc. (a)	5,414	100,484
Drew Industries, Inc.	4,146	267,251
Gibraltar Industries, Inc. (a)	5,325	152,295

	Number of Shares	Value
Louisiana-Pacific Corp. (a)	24,497	$419,389
LSI Industries, Inc.	3,633	42,688
Masonite International Corp. (a)	5,190	339,945
NCI Building Systems, Inc. (a)	4,661	66,186
Nortek, Inc. (a)	1,659	80,113
Patrick Industries, Inc. (a)	2,190	99,404
PGT, Inc. (a)	8,215	80,836
Ply Gem Holdings, Inc. (a)	3,766	52,912
Quanex Building Products Corp.	5,825	101,122
Simpson Manufacturing Co., Inc.	7,234	276,122
Summit Materials, Inc. Class A (a)	5,461	106,217
Trex Co., Inc. (a)	5,134	246,073
Universal Forest Products, Inc.	3,459	296,851
US Concrete, Inc. (a)	2,509	149,486

		3,737,543

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	7,032	244,643
Belden, Inc.	7,336	450,284
Encore Wire Corp.	3,567	138,863
EnerSys	7,646	426,035
Generac Holdings, Inc. (a) (b)	11,895	442,970
General Cable Corp.	8,407	102,649
Graham Corp.	1,717	34,185
Greatbatch, Inc. (a)	4,392	156,531
Insteel Industries, Inc.	3,169	96,876
Littelfuse, Inc.	3,883	478,036
Powell Industries, Inc.	1,581	47,130
PowerSecure International Inc. (a)	3,865	72,237
Universal Display Corp. (a)	6,917	374,210
Vicor Corp. (a)	2,906	30,455

		3,095,104

Electronics — 2.4%
Allied Motion Technologies, Inc.	1,128	20,304
American Science & Engineering, Inc.	1,250	34,613
Analogic Corp.	2,134	168,607
Applied Optoelectronics, Inc. (a) (b)	2,930	43,686
AVX Corp.	7,912	99,454
Badger Meter, Inc.	2,490	165,610
Bel Fuse, Inc. Class B	1,780	25,988
Benchmark Electronics, Inc. (a)	9,013	207,750
Brady Corp. Class A	8,216	220,517
Checkpoint Systems, Inc. (a)	7,235	73,218
Coherent, Inc. (a)	4,099	376,698
Control4 Corp. (a) (b)	3,545	28,218
CTS Corp.	5,699	89,702
Daktronics, Inc.	6,631	52,385
Fabrinet (a)	6,093	197,109
Faro Technologies, Inc. (a)	2,988	96,243
FEI Co.	7,147	636,154
Fluidigm Corp. (a) (b)	4,888	39,446
II-VI, Inc. (a)	9,019	195,803
IMAX Corp. (a)	10,389	322,994

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Imprivata, Inc. (a) (b)	1,615	$20,397
InvenSense, Inc. (a) (b)	13,330	111,972
Itron, Inc. (a)	6,614	275,936
Kimball Electronics, Inc. (a)	5,013	55,995
Knowles Corp. (a)	15,012	197,858
Mesa Laboratories, Inc. (b)	497	47,886
Methode Electronics, Inc.	6,597	192,896
Multi-Fineline Electronix, Inc. (a)	1,600	37,136
Newport Corp. (a)	6,855	157,665
NVE Corp.	852	48,164
OSI Systems, Inc. (a)	3,407	223,124
Park Electrochemical Corp.	3,506	56,131
Plexus Corp. (a)	5,780	228,426
Rofin-Sinar Technologies, Inc. (a)	4,844	156,074
Rogers Corp. (a)	3,203	191,764
Sanmina Corp. (a)	13,487	315,326
Sparton Corp. (a)	1,744	31,375
Stoneridge, Inc. (a)	4,810	70,034
Taser International, Inc. (a) (b)	9,196	180,518
TTM Technologies, Inc. (a)	10,158	67,551
Vishay Intertechnology, Inc.	23,292	284,395
Vishay Precision Group, Inc. (a)	2,182	30,570
Watts Water Technologies, Inc. Class A	4,846	267,160
Woodward, Inc.	10,647	553,857
Zagg, Inc. (a)	4,827	43,491

		6,940,200

Engineering & Construction — 0.7%
Aegion Corp. (a)	6,312	133,120
Argan, Inc.	2,232	78,477
Dycom Industries, Inc. (a) (b)	5,864	379,225
EMCOR Group, Inc.	10,794	524,588
Granite Construction, Inc.	6,770	323,606
McDermott International, Inc. (a)	41,018	167,764
Mistras Group, Inc. (a)	2,882	71,387
MYR Group, Inc. (a)	3,597	90,321
Orion Marine Group, Inc. (a)	4,660	24,139
Tutor Perini Corp. (a)	6,456	100,326
VSE Corp.	715	48,541

		1,941,494

Environmental Controls — 0.5%
Calgon Carbon Corp.	9,071	127,175
Casella Waste Systems, Inc. Class A (a)	6,807	45,607
Ceco Environmental Corp.	5,058	31,410
Darling International, Inc. (a)	28,420	374,291
Fenix Parts, Inc. (a)	2,292	10,543
Heritage-Crystal Clean, Inc. (a)	2,244	22,305
MSA Safety, Inc.	5,036	243,491
Tetra Technologies, Inc.	10,356	308,816
TRC Cos., Inc. (a)	3,006	21,794

	Number of Shares	Value
US Ecology, Inc.	3,724	$164,452

		1,349,884

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	8,192	263,536
Milacron Holdings Corp. (a) (b)	2,528	41,687

		305,223

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	3,258	152,051
Hyster-Yale Materials Handling, Inc.	1,630	108,558

		260,609

Machinery – Diversified — 0.8%
Alamo Group, Inc.	1,664	92,701
Albany International Corp. Class A	4,870	183,063
Altra Industrial Motion Corp.	4,537	126,038
Applied Industrial Technologies, Inc.	6,904	299,634
Briggs & Stratton Corp.	7,671	183,490
Chart Industries, Inc. (a)	5,255	114,139
Columbus McKinnon Corp.	3,479	54,829
DXP Enterprises, Inc. (a)	2,145	37,666
The ExOne Co. (a) (b)	1,735	22,798
The Gorman-Rupp Co.	3,276	84,947
Hurco Cos., Inc.	1,157	38,169
iRobot Corp. (a) (b)	5,109	180,348
Kadant, Inc.	1,884	85,081
Lindsay Corp. (b)	1,917	137,276
NACCO Industries, Inc. Class A	725	41,622
Power Solutions International, Inc. (a) (b)	750	10,350
Proto Labs, Inc. (a) (b)	4,007	308,900
Tennant Co.	3,168	163,089
Twin Disc, Inc.	1,385	14,030

		2,178,170

Manufacturing — 1.6%
Actuant Corp. Class A	10,246	253,179
American Railcar Industries, Inc. (b)	1,513	61,624
AZZ, Inc.	4,430	250,738
Barnes Group, Inc.	9,426	330,193
Blount International, Inc. (a)	8,366	83,493
The Brink’s Co.	8,361	280,846
Chase Corp.	1,189	62,529
CLARCOR, Inc.	8,628	498,612
Core Molding Technologies, Inc. (a)	1,395	17,410
EnPro Industries, Inc.	3,926	226,452
ESCO Technologies, Inc.	4,484	174,786
Federal Signal Corp.	10,753	142,585
FreightCar America, Inc.	2,077	32,360
GP Strategies Corp. (a)	2,241	61,403
Griffon Corp.	5,549	85,732
Handy & Harman Ltd. (a)	465	12,718
Harsco Corp.	13,778	75,090
John Bean Technologies Corp.	5,027	283,573

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Koppers Holdings, Inc. (a)	3,530	$79,319
LSB Industries, Inc. (a)	3,394	43,273
Lydall, Inc. (a)	2,925	95,121
Matthews International Corp. Class A	5,667	291,680
Myers Industries, Inc.	4,205	54,076
NL Industries, Inc. (a)	1,343	3,035
Park-Ohio Holdings Corp.	1,510	64,658
Raven Industries, Inc.	6,500	104,130
Smith & Wesson Holding Corp. (a)	9,247	246,155
Standex International Corp.	2,197	170,949
Sturm, Ruger & Co., Inc.	3,215	219,842
Tredegar Corp.	4,304	67,659
Trimas Corp. (a)	7,792	136,516
Trinseo SA (a) (b)	1,969	72,479

		4,582,215

Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc. (b)	5,787	123,263
Circor International, Inc.	2,950	136,851
Commercial Metals Co.	19,904	337,771
Global Brass & Copper Holdings, Inc.	3,695	92,190
Haynes International, Inc.	2,139	78,074
L.B. Foster Co. Class A	1,786	32,434
Lawson Products, Inc. (a)	1,035	20,265
Mueller Industries, Inc.	9,797	288,228
Mueller Water Products, Inc. Class A	27,668	273,360
NN, Inc. (b)	4,624	63,256
Northwest Pipe Co. (a)	1,548	14,273
Omega Flex, Inc.	480	16,694
RBC Bearings, Inc. (a)	4,023	294,725
Rexnord Corp. (a)	17,519	354,234
Sun Hydraulics Corp.	3,906	129,640
TimkenSteel Corp.	6,868	62,499
Worthington Industries, Inc.	8,257	294,279

		2,612,036

Packaging & Containers — 0.3%
AEP Industries, Inc.	689	45,474
Berry Plastics Group, Inc. (a)	20,537	742,413
Greif, Inc. Class A	5,297	173,477
Multi Packaging Solutions International Ltd. (a)	3,297	53,510

		1,014,874

Transportation — 1.5%
Air Transport Services Group, Inc. (a)	9,073	139,543
ArcBest Corp.	4,466	96,421
Ardmore Shipping Corp.	3,195	26,998
Atlas Air Worldwide Holdings, Inc. (a)	4,299	181,719
Bristow Group, Inc.	5,990	113,331
CAI International, Inc. (a)	2,999	28,970
Celadon Group, Inc.	4,699	49,246
Covenant Transportation Group, Inc. Class A (a)	2,039	49,323
DHT Holdings, Inc.	15,973	92,005

	Number of Shares	Value
Dorian LPG Ltd. (a) (b)	4,351	$40,899
Eagle Bulk Shipping, Inc. (a) (b)	3,545	1,276
Echo Global Logistics, Inc. (a)	5,094	138,353
Era Group, Inc. (a)	3,592	33,693
Forward Air Corp.	5,323	241,238
Frontline Ltd. (b)	8,213	68,743
GasLog Ltd. (b)	7,157	69,709
Gener8 Maritime, Inc. (a)	2,785	19,662
Golden Ocean Group Ltd. (a) (b)	10,568	7,345
GulfMark Offshore, Inc. Class A (a) (b)	4,407	27,191
Heartland Express, Inc. (b)	8,212	152,333
Hub Group, Inc. Class A (a)	6,203	253,020
Knight Transportation, Inc.	10,751	281,139
Marten Transport Ltd.	4,095	76,658
Matson, Inc.	7,485	300,673
Navios Maritime Acquisition Corp. (b)	14,721	23,406
Navios Maritime Holdings, Inc. (b)	14,032	15,856
Nordic American Offshore Ltd. (a) (b)	3,090	13,843
Nordic American Tanker Shipping Ltd. (b)	15,337	216,098
PAM Transportation Services, Inc. (a)	495	15,246
PHI, Inc. (a)	2,208	41,709
Radiant Logistics, Inc. (a)	5,514	19,685
Roadrunner Transportation Systems, Inc. (a)	4,834	60,232
Safe Bulkers, Inc.	6,218	4,996
Saia, Inc. (a)	4,314	121,439
Scorpio Bulkers, Inc. (a) (b)	7,687	25,213
Scorpio Tankers, Inc.	30,765	179,360
Ship Finance International Ltd. (b)	10,196	141,622
Swift Transportation Co. (a) (b)	15,147	282,189
Teekay Tankers Ltd. Class A	16,371	60,082
Ultrapetrol Bahamas Ltd. (a) (b)	1,663	449
Universal Truckload Services, Inc.	1,367	22,515
USA Truck, Inc. (a)	1,663	31,331
Werner Enterprises, Inc.	7,619	206,932
XPO Logistics, Inc. (a) (b)	12,302	377,671
YRC Worldwide, Inc. (a)	5,714	53,255

		4,402,617

Trucking & Leasing — 0.2%
Aircastle Ltd.	10,732	238,680
TAL International Group, Inc.	5,723	88,363
Textainer Group Holdings Ltd. (b)	3,805	56,466
The Greenbrier Cos., Inc. (b)	4,543	125,569

		509,078

		36,628,239

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 10.6%
Computers — 2.7%
A10 Networks, Inc. (a)	5,714	$33,827
Agilysys, Inc. (a)	2,719	27,761
CACI International, Inc. Class A (a)	4,158	443,659
Carbonite, Inc. (a)	3,116	24,834
Ciber, Inc. (a)	13,532	28,552
Cray, Inc. (a)	7,022	294,292
Datalink Corp. (a)	3,600	32,904
Diebold, Inc.	11,158	322,578
Digimarc Corp. (a) (b)	1,344	40,723
Electronics for Imaging, Inc. (a)	8,072	342,172
Engility Holdings, Inc. (a)	3,083	57,837
FleetMatics Group PLC (a)	6,576	267,709
Imation Corp. (a) (b)	4,885	7,572
Immersion Corp. (a)	4,933	40,747
j2 Global, Inc.	8,292	510,621
The KEYW Holding Corp. (a) (b)	5,765	38,280
LivePerson, Inc. (a)	9,906	57,950
LogMeIn, Inc. (a)	4,236	213,749
Luxoft Holding, Inc. (a)	3,156	173,675
Manhattan Associates, Inc. (a)	12,692	721,794
MAXIMUS, Inc.	11,332	596,516
Mentor Graphics Corp.	15,841	322,047
Mercury Computer Systems, Inc. (a)	5,881	119,384
MTS Systems Corp.	2,562	155,898
NetScout Systems, Inc. (a)	15,828	363,569
Nimble Storage, Inc. (a) (b)	8,749	68,592
Pure Storage, Inc. Class A (a) (b)	4,952	67,793
Quantum Corp. (a)	31,745	19,364
Science Applications International Corp.	7,915	422,186
Silicon Graphics International Corp. (a) (b)	6,047	43,055
Silver Spring Networks, Inc. (a)	6,269	92,468
Stratasys Ltd. (a) (b)	8,761	227,085
Super Micro Computer, Inc. (a)	6,343	216,169
Sykes Enterprises, Inc. (a)	6,698	202,146
Synaptics, Inc. (a)	6,335	505,153
Syntel, Inc. (a)	5,388	269,023
Unisys Corp. (a) (b)	8,588	66,128
Varonis Systems, Inc. (a) (b)	1,593	29,072
Violin Memory, Inc. (a) (b)	14,515	7,580
Virtusa Corp. (a)	5,097	190,934

		7,665,398

Office Equipment/Supplies — 0.0%
ARC Document Solutions, Inc. (a)	7,157	32,206
Eastman Kodak Co. (a)	2,983	32,366

		64,572

Semiconductors — 3.1%
Advanced Micro Devices, Inc. (a) (b)	109,401	311,793
Alpha & Omega Semiconductor Ltd. (a)	3,362	39,840

	Number of Shares	Value
Ambarella, Inc. (a) (b)	5,390	$240,933
Amkor Technology, Inc. (a)	17,007	100,171
Applied Micro Circuits Corp. (a)	13,915	89,891
Axcelis Technologies, Inc. (a)	19,504	54,611
Brooks Automation, Inc.	11,595	120,588
Cabot Microelectronics Corp.	4,251	173,908
Cascade Microtech, Inc. (a)	2,349	48,436
Cavium, Inc. (a)	9,513	581,815
Ceva, Inc. (a)	3,540	79,650
Cirrus Logic, Inc. (a)	10,908	397,160
Cohu, Inc.	4,462	53,009
Diodes, Inc. (a)	6,449	129,625
DSP Group, Inc. (a)	3,777	34,446
EMCORE Corp. (a)	3,554	17,770
Entegris, Inc. (a)	24,121	328,528
Exar Corp. (a)	6,623	38,082
Fairchild Semiconductor International, Inc. (a)	20,025	400,500
Formfactor, Inc. (a)	9,894	71,929
GSI Group, Inc. (a)	5,904	83,601
Inphi Corp. (a)	6,586	219,577
Integrated Device Technology, Inc. (a)	23,284	475,925
Intersil Corp. Class A	22,667	303,058
IXYS Corp.	4,250	47,685
Kopin Corp. (a)	11,543	19,161
Lattice Semiconductor Corp. (a) (b)	20,090	114,111
Mattson Technology, Inc. (a)	13,070	47,706
MaxLinear, Inc. Class A (a)	9,450	174,825
Microsemi Corp. (a)	18,683	715,746
MKS Instruments, Inc.	9,177	345,514
Monolithic Power Systems, Inc.	6,797	432,561
Nanometrics, Inc. (a)	4,125	65,340
Photronics, Inc. (a)	11,429	118,976
Power Integrations, Inc.	5,060	251,280
QLogic Corp. (a)	14,243	191,426
Rambus, Inc. (a)	19,858	273,048
Rovi Corp. (a)	14,216	291,570
Rudolph Technologies, Inc. (a)	5,491	75,007
Semtech Corp. (a)	11,415	251,016
Sigma Designs, Inc. (a)	6,128	41,670
Silicon Laboratories, Inc. (a)	7,344	330,186
Tessera Technologies, Inc.	9,051	280,581
Ultra Clean Holdings, Inc. (a)	5,409	28,992
Ultratech, Inc. (a)	4,744	103,609
Veeco Instruments, Inc. (a)	6,948	135,347
Xcerra Corp. (a)	9,374	61,119

		8,791,322

Software — 4.8%
2U, Inc. (a) (b)	4,522	102,197
ACI Worldwide, Inc. (a)	20,080	417,463
Actua Corp. (a)	6,975	63,124
Acxiom Corp. (a)	13,434	288,025
Amber Road, Inc. (a) (b)	3,015	16,311

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Software, Inc. Class A	4,313	$38,817
Apigee Corp. (a) (b)	862	7,163
Appfolio, Inc. Class A (a) (b)	1,038	12,705
Aspen Technology, Inc. (a)	14,690	530,750
AVG Technologies NV (a)	7,047	146,225
Avid Technology, Inc. (a)	5,646	38,167
Benefitfocus, Inc. (a) (b)	1,330	44,355
Blackbaud, Inc.	8,061	506,956
Bottomline Technologies, Inc. (a)	7,040	214,650
BroadSoft, Inc. (a)	5,013	202,275
Callidus Software, Inc. (a)	9,507	158,577
Castlight Health, Inc. Class B (a)	5,579	18,578
Code Rebel Corp. (a) (b)	103	482
CommVault Systems, Inc. (a)	7,780	335,863
Computer Programs & Systems, Inc. (b)	1,947	101,478
Cornerstone OnDemand, Inc. (a)	9,275	303,942
CSG Systems International, Inc.	5,631	254,296
Cvent, Inc. (a)	4,021	86,049
Demandware, Inc. (a)	5,743	224,551
Digi International, Inc. (a)	4,331	40,841
Digital Turbine, Inc. (a) (b)	10,268	12,219
Ebix, Inc. (b)	4,610	188,042
Envestnet, Inc. (a)	6,661	181,179
EPAM Systems, Inc. (a)	8,411	628,049
EPIQ Systems, Inc.	5,560	83,511
Everyday Health, Inc. (a)	3,583	20,065
Evolent Health, Inc. Class A (a)	2,351	24,827
Fair Isaac Corp.	5,341	566,627
Five9, Inc. (a) (b)	3,994	35,507
Globant SA (a) (b)	2,627	81,069
Glu Mobile, Inc. (a) (b)	20,708	58,397
Guidance Software, Inc. (a)	3,075	13,223
Guidewire Software, Inc. (a)	12,067	657,410
Hortonworks, Inc. (a) (b)	1,524	17,221
HubSpot, Inc. (a)	3,236	141,154
Imperva, Inc. (a) (b)	4,821	243,460
inContact, Inc. (a)	10,576	94,021
Infoblox, Inc. (a)	10,297	176,079
InnerWorkings, Inc. (a)	6,446	51,246
Instructure, Inc. (a) (b)	901	16,164
Interactive Intelligence Group, Inc. (a)	2,976	108,386
Jive Software, Inc. (a)	8,251	31,189
ManTech International Corp. Class A	4,154	132,886
Medidata Solutions, Inc. (a)	9,510	368,132
MicroStrategy, Inc. Class A (a)	1,597	287,013
MINDBODY, Inc. Class A (a) (b)	1,263	16,836
MobileIron, Inc. (a)	6,482	29,299
Model N, Inc. (a)	3,669	39,515
Monotype Imaging Holdings, Inc.	6,887	164,737
New Relic, Inc. (a)	984	25,663
Omnicell, Inc. (a)	6,235	173,769
Park City Group, Inc. (a) (b)	1,738	15,712
Paycom Software, Inc. (a) (b)	5,428	193,237

	Number of Shares	Value
PDF Solutions, Inc. (a)	4,637	$62,043
pdvWireless, Inc. (a)	2,233	76,681
Pegasystems, Inc.	6,143	155,909
Press Ganey Holdings, Inc. (a)	1,758	52,881
Progress Software Corp. (a)	8,703	209,916
Proofpoint, Inc. (a) (b)	6,780	364,628
PROS Holdings, Inc. (a)	4,049	47,738
QAD, Inc. Class A	1,718	36,508
QLIK Technologies, Inc. (a)	15,709	454,304
Quality Systems, Inc.	8,591	130,927
Qualys, Inc. (a)	4,274	108,175
RealPage, Inc. (a)	9,073	189,081
Rocket Fuel, Inc. (a) (b)	4,804	15,133
Sapiens International Corp. NV	4,134	49,525
SciQuest, Inc. (a)	4,741	65,805
Seachange International, Inc. (a)	5,647	31,171
Synchronoss Technologies, Inc. (a)	6,667	215,611
SYNNEX Corp.	4,944	457,765
Take-Two Interactive Software, Inc. (a)	14,554	548,249
Tangoe, Inc./CT (a)	6,726	53,068
TiVo, Inc. (a)	16,712	158,931
Tyler Technologies, Inc. (a)	5,792	744,909
Verint Systems, Inc. (a)	10,553	352,259
Workiva, Inc. (a) (b)	1,198	13,957
Xactly Corp. (a)	1,197	8,199
Xura, Inc. (a)	3,902	76,752

		13,709,809

		30,231,101

Utilities — 4.1%
Electric — 2.1%
Abengoa Yield plc (b)	8,443	150,117
Allete, Inc.	8,384	470,091
Ameresco, Inc. Class A (a)	3,261	15,555
Atlantic Power Corp. (b)	21,195	52,140
Avista Corp.	10,711	436,795
Black Hills Corp.	8,804	529,385
Cleco Corp.	10,405	574,460
Dynegy, Inc. (a)	20,739	298,019
El Paso Electric Co.	6,946	318,682
The Empire District Electric Co.	7,500	247,875
EnerNOC, Inc. (a) (b)	4,710	35,231
Genie Energy Ltd. Class B (b)	2,263	17,221
IDACORP, Inc.	8,659	645,875
MGE Energy, Inc.	5,962	311,515
NorthWestern Corp.	8,090	499,557
NRG Yield, Inc. Class A (b)	5,941	80,619
NRG Yield, Inc. Class C (b)	10,804	153,849
Ormat Technologies, Inc. (b)	6,402	264,018
Otter Tail Corp.	6,442	190,812
Portland General Electric Co.	15,273	603,131
Spark Energy, Inc. Class A	534	9,612

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Talen Energy Corp. (a)	14,363	$129,267
Unitil Corp.	2,392	101,636

		6,135,462

Gas — 1.7%
Chesapeake Utilities Corp.	2,621	165,044
The Laclede Group, Inc.	7,447	504,534
New Jersey Resources Corp.	14,726	536,468
Northwest Natural Gas Co.	4,702	253,203
ONE Gas, Inc.	9,043	552,527
Piedmont Natural Gas Co., Inc.	13,549	810,637
PNM Resources, Inc.	13,704	462,099
South Jersey Industries, Inc.	11,773	334,942
Southwest Gas Corp.	8,055	530,422
WGL Holdings, Inc.	8,550	618,763

		4,768,639

Water — 0.3%
American States Water Co.	6,502	255,919
Artesian Resources Corp. Class A	1,359	37,998
California Water Service Group	8,236	220,066
Connecticut Water Service, Inc.	1,906	85,960
Consolidated Water Co., Inc.	2,536	30,863
Middlesex Water Co.	2,765	85,300
Pico Holdings, Inc. (a)	3,890	39,795
SJW Corp.	2,722	98,945
The York Water Co.	2,200	67,144

		921,990

		11,826,091

TOTAL COMMON STOCK (Cost $294,572,952)		280,637,568

TOTAL EQUITIES (Cost $294,572,952)		280,637,568

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Magnum Hunter Resources Corp., Expires 4/15/16 Strike 8.50 (a) (b) (c)	1,428	-

TOTAL WARRANTS (Cost $0)		-

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Apparel — 0.0%
Vince Holding Corp. Expires 4/14/16 (a) (b) (c)	2,623	695

TOTAL RIGHTS (Cost $0)		695

	Number of Shares	Value
MUTUAL FUNDS — 11.0%
Diversified Financial — 11.0%
State Street Navigator Securities Lending Prime Portfolio (d)	31,279,873	$31,279,873

TOTAL MUTUAL FUNDS (Cost $31,279,873)		31,279,873

TOTAL LONG-TERM INVESTMENTS (Cost $325,852,825)		311,918,136

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	$3,492,166	3,492,166

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	492	492

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (f) 0.000% 9/15/16	705,000	703,926

TOTAL SHORT-TERM INVESTMENTS (Cost $4,196,676)		4,196,584

TOTAL INVESTMENTS — 110.7% (Cost $330,049,501) (g)		316,114,720

Other Assets/(Liabilities) — (10.7)%		(30,465,827)

NET ASSETS — 100.0%		$285,648,893

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $30,219,367 or 10.58% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $16,823 or 0.01% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(e)	Maturity value of $3,492,167. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $3,563,496.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 94.0%
Basic Materials — 3.3%
Chemicals — 2.8%
Air Products & Chemicals, Inc.	169,000	$24,344,450
Ashland, Inc.	107,000	11,765,720
Celanese Corp. Series A	194,000	12,707,000
RPM International, Inc.	380,000	17,985,400
The Sherwin-Williams Co.	47,796	13,606,087

		80,408,657

Mining — 0.5%
Franco-Nevada Corp. (a)	238,000	14,608,440

		95,017,097

Communications — 5.7%
Internet — 3.3%
Akamai Technologies, Inc. (b)	286,000	15,893,020
Cogent Communications Group, Inc.	150,519	5,874,757
Dropbox, Inc. (c)	32,717	354,325
Expedia, Inc.	55,770	6,013,121
LinkedIn Corp. Class A (b)	5,400	617,490
Match Group, Inc. (a) (b)	269,000	2,975,140
TripAdvisor, Inc. (b)	144,000	9,576,000
VeriSign, Inc. (a) (b)	481,000	42,587,740
Zillow Group, Inc. Class A (a) (b)	153,000	3,909,150
Zillow Group, Inc. Class C (a) (b)	296,000	7,024,080

		94,824,823

Media — 0.3%
FactSet Research Systems, Inc.	58,000	8,788,740

Telecommunications — 2.1%
DigitalGlobe, Inc. (b)	535,700	9,267,610
Harris Corp.	143,000	11,133,980
Palo Alto Networks, Inc. (b)	62,000	10,114,680
T-Mobile US, Inc. (b)	818,000	31,329,400

		61,845,670

		165,459,233

Consumer, Cyclical — 17.4%
Airlines — 0.3%
American Airlines Group, Inc.	242,613	9,949,559

Apparel — 0.9%
Carter’s, Inc.	30,550	3,219,359
Hanesbrands, Inc.	819,000	23,210,460

		26,429,819

Auto Manufacturers — 0.3%
Ferrari NV (a) (b)	144,000	6,004,800
Tesla Motors, Inc. (a) (b)	13,000	2,987,010

		8,991,810

	Number of Shares	Value
Automotive & Parts — 0.9%
BorgWarner, Inc.	481,000	$18,470,400
WABCO Holdings, Inc. (b)	71,000	7,591,320

		26,061,720

Distribution & Wholesale — 0.6%
HD Supply Holdings, Inc. (b)	293,596	9,709,220
LKQ Corp. (b)	221,056	7,058,318

		16,767,538

Home Furnishing — 0.6%
Harman International Industries, Inc.	205,479	18,295,850

Leisure Time — 3.0%
Brunswick Corp.	187,264	8,984,927
Harley-Davidson, Inc.	185,000	9,496,050
Norwegian Cruise Line Holdings Ltd. (b)	719,000	39,753,510
Royal Caribbean Cruises Ltd.	300,205	24,661,841
Sabre Corp.	103,259	2,986,250

		85,882,578

Lodging — 1.9%
Choice Hotels International, Inc.	288,000	15,566,400
Marriott International, Inc. Class A (a)	384,000	27,333,120
MGM Resorts International (b)	640,760	13,737,894

		56,637,414

Retail — 8.5%
Advance Auto Parts, Inc.	49,703	7,969,379
AutoZone, Inc. (b)	48,000	38,241,120
CarMax, Inc. (a) (b)	742,000	37,916,200
Chipotle Mexican Grill, Inc. (b)	6,000	2,825,820
Dollar General Corp.	506,373	43,345,529
Dollar Tree, Inc. (b)	141,612	11,677,325
L Brands, Inc.	253,318	22,243,854
Lululemon Athletica, Inc. (b)	79,671	5,394,523
The Michaels Cos., Inc. (b)	601,000	16,809,970
O’Reilly Automotive, Inc. (b)	134,988	36,940,816
PVH Corp.	120,000	11,887,200
Ross Stores, Inc.	223,410	12,935,439

		248,187,175

Textiles — 0.4%
Cintas Corp.	113,201	10,166,582

		507,370,045

Consumer, Non-cyclical — 25.8%
Beverages — 0.4%
Brown-Forman Corp. Class B	76,407	7,523,797
Monster Beverage Corp. (b)	40,329	5,379,082

		12,902,879

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.9%
Alkermes PLC (b)	590,741	$20,197,435
Illumina, Inc. (b)	70,040	11,354,184
Incyte Corp. (b)	214,074	15,513,943
Vertex Pharmaceuticals, Inc. (b)	121,000	9,618,290

		56,683,852

Commercial Services — 10.3%
Alliance Data Systems Corp. (b)	45,930	10,104,600
Aramark	783,214	25,940,048
Bright Horizons Family Solutions, Inc. (b)	61,808	4,003,922
CoreLogic, Inc. (b)	483,000	16,760,100
Equifax, Inc.	404,392	46,217,962
Euronet Worldwide, Inc. (b)	162,519	12,044,283
Gartner, Inc. (b)	221,729	19,811,486
Genpact Ltd. (b)	133,780	3,637,478
Global Payments, Inc.	547,148	35,728,764
KAR Auction Services, Inc.	418,133	15,947,593
Manpower, Inc.	168,000	13,678,560
Moody’s Corp.	49,600	4,789,376
PAREXEL International Corp. (b)	127,931	8,025,112
ServiceMaster Global Holdings, Inc. (b)	283,000	10,663,440
TransUnion (b)	142,000	3,920,620
Vantiv, Inc. Class A (b)	715,903	38,572,854
Verisk Analytics, Inc. (b)	336,000	26,853,120
Wework Cos., Inc. Class A (c)	47,262	1,779,140

		298,478,458

Foods — 1.7%
Sprouts Farmers Market, Inc. (b)	479,000	13,910,160
TreeHouse Foods, Inc. (b)	144,000	12,492,000
WhiteWave Foods Co. (b)	432,000	17,556,480
Whole Foods Market, Inc.	214,000	6,657,540

		50,616,180

Health Care – Products — 6.2%
Bruker Corp.	903,000	25,284,000
C.R. Bard, Inc.	49,712	10,075,131
The Cooper Cos., Inc.	235,330	36,233,760
Dexcom, Inc. (b)	36,871	2,503,910
Henry Schein, Inc. (b)	182,000	31,418,660
Hologic, Inc. (b)	578,625	19,962,562
IDEXX Laboratories, Inc. (b)	135,000	10,573,200
Intuitive Surgical, Inc. (b)	43,000	25,845,150
STERIS PLC	123,260	8,757,623
West Pharmaceutical Services, Inc.	154,000	10,675,280

		181,329,276

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (b)	191,000	10,526,010
Catalent, Inc. (b)	627,000	16,722,090
DENTSPLY SIRONA, Inc.	480,000	29,582,400

	Number of Shares	Value
Envision Healthcare Holdings, Inc. (b)	341,000	$6,956,400
Humana, Inc.	24,131	4,414,767
MEDNAX, Inc. (b)	384,000	24,814,080
Universal Health Services, Inc. Class B	144,817	18,061,576

		111,077,323

Pharmaceuticals — 1.5%
Alnylam Pharmaceuticals, Inc. (b)	57,000	3,577,890
Baxalta, Inc.	335,000	13,534,000
BioMarin Pharmaceutical, Inc. (b)	29,688	2,448,666
Mallinckrodt PLC (b)	76,000	4,657,280
Mead Johnson Nutrition Co.	53,041	4,506,894
Medivation, Inc. (b)	102,697	4,722,008
Perrigo Co. PLC	67,994	8,698,472

		42,145,210

		753,233,178

Energy — 1.5%
Oil & Gas — 1.5%
Carrizo Oil & Gas, Inc. (b)	130,002	4,019,662
Cimarex Energy Co.	40,000	3,890,800
Concho Resources, Inc. (b)	94,000	9,497,760
EQT Corp.	337,000	22,666,620
Pioneer Natural Resources Co.	24,000	3,377,760

		43,452,602

Financial — 8.8%
Banks — 0.4%
Citizens Financial Group, Inc.	125,617	2,631,676
Signature Bank (b)	61,177	8,327,413

		10,959,089

Diversified Financial — 5.0%
CBOE Holdings, Inc.	390,000	25,478,700
E*TRADE Financial Corp. (b)	628,663	15,395,957
FNF Group	965,000	32,713,500
Intercontinental Exchange, Inc.	108,000	25,395,120
LPL Financial Holdings, Inc. (a)	142,000	3,521,600
The Nasdaq, Inc.	137,200	9,107,336
Raymond James Financial, Inc.	186,320	8,870,695
TD Ameritrade Holding Corp.	735,000	23,174,550
WisdomTree Investments, Inc. (a)	254,427	2,908,101

		146,565,559

Insurance — 2.8%
Aon PLC	115,567	12,070,973
The Progressive Corp.	748,000	26,284,720
Willis Towers Watson PLC	374,000	44,378,840

		82,734,533

Real Estate — 0.6%
Jones Lang LaSalle, Inc.	144,000	16,894,080

		257,153,261

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 18.8%
Aerospace & Defense — 0.4%
Rockwell Collins, Inc.	115,000	$10,604,150

Airlines — 0.2%
United Continental Holdings, Inc. (b)	96,802	5,794,568

Building Materials — 0.8%
Eagle Materials, Inc.	55,463	3,888,511
Martin Marietta Materials, Inc.	120,000	19,141,200

		23,029,711

Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	81,000	17,669,340
AMETEK, Inc.	437,000	21,841,260
Mobileye NV (a) (b)	321,192	11,977,250

		51,487,850

Electronics — 4.3%
Agilent Technologies, Inc.	674,000	26,858,900
Allegion PLC	367,000	23,381,570
Amphenol Corp. Class A	77,820	4,499,552
FEI Co.	200,000	17,802,000
IMAX Corp. (b)	117,620	3,656,806
Keysight Technologies, Inc. (b)	726,000	20,139,240
Mettler-Toledo International, Inc. (b)	22,000	7,584,720
Sensata Technologies Holding NV (b)	578,000	22,449,520

		126,372,308

Environmental Controls — 1.1%
Waste Connections, Inc.	499,798	32,281,953

Machinery – Diversified — 3.9%
Cognex Corp.	152,000	5,920,400
IDEX Corp.	402,000	33,317,760
The Middleby Corp. (b)	85,000	9,075,450
Roper Technologies, Inc.	236,584	43,240,457
Wabtec Corp.	86,837	6,885,306
Xylem, Inc.	358,000	14,642,200

		113,081,573

Manufacturing — 3.0%
Colfax Corp. (b)	365,000	10,435,350
Teleflex, Inc.	259,060	40,675,011
Textron, Inc.	958,000	34,928,680

		86,039,041

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (b)	185,000	3,740,700

Packaging & Containers — 0.8%
Ball Corp. (a)	338,000	24,096,020

Transportation — 2.4%
J.B. Hunt Transport Services, Inc.	325,195	27,394,427
Kansas City Southern	289,000	24,695,050

	Number of Shares	Value
Kirby Corp. (b)	98,119	$5,915,594
Old Dominion Freight Line, Inc. (b)	191,000	13,297,420

		71,302,491

		547,830,365

Technology — 12.7%
Computers — 1.9%
Cadence Design Systems, Inc. (b)	452,895	10,679,264
Fortinet, Inc. (b)	189,443	5,802,639
IHS, Inc. Class A (b)	265,000	32,902,400
Jack Henry & Associates, Inc.	80,998	6,850,001

		56,234,304

Semiconductors — 2.9%
Analog Devices, Inc.	103,476	6,124,745
Atmel Corp.	1,603,000	13,016,360
Lam Research Corp.	82,547	6,818,382
Microchip Technology, Inc. (a)	601,000	28,968,200
NXP Semiconductor NV (b)	145,658	11,808,494
Qorvo, Inc. (b)	133,951	6,752,470
Xilinx, Inc.	241,000	11,430,630

		84,919,281

Software — 7.9%
Activision Blizzard, Inc.	338,669	11,460,559
Atlassian Corp. PLC Class A (c)	188,361	4,500,415
Atlassian Corp. PLC Class A (a) (b)	180,500	4,539,575
CDK Global, Inc.	210,715	9,808,783
Cerner Corp. (b)	57,034	3,020,521
Electronic Arts, Inc. (b)	221,705	14,656,917
Fair Isaac Corp.	65,619	6,961,520
Fidelity National Information Services, Inc.	241,000	15,257,710
Fiserv, Inc. (b)	572,000	58,675,760
Guidewire Software, Inc. (b)	35,000	1,906,800
IMS Health Holdings, Inc. (b)	455,000	12,080,250
MSCI, Inc.	286,000	21,186,880
NetSuite, Inc. (a) (b)	73,000	4,999,770
Red Hat, Inc. (b)	477,182	35,554,831
Servicenow, Inc. (b)	85,000	5,200,300
SS&C Technologies Holdings, Inc	192,000	12,176,640
Veeva Systems, Inc. Class A (a) (b)	285,000	7,136,400

		229,123,631

		370,277,216

TOTAL COMMON STOCK (Cost $2,244,281,795)		2,739,792,997

PREFERRED STOCK — 0.3%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (b) (c)	40,629	440,012

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dropbox, Inc. Series A 1 (b) (c)	199,577	$2,161,419
Living Social (b) (c)	586,650	-

		2,601,431

Consumer, Non-cyclical — 0.2%
Commercial Services — 0.2%
Wework, Inc. Series D 1 (b) (c)	83,736	3,152,175
Wework, Inc. Series D 2 (b) (c)	65,792	2,476,687

		5,628,862

TOTAL PREFERRED STOCK (Cost $7,978,621)		8,230,293

TOTAL EQUITIES (Cost $2,252,260,416)		2,748,023,290

MUTUAL FUNDS — 6.1%
Diversified Financial — 6.1%
State Street Navigator Securities Lending Prime Portfolio (d)	146,793,565	146,793,565
T. Rowe Price Government Reserve Investment Fund	30,028,864	30,028,864

		176,822,429

TOTAL MUTUAL FUNDS (Cost $176,822,429)		176,822,429

TOTAL LONG-TERM INVESTMENTS (Cost $2,429,082,845)		2,924,845,719

	Principal Amount
SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	$126,280,921	126,280,921

TOTAL SHORT-TERM INVESTMENTS (Cost $126,280,921)		126,280,921

TOTAL INVESTMENTS — 104.7% (Cost $2,555,363,766) (f)		3,051,126,640

Other Assets/(Liabilities) — (4.7)%		(138,194,091)

NET ASSETS — 100.0%		$2,912,932,549

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $143,433,795 or
4.92% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $14,864,173 or 0.51% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $126,280,956. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 1.750%, maturity dates ranging from 9/30/19 – 11/30/19, and an aggregate market value, including accrued interest, of $128,811,915.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 95.4%
Basic Materials — 1.9%
Chemicals — 1.4%
Methanex Corp. (a)	45,180	$1,451,182
Minerals Technologies, Inc.	40,758	2,317,092
Platform Specialty Products Corp. (a) (b)	187,036	1,608,510
PolyOne Corp.	44,400	1,343,100

		6,719,884

Forest Products & Paper — 0.5%
KapStone Paper and Packaging Corp.	176,219	2,440,633

		9,160,517

Communications — 3.1%
Internet — 1.6%
Dropbox, Inc. (b) (c)	28,181	305,200
GoDaddy, Inc. Class A (b)	34,895	1,128,155
Q2 Holdings, Inc. (b)	13,980	336,079
Shopify, Inc. Class A (a) (b)	47,030	1,326,716
Wayfair, Inc. Class A (b)	10,390	449,056
WebMD Health Corp. (b)	18,110	1,134,229
Zendesk, Inc. (a) (b)	81,577	1,707,407
Zillow Group, Inc. Class A (a) (b)	6,738	172,156
Zillow Group, Inc. Class C (a) (b)	54,845	1,301,472

		7,860,470

Media — 0.3%
The New York Times Co. Class A	133,530	1,663,784

Telecommunications — 1.2%
Arista Networks, Inc. (a) (b)	14,062	887,312
Ciena Corp. (b)	69,785	1,327,311
Infinera Corp. (b)	22,700	364,562
Ruckus Wireless, Inc. (b)	128,550	1,261,075
Vonage Holdings Corp. (b)	429,375	1,962,244

		5,802,504

		15,326,758

Consumer, Cyclical — 16.4%
Airlines — 0.5%
Allegiant Travel Co.	14,270	2,540,916

Apparel — 1.9%
G-III Apparel Group Ltd. (b)	73,917	3,613,802
Skechers U.S.A., Inc. Class A (b)	55,330	1,684,799
Steven Madden Ltd. (b)	106,948	3,961,354

		9,259,955

Automotive & Parts — 0.4%
Tenneco, Inc. (b)	39,070	2,012,496

Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (b)	35,010	1,435,760
Core-Mark Holding Co., Inc.	19,820	1,616,519

	Number of Shares	Value
Pool Corp.	14,920	$1,309,081
Watsco, Inc.	13,030	1,755,662
WESCO International, Inc. (a) (b)	27,947	1,527,863

		7,644,885

Entertainment — 1.5%
Cinemark Holdings, Inc.	52,330	1,874,984
DreamWorks Animation SKG, Inc. Class A (a) (b)	96,235	2,401,063
National CineMedia, Inc.	122,520	1,863,529
Vail Resorts, Inc.	10,090	1,349,033

		7,488,609

Home Builders — 0.2%
WCI Communities, Inc. (b)	42,880	796,711

Home Furnishing — 0.6%
American Woodmark Corp. (b)	12,670	945,055
La-Z-Boy, Inc.	63,170	1,689,166

		2,634,221

Leisure Time — 1.1%
ClubCorp Holdings, Inc.	117,090	1,643,944
Diamond Resorts International, Inc. (a) (b)	113,582	2,760,042
Lindblad Expeditions Holdings, Inc. (a) (b)	108,400	1,077,496

		5,481,482

Retail — 8.3%
Bloomin’ Brands, Inc.	109,240	1,842,879
Buffalo Wild Wings, Inc. (b)	4,870	721,344
Burlington Stores, Inc. (b)	37,710	2,120,810
Casey’s General Stores, Inc.	10,520	1,192,126
The Cheesecake Factory, Inc.	39,380	2,090,684
Chico’s FAS, Inc.	132,800	1,762,256
Columbia Sportswear Co.	21,970	1,320,177
Dave & Buster’s Entertainment, Inc. (b)	51,130	1,982,821
Destination Maternity Corp. (a)	81,890	560,128
Dick’s Sporting Goods, Inc.	38,834	1,815,490
DSW, Inc. Class A	76,930	2,126,345
Five Below, Inc. (b)	25,526	1,055,245
Haverty Furniture Cos., Inc.	46,484	983,602
HSN, Inc.	51,005	2,668,072
Jack in the Box, Inc.	16,193	1,034,247
Kate Spade & Co. (b)	133,550	3,408,196
Lithia Motors, Inc. Class A	25,310	2,210,322
The Michaels Cos., Inc. (b)	51,130	1,430,106
Panera Bread Co. Class A (b)	17,750	3,635,733
Papa John’s International, Inc.	47,570	2,577,818
Popeyes Louisiana Kitchen, Inc. (b)	16,950	882,417
Texas Roadhouse, Inc.	59,176	2,578,890
Wingstop, Inc. (b)	19,060	432,281

		40,431,989

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.3%
Tumi Holdings, Inc. (b)	61,365	$1,645,809

		79,937,073

Consumer, Non-cyclical — 24.5%
Biotechnology — 2.0%
BioCryst Pharmaceuticals, Inc. (a) (b)	9,230	26,121
Bluebird Bio, Inc. (b)	7,020	298,350
Cambrex Corp. (b)	14,600	642,400
Five Prime Therapeutics, Inc. (b)	45,228	1,837,614
Integra LifeSciences Holdings (b)	26,610	1,792,450
Ironwood Pharmaceuticals, Inc. (b)	47,358	518,096
Novavax, Inc. (a) (b)	129,668	669,087
PTC Therapeutics, Inc. (a) (b)	58,597	377,365
Repligen Corp. (b)	43,410	1,164,256
Ultragenyx Pharmaceutical, Inc. (b)	38,360	2,428,571

		9,754,310

Commercial Services — 7.5%
The Advisory Board Co. (b)	36,972	1,192,347
Bright Horizons Family Solutions, Inc. (b)	65,370	4,234,669
Cardtronics, Inc. (b)	61,000	2,195,390
Convergys Corp.	78,315	2,174,807
CoStar Group, Inc. (b)	41,829	7,870,963
Exlservice Holdings, Inc. (b)	21,010	1,088,318
Healthcare Services Group, Inc.	38,500	1,417,185
HealthEquity, Inc. (b)	67,760	1,671,639
Heartland Payment Systems, Inc.	19,773	1,909,479
INC Research Holdings, Inc. Class A (b)	26,380	1,087,120
Monro Muffler Brake, Inc.	20,400	1,457,988
On Assignment, Inc. (b)	25,090	926,323
Paylocity Holding Corp. (a) (b)	93,730	3,068,720
TransUnion (b)	48,500	1,339,085
WEX, Inc. (b)	34,011	2,835,157
WNS Holdings Ltd. Sponsored ADR (India) (b)	76,647	2,348,464

		36,817,654

Foods — 1.9%
Greencore Group PLC	708,044	3,804,677
J&J Snack Foods Corp.	12,710	1,376,239
Nomad Foods Ltd. (b)	68,252	614,951
Sanderson Farms, Inc.	22,590	2,037,166
Snyders-Lance, Inc.	50,390	1,586,277

		9,419,310

Health Care – Products — 5.7%
ABIOMED, Inc. (b)	13,540	1,283,727
Align Technology, Inc. (b)	18,542	1,347,818
AtriCure, Inc. (a) (b)	31,944	537,618
Bio-Techne Corp.	12,040	1,138,021
Cantel Medical Corp.	41,980	2,995,693
Cepheid, Inc. (b)	62,269	2,077,294

	Number of Shares	Value
Dexcom, Inc. (b)	53,699	$3,646,699
Globus Medical, Inc. Class A (b)	86,515	2,054,731
Inogen, Inc. (b)	33,800	1,520,324
Insulet Corp. (b)	152,383	5,053,020
Intersect ENT, Inc. (a) (b)	41,480	788,120
K2M Group Holdings, Inc. (b)	24,030	356,365
Merit Medical Systems, Inc. (b)	48,330	893,622
NuVasive, Inc. (b)	21,710	1,056,191
STERIS PLC	9,920	704,816
West Pharmaceutical Services, Inc.	31,440	2,179,421

		27,633,480

Health Care – Services — 4.6%
Acadia Healthcare Co., Inc. (b)	96,972	5,344,127
Amsurg Corp. (b)	25,630	1,911,998
Centene Corp. (b)	33,980	2,092,149
Envision Healthcare Holdings, Inc. (b)	67,149	1,369,840
ICON PLC (b)	22,530	1,692,003
Kindred Healthcare, Inc.	156,795	1,936,418
LifePoint Health, Inc. (b)	51,058	3,535,766
Surgical Care Affiliates, Inc. (b)	45,530	2,107,128
WellCare Health Plans, Inc. (b)	24,705	2,291,389

		22,280,818

Household Products — 0.2%
Prestige Brands Holdings, Inc. (b)	17,070	911,367

Pharmaceuticals — 2.4%
Aerie Pharmaceuticals, Inc. (b)	36,734	446,685
Anacor Pharmaceuticals, Inc. (a) (b)	12,077	645,516
Diplomat Pharmacy, Inc. (a) (b)	30,830	844,742
Dyax Corp. (b) (c)	20,230	-
Galapagos NV (a) (b)	31,045	1,298,302
Neogen Corp. (b)	23,430	1,179,700
Neurocrine Biosciences, Inc. (b)	26,070	1,031,068
Otonomy, Inc. (b)	29,643	442,274
Portola Pharmaceuticals, Inc. (b)	17,050	347,820
TESARO, Inc. (a) (b)	43,327	1,907,688
VCA, Inc. (b)	63,210	3,646,585

		11,790,380

Textiles — 0.2%
Samsonite International SA	367,370	1,226,726

		119,834,045

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. Class A (b)	47,660	1,585,172

Energy — 4.4%
Energy – Alternate Sources — 1.9%
First Solar, Inc. (b)	45,384	3,107,442
Headwaters, Inc. (b)	220,872	4,382,100
Pattern Energy Group, Inc. (a)	84,650	1,614,276

		9,103,818

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 2.2%
Diamondback Energy, Inc. (b)	60,573	$4,675,024
Parsley Energy, Inc. Class A (b)	27,543	622,472
Patterson-UTI Energy, Inc.	123,630	2,178,361
QEP Resources, Inc.	110,703	1,562,019
Western Refining, Inc.	57,200	1,663,948

		10,701,824

Oil & Gas Services — 0.3%
Forum Energy Technologies, Inc. (a) (b)	130,120	1,717,584

		21,523,226

Financial — 14.0%
Banks — 4.3%
Ameris Bancorp	52,430	1,550,879
Associated Banc-Corp.	171,166	3,070,718
ConnectOne Bancorp, Inc.	73,698	1,204,962
Great Western Bancorp, Inc.	59,440	1,620,929
Pinnacle Financial Partners, Inc.	29,960	1,469,838
PrivateBancorp, Inc.	79,686	3,075,880
Signature Bank (b)	9,820	1,336,698
South State Corp.	22,640	1,454,167
Texas Capital Bancshares, Inc. (b)	33,850	1,299,163
United Community Banks, Inc.	69,144	1,277,090
Western Alliance Bancorp (b)	112,777	3,764,496

		21,124,820

Diversified Financial — 3.2%
Cohen & Steers, Inc.	22,710	883,873
Ellie Mae, Inc. (b)	25,230	2,286,847
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	170,699	3,280,835
MarketAxess Holdings, Inc.	51,435	6,420,631
WageWorks, Inc. (b)	24,717	1,250,928
WisdomTree Investments, Inc. (a)	159,831	1,826,868

		15,949,982

Insurance — 2.3%
Argo Group International Holdings Ltd.	14,081	808,109
Assurant, Inc.	12,824	989,372
Assured Guaranty Ltd.	79,650	2,015,145
eHealth, Inc. (b)	68,792	645,957
First American Financial Corp.	55,617	2,119,564
Horace Mann Educators Corp.	52,657	1,668,700
MGIC Investment Corp. (b)	187,327	1,436,798
Stewart Information Services Corp.	48,440	1,757,403

		11,441,048

Real Estate — 1.1%
HFF, Inc. Class A	11,725	322,789
Hilltop Holdings, Inc. (b)	64,680	1,221,158
Kennedy-Wilson Holdings, Inc.	169,266	3,706,926

		5,250,873

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.3%
Coresite Realty Corp.	25,460	$1,782,455
CubeSmart	28,800	959,040
LaSalle Hotel Properties	39,720	1,005,313
MFA Financial, Inc.	245,250	1,679,962
PS Business Parks, Inc.	19,390	1,948,889
Redwood Trust, Inc.	132,290	1,730,353
Rexford Industrial Realty, Inc.	17,500	317,800
Sovran Self Storage, Inc.	14,280	1,684,326

		11,108,138

REITS — 0.1%
CyrusOne, Inc.	9,980	455,587

Savings & Loans — 0.7%
EverBank Financial Corp.	31,518	475,607
Sterling Bancorp	179,667	2,862,095

		3,337,702

		68,668,150

Industrial — 13.9%
Aerospace & Defense — 1.5%
Astronics Corp. (b)	19,848	757,201
Curtiss-Wright Corp.	18,480	1,398,382
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	71,390	3,126,168
Teledyne Technologies, Inc. (b)	21,980	1,937,317

		7,219,068

Building Materials — 2.9%
Apogee Enterprises, Inc.	30,020	1,317,578
Armstrong World Industries, Inc. (b)	35,760	1,729,711
Lennox International, Inc.	27,270	3,686,631
Masonite International Corp. (b)	92,313	6,046,502
US Concrete, Inc. (b)	27,500	1,638,450

		14,418,872

Electrical Components & Equipment — 1.0%
Generac Holdings, Inc. (a) (b)	48,562	1,808,449
SunPower Corp. (a) (b)	129,515	2,893,365

		4,701,814

Electronics — 0.7%
Rogers Corp. (b)	26,925	1,612,000
Watts Water Technologies, Inc. Class A	34,860	1,921,832

		3,533,832

Engineering & Construction — 0.2%
Dycom Industries, Inc. (a) (b)	13,730	887,919

Environmental Controls — 0.5%
Clean Harbors, Inc. (b)	50,300	2,481,802

Machinery – Construction & Mining — 0.3%
Astec Industries, Inc.	28,580	1,333,829

Machinery – Diversified — 1.7%
Altra Industrial Motion Corp.	53,344	1,481,896

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Industrial Technologies, Inc.	18,000	$781,200
Graco, Inc.	10,430	875,703
The Middleby Corp. (b)	36,648	3,912,907
Proto Labs, Inc. (b)	5,640	434,788
Zebra Technologies Corp. Class A (b)	9,600	662,400

		8,148,894

Manufacturing — 0.7%
John Bean Technologies Corp.	57,045	3,217,908

Metal Fabricate & Hardware — 0.5%
Advanced Drainage Systems, Inc. (a)	103,729	2,209,428

Miscellaneous – Manufacturing — 0.7%
A.O. Smith Corp.	45,900	3,502,629

Packaging & Containers — 0.7%
Berry Plastics Group, Inc. (b)	56,570	2,045,005
Graphic Packaging Holding Co.	125,855	1,617,237

		3,662,242

Transportation — 1.8%
Genesee & Wyoming, Inc. Class A (b)	26,700	1,674,090
Knight Transportation, Inc.	102,035	2,668,215
Landstar System, Inc.	41,214	2,662,836
Swift Transportation Co. (a) (b)	104,455	1,945,997

		8,951,138

Trucking & Leasing — 0.7%
Aircastle Ltd. (a)	78,160	1,738,278
GATX Corp. (a)	40,480	1,922,800

		3,661,078

		67,930,453

Technology — 16.7%
Computers — 2.0%
Cadence Design Systems, Inc. (b)	74,280	1,751,522
Manhattan Associates, Inc. (b)	62,389	3,548,062
MAXIMUS, Inc.	28,008	1,474,341
Pure Storage, Inc. Class A (a) (b)	14,988	205,186
Stratasys Ltd. (a) (b)	43,030	1,115,338
VeriFone Systems, Inc. (b)	26,600	751,184
Virtusa Corp. (b)	25,345	949,424

		9,795,057

Semiconductors — 3.7%
Cavium, Inc. (b)	76,872	4,701,491
Entegris, Inc. (b)	205,574	2,799,918
Mellanox Technologies Ltd. (b)	61,944	3,365,418
Microsemi Corp. (b)	44,460	1,703,263
Monolithic Power Systems, Inc.	76,310	4,856,368
ON Semiconductor Corp. (b)	70,760	678,588

		18,105,046

Software — 11.0%
Allscripts Healthcare Solutions, Inc. (b)	172,540	2,279,253

	Number of Shares	Value
Atlassian Corp. PLC Class A (a) (b)	52,042	$1,308,856
Benefitfocus, Inc. (a) (b)	37,140	1,238,619
Demandware, Inc. (b)	35,079	1,371,589
EPAM Systems, Inc. (b)	29,761	2,222,254
Fair Isaac Corp.	24,321	2,580,215
Globant SA (a) (b)	71,830	2,216,674
Guidewire Software, Inc. (b)	104,294	5,681,937
HubSpot, Inc. (b)	135,023	5,889,703
Imperva, Inc. (a) (b)	36,800	1,858,400
Omnicell, Inc. (b)	16,500	459,855
Paycom Software, Inc. (a) (b)	56,150	1,998,940
Press Ganey Holdings, Inc. (b)	29,880	898,790
Proofpoint, Inc. (a) (b)	58,030	3,120,854
SS&C Technologies Holdings, Inc	29,195	1,851,547
Telogis (b) (c)	251,002	401,603
TiVo, Inc. (b)	196,120	1,865,101
Tyler Technologies, Inc. (b)	38,460	4,946,341
The Ultimate Software Group, Inc. (b)	33,126	6,409,881
Veeva Systems, Inc. Class A (b)	142,131	3,558,960
Verint Systems, Inc. (b)	39,799	1,328,491

		53,487,863

		81,387,966

Utilities — 0.2%
Electric — 0.2%
8Point3 Energy Partners LP	59,315	871,932

TOTAL COMMON STOCK (Cost $468,671,817)		466,225,292

PREFERRED STOCK — 1.4%
Communications — 0.5%
Internet — 0.5%
Draftkings Series D (b) (c)	53,080	166,140
Draftkings, Inc. Series D 1 (b) (c)	102,640	415,692
The Honest Co. (b) (c)	14,220	652,698
Veracode, Inc. (b) (c)	30,294	645,565
Zuora, Inc. Series F (b) (c)	194,983	688,290

		2,568,385

Technology — 0.9%
Software — 0.9%
Cloudera, Inc. Series F (b) (c)	38,099	669,399
Docusign, Inc. Series B (b) (c)	1,417	23,083
Docusign, Inc. Series B 1 (b) (c)	424	6,907
Docusign, Inc. Series D (b) (c)	1,018	16,583
Docusign, Inc. Series E (b) (c)	26,333	428,965
Docusign, Inc. Series F (b) (c)	4,129	67,261
Marklogic Corp. Series F (b) (c)	77,018	892,639
NUTANIX, Inc. Series E (b) (c)	40,062	576,893

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telogis (b) (c)	341,823	$1,504,021

		4,185,751

TOTAL PREFERRED STOCK (Cost $6,224,033)		6,754,136

TOTAL EQUITIES (Cost $474,895,850)		472,979,428

MUTUAL FUNDS — 12.6%
Diversified Financial — 12.6%
iShares Russell 2000 Growth Index Fund	15,507	2,057,468
iShares Russell 2000 Index Fund (a)	32,840	3,632,761
State Street Navigator Securities Lending Prime Portfolio (d)	56,014,554	56,014,554

		61,704,783

TOTAL MUTUAL FUNDS (Cost $61,692,698)		61,704,783

TOTAL LONG-TERM INVESTMENTS (Cost $536,588,548)		534,684,211

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	$13,100,651	13,100,651

TOTAL SHORT-TERM INVESTMENTS (Cost $13,100,651)		13,100,651

TOTAL INVESTMENTS — 112.1% (Cost $549,689,199) (f)		547,784,862

Other Assets/(Liabilities) — (12.1)%		(59,087,822)

NET ASSETS — 100.0%		$488,697,040

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $54,622,562 or 11.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $7,460,939 or 1.53% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $13,100,655. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% – 1.750%, maturity dates ranging from 5/15/18 – 9/30/19, and an aggregate market value, including accrued interest, of $13,367,593.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.0%
Australia — 2.9%
Australia & New Zealand Banking Group Ltd.	74,841	$1,337,618
Goodman Group	157,446	802,434

		2,140,052

Belgium — 2.0%
Anheuser-Busch InBev SA/NV	4,619	575,812
KBC Groep NV	18,005	927,915

		1,503,727

Cayman Islands — 1.5%
CK Hutchison Holdings Ltd.	85,196	1,104,775

Denmark — 0.7%
Pandora A/S	3,909	509,746

Finland — 2.3%
Nokia OYJ	161,415	958,897
UPM-Kymmene OYJ	41,745	752,947

		1,711,844

France — 10.8%
AXA SA	66,154	1,555,269
BNP Paribas	25,161	1,261,662
Cap Gemini SA	7,604	713,799
Natixis SA	66,310	325,333
Renault SA	13,336	1,323,307
Thales SA	6,893	603,686
Total SA	50,670	2,304,592

		8,087,648

Germany — 7.9%
Adidas AG	4,159	487,429
Bayer AG	10,821	1,271,725
Brenntag AG	11,593	660,928
Daimler AG	21,200	1,625,294
E.ON SE	50,128	481,096
HeidelbergCement AG	7,707	659,508
Infineon Technologies AG	47,996	682,649

		5,868,629

Hong Kong — 1.6%
China Overseas Land & Investment Ltd.	122,000	386,421
CNOOC Ltd.	661,000	774,470

		1,160,891

Ireland — 0.7%
Ryanair Holdings PLC Sponsored ADR (Ireland)	6,510	558,688

Israel — 0.9%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	11,855	634,361

	Number of Shares	Value
Italy — 4.3%
Enel SpA	312,472	$1,382,999
Intesa Sanpaolo SpA	390,861	1,074,854
Telecom Italia SpA (a)	722,270	778,839

		3,236,692

Japan — 19.5%
Daikin Industries Ltd.	12,400	926,218
Daiwa House Industry Co. Ltd.	38,500	1,079,509
Dentsu, Inc. (b)	14,900	747,561
Honda Motor Co. Ltd.	33,800	926,296
Japan Airlines Co. Ltd.	20,300	743,267
Mitsubishi UFJ Financial Group, Inc.	383,900	1,777,613
Mitsui Fudosan Co. Ltd.	49,000	1,218,392
NH Foods Ltd. (b)	20,000	439,837
Nippon Telegraph & Telephone Corp.	51,500	2,214,375
Sompo Japan Nipponkoa Holdings, Inc.	29,500	835,080
Sony Corp.	32,100	824,522
Suzuken Co. Ltd.	10,500	356,651
Suzuki Motor Corp.	27,300	729,827
Toyota Motor Corp.	19,500	1,028,399
Yamato Holdings Co. Ltd. (b)	37,200	742,337

		14,589,884

Luxembourg — 0.6%
ArcelorMittal (b)	103,442	464,875

Netherlands — 5.9%
Airbus Group SE	13,618	903,636
ING Groep NV	91,023	1,096,091
Koninklijke KPN NV	158,461	662,030
Koninklijke Philips Electronics NV	39,305	1,115,948
NN Group NV	19,933	650,320

		4,428,025

Norway — 1.1%
Norsk Hydro ASA	197,498	809,874

Republic of Korea — 1.1%
Samsung Electronics Co., Ltd.	710	814,384

Spain — 1.4%
Banco Santander SA	166,645	728,170
Bankia SA	351,829	331,623

		1,059,793

Sweden — 2.6%
Electrolux AB Series B	26,188	688,798
Nordea Bank AB	93,364	896,069
Sandvik AB	38,061	393,591

		1,978,458

Switzerland — 2.9%
Credit Suisse Group	45,427	642,050
Roche Holding AG	3,737	916,998

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zurich Insurance Group AG	2,694	$622,462

		2,181,510

United Kingdom — 25.3%
Aviva PLC	89,842	584,926
Barclays PLC	147,505	315,520
Barratt Developments PLC	48,816	391,546
British American Tobacco PLC	18,461	1,081,122
Centrica PLC	249,228	811,736
Dixons Carphone PLC	66,171	403,356
GlaxoSmithKline PLC	96,888	1,963,199
InterContinental Hotels Group PLC	19,009	780,228
Lloyds Banking Group PLC	1,057,407	1,026,348
National Grid PLC	88,941	1,260,100
Prudential PLC	66,302	1,229,723
Rio Tinto PLC	44,514	1,256,151
Royal Dutch Shell PLC Class A	109,005	2,629,683
RSA Insurance Group PLC	83,903	570,216
Shire Ltd.	11,129	637,562
Standard Chartered PLC	96,407	648,730
Vodafone Group PLC	694,928	2,215,003
Wolseley PLC	19,792	1,114,472

		18,919,621

TOTAL COMMON STOCK (Cost $75,619,468)		71,763,477

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA 1.450%	3,190	351,554

TOTAL PREFERRED STOCK (Cost $356,316)		351,554

TOTAL EQUITIES (Cost $75,975,784)		72,115,031

MUTUAL FUNDS — 3.0%
United States — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	2,256,489	2,256,489

TOTAL MUTUAL FUNDS (Cost $2,256,489)		2,256,489

TOTAL LONG-TERM INVESTMENTS (Cost $78,232,273)		74,371,520

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/16, 0.010%, due 4/01/16 (d)	$1,963,878	$1,963,878

TOTAL SHORT-TERM INVESTMENTS (Cost $1,963,878)		1,963,878

TOTAL INVESTMENTS — 102.1% (Cost $80,196,151) (e)		76,335,398

Other Assets/(Liabilities) — (2.1)%		(1,559,703)

NET ASSETS — 100.0%		$74,775,695

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $2,144,301 or 2.87% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,963,879. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $2,003,570.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.4%
Australia — 6.8%
AGL Energy Ltd.	25,144	$354,325
Alumina Ltd. (a)	78,199	76,970
Amcor Ltd.	42,529	466,475
AMP Ltd.	110,769	491,079
APA Group	37,553	253,363
Aristocrat Leisure Ltd.	20,526	161,897
Asciano Group	20,911	143,584
ASX Ltd.	6,568	208,368
Aurizon Holdings Ltd.	70,755	213,746
AusNet Services	75,882	86,545
Australia & New Zealand Banking Group Ltd.	104,347	1,864,971
Bank of Queensland Ltd.	12,914	119,229
Bendigo and Adelaide Bank Ltd. (a)	23,408	158,285
BHP Billiton Ltd.	114,014	1,478,873
Boral Ltd.	26,716	126,398
Brambles Ltd.	58,100	538,100
Caltex Australia Ltd.	9,139	237,980
Challenger Ltd.	22,321	142,607
CIMIC Group Ltd. (a)	3,676	97,817
Coca-Cola Amatil Ltd.	26,858	181,499
Cochlear Ltd.	1,967	154,108
Commonwealth Bank of Australia	60,786	3,486,712
Computershare Ltd.	16,427	122,801
Crown Resorts Ltd.	12,650	120,346
CSL Ltd.	16,682	1,294,002
Dexus Property Group	34,436	208,923
DUET Group (b)	87,531	153,183
Flight Centre Travel Group Ltd. (a)	2,031	67,102
Fortescue Metals Group Ltd. (a)	48,700	93,543
Goodman Group	67,953	346,327
GPT Group	60,191	229,988
Harvey Norman Holdings Ltd.	20,344	73,063
Healthscope Ltd.	55,172	112,294
Iluka Resources Ltd.	16,124	80,598
Incitec Pivot Ltd.	60,198	146,524
Insurance Australia Group Ltd.	84,177	358,374
Lend Lease Group	19,471	206,283
Macquarie Group Ltd.	11,362	572,611
Medibank Pvt. Ltd.	94,563	211,456
Mirvac Group	122,958	181,911
National Australia Bank Ltd.	94,737	1,894,403
Newcrest Mining Ltd. (c)	28,015	362,886
Orica Ltd. (a)	13,062	153,169
Origin Energy Ltd.	58,448	225,722
Platinum Asset Management Ltd.	8,103	39,401
Qantas Airways Ltd.	18,302	57,056
QBE Insurance Group Ltd.	53,400	444,089

	Number of Shares	Value
Ramsay Health Care Ltd.	4,786	$224,897
REA Group Ltd.	2,346	96,794
Rio Tinto Ltd.	14,997	491,890
Santos Ltd.	59,859	185,646
Scentre Group	195,263	662,846
Seek Ltd.	11,514	142,249
Sonic Healthcare Ltd.	12,989	186,152
South32 Ltd. (c)	52,452	58,800
South32 Ltd. (c)	145,832	162,369
Stockland	79,734	260,754
Suncorp Group Ltd.	43,836	398,235
Sydney Airport	37,416	191,540
Tabcorp Holdings Ltd.	25,541	83,703
Tatts Group Ltd.	50,283	145,359
Telstra Corp. Ltd.	153,539	625,829
TPG Telecom Ltd.	10,159	88,025
Transurban Group	74,084	643,801
Treasury Wine Estates Ltd.	25,409	187,283
Vicinity Centres	113,513	277,374
Vocus Communications Ltd. (a)	15,428	98,247
Wesfarmers Ltd.	40,737	1,293,195
Westfield Corp.	71,568	547,438
Westpac Banking Corp.	119,390	2,774,165
Woodside Petroleum Ltd.	27,089	540,243
Woolworths Ltd. (a)	44,727	757,092

		29,922,912

Austria — 0.2%
Andritz AG (a)	2,690	147,638
Erste Group Bank AG (c)	10,558	296,568
OMV AG	5,288	148,702
Raiffeisen Bank International AG (a) (c)	3,241	49,027
Voestalpine AG	3,969	132,292

		774,227

Belgium — 1.4%
Ageas	6,760	268,209
Anheuser-Busch InBev SA/NV	28,900	3,602,718
Colruyt SA	2,432	141,684
Delhaize Group	3,536	368,441
Groupe Bruxelles Lambert SA	2,725	224,676
KBC Groep NV	8,653	445,946
Proximus SADP	5,096	174,157
Solvay SA Class A	2,502	250,189
Telenet Group Holding NV (c)	1,613	81,644
UCB SA	4,754	362,608
Umicore SA	3,350	166,328

		6,086,600

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	25,000	244,655

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Pacific Co. Ltd.	87,750	$65,618
Hongkong Land Holdings Ltd.	18,400	110,180
Jardine Matheson Holdings Ltd.	9,400	536,452
Kerry Properties Ltd.	18,000	49,666
Li & Fung Ltd.	206,000	122,204
Noble Group Ltd. (a) (c)	128,700	41,964
NWS Holdings Ltd.	60,938	96,811
Shangri-La Asia Ltd.	32,000	36,515
Yue Yuen Industrial Holdings Ltd.	23,000	79,161

		1,383,226

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	8,800	68,774
Cheung Kong Property Holdings Ltd.	99,745	642,076
CK Hutchison Holdings Ltd.	97,745	1,267,504
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	3,100	51,181
MGM China Holdings Ltd.	23,600	35,862
Sands China Ltd.	88,000	358,213
WH Group Ltd. (c) (d)	212,500	153,941
Wynn Macau Ltd. (c)	63,200	97,834

		2,675,385

Denmark — 1.9%
AP Moeller — Maersk A/S Class A	131	166,377
AP Moeller — Maersk A/S Class B	244	318,377
Carlsberg A/S Class B	4,057	385,801
Chr Hansen Holding A/S	3,467	232,597
Coloplast A/S Class B	3,732	281,834
Danske Bank A/S	25,374	714,054
DSV A/S	6,676	276,707
Genmab A/S (c)	2,103	291,150
ISS A/S	5,048	202,124
Novo Nordisk A/S Class B	70,285	3,794,856
Novozymes A/S	8,627	386,618
Pandora A/S	4,074	531,263
TDC A/S	28,191	137,472
Tryg A/S	4,252	82,463
Vestas Wind Systems A/S	8,139	571,932
William Demant Holding (c)	869	87,119

		8,460,744

Finland — 1.0%
Elisa OYJ (a)	4,908	190,143
Fortum OYJ	15,670	236,155
Kone OYJ (a)	11,933	572,957
Metso OYJ (a)	3,976	94,401
Neste OYJ (a)	4,661	153,116
Nokia OYJ	197,515	1,173,352
Nokia OYJ (c)	10,433	61,681
Nokian Renkaat OYJ	3,939	138,922
Orion OYJ Class B (a)	3,539	116,582
Sampo OYJ	16,022	758,086
Stora Enso OYJ Class R	18,709	166,811

	Number of Shares	Value
UPM-Kymmene OYJ	19,553	$352,674
Wartsila OYJ Abp	5,001	225,396

		4,240,276

France — 9.2%
Accor SA	8,254	349,372
Aeroports de Paris	1,022	126,317
Air Liquide	12,407	1,391,672
Alstom SA (c)	5,233	133,700
Arkema	2,271	169,917
Atos SE	2,911	236,570
AXA SA	71,151	1,672,748
BNP Paribas	38,216	1,916,286
Bollore SA	29,206	113,145
Bollore SA (c)	106	407
Bouygues SA	7,912	321,923
Bureau Veritas SA	8,982	199,656
Cap Gemini SA	5,634	528,872
Carrefour SA	20,925	574,484
Casino Guichard-Perrachon SA (a)	2,172	124,194
Christian Dior SE	1,861	337,184
Cie Generale d’Optique Essilor International SA	7,534	928,309
Cie Generale des Etablissements Michelin Class B	6,621	675,923
CNP Assurances	7,188	111,818
Compagnie de Saint-Gobain	16,770	736,754
Credit Agricole SA	36,448	393,112
Danone SA	20,899	1,483,666
Dassault Systemes SA	4,372	346,101
Edenred	7,180	139,327
Electricite de France	8,258	92,353
Engie SA	53,267	824,417
Eurazeo SA	1,190	80,438
Eutelsat Communications SA	6,017	194,041
Fonciere Des Regions	975	91,954
France Telecom SA	71,633	1,251,643
Gecina SA	1,137	156,435
Groupe Eurotunnel SE	15,793	176,953
Hermes International	902	317,309
ICADE	1,196	91,420
Iliad SA	892	229,173
Imerys SA	1,331	92,751
Ingenico Group	1,887	216,158
JCDecaux SA	2,618	114,313
Kering	2,804	499,972
Klepierre	7,715	368,621
L’Oreal	9,054	1,618,186
Lagardere S.C.A	4,116	109,169
Legrand SA	9,939	556,390
LVMH Moet Hennessy Louis Vuitton SE	10,079	1,723,900
Natixis SA	31,734	155,695
Numericable-SFR	3,789	158,962

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pernod-Ricard SA	7,829	$872,137
Peugeot SA (c)	15,529	265,700
Publicis Groupe	6,555	459,378
Remy Cointreau SA	810	61,466
Renault SA	7,000	694,597
Rexel Promesses	10,187	145,142
Safran SA	11,453	800,836
Sanofi	42,185	3,392,705
Schneider Electric SE	20,141	1,272,028
Schneider Electric SE	253	15,988
SCOR SE	5,207	184,694
Societe BIC SA	944	141,920
Societe Generale SA	25,980	955,707
Sodexo SA	3,413	366,966
Suez Environnement Co.	10,090	184,701
Technip SA	3,503	193,704
Thales SA	3,934	344,538
Total SA	78,770	3,582,647
Unibail-Rodamco SE (a)	1,870	513,086
Unibail-Rodamco SE	1,744	479,851
Valeo SA	2,947	458,225
Veolia Environnement SA	16,392	394,527
Vinci SA	17,006	1,262,821
Vivendi SA	41,152	864,568
Wendel SA	873	94,961
Zodiac Aerospace	6,852	136,876

		40,271,479

Germany — 8.4%
Adidas AG	7,361	862,699
Allianz SE	16,279	2,646,351
Axel Springer AG (a)	1,562	84,107
BASF SE	32,892	2,480,153
Bayer AG	29,651	3,484,697
Bayerische Motoren Werke AG	12,040	1,105,856
Beiersdorf AG	3,400	306,842
Brenntag AG	6,226	354,950
Commerzbank AG (c)	40,206	349,407
Continental AG	3,955	900,093
Daimler AG	34,653	2,656,666
Deutsche Bank AG	48,841	831,019
Deutsche Boerse AG	7,243	618,049
Deutsche Lufthansa AG (c)	8,289	134,000
Deutsche Post AG	34,768	965,610
Deutsche Telekom AG	115,068	2,064,249
Deutsche Wohnen AG	11,814	367,282
E.ON SE	70,102	672,793
Evonik Industries AG	4,836	144,975
Fraport AG Frankfurt Airport Services Worldwide	1,385	83,692
Fresenius Medical Care AG & Co. KGaA	7,886	698,507
Fresenius SE & Co. KGaA	13,781	1,006,792
GEA Group AG	7,005	341,117

	Number of Shares	Value
Hannover Rueck SE	2,034	$236,875
HeidelbergCement AG	5,481	469,023
Henkel AG & Co. KGaA	3,858	379,103
Hugo Boss AG	2,189	143,502
Infineon Technologies AG	40,803	580,343
K+S AG (a)	6,522	152,537
Kabel Deutschland Holding AG	303	33,907
Lanxess AG	3,171	152,336
Linde AG	6,684	973,605
MAN SE	1,140	123,391
Merck KGaA	4,987	415,813
Metro AG	6,408	198,249
Muenchener Rueckversicherungs AG	5,975	1,215,155
OSRAM Licht AG	2,850	146,339
ProSiebenSat.1 Media SE	7,460	383,383
RWE AG	17,901	231,487
SAP SE	35,348	2,859,730
Siemens AG	28,422	3,012,498
Symrise AG	4,908	328,104
Telefonica Deutschland Holding AG	25,703	139,194
ThyssenKrupp AG	14,191	294,858
TUI AG	12,310	190,021
TUI AG	4,761	74,250
United Internet AG	4,232	212,251
Volkswagen AG	1,206	174,965
Vonovia SE	16,970	610,575
Zalando SE (c) (d)	3,114	102,174

		36,993,574

Hong Kong — 2.3%
AIA Group Ltd.	433,180	2,456,505
The Bank of East Asia Ltd.	41,314	154,275
BOC Hong Kong Holdings Ltd.	139,000	415,033
Cathay Pacific Airways Ltd.	50,000	86,660
CLP Holdings Ltd.	70,499	638,537
Galaxy Entertainment Group Ltd.	86,000	322,261
Hang Lung Properties Ltd.	76,000	145,376
Hang Seng Bank Ltd.	28,200	499,440
Henderson Land Development Co. Ltd.	38,766	237,777
HK Electric Investments & HK Electric Investments Ltd. (d)	90,706	79,750
HKT Trust / HKT Ltd.	91,840	126,439
Hong Kong & China Gas Co. Ltd.	237,592	444,830
Hong Kong Exchanges and Clearing Ltd.	40,060	964,215
HongKong Electric Holdings	52,000	532,401
Hysan Development Co. Ltd.	20,035	85,382
The Link REIT	85,223	504,780
MTR Corp.	49,349	243,410
New World Development Ltd.	179,952	171,760
PCCW Ltd.	147,136	94,868
Sino Land Co. Ltd.	106,850	169,810
SJM Holdings Ltd.	53,000	37,665

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Hung Kai Properties Ltd.	64,258	$785,287
Swire Pacific Ltd. Class A	20,000	215,275
Swire Properties Ltd.	41,396	112,320
Techtronic Industries Co.	46,403	183,694
Wharf Holdings Ltd.	46,000	251,515
Wheelock & Co. Ltd.	36,000	160,870

		10,120,135

Ireland — 0.7%
Bank of Ireland (c)	984,986	285,540
CRH PLC	29,047	818,423
CRH PLC	1,480	41,590
Experian PLC	33,512	596,329
James Hardie Industries NV	15,243	207,798
Kerry Group PLC Class A	5,898	549,328
Paddy Power Betfair PLC	3,022	420,860

		2,919,868

Israel — 0.7%
Azrieli Group	1,335	52,366
Bank Hapoalim B.M.	36,013	186,764
Bank Leumi Le-Israel (c)	47,564	170,729
Bezeq Israeli Telecommunication Corp. Ltd.	68,812	155,113
Check Point Software Technologies Ltd. (a) (c)	2,300	201,181
Delek Group Ltd.	176	30,136
Israel Chemicals Ltd.	17,945	77,798
Mizrahi Tefahot Bank Ltd.	8,993	105,453
NICE Systems Ltd.	2,086	136,659
Taro Pharmaceutical Industries Ltd. (c)	300	42,975
Teva Pharmaceutical Industries Ltd.	32,788	1,761,821

		2,920,995

Italy — 1.9%
Assicurazioni Generali SpA	43,200	637,327
Atlantia SpA	13,993	387,987
Banco Popolare SC (a) (c)	12,314	84,592
Enel Green Power SpA	62,431	133,799
Enel SpA	260,411	1,152,577
Eni SpA	92,756	1,402,026
Exor SpA	3,416	122,138
Finmeccanica SpA (c)	13,753	174,460
Intesa Sanpaolo SpA	455,099	1,251,507
Intesa Sanpaolo SpA	32,794	84,762
Luxottica Group SpA	6,275	346,296
Mediobanca SpA	18,656	134,186
Prysmian SpA	7,123	161,344
Saipem SpA (c)	214,268	85,434
Snam Rete Gas SpA	76,724	479,893
Telecom Italia SpA (c)	418,596	451,381
Telecom Italia SpA — RSP	201,135	175,111
Terna Rete Elettrica Nazionale SpA	50,730	289,078
UniCredit SpA	176,767	636,804

	Number of Shares	Value
Unione di Banche Italiane SpA	30,451	$111,688
UnipolSai SpA	38,832	89,786

		8,392,176

Japan — 21.8%
ABC-Mart, Inc.	1,800	115,128
Acom Co. Ltd. (a) (c)	11,800	59,236
Aeon Co. Ltd.	22,900	330,701
Aeon Credit Service Co. Ltd.	3,800	89,372
Aeon Mall Co. Ltd.	3,600	53,189
Air Water, Inc. (a)	6,000	88,554
Aisin Seiki Co.	6,500	244,737
Ajinomoto Co., Inc.	21,000	472,971
Alfresa Holdings Corp.	6,700	128,454
All Nippon Airways Co. Ltd.	50,000	140,616
Alps Electric Co. Ltd.	6,400	111,469
Amada Holdings Co. Ltd.	10,600	103,351
Aozora Bank Ltd.	40,000	139,409
Asahi Glass Co. Ltd. (a)	33,000	180,524
Asahi Group Holdings Ltd.	13,300	413,708
Asahi Kasei Corp.	47,000	316,816
Asics Corp.	4,800	85,242
Astellas Pharma, Inc.	76,000	1,010,103
Bandai Namco Holdings, Inc.	6,500	141,439
The Bank of Kyoto Ltd.	12,000	78,222
The Bank of Yokohama Ltd. (b) (c)	38,000	175,574
Benesse Holdings, Inc. (a)	2,400	69,070
Bridgestone Corp.	23,100	860,857
Brother Industries Ltd. (a)	8,500	97,675
Calbee, Inc.	2,600	103,072
Canon, Inc.	38,600	1,150,152
Casio Computer Co. Ltd. (a)	7,000	140,824
Central Japan Railway Co.	5,200	919,236
The Chiba Bank Ltd.	24,000	119,565
Chubu Electric Power Co., Inc.	24,700	344,137
Chugai Pharmaceutical Co. Ltd.	7,600	235,230
The Chugoku Bank Ltd. (a)	4,700	48,923
The Chugoku Electric Power Co., Inc. (a)	10,300	138,867
Citizen Holdings Co. Ltd.	9,400	53,261
Credit Saison Co. Ltd.	4,600	80,030
Dai Nippon Printing Co. Ltd.	17,000	150,971
The Dai-ichi Life Insurance Co. Ltd.	37,500	453,623
Daicel Corp.	10,800	147,207
Daihatsu Motor Co. Ltd. (a)	5,900	82,906
Daiichi Sankyo Co. Ltd.	23,400	520,041
Daikin Industries Ltd.	8,700	649,847
Daito Trust Construction Co. Ltd.	2,700	382,725
Daiwa House Industry Co. Ltd.	21,600	605,647
Daiwa Securities Group, Inc.	58,000	355,700
Denso Corp.	17,500	701,341
Dentsu, Inc. (a)	7,600	381,306
Don Quijote Holdings Co. Ltd.	4,100	142,066
East Japan Railway	11,900	1,024,601

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eisai Co. Ltd.	9,300	$559,175
Electric Power Development Co. Ltd.	5,000	155,807
FamilyMart Co. Ltd.	3,000	155,893
Fanuc Corp.	7,200	1,117,952
Fast Retailing Co., Ltd. (a)	1,900	607,745
Fuji Electric Co. Ltd.	17,000	58,723
Fuji Heavy Industries Ltd.	21,000	739,320
FUJIFILM Holdings Corp.	16,100	635,093
Fujitsu LTD	62,000	228,854
Fukuoka Financial Group, Inc.	29,000	94,518
GungHo Online Entertainment, Inc. (a)	15,600	43,809
The Gunma Bank Ltd. (a)	12,000	49,466
The Hachijuni Bank Ltd.	14,000	60,191
Hakuhodo DY Holdings, Inc.	12,500	141,547
Hamamatsu Photonics KK (a)	5,100	140,294
Hankyu Hanshin Holdings, Inc.	39,000	248,322
Hikari Tsushin, Inc. (a)	500	38,004
Hino Motors Ltd. (a)	9,000	97,259
Hirose Electric Co. Ltd.	1,100	121,221
The Hiroshima Bank Ltd.	18,000	65,599
Hisamitsu Pharmaceutical Co., Inc.	1,800	80,268
Hitachi Chemical Co. Ltd.	3,800	68,332
Hitachi Construction Machinery Co. Ltd. (a)	4,600	73,031
Hitachi High-Technologies Corp.	2,500	70,214
Hitachi Ltd.	174,000	813,547
Hitachi Metals Ltd.	7,600	78,131
Hokuhoku Financial Group, Inc. (a)	37,000	48,540
Hokuriku Electric Power Co.	5,100	72,159
Honda Motor Co. Ltd.	57,900	1,586,761
Hoshizaki Electric Co. Ltd.	1,200	99,961
Hoya Corp.	15,400	585,491
Hulic Co. Ltd.	11,300	107,680
Idemitsu Kosan Co. Ltd. (a)	2,500	44,502
IHI Corp.	49,000	103,138
Iida Group Holdings Co. Ltd.	5,100	99,167
Inpex Corp.	35,300	267,522
Isetan Mitsukoshi Holdings Ltd. (a)	12,100	141,306
Isuzu Motors Ltd.	20,100	207,413
ITOCHU Corp.	59,400	731,066
Itochu Techno-Solutions Corp. (a)	1,400	26,411
The Iyo Bank Ltd. (a)	8,600	56,176
J Front Retailing Co. Ltd.	8,500	112,447
Japan Airlines Co. Ltd.	4,200	153,779
Japan Airport Terminal Co. Ltd. (a)	1,500	53,116
Japan Exchange Group, Inc.	18,400	280,969
Japan Post Bank Co. Ltd.	13,300	163,601
Japan Post Holdings Co. Ltd.	16,500	220,103
Japan Prime Realty Investment Corp.	31	126,138
Japan Real Estate Investment Corp.	45	259,840
Japan Retail Fund Investment Corp.	84	201,398
Japan Tobacco, Inc.	39,600	1,646,330
JFE Holdings, Inc. (a)	16,600	223,418

	Number of Shares	Value
JGC Corp.	7,000	$104,739
The Joyo Bank Ltd.	19,000	65,025
JSR Corp.	6,800	97,504
JTEKT Corp.	7,600	98,520
JX Holdings, Inc.	84,100	324,000
Kajima Corp.	30,000	187,754
Kakaku.com, Inc. (a)	4,500	83,367
Kamigumi Co. Ltd.	7,000	65,718
Kaneka Corp.	10,000	85,370
The Kansai Electric Power Co., Inc. (c)	23,500	207,655
Kansai Paint Co. Ltd.	11,300	181,415
Kao Corp.	18,200	970,294
Kawasaki Heavy Industries Ltd. (a)	48,000	138,055
KDDI Corp.	62,900	1,676,491
Keihan Electric Railway Co. Ltd.	18,000	126,592
Keikyu Corp. (a)	16,000	140,505
Keio Corp.	20,000	175,254
Keisei Electric Railway Co. Ltd.	10,000	140,589
Keyence Corp.	1,600	872,228
Kikkoman Corp. (a)	5,000	164,289
Kintetsu Group Holdings Co. Ltd. (a)	75,000	303,338
Kirin Holdings Co. Ltd.	31,400	439,550
Kobe Steel Ltd. (a)	107,000	93,759
Koito Manufacturing Co. Ltd.	3,600	162,606
Komatsu Ltd.	34,700	590,414
Konami Holdings Corp. (a)	3,500	103,365
Konica Minolta Holdings, Inc.	15,900	134,990
Kose Corp.	1,000	96,958
Kubota Corp.	39,100	531,919
Kuraray Co. Ltd.	12,000	146,348
Kurita Water Industries Ltd.	3,200	72,841
Kyocera Corp.	11,900	523,864
Kyowa Hakko Kirin Co. Ltd.	8,400	133,975
Kyushu Electric Power (a) (c)	14,800	140,779
Kyushu Financial Group, Inc.	10,000	57,532
Lawson, Inc.	2,300	192,217
Lixil Group Corp.	9,000	183,151
M3, Inc. (a)	6,700	168,139
Mabuchi Motor Co. Ltd.	1,800	83,529
Makita Corp. (a)	4,500	278,950
Marubeni Corp. (a)	63,700	322,460
Marui Group Co. Ltd. (a)	7,300	104,567
Maruichi Steel Tube Ltd.	2,200	60,197
Mazda Motor Corp.	20,900	322,946
McDonald’s Holdings Co. Japan Ltd. (a)	1,800	42,593
Medipal Holdings Corp.	4,800	75,963
MEIJI Holdings Co. Ltd.	4,200	337,061
Minebea Co. Ltd. (a)	10,000	77,955
Miraca Holdings, Inc.	1,700	69,694
Mitsubishi Chemical Holding Corp.	45,500	236,763
Mitsubishi Corp.	49,600	839,453

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Electric Corp.	71,000	$743,563
Mitsubishi Estate Co. Ltd.	44,000	815,060
Mitsubishi Gas Chemical Co., Inc.	11,000	59,073
Mitsubishi Heavy Industries Ltd.	115,000	425,678
Mitsubishi Logistics Corp. (a)	5,000	65,626
Mitsubishi Materials Corp.	39,000	109,844
Mitsubishi Motors Corp. (a)	21,700	162,071
Mitsubishi Tanabe Pharma Corp.	7,800	135,401
Mitsubishi UFJ Financial Group, Inc.	458,600	2,123,505
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	66,509
Mitsui & Co. Ltd. (a)	62,800	722,251
Mitsui Chemicals, Inc.	28,000	92,975
Mitsui Fudosan Co. Ltd.	34,000	845,415
Mitsui OSK Lines Ltd.	41,000	83,145
Mitsui Sumitomo Insurance Group Holdings, Inc.	18,700	520,692
Mixi, Inc. (a)	1,500	55,674
Mizuho Financial Group, Inc. (a)	855,500	1,277,045
Murata Manufacturing Co. Ltd.	7,300	876,900
Nabtesco Corp.	4,300	96,466
Nagoya Railroad Co. Ltd. (a)	32,000	149,360
NEC Corp. (a)	87,000	218,645
Nexon Co. Ltd.	5,000	84,948
NGK Insulators Ltd.	9,000	165,681
NGK Spark Plug Co., Ltd. (a)	6,200	118,238
NH Foods Ltd. (a)	6,000	131,951
NHK Spring Co. Ltd.	4,100	39,124
Nidec Corp.	8,200	560,743
Nikon Corp. (a)	11,800	180,494
Nintendo Co. Ltd.	4,000	566,791
Nippon Building Fund, Inc.	48	284,020
Nippon Electric Glass Co. Ltd. (a)	15,000	76,731
Nippon Express Co. Ltd.	34,000	154,598
Nippon Paint Holdings Co. Ltd. (a)	4,500	99,774
Nippon Prologis REIT, Inc.	52	116,244
Nippon Steel Corp. (a)	28,300	543,260
Nippon Telegraph & Telephone Corp.	25,300	1,087,839
Nippon Yusen KK (a)	56,000	107,639
Nissan Motor Co. Ltd. (a)	89,100	822,143
Nisshin Seifun Group, Inc.	10,400	165,247
Nissin Foods Holdings Co. Ltd. (a)	2,300	107,949
Nitori Holdings Co. Ltd.	2,500	228,889
Nitto Denko Corp. (a)	5,700	316,671
NOK Corp.	2,900	49,352
Nomura Holdings, Inc.	134,300	597,819
Nomura Real Estate Holdings, Inc.	3,800	70,019
Nomura Real Estate Master Fund, Inc.	122	181,835
Nomura Research Institute Ltd.	4,300	144,469
NSK Ltd.	15,900	144,988
NTT Data Corp.	4,200	210,764
NTT DOCOMO, Inc. (a)	51,400	1,163,355
NTT Urban Development Corp.	5,900	57,560

	Number of Shares	Value
Obayashi Corp.	22,000	$216,864
Obic Co. Ltd.	2,300	121,532
Odakyu Electric Railway Co. Ltd. (a)	21,000	228,477
Oji Holdings Corp.	30,000	120,162
Olympus Corp.	9,400	365,207
Omron Corp.	6,600	196,333
Ono Pharmaceutical Co. Ltd.	15,000	634,738
Oracle Corp.	1,500	84,079
Oriental Land Co. Ltd. (a)	7,000	495,569
ORIX Corp.	48,500	689,185
Osaka Gas Co. Ltd.	63,000	241,617
Otsuka Corp.	2,000	105,357
Otsuka Holdings Co. Ltd.	13,700	496,663
Panasonic Corp.	79,300	727,787
Park24 Co. Ltd. (a)	3,500	97,785
Rakuten, Inc.	31,700	305,563
Recruit Holdings Co. Ltd.	4,900	149,242
Resona Holdings, Inc.	76,500	272,825
Ricoh Co. Ltd. (a)	23,800	242,238
Rinnai Corp.	1,300	114,755
Rohm Co. Ltd.	3,300	138,555
Ryohin Keikaku Co. Ltd.	800	168,771
Sankyo Co. Ltd.	1,400	52,102
Sanrio Co. Ltd. (a)	1,600	31,196
Santen Pharmaceutical Co. Ltd.	12,800	192,151
SBI Holdings, Inc.	6,542	66,189
Secom Co. Ltd.	7,800	579,549
Sega Sammy Holdings, Inc.	6,700	73,016
Seibu Holdings, Inc.	4,200	88,815
Seiko Epson Corp.	9,700	156,183
Sekisui Chemical Co. Ltd.	17,900	220,323
Sekisui House Ltd.	20,900	351,731
Seven & I Holdings Co. Ltd.	27,100	1,151,019
Seven Bank Ltd.	21,000	89,373
Shikoku Electric Power Co., Inc.	5,500	73,583
Shimadzu Corp.	9,000	141,053
Shimamura Co. Ltd.	800	99,500
Shimano, Inc.	2,900	453,322
Shimizu Corp.	20,000	169,113
Shin-Etsu Chemical Co. Ltd.	15,200	786,145
Shinsei Bank Ltd. (a)	54,000	70,493
Shionogi & Co. Ltd.	10,800	507,026
Shiseido Co. Ltd.	13,500	301,172
The Shizuoka Bank Ltd.	18,000	129,799
Showa Shell Sekiyu KK	5,200	46,641
SMC Corp.	2,100	487,429
SoftBank Group Corp.	34,500	1,638,206
Sohgo Security Services Co. Ltd.	2,200	119,187
Sompo Japan Nipponkoa Holdings, Inc.	12,600	356,678
Sony Corp.	44,800	1,150,735
Sony Financial Holdings, Inc.	5,300	67,675
Stanley Electric Co. Ltd.	5,000	112,717

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Chemical Co. Ltd.	50,000	$225,335
Sumitomo Corp. (a)	39,100	388,345
Sumitomo Dainippon Pharma Co. Ltd. (a)	5,000	57,548
Sumitomo Electric Industries Ltd.	28,700	348,883
Sumitomo Heavy Industries Ltd.	20,000	82,574
Sumitomo Metal Mining Co. Ltd.	17,000	168,697
Sumitomo Mitsui Financial Group, Inc.	45,900	1,390,603
Sumitomo Mitsui Trust Holdings, Inc.	125,000	365,832
Sumitomo Realty & Development Co. Ltd.	14,000	408,256
Sumitomo Rubber Industries Ltd.	6,600	101,673
Suntory Beverage & Food Ltd.	4,800	215,689
Suruga Bank Ltd. (a)	6,500	114,189
Suzuken Co. Ltd.	2,400	81,520
Suzuki Motor Corp.	13,800	368,923
Sysmex Corp.	5,400	336,603
T&D Holdings, Inc.	19,500	181,723
Taiheiyo Cement Corp.	41,000	94,103
Taisei Corp. (a)	36,000	237,496
Taisho Pharmaceutical Holdings Co. Ltd. (a)	900	71,305
Taiyo Nippon Sanso Corp. (a)	4,700	44,305
Takashimaya Co. Ltd.	11,000	91,930
Takeda Pharmaceutical Co. Ltd. (a)	28,400	1,295,478
TDK Corp.	4,600	255,271
Teijin Ltd.	29,000	100,955
Terumo Corp.	11,200	401,353
THK Co. Ltd.	4,800	88,493
Tobu Railway Co. Ltd. (a)	35,000	174,166
Toho Co. Ltd.	3,500	91,908
Toho Gas Co. Ltd.	14,000	99,351
Tohoku Electric Power Co., Inc. (a)	15,300	197,317
Tokio Marine Holdings, Inc.	24,600	829,973
The Tokyo Electric Power Co., Inc. (c)	49,500	271,551
Tokyo Electron Ltd.	6,700	436,486
Tokyo Gas Co. Ltd.	79,000	368,164
Tokyo Tatemono Co. Ltd.	6,400	79,684
Tokyu Corp.	43,000	359,503
Tokyu Fudosan Holdings Corp.	21,500	145,419
TonenGeneral Sekiyu KK	11,000	99,290
Toppan Printing Co. Ltd. (a)	18,000	150,696
Toray Industries, Inc. (a)	50,000	425,130
Toshiba Corp. (a) (c)	139,000	269,571
TOTO Ltd. (a)	4,500	139,937
Toyo Seikan Kaisha Ltd.	6,500	121,672
Toyo Suisan Kaisha Ltd.	3,100	111,116
Toyoda Gosei Co. Ltd.	1,900	36,649
Toyota Industries Corp.	5,500	247,120
Toyota Motor Corp.	97,400	5,136,719
Toyota Tsusho Corp.	7,300	164,845
Trend Micro, Inc.	3,800	138,756

	Number of Shares	Value
Unicharm Corp.	12,500	$271,313
United Urban Investment Corp.	112	180,850
USS Co. Ltd.	7,500	119,556
West Japan Railway Co.	6,100	375,831
Yahoo! Japan Corp. (a)	48,300	205,085
Yakult Honsha Co. Ltd. (a)	3,000	132,588
Yamada Denki Co. Ltd. (a)	25,600	120,830
Yamaguchi Financial Group, Inc. (a)	7,000	63,603
Yamaha Corp.	5,800	174,624
Yamaha Motor Co. Ltd.	8,900	147,470
Yamato Holdings Co. Ltd. (a)	11,800	235,473
Yamazaki Baking Co. Ltd.	4,000	84,234
Yaskawa Electric Corp. (a)	8,200	94,339
Yokogawa Electric Corp.	7,000	72,300
The Yokohama Rubber Co. Ltd.	4,200	69,033

		95,590,374

Luxembourg — 0.2%
ArcelorMittal (a)	62,033	278,781
Millicom International Cellular SA	2,646	144,245
RTL Group (c)	1,353	114,536
SES SA	11,412	333,497
Tenaris SA (a)	15,996	198,841

		1,069,900

Mauritius — 0.0%
Golden Agri-Resources Ltd.	276,600	84,099

Netherlands — 3.5%
Aegon NV	66,580	364,548
AerCap Holdings NV (c)	3,400	131,784
Airbus Group SE	20,966	1,391,220
Akzo Nobel NV	9,163	622,647
Altice NV Class A (c)	12,455	220,506
Altice NV Class B (c)	3,372	60,659
ASML Holding NV	12,242	1,239,446
Boskalis Westminster	3,007	117,830
CNH Industrial NV	32,725	222,449
Ferrari NV (c)	1,554	64,802
Ferrari NV (c)	2,600	107,571
Fiat Chrysler Automobiles NV (a)	15,100	121,133
Fiat Chrysler Automobiles NV (a)	15,554	125,365
Gemalto NV	216	15,969
Gemalto NV	2,508	184,847
Heineken Holding NV Class A	3,362	261,584
Heineken NV	8,292	750,863
ING Groep NV	139,228	1,676,572
Koninklijke Ahold NV	30,350	681,309
Koninklijke DSM NV	6,892	377,842
Koninklijke KPN NV	116,246	485,661
Koninklijke Philips Electronics NV	34,857	989,660
Koninklijke Vopak NV	2,451	122,004
Mobileye NV (c)	2,600	96,954
NN Group NV	8,796	286,972
NXP Semiconductor NV (c)	4,945	400,891

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OCI NV (c)	3,067	$59,776
QIAGEN NV (c)	7,599	168,465
Randstad Holding NV	4,276	236,074
RELX NV	34,552	601,418
STMicroelectronics NV	22,098	122,260
TNT Express NV	17,345	155,637
Unilever NV	58,060	2,593,256
Wolters Kluwer NV	11,815	470,697

		15,528,671

New Zealand — 0.2%
Auckland International Airport Ltd.	32,874	146,125
Contact Energy Ltd.	25,715	88,950
Fletcher Building Ltd.	25,132	137,006
Meridian Energy Ltd.	51,828	93,906
Mighty River Power Ltd.	21,021	42,455
Ryman Healthcare Ltd.	20,893	120,570
Spark New Zealand Ltd.	63,046	159,060

		788,072

Norway — 0.6%
DnB NOR ASA	35,954	424,777
Gjensidige Forsikring ASA	8,107	138,169
Norsk Hydro ASA	46,516	190,747
Orkla ASA	27,535	249,133
Schibsted ASA Class A	2,685	78,301
Schibsted ASA Class B (c)	3,147	86,929
StatoilHydro ASA	40,247	630,542
Telenor ASA	28,524	460,679
Yara International ASA	5,992	224,869

		2,484,146

Papua New Guinea — 0.1%
Oil Search Ltd.	47,160	245,132

Portugal — 0.2%
Banco Comercial Portugues SA (a) (c)	1,233,195	49,786
Banco Espirito Santo SA (b) (c)	39,664	451
EDP — Energias de Portugal SA	81,716	289,759
Galp Energia SGPS SA	20,264	254,374
Jeronimo Martins SGPS SA	7,976	130,191

		724,561

Singapore — 1.3%
Ascendas Real Estate Investment Trust	74,500	132,053
CapitaLand Commercial Trust	73,500	80,152
CapitaLand Commercial Trust	83,700	129,760
Capitaland Ltd.	95,000	216,291
City Developments Ltd.	13,600	82,400
ComfortDelGro Corp. Ltd.	72,900	157,891
DBS Group Holdings, Ltd.	64,925	740,567
Genting Singapore PLC	209,000	129,421
Global Logistic Properties Ltd.	117,000	167,013
Hutchison Port Holdings Trust	205,700	102,824

	Number of Shares	Value
Jardine Cycle & Carriage Ltd.	4,377	$129,929
Keppel Corp. Ltd. (a)	49,000	212,464
Oversea-Chinese Banking Corp. Ltd.	116,009	760,465
SembCorp Industries Ltd. (a)	38,500	86,500
SembCorp Marine Ltd. (a)	24,300	29,719
Singapore Airlines Ltd.	19,100	161,795
Singapore Exchange Ltd.	25,400	149,747
Singapore Press Holdings Ltd. (a)	50,300	149,215
Singapore Technologies Engineering Ltd.	53,800	128,881
Singapore Telecommunications Ltd.	288,900	818,481
StarHub Ltd.	22,100	54,914
Suntec Real Estate Investment Trust (a)	83,100	103,235
United Overseas Bank Ltd.	49,212	688,672
UOL Group Ltd.	13,129	58,418
Wilmar International Ltd.	67,800	168,934
Yangzijiang Shipbuilding Holdings Ltd.	48,800	35,499

		5,675,240

Spain — 3.0%
Abertis Infraestructuras SA	18,040	295,334
ACS Actividades de Construccion y Servicios SA	6,643	197,153
Aena SA (c) (d)	2,582	332,126
Amadeus IT Holding SA Class A	15,866	678,101
Banco Bilbao Vizcaya Argentaria SA	230,887	1,523,223
Banco de Sabadell SA (a)	175,028	312,838
Banco Popular Espanol SA (a)	58,496	150,908
Banco Santander SA	520,173	2,272,943
Bankia SA	155,969	147,011
Bankinter SA	25,646	180,269
CaixaBank SA	99,452	292,803
CaixaBank SA (c)	1,370	4,049
Distribuidora Internacional de Alimentacion SA	21,201	109,640
Enagas SA	7,260	217,736
Endesa SA	10,710	205,090
Ferrovial SA	18,467	395,217
Gas Natural SDG SA	11,659	235,572
Grifols SA	9,904	219,888
Iberdrola SA	196,047	1,304,654
Industria de Diseno Textil SA	38,773	1,300,835
International Consolidated Airlines Group SA	28,333	225,361
Mapfre SA	32,918	71,022
Red Electrica Corp. SA	3,906	338,340
Repsol YPF SA	40,835	459,592
Telefonica SA	162,873	1,820,627
Zardoya Otis SA (a)	6,394	74,098

		13,364,430

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.8%
Alfa Laval AB	10,112	$164,515
Assa Abloy AB	35,770	703,197
Atlas Copco AB	23,555	592,475
Atlas Copco AB Class B	14,454	340,583
Boliden AB	9,229	146,550
Electrolux AB Series B	8,017	210,863
Getinge AB Class B (a)	6,922	158,838
Hennes & Mauritz AB Class B	34,452	1,143,113
Hexagon AB Class B	9,714	377,726
Husqvarna AB Class B	14,649	107,035
ICA Gruppen AB (a)	2,725	90,036
Industrivarden AB Class C	5,030	85,314
Investment AB Kinnevik Class B	7,838	221,111
Investor AB Class B	16,271	575,471
Lundin Petroleum AB (c)	7,885	133,347
Nordea Bank AB	109,665	1,052,519
Sandvik AB	39,352	406,941
Securitas AB Class B	10,850	179,590
Skandinaviska Enskilda Banken AB Class A (a)	53,718	509,970
Skanska AB	14,283	325,190
SKF AB Class B (a)	13,227	238,722
Svenska Cellulosa AB Class B	21,904	681,408
Svenska Handelsbanken AB	53,104	671,675
Swedbank AB Class A	34,123	731,040
Swedish Match AB	6,755	228,731
Tele2 AB	11,091	102,342
Telefonaktiebolaget LM Ericsson Class B	107,533	1,075,675
TeliaSonera AB	95,248	494,309
Volvo AB Class B	55,862	609,473

		12,357,759

Switzerland — 8.9%
ABB Ltd.	79,808	1,554,584
Actelion Ltd.	3,724	555,175
Adecco SA	5,652	366,681
Aryzta AG	3,077	126,939
Baloise Holding AG	1,693	214,482
Barry Callebaut AG (a)	78	84,601
Chocoladefabriken Lindt & Spruengli AG	33	204,003
Chocoladefabriken Lindt & Spruengli AG	4	299,334
Cie Financiere Richemont SA	18,835	1,241,410
Coca-Cola HBC AG (c)	6,941	147,282
Credit Suisse Group	65,049	919,382
Dufry AG (c)	1,576	193,896
EMS-Chemie Holding AG Registered (a)	274	141,776
Galenica AG Registered	128	191,746
Geberit AG Registered	1,305	486,050
Givaudan SA Registered	349	682,647

	Number of Shares	Value
Julius Baer Group Ltd.	8,618	$368,173
Kuehne & Nagel International AG	1,818	258,360
LafargeHolcim Ltd.	12,199	573,233
LafargeHolcim Ltd. (c)	4,505	211,385
Lonza Group AG Registered	2,008	338,431
Nestle SA	114,030	8,515,018
Novartis AG	81,581	5,893,035
Pargesa Holding SA	1,102	70,095
Partners Group Holding AG	543	217,601
Roche Holding AG	25,181	6,179,001
Schindler Holding AG	1,503	276,195
Schindler Holding AG	707	129,433
SGS SA	192	405,545
Sika AG	73	288,188
Sonova Holding AG	1,810	230,456
Sulzer AG	903	89,490
The Swatch Group AG (a)	1,074	370,939
The Swatch Group AG	1,760	118,152
Swiss Life Holding AG	1,080	286,925
Swiss Prime Site AG	2,176	191,815
Swiss Re AG	12,865	1,185,051
Swisscom AG	989	535,505
Syngenta AG	3,335	1,382,359
UBS Group AG	131,834	2,111,579
Zurich Insurance Group AG	5,332	1,231,984

		38,867,936

United Arab Emirates — 0.0%
Mediclinic International PLC	13,908	178,697

United Kingdom — 18.4%
3i Group PLC	32,749	213,561
Aberdeen Asset Management PLC	31,232	123,416
Admiral Group PLC	7,654	217,362
Aggreko PLC	8,935	137,539
Anglo American PLC	49,947	391,202
Antofagasta PLC (a)	12,038	80,533
ARM Holdings PLC	52,274	762,388
Ashtead Group PLC	18,856	232,467
Associated British Foods PLC	12,633	605,433
AstraZeneca PLC	45,306	2,529,773
Auto Trader Group PLC (d)	36,387	203,106
Aviva PLC	144,265	939,253
Babcock International Group PLC	9,024	123,006
BAE Systems PLC	112,805	822,147
Barclays PLC	604,957	1,294,033
Barratt Developments PLC	34,976	280,537
Berkeley Group Holdings PLC	5,418	249,416
BHP Billiton PLC	75,335	850,570
BP PLC	656,522	3,289,347
British American Tobacco PLC	66,646	3,902,955
British Land Co. PLC	33,406	334,731
BT Group PLC	303,945	1,914,351
Bunzl PLC	11,870	343,678

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Burberry Group PLC	16,270	$318,694
Capita PLC	25,847	385,413
Capital Shopping Centres Group PLC	32,480	145,419
Carnival PLC	6,983	376,543
Centrica PLC	180,232	587,016
Cobham PLC	39,394	122,315
Compass Group PLC	58,380	1,026,127
Croda International PLC	4,597	200,187
Diageo PLC	90,006	2,428,971
Direct Line Insurance Group PLC	55,678	294,876
Dixons Carphone PLC	33,016	201,254
easyJet PLC	5,668	123,272
Fresnillo PLC	8,610	117,571
G4S PLC	52,578	143,267
GKN PLC	60,462	250,513
GlaxoSmithKline PLC	173,889	3,523,436
Glencore PLC	437,680	985,088
Hammerson PLC	31,856	263,760
Hargreaves Lansdown PLC	8,843	169,667
HSBC Holdings PLC	700,604	4,341,170
ICAP PLC	19,176	130,347
IMI PLC	9,482	129,093
Imperial Brands PLC	34,387	1,903,677
Inmarsat PLC	15,171	213,586
InterContinental Hotels Group PLC	8,271	339,485
Intertek Group PLC	5,453	247,174
Investec PLC	19,179	140,173
ITV PLC	143,501	495,271
J Sainsbury PLC (a)	45,640	180,704
Johnson Matthey PLC	7,221	283,719
Kingfisher PLC	85,482	461,344
Land Securities Group PLC	29,780	469,056
Legal & General Group PLC	213,893	717,929
Lloyds Banking Group PLC	2,044,944	1,984,878
London Stock Exchange Group PLC	11,318	455,921
Marks & Spencer Group PLC	56,155	326,451
Meggitt PLC	27,277	158,674
Merlin Entertainments PLC (d)	24,628	163,380
Mondi PLC	13,553	258,741
National Grid PLC	133,415	1,890,199
Next PLC	5,384	416,247
Old Mutual PLC	174,868	481,105
Pearson PLC	28,220	353,592
Persimmon PLC	10,668	318,396
Petrofac Ltd.	9,924	130,316
Provident Financial PLC	5,168	219,169
Prudential PLC	92,265	1,711,266
Randgold Resources Ltd.	3,444	313,509
Reckitt Benckiser Group PLC	22,818	2,203,439
RELX PLC	41,476	768,116
Rexam PLC	23,393	212,763

	Number of Shares	Value
Rio Tinto PLC	44,950	$1,268,454
Rolls-Royce Holdings PLC	66,238	644,862
Royal Bank of Scotland Group PLC (c)	120,638	383,649
Royal Dutch Shell PLC Class A	141,119	3,404,414
Royal Dutch Shell PLC Class B	141,876	3,455,470
Royal Mail PLC	31,519	216,700
RSA Insurance Group PLC	34,345	233,413
SABMiller PLC	34,578	2,113,115
The Sage Group PLC	37,317	335,955
Schroders PLC	4,007	153,514
Scottish & Southern Energy PLC	36,662	782,885
Segro PLC	25,421	149,341
Severn Trent PLC	9,573	298,012
Shire Ltd.	21,347	1,222,935
Sky PLC	38,382	562,478
Smith & Nephew PLC	33,277	546,501
Smiths Group PLC	13,375	205,651
Sports Direct International PLC (c)	9,382	50,822
St James’s Place PLC	17,940	235,220
Standard Chartered PLC	117,958	793,748
Standard Life PLC	67,125	341,520
Tate & Lyle PLC	15,232	126,355
Taylor Wimpey PLC	112,988	307,573
Tesco PLC (c)	285,970	787,065
Travis Perkins PLC	8,148	213,037
Unilever PLC	45,855	2,070,595
United Utilities Group PLC	23,975	317,066
Vodafone Group PLC	950,205	3,028,669
The Weir Group PLC	7,445	118,411
Whitbread PLC	7,124	404,877
William Hill PLC	31,412	147,177
WM Morrison Supermarkets PLC (a)	81,861	232,819
Wolseley PLC	8,857	498,731
Worldpay Group PLC (c) (d)	48,835	192,107
WPP PLC	46,904	1,093,038

		80,859,262

TOTAL COMMON STOCK (Cost $438,345,173)		422,979,876

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 3.960%	1,862	148,784
Fuchs Petrolub AG 1.900%	2,127	94,910
Henkel AG & Co. KGaA 1.420%	6,404	705,753
Porsche Automobil Holdings SE 2.660%	5,704	293,993

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Volkswagen AG 2.430%	6,610	$840,723

		2,084,163

TOTAL PREFERRED STOCK (Cost $2,493,923)		2,084,163

TOTAL EQUITIES (Cost $440,839,096)		425,064,039

MUTUAL FUNDS — 4.8%
United States — 4.8%
State Street Navigator Securities Lending Prime Portfolio (e)	21,268,991	21,268,991

TOTAL MUTUAL FUNDS (Cost $21,268,991)		21,268,991

TOTAL LONG-TERM INVESTMENTS (Cost $462,108,087)		446,333,030

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16 0.010% 4/01/16 (f)	$7,426,447	7,426,447

TOTAL SHORT-TERM INVESTMENTS (Cost $7,426,447)		7,426,447

TOTAL INVESTMENTS — 103.4% (Cost $469,534,534) (g)		453,759,477

Other Assets/(Liabilities) — (3.4)%		(15,019,427)

NET ASSETS — 100.0%		$438,740,050

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $20,185,134 or 4.60% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $329,208 or 0.08% of net assets.
(c)	Non-income producing security.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $1,226,584 or 0.28% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $7,426,449. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $7,575,578.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.3%
Australia — 1.6%
AMP Ltd.	483,457	$2,143,339
Australia & New Zealand Banking Group Ltd.	147,586	2,637,772
Goodman Group	305,387	1,556,426
Orica Ltd. (a)	354,280	4,154,411

		10,491,948

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	9,102	1,134,669
KBC Groep NV	84,319	4,345,510

		5,480,179

Bermuda — 0.5%
Global Brands Group Holding Ltd. (b)	10,469,600	1,268,902
Li & Fung Ltd.	3,241,600	1,922,994

		3,191,896

Brazil — 0.3%
Ambev SA ADR (Brazil)	418,308	2,166,836

Canada — 2.1%
Canadian National Railway Co.	84,467	5,275,809
Element Financial Corp. (a)	188,715	2,034,271
Loblaw Cos. Ltd.	37,970	2,126,028
Suncor Energy, Inc.	145,532	4,053,045

		13,489,153

Cayman Islands — 1.5%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	31,442	2,484,861
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	13,690	2,613,147
CK Hutchison Holdings Ltd.	167,600	2,173,345
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	145,000	2,393,950

		9,665,303

Denmark — 0.5%
Carlsberg A/S Class B (a)	25,443	2,419,507
Pandora A/S	7,711	1,005,539

		3,425,046

Finland — 0.5%
Nokia OYJ	319,131	1,895,821
UPM-Kymmene OYJ	82,322	1,484,827

		3,380,648

France — 13.6%
Air Liquide	65,111	7,303,389
AXA SA	130,463	3,067,163
BNP Paribas	176,684	8,859,562

	Number of Shares	Value
Bureau Veritas SA	225,722	$5,017,447
Cap Gemini SA	15,379	1,443,649
Danone SA	145,242	10,311,048
Dassault Systemes SA	31,564	2,498,707
Engie SA	270,218	4,182,180
Hermes International	1,681	591,348
Kering	17,660	3,148,895
L’Oreal	18,846	3,368,271
Legrand SA	49,819	2,788,890
LVMH Moet Hennessy Louis Vuitton SE	48,236	8,250,229
Natixis SA	130,804	641,756
Pernod-Ricard SA	79,127	8,814,606
Renault SA	26,282	2,607,915
Safran SA	30,560	2,136,869
Schneider Electric SE	110,597	6,984,883
Thales SA	13,584	1,189,681
Total SA	99,853	4,541,552
Valeo SA	13,360	2,077,328

		89,825,368

Germany — 9.6%
Adidas AG	8,204	961,498
Allianz SE	27,850	4,527,359
Bayer AG	124,235	14,600,566
Bayerische Motoren Werke AG	52,065	4,782,094
Beiersdorf AG	73,159	6,602,422
Brenntag AG	23,058	1,314,558
Daimler AG	113,328	8,688,272
E.ON SE	98,785	948,074
HeidelbergCement AG	15,187	1,299,591
Infineon Technologies AG	94,488	1,343,907
Linde AG	22,719	3,309,295
Merck KGaA	38,070	3,174,257
MTU Aero Engines AG	16,688	1,599,962
ProSiebenSat.1 Media SE	44,443	2,284,005
SAP SE	93,174	7,537,978

		62,973,838

Hong Kong — 1.5%
AIA Group Ltd.	1,353,400	7,674,947
China Overseas Land & Investment Ltd.	242,000	766,507
CNOOC Ltd.	1,303,000	1,526,678

		9,968,132

India — 0.9%
Housing Development Finance Corp.	229,427	3,829,718
Tata Consultancy Services Ltd.	60,013	2,292,292

		6,122,010

Indonesia — 0.5%
Bank Mandari Tbk PT	4,519,200	3,509,111

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ireland — 1.0%
Experian PLC	133,200	$2,370,226
Ryanair Holdings PLC Sponsored ADR (Ireland)	12,671	1,087,425
Willis Towers Watson PLC	25,437	3,018,355

		6,476,006

Israel — 0.7%
Check Point Software Technologies Ltd. (a) (b)	36,614	3,202,627
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	23,361	1,250,047

		4,452,674

Italy — 2.7%
Enel SpA	615,777	2,725,424
Eni SpA	147,610	2,231,156
Exor SpA	70,500	2,520,704
Intesa Sanpaolo SpA	2,068,655	5,688,731
Prada SpA	939,900	3,229,481
Telecom Italia SpA (b)	1,426,042	1,537,730

		17,933,226

Japan — 15.7%
Daikin Industries Ltd.	59,100	4,414,475
Daiwa House Industry Co. Ltd.	76,000	2,130,980
Daiwa Securities Group, Inc. (a)	832,000	5,102,450
Denso Corp.	167,100	6,696,804
Dentsu, Inc. (a)	29,300	1,470,036
Fanuc Corp.	22,200	3,447,017
Honda Motor Co. Ltd.	324,600	8,895,728
Hoya Corp.	232,900	8,854,595
Inpex Corp.	148,300	1,123,896
Japan Airlines Co. Ltd.	41,300	1,512,164
Japan Tobacco, Inc.	134,900	5,608,332
Komatsu Ltd. (a)	188,600	3,208,995
Kubota Corp.	139,500	1,897,766
Kyocera Corp.	82,600	3,636,232
Mitsubishi UFJ Financial Group, Inc.	756,500	3,502,903
Mitsui Fudosan Co. Ltd.	96,000	2,387,053
NH Foods Ltd. (a)	39,000	857,683
Nippon Telegraph & Telephone Corp.	101,700	4,372,853
Nomura Holdings, Inc.	1,246,000	5,546,407
Omron Corp. (a)	112,400	3,343,616
Shin-Etsu Chemical Co. Ltd.	31,700	1,639,527
Sompo Japan Nipponkoa Holdings, Inc.	58,200	1,647,513
Sony Corp.	63,200	1,623,358
Sumitomo Mitsui Financial Group, Inc.	133,600	4,047,594
Suzuken Co. Ltd.	20,600	699,716
Suzuki Motor Corp.	53,800	1,438,266
Terumo Corp.	190,500	6,826,583

	Number of Shares	Value
Toyota Motor Corp.	121,300	$6,397,166
Yamato Holdings Co. Ltd. (a)	73,300	1,462,724

		103,792,432

Luxembourg — 0.1%
ArcelorMittal (a)	204,136	917,401

Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR (Mexico)	79,100	2,172,086

Netherlands — 5.1%
Airbus Group SE	26,836	1,780,730
Akzo Nobel NV	96,942	6,587,433
ASML Holding NV	12,940	1,310,115
CNH Industrial NV	669,300	4,549,591
Heineken NV	8,773	794,419
ING Groep NV	532,357	6,410,597
Koninklijke KPN NV	313,534	1,309,905
Koninklijke Philips Electronics NV	158,091	4,488,520
NN Group NV	39,319	1,282,795
Randstad Holding NV (a)	88,715	4,897,866

		33,411,971

Norway — 0.3%
Norsk Hydro ASA	389,403	1,596,813

Republic of Korea — 0.8%
Samsung Electronics Co., Ltd.	4,671	5,357,726

Singapore — 1.1%
DBS Group Holdings, Ltd.	476,300	5,432,914
Singapore Telecommunications Ltd.	383,000	1,085,075
Singapore Telecommunications Ltd.	218,600	616,039

		7,134,028

Spain — 0.8%
Amadeus IT Holding SA Class A	79,080	3,379,821
Banco Santander SA	328,718	1,436,363
Bankia SA	693,336	653,516

		5,469,700

Sweden — 2.4%
Atlas Copco AB Class B	90,400	2,130,116
Electrolux AB Series B	51,607	1,357,369
Hennes & Mauritz AB Class B	202,498	6,718,857
Nordea Bank AB	183,988	1,765,841
Sandvik AB	75,271	778,382
SKF AB Class B (a)	173,100	3,124,119

		15,874,684

Switzerland — 10.2%
Cie Financiere Richemont SA	55,850	3,681,058
Credit Suisse Group	598,930	8,465,084
Julius Baer Group Ltd.	60,694	2,592,929
Kuehne & Nagel International AG	23,061	3,277,251
LafargeHolcim Ltd.	110,530	5,193,820
Nestle SA	178,627	13,338,701

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Novartis AG	82,364	$5,949,595
Roche Holding AG	48,308	11,853,985
Sonova Holding AG	14,207	1,808,890
The Swatch Group AG (a)	7,425	2,564,456
UBS Group AG	457,932	7,334,676
Zurich Insurance Group AG	5,309	1,226,670

		67,287,115

Taiwan — 1.8%
Hon Hai Precision Industry Co. Ltd.	671,319	1,758,116
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	370,098	9,696,568
Taiwan Semiconductor Manufacturing Co. Ltd.	122,000	610,207

		12,064,891

United Kingdom — 19.1%
Ashtead Group PLC	224,900	2,772,695
Aviva PLC	171,721	1,118,008
Barclays PLC	1,382,269	2,956,741
Barratt Developments PLC	96,201	771,615
British American Tobacco PLC	36,416	2,132,612
Burberry Group PLC	72,400	1,418,158
Centrica PLC	507,094	1,651,606
Compass Group PLC	574,374	10,095,588
Delphi Automotive PLC	25,507	1,913,535
Diageo PLC	264,921	7,149,360
Dixons Carphone PLC	130,497	795,466
G4S PLC	585,000	1,594,038
GlaxoSmithKline PLC	191,122	3,872,621
Glencore PLC	3,575,400	8,047,169
HSBC Holdings PLC	625,574	3,876,260
InterContinental Hotels Group PLC	37,521	1,540,057
Lloyds Banking Group PLC	5,657,529	5,491,352
Meggitt PLC	262,649	1,527,867
National Grid PLC	175,273	2,483,236
Prudential PLC	287,208	5,326,930
Reckitt Benckiser Group PLC	87,187	8,419,283
Rio Tinto PLC	177,335	5,004,258
Rolls-Royce Holdings PLC	361,621	3,520,574
Royal Dutch Shell PLC Class A	214,804	5,182,022
RSA Insurance Group PLC	164,681	1,119,195
Schroders PLC	51,900	1,988,366
Schroders PLC	300	8,696
Shire Ltd.	22,434	1,285,207
Sky PLC	439,112	6,435,068
Smiths Group PLC	364,491	5,604,340
Standard Chartered PLC	190,263	1,280,294
Vodafone Group PLC	1,369,468	4,365,021
Wolseley PLC	55,133	3,104,495
WPP PLC	517,301	12,055,039

		125,906,772

	Number of Shares	Value
United States — 1.3%
Yum! Brands, Inc.	101,777	$8,330,448

TOTAL COMMON STOCK (Cost $655,518,642)		641,867,441

PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 1.420%	6,296	693,851

TOTAL PREFERRED STOCK (Cost $703,412)		693,851

TOTAL EQUITIES (Cost $656,222,054)		642,561,292

MUTUAL FUNDS — 3.7%
United States — 3.7%
State Street Navigator Securities Lending Prime Portfolio (c)	24,463,701	24,463,701

TOTAL MUTUAL FUNDS (Cost $24,463,701)		24,463,701

TOTAL LONG-TERM INVESTMENTS (Cost $680,685,755)		667,024,993

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$14,037,092	14,037,092

TOTAL SHORT-TERM INVESTMENTS (Cost $14,037,092)		14,037,092

TOTAL INVESTMENTS — 103.2% (Cost $694,722,847) (e)		681,062,085

Other Assets/(Liabilities) — (3.2)%		(20,907,356)

NET ASSETS — 100.0%		$660,154,729

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $23,324,194 or 3.53% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $14,037,096. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% - 1.750%, maturity dates ranging from 5/15/18 - 11/30/19, and an aggregate market value, including accrued interest, of $14,324,856.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$921,820,947	$273,594,612
Repurchase agreements, at value (b)	20,182,175	39,484,579
Other short-term investments, at value (Note 2) (c)	160,417,780	5,024,710

Total investments (d)	1,102,420,902	318,103,901

Foreign currency, at value (e)	-	762,592
Receivables from:
Investments sold	9,349,789	1,343,680
Investments sold on a when-issued basis (Note 2)	18,228,888	19,451,281
Open forward foreign currency contracts (Note 2)	5,816	227,271
Investment adviser (Note 3)	-	18,317
Fund shares sold	332,716	102,347
Collateral pledged for open swap agreements (Note 2)	-	643,518
Collateral pledged for open derivative instruments (Note 2)	-	1,216,258
Variation margin on open derivative instruments (Note 2)	105,357	191,354
Interest and dividends	5,128,141	1,877,022
Interest tax reclaim receivable	382	148
Foreign taxes withheld	-	-
Prepaid expenses	53,570	63,289

Total assets	1,135,625,561	344,000,978

Liabilities:
Payables for:
Investments purchased	4,155,933	3,409,316
Written options outstanding, at value (Note 2) (f)	-	63,800
Payable for securities sold short, at value (Note 2) (g)	-	3,977,976
Open forward foreign currency contracts (Note 2)	-	807,245
Fund shares repurchased	2,477,047	399,430
Investments purchased on a when-issued basis (Note 2)	77,801,683	32,865,808
Securities on loan (Note 2)	-	-
Payable for premium on purchased options	-	115,805
Open swap agreements, at value (Note 2)	-	33,717
Trustees’ fees and expenses (Note 3)	208,965	43,654
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	330,520	101,325
Administration fees	130,778	52,699
Service fees	230,765	41,442
Shareholder service fees	19,977	12,446
Distribution fees	28,372	2,890
Due to custodian	159,066	4,800
Accrued expense and other liabilities	54,406	24,355

Total liabilities	85,597,512	41,956,708

Net assets	$1,050,028,049	$302,044,270

Net assets consist of:
Paid-in capital	$1,032,583,496	$305,644,962
Undistributed (accumulated) net investment income (loss)	4,786,513	1,683,027
Accumulated net realized gain (loss) on investments and foreign currency transactions	10,097,030	(3,039,799)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,561,010	(2,243,920)

Net assets	$1,050,028,049	$302,044,270

(a) Cost of investments:	$919,520,769	$273,809,356
(b) Cost of repurchase agreements:	$20,182,175	$39,484,579
(c) Cost of other short-term investments:	$160,385,470	$5,022,720
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$745,113
(f) Premiums on written options:	$-	$158,463
(g) Proceeds from securities sold short:	$-	$3,978,953

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$337,216,575	$1,255,872,250	$211,565,033	$3,577,275,570	$755,498,115
7,388,556	9,965,563	2,858,764	55,021,754	55,135,683
9,874	77,789	-	3,415,265	-

344,615,005	1,265,915,602	214,423,797	3,635,712,589	810,633,798

-	-	215,695	-	-

4,565,454	12,024,500	380,414	515,726	3,034,176
-	-	-	-	-
-	-	-	-	-
-	-	13,529	-	-
43,850	534,984	16,494	1,517,246	324,629
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
360,106	2,111,550	491,331	4,336,857	249,820
-	-	-	-	-
-	461,337	14,304	-	-
59,049	64,235	65,922	67,418	67,701

349,643,464	1,281,112,208	215,621,486	3,642,149,836	814,310,124

6,359,653	5,610,885	26,606	3,814,575	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
489,755	1,270,929	485,201	2,082,105	2,378,061
-	-	-	-	-
-	-	1,798,519	-	-
-	-	-	-	-
-	-	-	-	-
75,326	253,034	150,471	514,840	157,315
-	-	-	104,745	-

142,671	638,871	108,529	283,435	466,311
26,576	101,292	23,344	430,226	75,125
12,369	103,020	18,060	391,874	108,286
3,605	39,970	5,773	92,020	37,049
727	752	44	31,748	1,850
-	-	280,651	-	-
25,107	29,505	22,538	40,778	28,098

7,135,789	8,048,258	2,919,736	7,786,346	3,252,095

$342,507,675	$1,273,063,950	$212,701,750	$3,634,363,490	$811,058,029

$302,417,618	$988,724,100	$212,375,809	$2,298,130,400	$759,211,276
2,901,635	9,603,390	957,464	18,737,686	2,630,280
1,907,813	32,041,763	1,371,699	(5,181,528)	(50,716,770)
35,280,609	242,694,697	(2,003,222)	1,322,676,932	99,933,243

$342,507,675	$1,273,063,950	$212,701,750	$3,634,363,490	$811,058,029

$301,935,966	$1,013,165,935	$213,566,663	$2,255,997,580	$655,564,872
$7,388,556	$9,965,563	$2,858,764	$55,021,754	$55,135,683
$9,874	$77,789	$-	$3,415,397	$-
$-	$-	$1,756,889	$-	$-
$-	$-	$217,895	$-	$-
$-	$-	$-	$-	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$269,742,124	$83,450,434

Shares outstanding (a)	26,635,688	8,180,913

Net asset value, offering price and redemption price per share	$10.13	$10.20

Class R5 shares:
Net assets	$125,418,002	$58,076,824

Shares outstanding (a)	12,405,183	5,690,151

Net asset value, offering price and redemption price per share	$10.11	$10.21

Service Class shares:
Net assets	$201,773,052	$50,694,418

Shares outstanding (a)	19,881,921	4,967,344

Net asset value, offering price and redemption price per share	$10.15	$10.21

Administrative Class shares:
Net assets	$87,786,935	$39,108,961

Shares outstanding (a)	8,706,635	3,839,619

Net asset value, offering price and redemption price per share	$10.08	$10.19

Class A shares:
Net assets	$2,406,821	$44,031,148

Shares outstanding (a)	238,158	4,335,382

Net asset value and redemption price per share	$10.11	$10.16

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.61	$10.67

Class R4 shares:
Net assets	$317,151,465	$21,528,563

Shares outstanding (a)	31,256,481	2,124,643

Net asset value, offering price and redemption price per share	$10.15	$10.13

Class R3 shares:
Net assets	$45,749,650	$5,153,922

Shares outstanding (a)	4,538,860	511,772

Net asset value, offering price and redemption price per share	$10.08	$10.07

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$203,087,476	$464,128,081	$67,489,088	$979,676,665	$237,979,511

14,449,046	39,947,835	9,962,846	53,703,469	13,962,937

$14.06	$11.62	$6.77	$18.24	$17.04

$101,305,491	$387,493,240	$95,752,449	$823,032,903	$219,266,378

7,202,799	33,229,088	14,107,209	45,032,287	12,830,608

$14.06	$11.66	$6.79	$18.28	$17.09

$10,788,037	$149,799,836	$6,483,372	$658,158,067	$76,517,274

766,976	12,895,978	952,646	35,975,310	4,539,019

$14.07	$11.62	$6.81	$18.29	$16.86

$5,368,378	$97,745,848	$13,318,549	$498,996,391	$97,111,694

379,838	8,367,897	1,967,010	27,610,873	5,817,848

$14.13	$11.68	$6.77	$18.07	$16.69

$20,261,633	$170,769,729	$29,500,306	$20,578,485	$173,346,366

1,442,303	14,792,648	4,364,965	1,153,021	10,744,446

$14.05	$11.54	$6.76	$17.85	$16.13

$14.91	$12.24	$7.17	$18.94	$17.11

$338,468	$1,836,629	$83,888	$590,860,901	$3,603,667

24,168	160,146	12,479	32,974,426	224,672

$14.00	$11.47	$6.72	$17.92	$16.04

$1,358,192	$1,290,587	$74,098	$63,060,078	$3,233,139

96,764	112,968	11,206	3,573,701	210,132

$14.04	$11.42	$6.61	$17.65	$15.39

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Assets:
Investments, at value (Note 2) (a)	$134,663,877	$1,487,924,674
Repurchase agreements, at value (b)	4,000,407	9,189,885
Other short-term investments, at value (Note 2) (c)	-	4,744,816

Total investments (d)	138,664,284	1,501,859,375

Cash	-	-
Foreign currency, at value (e)	-	1
Receivables from:
Investments sold	331,270	3,168,185
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	14,610	-
Fund shares sold	46,689	4,365,214
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	75,714	935,476
Foreign taxes withheld	-	115,155
Prepaid expenses	65,600	68,274

Total assets	139,198,167	1,510,511,680

Liabilities:
Payables for:
Investments purchased	1,770,476	8,890,723
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	124,067	722,996
Securities on loan (Note 2)	2,404,984	-
Investment advisory fees	-	-
Trustees’ fees and expenses (Note 3)	18,224	204,303
Affiliates (Note 3):
Investment advisory fees	72,808	772,137
Administration fees	12,125	133,882
Service fees	11,453	114,895
Shareholder service fees	3,867	58,984
Distribution fees	403	6,125
Due to custodian	-	29,115
Accrued expense and other liabilities	20,147	35,874

Total liabilities	4,438,554	10,969,034

Net assets	$134,759,613	$1,499,542,646

Net assets consist of:
Paid-in capital	$113,591,485	$1,229,961,725
Undistributed (accumulated) net investment income (loss)	63,075	-
Distributions in excess of net investment income	-	(4,161,339)
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,980,644	22,556,316
Net unrealized appreciation (depreciation) on investments and foreign currency translations	17,124,409	251,185,944

Net assets	$134,759,613	$1,499,542,646

(a) Cost of investments:	$117,539,468	$1,236,738,629
(b) Cost of repurchase agreements:	$4,000,407	$9,189,885
(c) Cost of other short-term investments:	$-	$4,744,816
(d) Securities on loan with market value of:	$2,356,736	$-
(e) Cost of foreign currency:	$-	$1

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$942,351,015	$100,503,863	$177,785,365	$292,875,708	$321,032,272
13,575,725	370,599	7,200,511	5,753,704	6,183,640
-	-	44,838	214,673	683,957

955,926,740	100,874,462	185,030,714	298,844,085	327,899,869

18	-	-	-	-
-	-	-	-	-

1,167,213	1,924,967	287,095	-	4,014,344
-	538	-	-	-
-	14,845	10,531	-	-
435,680	112,551	150,134	245,247	362,293
-	-	-	4,940	2,414
291,890	204,732	173,486	506,845	304,782
82,221	281	-	-	-
65,721	53,063	63,444	58,497	53,894

957,969,483	103,185,439	185,715,404	299,659,614	332,637,596

-	1,185,643	1,136,731	508,748	1,828,534
-	21,827	-	-	-
794,943	134,906	140,151	186,373	579,421
18,972,439	-	-	11,371,132	11,810,882
-	-	-	-	51
125,748	28,310	25,212	103,366	18,151

545,787	59,317	112,866	202,132	26,017
80,247	5,648	14,671	25,279	36,296
83,900	1,337	4,720	17,393	46,648
34,894	430	1,660	6,368	12,569
507	57	127	42	10,407
-	149,499	44,838	-	-
26,431	5,970	21,330	23,437	5,584

20,664,896	1,592,944	1,502,306	12,444,270	14,374,560

$937,304,587	$101,592,495	$184,213,098	$287,215,344	$318,263,036

$768,992,952	$103,564,511	$154,264,335	$281,891,910	$300,854,883
(243,358)	545,366	184,656	1,478,299	1,061,073
-	-	-	-	-
19,045,858	(4,478,218)	3,198,184	(12,107,837)	3,787,601
149,509,135	1,960,836	26,565,923	15,952,972	12,559,479

$937,304,587	$101,592,495	$184,213,098	$287,215,344	$318,263,036

$792,841,880	$98,521,782	$151,219,443	$277,012,945	$308,712,804
$13,575,725	$370,599	$7,200,511	$5,753,704	$6,183,640
$-	$-	$44,838	$214,569	$684,046
$18,541,985	$-	$-	$11,047,644	$11,440,179
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Class I shares:
Net assets	$77,979,035	$416,051,612

Shares outstanding (a)	10,129,800	27,113,593

Net asset value, offering price and redemption price per share	$7.70	$15.34

Class R5 shares:
Net assets	$20,425,757	$409,559,760

Shares outstanding (a)	2,648,009	26,722,559

Net asset value, offering price and redemption price per share	$7.71	$15.33

Service Class shares:
Net assets	$6,318,054	$232,109,537

Shares outstanding (a)	833,213	15,273,910

Net asset value, offering price and redemption price per share	$7.58	$15.20

Administrative Class shares:
Net assets	$10,765,135	$240,092,925

Shares outstanding (a)	1,448,584	15,989,141

Net asset value, offering price and redemption price per share	$7.43	$15.02

Class A shares:
Net assets	$17,688,937	$159,152,331

Shares outstanding (a)	2,470,713	11,013,734

Net asset value and redemption price per share	$7.16	$14.45

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$7.60	$15.33

Class R4 shares:
Net assets	$570,856	$30,558,728

Shares outstanding (a)	80,127	2,114,520

Net asset value, offering price and redemption price per share	$7.12	$14.45

Class R3 shares:
Net assets	$1,011,839	$12,017,753

Shares outstanding (a)	148,883	879,661

Net asset value, offering price and redemption price per share	$6.80	$13.66

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$346,260,635	$89,830,503	$113,868,293	$124,985,914	$142,556,909

34,645,026	7,164,548	7,565,415	12,281,196	11,379,826

$9.99	$12.54	$15.05	$10.18	$12.53

$204,904,277	$6,024,065	$50,934,554	$100,080,934	$16,089,369

20,640,748	477,435	3,380,737	9,788,748	1,287,255

$9.93	$12.62	$15.07	$10.22	$12.50

$158,692,546	$3,037,574	$6,844,740	$16,541,583	$19,085,944

16,330,755	241,479	453,413	1,625,329	1,532,115

$9.72	$12.58	$15.10	$10.18	$12.46

$98,696,877	$253,595	$4,252,807	$16,026,267	$56,006,105

10,448,292	19,871	282,877	1,598,310	4,496,510

$9.45	$12.76	$15.03	$10.03	$12.46

$120,810,919	$2,260,731	$6,958,149	$29,421,411	$40,491,944

13,508,250	179,571	464,208	3,016,098	3,255,894

$8.94	$12.59	$14.99	$9.75	$12.44

$9.49	$13.36	$15.90	$10.34	$13.20

$7,117,382	$85,597	$1,096,452	$85,247	$24,428,765

793,673	6,838	73,494	8,798	1,969,240

$8.97	$12.52	$14.92	$9.69	$12.41

$821,951	$100,430	$258,103	$73,988	$19,604,000

97,654	8,045	17,287	8,034	1,583,599

$8.42	$12.48	$14.93	$9.21	$12.38

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Assets:
Investments, at value (Note 2) (a)	$311,918,136	$2,924,845,719
Repurchase agreements, at value (b)	3,492,166	126,280,921
Other short-term investments, at value (Note 2) (c)	704,418	-

Total investments (d)	316,114,720	3,051,126,640

Foreign currency, at value (e)	14	-
Receivables from:
Investments sold	847,882	10,193,448
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	4,858	-
Fund shares sold	330,546	17,908,542
Collateral pledged for open futures contracts (Note 2)	-	-
Variation margin on open derivative instruments (Note 2)	11,458	-
Interest and dividends	459,708	1,199,623
Foreign taxes withheld	-	-
Prepaid expenses	55,147	67,269

Total assets	317,824,333	3,080,495,522

Liabilities:
Payables for:
Investments purchased	442,165	14,034,355
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	303,551	4,226,794
Securities on loan (Note 2)	31,279,873	146,793,565
Investment advisory fees	-	-
Trustees’ fees and expenses (Note 3)	13,737	332,040
Affiliates (Note 3):
Investment advisory fees	23,232	1,663,345
Administration fees	27,120	196,929
Service fees	26,528	198,583
Shareholder service fees	6,984	91,303
Distribution fees	7,112	5,531
Accrued expense and other liabilities	45,138	20,528

Total liabilities	32,175,440	167,562,973

Net assets	$285,648,893	$2,912,932,549

Net assets consist of:
Paid-in capital	$297,099,987	$2,380,355,487
Undistributed (accumulated) net investment income (loss)	964,760	-
Distributions in excess of net investment income	-	(2,868,746)
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,356,495	39,682,934
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(13,772,349)	495,762,874

Net assets	$285,648,893	$2,912,932,549

(a) Cost of investments:	$325,852,825	$2,429,082,845
(b) Cost of repurchase agreements:	$3,492,166	$126,280,921
(c) Cost of other short-term investments:	$704,510	$-
(d) Securities on loan with market value of:	$30,219,367	$143,433,795
(e) Cost of foreign currency:	$13	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$534,684,211	$74,371,520	$446,333,030	$667,024,993
13,100,651	1,963,878	7,426,447	14,037,092
-	-	-	-

547,784,862	76,335,398	453,759,477	681,062,085

4	109,868	729,560	442,577

5,528,260	649,694	238,783	2,393,592
-	777,770	191,632	1,552,207
-	18,688	-	-
250,432	15,627	300,560	233,218
-	86,000	980,538	82,951
-	1,825	2,230,590	123,881
386,732	395,489	1,852,157	2,369,338
-	90,578	483,072	1,710,211
56,847	62,732	123,064	63,724

554,007,137	78,543,669	460,889,433	690,033,784

8,450,557	761,548	144,576	3,132,130
-	486,754	51,007	1,054,261
254,150	151,104	490,894	484,877
56,014,554	2,256,489	21,268,991	24,463,701
-	-	2	-
154,317	28,277	23,259	140,511

320,507	49,578	36,460	438,040
42,897	7,374	30,018	49,862
25,765	892	25,295	38,766
10,426	72	7,696	15,103
255	111	8,013	943
36,669	25,775	63,172	60,861

65,310,097	3,767,974	22,149,383	29,879,055

$488,697,040	$74,775,695	$438,740,050	$660,154,729

$531,571,311	$159,819,488	$455,091,468	$731,603,238
(495,246)	460,561	2,277,624	1,096,181
-	-	-	-
(40,473,287)	(81,928,402)	(2,908,332)	(59,536,975)
(1,905,738)	(3,575,952)	(15,720,710)	(13,007,715)

$488,697,040	$74,775,695	$438,740,050	$660,154,729

$536,588,548	$78,232,273	$462,108,087	$680,685,755
$13,100,651	$1,963,878	$7,426,447	$14,037,092
$-	$-	$-	$-
$54,622,562	$2,144,301	$20,185,134	$23,324,194
$4	$109,938	$688,684	$441,288

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Class I shares:
Net assets	$176,670,706	$1,217,511,488

Shares outstanding (a)	15,911,499	67,604,128

Net asset value, offering price and redemption price per share	$11.10	$18.01

Class R5 shares:
Net assets	$10,753,005	$750,550,879

Shares outstanding (a)	968,316	41,967,317

Net asset value, offering price and redemption price per share	$11.10	$17.88

Service Class shares:
Net assets	$9,706,041	$253,704,923

Shares outstanding (a)	879,307	14,464,657

Net asset value, offering price and redemption price per share	$11.04	$17.54

Administrative Class shares:
Net assets	$38,566,936	$353,875,608

Shares outstanding (a)	3,486,492	20,926,805

Net asset value, offering price and redemption price per share	$11.06	$16.91

Class A shares:
Net assets	$16,162,699	$295,984,088

Shares outstanding (a)	1,467,437	18,622,391

Net asset value and redemption price per share	$11.01	$15.89

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$11.68	$16.86

Class R4 shares:
Net assets	$19,977,718	$31,140,763

Shares outstanding (a)	1,818,400	1,953,667

Net asset value, offering price and redemption price per share	$10.99	$15.94

Class R3 shares:
Net assets	$13,811,788	$10,164,800

Shares outstanding (a)	1,259,704	681,925

Net asset value, offering price and redemption price per share	$10.96	$14.91

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$236,375,027	$73,124,186	$303,571,400	$323,486,161

20,210,571	11,815,142	26,482,649	42,855,794

$11.70	$6.19	$11.46	$7.55

$140,060,910	$11,269	$29,822,878	$157,266,252

12,081,382	1,821	2,601,168	20,764,810

$11.59	$6.19	$11.47	$7.57

$39,755,013	$166,640	$15,558,519	$75,970,515

3,593,499	26,275	1,361,302	10,083,110

$11.06	$6.34	$11.43	$7.53

$29,560,837	$81,070	$43,446,671	$36,578,385

2,818,165	12,631	3,805,535	4,817,487

$10.49	$6.42	$11.42	$7.59

$41,462,527	$440,108	$13,005,775	$59,909,551

4,349,038	71,453	1,140,719	8,053,686

$9.53	$6.16	$11.40	$7.44

$10.11	$6.54	$12.10	$7.89

$1,048,795	$778,165	$18,067,110	$5,307,314

109,692	126,606	1,590,491	724,142

$9.56	$6.15	$11.36	$7.33

$433,931	$174,257	$15,267,697	$1,636,551

50,420	28,414	1,345,972	221,255

$8.61	$6.13	$11.34	$7.40

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$5,536
Interest	16,191,681	4,587,691
Securities lending net income	-	-

Total investment income	16,191,681	4,593,227

Expenses (Note 3):
Investment advisory fees	2,367,564	584,558
Custody fees	44,398	67,673
Audit fees	26,038	24,108
Legal fees	6,570	1,104
Accounting & Administration fees	60,463	46,500
Proxy fees	518	518
Shareholder reporting fees	19,365	6,147
Trustees’ fees	39,450	7,686
Registration and filing fees	51,557	49,914
Transfer agent fees	1,501	1,501

	2,617,424	789,709
Administration fees:
Class R5	72,895	26,152
Service Class	155,142	41,538
Administrative Class	64,742	26,895
Class A	1,782	31,779
Class R4	327,352	17,270
Class R3	47,065	3,844
Distribution fees:
Class R3	58,831	4,805
Service fees:
Class A	2,970	52,964
Class R4	409,191	21,588
Class R3	58,831	4,805
Shareholder service fees:
Service Class	51,714	13,846
Administrative Class	64,742	26,895
Class A	1,782	31,779

Total expenses	3,934,463	1,093,869
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	(31,615)
Class R5 fees reimbursed by adviser	-	(23,621)
Service Class fees reimbursed by adviser	-	(25,172)
Administrative Class fees reimbursed by adviser	-	(16,196)
Class A fees reimbursed by adviser	-	(19,117)
Class R4 fees reimbursed by adviser	-	(7,740)
Class R3 fees reimbursed by adviser	-	(1,709)
Class I advisory fees waived	(134,092)	-
Class R5 advisory fees waived	(36,453)	-
Service Class advisory fees waived	(51,766)	-
Administrative Class advisory fees waived	(21,613)	-
Class A advisory fees waived	(597)	-
Class R4 advisory fees waived	(81,935)	-
Class R3 advisory fees waived	(11,767)	-

Net expenses	3,596,240	968,699

Net investment income (loss)	12,595,441	3,624,528

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$4,500,950	$19,674,219	$3,119,193	$41,135,438	$9,126,674
282	1,081	-	4,119	2,933
-	-	71,449	-	-

4,501,232	19,675,300	3,190,642	41,139,557	9,129,607

837,006	3,880,815	675,800	1,671,305	2,830,332
19,632	55,990	13,602	130,446	32,823
17,222	17,438	17,413	18,874	17,596
1,713	6,641	1,703	16,063	4,333
27,499	53,412	26,004	113,123	40,991
518	518	518	518	518
6,634	16,352	6,384	53,115	11,680
10,270	40,044	9,175	102,434	26,146
48,121	50,596	49,065	56,275	48,356
1,501	1,501	1,501	1,501	1,501

970,116	4,123,307	801,165	2,163,654	3,014,276

102,116	209,476	52,588	425,536	116,462
11,029	123,296	7,004	652,292	57,338
4,472	75,094	10,743	482,670	72,651
14,670	127,861	23,542	16,947	135,805
300	1,914	88	715,819	3,162
759	1,173	74	53,722	2,989

948	1,467	93	53,722	3,736

24,451	213,102	39,237	21,185	226,342
376	2,392	110	715,819	3,952
948	1,467	93	53,722	3,736

3,676	41,099	2,335	163,073	19,112
4,472	75,094	10,743	362,002	72,653
14,670	127,861	23,542	12,711	135,805

1,153,003	5,124,603	971,357	5,892,874	3,868,019

-	-	(26,381)	-	-
-	-	(42,804)	-	-
-	-	(3,606)	-	-
-	-	(5,851)	-	-
-	-	(12,865)	-	-
-	-	(36)	-	-
-	-	(30)	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-

1,153,003	5,124,603	879,784	5,892,874	3,868,019

3,348,229	14,550,697	2,310,858	35,246,683	5,261,588

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$13,286,052	$(430,701)
Futures contracts	1,387,934	3,017,880
Written options	-	219,432
Swap agreements	-	(14,907)
Foreign currency transactions	(18,692)	(143,882)

Net realized gain (loss)	14,655,294	2,647,822

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(2,630,414)	2,671,912
Futures contracts	32,231	50,292
Written options	-	80,363
Swap agreements	-	(1,048,739)
Translation of assets and liabilities in foreign currencies	5,822	(279,722)

Net change in unrealized appreciation (depreciation)	(2,592,361)	1,474,106

Net realized gain (loss) and change in unrealized appreciation (depreciation)	12,062,933	4,121,928

Net increase (decrease) in net assets resulting from operations	$24,658,374	$7,746,456

(a) Net of foreign withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$7,656,009	$36,785,950	$3,135,426	$34,981,689	$(36,347,808)
-	-	-	4,618,326	-
-	-	-	-	-
-	-	-	-	-
-	428	(179)	-	-

7,656,009	36,786,378	3,135,247	39,600,015	(36,347,808)

4,244,353	24,133,284	4,391,974	207,300,573	72,055,485
-	-	-	3,337,023	-
-	-	-	-	-
-	-	-	-	-
-	5,082	4,568	-	-

4,244,353	24,138,366	4,396,542	210,637,596	72,055,485

11,900,362	60,924,744	7,531,789	250,237,611	35,707,677

$15,248,591	$75,475,441	$9,842,647	$285,484,294	$40,969,265

$13,410	$129,846	$19,435	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Investment income (Note 2):
Dividends (a)	$999,374	$7,328,433
Interest	171	533
Securities lending net income	2,944	-

Total investment income	1,002,489	7,328,966

Expenses (Note 3):
Investment advisory fees	435,909	4,633,716
Custody fees	21,171	64,246
Audit fees	17,828	17,780
Legal fees	677	6,706
Accounting & Administration fees	24,528	55,955
Proxy fees	518	518
Shareholder reporting fees	4,704	17,783
Trustees’ fees	4,109	43,167
Registration and filing fees	48,758	51,352
Transfer agent fees	1,501	1,501

	559,703	4,892,724
Administration fees:
Class R5	10,351	235,231
Service Class	4,601	173,082
Administrative Class	8,007	178,692
Class A	13,474	117,511
Class R4	276	24,427
Class R3	454	7,681
Distribution fees:
Class R3	567	9,601
Distribution ans Service fees:
Class A	22,456	195,852
Class R4	346	30,534
Class R3	567	9,601
Shareholder service fees:
Service Class	1,533	57,694
Administrative Class	8,007	178,692
Class A	13,474	117,511

Total expenses	643,816	6,228,833
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(52,442)	-
Class R5 fees reimbursed by adviser	(13,937)	-
Service Class fees reimbursed by adviser	(4,130)	-
Administrative Class fees reimbursed by adviser	(7,186)	-
Class A fees reimbursed by adviser	(12,078)	-
Class R4 fees reimbursed by adviser	(185)	-
Class R3 fees reimbursed by adviser	(305)	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses	553,553	6,228,833

Net investment income (loss)	448,936	1,100,133

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$4,309,845	$1,111,973	$1,184,285	$3,091,204	$2,683,318
693	-	392	700	604
83,085	-	-	115,405	59,145

4,393,623	1,111,973	1,184,677	3,207,309	2,743,067

3,431,996	373,033	666,495	1,274,869	147,257
49,617	24,239	14,389	39,134	28,441
17,643	17,344	17,374	17,120	15,237
4,922	916	810	1,874	1,196
45,671	24,625	23,307	28,760	26,753
518	518	518	518	518
13,265	5,557	5,042	7,444	18,525
30,998	4,231	5,242	10,280	8,274
50,386	48,344	45,728	48,999	48,383
1,501	1,501	1,501	1,500	1,501

3,646,517	500,308	780,406	1,430,498	296,085

109,814	3,096	44,731	56,802	6,343
119,655	2,124	4,319	12,506	16,656
81,194	190	3,645	12,890	51,593
103,320	1,644	4,975	22,304	37,917
5,710	88	958	92	24,340
826	93	180	63	18,063

1,032	116	225	78	18,063

172,199	2,740	8,291	37,173	47,396
7,139	110	1,198	114	24,340
1,032	116	225	78	18,063

39,885	708	1,440	4,169	4,164
81,194	190	3,645	12,890	38,695
103,320	1,644	4,974	22,304	28,438

4,472,837	513,167	859,212	1,611,961	630,156

-	(65,843)	(27,966)	-	(479)
-	(4,304)	(34,290)	-	(107)
-	(1,998)	(2,277)	-	(134)
-	(177)	(1,888)	-	(284)
-	(1,534)	(2,605)	-	(214)
-	(62)	(379)	-	(186)
-	(66)	(73)	-	(167)
-	-	-	(12,269)	-
-	-	-	(11,351)	-
-	-	-	(1,668)	-
-	-	-	(1,718)	-
-	-	-	(2,975)	-
-	-	-	(9)	-
-	-	-	(7)	-

4,472,837	439,183	789,734	1,581,964	628,585

(79,214)	672,790	394,943	1,625,345	2,114,482

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$5,104,431	$30,992,311
Futures contracts	-	-
Foreign currency transactions	-	(86)

Net realized gain (loss)	5,104,431	30,992,225

Net change in unrealized appreciation (depreciation) on:
Investment transactions	4,100,691	42,686,027
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	-	145

Net change in unrealized appreciation (depreciation)	4,100,691	42,686,172

Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,205,122	73,678,397

Net increase (decrease) in net assets resulting from operations	$9,654,058	$74,778,530

(a) Net of foreign withholding tax of:	$592	$102,722

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$33,692,993	$(2,159,353)	$4,584,948	$(8,145,778)	$5,290,132
-	-	-	(214,054)	20,914
-	(7,897)	(599)	-	-

33,692,993	(2,167,250)	4,584,349	(8,359,832)	5,311,046

(20,925,659)	12,002,883	6,479,393	11,361,078	9,605,149
-	-	-	179,985	528,272
-	(22,052)	23	-	-

(20,925,659)	11,980,831	6,479,416	11,541,063	10,133,421

12,767,334	9,813,581	11,063,765	3,181,231	15,444,467

$12,688,120	$10,486,371	$11,458,708	$4,806,576	$17,558,949

$41,874	$2,396	$-	$3,357	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Investment income (Note 2):
Dividends (a)	$2,272,413	$11,244,813
Interest	697	38,356
Securities lending net income	395,367	851,894

Total investment income	2,668,477	12,135,063

Expenses (Note 3):
Investment advisory fees	135,859	9,429,864
Custody fees	64,458	118,661
Audit fees	15,221	18,062
Legal fees	827	10,165
Accounting & Administration fees	28,649	80,552
Proxy fees	518	518
Shareholder reporting fees	16,786	24,816
Trustees’ fees	6,569	70,368
Registration and filing fees	48,453	54,606
Transfer agent fees	1,501	1,501

	318,841	9,809,113
Administration fees:
Class R5	4,529	351,712
Service Class	8,276	186,204
Administrative Class	34,021	267,449
Class A	15,215	227,439
Class R4	18,621	19,885
Class R3	12,261	7,465
Distribution fees:
Class R3	12,261	9,331
Distribution and Service fees:
Class A	19,019	379,065
Class R4	18,621	24,856
Class R3	12,261	9,331
Shareholder service fees:
Service Class	2,069	62,068
Administrative Class	25,516	267,449
Class A	11,411	227,439

Total expenses	512,922	11,848,806
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(31,230)	-
Class R5 fees reimbursed by adviser	(1,578)	-
Service Class fees reimbursed by adviser	(1,444)	-
Administrative Class fees reimbursed by adviser	(5,926)	-
Class A fees reimbursed by adviser	(2,640)	-
Class R4 fees reimbursed by adviser	(2,595)	-
Class R3 fees reimbursed by adviser	(1,711)	-

Net expenses	465,798	11,848,806

Net investment income (loss)	2,202,679	286,257

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$1,962,204	$791,973	$4,982,236	$5,483,613
665	75	-	561
248,565	18,094	63,477	86,370

2,211,434	810,142	5,045,713	5,570,544

1,999,498	288,031	207,281	2,589,927
59,576	49,442	172,722	273,162
18,401	20,177	15,923	23,318
4,093	474	1,442	3,183
40,094	31,888	34,518	50,894
518	518	518	518
11,356	4,318	18,276	9,668
21,740	2,133	10,772	20,389
50,523	46,719	49,371	49,862
1,501	1,499	1,501	1,501

2,207,300	445,199	512,324	3,022,422

77,234	6	13,831	80,695
28,736	125	15,099	57,041
23,280	62	38,188	27,303
32,586	385	13,159	44,021
849	510	15,704	4,204
407	168	13,394	1,436

509	211	13,395	1,795

54,309	642	16,449	73,368
1,062	637	15,703	5,256
509	211	13,395	1,795

9,579	42	3,776	19,014
23,280	62	28,641	27,303
32,586	385	9,869	44,021

2,492,226	448,645	722,927	3,409,674

-	(118,720)	-	-
-	(19)	-	-
-	(281)	-	-
-	(140)	-	-
-	(863)	-	-
-	(858)	-	-
-	(284)	-	-

2,492,226	327,480	722,927	3,409,674

(280,792)	482,662	4,322,786	2,160,870

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$3,462,714	$56,105,597
Futures contracts	(279,453)	-
Foreign currency transactions	(77)	1,645

Net realized gain (loss)	3,183,184	56,107,242

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(345,217)	42,150,355
Futures contracts	417,135	-
Translation of assets and liabilities in foreign currencies	(14)	(3)

Net change in unrealized appreciation (depreciation)	71,904	42,150,352

Net realized gain (loss) and change in unrealized appreciation (depreciation)	3,255,088	98,257,594

Net increase (decrease) in net assets resulting from operations	$5,457,767	$98,543,851

(a) Net of foreign withholding tax of:	$652	$18,479

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$(32,493,394)	$(4,649,278)	$(1,402,703)	$(15,818,701)
-	(1,265)	(632,358)	(6,036)
(58)	(85,470)	17,350	(143,378)

(32,493,452)	(4,736,013)	(2,017,711)	(15,968,115)

17,222,306	1,858,905	(1,637,896)	11,663,648
-	(3,823)	86,446	(7,888)
(1,216)	421,265	360,834	765,530

17,221,090	2,276,347	(1,190,616)	12,421,290

(15,272,362)	(2,459,666)	(3,208,327)	(3,546,825)

$(15,553,154)	$(1,977,004)	$1,114,459	$(1,385,955)

$3,733	$61,332	$352,164	$426,344

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,595,441	$16,745,002	$29,451,577
Net realized gain (loss) on investment transactions	14,655,294	9,337,132	35,121,197
Net change in unrealized appreciation (depreciation) on investments	(2,592,361)	(16,544,728)	659,114

Net increase (decrease) in net assets resulting from operations	24,658,374	9,537,406	65,231,888

Distributions to shareholders (Note 2):
From net investment income:
Class I	(11,646,083)	(48,548)	(13,382,287)
Class R5	(3,418,949)	(13,818)	(4,398,789)
Service Class	(3,911,860)	(21,103)	(8,661,723)
Administrative Class	(1,554,924)	(8,146)	(2,368,352)
Class A	(38,056)	(179)	(2,614)*
Class R4	(5,515,962)	(31,202)	(9,892,502)
Class R3	(706,660)	(4,601)	(1,112,529)

Total distributions from net investment income	(26,792,494)	(127,597)	(39,818,796)

From net realized gains:
Class I	(1,469,754)	(453,196)	(6,689,862)
Class R5	(450,926)	(128,993)	(2,296,718)
Service Class	(556,725)	(196,996)	(4,711,597)
Administrative Class	(228,916)	(76,046)	(1,338,990)
Class A	(5,815)	(1,671)	(1,516)*
Class R4	(894,237)	(291,268)	(5,907,774)
Class R3	(132,231)	(42,946)	(735,530)

Total distributions from net realized gains	(3,738,604)	(1,191,116)	(21,681,987)

Net fund share transactions (Note 5):
Class I	(261,257,879)	71,641,923	39,852,516
Class R5	(39,445,200)	16,770,713	(27,442,936)
Service Class	(7,445,876)	(109,792,554)	(40,649,539)
Administrative Class	(1,218,056)	2,444,145	(21,753,313)
Class A	413,421	1,892,811	120,161 *
Class R4	(19,326,001)	(50,532,817)	(78,419,220)
Class R3	(3,193,103)	(575,117)	538,732

Increase (decrease) in net assets from fund share transactions	(331,472,694)	(68,150,896)	(127,753,599)

Total increase (decrease) in net assets	(337,345,418)	(59,932,203)	(124,022,494)
Net assets
Beginning of period	1,387,373,467	1,447,305,670	1,571,328,164

End of period	$1,050,028,049	$1,387,373,467	$1,447,305,670

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,786,513	$18,983,566	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$-	$(148,643)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund			MassMutual Select Diversified Value Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$3,624,528	$4,588,760	$5,437,050	$3,348,229	$4,394,161	$7,147,225
2,647,822	3,802,966	3,055,632	7,656,009	22,907,830	55,149,017
1,474,106	(7,528,786)	3,485,758	4,244,353	(55,051,123)	(21,289,894)

7,746,456	862,940	11,978,440	15,248,591	(27,749,132)	41,006,348

(2,104,352)	(17,943)	(1,908,342)*	(1,221,667)	(253,157)	(1,894,736)*
(1,461,955)	(13,473)	(1,402,720)	(3,009,308)	(685,168)	(4,403,852)
(1,803,081)	(15,779)	(1,675,049)	(202,722)	(49,357)	(284,578)
(885,218)	(9,938)	(827,689)	(66,927)	(20,511)	(158,192)
(1,037,539)	(10,094)	(969,209)	(182,440)	(69,975)	(328,416)
(431,509)	(4,282)	(3,382)*	(3,318)	(922)	(1,789)*
(79,005)	(1,085)	(61,516)	(6,062)	(792)	(2,482)

(7,802,659)	(72,594)	(6,847,907)	(4,692,444)	(1,079,882)	(7,074,045)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

14,911,152	13,544,214	54,597,161 *	123,095,551	(15,503,785)	92,402,964 *
7,158,703	3,626,722	(37,640,784)	(111,066,326)	(10,284,465)	(118,451,252)
(8,368,921)	7,901,077	12,398,421	(4,500,741)	179,614	(6,683,158)
2,135,504	8,711,237	13,146,455	(1,025,175)	(2,897,190)	1,016,135
3,377,999	7,995,446	4,032,261	(1,335,723)	(1,094,480)	(2,968,200)
6,693,082	14,560,279	103,483 *	47,090	196,043	101,890 *
2,200,862	936,260	997,809	1,083,452	76,613	10,930

28,108,381	57,275,235	47,634,806	6,298,128	(29,327,650)	(34,570,691)

28,052,178	58,065,581	52,765,339	16,854,275	(58,156,664)	(638,388)

273,992,092	215,926,511	163,161,172	325,653,400	383,810,064	384,448,452

$302,044,270	$273,992,092	$215,926,511	$342,507,675	$325,653,400	$383,810,064

$1,683,027	$5,861,158	$-	$2,901,635	$4,245,850	$1,062,458

$-	$-	$(101,301)	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$14,550,697	$15,776,239	$21,841,906
Net realized gain (loss) on investment transactions	36,786,378	138,291,806	108,071,195
Net change in unrealized appreciation (depreciation) on investments	24,138,366	(268,185,868)	31,941,811

Net increase (decrease) in net assets resulting from operations	75,475,441	(114,117,823)	161,854,912

Distributions to shareholders (Note 2):
From net investment income:
Class I	(7,875,862)	-	(6,681,231)
Class R5	(7,188,189)	-	(8,457,640)
Service Class	(2,845,064)	-	(3,051,112)
Administrative Class	(1,461,869)	-	(1,619,714)
Class L	-	-	-
Class A	(2,038,495)	-	(2,225,304)
Class R4	(31,688)	-	(1,450)*
Class R3	(15,751)	-	(11,199)

Total distributions from net investment income	(21,456,918)	-	(22,047,650)

From net realized gains:
Class I	(46,281,071)	(12,594,012)	(24,814,091)
Class R5	(45,087,536)	(13,854,744)	(35,024,820)
Service Class	(18,900,526)	(4,989,545)	(12,982,133)
Administrative Class	(10,620,613)	(3,231,319)	(8,238,366)
Class L	-	-	-
Class A	(18,164,880)	(5,399,955)	(14,142,870)
Class R4	(207,995)	(38,900)	(6,673)*
Class R3	(134,185)	(28,952)	(78,344)

Total distributions from net realized gains	(139,396,806)	(40,137,427)	(95,287,297)

Net fund share transactions (Note 5):
Class I	69,207,760	61,072,490	131,476,061
Class R5	(7,084,191)	(86,847,082)	6,273,005
Service Class	3,933,074	(31,338,108)	(3,904,274)
Administrative Class	823,187	(8,528,898)	(22,419,507)
Class L	-	-	-
Class A	10,924,026	(24,170,270)	(64,836,520)
Class R4	122,809	1,896,405	108,224 *
Class R3	496,529	34,362	(312,248)

Increase (decrease) in net assets from fund share transactions	78,423,194	(87,881,101)	46,384,741

Total increase (decrease) in net assets	(6,955,089)	(242,136,351)	90,904,706
Net assets
Beginning of period	1,280,019,039	1,522,155,390	1,431,250,684

End of period	$1,273,063,950	$1,280,019,039	$1,522,155,390

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$9,603,390	$16,509,611	$200,236

Distributions in excess of net investment income included in net assets at end of period	$-	$-	$-

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund			MM S&P 500 Index Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$2,310,858	$5,095,460	$11,768,121	$35,246,683	$45,150,505	$54,314,545
3,135,247	25,165,624	49,660,275	39,600,015	65,248,859	85,814,847
4,396,542	(52,190,871)	(40,150,477)	210,637,596	(313,694,124)	273,954,472

9,842,647	(21,929,787)	21,277,919	285,484,294	(203,294,760)	414,083,864

(1,880,949)	-	(4,489,571)*	(18,438,368)	-	(10,234,711)
(3,041,190)	-	(4,939,584)	(15,778,015)	-	(17,006,805)
(252,981)	-	(358,183)	(11,265,838)	-	(11,487,958)
(351,071)	-	(677,337)	(7,628,821)	-	(8,322,530)
-	-	-	-	-	-
(696,660)	-	(1,311,094)	(258,430)	-	(1,525	)*
(2,353)	-	(2,777)*	(8,581,094)	-	(7,315,121)
(1,566)	-	(2,216)	(699,099)	-	(73,638)

(6,226,770)	-	(11,780,762)	(62,649,665)	-	(54,442,288)

(7,537,007)	(507,956)	(19,592,080)*	(18,281,037)	(2,314,697)	(11,638,397)
(12,769,934)	(1,173,602)	(22,914,966)	(16,602,755)	(2,625,457)	(20,528,688)
(1,097,808)	(80,714)	(1,853,578)	(12,897,030)	(1,860,292)	(15,144,142)
(1,644,212)	(135,466)	(3,374,830)	(9,439,887)	(1,465,816)	(11,398,056)
-	-	-	-	-	-
(3,694,184)	(298,026)	(7,334,754)	(311,663)	(26,239)	(2,272	)*
(11,207)	(806)	(13,691)*	(11,345,262)	(1,562,511)	(11,548,744)
(8,711)	(685)	(13,249)	(838,040)	(69,412)	(131,901)

(26,763,063)	(2,197,255)	(55,097,148)	(69,715,674)	(9,924,424)	(70,392,200)

14,426,354	(84,309,867)	170,067,352 *	80,171,961	292,425,238	139,547,950
(16,805,504)	(35,941,381)	(150,815,262)	(85,117,832)	(76,466,737)	(90,175,017)
(2,068,746)	(2,920,656)	(20,442,176)	(6,104,458)	(59,896,700)	67,002,590
(984,794)	(8,037,926)	(1,032,585)	(17,936,311)	(34,611,042)	177,575,145
-	-	-	-	-	(173,007,232	)***
(1,107,437)	(12,991,766)	(9,199,883)	7,916,705	9,165,848	3,342,456	*
13	1	116,568 *	31,566,516	21,506,453	(36,450,676)
2,205	(7,954)	(9,159)	36,837,075	22,810,218	(1,666,043)

(6,537,909)	(144,209,549)	(11,315,145)	47,333,656	174,933,278	86,169,173

(29,685,095)	(168,336,591)	(56,915,136)	200,452,611	(38,285,906)	375,418,549

242,386,845	410,723,436	467,638,572	3,433,910,879	3,472,196,785	3,096,778,236

$212,701,750	$242,386,845	$410,723,436	$3,634,363,490	$3,433,910,879	$3,472,196,785

$957,464	$4,873,376	$-	$18,737,686	$46,140,668	$464,093

$-	$-	$(209,610)	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Focused Value Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,261,588	$10,723,783	$16,074,697
Net realized gain (loss) on investment transactions	(36,347,808)	108,571,256	109,677,975
Net change in unrealized appreciation (depreciation) on investments	72,055,485	(252,932,632)	(18,940,090)

Net increase (decrease) in net assets resulting from operations	40,969,265	(133,637,593)	106,812,582

Distributions to shareholders (Note 2):
From net investment income:
Class I	(4,096,929)	-	(4,029,046)
Class R5	(3,911,958)	-	(5,694,010)
Service Class	(1,222,029)	-	(1,655,429)
Administrative Class	(1,453,204)	-	(1,779,528)
Class A	(2,357,730)	-	(3,012,736)
Class R4*	(64,180)	-	(1,790)
Class R3	(47,379)	-	(8,824)

Total distributions from net investment income	(13,153,409)	-	(16,181,363)

From net realized gains:
Class I	(33,305,260)	(2,785,570)	(25,254,020)
Class R5	(34,110,272)	(3,102,930)	(38,770,908)
Service Class	(11,384,357)	(980,581)	(11,721,881)
Administrative Class	(14,481,287)	(1,274,361)	(13,773,257)
Class A	(28,593,552)	(2,486,643)	(27,010,334)
Class R4*	(583,244)	(22,248)	(13,639)
Class R3	(482,246)	(27,322)	(87,735)

Total distributions from net realized gains	(122,940,218)	(10,679,655)	(116,631,774)

Net fund share transactions (Note 5):
Class I	47,203,382	31,777,325	61,463,960
Class R5	4,893,457	(54,130,123)	29,033,786
Service Class	8,966,473	(8,761,110)	2,667,182
Administrative Class	10,337,858	3,041,047	9,013,321
Class A	14,163,184	(12,561,749)	14,739,075
Class R4*	2,517,865	1,836,831	115,530
Class R3	1,314,374	1,928,306	6,487

Increase (decrease) in net assets from fund share transactions	89,396,593	(36,869,473)	117,039,341

Total increase (decrease) in net assets	(5,727,769)	(181,186,721)	91,038,786
Net assets
Beginning of period	816,785,798	997,972,519	906,933,733

End of period	$811,058,029	$816,785,798	$997,972,519

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,630,280	$10,522,101	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$-	$(200,849)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund			MassMutual Select Blue Chip Growth Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$448,936	$761,654	$1,108,798	$1,100,133	$713,119	$(1,962,422)
5,104,431	13,042,351	15,847,968	30,992,225	230,699,044	110,970,108
4,100,691	(14,834,008)	(1,707,384)	42,686,172	(219,440,606)	9,393,468

9,654,058	(1,030,003)	15,249,382	74,778,530	11,971,557	118,401,154

(751,915)	-	(852,887)*	(1,935,400)	-	-
(179,581)	-	(171,725)	(2,166,584)	-	-
(47,013)	-	(56,048)	(905,314)	-	-
(74,962)	-	(84,253)	(585,084)	-	-
(67,082)	-	(115,430)	(47,459)	-	-
(2,144)	-	(805)	(66,043)	-	-
(3,962)	-	(1,223)	(21,466)	-	-

(1,126,659)	-	(1,282,371)	(5,727,350)	-	-

(8,068,438)	(286,058)	(9,328,674)*	(54,421,472)	(2,722,994)	(18,256,444)*
(2,154,268)	(75,368)	(2,288,463)	(76,223,871)	(4,445,803)	(37,728,727)
(639,638)	(21,733)	(755,128)	(36,595,844)	(1,772,363)	(10,930,968)
(1,150,105)	(39,495)	(1,320,766)	(38,222,083)	(2,123,862)	(18,266,974)
(1,953,737)	(72,193)	(2,763,788)	(26,595,883)	(1,435,893)	(11,392,210)
(30,274)	(438)	(12,676)	(3,897,138)	(182,961)	(54,367)
(52,494)	(344)	(31,591)	(1,142,260)	(30,819)	(76,884)

(14,048,954)	(495,629)	(16,501,086)	(237,098,551)	(12,714,695)	(96,706,574)

5,748,552	(10,449,526)	89,438,109 *	136,293,871	49,117,040	273,513,443 *
1,260,019	(670,141)	(66,419,603)	(27,350,989)	(72,162,449)	17,976,514
954,567	(1,116,014)	923,632	60,564,622	42,980,300	(35,451,138)
1,159,805	642,163	(1,046,755)	40,609,936	(38,082,425)	15,849,435
668,014	(6,204,240)	728,685	27,421,384	(6,013,494)	(27,092,276)
388,907	85,052	113,582	13,438,236	20,387,382	827,274
932,425	96,419	(155,402)	9,101,001	3,234,438	(103,980)

11,112,289	(17,616,287)	23,582,248	260,078,061	(539,208)	245,519,272

5,590,734	(19,141,919)	21,048,173	92,030,690	(1,282,346)	267,213,852

129,168,879	148,310,798	127,262,625	1,407,511,956	1,408,794,302	1,141,580,450

$134,759,613	$129,168,879	$148,310,798	$1,499,542,646	$1,407,511,956	$1,408,794,302

$63,075	$740,798	$-	$-	$465,878	$(246,347)

$-	$-	$(21,255)	$(4,161,339)	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Growth Opportunities Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(79,214)	$(995,820)	$(757,697)
Net realized gain (loss) on investment transactions	33,692,993	99,925,006	79,669,554
Net change in unrealized appreciation (depreciation) on investments	(20,925,659)	(155,251,510)	22,553,376

Net increase (decrease) in net assets resulting from operations	12,688,120	(56,322,324)	101,465,233

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-	-
Class R5	-	-	-
Service Class	-	-	-
Administrative Class	-	-	-
Class A	-	-	-
Class R4*	-	-	-
Class R3	-	-	-

Total distributions from net investment income	-	-	-

From net realized gains:
Class I	(38,981,121)	(8,835,876)	(18,343,315)
Class R5	(23,803,912)	(5,771,522)	(16,052,750)
Service Class	(17,831,054)	(3,960,722)	(9,465,425)
Administrative Class	(12,455,718)	(2,773,139)	(8,996,527)
Class A	(16,598,049)	(4,147,006)	(11,605,691)
Class R4*	(652,252)	(62,717)	(7,042)
Class R3	(102,779)	(21,705)	(8,848)

Total distributions from net realized gains	(110,424,885)	(25,572,687)	(64,479,598)

Net fund share transactions (Note 5):
Class I	27,630,053	66,173,196	161,165,512
Class R5	4,331,038	(33,075,843)	(79,939,058)
Service Class	26,116,619	3,841,396	67,386,951
Administrative Class	2,637,706	(29,877,131)	32,700,419
Class A	(4,971,128)	(25,509,971)	4,944,279
Class R4*	5,289,633	2,988,471	107,143
Class R3	168,399	713,395	94,955

Increase (decrease) in net assets from fund share transactions	61,202,320	(14,746,487)	186,460,201

Total increase (decrease) in net assets	(36,534,445)	(96,641,498)	223,445,836
Net assets
Beginning of period	973,839,032	1,070,480,530	847,034,694

End of period	$937,304,587	$973,839,032	$1,070,480,530

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(243,358)	$(164,144)	$(142,472)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund			MassMutual Select Small Cap Value Equity Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$672,790	$1,221,877	$1,715,893	$394,943	$725,223	$1,116,378
(2,167,250)	12,583,392	16,998,635	4,584,349	11,362,721	11,251,441
11,980,831	(28,455,147)	(8,523,492)	6,479,416	(25,623,975)	(2,210,643)

10,486,371	(14,649,878)	10,191,036	11,458,708	(13,536,031)	10,157,176

(1,281,970)	-	(1,493,902)	(408,152)	(5,250)	(410,790)*
(72,905)	-	(179,936)	(449,400)	(7,433)	(561,623)
(30,765)	-	(46,532)	(32,438)	(257)	(3,287)
(1,206)	-	(8,484)	(9,022)	(482)	(14,370)
(11,553)	-	(32,911)	(2,458)	(541)	(10,138)
(886)	-	(845)	(5,128)	(27)	(374)
(609)	-	(468)	(88)	(9)	(187)*

(1,399,894)	-	(1,763,078)	(906,686)	(13,999)	(1,000,769)

(12,944,842)	(1,376,932)	(1,915,445)	(2,321,956)	-	-
(891,064)	(169,477)	(287,705)	(3,117,262)	-	-
(388,558)	(31,478)	(71,920)	(226,348)	-	-
(35,387)	(5,322)	(16,307)	(141,014)	-	-
(324,216)	(30,700)	(84,048)	(227,926)	-	-
(13,658)	(1,061)	(1,506)	(38,293)	-	-
(13,243)	(993)	(1,549)	(5,311)	-	-

(14,610,968)	(1,615,963)	(2,378,480)	(6,078,110)	-	-

(34,072,881)	10,130,151	62,882,264	45,163,498	10,523,975	58,735,097 *
(1,915,126)	(8,278,904)	(66,725,319)	(43,781,888)	2,459,687	(46,957,438)
537,249	(2,049,541)	2,201,998	3,687,850	2,071,604	(3,929,863)
914	(813,751)	(3,128,161)	(2,088,024)	2,691,442	(775,270)
134,075	(3,137,073)	(592,184)	324,280	579,131	(396,402)
28	102	102,453	475,692	579,271	100,475
18,248	(7,325)	6,810	121,038	27,211	100,187 *

(35,297,493)	(4,156,341)	(5,252,139)	3,902,446	18,932,321	6,876,786

(40,821,984)	(20,422,182)	797,339	8,376,358	5,382,291	16,033,193

142,414,479	162,836,661	162,039,322	175,836,740	170,454,449	154,421,256

$101,592,495	$142,414,479	$162,836,661	$184,213,098	$175,836,740	$170,454,449

$545,366	$1,272,470	$(36,508)	$184,656	$696,399	$100,859

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,625,345	$746,838	$1,602,676
Net realized gain (loss) on investment transactions	(8,359,832)	70,385,133	67,673,203
Net change in unrealized appreciation (depreciation) on investments	11,541,063	(101,733,258)	(50,476,747)

Net increase (decrease) in net assets resulting from operations	4,806,576	(30,601,287)	18,799,132

Distributions to shareholders (Note 2):
From net investment income:
Class I	(850,085)	-	(1,165,020)
Class R5	(636,073)	-	(1,530,838)
Service Class	(67,956)	-	(247,535)
Administrative Class	(57,520)	-	(132,029)
Class L	-	-	-
Class A	(9,255)	-	(112,084)
Class R4*	(297)	-	(600)
Class R3	-	-	(184)

Total distributions from net investment income	(1,621,186)	-	(3,188,290)

From net realized gains:
Class I	(28,358,964)	(1,951,998)	(18,745,607)
Class R5	(26,816,038)	(2,313,519)	(29,624,104)
Service Class	(3,864,438)	(262,066)	(5,460,834)
Administrative Class	(4,094,745)	(292,735)	(3,681,960)
Class L	-	-	-
Class A	(7,146,651)	(523,550)	(6,805,755)
Class R4*	(25,297)	(1,509)	(14,863)
Class R3	(15,919)	(952)	(26,419)

Total distributions from net realized gains	(70,322,052)	(5,346,329)	(64,359,542)

Net fund share transactions (Note 5):
Class I	26,357,609	6,020,263	21,107,004
Class R5	(1,864,267)	(63,597,584)	(23,523,516)
Service Class	3,495,715	(19,078,847)	(2,745,889)
Administrative Class	1,710,612	(4,609,003)	(8,517,606)
Class L	-	-	-
Class A	5,251,016	(9,061,658)	(10,349,879)
Class R4*	18,798	103	115,563
Class R3	32,052	(17,538)	(94,214)

Increase (decrease) in net assets from fund share transactions	35,001,535	(90,344,264)	(24,008,537)

Total increase (decrease) in net assets	(32,135,127)	(126,291,880)	(72,757,237)
Net assets
Beginning of period	319,350,471	445,642,351	518,399,588

End of period	$287,215,344	$319,350,471	$445,642,351

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,478,299	$1,474,140	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$-	$(140,060)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund				MM Russell 2000 Small Cap Index Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014		Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$2,114,482	$2,232,860	$2,247,307		$2,202,679	$1,743,565	$1,563,630
5,311,046	11,043,306	6,707,678		3,183,184	5,989,709	11,633,560
10,133,421	(28,426,744)	7,814,057		71,904	(32,639,548)	(6,157,085)

17,558,949	(15,150,578)	16,769,042		5,457,767	(24,906,274)	7,040,105

(1,884,209)	-	(1,540,869)		(2,171,643)	-	(1,146,533)
(144,757)	-	(55,208)		(95,684)	-	(43,187)
(161,524)	-	(123,337)		(73,428)	-	(68,716)
(500,702)	-	(351,175)		(290,228)	-	(235,643)
-	-	-	***	-	-	-	***
(290,077)	-	(177,234)		(93,134)	-	(110,446)
(195,232)	-	(887)		(136,086)	-	(1,117)
(137,526)	-	(577	)*	(88,306)	-	(676	)*

(3,314,027)	-	(2,249,287)		(2,948,509)	-	(1,606,318)

(5,940,987)	(504,686)	(4,060,735)		(4,491,792)	(97,899)	(9,717,239)
(486,746)	(40,508)	(147,273)		(212,931)	(4,253)	(440,894)
(638,431)	(61,578)	(332,713)		(193,449)	(4,433)	(617,170)
(2,141,360)	(178,890)	(1,178,726)		(834,189)	(16,884)	(2,566,301)
-	-	-	***	-	-	-	***
(1,565,793)	(118,641)	(796,854)		(378,901)	(7,896)	(1,485,834)
(775,045)	(49,479)	(3,452)		(353,998)	(4,748)	(13,140)
(577,513)	(26,544)	(3,017	)*	(244,700)	(2,611)	(10,530	)*

(12,125,875)	(980,326)	(6,522,770)		(6,709,960)	(138,724)	(14,851,108)

5,108,858	444,250	44,886,831		(5,598,355)	105,394,573	12,560,246
4,303,943	6,672,292	(477,832)		2,846,425	4,385,439	(8,545,691)
2,197,901	5,179,084	9,123,436		1,637,227	2,387,328	5,746,597
5,369,653	10,422,669	29,696,062		7,920,781	8,036,015	20,094,668
-	-	(10,041,602	)***	-	-	(5,978,385	)***
7,683,522	5,608,194	18,939,357		1,838,990	517,093	10,738,266
10,065,463	15,304,725	128,726		10,789,454	10,349,917	160,077
10,588,422	9,365,527	138,158	*	8,129,299	6,350,620	146,572	*

45,317,762	52,996,741	92,393,136		27,563,821	137,420,985	34,922,350

47,436,809	36,865,837	100,390,121		23,363,119	112,375,987	25,505,029

270,826,227	233,960,390	133,570,269		262,285,774	149,909,787	124,404,758

$318,263,036	$270,826,227	$233,960,390		$285,648,893	$262,285,774	$149,909,787

$1,061,073	$2,260,618	$-		$964,760	$1,710,590	$-

$-	$-	$(11,732)		$-	$-	$(13,852)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Mid Cap Growth Equity II Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$286,257	$(4,505,988)	$(6,360,438)
Net realized gain (loss) on investment transactions	56,107,242	210,508,284	208,811,792
Net change in unrealized appreciation (depreciation) on investments	42,150,352	(202,803,057)	30,663,325

Net increase (decrease) in net assets resulting from operations	98,543,851	3,199,239	233,114,679

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-	-
Class R5	-	-	-
Service Class	-	-	-
Administrative Class	-	-	-
Class A	-	-	-
Class R4*	-	-	-
Class R3	-	-	-

Total distributions from net investment income	-	-	-

From net realized gains:
Class I	(81,785,351)	(5,244,538)	(43,786,734)
Class R5	(55,211,744)	(5,040,837)	(67,957,371)
Service Class	(20,768,068)	(1,870,084)	(25,305,083)
Administrative Class	(30,187,112)	(2,940,916)	(40,024,588)
Class A	(27,155,559)	(2,612,545)	(36,490,484)
Class R4*	(1,661,395)	(69,064)	(278,894)
Class R3	(625,777)	(35,278)	(317,456)

Total distributions from net realized gains	(217,395,006)	(17,813,262)	(214,160,610)

Tax return of capital:
Net fund share transactions (Note 5):
Class I	443,595,481	391,247,796	139,870,415
Class R5	140,246,039	(26,139,304)	92,634,428
Service Class	27,030,718	(6,100,747)	(29,173,542)
Administrative Class	5,262,609	170,867	(22,864,708)
Class A	6,032,711	(16,681,040)	(12,619,900)
Class R4*	20,297,436	9,061,597	3,097,836
Class R3	5,720,162	2,480,516	423,941

Increase (decrease) in net assets from fund share transactions	648,185,156	354,039,685	171,368,470

Total increase (decrease) in net assets	529,334,001	339,425,662	190,322,539
Net assets
Beginning of period	2,383,598,548	2,044,172,886	1,853,850,347

End of period	$2,912,932,549	$2,383,598,548	$2,044,172,886

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$(3,155,003)	$(4,078,935)

Distributions in excess of net investment income included in net assets at end of period	$(2,868,746)	$-	$-

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund			MassMutual Select Diversified International Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$(280,792)	$(1,060,350)	$(2,717,675)	$482,662	$1,116,229	$6,062,520
(32,493,452)	105,401,769	157,927,957	(4,736,013)	(1,321,872)	8,211,548
17,221,090	(157,537,280)	(104,883,649)	2,276,347	(1,983,744)	(33,120,412)

(15,553,154)	(53,195,861)	50,326,633	(1,977,004)	(2,189,387)	(18,846,344)

-	-	-	(92,480)	-	(2,280,133)*
-	-	-	-	-	(4,012,527)
-	-	-	-	-	(5,112)
-	-	-	-	-	(3,140)
-	-	-	-	-	(12,303)
-	-	-	(326)	-	(3,132)
-	-	-	-	-	(2,942)*

-	-	-	(92,806)	-	(6,319,289)

(49,247,720)	(7,939,063)	(97,729,693)	-	-	-
(32,663,270)	(2,835,799)	(40,227,761)	-	-	-
(8,902,844)	(584,319)	(7,757,014)	-	-	-
(7,098,493)	(533,026)	(6,266,247)	-	-	-
(10,919,586)	(836,481)	(12,281,361)	-	-	-
(180,629)	(6,252)	(21,949)	-	-	-
(119,521)	(5,562)	(44,504)	-	-	-

(109,132,063)	(12,740,502)	(164,328,529)	-	-	-

55,266,478	(244,208,832)	363,136,313	9,935,450	7,837,708	68,798,134 *
8,419,548	(29,558,647)	(342,599,143)	-	(111,811,878)	(35,192,508)
14,075,426	(728,915)	(32,748,065)	29,878	3,324	71,618
4,220,225	6,109,386	(8,168,464)	(1,642)	680	91,570
7,810,693	(6,514,678)	(6,232,685)	(104,374)	198,996	(296,775)
819,838	381,965	122,049	715,559	100	103,232
256,336	244,684	(420,017)	84,239	14,956	102,942 *

90,868,544	(274,275,037)	(26,910,012)	10,659,110	(103,756,114)	33,678,213

(33,816,673)	(340,211,400)	(140,911,908)	8,589,300	(105,945,501)	8,512,580

522,513,713	862,725,113	1,003,637,021	66,186,395	172,131,896	163,619,316

$488,697,040	$522,513,713	$862,725,113	$74,775,695	$66,186,395	$172,131,896

$(495,246)	$(214,454)	$(201,359)	$460,561	$70,705	$-

$-	$-	$-	$-	$-	$(435,466)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM MSCI EAFE International Index Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,322,786	$7,792,382	$7,668,688
Net realized gain (loss) on investment transactions	(2,017,711)	710,223	2,550,122
Net change in unrealized appreciation (depreciation) on investments	(1,190,616)	(31,830,591)	(25,161,015)

Net increase (decrease) in net assets resulting from operations	1,114,459	(23,327,986)	(14,942,205)

Distributions to shareholders (Note 2):
From net investment income:
Class I	(6,785,859)	-	(6,608,248)
Class R5	(607,053)	-	(106,877)
Service Class	(309,406)	-	(189,461)
Administrative Class	(736,427)	-	(643,276)
Class L	-	-	-
Class A	(237,035)	-	(181,481)
Class R4*	(244,763)	-	(3,413)
Class R3	(231,410)	-	(2,363	)*

Total distributions from net investment income	(9,151,953)	-	(7,735,119)

From net realized gains:
Class I	(713,404)	-	(2,340,437)
Class R5	(65,592)	-	(40,283)
Service Class	(36,223)	-	(69,385)
Administrative Class	(89,660)	-	(235,842)
Class L	-	-	-
Class A	(32,786)	-	(75,857)
Class R4*	(28,097)	-	(1,361)
Class R3	(27,157)	-	(1,043	)*

Total distributions from net realized gains	(992,919)	-	(2,764,208)

Net fund share transactions (Note 5):
Class I	31,953,977	81,211,538	51,183,193
Class R5	14,720,182	13,564,713	(6,190,056)
Service Class	925,118	9,800,403	6,224,252
Administrative Class	10,843,482	12,798,475	20,288,031
Class L	-	-	(1,935,692	)***
Class A	567,471	6,211,301	4,691,754
Class R4*	11,628,010	7,265,408	154,558
Class R3	10,637,725	5,420,469	107,091	*

Increase (decrease) in net assets from fund share transactions	81,275,965	136,272,307	74,523,131

Total increase (decrease) in net assets	72,245,552	112,944,321	49,081,599
Net assets
Beginning of period	366,494,498	253,550,177	204,468,578

End of period	$438,740,050	$366,494,498	$253,550,177

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,277,624	$7,106,791	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$-	$(765,559)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$2,160,870	$9,865,235	$13,504,218
(15,968,115)	23,581,386	41,158,440
12,421,290	(68,260,206)	(97,744,957)

(1,385,955)	(34,813,585)	(43,082,299)

(5,063,565)	(7,349,048)	(6,888,163)
(2,456,793)	(4,104,090)	(3,471,069)
(1,082,851)	(1,829,317)	(1,475,642)
(473,888)	(852,982)	(624,275)
-	-	-
(620,779)	(1,213,872)	(1,104,817)
(52,843)	(48,123)	(2,404)
(16,976)	(27,413)	-

(9,767,695)	(15,424,845)	(13,566,370)

-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-

-	-	-

38,759,344	7,655,833	60,884,251
(1,545,644)	10,924,592	(12,283,523)
(37,438)	7,342,707	(249,343)
1,474,888	9,287,564	5,981,599
-	-	-
2,202,169	2,243,386	5,949,470
1,842,882	3,651,362	102,505
397,544	1,236,256	(537,008)

43,093,745	42,341,700	59,847,951

31,940,095	(7,896,730)	3,199,282

628,214,634	636,111,364	632,912,082

$660,154,729	$628,214,634	$636,111,364

$1,096,181	$8,703,006	$11,891,648

$-	$-	$-

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Interest expense to average daily net assets[p]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Net investment income (loss) to average daily net assets[n]
Class I
03/31/16[r]	$10.17	$0.10	$0.11	$0.21	$(0.22)	$(0.03)	$(0.25)	$10.13	2.08%	[b]	$269,742	0.39%	[a]	N/A		0.34%	[a]	2.05%	[a]
09/30/15[i]	10.10	0.14	(0.06)	0.08	(0.00)[d]	(0.01)	(0.01)	10.17	0.79%	[b]	534,131	0.39%	[a]	N/A		0.34%	[a]	1.81%	[a]
12/31/14	10.12	0.21	0.23	0.44	(0.31)	(0.15)	(0.46)	10.10	4.39%		459,950	0.41%		0.00%	[e]	0.40%		2.07%
12/31/13	10.55	0.20	(0.35)	(0.15)	(0.26)	(0.02)	(0.28)	10.12	(1.43%	)	420,872	0.40%		0.00%	[e]	N/A		1.87%
12/31/12	9.98	0.26	0.71	0.97	(0.38)	(0.02)	(0.40)	10.55	9.74%		440,229	0.41%		0.00%	[e]	N/A		2.43%
12/31/11	10.09	0.33	(0.09)	0.24	(0.35)	-	(0.35)	9.98	2.41%		402,361	0.40%		N/A		N/A		3.26%
12/31/10[g]	10.00	0.16	0.15	0.31	(0.14)	(0.08)	(0.22)	10.09	3.13%	[b]	3,658	0.42%	[a]	N/A		N/A		3.15%	[a]
Class R5
03/31/16[r]	$10.15	$0.10	$0.10	$0.20	$(0.21)	$(0.03)	$(0.24)	$10.11	1.99%	[b]	$125,418	0.49%	[a]	N/A		0.44%	[a]	1.98%	[a]
09/30/15[i]	10.08	0.13	(0.05)	0.08	(0.00)[d]	(0.01)	(0.01)	10.15	0.79%	[b]	166,482	0.49%	[a]	N/A		0.44%	[a]	1.70%	[a]
12/31/14	10.10	0.21	0.22	0.43	(0.30)	(0.15)	(0.45)	10.08	4.26%		148,821	0.52%		0.00%	[e]	0.51%		1.98%
12/31/13	10.54	0.18	(0.35)	(0.17)	(0.25)	(0.02)	(0.27)	10.10	(1.68%	)	175,117	0.55%		0.00%	[e]	N/A		1.72%
12/31/12	9.97	0.24	0.72	0.96	(0.37)	(0.02)	(0.39)	10.54	9.62%		169,086	0.56%		0.00%	[e]	N/A		2.26%
12/31/11	10.07	0.31	(0.07)	0.24	(0.34)	-	(0.34)	9.97	2.37%		79,275	0.55%		N/A		N/A		3.02%
12/31/10[g]	10.00	0.14	0.14	0.28	(0.13)	(0.08)	(0.21)	10.07	2.88%	[b]	29,273	0.57%	[a]	N/A		N/A		2.77%	[a]
Service Class
03/31/16[r]	$10.17	$0.09	$0.11	$0.20	$(0.19)	$(0.03)	$(0.22)	$10.15	2.03%	[b]	$201,773	0.59%	[a]	N/A		0.54%	[a]	1.86%	[a]
09/30/15[i]	10.12	0.12	(0.06)	0.06	(0.00)[d]	(0.01)	(0.01)	10.17	0.59%	[b]	209,728	0.59%	[a]	N/A		0.54%	[a]	1.54%	[a]
12/31/14	10.13	0.19	0.23	0.42	(0.28)	(0.15)	(0.43)	10.12	4.23%		316,778	0.62%		0.00%	[e]	0.62%	[k]	1.86%
12/31/13	10.56	0.17	(0.35)	(0.18)	(0.23)	(0.02)	(0.25)	10.13	(1.78%	)	355,678	0.67%		0.00%	[e]	N/A		1.60%
12/31/12	9.99	0.23	0.71	0.94	(0.35)	(0.02)	(0.37)	10.56	9.43%		481,613	0.68%		0.00%	[e]	N/A		2.15%
12/31/11	10.09	0.30	(0.08)	0.22	(0.32)	-	(0.32)	9.99	2.21%		454,979	0.67%		N/A		N/A		2.89%
12/31/10[g]	10.00	0.13	0.16	0.29	(0.12)	(0.08)	(0.20)	10.09	2.98%	[b]	516,171	0.69%	[a]	N/A		N/A		2.51%	[a]
Administrative Class
03/31/16[r]	$10.11	$0.09	$0.10	$0.19	$(0.19)	$(0.03)	$(0.22)	$10.08	1.87%	[b]	$87,787	0.69%	[a]	N/A		0.64%	[a]	1.76%	[a]
09/30/15[i]	10.06	0.11	(0.05)	0.06	(0.00)[d]	(0.01)	(0.01)	10.11	0.59%	[b]	89,080	0.69%	[a]	N/A		0.64%	[a]	1.49%	[a]
12/31/14	10.07	0.18	0.23	0.41	(0.27)	(0.15)	(0.42)	10.06	4.14%		86,220	0.72%		0.00%	[e]	0.71%		1.74%
12/31/13	10.51	0.16	(0.35)	(0.19)	(0.23)	(0.02)	(0.25)	10.07	(1.86%	)	107,501	0.75%		0.00%	[e]	N/A		1.52%
12/31/12	9.95	0.22	0.71	0.93	(0.35)	(0.02)	(0.37)	10.51	9.35%		99,987	0.76%		0.00%	[e]	N/A		2.06%
12/31/11	10.07	0.29	(0.08)	0.21	(0.33)	-	(0.33)	9.95	2.13%		66,880	0.75%		N/A		N/A		2.87%
12/31/10[g]	10.00	0.13	0.15	0.28	(0.13)	(0.08)	(0.21)	10.07	2.81%	[b]	27,909	0.77%	[a]	N/A		N/A		2.57%	[a]
Class A
03/31/16[r]	$10.13	$0.08	$0.11	$0.19	$(0.18)	$(0.03)	$(0.21)	$10.11	1.90%	[b]	$2,407	0.94%	[a]	N/A		0.89%	[a]	1.50%	[a]
09/30/15[i]	10.10	0.11	(0.07)	0.04	(0.00)[d]	(0.01)	(0.01)	10.13	0.39%	[b]	1,998	0.94%	[a]	N/A		0.89%	[a]	1.45%	[a]
12/31/14[h]	10.25	0.11	0.16	0.27	(0.27)	(0.15)	(0.42)	10.10	2.65%	[b]	119	0.96%	[a]	0.00%	[e]	0.95%	[a]	1.36%	[a]
Class R4
03/31/16[r]	$10.16	$0.08	$0.11	$0.19	$(0.17)	$(0.03)	$(0.20)	$10.15	1.89%	[b]	$317,151	0.84%	[a]	N/A		0.79%	[a]	1.61%	[a]
09/30/15[i]	10.12	0.10	(0.05)	0.05	(0.00)[d]	(0.01)	(0.01)	10.16	0.49%	[b]	336,956	0.84%	[a]	N/A		0.79%	[a]	1.33%	[a]
12/31/14	10.14	0.17	0.22	0.39	(0.26)	(0.15)	(0.41)	10.12	3.88%		385,955	0.86%		0.00%	[e]	0.85%		1.62%
12/31/13	10.56	0.15	(0.35)	(0.20)	(0.20)	(0.02)	(0.22)	10.14	(1.94%	)	463,236	0.85%		0.00%	[e]	N/A		1.41%
12/31/12	9.99	0.21	0.71	0.92	(0.33)	(0.02)	(0.35)	10.56	9.25%		766,346	0.86%		0.00%	[e]	N/A		1.98%
12/31/11	10.09	0.28	(0.08)	0.20	(0.30)	-	(0.30)	9.99	2.03%		703,315	0.85%		N/A		N/A		2.71%
12/31/10[g]	10.00	0.12	0.16	0.28	(0.11)	(0.08)	(0.19)	10.09	2.89%	[b]	708,198	0.87%	[a]	N/A		N/A		2.34%	[a]
Class R3
03/31/16[r]	$10.08	$0.07	$0.11	$0.18	$(0.15)	$(0.03)	$(0.18)	$10.08	1.77%	[b]	$45,750	1.09%	[a]	N/A		1.04%	[a]	1.36%	[a]
09/30/15[i]	10.06	0.08	(0.05)	0.03	(0.00)[d]	(0.01)	(0.01)	10.08	0.29%	[b]	48,998	1.09%	[a]	N/A		1.04%	[a]	1.09%	[a]
12/31/14	10.08	0.14	0.22	0.36	(0.23)	(0.15)	(0.38)	10.06	3.66%		49,462	1.11%		0.00%	[e]	1.10%		1.37%
12/31/13	10.52	0.12	(0.35)	(0.23)	(0.19)	(0.02)	(0.21)	10.08	(2.21%	)	48,925	1.10%		0.00%	[e]	N/A		1.17%
12/31/12	9.97	0.18	0.71	0.89	(0.32)	(0.02)	(0.34)	10.52	9.02%		44,647	1.11%		0.00%	[e]	N/A		1.71%
12/31/11	10.08	0.26	(0.07)	0.19	(0.30)	-	(0.30)	9.97	1.77%		24,105	1.10%		N/A		N/A		2.50%
12/31/10[g]	10.00	0.11	0.15	0.26	(0.10)	(0.08)	(0.18)	10.08	2.70%	[b]	9,825	1.12%	[a]	N/A		N/A		2.12%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	136%	264%	453%[u]	460%[u]	501%[u]	442%	299%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 456%, 479% and 509% as of December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.22	$0.14	$0.14	$0.28	$(0.30)	$(0.30)	$10.20	2.88%	[b]	$83,450	0.57%	[a]	0.48%	[a]	2.84%	[a]
09/30/15[i]	10.15	0.20	(0.13)	0.07	(0.00)[d]	(0.00)[d]	10.22	0.72%	[b]	68,561	0.59%	[a]	0.48%	[a]	2.61%	[a]
12/31/14[h]	10.09	0.25	0.18	0.43	(0.37)	(0.37)	10.15	4.32%	[b]	54,827	0.60%	[a]	0.48%	[a]	3.20%	[a]
Class R5
03/31/16[r]	$10.22	$0.14	$0.14	$0.28	$(0.29)	$(0.29)	$10.21	2.88%	[b]	$58,077	0.67%	[a]	0.58%	[a]	2.74%	[a]
09/30/15[i]	10.16	0.19	(0.13)	0.06	(0.00)[d]	(0.00)[d]	10.22	0.62%	[b]	50,846	0.69%	[a]	0.58%	[a]	2.51%	[a]
12/31/14	9.82	0.32	0.38	0.70	(0.36)	(0.36)	10.16	7.13%		46,966	0.70%		0.63%		3.11%
12/31/13	10.34	0.29	(0.45)	(0.16)	(0.36)	(0.36)	9.82	(1.51%	)	82,091	0.69%		N/A		2.87%
12/31/12	9.91	0.31	0.47	0.78	(0.35)	(0.35)	10.34	7.86%		82,408	0.68%		N/A		3.02%
12/31/11	9.60	0.31	0.33	0.64	(0.33)	(0.33)	9.91	6.61%		75,607	0.66%		N/A		3.14%
12/31/10	9.18	0.40	0.55	0.95	(0.53)	(0.53)	9.60	10.51%		48,222	0.66%		N/A		4.10%
Service Class
03/31/16[r]	$10.22	$0.13	$0.15	$0.28	$(0.29)	$(0.29)	$10.21	2.79%	[b]	$50,694	0.77%	[a]	0.68%	[a]	2.63%	[a]
09/30/15[i]	10.17	0.19	(0.14)	0.05	(0.00)[d]	(0.00)[d]	10.22	0.52%	[b]	59,568	0.79%	[a]	0.68%	[a]	2.41%	[a]
12/31/14	9.83	0.31	0.38	0.69	(0.35)	(0.35)	10.17	7.08%		51,447	0.79%		0.70%		3.02%
12/31/13	10.35	0.29	(0.45)	(0.16)	(0.36)	(0.36)	9.83	(1.55%	)	37,806	0.74%		N/A		2.85%
12/31/12	9.92	0.31	0.46	0.77	(0.34)	(0.34)	10.35	7.79%		25,412	0.73%		N/A		2.96%
12/31/11	9.61	0.31	0.33	0.64	(0.33)	(0.33)	9.92	6.54%		27,303	0.71%		N/A		3.08%
12/31/10	9.18	0.40	0.54	0.94	(0.51)	(0.51)	9.61	10.46%		28,610	0.71%		N/A		4.12%
Administrative Class
03/31/16[r]	$10.18	$0.13	$0.15	$0.28	$(0.27)	$(0.27)	$10.19	2.85%	[b]	$39,109	0.87%	[a]	0.78%	[a]	2.54%	[a]
09/30/15[i]	10.14	0.18	(0.14)	0.04	(0.00)[d]	(0.00)[d]	10.18	0.42%	[b]	36,812	0.89%	[a]	0.78%	[a]	2.31%	[a]
12/31/14	9.81	0.30	0.38	0.68	(0.35)	(0.35)	10.14	6.94%		28,065	0.90%		0.80%		2.91%
12/31/13	10.32	0.27	(0.45)	(0.18)	(0.33)	(0.33)	9.81	(1.73%	)	14,613	0.89%		N/A		2.59%
12/31/12	9.90	0.29	0.46	0.75	(0.33)	(0.33)	10.32	7.57%		31,753	0.88%		N/A		2.81%
12/31/11	9.58	0.29	0.33	0.62	(0.30)	(0.30)	9.90	6.43%		26,987	0.86%		N/A		2.90%
12/31/10	9.16	0.38	0.55	0.93	(0.51)	(0.51)	9.58	10.34%		41,764	0.86%		N/A		3.88%
Class A
03/31/16[r]	$10.15	$0.11	$0.15	$0.26	$(0.25)	$(0.25)	$10.16	2.67%	[b]	$44,031	1.12%	[a]	1.03%	[a]	2.28%	[a]
09/30/15[i]	10.13	0.16	(0.14)	0.02	(0.00)[d]	(0.00)[d]	10.15	0.22%	[b]	40,577	1.14%	[a]	1.03%	[a]	2.07%	[a]
12/31/14	9.80	0.27	0.38	0.65	(0.32)	(0.32)	10.13	6.66%		32,540	1.15%		1.06%		2.65%
12/31/13	10.31	0.24	(0.43)	(0.19)	(0.32)	(0.32)	9.80	(1.89%	)	27,677	1.14%		N/A		2.40%
12/31/12	9.89	0.26	0.46	0.72	(0.30)	(0.30)	10.31	7.27%		37,774	1.13%		N/A		2.57%
12/31/11	9.56	0.26	0.34	0.60	(0.27)	(0.27)	9.89	6.23%		40,971	1.11%		N/A		2.68%
12/31/10	9.14	0.36	0.54	0.90	(0.48)	(0.48)	9.56	10.00%		54,043	1.11%		N/A		3.68%
Class R4
03/31/16[r]	$10.15	$0.12	$0.14	$0.26	$(0.28)	$(0.28)	$10.13	2.64%	[b]	$21,529	1.02%	[a]	0.93%	[a]	2.40%	[a]
09/30/15[i]	10.12	0.18	(0.15)	0.03	(0.00)[d]	(0.00)[d]	10.15	0.32%	[b]	14,724	1.04%	[a]	0.93%	[a]	2.36%	[a]
12/31/14[h]	10.06	0.21	0.19	0.40	(0.34)	(0.34)	10.12	3.99%	[b]	104	1.05%	[a]	0.93%	[a]	2.75%	[a]
Class R3
03/31/16[r]	$10.06	$0.11	$0.14	$0.25	$(0.24)	$(0.24)	$10.07	2.57%	[b]	$5,154	1.27%	[a]	1.18%	[a]	2.18%	[a]
09/30/15[i]	10.05	0.15	(0.14)	0.01	(0.00)[d]	(0.00)[d]	10.06	0.13%	[b]	2,904	1.29%	[a]	1.18%	[a]	1.94%	[a]
12/31/14	9.75	0.25	0.38	0.63	(0.33)	(0.33)	10.05	6.44%		1,978	1.33%		1.24%		2.49%
12/31/13	10.26	0.21	(0.44)	(0.23)	(0.28)	(0.28)	9.75	(2.22%	)	974	1.44%		N/A		2.11%
12/31/12	9.85	0.23	0.46	0.69	(0.28)	(0.28)	10.26	7.00%		1,130	1.43%		N/A		2.26%
12/31/11	9.55	0.23	0.33	0.56	(0.26)	(0.26)	9.85	5.80%		988	1.41%		N/A		2.37%
12/31/10	9.14	0.32	0.55	0.87	(0.46)	(0.46)	9.55	9.70%		963	1.41%		N/A		3.33%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	122%	191%	308%	352%	417%	669%	267%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$13.64	$0.14	$0.49	$0.63	$(0.21)	$(0.21)	$14.06	4.64%	[b]	$203,087	0.58%	[a]	1.98%	[a]
09/30/15[i]	14.86	0.18	(1.35)	(1.17)	(0.05)	(0.05)	13.64	(7.91%	)[b]	75,827	0.58%	[a]	1.66%	[a]
12/31/14[h]	13.89	0.17	1.10	1.27	(0.30)	(0.30)	14.86	9.20%	[b]	97,877	0.55%	[a]	1.56%	[a]
Class R5
03/31/16[r]	$13.64	$0.14	$0.48	$0.62	$(0.20)	$(0.20)	$14.06	4.53%	[b]	$101,305	0.68%	[a]	2.07%	[a]
09/30/15[i]	14.87	0.17	(1.35)	(1.18)	(0.05)	(0.05)	13.64	(7.98%	)[b]	207,187	0.68%	[a]	1.58%	[a]
12/31/14	13.56	0.29	1.30	1.59	(0.28)	(0.28)	14.87	11.82%		235,941	0.63%		2.07%
12/31/13	10.21	0.19	3.32	3.51	(0.16)	(0.16)	13.56	34.40%		329,972	0.59%		1.55%
12/31/12	8.87	0.19	1.39	1.58	(0.24)	(0.24)	10.21	17.79%		245,589	0.59%		1.98%
12/31/11	8.92	0.16	(0.05)	0.11	(0.16)	(0.16)	8.87	1.37%		212,076	0.59%		1.79%
12/31/10	8.08	0.15	0.86	1.01	(0.17)	(0.17)	8.92	12.56%		186,639	0.60%		1.86%
Service Class
03/31/16[r]	$13.63	$0.13	$0.50	$0.63	$(0.19)	$(0.19)	$14.07	4.58%	[b]	$10,788	0.78%	[a]	1.86%	[a]
09/30/15[i]	14.88	0.16	(1.36)	(1.20)	(0.05)	(0.05)	13.63	(8.11%	)[b]	14,983	0.78%	[a]	1.49%	[a]
12/31/14	13.57	0.25	1.33	1.58	(0.27)	(0.27)	14.88	11.72%		16,147	0.73%		1.76%
12/31/13	10.22	0.17	3.32	3.49	(0.14)	(0.14)	13.57	34.24%		21,780	0.69%		1.44%
12/31/12	8.87	0.18	1.39	1.57	(0.22)	(0.22)	10.22	17.74%		18,431	0.69%		1.84%
12/31/11	8.92	0.15	(0.05)	0.10	(0.15)	(0.15)	8.87	1.25%		23,925	0.69%		1.69%
12/31/10	8.08	0.15	0.85	1.00	(0.16)	(0.16)	8.92	12.45%		33,138	0.70%		1.78%
Administrative Class
03/31/16[r]	$13.68	$0.13	$0.48	$0.61	$(0.16)	$(0.16)	$14.13	4.44%	[b]	$5,368	0.88%	[a]	1.79%	[a]
09/30/15[i]	14.93	0.15	(1.35)	(1.20)	(0.05)	(0.05)	13.68	(8.08%	)[b]	6,206	0.88%	[a]	1.38%	[a]
12/31/14	13.63	0.24	1.32	1.56	(0.26)	(0.26)	14.93	11.52%		9,579	0.84%		1.69%
12/31/13	10.25	0.16	3.33	3.49	(0.11)	(0.11)	13.63	34.13%		7,905	0.80%		1.33%
12/31/12	8.90	0.17	1.39	1.56	(0.21)	(0.21)	10.25	17.53%		7,642	0.80%		1.74%
12/31/11	8.92	0.14	(0.04)	0.10	(0.12)	(0.12)	8.90	1.17%		9,809	0.80%		1.52%
12/31/10	8.08	0.13	0.86	0.99	(0.15)	(0.15)	8.92	12.35%		40,298	0.81%		1.63%
Class A
03/31/16[r]	$13.58	$0.11	$0.49	$0.60	$(0.13)	$(0.13)	$14.05	4.39%	[b]	$20,262	1.13%	[a]	1.55%	[a]
09/30/15[i]	14.86	0.13	(1.36)	(1.23)	(0.05)	(0.05)	13.58	(8.32%	)[b]	20,926	1.13%	[a]	1.14%	[a]
12/31/14	13.55	0.21	1.31	1.52	(0.21)	(0.21)	14.86	11.27%		23,963	1.10%		1.47%
12/31/13	10.20	0.13	3.31	3.44	(0.09)	(0.09)	13.55	33.78%		24,625	1.09%		1.05%
12/31/12	8.86	0.14	1.39	1.53	(0.19)	(0.19)	10.20	17.23%		24,405	1.09%		1.48%
12/31/11	8.90	0.11	(0.04)	0.07	(0.11)	(0.11)	8.86	0.83%		24,863	1.09%		1.26%
12/31/10	8.06	0.11	0.85	0.96	(0.12)	(0.12)	8.90	11.96%		32,870	1.10%		1.34%
Class R4
03/31/16[r]	$13.57	$0.12	$0.47	$0.59	$(0.16)	$(0.16)	$14.00	4.35%	[b]	$338	1.03%	[a]	1.72%	[a]
09/30/15[i]	14.83	0.14	(1.35)	(1.21)	(0.05)	(0.05)	13.57	(8.20%	)[b]	279	1.03%	[a]	1.26%	[a]
12/31/14[h]	13.86	0.12	1.10	1.22	(0.25)	(0.25)	14.83	8.85%	[b]	109	1.00%	[a]	1.13%	[a]
Class R3
03/31/16[r]	$13.62	$0.12	$0.47	$0.59	$(0.17)	$(0.17)	$14.04	4.30%	[b]	$1,358	1.28%	[a]	1.73%	[a]
09/30/15[i]	14.91	0.12	(1.36)	(1.24)	(0.05)	(0.05)	13.62	(8.36%	)[b]	247	1.28%	[a]	1.06%	[a]
12/31/14	13.61	0.18	1.31	1.49	(0.19)	(0.19)	14.91	11.02%		194	1.28%		1.26%
12/31/13	10.25	0.09	3.33	3.42	(0.06)	(0.06)	13.61	33.35%		166	1.40%		0.73%
12/31/12	8.90	0.11	1.39	1.50	(0.15)	(0.15)	10.25	16.88%		131	1.40%		1.12%
12/31/11	8.94	0.09	(0.04)	0.05	(0.09)	(0.09)	8.90	0.63%		259	1.40%		0.98%
12/31/10	8.08	0.08	0.85	0.93	(0.07)	(0.07)	8.94	11.63%		255	1.41%		0.93%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	22%	29%	49%	44%	38%	36%	130%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$12.46	$0.14	$0.61	$0.75	$(0.23)	$(1.36)	$(1.59)	$11.62	6.18%	[b]	$464,128	0.64%	[a]	N/A		2.44%	[a]
09/30/15[i]	13.97	0.17	(1.28)	(1.11)	-	(0.40)	(0.40)	12.46	(8.06%	)[b]	422,026	0.63%	[a]	N/A		1.65%	[a]
12/31/14	13.60	0.23	1.28	1.51	(0.24)	(0.90)	(1.14)	13.97	11.45%		408,068	0.65%		0.62%		1.65%
12/31/13	11.36	0.24	3.32	3.56	(0.26)	(1.06)	(1.32)	13.60	31.85%		267,342	0.74%		0.59%		1.82%
12/31/12	10.04	0.24	1.44	1.68	(0.36)	-	(0.36)	11.36	16.75%		204,268	0.74%		0.59%		2.21%
12/31/11	10.48	0.20	(0.43)	(0.23)	(0.21)	-	(0.21)	10.04	(2.06%	)	184,034	0.75%		0.60%		2.00%
12/31/10[g]	9.82	0.03	0.63	0.66	-	-	-	10.48	6.72%	[b]	107	0.75%	[a]	0.65%	[a]	1.98%	[a]
Class R5
03/31/16[r]	$12.49	$0.14	$0.61	$0.75	$(0.22)	$(1.36)	$(1.58)	$11.66	6.11%	[b]	$387,493	0.74%	[a]	N/A		2.27%	[a]
09/30/15[i]	14.01	0.16	(1.28)	(1.12)	-	(0.40)	(0.40)	12.49	(8.10%	)[b]	423,631	0.73%	[a]	N/A		1.53%	[a]
12/31/14	13.64	0.22	1.27	1.49	(0.22)	(0.90)	(1.12)	14.01	11.27%		564,826	0.78%		0.74%		1.53%
12/31/13	11.39	0.22	3.32	3.54	(0.23)	(1.06)	(1.29)	13.64	31.57%		541,839	0.94%		0.79%		1.63%
12/31/12	10.07	0.22	1.44	1.66	(0.34)	-	(0.34)	11.39	16.49%		486,471	0.94%		0.79%		2.00%
12/31/11	10.49	0.17	(0.42)	(0.25)	(0.17)	-	(0.17)	10.07	(2.29%	)	407,353	0.94%		0.80%		1.62%
12/31/10	9.35	0.13	1.14	1.27	(0.13)	-	(0.13)	10.49	13.91%		500,716	0.81%		0.80%		1.35%
Service Class
03/31/16[r]	$12.44	$0.13	$0.62	$0.75	$(0.21)	$(1.36)	$(1.57)	$11.62	6.12%	[b]	$149,800	0.84%	[a]	N/A		2.17%	[a]
09/30/15[i]	13.97	0.15	(1.28)	(1.13)	-	(0.40)	(0.40)	12.44	(8.20%	)[b]	158,634	0.83%	[a]	N/A		1.44%	[a]
12/31/14	13.60	0.20	1.28	1.48	(0.21)	(0.90)	(1.11)	13.97	11.22%		208,770	0.86%		0.83%		1.44%
12/31/13	11.36	0.21	3.32	3.53	(0.23)	(1.06)	(1.29)	13.60	31.52%		207,094	0.98%		0.83%		1.58%
12/31/12	10.05	0.22	1.42	1.64	(0.33)	-	(0.33)	11.36	16.35%		158,864	0.98%		0.83%		1.96%
12/31/11	10.46	0.17	(0.41)	(0.24)	(0.17)	-	(0.17)	10.05	(2.20%	)	154,312	0.98%		0.84%		1.60%
12/31/10	9.33	0.12	1.14	1.26	(0.13)	-	(0.13)	10.46	13.81%		133,797	0.85%		0.84%		1.30%
Administrative Class
03/31/16[r]	$12.49	$0.13	$0.61	$0.74	$(0.19)	$(1.36)	$(1.55)	$11.68	6.03%	[b]	$97,746	0.94%	[a]	N/A		2.10%	[a]
09/30/15[i]	14.04	0.14	(1.29)	(1.15)	-	(0.40)	(0.40)	12.49	(8.30%	)[b]	102,932	0.93%	[a]	N/A		1.34%	[a]
12/31/14	13.65	0.19	1.29	1.48	(0.19)	(0.90)	(1.09)	14.04	11.14%		123,885	0.97%		0.94%		1.33%
12/31/13	11.40	0.19	3.33	3.52	(0.21)	(1.06)	(1.27)	13.65	31.35%		141,207	1.13%		0.98%		1.42%
12/31/12	10.09	0.20	1.43	1.63	(0.32)	-	(0.32)	11.40	16.16%		115,576	1.13%		0.98%		1.81%
12/31/11	10.45	0.15	(0.41)	(0.26)	(0.10)	-	(0.10)	10.09	(2.39%	)	100,173	1.13%		0.98%		1.41%
12/31/10	9.31	0.11	1.14	1.25	(0.11)	-	(0.11)	10.45	13.71%		162,055	1.00%		0.99%		1.15%
Class A
03/31/16[r]	$12.35	$0.11	$0.59	$0.70	$(0.15)	$(1.36)	$(1.51)	$11.54	5.80%	[b]	$170,770	1.19%	[a]	N/A		1.86%	[a]
09/30/15[i]	13.90	0.11	(1.26)	(1.15)	-	(0.40)	(0.40)	12.35	(8.39%	)[b]	170,054	1.18%	[a]	N/A		1.08%	[a]
12/31/14	13.53	0.15	1.27	1.42	(0.15)	(0.90)	(1.05)	13.90	10.78%		215,519	1.23%		1.19%		1.08%
12/31/13	11.28	0.15	3.31	3.46	(0.15)	(1.06)	(1.21)	13.53	31.10%		272,524	1.38%		1.23%		1.18%
12/31/12	9.99	0.17	1.41	1.58	(0.29)	-	(0.29)	11.28	15.85%		332,630	1.38%		1.23%		1.56%
12/31/11	10.36	0.12	(0.40)	(0.28)	(0.09)	-	(0.09)	9.99	(2.65%	)	284,989	1.38%		1.24%		1.19%
12/31/10	9.24	0.09	1.13	1.22	(0.10)	-	(0.10)	10.36	13.46%		293,195	1.25%		1.24%		0.91%
Class R4
03/31/16[r]	$12.32	$0.12	$0.60	$0.72	$(0.21)	$(1.36)	$(1.57)	$11.47	5.94%	[b]	$1,837	1.09%	[a]	N/A		1.97%	[a]
09/30/15[i]	13.86	0.12	(1.26)	(1.14)	-	(0.40)	(0.40)	12.32	(8.34%	)[b]	1,846	1.08%	[a]	N/A		1.25%	[a]
12/31/14[h]	13.74	0.12	1.10	1.22	(0.20)	(0.90)	(1.10)	13.86	9.16%	[b]	109	1.07%	[a]	N/A		1.11%	[a]
Class R3
03/31/16[r]	$12.25	$0.10	$0.59	$0.69	$(0.16)	$(1.36)	$(1.52)	$11.42	5.74%	[b]	$1,291	1.34%	[a]	N/A		1.77%	[a]
09/30/15[i]	13.81	0.10	(1.26)	(1.16)	-	(0.40)	(0.40)	12.25	(8.51%	)[b]	896	1.33%	[a]	N/A		0.95%	[a]
12/31/14	13.45	0.12	1.27	1.39	(0.13)	(0.90)	(1.03)	13.81	10.63%		977	1.41%		1.37%		0.88%
12/31/13	11.25	0.11	3.29	3.40	(0.14)	(1.06)	(1.20)	13.45	30.66%		1,245	1.68%		1.53%		0.88%
12/31/12	9.90	0.14	1.40	1.54	(0.19)	-	(0.19)	11.25	15.55%		878	1.68%		1.53%		1.29%
12/31/11	10.25	0.09	(0.40)	(0.31)	(0.04)	-	(0.04)	9.90	(2.95%	)	1,951	1.68%		1.54%		0.89%
12/31/10	9.13	0.06	1.11	1.17	(0.05)	-	(0.05)	10.25	12.97%		2,051	1.55%		1.54%		0.60%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	6%	15%	19%	18%	22%	14%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$7.57	$0.08	$0.24	$0.32	$(0.22)	$(0.90)	$(1.12)	$6.77	4.17%	[b]	$67,489	0.71%	[a]	0.63%	[a]	2.22%	[a]
09/30/15[i]	8.29	0.12	(0.78)	(0.66)	-	(0.06)	(0.06)	7.57	(7.94%	)[b]	59,771	0.67%	[a]	0.63%	[a]	1.96%	[a]
12/31/14[h]	9.64	0.15	0.08	0.23	(0.29)	(1.29)	(1.58)	8.29	3.05%	[b]	148,996	0.64%	[a]	0.63%	[a]	2.09%	[a]
Class R5
03/31/16[r]	$7.58	$0.07	$0.25	$0.32	$(0.21)	$(0.90)	$(1.11)	$6.79	4.16%	[b]	$95,752	0.81%	[a]	0.73%	[a]	2.09%	[a]
09/30/15[i]	8.30	0.12	(0.78)	(0.66)	-	(0.06)	(0.06)	7.58	(7.92%	)[b]	123,464	0.77%	[a]	0.73%	[a]	1.91%	[a]
12/31/14	9.48	0.28	0.11	0.39	(0.28)	(1.29)	(1.57)	8.30	4.73%		172,533	0.75%		0.74%		2.92%
12/31/13	7.82	0.21	2.21	2.42	(0.25)	(0.51)	(0.76)	9.48	31.24%		337,852	0.77%		0.75%		2.33%
12/31/12	10.08	0.18	0.96	1.14	(0.17)	(3.23)	(3.40)	7.82	11.22%		336,198	0.77%		0.77%	[k]	1.67%
12/31/11	10.60	0.10	(0.54)	(0.44)	(0.08)	-	(0.08)	10.08	(4.15%	)	309,422	0.77%		N/A		1.00%
12/31/10	9.50	0.09	1.15	1.24	(0.14)	-	(0.14)	10.60	13.08%		377,131	0.77%		N/A		0.91%
Service Class
03/31/16[r]	$7.59	$0.07	$0.26	$0.33	$(0.21)	$(0.90)	$(1.11)	$6.81	4.20%	[b]	$6,483	0.91%	[a]	0.83%	[a]	2.02%	[a]
09/30/15[i]	8.32	0.11	(0.78)	(0.67)	-	(0.06)	(0.06)	7.59	(8.03%	)[b]	9,543	0.87%	[a]	0.83%	[a]	1.76%	[a]
12/31/14	9.49	0.27	0.11	0.38	(0.26)	(1.29)	(1.55)	8.32	4.59%		13,470	0.85%		0.83%		2.81%
12/31/13	7.83	0.20	2.21	2.41	(0.24)	(0.51)	(0.75)	9.49	31.11%		34,719	0.86%		0.84%		2.23%
12/31/12	10.07	0.15	0.99	1.14	(0.15)	(3.23)	(3.38)	7.83	11.22%		26,190	0.86%		0.86%	[k]	1.38%
12/31/11	10.60	0.10	(0.56)	(0.46)	(0.07)	-	(0.07)	10.07	(4.34%	)	65,751	0.86%		N/A		0.91%
12/31/10	9.50	0.08	1.15	1.23	(0.13)	-	(0.13)	10.60	12.98%		81,805	0.86%		N/A		0.82%
Administrative Class
03/31/16[r]	$7.55	$0.07	$0.24	$0.31	$(0.19)	$(0.90)	$(1.09)	$6.77	4.00%	[b]	$13,319	1.01%	[a]	0.93%	[a]	1.90%	[a]
09/30/15[i]	8.27	0.10	(0.76)	(0.66)	-	(0.06)	(0.06)	7.55	(7.95%	)[b]	15,634	0.97%	[a]	0.93%	[a]	1.70%	[a]
12/31/14	9.46	0.24	0.12	0.36	(0.26)	(1.29)	(1.55)	8.27	4.42%		25,165	0.96%		0.94%		2.48%
12/31/13	7.80	0.19	2.20	2.39	(0.22)	(0.51)	(0.73)	9.46	30.99%		29,046	1.01%		0.99%		2.08%
12/31/12	10.06	0.14	0.97	1.11	(0.14)	(3.23)	(3.37)	7.80	10.93%		41,924	1.01%		1.01%	[k]	1.34%
12/31/11	10.57	0.08	(0.54)	(0.46)	(0.05)	-	(0.05)	10.06	(4.37%	)	48,977	1.01%		N/A		0.77%
12/31/10	9.47	0.06	1.15	1.21	(0.11)	-	(0.11)	10.57	12.81%		78,893	1.01%		N/A		0.65%
Class A
03/31/16[r]	$7.52	$0.06	$0.25	$0.31	$(0.17)	$(0.90)	$(1.07)	$6.76	3.99%	[b]	$29,500	1.26%	[a]	1.18%	[a]	1.65%	[a]
09/30/15[i]	8.26	0.09	(0.77)	(0.68)	-	(0.06)	(0.06)	7.52	(8.21%	)[b]	33,802	1.22%	[a]	1.18%	[a]	1.44%	[a]
12/31/14	9.44	0.21	0.13	0.34	(0.23)	(1.29)	(1.52)	8.26	4.22%		50,363	1.21%		1.19%		2.24%
12/31/13	7.79	0.17	2.18	2.35	(0.19)	(0.51)	(0.70)	9.44	30.53%		65,907	1.26%		1.24%		1.84%
12/31/12	10.03	0.11	0.98	1.09	(0.10)	(3.23)	(3.33)	7.79	10.77%		69,701	1.26%		1.26%	[k]	1.05%
12/31/11	10.54	0.05	(0.55)	(0.50)	(0.01)	-	(0.01)	10.03	(4.70%	)	104,872	1.26%		N/A		0.51%
12/31/10	9.45	0.04	1.14	1.18	(0.09)	-	(0.09)	10.54	12.48%		155,189	1.26%		N/A		0.42%
Class R4
03/31/16[r]	$7.50	$0.06	$0.25	$0.31	$(0.19)	$(0.90)	$(1.09)	$6.72	3.98%	[b]	$84	1.16%	[a]	1.08%	[a]	1.77%	[a]
09/30/15[i]	8.24	0.10	(0.78)	(0.68)	-	(0.06)	(0.06)	7.50	(8.23%	)[b]	94	1.12%	[a]	1.08%	[a]	1.57%	[a]
12/31/14[h]	9.59	0.12	0.08	0.20	(0.26)	(1.29)	(1.55)	8.24	2.71%	[b]	103	1.09%	[a]	1.08%	[a]	1.68%	[a]
Class R3
03/31/16[r]	$7.38	$0.05	$0.24	$0.29	$(0.16)	$(0.90)	$(1.06)	$6.61	3.82%	[b]	$74	1.41%	[a]	1.33%	[a]	1.49%	[a]
09/30/15[i]	8.12	0.08	(0.76)	(0.68)	-	(0.06)	(0.06)	7.38	(8.35%	)[b]	79	1.37%	[a]	1.33%	[a]	1.31%	[a]
12/31/14	9.30	0.19	0.14	0.33	(0.22)	(1.29)	(1.51)	8.12	4.10%		94	1.40%		1.38%		2.06%
12/31/13	7.68	0.14	2.16	2.30	(0.17)	(0.51)	(0.68)	9.30	30.27%		114	1.56%		1.54%		1.54%
12/31/12	9.93	0.07	0.97	1.04	(0.06)	(3.23)	(3.29)	7.68	10.32%		117	1.56%		1.56%	[k]	0.70%
12/31/11	10.44	0.02	(0.53)	(0.51)	-	-	-	9.93	(4.89%	)	434	1.55%		N/A		0.22%
12/31/10	9.36	0.01	1.13	1.14	(0.06)	-	(0.06)	10.44	12.20%		735	1.56%		N/A		0.12%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	2%	6%	50%	34%	107%	10%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$17.50	$0.20	$1.26	$1.46	$(0.36)	$(0.36)	$(0.72)	$18.24	8.40%	[b]	$979,677	0.12%	[a]	N/A		2.20%	[a]
09/30/15[i]	18.54	0.27	(1.26)	(0.99)	-	(0.05)	(0.05)	17.50	(5.35%	)[b]	860,720	0.12%	[a]	N/A		1.93%	[a]
12/31/14	16.99	0.34	1.94	2.28	(0.34)	(0.39)	(0.73)	18.54	13.55%		619,847	0.13%		0.11%		1.90%
12/31/13	13.20	0.32	3.93	4.25	(0.35)	(0.11)	(0.46)	16.99	32.34%		436,004	0.18%		0.08%		2.01%
12/31/12	11.66	0.29	1.57	1.86	(0.32)	-	(0.32)	13.20	15.96%		103,732	0.18%		0.08%		2.23%
12/31/11[g]	11.85	0.01	(0.02)	(0.01)	(0.18)	-	(0.18)	11.66	0.00%	[b,e]	57,185	0.17%	[a]	0.06%	[a]	1.80%	[a]
Class R5
03/31/16[r]	$17.52	$0.19	$1.27	$1.46	$(0.34)	$(0.36)	$(0.70)	$18.28	8.39%	[b]	$823,033	0.22%	[a]	N/A		2.09%	[a]
09/30/15[i]	18.58	0.25	(1.26)	(1.01)	-	(0.05)	(0.05)	17.52	(5.44%	)[b]	872,011	0.22%	[a]	N/A		1.82%	[a]
12/31/14	17.02	0.32	1.95	2.27	(0.32)	(0.39)	(0.71)	18.58	13.46%		1,003,654	0.23%		0.22%		1.79%
12/31/13	13.23	0.29	3.94	4.23	(0.33)	(0.11)	(0.44)	17.02	32.11%		1,003,965	0.25%		0.20%		1.88%
12/31/12	11.69	0.27	1.57	1.84	(0.30)	-	(0.30)	13.23	15.77%		833,287	0.26%		0.21%		2.07%
12/31/11[p]	11.70	0.22	(0.01)	0.21	(0.22)	-	(0.22)	11.69	1.84%		737,960	0.21%		0.21%	[k]	1.85%
12/31/10	10.36	0.20	1.33	1.53	(0.19)	-	(0.19)	11.70	14.93%		693,596	0.21%		N/A		1.84%
Service Class
03/31/16[r]	$17.52	$0.17	$1.27	$1.44	$(0.31)	$(0.36)	$(0.67)	$18.29	8.28%	[b]	$658,158	0.37%	[a]	N/A		1.94%	[a]
09/30/15[i]	18.60	0.23	(1.26)	(1.03)	-	(0.05)	(0.05)	17.52	(5.54%	)[b]	636,417	0.37%	[a]	N/A		1.66%	[a]
12/31/14	17.05	0.29	1.94	2.23	(0.29)	(0.39)	(0.68)	18.60	13.21%		736,040	0.39%		0.38%		1.63%
12/31/13	13.25	0.25	3.95	4.20	(0.29)	(0.11)	(0.40)	17.05	31.86%		609,354	0.47%		0.42%		1.66%
12/31/12	11.71	0.24	1.58	1.82	(0.28)	-	(0.28)	13.25	15.51%		516,727	0.47%		0.42%		1.86%
12/31/11	11.71	0.19	(0.00)[d]	0.19	(0.19)	-	(0.19)	11.71	1.69%		437,378	0.42%		0.42%	[k]	1.62%
12/31/10	10.38	0.17	1.33	1.50	(0.17)	-	(0.17)	11.71	14.57%		470,762	0.43%		N/A		1.62%
Administrative Class
03/31/16[r]	$17.30	$0.16	$1.26	$1.42	$(0.29)	$(0.36)	$(0.65)	$18.07	8.25%	[b]	$498,996	0.47%	[a]	N/A		1.84%	[a]
09/30/15[i]	18.39	0.22	(1.26)	(1.04)	-	(0.05)	(0.05)	17.30	(5.66%	)[b]	493,479	0.47%	[a]	N/A		1.57%	[a]
12/31/14	16.86	0.27	1.93	2.20	(0.28)	(0.39)	(0.67)	18.39	13.18%		557,940	0.48%		0.47%		1.54%
12/31/13	13.11	0.25	3.90	4.15	(0.29)	(0.11)	(0.40)	16.86	31.81%		335,898	0.50%		0.45%		1.63%
12/31/12	11.58	0.23	1.57	1.80	(0.27)	-	(0.27)	13.11	15.56%		269,106	0.50%		0.45%		1.82%
12/31/11	11.59	0.19	(0.02)	0.17	(0.18)	-	(0.18)	11.58	1.55%		251,190	0.45%		0.45%	[k]	1.58%
12/31/10	10.27	0.17	1.31	1.48	(0.16)	-	(0.16)	11.59	14.56%		298,754	0.46%		N/A		1.58%
Class A
03/31/16[r]	$17.12	$0.14	$1.25	$1.39	$(0.30)	$(0.36)	$(0.66)	$17.85	8.14%	[b]	$20,578	0.72%	[a]	N/A		1.61%	[a]
09/30/15[i]	18.23	0.18	(1.24)	(1.06)	-	(0.05)	(0.05)	17.12	(5.82%	)[b]	11,784	0.72%	[a]	N/A		1.33%	[a]
12/31/14[h]	17.01	0.19	1.68	1.87	(0.26)	(0.39)	(0.65)	18.23	11.10%	[b]	3,314	0.72%	[a]	N/A		1.43%	[a]
Class R4
03/31/16[r]	$17.16	$0.15	$1.24	$1.39	$(0.27)	$(0.36)	$(0.63)	$17.92	8.15%	[b]	$590,861	0.62%	[a]	N/A		1.69%	[a]
09/30/15[i]	18.25	0.19	(1.23)	(1.04)	-	(0.05)	(0.05)	17.16	(5.70%	)[b]	534,856	0.62%	[a]	N/A		1.41%	[a]
12/31/14	16.74	0.24	1.90	2.14	(0.24)	(0.39)	(0.63)	18.25	12.92%		547,665	0.66%		0.63%		1.37%
12/31/13	13.02	0.22	3.87	4.09	(0.26)	(0.11)	(0.37)	16.74	31.57%		535,280	0.84%		0.65%		1.43%
12/31/12	11.51	0.21	1.55	1.76	(0.25)	-	(0.25)	13.02	15.28%		388,374	0.90%		0.65%		1.63%
12/31/11	11.52	0.16	(0.00)[d]	0.16	(0.17)	-	(0.17)	11.51	1.42%		336,032	0.85%		0.65%		1.40%
12/31/10	10.22	0.15	1.30	1.45	(0.15)	-	(0.15)	11.52	14.29%		302,470	0.86%		0.66%		1.39%
Class R3
03/31/16[r]	$16.95	$0.13	$1.23	$1.36	$(0.30)	$(0.36)	$(0.66)	$17.65	8.06%	[b]	$63,060	0.87%	[a]	N/A		1.49%	[a]
09/30/15[i]	18.06	0.16	(1.22)	(1.06)	-	(0.05)	(0.05)	16.95	(5.88%	)[b]	24,643	0.87%	[a]	N/A		1.21%	[a]
12/31/14	16.58	0.19	1.90	2.09	(0.22)	(0.39)	(0.61)	18.06	12.68%		3,736	0.92%		0.89%		1.12%
12/31/13	12.90	0.17	3.83	4.00	(0.21)	(0.11)	(0.32)	16.58	31.14%		4,940	1.14%		0.95%		1.13%
12/31/12	11.41	0.17	1.53	1.70	(0.21)	-	(0.21)	12.90	14.91%		3,869	1.20%		0.95%		1.33%
12/31/11	11.42	0.13	(0.01)	0.12	(0.13)	-	(0.13)	11.41	1.13%		3,385	1.15%		0.95%		1.10%
12/31/10	10.13	0.11	1.29	1.40	(0.11)	-	(0.11)	11.42	13.94%		2,982	1.16%		0.96%		1.09%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	2%	2%	5%	10%	3%	2%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Class Z shares were renamed Class I shares on September 30, 2011. Class I shares were renamed Class R5 shares on April 1, 2014.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$19.31	$0.13	$0.89	$1.02	$(0.36)	$(2.93)	$(3.29)	$17.04	5.17%	[b]	$237,980	0.73%	[a]	N/A		1.50%	[a]
09/30/15[i]	22.69	0.28	(3.41)	(3.13)	-	(0.25)	(0.25)	19.31	(13.85%	)[b]	216,254	0.73%	[a]	N/A		1.70%	[a]
12/31/14	23.34	0.46	2.34	2.80	(0.47)	(2.98)	(3.45)	22.69	12.54%		222,925	0.74%		0.71%		1.94%
12/31/13	18.86	0.14	6.99	7.13	(0.14)	(2.51)	(2.65)	23.34	38.45%		167,586	0.78%		0.68%		0.63%
12/31/12	16.98	0.20	3.38	3.58	(0.19)	(1.51)	(1.70)	18.86	21.28%		121,833	0.78%		0.68%		1.04%
12/31/11	17.64	0.17	(0.22)	(0.05)	(0.29)	(0.32)	(0.61)	16.98	(0.12%	)	86,517	0.79%		0.69%		1.01%
12/31/10[g]	16.92	0.02	0.70	0.72	-	-	-	17.64	4.26%	[b]	104	0.79%	[a]	0.69%	[a]	0.77%	[a]
Class R5
03/31/16[r]	$19.34	$0.12	$0.90	$1.02	$(0.34)	$(2.93)	$(3.27)	$17.09	5.14%	[b]	$219,266	0.83%	[a]	N/A		1.38%	[a]
09/30/15[i]	22.74	0.27	(3.42)	(3.15)	-	(0.25)	(0.25)	19.34	(13.91%	)[b]	240,748	0.83%	[a]	N/A		1.62%	[a]
12/31/14	23.38	0.45	2.33	2.78	(0.44)	(2.98)	(3.42)	22.74	12.44%		336,501	0.84%		0.82%		1.89%
12/31/13	18.89	0.11	7.00	7.11	(0.11)	(2.51)	(2.62)	23.38	38.28%		316,010	0.90%		0.80%		0.51%
12/31/12	17.00	0.17	3.39	3.56	(0.16)	(1.51)	(1.67)	18.89	21.17%		266,390	0.90%		0.80%		0.88%
12/31/11	17.63	0.13	(0.20)	(0.07)	(0.24)	(0.32)	(0.56)	17.00	(0.23%	)	233,071	0.90%		0.80%		0.73%
12/31/10	14.59	0.10	3.05	3.15	(0.11)	-	(0.11)	17.63	21.81%		307,649	0.82%		0.80%		0.62%
Service Class
03/31/16[r]	$19.11	$0.11	$0.88	$0.99	$(0.31)	$(2.93)	$(3.24)	$16.86	5.14%	[b]	$76,517	0.93%	[a]	N/A		1.29%	[a]
09/30/15[i]	22.49	0.25	(3.38)	(3.13)	-	(0.25)	(0.25)	19.11	(14.02%	)[b]	76,245	0.93%	[a]	N/A		1.50%	[a]
12/31/14	23.16	0.44	2.29	2.73	(0.42)	(2.98)	(3.40)	22.49	12.33%		98,642	0.94%		0.92%		1.87%
12/31/13	18.74	0.09	6.94	7.03	(0.10)	(2.51)	(2.61)	23.16	38.13%		98,784	1.00%		0.90%		0.42%
12/31/12	16.88	0.14	3.38	3.52	(0.15)	(1.51)	(1.66)	18.74	21.03%		59,000	1.00%		0.90%		0.77%
12/31/11	17.49	0.11	(0.20)	(0.09)	(0.20)	(0.32)	(0.52)	16.88	(0.35%	)	60,921	1.00%		0.90%		0.63%
12/31/10	14.47	0.08	3.04	3.12	(0.10)	-	(0.10)	17.49	21.73%		70,955	0.92%		0.90%		0.52%
Administrative Class
03/31/16[r]	$18.94	$0.10	$0.87	$0.97	$(0.29)	$(2.93)	$(3.22)	$16.69	5.01%	[b]	$97,112	1.03%	[a]	N/A		1.19%	[a]
09/30/15[i]	22.31	0.23	(3.35)	(3.12)	-	(0.25)	(0.25)	18.94	(14.04%	)[b]	97,736	1.03%	[a]	N/A		1.42%	[a]
12/31/14	23.00	0.38	2.30	2.68	(0.39)	(2.98)	(3.37)	22.31	12.20%		111,776	1.05%		1.03%		1.63%
12/31/13	18.62	0.06	6.90	6.96	(0.07)	(2.51)	(2.58)	23.00	37.97%		105,331	1.15%		1.05%		0.26%
12/31/12	16.79	0.12	3.34	3.46	(0.12)	(1.51)	(1.63)	18.62	20.82%		73,933	1.15%		1.05%		0.64%
12/31/11	17.32	0.08	(0.18)	(0.10)	(0.11)	(0.32)	(0.43)	16.79	(0.48%	)	60,937	1.15%		1.05%		0.46%
12/31/10	14.33	0.05	3.01	3.06	(0.07)	-	(0.07)	17.32	21.54%		91,044	1.07%		1.05%		0.36%
Class A
03/31/16[r]	$18.38	$0.08	$0.84	$0.92	$(0.24)	$(2.93)	$(3.17)	$16.13	4.87%	[b]	$173,346	1.28%	[a]	N/A		0.94%	[a]
09/30/15[i]	21.69	0.18	(3.24)	(3.06)	-	(0.25)	(0.25)	18.38	(14.16%	)[b]	181,803	1.28%	[a]	N/A		1.16%	[a]
12/31/14	22.46	0.33	2.21	2.54	(0.33)	(2.98)	(3.31)	21.69	11.86%		227,294	1.30%		1.28%		1.45%
12/31/13	18.23	0.00 [d]	6.75	6.75	(0.01)	(2.51)	(2.52)	22.46	37.66%		218,492	1.40%		1.30%		0.01%
12/31/12	16.46	0.07	3.28	3.35	(0.07)	(1.51)	(1.58)	18.23	20.55%		160,758	1.40%		1.30%		0.37%
12/31/11	16.99	0.04	(0.19)	(0.15)	(0.06)	(0.32)	(0.38)	16.46	(0.79%	)	142,551	1.40%		1.30%		0.23%
12/31/10	14.06	0.02	2.96	2.98	(0.05)	-	(0.05)	16.99	21.29%		170,895	1.32%		1.30%		0.12%
Class R4
03/31/16[r]	$18.35	$0.10	$0.84	$0.94	$(0.32)	$(2.93)	$(3.25)	$16.04	4.99%	[b]	$3,604	1.18%	[a]	N/A		1.15%	[a]
09/30/15[i]	21.65	0.24	(3.29)	(3.05)	-	(0.25)	(0.25)	18.35	(14.14%	)[b]	1,683	1.18%	[a]	N/A		1.52%	[a]
12/31/14[h]	22.25	0.10	2.67	2.77	(0.39)	(2.98)	(3.37)	21.65	13.01%	[b]	113	1.17%	[a]	N/A		0.55%	[a]
Class R3
03/31/16[r]	$17.72	$0.07	$0.82	$0.89	$(0.29)	$(2.93)	$(3.22)	$15.39	4.86%	[b]	$3,233	1.43%	[a]	N/A		0.83%	[a]
09/30/15[i]	20.95	0.14	(3.12)	(2.98)	-	(0.25)	(0.25)	17.72	(14.28%	)[b]	2,317	1.44%	[a]	N/A		0.94%	[a]
12/31/14	21.80	0.29	2.13	2.42	(0.29)	(2.98)	(3.27)	20.95	11.67%		721	1.49%		1.47%		1.31%
12/31/13	17.80	(0.06)	6.57	6.51	-	(2.51)	(2.51)	21.80	37.19%		731	1.70%		1.60%		(0.28%	)
12/31/12	16.10	(0.01)	3.22	3.21	-	(1.51)	(1.51)	17.80	20.13%		477	1.70%		1.60%		(0.06%	)
12/31/11	16.60	(0.02)	(0.16)	(0.18)	-	(0.32)	(0.32)	16.10	(1.02%	)	1,425	1.70%		1.60%		(0.09%	)
12/31/10	13.73	(0.03)	2.90	2.87	-	-	-	16.60	20.90%		1,882	1.62%		1.60%		(0.19%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	17%	39%	35%	27%	30%	32%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$8.02	$0.03	$0.59	$0.62	$(0.08)	$(0.86)	$(0.94)	$7.70	7.68%	[b]	$77,979	0.83%	[a]	0.70%	[a]	0.79%	[a]
09/30/15[i]	8.18	0.05	(0.18)	(0.13)	-	(0.03)	(0.03)	8.02	(1.60%	)[b]	75,265	0.81%	[a]	0.70%	[a]	0.80%	[a]
12/31/14[h]	8.42	0.07	0.78	0.85	(0.09)	(1.00)	(1.09)	8.18	10.42%	[b]	86,370	0.75%	[a]	0.70%	[a]	1.03%	[a]
Class R5
03/31/16[r]	$8.03	$0.03	$0.58	$0.61	$(0.07)	$(0.86)	$(0.93)	$7.71	7.55%	[b]	$20,426	0.93%	[a]	0.80%	[a]	0.69%	[a]
09/30/15[i]	8.20	0.04	(0.18)	(0.14)	-	(0.03)	(0.03)	8.03	(1.71%	)[b]	20,054	0.91%	[a]	0.80%	[a]	0.71%	[a]
12/31/14	8.35	0.06	0.86	0.92	(0.07)	(1.00)	(1.07)	8.20	11.38%		21,110	0.87%		0.80%		0.75%
12/31/13	6.62	0.06	2.05	2.11	(0.07)	(0.31)	(0.38)	8.35	32.24%		86,288	0.90%		0.81%		0.79%
12/31/12	5.89	0.07	0.71	0.78	(0.05)	(0.00)[d]	(0.05)	6.62	13.26%		73,897	0.91%		0.83%		1.02%
12/31/11	5.72	0.02	0.16	0.18	(0.01)	-	(0.01)	5.89	3.13%		20,468	0.64%		N/A		0.31%
12/31/10	4.75	0.01	0.96	0.97	-	-	-	5.72	20.42%		21,169	0.65%		N/A		0.25%
Service Class
03/31/16[r]	$7.91	$0.02	$0.57	$0.59	$(0.06)	$(0.86)	$(0.92)	$7.58	7.44%	[b]	$6,318	1.03%	[a]	0.90%	[a]	0.60%	[a]
09/30/15[i]	8.07	0.04	(0.17)	(0.13)	-	(0.03)	(0.03)	7.91	(1.62%	)[b]	5,627	1.01%	[a]	0.90%	[a]	0.62%	[a]
12/31/14	8.25	0.06	0.83	0.89	(0.07)	(1.00)	(1.07)	8.07	11.13%		6,829	0.94%		0.90%		0.76%
12/31/13	6.54	0.05	2.04	2.09	(0.07)	(0.31)	(0.38)	8.25	32.23%		6,015	0.94%		0.91%		0.68%
12/31/12	5.82	0.05	0.71	0.76	(0.04)	(0.00)[d]	(0.04)	6.54	13.09%		3,948	0.97%		0.94%		0.73%
12/31/11	5.66	0.01	0.15	0.16	(0.00)[d]	-	(0.00)[d]	5.82	2.89%		1,859	0.74%		N/A		0.21%
12/31/10	4.70	0.01	0.95	0.96	-	-	-	5.66	20.43%		1,633	0.75%		N/A		0.13%
Administrative Class
03/31/16[r]	$7.77	$0.02	$0.56	$0.58	$(0.06)	$(0.86)	$(0.92)	$7.43	7.35%	[b]	$10,765	1.13%	[a]	1.00%	[a]	0.50%	[a]
09/30/15[i]	7.93	0.03	(0.16)	(0.13)	-	(0.03)	(0.03)	7.77	(1.65%	)[b]	10,157	1.11%	[a]	1.00%	[a]	0.50%	[a]
12/31/14	8.13	0.05	0.81	0.86	(0.06)	(1.00)	(1.06)	7.93	10.93%		9,696	1.06%		1.01%		0.64%
12/31/13	6.45	0.04	2.00	2.04	(0.05)	(0.31)	(0.36)	8.13	32.00%		10,925	1.09%		1.06%		0.55%
12/31/12	5.74	0.04	0.70	0.74	(0.03)	(0.00)[d]	(0.03)	6.45	12.97%		10,370	1.12%		1.09%		0.61%
12/31/11	5.58	0.00 [d]	0.16	0.16	-	-	-	5.74	2.87%		6,929	0.89%		N/A		0.06%
12/31/10	4.65	0.00 [d]	0.93	0.93	-	-	-	5.58	20.00%		6,658	0.90%		N/A		0.01%
Class A
03/31/16[r]	$7.50	$0.01	$0.54	$0.55	$(0.03)	$(0.86)	$(0.89)	$7.16	7.26%	[b]	$17,689	1.38%	[a]	1.25%	[a]	0.25%	[a]
09/30/15[i]	7.68	0.02	(0.17)	(0.15)	-	(0.03)	(0.03)	7.50	(1.96%	)[b]	17,774	1.36%	[a]	1.25%	[a]	0.26%	[a]
12/31/14	7.89	0.03	0.80	0.83	(0.04)	(1.00)	(1.04)	7.68	10.86%		24,193	1.31%		1.26%		0.38%
12/31/13	6.28	0.02	1.94	1.96	(0.04)	(0.31)	(0.35)	7.89	31.53%		23,867	1.34%		1.31%		0.29%
12/31/12	5.58	0.02	0.69	0.71	(0.01)	(0.00)[d]	(0.01)	6.28	12.79%		16,843	1.37%		1.35%		0.29%
12/31/11	5.44	(0.01)	0.15	0.14	-	-	-	5.58	2.57%		15,768	1.14%		N/A		(0.19%	)
12/31/10	4.54	(0.01)	0.91	0.90	-	-	-	5.44	19.82%		19,690	1.15%		N/A		(0.24%	)
Class R4
03/31/16[r]	$7.49	$0.01	$0.54	$0.55	$(0.06)	$(0.86)	$(0.92)	$7.12	7.27%	[b]	$571	1.28%	[a]	1.15%	[a]	0.30%	[a]
09/30/15[i]	7.66	0.02	(0.16)	(0.14)	-	(0.03)	(0.03)	7.49	(1.84%	)[b]	193	1.26%	[a]	1.15%	[a]	0.32%	[a]
12/31/14[h]	7.95	0.04	0.73	0.77	(0.06)	(1.00)	(1.06)	7.66	10.03%	[b]	110	1.20%	[a]	1.15%	[a]	0.59%	[a]
Class R3
03/31/16[r]	$7.19	$0.01	$0.52	$0.53	$(0.06)	$(0.86)	$(0.92)	$6.80	7.36%	[b]	$1,012	1.53%	[a]	1.40%	[a]	0.17%	[a]
09/30/15[i]	7.38	(0.00)[d]	(0.16)	(0.16)	-	(0.03)	(0.03)	7.19	(2.18%	)[b]	100	1.51%	[a]	1.40%	[a]	(0.06%	)[a]
12/31/14	7.64	0.02	0.76	0.78	(0.04)	(1.00)	(1.04)	7.38	10.51%		3	1.49%		1.44%		0.24%
12/31/13	6.07	0.00 [d]	1.88	1.88	(0.00)[d]	(0.31)	(0.31)	7.64	31.26%		168	1.64%		1.61%		0.02%
12/31/12	5.41	(0.00)[d]	0.66	0.66	-	(0.00)[d]	(0.00)[d]	6.07	12.27%		248	1.68%		1.66%		(0.02%	)
12/31/11	5.28	(0.03)	0.16	0.13	-	-	-	5.41	2.46%		337	1.44%		N/A		(0.50%	)
12/31/10	4.43	(0.03)	0.88	0.85	-	-	-	5.28	19.19%		336	1.45%		N/A		(0.55%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	25%	37%	59%	62%	109%	49%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$17.24	$0.03	$1.03	$1.06	$(0.10)	$(2.86)	$(2.96)	$15.34	5.49%	[b]	$416,052	0.66%	[a]	N/A		0.33%	[a]
09/30/15[i]	17.24	0.03	0.13	0.16	-	(0.16)	(0.16)	17.24	0.87%	[b]	317,029	0.67%	[a]	N/A		0.24%	[a]
12/31/14[h]	16.75	0.01	1.73	1.74	-	(1.25)	(1.25)	17.24	10.55%	[b]	268,755	0.66%	[a]	N/A		0.05%	[a]
Class R5
03/31/16[r]	$17.22	$0.02	$1.03	$1.05	$(0.08)	$(2.86)	$(2.94)	$15.33	5.44%	[b]	$409,560	0.76%	[a]	N/A		0.22%	[a]
09/30/15[i]	17.23	0.02	0.13	0.15	-	(0.16)	(0.16)	17.22	0.81%	[b]	491,897	0.77%	[a]	N/A		0.14%	[a]
12/31/14	16.94	(0.01)	1.55	1.54	-	(1.25)	(1.25)	17.23	9.25%		560,395	0.76%		0.76%	[n]	(0.05%	)
12/31/13	12.77	0.00 [d]	5.24	5.24	(0.00)[d]	(1.07)	(1.07)	16.94	41.38%		526,553	0.78%		0.76%		0.02%
12/31/12	10.81	0.04	1.95	1.99	(0.03)	-	(0.03)	12.77	18.43%		406,245	0.82%		0.76%		0.34%
12/31/11	10.65	0.02	0.14	0.16	(0.00)[d]	-	(0.00)[d]	10.81	1.50%		270,651	0.84%		0.76%		0.17%
12/31/10	9.14	0.01	1.51	1.52	(0.01)	-	(0.01)	10.65	16.64%		163,662	0.84%		0.76%		0.08%
Service Class
03/31/16[r]	$17.09	$0.01	$1.03	$1.04	$(0.07)	$(2.86)	$(2.93)	$15.20	5.42%	[b]	$232,110	0.86%	[a]	N/A		0.13%	[a]
09/30/15[i]	17.12	0.01	0.12	0.13	-	(0.16)	(0.16)	17.09	0.70%	[b]	197,891	0.87%	[a]	N/A		0.04%	[a]
12/31/14	16.85	(0.02)	1.54	1.52	-	(1.25)	(1.25)	17.12	9.18%		158,076	0.85%		0.85%	[n]	(0.14%	)
12/31/13	12.71	(0.01)	5.22	5.21	(0.00)[d]	(1.07)	(1.07)	16.85	41.34%		188,792	0.87%		0.82%		(0.04%	)
12/31/12	10.77	0.03	1.93	1.96	(0.02)	-	(0.02)	12.71	18.23%		128,562	0.95%		0.82%		0.26%
12/31/11	10.61	0.01	0.15	0.16	-	-	-	10.77	1.51%		87,359	0.97%		0.82%		0.13%
12/31/10	9.12	0.00 [d]	1.50	1.50	(0.01)	-	(0.01)	10.61	16.45%		42,443	0.97%		0.82%		0.01%
Administrative Class
03/31/16[r]	$16.90	$0.00 [d]	$1.02	$1.02	$(0.04)	$(2.86)	$(2.90)	$15.02	5.39%	[b]	$240,093	0.96%	[a]	N/A		0.03%	[a]
09/30/15[i]	16.94	(0.01)	0.13	0.12	-	(0.16)	(0.16)	16.90	0.64%	[b]	226,193	0.97%	[a]	N/A		(0.05%	)[a]
12/31/14	16.71	(0.04)	1.52	1.48	-	(1.25)	(1.25)	16.94	9.01%		262,694	0.96%		0.96%	[n]	(0.26%	)
12/31/13	12.64	(0.03)	5.17	5.14	(0.00)[d]	(1.07)	(1.07)	16.71	41.01%		242,816	1.02%		0.98%		(0.22%	)
12/31/12	10.71	0.01	1.93	1.94	(0.01)	-	(0.01)	12.64	18.07%		319,306	1.07%		0.98%		0.10%
12/31/11	10.57	(0.01)	0.15	0.14	-	-	-	10.71	1.42%		243,741	1.09%		0.98%		(0.09%	)
12/31/10	9.08	(0.01)	1.50	1.49	-	-	-	10.57	16.30%		257,545	1.09%		0.98%		(0.15%	)
Class A
03/31/16[r]	$16.35	$(0.02)	$0.99	$0.97	$(0.01)	$(2.86)	$(2.87)	$14.45	5.20%	[b]	$159,152	1.21%	[a]	N/A		(0.22%	)[a]
09/30/15[i]	16.42	(0.04)	0.13	0.09	-	(0.16)	(0.16)	16.35	0.48%	[b]	150,749	1.22%	[a]	N/A		(0.30%	)[a]
12/31/14	16.27	(0.08)	1.48	1.40	-	(1.25)	(1.25)	16.42	8.77%		157,200	1.21%		1.20%		(0.50%	)
12/31/13	12.35	(0.06)	5.05	4.99	(0.00)[d]	(1.07)	(1.07)	16.27	40.76%		182,452	1.26%		1.19%		(0.41%	)
12/31/12	10.48	(0.01)	1.88	1.87	-	-	-	12.35	17.84%		140,294	1.32%		1.19%		(0.08%	)
12/31/11	10.36	(0.03)	0.15	0.12	-	-	-	10.48	1.16%		75,919	1.34%		1.19%		(0.29%	)
12/31/10	8.93	(0.03)	1.46	1.43	-	-	-	10.36	16.01%		66,401	1.34%		1.19%		(0.36%	)
Class R4
03/31/16[r]	$16.38	$(0.01)	$0.99	$0.98	$(0.05)	$(2.86)	$(2.91)	$14.45	5.27%	[b]	$30,559	1.11%	[a]	N/A		(0.10%	)[a]
09/30/15[i]	16.44	(0.03)	0.13	0.10	-	(0.16)	(0.16)	16.38	0.54%	[b]	19,816	1.12%	[a]	N/A		(0.23%	)[a]
12/31/14[h]	16.08	(0.06)	1.67	1.61	-	(1.25)	(1.25)	16.44	10.18%	[b]	776	1.11%	[a]	N/A		(0.44%	)[a]
Class R3
03/31/16[r]	$15.65	$(0.02)	$0.94	$0.92	$(0.05)	$(2.86)	$(2.91)	$13.66	5.15%	[b]	$12,018	1.36%	[a]	N/A		(0.33%	)[a]
09/30/15[i]	15.75	(0.06)	0.12	0.06	-	(0.16)	(0.16)	15.65	0.38%	[b]	3,937	1.37%	[a]	N/A		(0.47%	)[a]
12/31/14	15.68	(0.11)	1.43	1.32	-	(1.25)	(1.25)	15.75	8.52%		900	1.39%		1.39%	[n]	(0.70%	)
12/31/13	11.97	(0.10)	4.88	4.78	(0.00)[d]	(1.07)	(1.07)	15.68	40.30%		967	1.55%		1.51%		(0.73%	)
12/31/12	10.18	(0.04)	1.83	1.79	-	-	-	11.97	17.58%		727	1.62%		1.51%		(0.35%	)
12/31/11	10.11	(0.08)	0.15	0.07	-	-	-	10.18	0.69%		78	1.64%		1.51%		(0.72%	)
12/31/10	8.74	(0.06)	1.43	1.37	-	-	-	10.11	15.68%		344	1.64%		1.51%		(0.69%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	15%	48%	34%	33%	20%	38%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.98	$0.01	$0.22	$0.23	$-	$(1.22)	$(1.22)	$9.99	1.21%	[b]	$346,261	0.74%	[a]	N/A		0.16%	[a]
09/30/15[i]	11.90	0.00 [d]	(0.64)	(0.64)	-	(0.28)	(0.28)	10.98	(5.48%	)[b]	352,117	0.74%	[a]	N/A		0.05%	[a]
12/31/14	11.43	0.01	1.20	1.21	-	(0.74)	(0.74)	11.90	10.75%		312,757	0.75%		0.72%		0.10%
12/31/13	8.89	0.00 [d]	3.38	3.38	(0.01)	(0.83)	(0.84)	11.43	38.50%		141,922	0.84%		0.69%		0.02%
12/31/12	7.40	0.07	1.42	1.49	-	-	-	8.89	20.14%		76,857	0.85%		0.70%		0.86%
12/31/11[g]	7.45	(0.00)[d]	(0.05)	(0.05)	-	-	-	7.40	(0.67%	)[b]	99	0.79%	[a]	0.64%	[a]	(0.33%	)[a]
Class R5
03/31/16[r]	$10.92	$0.00 [d]	$0.23	$0.23	$-	$(1.22)	$(1.22)	$9.93	1.22%	[b]	$204,904	0.84%	[a]	N/A		0.05%	[a]
09/30/15[i]	11.85	(0.00)[d]	(0.65)	(0.65)	-	(0.28)	(0.28)	10.92	(5.58%	)[b]	220,721	0.84%	[a]	N/A		(0.03%	)[a]
12/31/14	11.39	0.00 [d]	1.20	1.20	-	(0.74)	(0.74)	11.85	10.70%		272,981	0.87%		0.83%		0.04%
12/31/13	8.87	(0.01)	3.36	3.35	-	(0.83)	(0.83)	11.39	38.28%		340,443	0.99%		0.84%		(0.13%	)
12/31/12	7.40	0.01	1.46	1.47	-	-	-	8.87	19.86%		268,035	1.00%		0.85%		0.06%
12/31/11	7.06	(0.01)	0.35	0.34	-	-	-	7.40	4.82%		233,080	0.87%		0.86%		(0.18%	)
12/31/10	5.87	(0.00)[d]	1.19	1.19	-	-	-	7.06	20.27%		210,972	0.87%		N/A		(0.06%	)
Service Class
03/31/16[r]	$10.72	$(0.00)[d]	$0.22	$0.22	$-	$(1.22)	$(1.22)	$9.72	1.15%	[b]	$158,693	0.94%	[a]	N/A		(0.06%	)[a]
09/30/15[i]	11.64	(0.01)	(0.63)	(0.64)	-	(0.28)	(0.28)	10.72	(5.60%	)[b]	149,543	0.94%	[a]	N/A		(0.15%	)[a]
12/31/14	11.22	(0.01)	1.17	1.16	-	(0.74)	(0.74)	11.64	10.51%		158,891	0.96%		0.93%		(0.08%	)
12/31/13	8.76	(0.02)	3.31	3.29	-	(0.83)	(0.83)	11.22	38.07%		85,741	1.09%		0.94%		(0.23%	)
12/31/12	7.31	0.00 [d]	1.45	1.45	-	-	-	8.76	19.84%		45,380	1.10%		0.95%		0.03%
12/31/11	6.98	(0.02)	0.35	0.33	-	-	-	7.31	4.73%		29,740	0.97%		0.96%		(0.29%	)
12/31/10	5.81	(0.01)	1.18	1.17	-	-	-	6.98	20.14%		22,037	0.97%		N/A		(0.19%	)
Administrative Class
03/31/16[r]	$10.46	$(0.01)	$0.22	$0.21	$-	$(1.22)	$(1.22)	$9.45	1.08%	[b]	$98,697	1.04%	[a]	N/A		(0.15%	)[a]
09/30/15[i]	11.37	(0.02)	(0.61)	(0.63)	-	(0.28)	(0.28)	10.46	(5.64%	)[b]	107,017	1.04%	[a]	N/A		(0.26%	)[a]
12/31/14	10.98	(0.02)	1.15	1.13	-	(0.74)	(0.74)	11.37	10.46%		146,975	1.07%		1.04%		(0.19%	)
12/31/13	8.60	(0.04)	3.25	3.21	-	(0.83)	(0.83)	10.98	37.85%		110,471	1.24%		1.09%		(0.39%	)
12/31/12	7.19	(0.01)	1.42	1.41	-	-	-	8.60	19.61%		85,363	1.25%		1.10%		(0.10%	)
12/31/11	6.87	(0.03)	0.35	0.32	-	-	-	7.19	4.66%		27,467	1.11%		1.11%	[k]	(0.36%	)
12/31/10	5.73	(0.02)	1.16	1.14	-	-	-	6.87	19.90%		54,658	1.12%		N/A		(0.35%	)
Class A
03/31/16[r]	$9.97	$(0.02)	$0.21	$0.19	$-	$(1.22)	$(1.22)	$8.94	0.91%	[b]	$120,811	1.29%	[a]	N/A		(0.40%	)[a]
09/30/15[i]	10.88	(0.04)	(0.59)	(0.63)	-	(0.28)	(0.28)	9.97	(5.90%	)[b]	140,896	1.29%	[a]	N/A		(0.49%	)[a]
12/31/14	10.56	(0.05)	1.11	1.06	-	(0.74)	(0.74)	10.88	10.21%		178,641	1.33%		1.29%		(0.44%	)
12/31/13	8.32	(0.06)	3.13	3.07	-	(0.83)	(0.83)	10.56	37.43%		168,430	1.49%		1.34%		(0.63%	)
12/31/12	6.97	(0.03)	1.38	1.35	-	-	-	8.32	19.37%		102,385	1.50%		1.35%		(0.35%	)
12/31/11	6.68	(0.05)	0.34	0.29	-	-	-	6.97	4.34%		51,191	1.37%		1.36%		(0.68%	)
12/31/10	5.58	(0.03)	1.13	1.10	-	-	-	6.68	19.50%		53,610	1.37%		N/A		(0.60%	)
Class R4
03/31/16[r]	$9.99	$(0.02)	$0.22	$0.20	$-	$(1.22)	$(1.22)	$8.97	1.02%	[b]	$7,117	1.19%	[a]	N/A		(0.34%	)[a]
09/30/15[i]	10.88	(0.04)	(0.57)	(0.61)	-	(0.28)	(0.28)	9.99	(5.71%	)[b]	2,794	1.19%	[a]	N/A		(0.46%	)[a]
12/31/14[h]	10.57	(0.03)	1.08	1.05	-	(0.74)	(0.74)	10.88	10.11%	[b]	110	1.18%	[a]	N/A		(0.40%	)[a]
Class R3
03/31/16[r]	$9.46	$(0.03)	$0.21	$0.18	$-	$(1.22)	$(1.22)	$8.42	0.86%	[b]	$822	1.44%	[a]	N/A		(0.56%	)[a]
09/30/15[i]	10.34	(0.05)	(0.55)	(0.60)	-	(0.28)	(0.28)	9.46	(5.92%	)[b]	751	1.44%	[a]	N/A		(0.70%	)[a]
12/31/14	10.09	(0.07)	1.06	0.99	-	(0.74)	(0.74)	10.34	9.99%		127	1.45%		1.44%		(0.65%	)
12/31/13	8.00	(0.09)	3.01	2.92	-	(0.83)	(0.83)	10.09	37.05%		29	1.79%		1.64%		(0.93%	)
12/31/12	6.73	(0.05)	1.32	1.27	-	-	-	8.00	18.87%		24	1.80%		1.65%		(0.69%	)
12/31/11	6.47	(0.07)	0.33	0.26	-	-	-	6.73	4.02%		21	1.67%		1.66%		(0.99%	)
12/31/10	5.43	(0.05)	1.09	1.04	-	-	-	6.47	19.37%		28	1.67%		N/A		(0.95%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	13%	28%	25%	29%	19%	21%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$13.71	$0.08	$0.95	$1.03	$(0.20)	$(2.00)	$(2.20)	$12.54	8.04%	[b]	$89,831	0.94%	[a]	0.80%	[a]	1.28%	[a]
09/30/15[i]	15.25	0.11	(1.49)	(1.38)	-	(0.16)	(0.16)	13.71	(9.12%	)[b]	128,581	0.84%	[a]	0.80%	[a]	1.00%	[a]
12/31/14	14.68	0.21	0.77	0.98	(0.18)	(0.23)	(0.41)	15.25	6.75%		132,365	0.80%		0.79%		1.37%
12/31/13	11.09	0.18	3.59	3.77	(0.18)	-	(0.18)	14.68	34.02%		67,095	0.84%		0.74%		1.36%
12/31/12	9.68	0.24	1.36	1.60	(0.19)	-	(0.19)	11.09	16.54%		75,912	0.83%		0.73%		2.18%
12/31/11[g]	9.88	0.02	(0.11)	(0.09)	(0.11)	-	(0.11)	9.68	(0.84%	)[b]	129	0.77%	[a]	0.67%	[a]	3.28%	[a]
Class R5
03/31/16[r]	$13.75	$0.08	$0.95	$1.03	$(0.16)	$(2.00)	$(2.16)	$12.62	8.04%	[b]	$6,024	1.04%	[a]	0.90%	[a]	1.26%	[a]
09/30/15[i]	15.32	0.09	(1.50)	(1.41)	-	(0.16)	(0.16)	13.75	(9.22%	)[b]	8,406	0.94%	[a]	0.90%	[a]	0.83%	[a]
12/31/14	14.71	0.12	0.85	0.97	(0.13)	(0.23)	(0.36)	15.32	6.59%		18,333	0.88%		0.88%	[k]	0.79%
12/31/13	11.12	0.16	3.60	3.76	(0.17)	-	(0.17)	14.71	33.85%		81,923	0.88%		0.83%		1.24%
12/31/12	9.69	0.14	1.44	1.58	(0.15)	-	(0.15)	11.12	16.35%		56,001	0.90%		0.80%		1.32%
12/31/11	10.09	0.12	(0.41)	(0.29)	(0.11)	-	(0.11)	9.69	(2.84%	)	130,318	0.80%		0.80%	[k]	1.22%
12/31/10	8.28	0.12	1.82	1.94	(0.13)	-	(0.13)	10.09	23.43%		91,957	0.82%		N/A		1.36%
Service Class
03/31/16[r]	$13.72	$0.08	$0.94	$1.02	$(0.16)	$(2.00)	$(2.16)	$12.58	7.95%	[b]	$3,038	1.14%	[a]	1.00%	[a]	1.18%	[a]
09/30/15[i]	15.29	0.08	(1.49)	(1.41)	-	(0.16)	(0.16)	13.72	(9.30%	)[b]	2,689	1.04%	[a]	1.00%	[a]	0.72%	[a]
12/31/14	14.71	0.15	0.81	0.96	(0.15)	(0.23)	(0.38)	15.29	6.57%		5,022	0.99%		0.99%	[k]	0.96%
12/31/13	11.12	0.15	3.60	3.75	(0.16)	-	(0.16)	14.71	33.73%		2,574	0.98%		0.93%		1.14%
12/31/12	9.71	0.14	1.43	1.57	(0.16)	-	(0.16)	11.12	16.21%		1,688	1.00%		0.90%		1.30%
12/31/11	10.12	0.12	(0.43)	(0.31)	(0.10)	-	(0.10)	9.71	(3.02%	)	1,545	0.90%		0.90%	[k]	1.14%
12/31/10	8.30	0.12	1.82	1.94	(0.12)	-	(0.12)	10.12	23.42%		1,061	0.92%		N/A		1.31%
Administrative Class
03/31/16[r]	$13.81	$0.07	$0.95	$1.02	$(0.07)	$(2.00)	$(2.07)	$12.76	7.87%	[b]	$254	1.24%	[a]	1.10%	[a]	1.04%	[a]
09/30/15[i]	15.40	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.81	(9.36%	)[b]	270	1.14%	[a]	1.10%	[a]	0.56%	[a]
12/31/14	14.81	0.10	0.84	0.94	(0.12)	(0.23)	(0.35)	15.40	6.39%		1,147	1.10%		1.10%	[k]	0.69%
12/31/13	11.19	0.13	3.62	3.75	(0.13)	-	(0.13)	14.81	33.57%		4,260	1.13%		1.08%		1.01%
12/31/12	9.76	0.12	1.45	1.57	(0.14)	-	(0.14)	11.19	16.12%		3,552	1.15%		1.05%		1.12%
12/31/11	10.10	0.07	(0.41)	(0.34)	-	-	-	9.76	(3.37%	)	4,305	1.05%		1.05%	[k]	0.71%
12/31/10	8.29	0.10	1.81	1.91	(0.10)	-	(0.10)	10.10	23.10%		42,178	1.07%		N/A		1.09%
Class A
03/31/16[r]	$13.67	$0.05	$0.94	$0.99	$(0.07)	$(2.00)	$(2.07)	$12.59	7.73%	[b]	$2,261	1.49%	[a]	1.35%	[a]	0.83%	[a]
09/30/15[i]	15.27	0.04	(1.48)	(1.44)	-	(0.16)	(0.16)	13.67	(9.51%	)[b]	2,287	1.39%	[a]	1.35%	[a]	0.36%	[a]
12/31/14	14.69	0.09	0.81	0.90	(0.09)	(0.23)	(0.32)	15.27	6.18%		5,759	1.35%		1.35%	[k]	0.58%
12/31/13	11.11	0.10	3.58	3.68	(0.10)	-	(0.10)	14.69	33.18%		6,092	1.38%		1.33%		0.73%
12/31/12	9.69	0.10	1.43	1.53	(0.11)	-	(0.11)	11.11	15.84%		4,385	1.40%		1.30%		0.89%
12/31/11	10.08	0.06	(0.40)	(0.34)	(0.05)	-	(0.05)	9.69	(3.39%	)	4,423	1.30%		1.30%	[k]	0.64%
12/31/10	8.27	0.07	1.81	1.88	(0.07)	-	(0.07)	10.08	22.77%		5,748	1.32%		N/A		0.82%
Class R4
03/31/16[r]	$13.65	$0.06	$0.94	$1.00	$(0.13)	$(2.00)	$(2.13)	$12.52	7.84%	[b]	$86	1.39%	[a]	1.25%	[a]	0.89%	[a]
09/30/15[i]	15.24	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.65	(9.46%	)[b]	93	1.29%	[a]	1.25%	[a]	0.54%	[a]
12/31/14[h]	15.01	0.09	0.50	0.59	(0.13)	(0.23)	(0.36)	15.24	3.98%	[b]	104	1.25%	[a]	1.25%	[a,n]	0.79%	[a]
Class R3
03/31/16[r]	$13.60	$0.04	$0.93	$0.97	$(0.09)	$(2.00)	$(2.09)	$12.48	7.63%	[b]	$100	1.64%	[a]	1.50%	[a]	0.69%	[a]
09/30/15[i]	15.21	0.03	(1.48)	(1.45)	-	(0.16)	(0.16)	13.60	(9.61%	)[b]	89	1.54%	[a]	1.50%	[a]	0.28%	[a]
12/31/14	14.64	0.06	0.81	0.87	(0.07)	(0.23)	(0.30)	15.21	5.99%		106	1.53%		1.53%	[k]	0.42%
12/31/13	11.07	0.06	3.57	3.63	(0.06)	-	(0.06)	14.64	32.77%		95	1.68%		1.63%		0.43%
12/31/12	9.67	0.06	1.43	1.49	(0.09)	-	(0.09)	11.07	15.46%		76	1.70%		1.60%		0.60%
12/31/11	10.07	0.04	(0.41)	(0.37)	(0.03)	-	(0.03)	9.67	(3.67%	)	64	1.60%		1.60%	[k]	0.37%
12/31/10	8.27	0.05	1.81	1.86	(0.06)	-	(0.06)	10.07	22.49%		64	1.62%		N/A		0.58%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	46%	105%	112%	109%	85%	82%	143%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$14.62	$0.04	$0.98	$1.02	$(0.09)	$(0.50)	$(0.59)	$15.05	7.09%	[b]	$113,868	0.88%	[a]	0.80%	[a]	0.53%	[a]
09/30/15[i]	15.76	0.07	(1.21)	(1.14)	(0.00)[d]	-	(0.00)[d]	14.62	(7.23%	)[b]	65,868	0.87%	[a]	0.80%	[a]	0.62%	[a]
12/31/14[h]	15.09	0.09	0.69	0.78	(0.11)	-	(0.11)	15.76	5.19%	[b]	60,528	0.83%	[a]	0.80%	[a]	0.80%	[a]
Class R5
03/31/16[r]	$14.62	$0.03	$0.99	$1.02	$(0.07)	$(0.50)	$(0.57)	$15.07	7.12%	[b]	$50,935	0.98%	[a]	0.90%	[a]	0.43%	[a]
09/30/15[i]	15.77	0.06	(1.21)	(1.15)	(0.00)[d]	-	(0.00)[d]	14.62	(7.29%	)[b]	93,458	0.97%	[a]	0.90%	[a]	0.52%	[a]
12/31/14	14.93	0.11	0.82	0.93	(0.09)	-	(0.09)	15.77	6.27%		97,987	0.90%		0.88%		0.73%
12/31/13	10.71	0.06	4.23	4.29	(0.07)	-	(0.07)	14.93	40.05%		138,272	0.85%		N/A		0.50%
12/31/12	9.05	0.09	1.66	1.75	(0.09)	-	(0.09)	10.71	19.40%		115,775	0.85%		N/A		0.95%
12/31/11	9.45	0.03	(0.40)	(0.37)	(0.03)	-	(0.03)	9.05	(3.91%	)	92,162	0.86%		N/A		0.36%
12/31/10	7.41	0.06	2.04	2.10	(0.06)	-	(0.06)	9.45	28.36%		67,913	0.87%		N/A		0.73%
Service Class
03/31/16[r]	$14.66	$0.03	$0.98	$1.01	$(0.07)	$(0.50)	$(0.57)	$15.10	7.03%	[b]	$6,845	1.08%	[a]	1.00%	[a]	0.39%	[a]
09/30/15[i]	15.82	0.05	(1.21)	(1.16)	(0.00)[d]	-	(0.00)[d]	14.66	(7.33%	)[b]	3,272	1.07%	[a]	1.00%	[a]	0.46%	[a]
12/31/14	14.93	0.10	0.83	0.93	(0.04)	-	(0.04)	15.82	6.21%		1,472	1.00%		0.98%		0.66%
12/31/13	10.71	0.05	4.22	4.27	(0.05)	-	(0.05)	14.93	39.91%		5,264	0.95%		N/A		0.41%
12/31/12	9.06	0.08	1.65	1.73	(0.08)	-	(0.08)	10.71	19.15%		3,186	0.95%		N/A		0.83%
12/31/11	9.45	0.02	(0.39)	(0.37)	(0.02)	-	(0.02)	9.06	(3.93%	)	3,055	0.96%		N/A		0.22%
12/31/10	7.40	0.04	2.06	2.10	(0.05)	-	(0.05)	9.45	28.35%		4,734	0.97%		N/A		0.49%
Administrative Class
03/31/16[r]	$14.57	$0.01	$0.98	$0.99	$(0.03)	$(0.50)	$(0.53)	$15.03	6.92%	[b]	$4,253	1.18%	[a]	1.10%	[a]	0.19%	[a]
09/30/15[i]	15.74	0.04	(1.21)	(1.17)	(0.00)[d]	-	(0.00)[d]	14.57	(7.43%	)[b]	6,020	1.17%	[a]	1.10%	[a]	0.34%	[a]
12/31/14	14.90	0.08	0.82	0.90	(0.06)	-	(0.06)	15.74	6.05%		3,790	1.12%		1.10%		0.52%
12/31/13	10.69	0.03	4.22	4.25	(0.04)	-	(0.04)	14.90	39.73%		4,359	1.10%		N/A		0.27%
12/31/12	9.04	0.07	1.65	1.72	(0.07)	-	(0.07)	10.69	19.03%		2,551	1.10%		N/A		0.69%
12/31/11	9.45	0.00 [d]	(0.41)	(0.41)	-	-	-	9.04	(4.34%	)	2,152	1.11%		N/A		0.04%
12/31/10	7.40	0.03	2.06	2.09	(0.04)	-	(0.04)	9.45	28.19%		21,552	1.12%		N/A		0.36%
Class A
03/31/16[r]	$14.52	$(0.00)[d]	$0.98	$0.98	$(0.01)	$(0.50)	$(0.51)	$14.99	6.83%	[b]	$6,958	1.43%	[a]	1.35%	[a]	(0.02%	)[a]
09/30/15[i]	15.71	0.01	(1.20)	(1.19)	(0.00)[d]	-	(0.00)[d]	14.52	(7.57%	)[b]	6,458	1.42%	[a]	1.35%	[a]	0.07%	[a]
12/31/14	14.87	0.04	0.82	0.86	(0.02)	-	(0.02)	15.71	5.82%		6,467	1.37%		1.35%		0.26%
12/31/13	10.68	(0.00)[d]	4.19	4.19	(0.00)[d]	-	(0.00)	14.87	39.28%		6,526	1.35%		N/A		(0.01%	)
12/31/12	9.03	0.04	1.65	1.69	(0.04)	-	(0.04)	10.68	18.75%		5,179	1.35%		N/A		0.43%
12/31/11	9.44	(0.02)	(0.39)	(0.41)	-	-	-	9.03	(4.34%	)	4,694	1.36%		N/A		(0.18%	)
12/31/10	7.40	0.01	2.04	2.05	(0.01)	-	(0.01)	9.44	27.77%		7,837	1.37%		N/A		0.14%
Class R4
03/31/16[r]	$14.51	$0.01	$0.97	$0.98	$(0.07)	$(0.50)	$(0.57)	$14.92	6.86%	[b]	$1,096	1.33%	[a]	1.25%	[a]	0.13%	[a]
09/30/15[i]	15.69	0.02	(1.20)	(1.18)	(0.00)[d]	-	(0.00)[d]	14.51	(7.51%	)[b]	639	1.32%	[a]	1.25%	[a]	0.19%	[a]
12/31/14[h]	15.02	0.04	0.69	0.73	(0.06)	-	(0.06)	15.69	4.85%	[b]	105	1.28%	[a]	1.25%	[a]	0.35%	[a]
Class R3
03/31/16[r]	$14.48	$(0.01)	$0.97	$0.96	$(0.01)	$(0.50)	$(0.51)	$14.93	6.73%	[b]	$258	1.58%	[a]	1.50%	[a]	(0.10%	)[a]
09/30/15[i]	15.69	(0.01)	(1.20)	(1.21)	(0.00)[d]	-	(0.00)[d]	14.48	(7.70%	)[b]	123	1.57%	[a]	1.50%	[a]	(0.07%	)[a]
12/31/14[h]	15.02	0.01	0.69	0.70	(0.03)	-	(0.03)	15.69	4.66%	[b]	105	1.53%	[a]	1.50%	[a]	0.10%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	14%	18%	22%	28%	32%	25%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$13.03	$0.07	$0.17	$0.24	$(0.09)	$(3.00)	$(3.09)	$10.18	2.01%	[b]	$124,986	0.95%	[a]	0.93%	[a]	1.22%	[a]
09/30/15[i]	14.38	0.04	(1.18)	(1.14)	-	(0.21)	(0.21)	13.03	(7.99%	)[b]	125,447	0.94%	[a]	0.92%	[a]	0.39%	[a]
12/31/14	16.37	0.08	0.47	0.55	(0.15)	(2.39)	(2.54)	14.38	4.10%		132,465	0.91%		0.89%		0.50%
12/31/13	14.03	0.16	4.29	4.45	(0.14)	(1.97)	(2.11)	16.37	32.46%		126,064	0.94%		0.86%		0.97%
12/31/12	12.78	0.16	1.75	1.91	(0.20)	(0.46)	(0.66)	14.03	15.04%		74,820	0.94%		0.86%		1.17%
12/31/11	13.72	0.09	(0.43)	(0.34)	(0.07)	(0.53)	(0.60)	12.78	(2.34%	)	45,116	0.94%		0.86%		0.68%
12/31/10[g]	12.74	0.02	1.07	1.09	(0.11)	-	(0.11)	13.72	8.59%	[b]	108	0.95%	[a]	0.87%	[a]	1.03%	[a]
Class R5
03/31/16[r]	$13.06	$0.06	$0.17	$0.23	$(0.07)	$(3.00)	$(3.07)	$10.22	1.91%	[b]	$100,081	1.05%	[a]	1.03%	[a]	1.08%	[a]
09/30/15[i]	14.43	0.03	(1.19)	(1.16)	-	(0.21)	(0.21)	13.06	(8.11%	)[b]	128,043	1.04%	[a]	1.02%	[a]	0.27%	[a]
12/31/14	16.41	0.06	0.47	0.53	(0.12)	(2.39)	(2.51)	14.43	4.01%		207,540	1.03%		1.01%		0.38%
12/31/13	14.06	0.12	4.31	4.43	(0.11)	(1.97)	(2.08)	16.41	32.19%		252,704	1.13%		1.05%		0.77%
12/31/12	12.81	0.13	1.75	1.88	(0.17)	(0.46)	(0.63)	14.06	14.77%		231,211	1.13%		1.05%		0.96%
12/31/11	13.74	0.03	(0.40)	(0.37)	(0.03)	(0.53)	(0.56)	12.81	(2.51%	)	229,298	1.13%		1.05%		0.22%
12/31/10	11.23	0.06	2.55	2.61	(0.10)	-	(0.10)	13.74	23.25%		307,184	1.06%		1.05%		0.48%
Service Class
03/31/16[r]	$13.00	$0.06	$0.17	$0.23	$(0.05)	$(3.00)	$(3.05)	$10.18	1.93%	[b]	$16,542	1.15%	[a]	1.13%	[a]	1.02%	[a]
09/30/15[i]	14.38	0.02	(1.19)	(1.17)	-	(0.21)	(0.21)	13.00	(8.20%	)[b]	16,672	1.14%	[a]	1.12%	[a]	0.17%	[a]
12/31/14	16.36	0.05	0.47	0.52	(0.11)	(2.39)	(2.50)	14.38	3.92%		37,270	1.12%		1.09%		0.30%
12/31/13	14.02	0.12	4.29	4.41	(0.10)	(1.97)	(2.07)	16.36	32.18%		44,234	1.17%		1.09%		0.73%
12/31/12	12.76	0.12	1.75	1.87	(0.15)	(0.46)	(0.61)	14.02	14.76%		33,617	1.17%		1.09%		0.85%
12/31/11	13.70	0.02	(0.40)	(0.38)	(0.03)	(0.53)	(0.56)	12.76	(2.65%	)	52,720	1.17%		1.09%		0.18%
12/31/10	11.19	0.05	2.55	2.60	(0.09)	-	(0.09)	13.70	23.23%		67,430	1.10%		1.09%		0.42%
Administrative Class
03/31/16[r]	$12.85	$0.05	$0.17	$0.22	$(0.04)	$(3.00)	$(3.04)	$10.03	1.88%	[b]	$16,026	1.25%	[a]	1.23%	[a]	0.90%	[a]
09/30/15[i]	14.22	0.01	(1.17)	(1.16)	-	(0.21)	(0.21)	12.85	(8.23%	)[b]	18,220	1.24%	[a]	1.22%	[a]	0.08%	[a]
12/31/14	16.21	0.03	0.46	0.49	(0.09)	(2.39)	(2.48)	14.22	3.74%		24,796	1.23%		1.21%		0.16%
12/31/13	13.90	0.09	4.26	4.35	(0.07)	(1.97)	(2.04)	16.21	32.03%		36,198	1.32%		1.24%		0.59%
12/31/12	12.67	0.10	1.74	1.84	(0.15)	(0.46)	(0.61)	13.90	14.57%		36,619	1.32%		1.24%		0.77%
12/31/11	13.60	0.00 [d]	(0.40)	(0.40)	(0.00)[d]	(0.53)	(0.53)	12.67	(2.79%	)	35,901	1.32%		1.24%		0.02%
12/31/10	11.11	0.03	2.53	2.56	(0.07)	-	(0.07)	13.60	23.08%		52,437	1.25%		1.24%		0.27%
Class A
03/31/16[r]	$12.56	$0.04	$0.15	$0.19	$(0.00)[d]	$(3.00)	$(3.00)	$9.75	1.65%	[b]	$29,421	1.50%	[a]	1.48%	[a]	0.67%	[a]
09/30/15[i]	13.93	(0.02)	(1.14)	(1.16)	-	(0.21)	(0.21)	12.56	(8.40%	)[b]	30,820	1.49%	[a]	1.47%	[a]	(0.17%	)[a]
12/31/14	15.92	(0.01)	0.45	0.44	(0.04)	(2.39)	(2.43)	13.93	3.51%		43,390	1.48%		1.46%		(0.08%	)
12/31/13	13.66	0.06	4.17	4.23	(0.00)[d]	(1.97)	(1.97)	15.92	31.69%		59,004	1.57%		1.49%		0.37%
12/31/12	12.46	0.07	1.70	1.77	(0.11)	(0.46)	(0.57)	13.66	14.28%		100,321	1.57%		1.49%		0.51%
12/31/11	13.41	(0.03)	(0.39)	(0.42)	-	(0.53)	(0.53)	12.46	(2.99%	)	100,184	1.57%		1.49%		(0.21%	)
12/31/10	10.97	0.00 [d]	2.49	2.49	(0.05)	-	(0.05)	13.41	22.68%		119,084	1.50%		1.49%		0.04%
Class R4
03/31/16[r]	$12.52	$0.04	$0.17	$0.21	$(0.04)	$(3.00)	$(3.04)	$9.69	1.77%	[b]	$85	1.40%	[a]	1.38%	[a]	0.75%	[a]
09/30/15[i]	13.88	(0.01)	(1.14)	(1.15)	-	(0.21)	(0.21)	12.52	(8.36%	)[b]	92	1.39%	[a]	1.37%	[a]	(0.06%	)[a]
12/31/14[h]	16.27	(0.01)	0.11	0.10	(0.10)	(2.39)	(2.49)	13.88	1.34%	[b]	101	1.35%	[a]	N/A		(0.05%	)[a]
Class R3
03/31/16[r]	$12.03	$0.03	$0.15	$0.18	$-	$(3.00)	$(3.00)	$9.21	1.61%	[b]	$74	1.65%	[a]	1.63%	[a]	0.59%	[a]
09/30/15[i]	13.36	(0.03)	(1.09)	(1.12)	-	(0.21)	(0.21)	12.03	(8.46%	)[b]	57	1.64%	[a]	1.62%	[a]	(0.33%	)[a]
12/31/14	15.37	(0.04)	0.44	0.40	(0.02)	(2.39)	(2.41)	13.36	3.34%		80	1.67%		1.65%		(0.27%	)
12/31/13	13.28	0.01	4.05	4.06	(0.00)[d]	(1.97)	(1.97)	15.37	31.30%		194	1.87%		1.79%		0.03%
12/31/12	12.07	0.00 [d]	1.67	1.67	-	(0.46)	(0.46)	13.28	13.90%		145	1.87%		1.79%		0.03%
12/31/11	13.05	(0.07)	(0.38)	(0.45)	-	(0.53)	(0.53)	12.07	(3.30%	)	675	1.87%		1.79%		(0.51%	)
12/31/10	10.67	(0.04)	2.43	2.39	(0.01)	-	(0.01)	13.05	22.38%		817	1.80%		1.79%		(0.34%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	31%	86%	38%	44%	34%	32%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$12.44	$0.10	$0.67	$0.77	$(0.16)	$(0.52)	$(0.68)	$12.53	6.41%	[b]	$142,557	0.20%	[a]	0.20%	[a,k]	1.66%	[a]
09/30/15[i]	13.11	0.13	(0.75)	(0.62)	-	(0.05)	(0.05)	12.44	(4.77%	)[b]	137,654	0.22%	[a]	0.20%	[a]	1.26%	[a]
12/31/14	12.47	0.17	1.00	1.17	(0.15)	(0.38)	(0.53)	13.11	9.55%		144,235	0.20%		0.19%		1.35%
12/31/13	11.04	0.16	3.44	3.60	(0.18)	(1.99)	(2.17)	12.47	33.20%		93,319	0.23%		0.19%		1.25%
12/31/12[g]	10.00	0.09	1.11	1.20	(0.08)	(0.08)	(0.16)	11.04	12.06%	[b]	87,245	0.29%	[a]	0.19%	[a]	1.85%	[a]
Class R5
03/31/16[r]	$12.41	$0.10	$0.66	$0.76	$(0.15)	$(0.52)	$(0.67)	$12.50	6.33%	[b]	$16,089	0.30%	[a]	0.30%	[a,k]	1.58%	[a]
09/30/15[i]	13.09	0.12	(0.75)	(0.63)	-	(0.05)	(0.05)	12.41	(4.86%	)[b]	11,433	0.32%	[a]	0.30%	[a]	1.18%	[a]
12/31/14	12.46	0.15	0.99	1.14	(0.13)	(0.38)	(0.51)	13.09	9.38%		5,628	0.30%		0.29%		1.20%
12/31/13	11.04	0.16	3.42	3.58	(0.17)	(1.99)	(2.16)	12.46	33.08%		5,893	0.33%		0.29%		1.22%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.02%	[b]	112	0.39%	[a]	0.29%	[a]	1.74%	[a]
Service Class
03/31/16[r]	$12.36	$0.08	$0.67	$0.75	$(0.13)	$(0.52)	$(0.65)	$12.46	6.24%	[b]	$19,086	0.45%	[a]	0.45%	[a,k]	1.40%	[a]
09/30/15[i]	13.05	0.10	(0.74)	(0.64)	-	(0.05)	(0.05)	12.36	(4.95%	)[b]	16,533	0.47%	[a]	0.45%	[a]	1.02%	[a]
12/31/14	12.43	0.15	0.98	1.13	(0.13)	(0.38)	(0.51)	13.05	9.31%		12,480	0.45%		0.44%		1.16%
12/31/13	11.04	0.14	3.41	3.55	(0.17)	(1.99)	(2.16)	12.43	32.81%		3,206	0.48%		0.44%		1.07%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.01%	[b]	225	0.54%	[a]	0.44%	[a]	1.79%	[a]
Administrative Class
03/31/16[r]	$12.35	$0.08	$0.67	$0.75	$(0.12)	$(0.52)	$(0.64)	$12.46	6.24%	[b]	$56,006	0.55%	[a]	0.55%	[a,k]	1.31%	[a]
09/30/15[i]	13.05	0.09	(0.74)	(0.65)	-	(0.05)	(0.05)	12.35	(5.03%	)[b]	50,069	0.57%	[a]	0.55%	[a]	0.92%	[a]
12/31/14	12.43	0.13	0.98	1.11	(0.11)	(0.38)	(0.49)	13.05	9.15%		42,628	0.55%		0.54%		1.02%
12/31/13	11.03	0.13	3.41	3.54	(0.15)	(1.99)	(2.14)	12.43	32.72%		12,453	0.58%		0.54%		0.96%
12/31/12[g]	10.00	0.09	1.10	1.19	(0.08)	(0.08)	(0.16)	11.03	11.92%	[b]	836	0.64%	[a]	0.54%	[a]	2.01%	[a]
Class A
03/31/16[r]	$12.32	$0.06	$0.68	$0.74	$(0.10)	$(0.52)	$(0.62)	$12.44	6.13%	[b]	$40,492	0.80%	[a]	0.80%	[a,k]	1.06%	[a]
09/30/15[i]	13.04	0.07	(0.74)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	32,378	0.82%	[a]	0.80%	[a]	0.67%	[a]
12/31/14	12.43	0.10	0.97	1.07	(0.08)	(0.38)	(0.46)	13.04	8.83%		28,715	0.81%		0.80%		0.76%
12/31/13	11.04	0.09	3.42	3.51	(0.13)	(1.99)	(2.12)	12.43	32.40%		8,961	0.88%		0.84%		0.68%
12/31/12[g]	10.00	0.06	1.11	1.17	(0.05)	(0.08)	(0.13)	11.04	11.76%	[b]	112	0.94%	[a]	0.84%	[a]	1.19%	[a]
Class R4
03/31/16[r]	$12.32	$0.07	$0.67	$0.74	$(0.13)	$(0.52)	$(0.65)	$12.41	6.18%	[b]	$24,429	0.70%	[a]	0.70%	[a,k]	1.19%	[a]
09/30/15[i]	13.04	0.09	(0.76)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	14,014	0.72%	[a]	0.70%	[a]	0.86%	[a]
12/31/14[h]	12.77	0.09	0.66	0.75	(0.10)	(0.38)	(0.48)	13.04	6.04%	[b]	132	0.69%	[a]	0.69%	[a,n]	0.89%	[a]
Class R3
03/31/16[r]	$12.31	$0.06	$0.65	$0.71	$(0.12)	$(0.52)	$(0.64)	$12.38	5.95%	[b]	$19,604	0.95%	[a]	0.95%	[a,k]	0.96%	[a]
09/30/15[i]	13.04	0.06	(0.74)	(0.68)	-	(0.05)	(0.05)	12.31	(5.26%	)[b]	8,746	0.97%	[a]	0.95%	[a]	0.61%	[a]
12/31/14[h]	12.77	0.06	0.66	0.72	(0.07)	(0.38)	(0.45)	13.04	5.84%	[b]	142	0.95%	[a]	0.95%	[a,n]	0.60%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012
Portfolio turnover rate	11%	18%	12%	54%	11%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.28	$0.10	$0.14	$0.24	$(0.14)	$(0.28)	$(0.42)	$11.10	2.10%	[b]	$176,671	0.23%	[a]	0.20%	[a]	1.75%	[a]
09/30/15[i]	12.24	0.13	(1.08)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	185,516	0.29%	[a]	0.20%	[a]	1.40%	[a]
12/31/14	13.20	0.17	0.40	0.57	(0.16)	(1.37)	(1.53)	12.24	4.94%		97,737	0.27%		0.20%		1.33%
12/31/13	10.95	0.18	3.95	4.13	(0.19)	(1.69)	(1.88)	13.20	38.47%		91,466	0.29%		0.19%		1.40%
12/31/12[g]	10.00	0.13	0.99	1.12	(0.12)	(0.05)	(0.17)	10.95	11.24%	[b]	86,679	0.30%	[a]	0.19%	[a]	2.88%	[a]
Class R5
03/31/16[r]	$11.28	$0.09	$0.14	$0.23	$(0.13)	$(0.28)	$(0.41)	$11.10	2.01%	[b]	$10,753	0.33%	[a]	0.30%	[a]	1.69%	[a]
09/30/15[i]	12.24	0.12	(1.07)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	7,948	0.39%	[a]	0.30%	[a]	1.27%	[a]
12/31/14	13.19	0.15	0.40	0.55	(0.13)	(1.37)	(1.50)	12.24	4.80%		4,343	0.38%		0.30%		1.16%
12/31/13	10.95	0.19	3.93	4.12	(0.19)	(1.69)	(1.88)	13.19	38.38%		13,078	0.39%		0.29%		1.41%
12/31/12[g]	10.00	0.13	0.98	1.11	(0.11)	(0.05)	(0.16)	10.95	11.19%	[b]	111	0.40%	[a]	0.29%	[a]	2.76%	[a]
Service Class
03/31/16[r]	$11.21	$0.08	$0.14	$0.22	$(0.11)	$(0.28)	$(0.39)	$11.04	1.94%	[b]	$9,706	0.48%	[a]	0.45%	[a]	1.52%	[a]
09/30/15[i]	12.17	0.10	(1.05)	(0.95)	-	(0.01)	(0.01)	11.21	(7.84%	)[b]	8,110	0.54%	[a]	0.45%	[a]	1.09%	[a]
12/31/14	13.16	0.15	0.37	0.52	(0.14)	(1.37)	(1.51)	12.17	4.55%		6,499	0.52%		0.45%		1.14%
12/31/13	10.94	0.18	3.92	4.10	(0.19)	(1.69)	(1.88)	13.16	38.24%		997	0.54%		0.44%		1.31%
12/31/12[g]	10.00	0.13	0.97	1.10	(0.11)	(0.05)	(0.16)	10.94	11.03%	[b]	129	0.55%	[a]	0.44%	[a]	2.73%	[a]
Administrative Class
03/31/16[r]	$11.23	$0.08	$0.13	$0.21	$(0.10)	$(0.28)	$(0.38)	$11.06	1.85%	[b]	$38,567	0.58%	[a]	0.55%	[a]	1.43%	[a]
09/30/15[i]	12.20	0.09	(1.05)	(0.96)	-	(0.01)	(0.01)	11.23	(7.90%	)[b]	30,993	0.64%	[a]	0.55%	[a]	1.00%	[a]
12/31/14	13.18	0.13	0.39	0.52	(0.13)	(1.37)	(1.50)	12.20	4.52%		25,705	0.62%		0.55%		1.02%
12/31/13	10.94	0.15	3.94	4.09	(0.16)	(1.69)	(1.85)	13.18	38.13%		7,562	0.64%		0.54%		1.14%
12/31/12[g]	10.00	0.12	0.97	1.09	(0.10)	(0.05)	(0.15)	10.94	10.99%	[b]	127	0.65%	[a]	0.54%	[a]	2.60%	[a]
Class A
03/31/16[r]	$11.16	$0.06	$0.14	$0.20	$(0.07)	$(0.28)	$(0.35)	$11.01	1.78%	[b]	$16,163	0.83%	[a]	0.80%	[a]	1.17%	[a]
09/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	14,478	0.89%	[a]	0.80%	[a]	0.73%	[a]
12/31/14	13.15	0.10	0.38	0.48	(0.10)	(1.37)	(1.47)	12.16	4.24%		15,338	0.88%		0.81%		0.76%
12/31/13	10.95	0.11	3.92	4.03	(0.14)	(1.69)	(1.83)	13.15	37.66%		5,547	0.94%		0.84%		0.82%
12/31/12[g]	10.00	0.10	0.99	1.09	(0.09)	(0.05)	(0.14)	10.95	10.83%	[b]	111	0.95%	[a]	0.84%	[a]	2.21%	[a]
Class R4
03/31/16[r]	$11.17	$0.07	$0.14	$0.21	$(0.11)	$(0.28)	$(0.39)	$10.99	1.86%	[b]	$19,978	0.73%	[a]	0.70%	[a]	1.34%	[a]
09/30/15[i]	12.16	0.09	(1.07)	(0.98)	-	(0.01)	(0.01)	11.17	(8.09%	)[b]	9,367	0.79%	[a]	0.70%	[a]	0.96%	[a]
12/31/14[h]	13.27	0.08	0.30	0.38	(0.12)	(1.37)	(1.49)	12.16	3.42%	[b]	151	0.76%	[a]	0.70%	[a]	0.88%	[a]
Class R3
03/31/16[r]	$11.16	$0.06	$0.12	$0.18	$(0.10)	$(0.28)	$(0.38)	$10.96	1.62%	[b]	$13,812	0.98%	[a]	0.95%	[a]	1.10%	[a]
09/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	5,873	1.04%	[a]	0.95%	[a]	0.71%	[a]
12/31/14[h]	13.27	0.06	0.29	0.35	(0.09)	(1.37)	(1.46)	12.16	3.20%	[b]	138	1.01%	[a]	0.95%	[a]	0.61%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012
Portfolio turnover rate	7%	13%	33%	59%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$18.74	$0.02	$0.75	$0.77	$-	$(1.50)	$(1.50)	$18.01	4.09%	[b]	$1,217,511	0.74%	[a]	N/A		0.18%	[a]
09/30/15[i]	18.65	(0.01)	0.24	0.23	-	(0.14)	(0.14)	18.74	1.22%	[b]	816,703	0.75%	[a]	N/A		(0.08%	)[a]
12/31/14	18.42	(0.02)	2.33	2.31	-	(2.08)	(2.08)	18.65	13.00%		441,065	0.77%		0.74%		(0.11%	)
12/31/13	15.03	(0.02)	5.40	5.38	-	(1.99)	(1.99)	18.42	36.31%		298,869	0.83%		0.73%		(0.10%	)
12/31/12	14.27	0.02	2.07	2.09	(0.03)	(1.30)	(1.33)	15.03	14.71%		185,584	0.83%		0.73%		0.12%
12/31/11	15.76	(0.03)	(0.29)	(0.32)	-	(1.17)	(1.17)	14.27	(1.74%	)	150,571	0.84%		0.74%		(0.20%	)
12/31/10[g]	14.67	(0.00)[d]	1.09	1.09	-	-	-	15.76	7.43%	[b]	108	0.85%	[a]	0.75%	[a]	(0.02%	)[a]
Class R5
03/31/16[r]	$18.63	$0.01	$0.74	$0.75	$-	$(1.50)	$(1.50)	$17.88	4.01%	[b]	$750,551	0.84%	[a]	N/A		0.08%	[a]
09/30/15[i]	18.56	(0.03)	0.24	0.21	-	(0.14)	(0.14)	18.63	1.12%	[b]	641,170	0.85%	[a]	N/A		(0.18%	)[a]
12/31/14	18.36	(0.04)	2.32	2.28	-	(2.08)	(2.08)	18.56	12.88%		668,005	0.87%		0.85%		(0.22%	)
12/31/13	15.00	(0.04)	5.39	5.35	-	(1.99)	(1.99)	18.36	36.19%		569,238	0.96%		0.86%		(0.22%	)
12/31/12	14.25	(0.01)	2.07	2.06	(0.01)	(1.30)	(1.31)	15.00	14.51%		456,600	0.96%		0.86%		(0.04%	)
12/31/11	15.76	(0.06)	(0.28)	(0.34)	-	(1.17)	(1.17)	14.25	(1.86%	)	442,760	0.96%		0.86%		(0.38%	)
12/31/10	12.31	(0.04)	3.49	3.45	-	-	-	15.76	28.03%		536,407	0.88%		0.86%		(0.26%	)
Service Class
03/31/16[r]	$18.30	$(0.00)[d]	$0.74	$0.74	$-	$(1.50)	$(1.50)	$17.54	4.02%	[b]	$253,705	0.94%	[a]	N/A		(0.03%	)[a]
09/30/15[i]	18.25	(0.04)	0.23	0.19	-	(0.14)	(0.14)	18.30	1.03%	[b]	238,436	0.95%	[a]	N/A		(0.28%	)[a]
12/31/14	18.10	(0.06)	2.29	2.23	-	(2.08)	(2.08)	18.25	12.79%		243,292	0.97%		0.95%		(0.31%	)
12/31/13	14.83	(0.06)	5.32	5.26	-	(1.99)	(1.99)	18.10	35.99%		267,615	1.05%		0.95%		(0.32%	)
12/31/12	14.10	(0.02)	2.05	2.03	-	(1.30)	(1.30)	14.83	14.47%		207,290	1.05%		0.95%		(0.11%	)
12/31/11	15.63	(0.07)	(0.29)	(0.36)	-	(1.17)	(1.17)	14.10	(2.01%	)	182,810	1.05%		0.95%		(0.47%	)
12/31/10	12.22	(0.05)	3.46	3.41	-	-	-	15.63	27.91%		207,536	0.97%		0.95%		(0.36%	)
Administrative Class
03/31/16[r]	$17.71	$(0.01)	$0.71	$0.70	$-	$(1.50)	$(1.50)	$16.91	3.93%	[b]	$353,876	1.04%	[a]	N/A		(0.14%	)[a]
09/30/15[i]	17.68	(0.05)	0.22	0.17	-	(0.14)	(0.14)	17.71	0.95%	[b]	364,801	1.05%	[a]	N/A		(0.38%	)[a]
12/31/14	17.61	(0.08)	2.23	2.15	-	(2.08)	(2.08)	17.68	12.70%		364,385	1.09%		1.06%		(0.43%	)
12/31/13	14.49	(0.08)	5.19	5.11	-	(1.99)	(1.99)	17.61	35.80%		382,576	1.20%		1.10%		(0.47%	)
12/31/12	13.82	(0.04)	2.01	1.97	-	(1.30)	(1.30)	14.49	14.33%		320,612	1.20%		1.10%		(0.28%	)
12/31/11	15.37	(0.10)	(0.28)	(0.38)	-	(1.17)	(1.17)	13.82	(2.18%	)	328,331	1.20%		1.10%		(0.63%	)
12/31/10	12.03	(0.07)	3.41	3.34	-	-	-	15.37	27.76%		450,117	1.12%		1.10%		(0.51%	)
Class A
03/31/16[r]	$16.75	$(0.03)	$0.67	$0.64	$-	$(1.50)	$(1.50)	$15.89	3.78%	[b]	$295,984	1.29%	[a]	N/A		(0.39%	)[a]
09/30/15[i]	16.76	(0.08)	0.21	0.13	-	(0.14)	(0.14)	16.75	0.76%	[b]	306,259	1.30%	[a]	N/A		(0.63%	)[a]
12/31/14	16.84	(0.12)	2.12	2.00	-	(2.08)	(2.08)	16.76	12.38%		322,121	1.34%		1.31%		(0.68%	)
12/31/13	13.96	(0.12)	4.99	4.87	-	(1.99)	(1.99)	16.84	35.44%		333,489	1.44%		1.34%		(0.72%	)
12/31/12	13.39	(0.08)	1.95	1.87	-	(1.30)	(1.30)	13.96	14.05%		347,186	1.45%		1.35%		(0.52%	)
12/31/11	14.96	(0.13)	(0.27)	(0.40)	-	(1.17)	(1.17)	13.39	(2.37%	)	329,974	1.45%		1.35%		(0.87%	)
12/31/10	11.74	(0.10)	3.32	3.22	-	-	-	14.96	27.43%		381,775	1.37%		1.35%		(0.77%	)
Class R4
03/31/16[r]	$16.79	$(0.02)	$0.67	$0.65	$-	$(1.50)	$(1.50)	$15.94	3.84%	[b]	$31,141	1.19%	[a]	N/A		(0.23%	)[a]
09/30/15[i]	16.78	(0.07)	0.22	0.15	-	(0.14)	(0.14)	16.79	0.88%	[b]	11,441	1.20%	[a]	N/A		(0.53%	)[a]
12/31/14[h]	17.37	(0.07)	1.56	1.49	-	(2.08)	(2.08)	16.78	9.07%	[b]	2,860	1.20%	[a]	N/A		(0.50%	)[a]
Class R3
03/31/16[r]	$15.81	$(0.04)	$0.64	$0.60	$-	$(1.50)	$(1.50)	$14.91	3.76%	[b]	$10,165	1.44%	[a]	N/A		(0.50%	)[a]
09/30/15[i]	15.84	(0.10)	0.21	0.11	-	(0.14)	(0.14)	15.81	0.68%	[b]	4,788	1.45%	[a]	N/A		(0.78%	)[a]
12/31/14	16.05	(0.14)	2.01	1.87	-	(2.08)	(2.08)	15.84	12.18%		2,445	1.51%		1.49%		(0.86%	)
12/31/13	13.42	(0.16)	4.78	4.62	-	(1.99)	(1.99)	16.05	35.00%		2,062	1.75%		1.65%		(1.02%	)
12/31/12	12.95	(0.12)	1.89	1.77	-	(1.30)	(1.30)	13.42	13.75%		1,969	1.75%		1.65%		(0.84%	)
12/31/11	14.56	(0.17)	(0.27)	(0.44)	-	(1.17)	(1.17)	12.95	(2.71%	)	2,052	1.75%		1.65%		(1.18%	)
12/31/10	11.46	(0.13)	3.23	3.10	-	-	-	14.56	27.05%		2,446	1.67%		1.65%		(1.07%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	15%	31%	33%	32%	36%	38%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$15.17	$0.00 [d]	$(0.30)	$(0.30)	$(3.17)	$(3.17)	$11.70	(3.02%	)[b]	$236,375	0.88%	[a]	N/A		0.01%	[a]
09/30/15[i]	16.37	(0.01)	(0.95)	(0.96)	(0.24)	(0.24)	15.17	(5.92%	)[b]	237,215	0.85%	[a]	N/A		(0.08%	)[a]
12/31/14	19.02	(0.03)	1.03	1.00	(3.65)	(3.65)	16.37	6.16%		523,725	0.85%		0.84%		(0.19%	)
12/31/13	15.16	(0.04)	7.14	7.10	(3.24)	(3.24)	19.02	47.86%		237,249	0.92%		0.85%		(0.23%	)
12/31/12	14.16	(0.02)	1.92	1.90	(0.90)	(0.90)	15.16	13.53%		136,266	0.92%		0.86%		(0.12%	)
12/31/11	17.26	(0.06)	(0.96)	(1.02)	(2.08)	(2.08)	14.16	(5.41%	)	119,706	0.92%		0.87%		(0.36%	)
12/31/10[g]	16.06	0.00 [d]	1.34	1.34	(0.14)	(0.14)	17.26	8.38%	[b]	108	0.94%	[a]	0.89%	[a]	0.11%	[a]
Class R5
03/31/16[r]	$15.07	$(0.01)	$(0.30)	$(0.31)	$(3.17)	$(3.17)	$11.59	(3.05%	)[b]	$140,061	0.98%	[a]	N/A		(0.11%	)[a]
09/30/15[i]	16.28	(0.02)	(0.95)	(0.97)	(0.24)	(0.24)	15.07	(6.07%	)[b]	168,987	0.95%	[a]	N/A		(0.18%	)[a]
12/31/14	18.94	(0.06)	1.05	0.99	(3.65)	(3.65)	16.28	6.14%		212,669	0.97%		0.94%		(0.30%	)
12/31/13	15.12	(0.06)	7.12	7.06	(3.24)	(3.24)	18.94	47.71%		574,359	1.02%		0.95%		(0.31%	)
12/31/12	14.14	(0.03)	1.91	1.88	(0.90)	(0.90)	15.12	13.41%		455,747	1.02%		0.96%		(0.22%	)
12/31/11	17.25	(0.09)	(0.94)	(1.03)	(2.08)	(2.08)	14.14	(5.47%	)	429,979	1.02%		0.97%		(0.53%	)
12/31/10	14.13	(0.07)	3.33	3.26	(0.14)	(0.14)	17.25	23.11%		575,724	0.98%		0.98%	[k]	(0.45%	)
Service Class
03/31/16[r]	$14.53	$(0.01)	$(0.29)	$(0.30)	$(3.17)	$(3.17)	$11.06	(3.10%	)[b]	$39,755	1.08%	[a]	N/A		(0.18%	)[a]
09/30/15[i]	15.71	(0.03)	(0.91)	(0.94)	(0.24)	(0.24)	14.53	(6.10%	)[b]	36,194	1.05%	[a]	N/A		(0.28%	)[a]
12/31/14	18.43	(0.07)	1.00	0.93	(3.65)	(3.65)	15.71	5.98%		39,757	1.08%		1.05%		(0.41%	)
12/31/13	14.80	(0.08)	6.95	6.87	(3.24)	(3.24)	18.43	47.46%		77,163	1.16%		1.09%		(0.46%	)
12/31/12	13.87	(0.06)	1.89	1.83	(0.90)	(0.90)	14.80	13.31%		58,290	1.16%		1.10%		(0.39%	)
12/31/11	17.00	(0.12)	(0.93)	(1.05)	(2.08)	(2.08)	13.87	(5.68%	)	64,304	1.16%		1.11%		(0.68%	)
12/31/10	13.94	(0.09)	3.29	3.20	(0.14)	(0.14)	17.00	23.00%		82,815	1.12%		1.12%	[k]	(0.64%	)
Administrative Class
03/31/16[r]	$13.95	$(0.02)	$(0.27)	$(0.29)	$(3.17)	$(3.17)	$10.49	(3.16%	)[b]	$29,561	1.18%	[a]	N/A		(0.30%	)[a]
09/30/15[i]	15.10	(0.04)	(0.87)	(0.91)	(0.24)	(0.24)	13.95	(6.15%	)[b]	33,350	1.15%	[a]	N/A		(0.38%	)[a]
12/31/14	17.87	(0.09)	0.97	0.88	(3.65)	(3.65)	15.10	5.88%		30,069	1.18%		1.16%		(0.52%	)
12/31/13	14.44	(0.10)	6.77	6.67	(3.24)	(3.24)	17.87	47.25%		42,628	1.31%		1.24%		(0.60%	)
12/31/12	13.58	(0.08)	1.84	1.76	(0.90)	(0.90)	14.44	13.08%		50,085	1.31%		1.25%		(0.53%	)
12/31/11	16.71	(0.14)	(0.91)	(1.05)	(2.08)	(2.08)	13.58	(5.77%	)	50,193	1.31%		1.26%		(0.83%	)
12/31/10	13.73	(0.11)	3.23	3.12	(0.14)	(0.14)	16.71	22.77%		61,655	1.27%		1.27%	[k]	(0.78%	)
Class A
03/31/16[r]	$12.97	$(0.03)	$(0.24)	$(0.27)	$(3.17)	$(3.17)	$9.53	(3.34%	)[b]	$41,463	1.43%	[a]	N/A		(0.55%	)[a]
09/30/15[i]	14.09	(0.07)	(0.81)	(0.88)	(0.24)	(0.24)	12.97	(6.31%	)[b]	46,014	1.40%	[a]	N/A		(0.63%	)[a]
12/31/14	16.96	(0.13)	0.91	0.78	(3.65)	(3.65)	14.09	5.60%		56,296	1.43%		1.41%		(0.77%	)
12/31/13	13.85	(0.14)	6.49	6.35	(3.24)	(3.24)	16.96	46.94%		71,667	1.56%		1.49%		(0.86%	)
12/31/12	13.09	(0.13)	1.79	1.66	(0.90)	(0.90)	13.85	12.80%		60,764	1.56%		1.50%		(0.89%	)
12/31/11	16.23	(0.18)	(0.88)	(1.06)	(2.08)	(2.08)	13.09	(6.01%	)	70,773	1.56%		1.51%		(1.12%	)
12/31/10	13.38	(0.15)	3.14	2.99	(0.14)	(0.14)	16.23	22.39%		91,525	1.52%		1.52%	[k]	(1.02%	)
Class R4
03/31/16[r]	$13.00	$(0.02)	$(0.25)	$(0.27)	$(3.17)	$(3.17)	$9.56	(3.25%	)[b]	$1,049	1.33%	[a]	N/A		(0.39%	)[a]
09/30/15[i]	14.10	(0.06)	(0.80)	(0.86)	(0.24)	(0.24)	13.00	(6.23%	)[b]	438	1.30%	[a]	N/A		(0.54%	)[a]
12/31/14[h]	17.12	(0.08)	0.71	0.63	(3.65)	(3.65)	14.10	4.67%	[b]	105	1.29%	[a]	N/A		(0.62%	)[a]
Class R3
03/31/16[r]	$12.02	$(0.03)	$(0.21)	$(0.24)	$(3.17)	$(3.17)	$8.61	(3.27%	)[b]	$434	1.58%	[a]	N/A		(0.65%	)[a]
09/30/15[i]	13.09	(0.08)	(0.75)	(0.83)	(0.24)	(0.24)	12.02	(6.41%	)[b]	315	1.55%	[a]	N/A		(0.80%	)[a]
12/31/14	16.04	(0.16)	0.86	0.70	(3.65)	(3.65)	13.09	5.35%		104	1.66%		1.63%		(1.02%	)
12/31/13	13.27	(0.19)	6.20	6.01	(3.24)	(3.24)	16.04	46.43%		571	1.86%		1.79%		(1.16%	)
12/31/12	12.61	(0.14)	1.70	1.56	(0.90)	(0.90)	13.27	12.49%		479	1.86%		1.80%		(1.04%	)
12/31/11	15.77	(0.21)	(0.87)	(1.08)	(2.08)	(2.08)	12.61	(6.32%	)	426	1.86%		1.81%		(1.37%	)
12/31/10	13.04	(0.18)	3.05	2.87	(0.14)	(0.14)	15.77	22.05%		466	1.82%		1.82%	[k]	(1.33%	)

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	42%	82%	76%	97%	104%	88%	99%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less Distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$6.35	$0.04		$(0.19)	$(0.15)	$(0.01)	$-	$(0.01)	$6.19	(2.39%	)[b]	$73,124	1.24%	[a]	0.90%	[a]	1.35%	[a]
09/30/15[i]	6.67	0.11		(0.43)	(0.32)	-	-	-	6.35	(4.80%	)[b]	65,202	1.19%	[a]	0.90%	[a]	2.14%	[a]
12/31/14[h]	7.55	0.12		(0.74)	(0.62)	(0.26)	-	(0.26)	6.67	(8.12%	)[b]	60,663	0.96%	[a]	0.90%	[a]	2.14%	[a]
Class R5
03/31/16[r]	$6.34	$0.04		$(0.19)	$(0.15)	$-	$-	$-	$6.19	(2.52%	)[b]	$11	1.33%	[a]	1.00%	[a]	1.22%	[a]
09/30/15[i]	6.68	0.00	[d]	(0.34)	(0.34)	-	-	-	6.34	(4.94%	)[b]	12	1.29%	[a]	1.00%	[a]	(0.09%	)[a]
12/31/14	7.72	0.30		(1.09)	(0.79)	(0.25)	-	(0.25)	6.68	(10.10%	)	110,644	1.06%		1.00%		4.06%
12/31/13	6.49	0.15		1.26	1.41	(0.18)	(0.00)[d]	(0.18)	7.72	21.84%		162,746	1.06%		0.99%		2.14%
12/31/12	5.70	0.17		0.81	0.98	(0.19)	-	(0.19)	6.49	17.29%		151,060	1.07%		0.99%		2.86%
12/31/11	7.08	0.15		(1.35)	(1.20)	(0.18)	-	(0.18)	5.70	(16.84%	)	121,002	1.09%		0.99%		2.24%
12/31/10	6.94	0.10		0.27	0.37	(0.23)	-	(0.23)	7.08	5.39%		102,970	1.11%		0.99%		1.57%
Service Class
03/31/16[r]	$6.51	$0.04		$(0.21)	$(0.17)	$-	$-	$-	$6.34	(2.61%	)[b]	$167	1.44%	[a]	1.10%	[a]	1.11%	[a]
09/30/15[i]	6.84	0.10		(0.43)	(0.33)	-	-	-	6.51	(4.82%	)[b]	142	1.39%	[a]	1.10%	[a]	1.92%	[a]
12/31/14	7.91	0.22		(1.04)	(0.82)	(0.25)	-	(0.25)	6.84	(10.30%	)	146	1.16%		1.10%		2.89%
12/31/13	6.65	0.14		1.29	1.43	(0.17)	(0.00)[d]	(0.17)	7.91	21.66%		97	1.16%		1.09%		1.92%
12/31/12	5.84	0.17		0.83	1.00	(0.19)	-	(0.19)	6.65	17.12%		74	1.17%		1.09%		2.75%
12/31/11	7.06	0.19		(1.40)	(1.21)	(0.01)	-	(0.01)	5.84	(17.11%	)	55	1.19%		1.09%		2.69%
12/31/10	6.93	0.10		0.25	0.35	(0.22)	-	(0.22)	7.06	5.15%		7,467	1.21%		1.09%		1.46%
Administrative Class
03/31/16[r]	$6.59	$0.03		$(0.20)	$(0.17)	$-	$-	$-	$6.42	(2.58%	)[b]	$81	1.54%	[a]	1.20%	[a]	0.99%	[a]
09/30/15[i]	6.93	0.10		(0.44)	(0.34)	-	-	-	6.59	(4.91%	)[b]	85	1.49%	[a]	1.20%	[a]	1.82%	[a]
12/31/14	8.02	0.10		(0.94)	(0.84)	(0.25)	-	(0.25)	6.93	(10.43%	)	89	1.26%		1.20%		1.29%
12/31/13	6.74	0.13		1.31	1.44	(0.16)	(0.00)[d]	(0.16)	8.02	21.50%		12	1.31%		1.17%		1.82%
12/31/12	5.79	0.20		0.75	0.95	-	-	-	6.74	16.61%		18	1.32%		1.17%		3.36%
12/31/11	7.06	0.21		(1.41)	(1.20)	(0.07)	-	(0.07)	5.79	(17.06%	)	2,113	1.34%		1.17%		2.91%
12/31/10	6.93	0.09		0.26	0.35	(0.22)	-	(0.22)	7.06	5.06%		33,000	1.36%		1.17%		1.38%
Class A
03/31/16[r]	$6.33	$0.02		$(0.19)	$(0.17)	$-	$-	$-	$6.16	(2.69%	)[b]	$440	1.79%	[a]	1.45%	[a]	0.60%	[a]
09/30/15[i]	6.68	0.08		(0.43)	(0.35)	-	-	-	6.33	(5.24%	)[b]	560	1.74%	[a]	1.45%	[a]	1.53%	[a]
12/31/14	7.71	0.28		(1.10)	(0.82)	(0.21)	-	(0.21)	6.68	(10.60%	)	406	1.51%		1.44%		3.78%
12/31/13	6.48	0.12		1.25	1.37	(0.14)	(0.00)[d]	(0.14)	7.71	21.28%		764	1.56%		1.42%		1.64%
12/31/12	5.69	0.15		0.80	0.95	(0.16)	-	(0.16)	6.48	16.80%		700	1.57%		1.42%		2.53%
12/31/11	7.05	0.13		(1.34)	(1.21)	(0.15)	-	(0.15)	5.69	(17.13%	)	873	1.59%		1.42%		1.99%
12/31/10	6.91	0.08		0.25	0.33	(0.19)	-	(0.19)	7.05	4.90%		1,296	1.61%		1.42%		1.17%
Class R4
03/31/16[r]	$6.32	$0.05		$(0.22)	$(0.17)	$(0.00)[d]	$-	$(0.00)[d]	$6.15	(2.64%	)[b]	$778	1.69%	[a]	1.35%	[a]	1.54%	[a]
09/30/15[i]	6.66	0.09		(0.43)	(0.34)	-	-	-	6.32	(5.11%	)[b]	87	1.64%	[a]	1.35%	[a]	1.67%	[a]
12/31/14[h]	7.53	0.10		(0.73)	(0.63)	(0.24)	-	(0.24)	6.66	(8.35%	)[b]	92	1.41%	[a]	1.35%	[a]	1.76%	[a]
Class R3
03/31/16[r]	$6.31	$0.02		$(0.20)	$(0.18)	$-	$-	$-	$6.13	(2.85%	)[b]	$174	1.94%	[a]	1.60%	[a]	0.68%	[a]
09/30/15[i]	6.66	0.07		(0.42)	(0.35)	-	-	-	6.31	(5.26%	)[b]	100	1.89%	[a]	1.60%	[a]	1.39%	[a]
12/31/14[h]	7.53	0.08		(0.73)	(0.65)	(0.22)	-	(0.22)	6.66	(8.54%	)[b]	91	1.66%	[a]	1.60%	[a]	1.51%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended September 30
			2014	2013	2012	2011	2010
Portfolio turnover rate	37%	64%	68%	56%	58%	140%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less Distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.68	$0.13	$(0.05)	$0.08	$(0.27)	$(0.03)	$(0.30)	$11.46	0.64%	[b]	$303,571	0.25%	[a]	0.25%	[a,n]	2.15%	[a]
09/30/15[i]	12.20	0.31	(0.83)	(0.52)	-	-	-	11.68	(4.26%	)[b]	278,051	0.29%	[a]	0.25%	[a]	3.22%	[a]
12/31/14	13.51	0.46	(1.23)	(0.77)	(0.40)	(0.14)	(0.54)	12.20	(5.64%	)	213,384	0.26%		0.25%		3.38%
12/31/13	11.80	0.37	2.19	2.56	(0.40)	(0.45)	(0.85)	13.51	22.08%		183,956	0.32%		0.23%		2.87%
12/31/12[g]	10.00	0.11	1.84	1.95	(0.14)	(0.01)	(0.15)	11.80	19.53%	[b]	127,538	0.35%	[a]	0.23%	[a]	2.23%	[a]
Class R5
03/31/16[r]	$11.68	$0.12	$(0.04)	$0.08	$(0.26)	$(0.03)	$(0.29)	$11.47	0.66%	[b]	$29,823	0.35%	[a]	0.35%	[a,n]	2.12%	[a]
09/30/15[i]	12.21	0.32	(0.85)	(0.53)	-	-	-	11.68	(4.34%	)[b]	16,010	0.39%	[a]	0.35%	[a]	3.36%	[a]
12/31/14	13.50	0.59	(1.37)	(0.78)	(0.37)	(0.14)	(0.51)	12.21	(5.68%	)	4,052	0.36%		0.34%		4.35%
12/31/13	11.80	0.34	2.20	2.54	(0.39)	(0.45)	(0.84)	13.50	21.95%		10,414	0.42%		0.33%		2.54%
12/31/12[g]	10.00	0.11	1.83	1.94	(0.13)	(0.01)	(0.14)	11.80	19.48%	[b]	120	0.45%	[a]	0.33%	[a]	2.15%	[a]
Service Class
03/31/16[r]	$11.64	$0.11	$(0.05)	$0.06	$(0.24)	$(0.03)	$(0.27)	$11.43	0.49%	[b]	$15,559	0.50%	[a]	0.50%	[a,n]	1.89%	[a]
09/30/15[i]	12.17	0.29	(0.82)	(0.53)	-	-	-	11.64	(4.35%	)[b]	14,896	0.54%	[a]	0.50%	[a]	3.00%	[a]
12/31/14	13.49	0.35	(1.15)	(0.80)	(0.38)	(0.14)	(0.52)	12.17	(5.88%	)	5,988	0.50%		0.50%	[k]	2.61%
12/31/13	11.80	0.33	2.19	2.52	(0.38)	(0.45)	(0.83)	13.49	21.71%		387	0.57%		0.48%		2.55%
12/31/12[g]	10.00	0.10	1.84	1.94	(0.13)	(0.01)	(0.14)	11.80	19.42%	[b]	137	0.60%	[a]	0.48%	[a]	1.95%	[a]
Administrative Class
03/31/16[r]	$11.62	$0.11	$(0.05)	$0.06	$(0.23)	$(0.03)	$(0.26)	$11.42	0.50%	[b]	$43,447	0.60%	[a]	0.60%	[a,n]	1.91%	[a]
09/30/15[i]	12.17	0.28	(0.83)	(0.55)	-	-	-	11.62	(4.52%	)[b]	33,128	0.64%	[a]	0.60%	[a]	2.93%	[a]
12/31/14	13.49	0.32	(1.13)	(0.81)	(0.37)	(0.14)	(0.51)	12.17	(5.90%	)	22,634	0.60%		0.60%	[k]	2.43%
12/31/13	11.80	0.35	2.16	2.51	(0.37)	(0.45)	(0.82)	13.49	21.60%		4,450	0.67%		0.58%		2.67%
12/31/12[g]	10.00	0.09	1.84	1.93	(0.12)	(0.01)	(0.13)	11.80	19.35%	[b]	120	0.70%	[a]	0.58%	[a]	1.88%	[a]
Class A
03/31/16[r]	$11.59	$0.09	$(0.04)	$0.05	$(0.21)	$(0.03)	$(0.24)	$11.40	0.35%	[b]	$13,006	0.85%	[a]	0.85%	[a,n]	1.54%	[a]
09/30/15[i]	12.16	0.25	(0.82)	(0.57)	-	-	-	11.59	(4.69%	)[b]	12,681	0.89%	[a]	0.85%	[a]	2.65%	[a]
12/31/14	13.47	0.34	(1.18)	(0.84)	(0.33)	(0.14)	(0.47)	12.16	(6.20%	)	7,253	0.86%		0.86%	[k]	2.56%
12/31/13	11.80	0.30	2.16	2.46	(0.34)	(0.45)	(0.79)	13.47	21.32%		3,271	0.97%		0.88%		2.32%
12/31/12[g]	10.00	0.08	1.84	1.92	(0.11)	(0.01)	(0.12)	11.80	19.20%	[b]	119	1.00%	[a]	0.88%	[a]	1.59%	[a]
Class R4
03/31/16[r]	$11.59	$0.11	$(0.06)	$0.05	$(0.25)	$(0.03)	$(0.28)	$11.36	0.45%	[b]	$18,067	0.75%	[a]	0.75%	[a,n]	2.00%	[a]
09/30/15[i]	12.15	0.19	(0.75)	(0.56)	-	-	-	11.59	(4.69%	)[b]	6,697	0.79%	[a]	0.75%	[a]	2.03%	[a]
12/31/14[h]	13.53	0.22	(1.11)	(0.89)	(0.35)	(0.14)	(0.49)	12.15	(6.48%	)[b]	141	0.75%	[a]	0.75%	[a,k]	2.22%	[a]
Class R3
03/31/16[r]	$11.58	$0.10	$(0.07)	$0.03	$(0.24)	$(0.03)	$(0.27)	$11.34	0.23%	[b]	$15,268	1.00%	[a]	1.00%	[a,n]	1.75%	[a]
09/30/15[i]	12.16	0.22	(0.80)	(0.58)	-	-	-	11.58	(4.69%	)[b]	5,031	1.04%	[a]	1.00%	[a]	2.32%	[a]
12/31/14[h]	13.53	0.21	(1.12)	(0.91)	(0.32)	(0.14)	(0.46)	12.16	(6.73%	)[b]	97	1.00%	[a]	1.00%	[a,k]	2.09%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended September 30
			2014	2013	2012
Portfolio turnover rate	1%	6%	28%	42%	6%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 25, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less Distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$7.68	$0.03	$(0.03)	$0.00 [d]	$(0.13)	$(0.13)	$7.55	(0.09%	)[b]	$323,486	0.93%	[a]	N/A		0.80%	[a]
09/30/15[i]	8.29	0.13	(0.53)	(0.40)	(0.21)	(0.21)	7.68	(5.00%	)[b]	290,692	0.93%	[a]	N/A		1.95%	[a]
12/31/14	9.05	0.20	(0.75)	(0.55)	(0.21)	(0.21)	8.29	(6.25%	)	305,063	0.97%		0.90%		2.22%
12/31/13	7.57	0.15	1.54	1.69	(0.21)	(0.21)	9.05	22.65%		270,927	1.16%		0.85%		1.76%
12/31/12	6.26	0.15	1.28	1.43	(0.12)	(0.12)	7.57	23.14%		255,215	1.16%		0.85%		2.19%
12/31/11	7.34	0.07	(1.02)	(0.95)	(0.13)	(0.13)	6.26	(12.97%	)	242,149	1.18%		0.86%		1.03%
12/31/10[g]	7.13	(0.00)[d]	0.21	0.21	-	-	7.34	2.95%	[b]	103	1.20%	[a]	0.95%	[a]	(0.04%	)[a]
Class R5
03/31/16[r]	$7.70	$0.03	$(0.04)	$(0.01)	$(0.12)	$(0.12)	$7.57	(0.20%	)[b]	$157,266	1.03%	[a]	N/A		0.67%	[a]
09/30/15[i]	8.31	0.12	(0.54)	(0.42)	(0.19)	(0.19)	7.70	(5.13%	)[b]	161,529	1.03%	[a]	N/A		1.85%	[a]
12/31/14	9.06	0.19	(0.76)	(0.57)	(0.18)	(0.18)	8.31	(6.40%	)	164,096	1.13%		1.05%		2.18%
12/31/13	7.58	0.12	1.55	1.67	(0.19)	(0.19)	9.06	22.39%		191,060	1.44%		1.13%		1.41%
12/31/12	6.26	0.12	1.29	1.41	(0.09)	(0.09)	7.58	22.70%		155,925	1.45%		1.14%		1.78%
12/31/11	7.34	0.14	(1.10)	(0.96)	(0.12)	(0.12)	6.26	(13.09%	)	99,517	1.43%		1.14%		1.90%
12/31/10	6.72	0.08	0.64	0.72	(0.10)	(0.10)	7.34	10.97%		276,053	1.19%		1.16%		1.15%
Service Class
03/31/16[r]	$7.66	$0.02	$(0.04)	$(0.02)	$(0.11)	$(0.11)	$7.53	(0.30%	)[b]	$75,971	1.13%	[a]	N/A		0.58%	[a]
09/30/15[i]	8.26	0.11	(0.52)	(0.41)	(0.19)	(0.19)	7.66	(5.10%	)[b]	77,184	1.13%	[a]	N/A		1.74%	[a]
12/31/14	9.01	0.17	(0.75)	(0.58)	(0.17)	(0.17)	8.26	(6.52%	)	76,131	1.21%		1.13%		1.95%
12/31/13	7.54	0.12	1.54	1.66	(0.19)	(0.19)	9.01	22.27%		83,580	1.49%		1.18%		1.41%
12/31/12	6.23	0.13	1.27	1.40	(0.09)	(0.09)	7.54	22.64%		66,317	1.50%		1.19%		1.97%
12/31/11	7.31	0.11	(1.07)	(0.96)	(0.12)	(0.12)	6.23	(13.16%	)	75,356	1.49%		1.19%		1.60%
12/31/10	6.69	0.07	0.65	0.72	(0.10)	(0.10)	7.31	10.97%		83,409	1.24%		1.21%		1.10%
Administrative Class
03/31/16[r]	$7.72	$0.02	$(0.05)	$(0.03)	$(0.10)	$(0.10)	$7.59	(0.40%	)[b]	$36,578	1.23%	[a]	N/A		0.48%	[a]
09/30/15[i]	8.32	0.11	(0.52)	(0.41)	(0.19)	(0.19)	7.72	(5.08%	)[b]	35,607	1.23%	[a]	N/A		1.70%	[a]
12/31/14	9.09	0.17	(0.76)	(0.59)	(0.18)	(0.18)	8.32	(6.59%	)	29,655	1.29%		1.22%		1.90%
12/31/13	7.60	0.11	1.54	1.65	(0.16)	(0.16)	9.09	22.02%		26,362	1.54%		1.23%		1.35%
12/31/12	6.22	0.12	1.29	1.41	(0.03)	(0.03)	7.60	22.67%		27,315	1.55%		1.24%		1.76%
12/31/11	7.28	0.14	(1.10)	(0.96)	(0.10)	(0.10)	6.22	(13.21%	)	26,070	1.53%		1.23%		1.97%
12/31/10	6.66	0.07	0.64	0.71	(0.09)	(0.09)	7.28	10.95%		149,245	1.38%		1.26%		1.04%
Class A
03/31/16[r]	$7.55	$0.01	$(0.04)	$(0.03)	$(0.08)	$(0.08)	$7.44	(0.42%	)[b]	$59,910	1.48%	[a]	N/A		0.23%	[a]
09/30/15[i]	8.14	0.09	(0.52)	(0.43)	(0.16)	(0.16)	7.55	(5.39%	)[b]	58,523	1.48%	[a]	N/A		1.40%	[a]
12/31/14	8.89	0.15	(0.75)	(0.60)	(0.15)	(0.15)	8.14	(6.80%	)	60,890	1.55%		1.47%		1.72%
12/31/13	7.45	0.09	1.52	1.61	(0.17)	(0.17)	8.89	21.86%		60,251	1.79%		1.48%		1.08%
12/31/12	6.16	0.10	1.26	1.36	(0.07)	(0.07)	7.45	22.47%		54,429	1.80%		1.49%		1.48%
12/31/11	7.23	0.09	(1.06)	(0.97)	(0.10)	(0.10)	6.16	(13.60%	)	42,720	1.79%		1.49%		1.33%
12/31/10	6.61	0.05	0.65	0.70	(0.08)	(0.08)	7.23	10.75%		59,596	1.63%		1.51%		0.81%
Class R4
03/31/16[r]	$7.47	$0.02	$(0.05)	$(0.03)	$(0.11)	$(0.11)	$7.33	(0.42%	)[b]	$5,307	1.38%	[a]	N/A		0.53%	[a]
09/30/15[i]	8.09	0.08	(0.49)	(0.41)	(0.21)	(0.21)	7.47	(5.24%	)[b]	3,422	1.38%	[a]	N/A		1.28%	[a]
12/31/14[h]	8.80	0.11	(0.61)	(0.50)	(0.21)	(0.21)	8.09	(5.81%	)[b]	94	1.37%	[a]	N/A		1.63%	[a]
Class R3
03/31/16[r]	$7.52	$0.01	$(0.04)	$(0.03)	$(0.09)	$(0.09)	$7.40	(0.40%	)[b]	$1,637	1.63%	[a]	N/A		0.17%	[a]
09/30/15[i]	8.15	0.10	(0.55)	(0.45)	(0.18)	(0.18)	7.52	(5.60%	)[b]	1,257	1.63%	[a]	N/A		1.51%	[a]
12/31/14	8.76	0.17	(0.78)	(0.61)	-	-	8.15	(6.96%	)	182	1.82%		1.69%		2.02%
12/31/13	7.37	0.06	1.51	1.57	(0.18)	(0.18)	8.76	21.53%		732	2.09%		1.78%		0.79%
12/31/12	6.11	0.07	1.26	1.33	(0.07)	(0.07)	7.37	21.96%		549	2.10%		1.79%		1.12%
12/31/11	7.15	0.07	(1.05)	(0.98)	(0.06)	(0.06)	6.11	(13.78%	)	238	2.09%		1.79%		0.98%
12/31/10	6.48	0.02	0.65	0.67	-	-	7.15	10.34%		238	1.92%		1.81%		0.37%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended September 30
			2014	2013	2012	2011	2010
Portfolio turnover rate	18%	39%	42%	35%	39%	55%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 20 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

On May 13, 2015, the Board of Trustees (“Trustees”) approved a change in the fiscal year end of the Funds from December 31 to September 30. Accordingly, the Funds’ financial statements and related notes include information as of the nine month period ended September 30, 2015, and the year ended December 31, 2014.

Effective March 21, 2014, Class L shares of the S&P 500 Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund merged into Class Y shares (now known as Administrative Class shares). Effective April 1, 2014, Class Z shares were renamed Class I shares, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, Class L shares were renamed Administrative Class shares, and Class N shares were renamed Class R3 shares, for each Fund, other than the Total Return Bond Fund, S&P 500 Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund. Effective April 1, 2014, Class Z shares were renamed Class I shares, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, Class L shares were renamed Administrative Class shares, Class A shares were renamed Class R4 shares, and Class N shares were renamed Class R3 shares for the Total Return Bond Fund. Effective April 1, 2014, Class Z shares were renamed Class I shares, Class I shares were renamed Class R5 shares, Class S shares were renamed Service Class shares, Class Y shares were renamed Administrative Class shares, Class A shares were renamed Class R4 shares, and Class N shares were renamed Class R3 shares for the S&P 500 Index Fund. Effective April 1, 2014, Class Z shares were renamed Class I shares, Class I shares were renamed Class R5 shares, Class S shares were renamed Service Class shares, and Class Y shares were renamed Administrative Class shares for the S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund.

Notes to Financial Statements (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Focused Value Fund, Fundamental Growth Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2016. The Strategic Bond Fund characterized all forward sale commitments at Level 2, as of March 31, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2016, for the remaining Funds’ investments and the Strategic Bond Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$275,690,178	$-	$275,690,178
Municipal Obligations	-	15,182,876	-	15,182,876
Non-U.S. Government Agency Obligations	-	190,379,850	-	190,379,850
U.S. Government Agency Obligations and Instrumentalities	-	297,301,381	-	297,301,381
U.S. Treasury Obligations	-	143,266,662	-	143,266,662
Short-Term Investments	-	180,599,955	-	180,599,955

Total Investments	$-	$1,102,420,902	$-	$1,102,420,902

Asset Derivatives
Forwards Contracts	$-	$5,816	$-	$5,816
Futures Contracts	222,787	-	-	222,787

Total	$222,787	$5,816	$-	$228,603

Strategic Bond Fund
Asset Investments
Preferred Stock	$159,055	$-	$-	$159,055
Bank Loans	-	8,484,169	-	8,484,169
Corporate Debt	-	90,920,380	-	90,920,380
Municipal Obligations	-	363,042	-	363,042
Non-U.S. Government Agency Obligations	-	52,361,918	511,343	52,873,261
Sovereign Debt Obligations	-	14,992,741	-	14,992,741
U.S. Government Agency Obligations and Instrumentalities	-	56,727,909	-	56,727,909
U.S. Treasury Obligations	-	48,856,829	-	48,856,829
Purchased Options	-	217,226	-	217,226
Short-Term Investments	-	44,509,289	-	44,509,289

Total Investments	$159,055	$317,433,503	$511,343	$318,103,901

Asset Derivatives
Forward Contracts	$-	$227,271	$-	$227,271
Futures Contracts	169,692	-	-	169,692
Swap Agreements	-	127,332	-	127,332

Total	$169,692	$354,603	$-	$524,295

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(807,245)	$-	$(807,245)
Futures Contracts	(502,629)	-	-	(502,629)
Swap Agreements	-	(1,360,565)	-	(1,360,565)
Written Options	(63,800)	-	-	(63,800)

Total	$(566,429)	$(2,167,810)	$-	$(2,734,239)

Fundamental Value Fund
Asset Investments
Common Stock	$1,226,568,604	$29,303,646 *	$-	$1,255,872,250
Short-Term Investments	-	10,043,352	-	10,043,352

Total Investments	$1,226,568,604	$39,346,998	$-	$1,265,915,602

Large Cap Value Fund
Asset Investments
Common Stock	$206,757,653	$3,008,861	$-	$209,766,514
Mutual Funds	1,798,519	-	-	1,798,519
Short-Term Investments	-	2,858,764	-	2,858,764

Total Investments	$208,556,172	$5,867,625	$-	$214,423,797

S&P 500 Index Fund
Asset Investments
Common Stock	$3,577,275,570	$-	$-	$3,577,275,570
Short-Term Investments	-	58,437,019	-	58,437,019

Total Investments	$3,577,275,570	$58,437,019	$-	$3,635,712,589

Asset Derivatives
Futures Contracts	$1,399,074	$-	$-	$1,399,074

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,443,908,835	$44,014,797 *	$-	$1,487,923,632
Mutual Funds	1,042	-	-	1,042
Short-Term Investments	-	13,934,701	-	13,934,701

Total Investments	$1,443,909,877	$57,949,498	$-	$1,501,859,375

Mid-Cap Value Fund
Asset Investments
Common Stock	$98,532,673	$586,920 *	$-	$99,119,593
Mutual Funds	1,384,270	-	-	1,384,270
Short-Term Investments	-	370,599	-	370,599

Total Investments	$99,916,943	$957,519	$-	$100,874,462

Asset Derivatives
Forward Contracts	$-	$538	$-	$538

Liability Derivatives
Forward Contracts	$-	$(21,827)	$-	$(21,827)

Notes to Financial Statements (Continued)

	Level 1	Level 2		Level 3		Total
Small Cap Value Equity Fund
Asset Investments
Common Stock	$173,846,459	$3,938,906	*	$-		$177,785,365
Short-Term Investments	-	7,245,349		-		7,245,349

Total Investments	$173,846,459	$11,184,255		$-		$185,030,714

Small Company Value Fund
Asset Investments
Common Stock	$281,503,572	$-		$-		$281,503,572
Mutual Funds	11,372,136	-		-		11,372,136
Short-Term Investments	-	5,968,377		-		5,968,377

Total Investments	$292,875,708	$5,968,377		$-		$298,844,085

Asset Derivatives
Futures Contracts	$90,105	$-		$-		$90,105

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$309,221,390	$-		$-		$309,221,390
Mutual Funds	11,810,882	-		-		11,810,882
Short-Term Investments	-	6,867,597		-		6,867,597

Total Investments	$321,032,272	$6,867,597		$-		$327,899,869

Asset Derivatives
Futures Contracts	$240,100	$-		$-		$240,100

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$280,620,889	$16,679		$-	†	$280,637,568
Warrants	-	-		-	†	-
Rights	-	-		695		695
Mutual Funds	31,279,873	-		-		31,279,873
Short-Term Investments	-	4,196,584		-		4,196,584

Total Investments	$311,900,762	$4,213,263		$695		$316,114,720

Asset Derivatives
Futures Contracts	$162,446	$-		$-		$162,446

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$2,733,159,117	$-		$6,633,880		$2,739,792,997
Preferred Stock	-	-		8,230,293		8,230,293
Mutual Funds	176,822,429	-		-		176,822,429
Short-Term Investments	-	126,280,921		-		126,280,921

Total Investments	$2,909,981,546	$126,280,921		$14,864,173		$3,051,126,640

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$460,487,086	$5,031,403	*	$706,803		$466,225,292
Preferred Stock	-	-		6,754,136		6,754,136
Mutual Funds	61,704,783	-		-		61,704,783
Short-Term Investments	-	13,100,651		-		13,100,651

Total Investments	$522,191,869	$18,132,054		$7,460,939		$547,784,862

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Diversified International Fund
Asset Investments
Common Stock*
Australia	$-	$2,140,052	$-	$2,140,052
Belgium	-	1,503,727	-	1,503,727
Cayman Islands	-	1,104,775	-	1,104,775
Denmark	-	509,746	-	509,746
Finland	-	1,711,844	-	1,711,844
France	-	8,087,648	-	8,087,648
Germany	-	5,868,629	-	5,868,629
Hong Kong	-	1,160,891	-	1,160,891
Ireland	558,688	-	-	558,688
Israel	634,361	-	-	634,361
Italy	-	3,236,692	-	3,236,692
Japan	-	14,589,884	-	14,589,884
Luxembourg	-	464,875	-	464,875
Netherlands	-	4,428,025	-	4,428,025
Norway	-	809,874	-	809,874
Republic of Korea	-	814,384	-	814,384
Spain	-	1,059,793	-	1,059,793
Sweden	-	1,978,458	-	1,978,458
Switzerland	-	2,181,510	-	2,181,510
United Kingdom	-	18,919,621	-	18,919,621
Preferred Stock
Germany	-	351,554	-	351,554
Mutual Funds	2,256,489	-	-	2,256,489
Short-Term Investments	-	1,963,878	-	1,963,878

Total Investments	$3,449,538	$72,885,860	$-	$76,335,398

Asset Derivatives
Forward Contracts	$-	$777,770	$-	$777,770
Futures Contracts	1,232	-	-	1,232

Total	$1,232	$777,770	$-	$779,002

Liability Derivatives
Forward Contracts	$-	$(486,754)	$-	$(486,754)
Futures Contracts	(5,055)	-	-	(5,055)

Total	$(5,055)	$(486,754)	$-	$(491,809)

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$29,922,912	$-	$29,922,912
Austria	-	774,227	-	774,227
Belgium	-	6,086,600	-	6,086,600
Bermuda	-	1,383,226	-	1,383,226
Cayman Islands	51,181	2,624,204	-	2,675,385
Denmark	-	8,460,744	-	8,460,744
Finland	-	4,240,276	-	4,240,276
France	-	40,271,479	-	40,271,479
Germany	-	36,993,574	-	36,993,574
Hong Kong	-	10,120,135	-	10,120,135

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Ireland	$-	$2,919,868	$-	$2,919,868
Israel	244,156	2,676,839	-	2,920,995
Italy	-	8,392,176	-	8,392,176
Japan	-	95,590,374	-	95,590,374
Luxembourg	-	1,069,900	-	1,069,900
Mauritius	-	84,099	-	84,099
Netherlands	819,796	14,708,875	-	15,528,671
New Zealand	-	788,072	-	788,072
Norway	-	2,484,146	-	2,484,146
Papua New Guinea	-	245,132	-	245,132
Portugal	-	724,110	451	724,561
Singapore	-	5,675,240	-	5,675,240
Spain	4,049	13,360,381	-	13,364,430
Sweden	-	12,357,759	-	12,357,759
Switzerland	-	38,867,936	-	38,867,936
United Arab Emirates	-	178,697	-	178,697
United Kingdom	-	80,859,262	-	80,859,262
Preferred Stock
Germany	-	2,084,163	-	2,084,163
Mutual Funds	21,268,991	-	-	21,268,991
Short-Term Investments	-	7,426,447	-	7,426,447

Total Investments	$22,388,173	$431,370,853	$451	$453,759,477

Asset Derivatives
Forward Contracts	$-	$191,632	$-	$191,632
Futures Contracts	10,459	-	-	10,459

Total	$10,459	$191,632	$-	$202,091

Liability Derivatives
Forward Contracts	$-	$(51,007)	$-	$(51,007)
Futures Contracts	(159,137)	-	-	(159,137)

Total	$(159,137)	$(51,007)	$-	$(210,144)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$10,491,948	$-	$10,491,948
Belgium	-	5,480,179	-	5,480,179
Bermuda	-	3,191,896	-	3,191,896
Brazil	2,166,836	-	-	2,166,836
Canada	13,489,153	-	-	13,489,153
Cayman Islands	7,491,958	2,173,345	-	9,665,303
Denmark	-	3,425,046	-	3,425,046
Finland	-	3,380,648	-	3,380,648
France	-	89,825,368	-	89,825,368
Germany	-	62,973,838	-	62,973,838
Hong Kong	-	9,968,132	-	9,968,132
India	-	6,122,010	-	6,122,010
Indonesia	-	3,509,111	-	3,509,111
Ireland	4,105,780	2,370,226	-	6,476,006

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Israel	$4,452,674	$-	$-	$4,452,674
Italy	-	17,933,226	-	17,933,226
Japan	-	103,792,432	-	103,792,432
Luxembourg	-	917,401	-	917,401
Mexico	2,172,086	-	-	2,172,086
Netherlands	-	33,411,971	-	33,411,971
Norway	-	1,596,813	-	1,596,813
Republic of Korea	-	5,357,726	-	5,357,726
Singapore	-	7,134,028	-	7,134,028
Spain	-	5,469,700	-	5,469,700
Sweden	-	15,874,684	-	15,874,684
Switzerland	-	67,287,115	-	67,287,115
Taiwan	9,696,568	2,368,323	-	12,064,891
United Kingdom	1,913,535	123,993,237	-	125,906,772
United States	8,330,448	-	-	8,330,448
Preferred Stock
Germany	-	693,851	-	693,851
Mutual Funds	24,463,701	-	-	24,463,701
Short-Term Investments	-	14,037,092	-	14,037,092

Total Investments	$78,282,739	$602,779,346	$-	$681,062,085

Asset Derivatives
Forward Contracts	$-	$1,552,207	$-	$1,552,207
Futures Contracts	3,723	-	-	3,723

Total	$3,723	$1,552,207	$-	$1,555,930

Liability Derivatives
Forward Contracts	$-	$(1,054,261)	$-	$(1,054,261)
Futures Contracts	(11,611)	-	-	(11,611)

Total	$(11,611)	$(1,054,261)	$-	$(1,065,872)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of March 31, 2016.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2016.

	Total Return Bond Fund	Strategic Bond Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Statements of Assets and Liabilities location:
Receivables from:
Investments sold on a when-issued basis	X	X
Collateral pledged for open futures contracts			X	X	X
Collateral pledged for open swap agreements		X
Collateral pledged for open derivative instruments		X
Payables for:
Investments purchased on a when-issued basis	X	X
Due to custodian	X	X

Notes to Financial Statements (Continued)

	Large Cap Value Fund	Fundamental Growth Fund	Blue Chip Growth Fund	Growth Opportunities Fund	Mid-Cap Value Fund	Small Cap Value Equity Fund	Small Company Value Fund	S&P Mid Cap Index Fund
Statements of Assets and Liabilities location:
Payables for:
Securities on loan	X	X		X			X	X
Due to custodian	X		X		X	X

	Russell 2000 Small Cap Index Fund	Mid Cap Growth Equity II Fund	Small Cap Growth Equity Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Statements of Assets and Liabilities location:
Payables for:
Securities on loan	X	X	X	X	X	X

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Russell 2000 Small Cap Index Fund	$-	$83,530	$(83,530)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/16
Strategic Bond Fund
Non-U.S. Government Agency Obligations	$-		$-	$-	$(19,747)	$-	$-	$531,090	**	$-	$511,343		$(19,747)

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$(26,051)	$26,051	$-	$-		$-	$-	†††	$(26,051)
Warrants	-	***	-	-	-	-	-	-		-	-	†††	-
Rights	-		-	-	695	-	-	-		-	695		695

	$-		$-	$-	$(25,356)	$26,051	$-	$-		$-	$695		$(25,356)

Notes to Financial Statements (Continued)

	Investments in Securities
	Balance as of 9/30/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/16
Mid Cap Growth Equity II Fund
Common Stock	$5,569,404	$-	$-	$1,064,476	$3,013,776	$(3,013,776)	$-	$-	$6,633,880	$1,064,476
Preferred Stock	8,166,673	-	-	63,620	-	-	-	-	8,230,293	63,620

	$13,736,077	$-	$-	$1,128,096	$3,013,776	$(3,013,776)	$-	$-	$14,864,173	$1,128,096

Small Cap Growth Equity Fund
Common Stock	$860,087	$-	$-	$(175,739)	$22,455	$-	$-	$-	$706,803	$(175,739)
Preferred Stock	8,330,213	-	-	(1,576,077)	-	-	-	-	6,754,136	(1,576,077)

	$9,190,300	$-	$-	$(1,751,816)	$22,455	$-	$-	$-	$7,460,939	$(1,751,816)

MSCI EAFE International Index Fund
Common Stock	$443	$-	$-	$8	$-	$-	$-	$-	$451	$8
Rights	1,017	-	-	134	-	(1,151)	-	-	-	-

	$1,460	$-	$-	$142	$-	$(1,151)	$-	$-	$451	$8

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
***	Represents a security at $0 value as of September 30, 2015.
†††	Represents a security at $0 value as of March 31, 2016.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s), other than those disclosed below.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund
Common stock — $706,803
Dropbox Inc.	$305,200	Market Approach	EV/Multiple	4.80x
			Discount for Lack of Marketability	10%
Telogis	401,603	Market Approach	EV/Multiple	4.09x
			Discount for Lack of Marketability	10%

Notes to Financial Statements (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred stock — $6,754,136
Cloudera, Inc. Series F	$669,399	Market Approach	EV/Multiple	5.20x
			Discount for Lack of Marketability	10%
Docusign Series F	67,261	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series E	428,965	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series D	16,583	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series B	23,083	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series B1	6,907	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Draftkings Series D	166,140	Market Approach	Market Observed Transaction	$3.13
Draftkings, Inc. Series D1	415,692	Market Approach	Market Observed Transaction	$4.05
MarkLogic Corp. Series F	892,639	Market Approach	EV/Multiple	2.40x
			Discount for Lack of Marketability	10%
NUTANIX, Inc. Series E	576,893	Market Approach	EV/Multiple	2.50x
			Discount for Lack of Marketability	10%
Telogis	1,504,021	Market Approach	EV/Multiple	4.09x
			Discount for Lack of Marketability	10%
The Honest Co.	652,698	Market Approach	EV/Multiple	3.90x
			Discount for Lack of Marketability	10%
Veracode, Inc	645,565	Market Approach	EV/Multiple	4.70x
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	688,290	Market Approach	EV/Multiple	5.30x
			Discount for Lack of Marketability	10%

Total	$7,460,939

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2016, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A
Directional Exposures to Currencies		A

Futures Contracts**
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	M	A	A

Notes to Financial Statements (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund
Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A

Options (Purchased)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M
Options (Written)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		A
Substitution for Direct Investment		M
Directional Investment		A

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A				A		A
Directional Exposures to Currencies						A

Futures Contracts**
Hedging/Risk Management		A			A		A
Duration/Credit Quality Management		M
Substitution for Direct Investment		A	A	A	M	A	M
Intention to Create Investment Leverage in Portfolio		M

Rights and Warrants
Result of a Corporate Action				A	A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Continued)

At March 31, 2016, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$5,816	$-	$5,816
Futures Contracts^^	-	-	-	222,787	222,787

Total Value	$-	$-	$5,816	$222,787	$228,603

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$1,387,934	$1,387,934

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$5,816	$-	$5,816
Futures Contracts	-	-	-	32,231	32,231

Total Change in Appreciation (Depreciation)	$-	$-	$5,816	$32,231	$38,047

Strategic Bond Fund Fund
Asset Derivatives
Purchased Options*	$-	$-	$114,009	$-	$114,009
Purchased Options^^^	-	-	82,261	20,956	103,217
Forward Contracts*	-	-	227,271	-	227,271
Futures Contracts^^	-	-	-	169,692	169,692
Swap Agreements^^,^^^	127,332	-	-	-	127,332

Total Value	$127,332	$-	$423,541	$190,648	$741,521

Liability Derivatives
Forward Contracts^	$-	$-	$(807,245)	$-	$(807,245)
Futures Contracts^^	-	-	(22,641)	(479,988)	(502,629)
Swap Agreements^^,^^^	-	-	-	(1,326,848)	(1,326,848)
Swap Agreements^^	(33,717)	-	-	-	(33,717)
Written Options^,^^^	-	-	-	(63,800)	(63,800)

Total Value	$(33,717)	$-	$(829,886)	$(1,870,636)	$(2,734,239)

Realized Gain (Loss)#
Purchased Options	$-	$-	$(10,366)	$(345,995)	$(356,361)
Forward Contracts	-	-	(63,881)	-	(63,881)
Futures Contracts	-	-	13,029	3,004,851	3,017,880
Swap Agreements	108,949	-	-	(123,856)	(14,907)
Written Options	-	-	99,816	119,616	219,432

Total Realized Gain (Loss)	$108,949	$-	$38,598	$2,654,616	$2,802,163

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$15,733	$(168,321)	$(152,588)
Forward Contracts	-	-	(357,720)	-	(357,720)
Futures Contracts	-	-	(24,125)	74,417	50,292
Swap Agreements	53,755	-	-	(1,102,494)	(1,048,739)
Written Options	-	-	(14,300)	94,663	80,363

Total Change in Appreciation (Depreciation)	$53,755	$-	$(380,412)	$(1,101,735)	$(1,428,392)

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$-	$1,399,074	$-	$-	$1,399,074

Realized Gain (Loss)#
Futures Contracts	$-	$4,618,326	$-	$-	$4,618,326

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$3,337,023	$-	$-	$3,337,023

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$538	$-	$538

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(21,827)	$-	$(21,827)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(6,436)	$-	$(6,436)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(22,104)	$-	$(22,104)

Small Company Value Fund
Asset Derivatives
Futures Contracts^^	$-	$90,105	$-	$-	$90,105

Realized Gain (Loss)#
Futures Contracts	$-	$(214,054)	$-	$-	$(214,054)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$179,985	$-	$-	$179,985

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$240,100	$-	$-	$240,100

Realized Gain (Loss)#
Futures Contracts	$-	$20,914	$-	$-	$20,914

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$528,272	$-	$-	$528,272

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$162,446	$-	$-	$162,446
Rights*	-	695	-	-	695
Warrants*	-	- †	-	-	-

Total Value	$-	$163,141	$-	$-	$163,141

Realized Gain (Loss)#
Futures Contracts	$-	$(279,453)	$-	$-	$(279,453)
Rights	-	10	-	-	10

Total Realized Gain (Loss)	$-	$(279,443)	$-	$-	$(279,443)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$417,135	$-	$-	$417,135
Rights	-	695	-	-	695

Total Change in Appreciation (Depreciation)	$-	$417,830	$-	$-	$417,830

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified International Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$777,770	$-	$777,770
Futures Contracts^^	-	1,232	-	-	1,232

Total Value	$-	$1,232	$777,770	$-	$779,002

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(486,754)	$-	$(486,754)
Futures Contracts^^	-	(5,055)	-	-	(5,055)

Total Value	$-	$(5,055)	$(486,754)	$-	$(491,809)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(58,486)	$-	$(58,486)
Futures Contracts	-	(1,265)	-	-	(1,265)
Rights	-	1	-	-	1

Total Realized Gain (Loss)	$-	$(1,264)	$(58,486)	$-	$(59,750)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$415,169	$-	$415,169
Futures Contracts	-	(3,823)	-	-	(3,823)

Total Change in Appreciation (Depreciation)	$-	$(3,823)	$415,169	$-	$411,346

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$-	$-	$191,632	$-	$191,632
Futures Contracts^^	-	10,459	-	-	10,459

Total Value	$-	$10,459	$191,632	$-	$202,091

Liability Derivatives
Forward Contracts^	$-	$-	$(51,007)	$-	$(51,007)
Futures Contracts^^	-	(159,137)	-	-	(159,137)

Total Value	$-	$(159,137)	$(51,007)	$-	$(210,144)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$90,498	$-	$90,498
Futures Contracts	-	(632,358)	-	-	(632,358)
Rights	-	81	-	-	81

Total Realized Gain (Loss)	$-	$(632,277)	$90,498	$-	$(541,779)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$233,018	$-	$233,018
Futures Contracts	-	86,446	-	-	86,446
Rights	-	135	-	-	135

Total Change in Appreciation (Depreciation)	$-	$86,581	$233,018	$-	$319,599

Overseas Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$1,552,207	$-	$1,552,207
Futures Contracts^^	-	3,723	-	-	3,723

Total Value	$-	$3,723	$1,552,207	$-	$1,555,930

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund (Continued)
Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(896,462)	$-	$(896,462)
Forward Contracts^	-	-	(157,799)	-	(157,799)
Futures Contracts^^	-	(11,611)	-	-	(11,611)

Total Value	$-	$(11,611)	$(1,054,261)	$-	$(1,065,872)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(48,220)	$-	$(48,220)
Futures Contracts	-	(6,036)	-	-	(6,036)
Rights	-	51,975	-	-	51,975

Total Realized Gain (Loss)	$-	$45,939	$(48,220)	$-	$(2,281)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$696,367	$-	$696,367
Futures Contracts	-	(7,888)	-	-	(7,888)

Total Change in Appreciation (Depreciation)	$-	$(7,888)	$696,367	$-	$688,479

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Represents a security at $0 value as of March 31, 2016.

The Russell 2000 Small Cap Index Fund had no change in appreciation (depreciation) on warrants during the period ended March 31, 2016.

For the period ended March 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Forward Contracts ($)	Futures Contracts	Purchased Options	Swap Agreements ($)	Written Options	Rights	Warrants
Total Return Bond Fund	5,350,407	440	-	-	-	-	-
Strategic Bond Fund	27,792,805	1,352	4,255,290	285,318,667	1,440,670	-	-
S&P 500 Index Fund	-	609	-	-	-	-	-
Mid-Cap Value Fund	1,502,693	-	-	-	-	-	-
Small Company Value Fund	-	19	-	-	-	-	-
S&P Mid Cap Index Fund	-	66	-	-	-	-	-
Russell 2000 Small Cap Index Fund	-	61	-	-	-	1,804	1,428
Diversified International Fund	29,570,065	19	-	-	-	-	-
MSCI EAFE International Index Fund	31,422,348	249	-	-	-	-	-
Overseas Fund	56,774,720	44	-	-	-	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2016.

Notes to Financial Statements (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2016.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Barclays Bank PLC	$5,816	$-	$-	$5,816

Strategic Bond Fund
Bank of America N.A.	$13,349	$-	$-	$13,349
Barclays Bank PLC	100,660	(33,717)	-	66,943

	$114,009	$(33,717)	$-	$80,292

MSCI EAFE International Index Fund
Bank of New York Mellon	$39,305	$(5,440)	$-	$33,865
Citibank N.A.	43,513	(43,513)	-	-
Goldman Sachs Bank USA	5,118	-	-	5,118
JP Morgan Chase Bank N.A.	386	(386)	-	-
Morgan Stanley & Co. LLC	99,513	-	-	99,513
Societe Generale	3,797	(72)	-	3,725

	$191,632	$(49,411)	$-	$142,221

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2016.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Strategic Bond Fund
Barclays Bank PLC	$(33,717)	$33,717	$-	$-

MSCI EAFE International Index Fund
Bank of New York Mellon	$(5,440)	$5,440	$-	$-
Citibank N.A.	(44,721)	43,513	-	(1,208)
JP Morgan Chase Bank N.A.	(774)	386	-	(388)
Societe Generale	(72)	72	-	-

	$(51,007)	$49,411	$-	$(1,596)

Overseas Fund
State Street Bank and Trust Co.	$(157,799)	$-	$-	$(157,799)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Notes to Financial Statements (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions including, foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Contract to Deliver
JPY	600,000,000	Barclays Bank PLC*	06/27/16	$5,350,407	$5,816

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Contracts to Buy
INR	193,660,000	Bank of America N.A.	07/14/16	$2,883,347	$(11,136)

CNY	34,980,000	Barclays Bank PLC	04/12/16	5,414,861	(8,002)
EUR	3,910,000	Barclays Bank PLC	04/12/16	4,429,797	20,501

				9,844,658	12,499

CAD	3,782,820	Citibank N.A.	05/13/16	2,706,035	206,770

				$15,434,040	$208,133

Contracts to Deliver
EUR	770,000	Bank of America N.A.	04/12/16	$838,915	$(37,486)
EUR	1,185,385	Bank of America N.A.	05/13/16	1,341,701	(8,722)
JPY	162,470,000	Bank of America N.A.	04/12/16	1,384,279	(59,741)
SGD	3,880,000	Bank of America N.A.	04/12/16	2,714,995	(163,585)

				6,279,890	(269,534)

CNY	34,980,000	Barclays Bank PLC	04/12/16	5,211,628	(195,232)
CNY	34,980,000	Barclays Bank PLC	07/14/16	5,378,642	(9,520)
EUR	1,703,287	Barclays Bank PLC	04/12/16	1,855,739	(82,913)
PLN	5,540,000	Barclays Bank PLC	04/12/16	1,468,530	(15,991)

				13,914,539	(303,656)

EUR	458,785	Citibank N.A.	04/12/16	499,061	(23,120)
EUR	3,723,922	Citibank N.A.	05/13/16	4,189,035	(53,360)
JPY	325,422,637	Citibank N.A.	04/12/16	2,767,599	(124,731)

				7,455,695	(201,211)

EUR	786,893	UBS AG	05/13/16	882,745	(13,706)

				$28,532,869	$(788,107)

Mid-Cap Value Fund
Contract to Buy
CAD	37,043	Morgan Stanley & Co. LLC	06/30/16	$27,987	$538

Contracts to Deliver
JPY	21,161,282	Credit Suisse International	06/30/16	$188,439	$(81)

CAD	1,025,533	Morgan Stanley & Co. LLC	06/30/16	777,043	(12,646)

EUR	434,711	UBS AG	06/30/16	486,896	(9,100)

				$1,452,378	$(21,827)

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund
Contracts to Buy
CHF	577,103	BNP Paribas SA	04/14/16	$588,352	$12,088
JPY	29,582,915	BNP Paribas SA	04/14/16	260,238	2,706
NOK	1,728,535	BNP Paribas SA	04/14/16	201,484	7,403

				1,050,074	22,197

CHF	562,419	Citibank N.A.	04/14/16	567,532	17,630
GBP	131,286	Citibank N.A.	04/14/16	190,224	(1,659)
HKD	1,665,172	Citibank N.A.	04/14/16	214,552	120

				972,308	16,091

CHF	210,015	Deutsche Bank AG	04/14/16	212,293	6,214
GBP	257,302	Deutsche Bank AG	04/14/16	371,913	(2,352)

				584,206	3,862

AUD	3,591,466	Goldman Sachs Bank USA	04/14/16	2,504,850	246,943
DKK	3,267,925	Goldman Sachs Bank USA	04/14/16	476,613	22,555
EUR	699,678	Goldman Sachs Bank USA	04/14/16	763,808	32,601
JPY	166,610,587	Goldman Sachs Bank USA	04/14/16	1,442,999	37,900
SEK	5,836,551	Goldman Sachs Bank USA	04/14/16	686,800	32,396

				5,875,070	372,395

GBP	607,957	HSBC Bank PLC	04/14/16	863,877	9,327
SGD	1,097,401	HSBC Bank PLC	04/14/16	761,569	52,588

				1,625,446	61,915

CHF	448,940	Merrill Lynch International	04/14/16	463,762	3,331
EUR	141,524	Merrill Lynch International	04/14/16	159,576	1,514

				623,338	4,845

EUR	636,038	Morgan Stanley & Co. LLC	04/14/16	690,557	33,413
JPY	31,060,274	Morgan Stanley & Co. LLC	04/14/16	272,049	4,027

				962,606	37,440

AUD	295,716	Royal Bank of Canada	04/14/16	202,707	23,872
CHF	1,453,040	Royal Bank of Canada	04/14/16	1,460,902	50,894

				1,663,609	74,766

CHF	448,726	Standard Chartered Bank	04/14/16	442,308	24,563
EUR	514,358	Standard Chartered Bank	04/14/16	559,276	26,191
GBP	300,445	Standard Chartered Bank	04/14/16	422,648	8,878
JPY	209,827,831	Standard Chartered Bank	04/14/16	1,781,006	84,025

				3,205,238	143,657

HKD	3,344,811	State Street Bank and Trust	04/14/16	429,929	1,280

JPY	17,495,053	UBS AG	04/14/16	152,496	3,006

				$17,144,320	$741,454

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver
DKK	2,312,823	BNP Paribas SA	04/14/16	$341,892	$(11,386)
EUR	875,702	BNP Paribas SA	04/14/16	968,249	(28,519)
JPY	73,665,638	BNP Paribas SA	04/14/16	639,845	(14,924)
SEK	1,781,661	BNP Paribas SA	04/14/16	208,481	(11,060)

				2,158,467	(65,889)

CHF	172,235	Citibank N.A.	04/14/16	172,404	(6,795)
EUR	566,156	Citibank N.A.	04/14/16	620,018	(24,410)

				792,422	(31,205)

GBP	212,117	Deutsche Bank AG	04/14/16	314,395	9,732
HKD	1,758,113	Deutsche Bank AG	04/14/16	225,689	(965)
NOK	833,044	Deutsche Bank AG	04/14/16	93,989	(6,681)

				634,073	2,086

CHF	644,696	Goldman Sachs Bank USA	04/14/16	644,869	(25,897)
GBP	125,201	Goldman Sachs Bank USA	04/14/16	175,278	(4,547)

				820,147	(30,444)

EUR	240,749	HSBC Bank PLC	04/14/16	269,965	(4,067)

CHF	438,434	Merrill Lynch International	04/14/16	435,648	(20,516)
EUR	3,543,346	Merrill Lynch International	04/14/16	3,854,317	(178,897)
GBP	234,921	Merrill Lynch International	04/14/16	336,061	(1,354)

				4,626,026	(200,767)

EUR	586,408	Morgan Stanley & Co. LLC	04/14/16	636,361	(31,118)
JPY	20,701,354	Morgan Stanley & Co. LLC	04/14/16	183,543	(458)

				819,904	(31,576)

GBP	1,854,086	Royal Bank of Canada	04/14/16	2,668,658	5,649
JPY	17,849,945	Royal Bank of Canada	04/14/16	156,952	(1,705)

				2,825,610	3,944

EUR	170,036	Societe Generale	04/14/16	186,421	(7,123)

AUD	394,306	Standard Chartered Bank	04/14/16	294,652	(7,467)
EUR	259,475	Standard Chartered Bank	04/14/16	283,217	(12,130)
GBP	520,356	Standard Chartered Bank	04/14/16	736,963	(10,420)

				1,314,832	(30,017)

EUR	506,375	State Street Bank and Trust	04/14/16	556,823	(19,558)
HKD	1,087,470	State Street Bank and Trust	04/14/16	140,207	12
JPY	22,081,595	State Street Bank and Trust	04/14/16	185,510	(10,760)
SEK	2,753,658	State Street Bank and Trust	04/14/16	326,399	(12,914)

				1,208,939	(43,220)

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
JPY	22,578,067	UBS AG	04/14/16		$188,253	$(12,430)

					$15,845,059	$(450,708)

Cross Currency Forwards
EUR	145,762	Deutsche Bank AG	04/14/16	JPY	18,687,157	$(185)

EUR	311,165	Goldman Sachs Bank USA	04/14/16	JPY	40,771,172	(8,206)

NOK	833,044	Royal Bank of Canada	04/14/16	GBP	67,146	4,229
EUR	67,710	Royal Bank of Canada	04/14/16	HKD	577,702	2,594
EUR	137,936	Royal Bank of Canada	04/14/16	GBP	102,289	10,089

						16,912

EUR	221,523	Societe Generale	04/14/16	JPY	29,296,570	(8,251)

						$270

MSCI EAFE International Index Fund
Contracts to Buy
CHF	242,283	Bank of New York Mellon*	06/15/16		$250,000	$2,773
EUR	638,490	Bank of New York Mellon*	06/15/16		719,000	9,132
GBP	1,609,774	Bank of New York Mellon*	06/15/16		2,311,612	942
JPY	323,208,748	Bank of New York Mellon*	06/15/16		2,851,211	26,458

					6,131,823	39,305

AUD	632,762	Citibank N.A.*	06/15/16		474,930	8,519
CHF	957,905	Citibank N.A.*	06/15/16		979,696	19,682
DKK	666,151	Citibank N.A.*	06/15/16		102,000	(46)
EUR	316,336	Citibank N.A.*	06/15/16		360,000	749
ILS	195,433	Citibank N.A.*	06/15/16		50,355	1,758
JPY	29,273,189	Citibank N.A.*	06/15/16		260,000	632

					2,226,981	31,294

EUR	302,630	Goldman Sachs Bank USA*	06/15/16		340,000	5,118

AUD	208,588	JP Morgan Chase Bank N.A.*	06/15/16		160,000	(633)
JPY	16,831,553	JP Morgan Chase Bank N.A.*	06/15/16		150,000	(141)

					310,000	(774)

EUR	3,756,514	Morgan Stanley & Co. LLC*	06/15/16		4,190,232	93,685
JPY	30,512,657	Morgan Stanley & Co. LLC*	06/15/16		270,000	1,668
SEK	1,271,320	Morgan Stanley & Co. LLC*	06/15/16		152,843	4,160

					4,613,075	99,513

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Buy (Continued)
DKK	533,411	Societe Generale*	06/15/16	$79,660	$1,978
HKD	1,856,005	Societe Generale*	06/15/16	239,428	(72)
SGD	111,741	Societe Generale*	06/15/16	81,050	1,819

				400,138	3,725

				$14,022,017	$178,181

Contracts to Deliver
EUR	370,083	Bank of New York*	06/15/16	$416,602	$(5,440)

AUD	381,849	Citibank N.A.*	06/15/16	290,000	(1,744)
CHF	696,409	Citibank N.A.*	06/15/16	720,000	(6,561)
EUR	1,919,439	Citibank N.A.*	06/15/16	2,160,000	(28,923)
GBP	513,339	Citibank N.A.*	06/15/16	730,000	(7,447)
JPY	199,678,796	Citibank N.A.*	06/15/16	1,790,000	12,173

				5,690,000	(32,502)

JPY	49,375,792	JP Morgan Chase Bank N.A.*	06/15/16	440,000	386

				$6,546,602	$(37,556)

Overseas Fund
Contracts to Buy
JPY	59,247,520	BNP Paribas SA	04/14/16	$521,195	$5,420
NOK	2,794,733	BNP Paribas SA	04/14/16	325,764	11,969

				846,959	17,389

GBP	192,803	Citibank N.A.	04/14/16	279,359	(2,437)
CHF	1,109,111	Citibank N.A.	04/14/16	1,119,757	34,203

				1,399,116	31,766

CHF	1,334,288	Deutsche Bank AG	04/14/16	1,373,442	14,800
GBP	847,099	Deutsche Bank AG	04/14/16	1,224,427	(7,745)

				2,597,869	7,055

AUD	8,075,429	Goldman Sachs Bank USA	04/14/16	5,632,167	555,251
CHF	1,182,680	Goldman Sachs Bank USA	04/14/16	1,205,826	24,678
DKK	7,870,101	Goldman Sachs Bank USA	04/14/16	1,147,821	54,319
EUR	403,593	Goldman Sachs Bank USA	04/14/16	441,626	17,764
JPY	324,461,660	Goldman Sachs Bank USA	04/14/16	2,811,098	72,843
SEK	3,227,250	Goldman Sachs Bank USA	04/14/16	379,758	17,913

				11,618,296	742,768

GBP	737,417	HSBC Bank PLC	04/14/16	1,044,293	14,853
SGD	2,581,312	HSBC Bank PLC	04/14/16	1,791,365	123,698

				2,835,658	138,551

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
EUR	288,478	Merrill Lynch International	04/14/16	$325,274	$3,086

				325,274	3,086

EUR	629,353	Morgan Stanley & Co. LLC	04/14/16	683,142	33,219

CHF	2,198,987	Royal Bank of Canada	04/14/16	2,212,016	75,891
EUR	666,071	Royal Bank of Canada	04/14/16	723,575	34,581

				2,935,591	110,472

AUD	601,683	Societe Generale	04/14/16	415,376	45,635
JPY	89,819,222	Societe Generale	04/14/16	788,447	9,900
SEK	9,195,750	Societe Generale	04/14/16	1,074,561	58,565

				2,278,384	114,100

CHF	788,907	Standard Chartered Bank	04/14/16	777,622	43,185
EUR	1,308,351	Standard Chartered Bank	04/14/16	1,424,442	64,789
GBP	623,369	Standard Chartered Bank	04/14/16	877,013	18,328
JPY	313,367,476	Standard Chartered Bank	04/14/16	2,650,182	135,149

				5,729,259	261,451

HKD	6,803,474	State Street Bank and Trust Co.	04/14/16	874,493	2,604

				$31,473,493	$1,462,461

Contracts to Deliver
DKK	4,561,543	BNP Paribas SA	04/14/16	$674,323	$(22,443)
EUR	1,859,236	BNP Paribas SA	04/14/16	2,047,856	(68,421)
JPY	64,171,419	BNP Paribas SA	04/14/16	568,398	(1,982)
SEK	3,539,640	BNP Paribas SA	04/14/16	414,169	(21,995)

				3,704,746	(114,841)

CHF	443,844	Citibank N.A.	04/14/16	444,280	(17,511)
EUR	1,057,504	Citibank N.A.	04/14/16	1,158,187	(45,517)
GBP	913,996	Citibank N.A.	04/14/16	1,324,574	11,809
HKD	2,896,311	Citibank N.A.	04/14/16	373,180	(210)

				3,300,221	(51,429)

JPY	50,359,784	Credit Suisse International	04/14/16	419,144	(28,473)

GBP	500,749	Deutsche Bank AG	04/14/16	742,197	22,975
JPY	33,728,007	Deutsche Bank AG	04/14/16	295,811	(3,977)
NOK	4,365,124	Deutsche Bank AG	04/14/16	492,500	(35,010)
SEK	3,220,859	Deutsche Bank AG	04/14/16	378,007	(18,876)

				1,908,515	(34,888)

Notes to Financial Statements (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
CHF	1,299,182	Goldman Sachs Bank USA	04/14/16		$1,299,532	$(52,186)
GBP	207,474	Goldman Sachs Bank USA	04/14/16		298,673	680

					1,598,205	(51,506)

EUR	475,826	HSBC Bank PLC	04/14/16		533,570	(8,039)

EUR	7,146,983	Merrill Lynch International	04/14/16		7,774,216	(360,838)
GBP	475,332	Merrill Lynch International	04/14/16		679,975	(2,741)

					8,454,191	(363,579)

EUR	301,612	Morgan Stanley & Co. LLC	04/14/16		327,305	(16,005)
JPY	36,331,565	Morgan Stanley & Co. LLC	04/14/16		322,125	(804)

					649,430	(16,809)

AUD	430,009	Royal Bank of Canada	04/14/16		301,773	(27,701)
GBP	2,758,143	Royal Bank of Canada	04/14/16		3,943,820	(17,680)

					4,245,593	(45,381)

EUR	342,416	Societe Generale	04/14/16		375,360	(14,395)

AUD	779,554	Standard Chartered Bank	04/14/16		582,535	(14,762)
EUR	523,123	Standard Chartered Bank	04/14/16		570,988	(24,456)

					1,153,523	(39,218)

AUD	650,000	State Street Bank and Trust Co.*	12/21/16		478,244	(14,463)
CHF	5,144,000	State Street Bank and Trust Co.*	09/21/16		5,249,837	(143,336)
EUR	836,515	State Street Bank and Trust Co.	04/14/16		920,571	(31,593)
HKD	2,224,480	State Street Bank and Trust Co.	04/14/16		286,802	24
SEK	5,445,747	State Street Bank and Trust Co.	04/14/16		645,500	(25,540)

					7,580,954	(214,908)

GBP	348,798	UBS AG	04/14/16		520,093	19,117

					$34,443,545	$(964,349)

Cross Currency Forwards
EUR	478,365	Citibank N.A.	04/14/16	DKK	3,569,389	$(717)

EUR	598,205	Deutsche Bank AG	04/14/16	JPY	76,691,979	(761)

EUR	501,823	Societe Generale	04/14/16	JPY	66,366,384	(18,690)

EUR	476,988	Standard Chartered Bank	04/14/16	JPY	61,640,951	(4,957)
NOK	4,365,124	Standard Chartered Bank	04/14/16	GBP	349,894	24,959

						$(166)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

*	Contracts are subject to an MNA.

Notes to Financial Statements (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at March 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/16	293	$64,093,750	$184,543
U.S. Treasury Note 5 Year	06/30/16	377	45,678,852	38,244

				$222,787

Strategic Bond Fund
Futures Contracts — Long
Euro Bobl	06/08/16	34	$5,072,074	$(8,962)
U.S. Treasury Note 10 Year	06/21/16	94	12,256,719	(7,009)
U.S. Treasury Ultra Long Bond	06/21/16	86	14,837,687	(121,162)
U.S. Treasury Note 5 Year	06/30/16	518	62,762,985	169,692

				$32,559

Notes to Financial Statements (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
Euro Bund	06/08/16	52	$(9,663,773)	$(24,642)
90 Day Eurodollar	06/13/16	113	(28,055,075)	(19,105)
Euro FX	06/13/16	5	(713,250)	(22,641)
U.S. Treasury Long Bond	06/21/16	32	(5,262,000)	(28,917)
U.S. Treasury Ultra 10 Year	06/21/16	21	(2,955,750)	(15,818)
U.S. Treasury Note 2 Year	06/30/16	16	(3,500,000)	(99)
90 Day Eurodollar	12/19/16	542	(134,382,125)	(254,274)

				$(365,496)

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/17/16	579	$59,390,925	$1,399,074

Small Company Value Fund
Futures Contracts — Long
Russell 2000 Mini Index	06/17/16	19	$2,108,240	$90,105

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	06/17/16	65	$9,367,800	$240,100

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	06/17/16	46	$5,104,160	$162,446

Diversified International Fund
Futures Contracts — Long
Topix Index	06/09/16	2	$239,460	$1,232
Euro Stoxx 50 Index	06/17/16	13	433,574	(3,705)
FTSE 100 Index	06/17/16	4	351,191	(1,350)

				$(3,823)

MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	04/28/16	3	$402,335	$8,369
Topix Index	06/09/16	27	3,232,707	(7,964)
SPI 200 Index	06/16/16	11	1,067,919	(18,541)
Euro Stoxx 50 Index	06/17/16	181	6,036,684	(132,632)
FTSE 100 Index	06/17/16	34	2,985,129	2,090

				$(148,678)

Overseas Fund
Futures Contracts — Long
Topix Index	06/09/16	6	$718,379	$3,723
Euro Stoxx 50 Index	06/17/16	28	933,852	(8,026)
FTSE 100 Index	06/17/16	10	877,979	(3,585)

				$(7,888)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular

Notes to Financial Statements (Continued)

predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized

Notes to Financial Statements (Continued)

appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap transactions at March 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund*
Credit Default Swaps — Sell Protection††
OTC Swaps
Barclays Bank PLC	USD	97,000	12/20/20	1.000%	Brazil Government International Bond	$6,300	$(15,807)	$(9,507)
Barclays Bank PLC	USD	247,000	12/20/20	1.000%	Brazil Government International Bond	15,865	(40,075)	(24,210)

						22,165	(55,882)	(33,717)

Centrally Cleared Swaps
	USD	3,200,000	12/20/20	1.000%	CDX.NA.IG.25 V1†(Rating:AAA)**	(393)	16,481	16,088
	USD	3,840,000	12/20/20	5.000%	CDX.NA.HY.25V1†(Rating:AAA)**	31,983	79,261	111,244

						31,590	95,742	127,332

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	392,960,000	6/15/16	Fixed 0.420%	MSD Fed Funds Rate H.15	$(22,595)	$-	$(22,595)
	USD	91,830,000	7/27/16	Fixed 0.550%	MSD Fed Funds Rate H.15	(14,454)	-	(14,454)
	USD	10,400,000	8/31/22	Fixed 1.897%	3-Month USD-LIBOR	(354,645)	-	(354,645)
	USD	16,244,000	11/30/22	Fixed 1.900%	3-Month USD-LIBOR	(548,988)	-	(548,988)
	USD	3,168,000	2/15/41	Fixed 2.720%	3-Month USD-LIBOR	(380,840)	(5,326)	(386,166)

						(1,321,522)	(5,326)	(1,326,848)

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $643,518 in cash at March 31, 2016.
**	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

Notes to Financial Statements (Continued)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group or Western Asset Management Company’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the

Notes to Financial Statements (Continued)

underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at March 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the contract.

	Units	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
	319	6/13/16	Eurodollar Future, Put, Strike 99.38	$158,463	$63,800

Notes to Financial Statements (Continued)

Transactions in written option contracts during the period ended March 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at September 30, 2015	3,780,000	$50,604
Options written	5,861,838	480,045
Options terminated in closing purchase transactions	(6,860,703)	(119,193)
Options expired	(2,780,740)	(219,021)
Options exercised	(76)	(33,972)

Options outstanding at March 31, 2016	319	$158,463

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only

Notes to Financial Statements (Continued)

upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2016, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Financial Statements (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2016.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended March 31, 2016, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Large Cap Value Fund	$89,441	$17,992	$71,449
Fundamental Growth Fund	3,690	746	2,944
Growth Opportunities Fund	103,928	20,843	83,085
Small Company Value Fund	144,338	28,933	115,405
S&P Mid Cap Index Fund	73,975	14,830	59,145
Russell 2000 Small Cap Index Fund	494,339	98,972	395,367
Mid Cap Growth Equity II Fund	1,065,400	213,506	851,894
Small Cap Growth Equity Fund	310,939	62,374	248,565
Diversified International Fund	22,691	4,597	18,094
MSCI EAFE International Index Fund	79,365	15,888	63,477
Overseas Fund	108,165	21,795	86,370

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Financial Statements (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund*	0.35% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.32% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management,
	0.475% on any excess over $400 million	LLC; and Loomis, Sayles & Company, L.P.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Wellington Management Company LLP
0.575% on the next $250 million; and
0.55% on any excess over $1.5 billion
Large Cap Value Fund	0.60% on the first $750 million; and	Barrow, Hanley, Mewhinney & Strauss LLC;
	0.55% on any excess over $750 million	and Huber Capital Management, LLC
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Focused Value Fund	0.69% on the first $1 billion; and	Harris Associates L.P.
0.64% on any excess over $1 billion
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP
0.60% on any excess over $300 million
Blue Chip Growth Fund	0.65% on the first $750 million; and	T. Rowe Price Associates, Inc.; and
	0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund*	0.70% on the first $300 million; and	American Century Investment Management,
	0.65% on any excess over $300 million	Inc.; and Systematic Financial
Management, L.P.
Small Cap Value Equity Fund*	0.75% on the first $300 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC;
	0.70% on any excess over $300 million	and Wellington Management Company LLP

Notes to Financial Statements (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Small Company Value Fund	0.85% on the first $750 million; and	Invesco Advisers, Inc.;
	0.80% on any excess over $750 million	Federated Clover Investment Advisors; and
T. Rowe Price Associates, Inc.
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Equity II Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Wellington Management Company LLP
0.78% on any excess over $1 billion
Diversified International Fund	0.80% on the first $250 million; and	J.P. Morgan Investment Management Inc.
0.78% on any excess over $250 million
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.;
	0.775% on the next $500 million; and	J.P. Morgan Investment Management Inc.; and
	0.75% on any excess over $1.25 billion	Massachusetts Financial Services Company

*	Prior to January 1, 2016, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
Total Return Bond Fund	0.35% on the first $3 billion; and
0.32% on any excess over $3 billion
Mid-Cap Value Fund	0.70% on the first $350 million; and
0.65% on any excess over $350 million
Small Cap Value Equity Fund	0.75% on the first $350 million; and
0.70% on any excess over $350 million

MML Advisers has entered into an investment subadvisory agreement with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of Oppenheimer Funds, Inc., a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Growth Equity Fund. This agreement provides that OFI Global Institutional manage the investment and reinvestment of the assets of the Small Cap Growth Equity Fund. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon the Small Cap Growth Equity Fund’s average daily net assets, at the following annual rate:

Small Cap Growth Equity Fund	0.55% of the first $50 million;
0.45% of the next $50 million; and
0.40% of any excess over $100 million

Notes to Financial Statements (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Large Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Focused Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Equity II Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified International Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Notes to Financial Statements (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Bond Fund*	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Large Cap Value Fund*	0.63%	0.73%	0.83%	0.93%	1.18%	1.08%	1.33%
Fundamental Growth Fund*	0.70%	0.80%	0.90%	1.00%	1.25%	1.15%	1.40%
Mid-Cap Value Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
Small Cap Value Equity Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
S&P Mid Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Russell 2000 Small Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Diversified International Fund*	0.90%	1.00%	1.10%	1.20%	1.45%	1.35%	1.60%
MSCI EAFE International Index Fund*	0.25%	0.35%	0.50%	0.60%	0.85%	0.75%	1.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2017.

MML Advisers has contractually agreed to waive 0.05% of the advisory fee for each class of the Total Return Bond Fund through January 31, 2017.

MML Advisers has agreed to voluntarily waive 0.02% of the advisory fee for each class of the Small Company Value Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2016, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$5,399
Fundamental Value Fund	470
Large Cap Value Fund	2,185
Fundamental Growth Fund	8
Blue Chip Growth Fund	12,961
Growth Opportunities Fund	12,641
Mid-Cap Value Fund	4,038
Small Cap Value Equity Fund	4,638
Small Company Value Fund	31,058
Mid Cap Growth Equity II Fund	44,778
Small Cap Growth Equity Fund	11,117
Diversified International Fund	304

Notes to Financial Statements (Continued)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2016:

Total % of Ownership by Related Party
Total Return Bond Fund	73.7%
Strategic Bond Fund	78.6%
Diversified Value Fund	46.1%
Fundamental Value Fund	83.7%
Large Cap Value Fund	96.0%
S&P 500 Index Fund	61.8%
Focused Value Fund	78.0%
Fundamental Growth Fund	93.3%
Blue Chip Growth Fund	78.0%
Growth Opportunities Fund	53.8%
Mid-Cap Value Fund	90.2%
Small Cap Value Equity Fund	68.3%
Small Company Value Fund	72.8%
S&P Mid Cap Index Fund	67.8%
Russell 2000 Small Cap Index Fund	76.0%
Mid Cap Growth Equity II Fund	48.3%
Small Cap Growth Equity Fund	89.1%
Diversified International Fund	99.6%
MSCI EAFE International Index Fund	84.3%
Overseas Fund	83.8%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$1,651,064,143	$107,360,688	$1,936,633,004	$322,774,678
Strategic Bond Fund	297,131,762	32,143,740	286,960,098	29,832,184
Diversified Value Fund	-	76,844,989	-	72,858,386
Fundamental Value Fund	-	81,955,113	-	154,558,190
Large Cap Value Fund	-	3,917,943	-	43,923,276

Notes to Financial Statements (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
S&P 500 Index Fund	$-	$68,737,036	$-	$84,110,655
Focused Value Fund	-	130,814,315	-	177,530,289
Fundamental Growth Fund	-	33,249,342	-	36,568,019
Blue Chip Growth Fund	-	240,806,007	-	227,774,032
Growth Opportunities Fund	-	124,309,895	-	172,736,509
Mid-Cap Value Fund	-	48,675,068	-	97,948,892
Small Cap Value Equity Fund	-	27,713,838	-	24,449,826
Small Company Value Fund	-	90,440,353	-	122,478,111
S&P Mid Cap Index Fund	-	66,189,389	-	32,268,812
Russell 2000 Small Cap Index Fund	-	41,514,835	-	18,615,517
Mid Cap Growth Equity II Fund	-	807,268,713	-	390,249,942
Small Cap Growth Equity Fund	-	205,195,854	-	227,135,285
Diversified International Fund	-	36,420,882	-	25,904,325
MSCI EAFE International Index Fund	-	75,221,735	-	3,902,718
Overseas Fund	-	146,174,218	-	111,868,998

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	6,292,782	$63,326,281	18,240,893	$186,336,338	12,374,866	$128,094,390
Issued as reinvestment of dividends	1,328,858	13,115,837	49,531	501,744	1,985,967	20,072,149
Redeemed	(33,519,848)	(337,699,997)	(11,316,431)	(115,196,159)	(10,405,206)	(108,314,023)

Net increase (decrease)	(25,898,208)	$(261,257,879)	6,973,993	$71,641,923	3,955,627	$39,852,516

Total Return Bond Fund Class R5
Sold	717,736	$7,229,645	3,359,795	$34,119,912	4,657,972	$47,831,843
Issued as reinvestment of dividends	392,482	3,869,875	14,126	142,811	663,071	6,695,507
Redeemed	(5,112,461)	(50,544,720)	(1,726,724)	(17,492,010)	(7,894,508)	(81,970,286)

Net increase (decrease)	(4,002,243)	$(39,445,200)	1,647,197	$16,770,713	(2,573,465)	$(27,442,936)

Total Return Bond Fund Service Class
Sold	2,860,295	$28,744,949	3,477,005	$35,457,322	7,562,325	$77,582,745
Issued as reinvestment of dividends	451,372	4,468,584	21,509	218,099	1,320,399	13,373,320
Redeemed	(4,047,132)	(40,659,409)	(14,194,969)	(145,467,975)	(12,670,588)	(131,605,604)

Net increase (decrease)	(735,465)	$(7,445,876)	(10,696,455)	$(109,792,554)	(3,787,864)	$(40,649,539)

Total Return Bond Fund Administrative Class
Sold	1,294,131	$12,904,991	1,643,329	$16,634,358	2,556,239	$26,330,652
Issued as reinvestment of dividends	181,285	1,783,840	8,352	84,192	368,207	3,707,342
Redeemed	(1,583,078)	(15,906,887)	(1,410,528)	(14,274,405)	(5,021,600)	(51,791,307)

Net increase (decrease)	(107,662)	$(1,218,056)	241,153	$2,444,145	(2,097,154)	$(21,753,313)

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Total Return Bond Fund Class A*
Sold	140,737	$1,420,407	185,423	$1,892,536	11,343	$116,031
Issued as reinvestment of dividends	4,231	41,765	173	1,752	408	4,130
Redeemed	(104,011)	(1,048,751)	(146)	(1,477)	-	-

Net increase (decrease)	40,957	$413,421	185,450	$1,892,811	11,751	$120,161

Total Return Bond Fund Class R4
Sold	1,639,015	$16,431,048	3,368,318	$34,374,865	3,733,242	$38,656,555
Issued as reinvestment of dividends	647,495	6,410,199	31,833	322,470	1,558,586	15,800,276
Redeemed	(4,195,787)	(42,167,248)	(8,366,538)	(85,230,152)	(12,855,734)	(132,876,051)

Net increase (decrease)	(1,909,277)	$(19,326,001)	(4,966,387)	$(50,532,817)	(7,563,906)	$(78,419,220)

Total Return Bond Fund Class R3
Sold	670,097	$6,688,725	946,344	$9,556,029	1,181,182	$12,129,982
Issued as reinvestment of dividends	85,167	838,891	4,726	47,546	183,386	1,848,059
Redeemed	(1,075,940)	(10,720,719)	(1,006,269)	(10,178,692)	(1,301,597)	(13,439,309)

Net increase (decrease)	(320,676)	$(3,193,103)	(55,199)	$(575,117)	62,971	$538,732

Strategic Bond Fund Class I*
Sold	2,409,805	$24,466,176	3,025,648	$31,176,659	6,168,645	$62,639,031
Issued as reinvestment of dividends	212,776	2,104,352	1,754	17,943	188,600	1,908,342
Redeemed	(1,152,073)	(11,659,376)	(1,717,030)	(17,650,388)	(957,212)	(9,950,212)

Net increase (decrease)	1,470,508	$14,911,152	1,310,372	$13,544,214	5,400,033	$54,597,161

Strategic Bond Fund Class R5
Sold	1,012,463	$10,211,163	951,311	$9,779,066	1,561,380	$15,913,455
Issued as reinvestment of dividends	147,672	1,461,955	1,316	13,473	138,486	1,402,720
Redeemed	(445,837)	(4,514,415)	(598,462)	(6,165,817)	(5,437,813)	(54,956,959)

Net increase (decrease)	714,298	$7,158,703	354,165	$3,626,722	(3,737,947)	$(37,640,784)

Strategic Bond Fund Service Class
Sold	1,238,445	$12,595,473	1,652,021	$16,950,578	1,394,835	$14,309,448
Issued as reinvestment of dividends	182,129	1,803,081	1,542	15,779	165,370	1,675,049
Redeemed	(2,284,352)	(22,767,475)	(882,568)	(9,065,280)	(346,261)	(3,586,076)

Net increase (decrease)	(863,778)	$(8,368,921)	770,995	$7,901,077	1,213,944	$12,398,421

Strategic Bond Fund Administrative Class
Sold	710,625	$7,114,032	1,589,064	$16,242,243	1,468,557	$15,123,074
Issued as reinvestment of dividends	89,506	885,218	974	9,938	81,888	827,689
Redeemed	(575,080)	(5,863,746)	(741,869)	(7,540,944)	(273,046)	(2,804,308)

Net increase (decrease)	225,051	$2,135,504	848,169	$8,711,237	1,277,399	$13,146,455

Strategic Bond Fund Class A
Sold	717,198	$7,179,436	1,417,193	$14,443,323	926,824	$9,547,387
Issued as reinvestment of dividends	105,120	1,037,539	992	10,094	95,974	969,209
Redeemed	(484,273)	(4,838,976)	(633,228)	(6,457,971)	(635,092)	(6,484,335)

Net increase (decrease)	338,045	$3,377,999	784,957	$7,995,446	387,706	$4,032,261

Strategic Bond Fund Class R4*
Sold	847,214	$8,456,303	1,802,854	$18,235,647	9,950	$100,105
Issued as reinvestment of dividends	43,560	428,630	418	4,254	335	3,382
Redeemed	(216,894)	(2,191,851)	(362,794)	(3,679,622)	- ++	(4)

Net increase (decrease)	673,880	$6,693,082	1,440,478	$14,560,279	10,285	$103,483

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Strategic Bond Fund Class R3
Sold	260,709	$2,574,125	244,824	$2,480,756	103,970	$1,071,210
Issued as reinvestment of dividends	8,070	79,005	108	1,085	6,142	61,516
Redeemed	(45,604)	(452,268)	(153,082)	(1,545,581)	(13,225)	(134,917)

Net increase (decrease)	223,175	$2,200,862	91,850	$936,260	96,887	$997,809

Diversified Value Fund Class I*
Sold	9,643,664	$133,705,771	1,436,181	$21,221,657	7,567,056	$106,623,048
Issued as reinvestment of dividends	86,337	1,221,667	17,891	253,157	132,204	1,894,736
Redeemed	(840,022)	(11,831,887)	(2,481,481)	(36,978,599)	(1,112,784)	(16,114,820)

Net increase (decrease)	8,889,979	$123,095,551	(1,027,409)	$(15,503,785)	6,586,476	$92,402,964

Diversified Value Fund Class R5
Sold	1,078,962	$14,950,615	1,125,254	$16,583,302	2,601,260	$36,426,859
Issued as reinvestment of dividends	212,521	3,009,308	48,422	685,168	306,886	4,403,852
Redeemed	(9,280,597)	(129,026,249)	(1,850,492)	(27,552,935)	(11,371,523)	(159,281,963)

Net increase (decrease)	(7,989,114)	$(111,066,326)	(676,816)	$(10,284,465)	(8,463,377)	$(118,451,252)

Diversified Value Fund Service Class
Sold	80,976	$1,114,046	205,495	$3,028,198	177,927	$2,534,210
Issued as reinvestment of dividends	14,307	202,722	3,490	49,357	19,836	284,578
Redeemed	(427,246)	(5,817,509)	(195,566)	(2,897,941)	(717,568)	(9,501,946)

Net increase (decrease)	(331,963)	$(4,500,741)	13,419	$179,614	(519,805)	$(6,683,158)

Diversified Value Fund Administrative Class
Sold	18,140	$253,990	70,463	$1,052,336	222,790	$3,252,863
Issued as reinvestment of dividends	4,700	66,927	1,445	20,511	10,984	158,192
Redeemed	(96,689)	(1,346,092)	(259,643)	(3,970,037)	(172,479)	(2,394,920)

Net increase (decrease)	(73,849)	$(1,025,175)	(187,735)	$(2,897,190)	61,295	$1,016,135

Diversified Value Fund Class A
Sold	165,123	$2,275,646	222,090	$3,251,370	270,051	$3,840,176
Issued as reinvestment of dividends	12,875	182,440	4,963	69,975	22,872	328,416
Redeemed	(276,087)	(3,793,809)	(299,257)	(4,415,825)	(498,077)	(7,136,792)

Net increase (decrease)	(98,089)	$(1,335,723)	(72,204)	$(1,094,480)	(205,154)	$(2,968,200)

Diversified Value Fund Class R4*
Sold	3,855	$50,181	13,207	$196,312	7,222	$100,105
Issued as reinvestment of dividends	151	2,136	42	588	125	1,789
Redeemed	(376)	(5,227)	(58)	(857)	- ++	(4)

Net increase (decrease)	3,630	$47,090	13,191	$196,043	7,347	$101,890

Diversified Value Fund Class R3
Sold	84,619	$1,166,235	11,417	$171,743	1,265	$17,826
Issued as reinvestment of dividends	428	6,062	56	792	172	2,482
Redeemed	(6,390)	(88,845)	(6,360)	(95,922)	(647)	(9,378)

Net increase (decrease)	78,657	$1,083,452	5,113	$76,613	790	$10,930

Fundamental Value Fund Class I
Sold	3,704,093	$42,838,516	7,068,781	$95,557,820	11,726,504	$163,135,040
Issued as reinvestment of dividends	4,701,123	54,156,933	971,011	12,594,012	2,303,702	31,495,322
Redeemed	(2,330,472)	(27,787,689)	(3,380,438)	(47,079,342)	(4,479,246)	(63,154,301)

Net increase (decrease)	6,074,744	$69,207,760	4,659,354	$61,072,490	9,550,960	$131,476,061

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Fundamental Value Fund Class R5
Sold	2,633,519	$31,887,443	1,843,418	$25,855,879	5,401,394	$76,019,451
Issued as reinvestment of dividends	4,518,213	52,275,725	1,065,750	13,854,744	3,167,073	43,482,460
Redeemed	(7,837,946)	(91,247,359)	(9,298,273)	(126,557,705)	(7,996,876)	(113,228,906)

Net increase (decrease)	(686,214)	$(7,084,191)	(6,389,105)	$(86,847,082)	571,591	$6,273,005

Fundamental Value Fund Service Class
Sold	2,016,415	$25,779,488	636,291	$8,843,016	2,001,363	$28,233,572
Issued as reinvestment of dividends	1,886,001	21,745,589	385,293	4,989,545	1,172,410	16,033,245
Redeemed	(3,755,191)	(43,592,003)	(3,214,291)	(45,170,669)	(3,458,729)	(48,171,091)

Net increase (decrease)	147,225	$3,933,074	(2,192,707)	$(31,338,108)	(284,956)	$(3,904,274)

Fundamental Value Fund Administrative Class
Sold	399,684	$4,670,786	1,109,389	$15,387,968	1,820,385	$25,427,872
Issued as reinvestment of dividends	1,042,492	12,082,482	248,372	3,231,319	715,302	9,858,080
Redeemed	(1,313,050)	(15,930,081)	(1,944,132)	(27,148,185)	(4,053,689)	(57,705,459)

Net increase (decrease)	129,126	$823,187	(586,371)	$(8,528,898)	(1,518,002)	$(22,419,507)

Fundamental Value Fund Class A
Sold	463,144	$5,421,146	588,520	$8,122,915	1,086,897	$15,133,078
Issued as reinvestment of dividends	1,760,850	20,196,951	419,771	5,398,259	1,199,791	16,363,720
Redeemed	(1,206,201)	(14,694,071)	(2,736,156)	(37,691,444)	(6,932,280)	(96,333,318)

Net increase (decrease)	1,017,793	$10,924,026	(1,727,865)	$(24,170,270)	(4,645,592)	$(64,836,520)

Fundamental Value Fund Class R4*
Sold	7,728	$99,102	143,990	$1,924,195	7,285	$100,105
Issued as reinvestment of dividends	19,957	227,308	2,786	35,747	598	8,123
Redeemed	(17,361)	(203,601)	(4,837)	(63,537)	- ++	(4)

Net increase (decrease)	10,324	$122,809	141,939	$1,896,405	7,883	$108,224

Fundamental Value Fund Class R3
Sold	37,450	$476,041	12,120	$169,953	20,949	$280,684
Issued as reinvestment of dividends	13,210	149,936	2,269	28,952	6,619	89,543
Redeemed	(10,878)	(129,448)	(11,950)	(164,543)	(49,393)	(682,475)

Net increase (decrease)	39,782	$496,529	2,439	$34,362	(21,825)	$(312,248)

Large Cap Value Fund Class I*
Sold	1,792,478	$12,704,862	2,361,348	$19,321,026	16,338,285	$158,815,916
Issued as reinvestment of dividends	1,382,960	9,417,956	64,625	507,956	2,967,180	24,081,651
Redeemed	(1,107,609)	(7,696,464)	(12,507,908)	(104,138,849)	(1,328,513)	(12,830,215)

Net increase (decrease)	2,067,829	$14,426,354	(10,081,935)	$(84,309,867)	17,976,952	$170,067,352

Large Cap Value Fund Class R5
Sold	141,376	$1,001,504	377,055	$3,036,783	1,727,304	$16,372,761
Issued as reinvestment of dividends	2,314,952	15,811,123	149,314	1,173,602	3,422,426	27,854,550
Redeemed	(4,645,014)	(33,618,131)	(5,027,049)	(40,151,766)	(19,999,251)	(195,042,573)

Net increase (decrease)	(2,188,686)	$(16,805,504)	(4,500,680)	$(35,941,381)	(14,849,521)	$(150,815,262)

Large Cap Value Fund Service Class
Sold	51,886	$355,119	278,662	$2,307,007	272,500	$2,616,460
Issued as reinvestment of dividends	197,196	1,350,789	10,243	80,714	270,035	2,211,761
Redeemed	(553,408)	(3,774,654)	(651,063)	(5,308,377)	(2,583,385)	(25,270,397)

Net increase (decrease)	(304,326)	$(2,068,746)	(362,158)	$(2,920,656)	(2,040,850)	$(20,442,176)

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Large Cap Value Fund Administrative Class
Sold	64,563	$458,205	144,083	$1,177,492	244,875	$2,301,666
Issued as reinvestment of dividends	292,563	1,995,283	17,301	135,466	498,751	4,052,167
Redeemed	(461,949)	(3,438,282)	(1,130,733)	(9,350,884)	(773,823)	(7,386,418)

Net increase (decrease)	(104,823)	$(984,794)	(969,349)	$(8,037,926)	(30,197)	$(1,032,585)

Large Cap Value Fund Class A
Sold	98,956	$695,162	212,441	$1,727,564	309,369	$2,953,813
Issued as reinvestment of dividends	644,641	4,390,007	38,153	297,975	1,064,648	8,644,653
Redeemed	(872,692)	(6,192,606)	(1,850,721)	(15,017,305)	(2,259,924)	(20,798,349)

Net increase (decrease)	(129,095)	$(1,107,437)	(1,600,127)	$(12,991,766)	(885,907)	$(9,199,883)

Large Cap Value Fund Class R4*
Sold	-	$-	-	$-	10,438	$100,100
Issued as reinvestment of dividends	2	13	- ++	1	2,039	16,468
Redeemed	-	-	-	-	-	-

Net increase (decrease)	2	$13	-	$1	12,477	$116,568

Large Cap Value Fund Class R3
Sold	-	$-	123	$978	1,823	$17,651
Issued as reinvestment of dividends	1,543	10,277	90	684	1,942	15,465
Redeemed	(1,012)	(8,072)	(1,178)	(9,616)	(4,434)	(42,275)

Net increase (decrease)	531	$2,205	(965)	$(7,954)	(669)	$(9,159)

S&P 500 Index Fund Class I
Sold	5,016,567	$89,338,794	20,921,260	$390,227,718	12,183,415	$217,601,722
Issued as reinvestment of dividends	2,041,101	36,719,405	127,884	2,314,697	1,221,280	21,873,108
Redeemed	(2,541,363)	(45,886,238)	(5,290,996)	(100,117,177)	(5,634,441)	(99,926,880)

Net increase (decrease)	4,516,305	$80,171,961	15,758,148	$292,425,238	7,770,254	$139,547,950

S&P 500 Index Fund Class R5
Sold	4,476,698	$79,457,553	6,193,493	$114,817,033	7,198,904	$128,426,647
Issued as reinvestment of dividends	1,795,938	32,380,770	144,893	2,625,457	2,092,279	37,535,493
Redeemed	(11,013,787)	(196,956,155)	(10,585,672)	(193,909,227)	(14,242,495)	(256,137,157)

Net increase (decrease)	(4,741,151)	$(85,117,832)	(4,247,286)	$(76,466,737)	(4,951,312)	$(90,175,017)

S&P 500 Index Fund Service Class
Sold	3,226,781	$57,807,743	5,154,855	$96,344,871	8,697,056	$155,811,713
Issued as reinvestment of dividends	1,337,922	24,162,868	102,609	1,860,292	1,482,031	26,632,100
Redeemed	(4,907,750)	(88,075,069)	(8,503,630)	(158,101,863)	(6,354,912)	(115,441,223)

Net increase (decrease)	(343,047)	$(6,104,458)	(3,246,166)	$(59,896,700)	3,824,175	$67,002,590

S&P 500 Index Fund Administrative Class**
Sold	2,913,212	$50,918,998	4,014,481	$73,662,102	6,678,377	$118,523,155
Issued - merger	-	-	-	-	9,172,137	156,751,820
Issued as reinvestment of dividends	956,766	17,068,708	81,889	1,465,815	1,110,393	19,720,586
Redeemed	(4,776,474)	(85,924,017)	(5,925,310)	(109,738,959)	(6,537,496)	(117,420,416)

Net increase (decrease)	(906,496)	$(17,936,311)	(1,828,940)	$(34,611,042)	10,423,411	$177,575,145

S&P 500 Index Fund Class L**
Sold					471,818	$7,946,754
Issued as reinvestment of dividends					-	-
Redeemed					(1,457,981)	(24,202,166)
Redemptions-merger					(9,167,924)	(156,751,820)

Net increase (decrease)					(10,154,087)	$(173,007,232)

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class A*
Sold	484,024	$8,245,232	548,409	$9,941,627	181,606	$3,338,659
Issued as reinvestment of dividends	32,110	566,095	1,464	25,931	216	3,797
Redeemed	(51,234)	(894,622)	(43,574)	(801,710)	-	-

Net increase (decrease)	464,900	$7,916,705	506,299	$9,165,848	181,822	$3,342,456

S&P 500 Index Fund Class R4
Sold	4,214,520	$73,665,523	5,479,026	$100,128,550	4,939,611	$86,075,620
Issued as reinvestment of dividends	1,125,782	19,926,344	88,028	1,562,509	1,069,986	18,863,853
Redeemed	(3,539,100)	(62,025,351)	(4,401,643)	(80,184,606)	(7,986,542)	(141,390,149)

Net increase (decrease)	1,801,202	$31,566,516	1,165,411	$21,506,453	(1,976,945)	$(36,450,676)

S&P 500 Index Fund Class R3
Sold	2,126,450	$36,899,699	1,434,122	$26,083,776	94,950	$1,680,895
Issued as reinvestment of dividends	88,139	1,537,139	3,957	69,412	11,779	205,539
Redeemed	(94,666)	(1,599,763)	(191,128)	(3,342,970)	(197,798)	(3,552,477)

Net increase (decrease)	2,119,923	$36,837,075	1,246,951	$22,810,218	(91,069)	$(1,666,043)

Focused Value Fund Class I
Sold	1,687,241	$29,418,033	3,119,611	$70,682,518	2,959,862	$70,759,031
Issued as reinvestment of dividends	2,177,077	37,402,189	136,615	2,785,570	1,319,420	29,283,066
Redeemed	(1,101,881)	(19,616,840)	(1,882,228)	(41,690,763)	(1,633,311)	(38,578,137)

Net increase (decrease)	2,762,437	$47,203,382	1,373,998	$31,777,325	2,645,971	$61,463,960

Focused Value Fund Class R5
Sold	458,848	$7,745,418	1,067,491	$23,553,021	2,212,211	$53,299,969
Issued as reinvestment of dividends	2,206,746	38,022,230	151,955	3,102,930	1,993,602	44,464,918
Redeemed	(2,285,204)	(40,874,191)	(3,568,686)	(80,786,074)	(2,920,057)	(68,731,101)

Net increase (decrease)	380,390	$4,893,457	(2,349,240)	$(54,130,123)	1,285,756	$29,033,786

Focused Value Fund Service Class
Sold	399,056	$6,931,693	453,235	$9,907,101	1,123,541	$26,831,292
Issued as reinvestment of dividends	741,552	12,606,386	48,592	980,581	607,080	13,377,310
Redeemed	(592,384)	(10,571,606)	(898,027)	(19,648,792)	(1,608,468)	(37,541,420)

Net increase (decrease)	548,224	$8,966,473	(396,200)	$(8,761,110)	122,153	$2,667,182

Focused Value Fund Administrative Class
Sold	373,419	$6,409,233	793,614	$17,206,308	1,179,417	$27,632,533
Issued as reinvestment of dividends	946,229	15,934,490	63,718	1,274,361	709,989	15,552,785
Redeemed	(663,061)	(12,005,865)	(707,281)	(15,439,622)	(1,457,633)	(34,171,997)

Net increase (decrease)	656,587	$10,337,858	150,051	$3,041,047	431,773	$9,013,321

Focused Value Fund Class A
Sold	340,351	$5,914,212	657,932	$13,870,012	1,140,675	$25,757,217
Issued as reinvestment of dividends	1,899,937	30,949,974	128,106	2,486,539	1,409,894	30,021,703
Redeemed	(1,389,553)	(22,701,002)	(1,369,908)	(28,918,300)	(1,801,589)	(41,039,845)

Net increase (decrease)	850,735	$14,163,184	(583,870)	$(12,561,749)	748,980	$14,739,075

Focused Value Fund Class R4*
Sold	140,614	$2,610,061	92,311	$1,958,967	4,499	$100,105
Issued as reinvestment of dividends	38,939	630,424	1,079	20,937	726	15,429
Redeemed	(46,595)	(722,620)	(6,901)	(143,073)	- ++	(4)

Net increase (decrease)	132,958	$2,517,865	86,489	$1,836,831	5,225	$115,530

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Focused Value Fund Class R3
Sold	66,236	$1,157,425	109,902	$2,212,406	10,930	$239,546
Issued as reinvestment of dividends	34,081	529,625	1,460	27,322	4,701	96,559
Redeemed	(20,954)	(372,676)	(14,993)	(311,422)	(14,745)	(329,618)

Net increase (decrease)	79,363	$1,314,374	96,369	$1,928,306	886	$6,487

Fundamental Growth Fund Class I*
Sold	1,540,140	$12,332,270	2,347,055	$19,606,078	11,000,743	$94,182,688
Issued as reinvestment of dividends	1,141,055	8,820,353	34,423	286,058	1,266,055	10,181,561
Redeemed	(1,931,164)	(15,404,071)	(3,561,077)	(30,341,662)	(1,707,430)	(14,926,140)

Net increase (decrease)	750,031	$5,748,552	(1,179,599)	$(10,449,526)	10,559,368	$89,438,109

Fundamental Growth Fund Class R5
Sold	177,921	$1,405,482	169,548	$1,422,774	936,174	$7,936,420
Issued as reinvestment of dividends	301,142	2,333,849	9,059	75,368	305,142	2,460,188
Redeemed	(327,134)	(2,479,312)	(258,206)	(2,168,283)	(8,993,364)	(76,816,211)

Net increase (decrease)	151,929	$1,260,019	(79,599)	$(670,141)	(7,752,048)	$(66,419,603)

Fundamental Growth Fund Service Class
Sold	113,542	$889,675	71,007	$593,397	182,881	$1,533,069
Issued as reinvestment of dividends	90,112	686,651	2,654	21,733	102,126	811,176
Redeemed	(81,941)	(621,759)	(207,940)	(1,731,144)	(168,157)	(1,420,613)

Net increase (decrease)	121,713	$954,567	(134,279)	$(1,116,014)	116,850	$923,632

Fundamental Growth Fund Administrative Class
Sold	181,144	$1,445,930	299,843	$2,423,845	429,271	$3,599,551
Issued as reinvestment of dividends	163,998	1,225,067	4,912	39,495	179,970	1,405,019
Redeemed	(204,558)	(1,511,192)	(218,724)	(1,821,177)	(731,559)	(6,051,325)

Net increase (decrease)	140,584	$1,159,805	86,031	$642,163	(122,318)	$(1,046,755)

Fundamental Growth Fund Class A
Sold	195,001	$1,429,245	330,125	$2,586,341	588,039	$4,683,491
Issued as reinvestment of dividends	280,669	2,020,819	9,303	72,193	380,934	2,879,218
Redeemed	(375,910)	(2,782,050)	(1,120,201)	(8,862,774)	(840,876)	(6,834,024)

Net increase (decrease)	99,760	$668,014	(780,773)	$(6,204,240)	128,097	$728,685

Fundamental Growth Fund Class R4*
Sold	62,776	$447,622	11,433	$85,074	12,591	$100,105
Issued as reinvestment of dividends	2,677	19,193	- ++	1	1,787	13,481
Redeemed	(11,134)	(77,908)	(3)	(23)	- ++	(4)

Net increase (decrease)	54,319	$388,907	11,430	$85,052	14,378	$113,582

Fundamental Growth Fund Class R3
Sold	155,395	$1,066,530	31,773	$238,277	19,699	$153,507
Issued as reinvestment of dividends	8,254	56,456	46	344	4,521	32,814
Redeemed	(28,634)	(190,561)	(18,425)	(142,202)	(45,708)	(341,723)

Net increase (decrease)	135,015	$932,425	13,394	$96,419	(21,488)	$(155,402)

Blue Chip Growth Fund Class I*
Sold	6,447,893	$99,921,411	4,695,810	$84,124,483	15,826,162	$278,717,462
Issued as reinvestment of dividends	3,535,563	56,356,872	151,026	2,722,994	1,084,756	18,256,444
Redeemed	(1,254,969)	(19,984,412)	(2,048,141)	(37,730,437)	(1,324,507)	(23,460,463)

Net increase (decrease)	8,728,487	$136,293,871	2,798,695	$49,117,040	15,586,411	$273,513,443

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R5
Sold	3,181,833	$52,444,607	2,329,260	$42,047,907	13,966,347	$237,511,545
Issued as reinvestment of dividends	4,920,932	78,390,455	246,851	4,445,803	2,244,422	37,728,727
Redeemed	(9,953,856)	(158,186,051)	(6,530,938)	(118,656,159)	(14,766,902)	(257,263,758)

Net increase (decrease)	(1,851,091)	$(27,350,989)	(3,954,827)	$(72,162,449)	1,443,867	$17,976,514

Blue Chip Growth Fund Service Class
Sold	3,474,309	$57,080,739	3,732,366	$67,880,382	1,201,709	$20,533,484
Issued as reinvestment of dividends	2,373,491	37,501,158	99,125	1,772,363	654,157	10,930,968
Redeemed	(2,153,798)	(34,017,275)	(1,486,939)	(26,672,445)	(3,823,221)	(66,915,590)

Net increase (decrease)	3,694,002	$60,564,622	2,344,552	$42,980,300	(1,967,355)	$(35,451,138)

Blue Chip Growth Fund Administrative Class
Sold	1,174,273	$19,219,185	2,101,316	$36,896,532	2,797,805	$47,462,078
Issued as reinvestment of dividends	2,486,046	38,807,167	120,128	2,123,862	1,104,412	18,266,974
Redeemed	(1,053,228)	(17,416,416)	(4,343,828)	(77,102,819)	(2,926,568)	(49,879,617)

Net increase (decrease)	2,607,091	$40,609,936	(2,122,384)	$(38,082,425)	975,649	$15,849,435

Blue Chip Growth Fund Class A
Sold	1,171,645	$17,980,537	1,066,089	$18,307,267	1,435,111	$23,726,637
Issued as reinvestment of dividends	1,771,499	26,643,341	83,921	1,435,893	710,681	11,392,210
Redeemed	(1,150,747)	(17,202,494)	(1,501,012)	(25,756,654)	(3,784,449)	(62,211,123)

Net increase (decrease)	1,792,397	$27,421,384	(351,002)	$(6,013,494)	(1,638,657)	$(27,092,276)

Blue Chip Growth Fund Class R4*
Sold	759,602	$11,245,699	1,229,330	$21,577,414	43,785	$772,937
Issued as reinvestment of dividends	262,389	3,943,711	10,613	181,915	3,387	54,367
Redeemed	(117,101)	(1,751,174)	(77,483)	(1,371,947)	(2)	(30)

Net increase (decrease)	904,890	$13,438,236	1,162,460	$20,387,382	47,170	$827,274

Blue Chip Growth Fund Class R3
Sold	577,429	$8,403,290	197,213	$3,281,017	52,019	$786,953
Issued as reinvestment of dividends	81,837	1,163,726	1,882	30,819	5,002	76,884
Redeemed	(31,130)	(466,015)	(4,716)	(77,398)	(61,524)	(967,817)

Net increase (decrease)	628,136	$9,101,001	194,379	$3,234,438	(4,503)	$(103,980)

Growth Opportunities Fund Class I
Sold	5,505,599	$58,384,339	14,459,205	$173,799,599	15,383,010	$179,452,094
Issued as reinvestment of dividends	3,586,120	38,981,121	763,029	8,835,876	1,574,099	18,343,315
Redeemed	(6,507,231)	(69,735,407)	(9,435,314)	(116,462,279)	(3,102,295)	(36,629,897)

Net increase (decrease)	2,584,488	$27,630,053	5,786,920	$66,173,196	13,854,814	$161,165,512

Growth Opportunities Fund Class R5
Sold	684,464	$7,307,884	4,071,387	$49,383,935	3,770,649	$44,509,774
Issued as reinvestment of dividends	2,204,066	23,803,912	501,000	5,771,522	1,383,377	16,052,750
Redeemed	(2,456,759)	(26,780,758)	(7,405,536)	(88,231,300)	(11,999,938)	(140,501,582)

Net increase (decrease)	431,771	$4,331,038	(2,833,149)	$(33,075,843)	(6,845,912)	$(79,939,058)

Growth Opportunities Fund Service Class
Sold	1,511,122	$16,700,914	2,440,722	$28,659,941	6,568,226	$73,875,210
Issued as reinvestment of dividends	1,686,949	17,831,054	350,196	3,960,722	830,060	9,465,425
Redeemed	(817,394)	(8,415,349)	(2,487,799)	(28,779,267)	(1,395,197)	(15,953,684)

Net increase (decrease)	2,380,677	$26,116,619	303,119	$3,841,396	6,003,089	$67,386,951

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Growth Opportunities Fund Administrative Class
Sold	600,597	$6,165,779	1,950,687	$22,353,548	4,201,422	$47,493,854
Issued as reinvestment of dividends	1,211,646	12,455,718	251,418	2,773,139	807,443	8,996,527
Redeemed	(1,598,262)	(15,983,791)	(4,892,403)	(55,003,818)	(2,142,511)	(23,789,962)

Net increase (decrease)	213,981	$2,637,706	(2,690,298)	$(29,877,131)	2,866,354	$32,700,419

Growth Opportunities Fund Class A
Sold	429,770	$4,029,201	1,499,511	$16,259,284	2,729,944	$29,479,935
Issued as reinvestment of dividends	1,704,082	16,597,761	394,196	4,146,940	1,087,780	11,605,518
Redeemed	(2,756,268)	(25,598,090)	(4,185,976)	(45,916,195)	(3,340,778)	(36,141,174)

Net increase (decrease)	(622,416)	$(4,971,128)	(2,292,269)	$(25,509,971)	476,946	$4,944,279

Growth Opportunities Fund Class R4*
Sold	534,429	$5,422,004	308,793	$3,405,926	9,470	$100,105
Issued as reinvestment of dividends	65,563	639,893	5,679	59,853	660	7,042
Redeemed	(85,954)	(772,264)	(44,967)	(477,308)	- ++	(4)

Net increase (decrease)	514,038	$5,289,633	269,505	$2,988,471	10,130	$107,143

Growth Opportunities Fund Class R3
Sold	17,995	$161,932	75,169	$794,864	9,264	$93,791
Issued as reinvestment of dividends	10,153	93,106	1,950	19,463	297	3,016
Redeemed	(9,965)	(86,639)	(9,878)	(100,932)	(172)	(1,852)

Net increase (decrease)	18,183	$168,399	67,241	$713,395	9,389	$94,955

Mid-Cap Value Fund Class I
Sold	1,014,507	$13,371,587	2,791,239	$41,954,534	5,107,947	$78,295,165
Issued as reinvestment of dividends	1,173,829	14,226,812	96,087	1,376,932	232,903	3,409,347
Redeemed	(4,404,077)	(61,671,280)	(2,184,807)	(33,201,315)	(1,233,919)	(18,822,248)

Net increase (decrease)	(2,215,741)	$(34,072,881)	702,519	$10,130,151	4,106,931	$62,882,264

Mid-Cap Value Fund Class R5
Sold	40,552	$510,093	176,515	$2,675,728	557,851	$8,455,919
Issued as reinvestment of dividends	79,014	963,968	11,786	169,477	31,721	467,641
Redeemed	(253,306)	(3,389,187)	(774,201)	(11,124,109)	(4,962,038)	(75,648,879)

Net increase (decrease)	(133,740)	$(1,915,126)	(585,900)	$(8,278,904)	(4,372,466)	$(66,725,319)

Mid-Cap Value Fund Service Class
Sold	17,321	$198,725	6,673	$103,511	259,718	$3,815,460
Issued as reinvestment of dividends	34,484	419,323	2,194	31,478	8,071	118,452
Redeemed	(6,322)	(80,799)	(141,309)	(2,184,530)	(114,313)	(1,731,914)

Net increase (decrease)	45,483	$537,249	(132,442)	$(2,049,541)	153,476	$2,201,998

Mid-Cap Value Fund Administrative Class
Sold	801	$10,476	36,743	$571,363	43,178	$662,050
Issued as reinvestment of dividends	2,965	36,593	369	5,322	1,676	24,791
Redeemed	(3,413)	(46,155)	(92,060)	(1,390,436)	(258,124)	(3,815,002)

Net increase (decrease)	353	$914	(54,948)	$(813,751)	(213,270)	$(3,128,161)

Mid-Cap Value Fund Class A
Sold	23,372	$293,506	30,100	$455,440	89,166	$1,331,325
Issued as reinvestment of dividends	27,545	335,769	2,147	30,700	7,974	116,959
Redeemed	(38,660)	(495,200)	(241,986)	(3,623,213)	(134,702)	(2,040,468)

Net increase (decrease)	12,257	$134,075	(209,739)	$(3,137,073)	(37,562)	$(592,184)

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class R4*
Sold	-	$-	7	$100	6,668	$100,106
Issued as reinvestment of dividends	2	28	- ++	2	161	2,351
Redeemed	-	-	-	-	- ++	(4)

Net increase (decrease)	2	$28	7	$102	6,829	$102,453

Mid-Cap Value Fund Class R3
Sold	771	$9,436	306	$4,633	578	$8,687
Issued as reinvestment of dividends	1,146	13,852	71	993	138	2,017
Redeemed	(383)	(5,040)	(841)	(12,951)	(254)	(3,894)

Net increase (decrease)	1,534	$18,248	(464)	$(7,325)	462	$6,810

Small Cap Value Equity Fund Class I*
Sold	4,016,275	$58,520,489	1,635,318	$25,917,220	4,578,495	$69,867,656
Issued as reinvestment of dividends	186,610	2,730,108	348	5,250	27,368	410,790
Redeemed	(1,142,322)	(16,087,099)	(972,229)	(15,398,495)	(764,448)	(11,543,349)

Net increase (decrease)	3,060,563	$45,163,498	663,437	$10,523,975	3,841,415	$58,735,097

Small Cap Value Equity Fund Class R5
Sold	374,593	$5,601,215	621,881	$9,625,448	821,569	$12,258,579
Issued as reinvestment of dividends	243,625	3,566,662	493	7,433	37,367	561,623
Redeemed	(3,627,915)	(52,949,765)	(444,619)	(7,173,194)	(3,910,279)	(59,777,640)

Net increase (decrease)	(3,009,697)	$(43,781,888)	177,755	$2,459,687	(3,051,343)	$(46,957,438)

Small Cap Value Equity Fund Service Class
Sold	258,424	$4,099,448	159,554	$2,529,601	68,762	$1,003,370
Issued as reinvestment of dividends	17,628	258,786	17	257	218	3,287
Redeemed	(45,816)	(670,384)	(29,412)	(458,254)	(328,514)	(4,936,520)

Net increase (decrease)	230,236	$3,687,850	130,159	$2,071,604	(259,534)	$(3,929,863)

Small Cap Value Equity Fund Administrative Class
Sold	15,691	$229,261	262,360	$4,172,545	46,458	$689,385
Issued as reinvestment of dividends	10,263	150,036	32	482	958	14,370
Redeemed	(156,117)	(2,467,321)	(90,145)	(1,481,585)	(99,293)	(1,479,025)

Net increase (decrease)	(130,163)	$(2,088,024)	172,247	$2,691,442	(51,877)	$(775,270)

Small Cap Value Equity Fund Class A
Sold	67,273	$970,259	144,748	$2,296,606	76,932	$1,140,711
Issued as reinvestment of dividends	15,791	230,384	36	541	677	10,138
Redeemed	(63,522)	(876,363)	(111,650)	(1,718,016)	(104,823)	(1,547,251)

Net increase (decrease)	19,542	$324,280	33,134	$579,131	(27,214)	$(396,402)

Small Cap Value Equity Fund Class R4*
Sold	39,194	$615,049	42,404	$654,884	6,664	$100,105
Issued as reinvestment of dividends	2,729	39,618	1	19	25	374
Redeemed	(12,477)	(178,975)	(5,046)	(75,632)	- ++	(4)

Net increase (decrease)	29,446	$475,692	37,359	$579,271	6,689	$100,475

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Class R3*
Sold	9,039	$124,667	1,803	$27,225	6,657	$100,002
Issued as reinvestment of dividends	137	1,996	-	-	13	187
Redeemed	(361)	(5,625)	(1)	(14)	- ++	(2)

Net increase (decrease)	8,815	$121,038	1,802	$27,211	6,670	$100,187

Small Company Value Fund Class I
Sold	1,009,794	$11,090,050	2,078,209	$29,514,990	1,827,234	$29,756,367
Issued as reinvestment of dividends	2,891,985	29,209,049	145,563	1,951,998	1,438,057	19,910,627
Redeemed	(1,250,126)	(13,941,490)	(1,804,028)	(25,446,725)	(1,754,954)	(28,559,990)

Net increase (decrease)	2,651,653	$26,357,609	419,744	$6,020,263	1,510,337	$21,107,004

Small Company Value Fund Class R5
Sold	289,434	$3,002,079	315,301	$4,489,368	1,017,860	$16,761,642
Issued as reinvestment of dividends	2,704,641	27,452,111	172,009	2,313,519	2,239,865	31,154,942
Redeemed	(3,009,339)	(32,318,457)	(5,066,016)	(70,400,471)	(4,269,944)	(71,440,100)

Net increase (decrease)	(15,264)	$(1,864,267)	(4,578,706)	$(63,597,584)	(1,012,219)	$(23,523,516)

Small Company Value Fund Service Class
Sold	104,998	$1,093,646	107,179	$1,542,459	561,088	$9,174,062
Issued as reinvestment of dividends	388,961	3,932,394	19,572	262,066	411,998	5,708,369
Redeemed	(150,958)	(1,530,325)	(1,436,476)	(20,883,372)	(1,084,179)	(17,628,320)

Net increase (decrease)	343,001	$3,495,715	(1,309,725)	$(19,078,847)	(111,093)	$(2,745,889)

Small Company Value Fund Administrative Class
Sold	89,322	$991,139	132,310	$1,860,464	388,906	$6,337,834
Issued as reinvestment of dividends	416,894	4,152,265	22,127	292,735	277,700	3,813,989
Redeemed	(325,861)	(3,432,792)	(480,038)	(6,762,202)	(1,156,543)	(18,669,429)

Net increase (decrease)	180,355	$1,710,612	(325,601)	$(4,609,003)	(489,937)	$(8,517,606)

Small Company Value Fund Class A
Sold	96,921	$1,032,886	122,838	$1,683,450	195,593	$3,089,638
Issued as reinvestment of dividends	737,718	7,155,864	40,459	523,547	514,007	6,917,804
Redeemed	(272,944)	(2,937,734)	(823,906)	(11,268,655)	(1,301,329)	(20,357,321)

Net increase (decrease)	561,695	$5,251,016	(660,609)	$(9,061,658)	(591,729)	$(10,349,879)

Small Company Value Fund Class R4*
Sold	1,466	$19,746	7	$100	6,153	$100,100
Issued as reinvestment of dividends	359	3,452	- ++	3	1,156	15,463
Redeemed	(343)	(4,400)	-	-	-	-

Net increase (decrease)	1,482	$18,798	7	$103	7,309	$115,563

Small Company Value Fund Class R3
Sold	2,199	$23,760	376	$4,896	994	$14,998
Issued as reinvestment of dividends	1,738	15,919	77	952	2,063	26,603
Redeemed	(607)	(7,627)	(1,723)	(23,386)	(9,726)	(135,815)

Net increase (decrease)	3,330	$32,052	(1,270)	$(17,538)	(6,669)	$(94,214)

S&P Mid Cap Index Fund Class I
Sold	2,147,390	$26,741,141	2,935,566	$39,501,935	4,865,632	$62,508,918
Issued as reinvestment of dividends	649,394	7,825,196	39,002	504,686	443,356	5,601,604
Redeemed	(2,481,648)	(29,457,479)	(2,913,115)	(39,562,371)	(1,788,217)	(23,223,691)

Net increase (decrease)	315,136	$5,108,858	61,453	$444,250	3,520,771	$44,886,831

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Class R5
Sold	492,859	$5,895,069	569,544	$7,719,408	441,605	$5,760,583
Issued as reinvestment of dividends	52,494	631,503	3,138	40,508	16,103	202,481
Redeemed	(179,312)	(2,222,629)	(81,515)	(1,087,624)	(500,577)	(6,440,896)

Net increase (decrease)	366,041	$4,303,943	491,167	$6,672,292	(42,869)	$(477,832)

S&P Mid Cap Index Fund Service Class
Sold	338,722	$4,062,008	586,362	$7,918,925	781,222	$10,189,485
Issued as reinvestment of dividends	66,663	799,955	4,788	61,578	36,382	456,050
Redeemed	(211,070)	(2,664,062)	(210,050)	(2,801,419)	(118,798)	(1,522,099)

Net increase (decrease)	194,315	$2,197,901	381,100	$5,179,084	698,806	$9,123,436

S&P Mid Cap Index Fund Administrative Class**
Sold	640,262	$7,798,098	1,083,856	$14,372,468	2,094,656	$27,235,166
Issued - merger	-	-	-	-	820,869	10,498,909
Issued as reinvestment of dividends	220,172	2,642,062	13,911	178,890	121,693	1,529,901
Redeemed	(417,318)	(5,070,507)	(311,026)	(4,128,689)	(772,420)	(9,567,914)

Net increase (decrease)	443,116	$5,369,653	786,741	$10,422,669	2,264,798	$29,696,062

S&P Mid Cap Index Fund Class L**
Sold					129,514	$1,609,378
Issued as reinvestment of dividends					-	-
Redeemed					(91,804)	(1,152,071)
Redemptions-merger					(822,022)	(10,498,909)

Net increase (decrease)					(784,312)	$(10,041,602)

S&P Mid Cap Index Fund Class A
Sold	709,333	$8,770,261	769,978	$10,180,874	1,646,529	$21,078,704
Issued as reinvestment of dividends	154,785	1,855,870	9,247	118,641	77,453	974,088
Redeemed	(235,410)	(2,942,609)	(353,348)	(4,691,321)	(243,502)	(3,113,435)

Net increase (decrease)	628,708	$7,683,522	425,877	$5,608,194	1,480,480	$18,939,357

S&P Mid Cap Index Fund Class R4*
Sold	935,508	$11,327,643	1,246,351	$16,860,722	12,384	$158,744
Issued as reinvestment of dividends	80,755	965,023	3,827	49,106	345	4,339
Redeemed	(184,232)	(2,227,203)	(123,115)	(1,605,103)	(2,583)	(34,357)

Net increase (decrease)	832,031	$10,065,463	1,127,063	$15,304,725	10,146	$128,726

S&P Mid Cap Index Fund Class R3*
Sold	926,477	$11,213,034	735,854	$9,839,400	10,583	$134,566
Issued as reinvestment of dividends	59,451	709,852	2,043	26,172	286	3,594
Redeemed	(113,053)	(1,334,464)	(38,042)	(500,045)	- ++	(2)

Net increase (decrease)	872,875	$10,588,422	699,855	$9,365,527	10,869	$138,158

Russell 2000 Small Cap Index Fund Class I
Sold	1,984,918	$22,192,112	10,926,433	$136,230,106	2,967,260	$38,418,209
Issued as reinvestment of dividends	593,889	6,663,435	8,227	97,899	918,237	10,863,772
Redeemed	(3,106,949)	(34,453,902)	(2,482,938)	(30,933,432)	(2,824,660)	(36,721,735)

Net increase (decrease)	(528,142)	$(5,598,355)	8,451,722	$105,394,573	1,060,837	$12,560,246

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Russell 2000 Small Cap Index Fund Class R5
Sold	321,045	$3,490,272	399,539	$4,997,416	301,116	$3,811,858
Issued as reinvestment of dividends	27,481	308,615	357	4,253	40,875	484,081
Redeemed	(84,701)	(952,462)	(50,177)	(616,230)	(978,898)	(12,841,630)

Net increase (decrease)	263,825	$2,846,425	349,719	$4,385,439	(636,907)	$(8,545,691)

Russell 2000 Small Cap Index Fund Service Class
Sold	248,207	$2,696,721	308,891	$3,868,147	566,910	$7,179,345
Issued as reinvestment of dividends	23,914	266,877	375	4,433	58,611	685,886
Redeemed	(116,507)	(1,326,371)	(119,466)	(1,485,252)	(167,405)	(2,118,634)

Net increase (decrease)	155,614	$1,637,227	189,800	$2,387,328	458,116	$5,746,597

Russell 2000 Small Cap Index Fund Administrative Class**
Sold	801,766	$8,807,385	875,273	$10,771,918	1,165,732	$15,049,179
Issued - merger	-	-	-	-	568,246	7,694,053
Issued as reinvestment of dividends	100,484	1,124,417	1,427	16,884	237,105	2,801,944
Redeemed	(176,708)	(2,011,021)	(222,220)	(2,752,787)	(438,195)	(5,450,508)

Net increase (decrease)	725,542	$7,920,781	654,480	$8,036,015	1,532,888	$20,094,668

Russell 2000 Small Cap Index Fund Class L**
Sold					151,470	$1,967,808
Issued as reinvestment of dividends					-	-
Redeemed					(18,994)	(252,140)
Redemptions-merger					(570,377)	(7,694,053)

Net increase (decrease)					(437,901)	$(5,978,385)

Russell 2000 Small Cap Index Fund Class A
Sold	285,868	$3,163,656	349,772	$4,289,946	971,480	$12,592,987
Issued as reinvestment of dividends	42,335	472,035	670	7,896	135,865	1,596,280
Redeemed	(157,497)	(1,796,701)	(315,025)	(3,780,749)	(267,863)	(3,451,001)

Net increase (decrease)	170,706	$1,838,990	35,417	$517,093	839,482	$10,738,266

Russell 2000 Small Cap Index Fund Class R4*
Sold	1,044,311	$11,471,602	862,576	$10,801,317	12,594	$164,043
Issued as reinvestment of dividends	43,772	486,742	398	4,695	1,212	14,257
Redeemed	(108,311)	(1,168,890)	(36,747)	(456,095)	(1,405)	(18,223)

Net increase (decrease)	979,772	$10,789,454	826,227	$10,349,917	12,401	$160,077

Russell 2000 Small Cap Index Fund Class R3*
Sold	766,309	$8,481,525	525,869	$6,481,367	10,426	$135,368
Issued as reinvestment of dividends	29,679	329,730	217	2,558	951	11,206
Redeemed	(62,799)	(681,956)	(10,948)	(133,305)	- ++	(2)

Net increase (decrease)	733,189	$8,129,299	515,138	$6,350,620	11,377	$146,572

Mid Cap Growth Equity II Fund Class I
Sold	23,761,839	$437,115,138	22,870,090	$449,566,700	7,485,967	$143,812,519
Issued as reinvestment of dividends	4,524,359	81,664,689	267,844	5,244,373	2,417,129	43,786,734
Redeemed	(4,264,502)	(75,184,346)	(3,200,740)	(63,563,277)	(2,482,100)	(47,728,838)

Net increase (decrease)	24,021,696	$443,595,481	19,937,194	$391,247,796	7,420,996	$139,870,415

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Mid Cap Growth Equity II Fund Class R5
Sold	10,227,241	$185,591,200	9,397,357	$186,314,944	5,660,180	$109,032,215
Issued as reinvestment of dividends	3,079,294	55,211,744	258,903	5,040,837	3,765,351	67,957,371
Redeemed	(5,759,808)	(100,556,905)	(11,231,122)	(217,495,085)	(4,439,917)	(84,355,158)

Net increase (decrease)	7,546,727	$140,246,039	(1,574,862)	$(26,139,304)	4,985,614	$92,634,428

Mid Cap Growth Equity II Fund Service Class
Sold	2,269,521	$41,375,058	2,092,413	$40,643,117	1,932,089	$36,118,849
Issued as reinvestment of dividends	1,180,675	20,768,068	97,757	1,870,084	1,425,010	25,305,083
Redeemed	(2,011,358)	(35,112,408)	(2,493,491)	(48,613,948)	(4,810,810)	(90,597,474)

Net increase (decrease)	1,438,838	$27,030,718	(303,321)	$(6,100,747)	(1,453,711)	$(29,173,542)

Mid Cap Growth Equity II Fund Administrative Class
Sold	1,585,575	$26,440,107	2,453,587	$46,040,687	2,414,538	$44,334,771
Issued as reinvestment of dividends	1,779,901	30,187,112	158,882	2,940,916	2,325,776	40,024,588
Redeemed	(3,039,078)	(51,364,610)	(2,627,863)	(48,810,736)	(5,847,490)	(107,224,067)

Net increase (decrease)	326,398	$5,262,609	(15,394)	$170,867	(1,107,176)	$(22,864,708)

Mid Cap Growth Equity II Fund Class A
Sold	964,935	$15,730,695	1,580,281	$27,895,467	1,246,539	$21,682,463
Issued as reinvestment of dividends	1,701,476	27,155,553	149,203	2,612,544	2,235,160	36,490,476
Redeemed	(2,328,149)	(36,853,537)	(2,668,071)	(47,189,051)	(4,064,481)	(70,792,839)

Net increase (decrease)	338,262	$6,032,711	(938,587)	$(16,681,040)	(582,782)	$(12,619,900)

Mid Cap Growth Equity II Fund Class R4*
Sold	1,390,388	$22,185,573	528,765	$9,376,715	153,205	$2,820,147
Issued as reinvestment of dividends	103,227	1,651,643	3,882	68,126	17,280	278,894
Redeemed	(221,554)	(3,539,780)	(21,456)	(383,244)	(70)	(1,205)

Net increase (decrease)	1,272,061	$20,297,436	511,191	$9,061,597	170,415	$3,097,836

Mid Cap Growth Equity II Fund Class R3
Sold	408,859	$6,147,375	199,962	$3,349,409	45,787	$767,482
Issued as reinvestment of dividends	41,802	625,777	2,134	35,278	20,573	317,456
Redeemed	(71,587)	(1,052,990)	(53,575)	(904,171)	(40,501)	(660,997)

Net increase (decrease)	379,074	$5,720,162	148,521	$2,480,516	25,859	$423,941

Small Cap Growth Equity Fund Class I
Sold	2,472,206	$30,333,342	5,694,232	$94,768,636	18,600,163	$362,383,605
Issued as reinvestment of dividends	4,007,138	49,247,720	484,385	7,939,063	6,094,282	97,729,693
Redeemed	(1,903,629)	(24,314,584)	(22,533,939)	(346,916,531)	(5,180,570)	(96,976,985)

Net increase (decrease)	4,575,715	$55,266,478	(16,355,322)	$(244,208,832)	19,513,875	$363,136,313

Small Cap Growth Equity Fund Class R5
Sold	283,804	$3,680,429	915,285	$15,583,546	1,776,976	$33,356,696
Issued as reinvestment of dividends	2,681,713	32,663,270	174,189	2,835,799	2,517,284	40,227,761
Redeemed	(2,094,562)	(27,924,151)	(2,946,070)	(47,977,992)	(21,553,594)	(416,183,600)

Net increase (decrease)	870,955	$8,419,548	(1,856,596)	$(29,558,647)	(17,259,334)	$(342,599,143)

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Service Class
Sold	750,115	$10,173,526	467,122	$7,583,034	717,979	$13,192,895
Issued as reinvestment of dividends	765,507	8,902,844	37,218	584,319	503,951	7,757,014
Redeemed	(412,744)	(5,000,944)	(544,335)	(8,896,268)	(2,877,813)	(53,697,974)

Net increase (decrease)	1,102,878	$14,075,426	(39,995)	$(728,915)	(1,655,883)	$(32,748,065)

Small Cap Growth Equity Fund Administrative Class
Sold	183,831	$2,211,631	714,691	$11,038,789	189,985	$3,317,177
Issued as reinvestment of dividends	643,562	7,098,493	35,370	533,026	422,009	6,266,247
Redeemed	(400,397)	(5,089,899)	(350,459)	(5,462,429)	(1,005,524)	(17,751,888)

Net increase (decrease)	426,996	$4,220,225	399,602	$6,109,386	(393,530)	$(8,168,464)

Small Cap Growth Equity Fund Class A
Sold	135,707	$1,482,293	317,818	$4,676,322	380,419	$6,352,602
Issued as reinvestment of dividends	1,088,692	10,919,581	59,663	836,480	885,377	12,281,354
Redeemed	(421,816)	(4,591,181)	(826,877)	(12,027,480)	(1,495,640)	(24,866,641)

Net increase (decrease)	802,583	$7,810,693	(449,396)	$(6,514,678)	(229,844)	$(6,232,685)

Small Cap Growth Equity Fund Class R4*
Sold	82,913	$873,644	28,289	$412,074	5,847	$100,100
Issued as reinvestment of dividends	15,612	157,063	319	4,478	1,584	21,949
Redeemed	(22,555)	(210,869)	(2,317)	(34,587)	-	-

Net increase (decrease)	75,970	$819,838	26,291	$381,965	7,431	$122,049

Small Cap Growth Equity Fund Class R3
Sold	20,296	$221,784	24,568	$331,054	1,621	$25,446
Issued as reinvestment of dividends	13,192	119,521	428	5,562	3,454	44,504
Redeemed	(9,291)	(84,969)	(6,745)	(91,932)	(32,702)	(489,967)

Net increase (decrease)	24,197	$256,336	18,251	$244,684	(27,627)	$(420,017)

Diversified International Fund Class I*
Sold	2,612,739	$16,606,847	3,408,389	$23,495,197	10,117,351	$76,763,289
Issued as reinvestment of dividends	14,450	92,480	-	-	350,251	2,280,133
Redeemed	(1,079,029)	(6,763,877)	(2,236,694)	(15,657,489)	(1,372,315)	(10,245,288)

Net increase (decrease)	1,548,160	$9,935,450	1,171,695	$7,837,708	9,095,287	$68,798,134

Diversified International Fund Class R5
Sold	-	$-	271,215	$1,866,132	3,936,704	$29,540,167
Issued as reinvestment of dividends	-	-	-	-	615,418	4,012,527
Redeemed	-	-	(16,841,768)	(113,678,010)	(9,053,603)	(68,745,202)

Net increase (decrease)	-	$-	(16,570,553)	$(111,811,878)	(4,501,481)	$(35,192,508)

Diversified International Fund Service Class
Sold	5,710	$38,371	626	$4,489	8,313	$66,686
Issued as reinvestment of dividends	-	-	-	-	765	5,112
Redeemed	(1,254)	(8,493)	(157)	(1,165)	(24)	(180)

Net increase (decrease)	4,456	$29,878	469	$3,324	9,054	$71,618

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Diversified International Fund Administrative Class
Sold	217	$1,421	317	$2,301	11,852	$96,150
Issued as reinvestment of dividends	-	-	-	-	44	301
Redeemed	(476)	(3,063)	(229)	(1,621)	(646)	(4,881)

Net increase (decrease)	(259)	$(1,642)	88	$680	11,250	$91,570

Diversified International Fund Class A
Sold	8,824	$57,486	51,037	$367,809	13,061	$97,847
Issued as reinvestment of dividends	-	-	-	-	1,887	12,303
Redeemed	(25,807)	(161,860)	(23,446)	(168,813)	(53,186)	(406,925)

Net increase (decrease)	(16,983)	$(104,374)	27,591	$198,996	(38,238)	$(296,775)

Diversified International Fund Class R4*
Sold	130,560	$824,179	14	$100	13,294	$100,100
Issued as reinvestment of dividends	44	280	-	-	482	3,132
Redeemed	(17,788)	(108,900)	-	-	-	-

Net increase (decrease)	112,816	$715,559	14	$100	13,776	$103,232

Diversified International Fund Class R3*
Sold	22,105	$147,783	2,057	$14,978	13,280	$100,000
Issued as reinvestment of dividends	-	-	-	-	453	2,942
Redeemed	(9,478)	(63,544)	(3)	(22)	-	-

Net increase (decrease)	12,627	$84,239	2,054	$14,956	13,733	$102,942

MSCI EAFE International Index Fund Class I
Sold	5,015,349	$59,096,468	10,728,512	$138,432,347	6,137,910	$83,299,937
Issued as reinvestment of dividends	645,376	7,499,263	-	-	748,888	8,948,685
Redeemed	(2,978,276)	(34,641,754)	(4,417,329)	(57,220,809)	(3,019,024)	(41,065,429)

Net increase (decrease)	2,682,449	$31,953,977	6,311,183	$81,211,538	3,867,774	$51,183,193

MSCI EAFE International Index Fund Class R5
Sold	1,257,593	$15,041,580	1,089,373	$14,214,058	136,413	$1,803,724
Issued as reinvestment of dividends	57,837	672,645	-	-	12,304	147,160
Redeemed	(84,672)	(994,043)	(50,846)	(649,345)	(588,452)	(8,140,940)

Net increase (decrease)	1,230,758	$14,720,182	1,038,527	$13,564,713	(439,735)	$(6,190,056)

MSCI EAFE International Index Fund Service Class
Sold	186,242	$2,123,225	891,543	$11,118,291	546,496	$7,307,099
Issued as reinvestment of dividends	29,796	345,628	-	-	21,714	258,846
Redeemed	(134,851)	(1,543,735)	(103,262)	(1,317,888)	(105,069)	(1,341,693)

Net increase (decrease)	81,187	$925,118	788,281	$9,800,403	463,141	$6,224,252

MSCI EAFE International Index Fund Administrative Class**
Sold	1,015,700	$11,568,965	1,488,123	$18,855,446	1,337,462	$17,873,859
Issued - merger	-	-	-	-	227,690	2,996,406
Issued as reinvestment of dividends	71,276	826,087	-	-	73,835	879,118
Redeemed	(132,178)	(1,551,570)	(497,686)	(6,056,971)	(108,573)	(1,461,352)

Net increase (decrease)	954,798	$10,843,482	990,437	$12,798,475	1,530,414	$20,288,031

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Class L**
Sold					107,602	$1,427,946
Issued as reinvestment of dividends					-	-
Redeemed					(27,237)	(367,232)
Redemptions-merger					(228,251)	(2,996,406)

Net increase (decrease)					(147,886)	$(1,935,692)

MSCI EAFE International Index Fund Class A
Sold	248,877	$2,956,010	589,614	$7,370,253	375,870	$5,008,578
Issued as reinvestment of dividends	23,301	269,821	-	-	21,587	257,338
Redeemed	(225,395)	(2,658,360)	(92,182)	(1,158,952)	(43,701)	(574,162)

Net increase (decrease)	46,783	$567,471	497,432	$6,211,301	353,756	$4,691,754

MSCI EAFE International Index Fund Class R4*
Sold	1,045,486	$12,019,919	592,872	$7,604,131	11,695	$156,499
Issued as reinvestment of dividends	23,481	270,735	-	-	400	4,774
Redeemed	(56,531)	(662,644)	(26,405)	(338,723)	(507)	(6,715)

Net increase (decrease)	1,012,436	$11,628,010	566,467	$7,265,408	11,588	$154,558

MSCI EAFE International Index Fund Class R3*
Sold	960,366	$11,200,539	441,928	$5,619,760	7,698	$103,687
Issued as reinvestment of dividends	22,245	256,489	-	-	286	3,406
Redeemed	(71,159)	(819,303)	(15,392)	(199,291)	- ++	(2)

Net increase (decrease)	911,452	$10,637,725	426,536	$5,420,469	7,984	$107,091

Overseas Fund Class I
Sold	7,728,380	$59,180,114	14,310,248	$124,851,103	11,391,326	$101,207,044
Issued as reinvestment of dividends	656,753	5,063,565	908,412	7,349,048	782,746	6,888,163
Redeemed	(3,362,144)	(25,484,335)	(14,187,706)	(124,544,318)	(5,294,345)	(47,210,956)

Net increase (decrease)	5,022,989	$38,759,344	1,030,954	$7,655,833	6,879,727	$60,884,251

Overseas Fund Class R5
Sold	1,138,304	$8,762,445	3,205,164	$28,099,685	3,882,765	$34,644,976
Issued as reinvestment of dividends	317,415	2,456,793	506,053	4,104,090	393,545	3,471,069
Redeemed	(1,655,697)	(12,764,882)	(2,504,755)	(21,279,183)	(5,611,673)	(50,399,568)

Net increase (decrease)	(199,978)	$(1,545,644)	1,206,462	$10,924,592	(1,335,363)	$(12,283,523)

Overseas Fund Service Class
Sold	507,963	$3,865,925	1,227,331	$10,645,908	1,902,013	$16,855,265
Issued as reinvestment of dividends	140,630	1,082,851	226,681	1,829,317	168,068	1,475,642
Redeemed	(639,932)	(4,986,214)	(596,028)	(5,132,518)	(2,129,470)	(18,580,250)

Net increase (decrease)	8,661	$(37,438)	857,984	$7,342,707	(59,389)	$(249,343)

Overseas Fund Administrative Class
Sold	741,190	$5,627,613	1,562,529	$13,713,454	1,255,809	$11,274,836
Issued as reinvestment of dividends	60,989	473,888	105,047	852,982	70,539	624,275
Redeemed	(599,434)	(4,626,613)	(616,265)	(5,278,872)	(661,936)	(5,917,512)

Net increase (decrease)	202,745	$1,474,888	1,051,311	$9,287,564	664,412	$5,981,599

Overseas Fund Class A
Sold	679,801	$5,017,124	1,255,112	$10,752,876	1,918,732	$16,599,357
Issued as reinvestment of dividends	81,573	620,770	152,686	1,213,854	127,572	1,104,770
Redeemed	(459,164)	(3,435,725)	(1,141,148)	(9,723,344)	(1,340,652)	(11,754,657)

Net increase (decrease)	302,210	$2,202,169	266,650	$2,243,386	705,652	$5,949,470

Notes to Financial Statements (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Overseas Fund Class R4*
Sold	325,052	$2,275,457	472,293	$3,858,572	11,376	$100,105
Issued as reinvestment of dividends	6,873	51,550	5,817	45,724	279	2,404
Redeemed	(66,146)	(484,125)	(31,402)	(252,934)	- ++	(4)

Net increase (decrease)	265,779	$1,842,882	446,708	$3,651,362	11,655	$102,505

Overseas Fund Class R3
Sold	70,996	$523,157	159,151	$1,367,031	12,261	$102,463
Issued as reinvestment of dividends	2,243	16,976	3,458	27,413	-	-
Redeemed	(19,034)	(142,589)	(17,936)	(158,188)	(73,386)	(639,471)

Net increase (decrease)	54,205	$397,544	144,673	$1,236,256	(61,125)	$(537,008)

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 21, 2014.
+	For the period January 1, 2015 through September 30, 2015.
++	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2016, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2016, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,101,494,414	$15,224,464	$(12,891,976)	$2,332,488
Strategic Bond Fund	318,316,655	7,530,168	(7,742,922)	(212,754)
Diversified Value Fund	309,334,396	47,606,128	(12,325,519)	35,280,609
Fundamental Value Fund	1,023,209,287	302,412,829	(59,706,514)	242,706,315
Large Cap Value Fund	216,425,427	30,670,407	(32,672,037)	(2,001,630)
S&P 500 Index Fund	2,314,434,731	1,407,686,976	(86,409,118)	1,321,277,858
Focused Value Fund	710,700,555	126,805,643	(26,872,400)	99,933,243
Fundamental Growth Fund	121,539,875	18,975,437	(1,851,028)	17,124,409
Blue Chip Growth Fund	1,250,673,330	298,352,329	(47,166,284)	251,186,045
Growth Opportunities Fund	806,417,605	218,155,029	(68,645,894)	149,509,135
Mid-Cap Value Fund	98,892,381	6,581,317	(4,599,236)	1,982,081
Small Cap Value Equity Fund	158,484,092	36,480,034	(9,933,412)	26,546,622
Small Company Value Fund	282,981,218	33,438,283	(17,575,416)	15,862,867
S&P Mid Cap Index Fund	315,580,490	36,578,874	(24,259,495)	12,319,379
Russell 2000 Small Cap Index Fund	330,049,501	24,747,348	(38,682,129)	(13,934,781)

Notes to Financial Statements (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Mid Cap Growth Equity II Fund	$2,555,363,766	$554,546,295	$(58,783,421)	$495,762,874
Small Cap Growth Equity Fund	549,689,199	31,394,019	(33,298,356)	(1,904,337)
Diversified International Fund	80,196,151	2,703,927	(6,564,680)	(3,860,753)
MSCI EAFE International Index Fund	469,534,534	29,006,504	(44,781,561)	(15,775,057)
Overseas Fund	694,722,847	48,843,244	(62,504,006)	(13,660,762)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2015, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Strategic Bond Fund	$-	$4,220,698	$-
Diversified Value Fund	-	3,658,831	-
Diversified International Fund	10,172,267	62,822,946	511,296
Overseas Fund	-	34,927,900	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At September 30, 2015, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Strategic Bond Fund	$-	$1,453,115
Diversified International Fund	2,543,171	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the period ended September 30, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Total Return Bond Fund	$1,318,713	$-	$-
Strategic Bond Fund	72,594	-	-
Diversified Value Fund	1,079,882	-	-
Fundamental Value Fund	-	40,137,427	-
Large Cap Value Fund	60,051	2,137,204	-

Notes to Financial Statements (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
S&P 500 Index Fund	$135,517	$9,788,907	$-
Focused Value Fund	-	10,679,655	-
Fundamental Growth Fund	-	495,629	-
Blue Chip Growth Fund	-	12,714,695	-
Growth Opportunities Fund	-	25,572,687	-
Mid-Cap Value Fund	-	1,615,963	-
Small Cap Value Equity Fund	13,999	-	-
Small Company Value Fund	-	5,346,329	-
S&P Mid Cap Index Fund	129,048	851,278	-
Russell 2000 Small Cap Index Fund	16,452	122,272	-
Mid Cap Growth Equity II Fund	-	17,813,262	-
Small Cap Growth Equity Fund	-	12,740,502	-
Overseas Fund	15,424,845	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the period ended September 30, 2015:

Amount
MSCI EAFE International Index Fund	$375,686
Overseas Fund	786,837

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2015, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, defaulted bond income accruals, non-REIT return of capital outstanding, passive foreign investment companies, non-taxable dividends, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$19,964,390	$-	$(282,929)	$3,635,816
Strategic Bond Fund	5,720,003	(5,673,813)	(59,527)	(3,531,152)
Diversified Value Fund	4,350,910	(3,658,831)	(105,060)	28,946,891
Fundamental Value Fund	23,978,865	130,370,394	(348,711)	215,717,585
Large Cap Value Fund	6,837,549	23,663,687	(218,532)	(6,809,577)
S&P 500 Index Fund	45,185,207	62,791,351	(692,922)	1,075,830,499
Focused Value Fund	13,869,188	105,440,035	(215,866)	27,877,758
Fundamental Growth Fund	764,923	12,976,295	(24,126)	12,972,591
Blue Chip Growth Fund	18,892,682	213,250,036	(272,761)	205,758,335
Growth Opportunities Fund	-	97,834,493	(164,146)	168,378,053
Mid-Cap Value Fund	1,855,516	12,984,710	(39,175)	(11,248,576)
Small Cap Value Equity Fund	730,141	4,773,969	(33,742)	20,004,483
Small Company Value Fund	1,621,186	70,311,194	(147,046)	674,762
S&P Mid Cap Index Fund	3,541,694	9,396,072	(18,992)	2,370,332
Russell 2000 Small Cap Index Fund	2,722,775	4,706,414	(14,246)	(14,665,335)

Notes to Financial Statements (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Mid Cap Growth Equity II Fund	$8,107,780	$195,547,097	$(443,447)	$448,216,787
Small Cap Growth Equity Fund	-	107,491,438	(214,453)	(25,466,039)
Diversified International Fund	-	(76,049,680)	(40,602)	(6,883,701)
MSCI EAFE International Index Fund	7,790,123	372,841	(24,291)	(15,459,678)
Overseas Fund	9,777,743	(34,927,900)	(194,836)	(34,949,866)

The Funds did not have any unrecognized tax benefits at March 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its

Notes to Financial Statements (Continued)

capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in November 2015, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or subadvisers (the “Independent Trustees”), reviewed and approved a proposal to lower the advisory fee breakpoints of the Mid-Cap Value Fund, Small Cap Value Equity Fund, and Total Return Bond Fund (the “Funds”). In arriving at their decision, the Trustees considered materials provided by MML Advisers, including revised profitability schedules for the Funds. In their deliberations, the Trustees were advised by independent counsel.

The amendments to the advisory agreements for the Funds became effective on January 1, 2016.

At their meeting in November 2015, the Trustees, including the Independent Trustees, also reviewed and approved a proposal to lower the subadvisory fee paid by MML Advisers to Systematic Financial Management, L.P. (“Systematic”) for the Mid-Cap Value Fund. In arriving at their decision, the Trustees discussed the fees payable to Systematic for the Mid-Cap Value Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the amended subadvisory agreement was not excessive and the subadvisory fee amount under the amended subadvisory agreement was fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

The amended subadvisory agreement became effective on December 1, 2015.

At their meeting in February 2016, the Trustees, including the Independent Trustees, reviewed and approved a proposal to lower the subadvisory fee paid by MML Advisers to T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Blue Chip Growth Fund. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price for the Blue Chip Growth Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the amended subadvisory agreement was not excessive and the subadvisory fee amount under the amended subadvisory agreement was fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

The amended subadvisory agreement became effective on March 1, 2016.

Prior to the votes being taken to approve the amendments to the advisory and subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of each such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2016:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.34%	$1,020.80	$1.72	$1,023.30	$1.72
Class R5	1,000	0.44%	1,019.90	2.22	1,022.80	2.23
Service Class	1,000	0.54%	1,020.30	2.73	1,022.30	2.73
Administrative Class	1,000	0.64%	1,018.70	3.23	1,021.80	3.23
Class A	1,000	0.89%	1,019.00	4.49	1,020.60	4.50
Class R4	1,000	0.79%	1,018.90	3.99	1,021.10	3.99
Class R3	1,000	1.04%	1,017.70	5.25	1,019.80	5.25
Strategic Bond Fund
Class I	1,000	0.48%	1,028.80	2.43	1,022.60	2.43
Class R5	1,000	0.58%	1,028.80	2.94	1,022.10	2.93
Service Class	1,000	0.68%	1,027.90	3.45	1,021.60	3.44
Administrative Class	1,000	0.78%	1,028.50	3.96	1,021.10	3.94
Class A	1,000	1.03%	1,026.70	5.22	1,019.90	5.20
Class R4	1,000	0.93%	1,026.40	4.71	1,020.40	4.70
Class R3	1,000	1.18%	1,025.70	5.98	1,019.10	5.96

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class I	$1,000	0.58%	$1,046.40	$2.97	$1,022.10	$2.93
Class R5	1,000	0.68%	1,045.30	3.48	1,021.60	3.44
Service Class	1,000	0.78%	1,045.80	3.99	1,021.10	3.94
Administrative Class	1,000	0.88%	1,044.40	4.50	1,020.60	4.45
Class A	1,000	1.13%	1,043.90	5.77	1,019.40	5.70
Class R4	1,000	1.03%	1,043.50	5.26	1,019.90	5.20
Class R3	1,000	1.28%	1,043.00	6.54	1,018.60	6.46
Fundamental Value Fund
Class I	1,000	0.64%	1,061.80	3.30	1,021.80	3.23
Class R5	1,000	0.74%	1,061.10	3.81	1,021.30	3.74
Service Class	1,000	0.84%	1,061.20	4.33	1,020.80	4.24
Administrative Class	1,000	0.94%	1,060.30	4.84	1,020.30	4.75
Class A	1,000	1.19%	1,058.00	6.12	1,019.10	6.01
Class R4	1,000	1.09%	1,059.40	5.61	1,019.60	5.50
Class R3	1,000	1.34%	1,057.40	6.89	1,018.30	6.76
Large Cap Value Fund
Class I	1,000	0.63%	1,041.70	3.22	1,021.90	3.18
Class R5	1,000	0.73%	1,041.60	3.73	1,021.40	3.69
Service Class	1,000	0.83%	1,042.00	4.24	1,020.90	4.19
Administrative Class	1,000	0.93%	1,040.00	4.74	1,020.40	4.70
Class A	1,000	1.18%	1,039.90	6.02	1,019.10	5.96
Class R4	1,000	1.08%	1,039.80	5.51	1,019.60	5.45
Class R3	1,000	1.33%	1,038.20	6.78	1,018.40	6.71
S&P 500 Index Fund
Class I	1,000	0.12%	1,084.00	0.63	1,024.40	0.61
Class R5	1,000	0.22%	1,083.90	1.15	1,023.90	1.11
Service Class	1,000	0.37%	1,082.80	1.93	1,023.20	1.87
Administrative Class	1,000	0.47%	1,082.50	2.45	1,022.70	2.38
Class A	1,000	0.72%	1,081.40	3.75	1,021.40	3.64
Class R4	1,000	0.62%	1,081.50	3.23	1,021.90	3.13
Class R3	1,000	0.87%	1,080.60	4.53	1,020.70	4.40
Focused Value Fund
Class I	1,000	0.73%	1,051.70	3.74	1,021.40	3.69
Class R5	1,000	0.83%	1,051.40	4.26	1,020.90	4.19
Service Class	1,000	0.93%	1,051.40	4.77	1,020.40	4.70
Administrative Class	1,000	1.03%	1,050.10	5.28	1,019.90	5.20
Class A	1,000	1.28%	1,048.70	6.56	1,018.60	6.46
Class R4	1,000	1.18%	1,049.90	6.05	1,019.10	5.96
Class R3	1,000	1.44%	1,048.60	7.37	1,017.80	7.26
Fundamental Growth Fund
Class I	1,000	0.70%	1,076.80	3.63	1,021.50	3.54
Class R5	1,000	0.80%	1,075.50	4.15	1,021.00	4.04
Service Class	1,000	0.90%	1,074.40	4.67	1,020.50	4.55
Administrative Class	1,000	1.00%	1,073.50	5.18	1,020.00	5.05
Class A	1,000	1.25%	1,072.60	6.48	1,018.80	6.31
Class R4	1,000	1.15%	1,072.70	5.96	1,019.30	5.81
Class R3	1,000	1.40%	1,073.60	7.26	1,018.00	7.06

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.66%	$1,054.90	$3.39	$1,021.70	$3.34
Class R5	1,000	0.76%	1,054.40	3.90	1,021.20	3.84
Service Class	1,000	0.86%	1,054.20	4.42	1,020.70	4.34
Administrative Class	1,000	0.96%	1,053.90	4.93	1,020.20	4.85
Class A	1,000	1.21%	1,052.00	6.21	1,019.00	6.11
Class R4	1,000	1.11%	1,052.70	5.70	1,019.50	5.60
Class R3	1,000	1.36%	1,051.50	6.98	1,018.20	6.86
Growth Opportunities Fund
Class I	1,000	0.74%	1,012.10	3.72	1,021.30	3.74
Class R5	1,000	0.84%	1,012.20	4.23	1,020.80	4.24
Service Class	1,000	0.94%	1,011.50	4.73	1,020.30	4.75
Administrative Class	1,000	1.04%	1,010.80	5.23	1,019.80	5.25
Class A	1,000	1.29%	1,009.10	6.48	1,018.60	6.51
Class R4	1,000	1.19%	1,010.20	5.98	1,019.10	6.01
Class R3	1,000	1.44%	1,008.60	7.23	1,017.80	7.26
Mid-Cap Value Fund
Class I	1,000	0.80%	1,080.40	4.16	1,021.00	4.04
Class R5	1,000	0.90%	1,080.40	4.68	1,020.50	4.55
Service Class	1,000	1.00%	1,079.50	5.20	1,020.00	5.05
Administrative Class	1,000	1.10%	1,078.70	5.72	1,019.50	5.55
Class A	1,000	1.35%	1,077.30	7.01	1,018.30	6.81
Class R4	1,000	1.25%	1,078.40	6.50	1,018.80	6.31
Class R3	1,000	1.50%	1,076.30	7.79	1,017.50	7.57
Small Cap Value Equity Fund
Class I	1,000	0.80%	1,070.90	4.14	1,021.00	4.04
Class R5	1,000	0.90%	1,071.20	4.66	1,020.50	4.55
Service Class	1,000	1.00%	1,070.30	5.18	1,020.00	5.05
Administrative Class	1,000	1.10%	1,069.20	5.69	1,019.50	5.55
Class A	1,000	1.35%	1,068.30	6.98	1,018.30	6.81
Class R4	1,000	1.25%	1,068.60	6.46	1,018.80	6.31
Class R3	1,000	1.50%	1,067.30	7.75	1,017.50	7.57
Small Company Value Fund
Class I	1,000	0.93%	1,020.10	4.70	1,020.40	4.70
Class R5	1,000	1.03%	1,019.10	5.20	1,019.90	5.20
Service Class	1,000	1.13%	1,019.30	5.70	1,019.40	5.70
Administrative Class	1,000	1.23%	1,018.80	6.21	1,018.90	6.21
Class A	1,000	1.48%	1,016.50	7.46	1,017.60	7.47
Class R4	1,000	1.38%	1,017.70	6.96	1,018.10	6.96
Class R3	1,000	1.63%	1,016.10	8.22	1,016.90	8.22
S&P Mid Cap Index Fund
Class I	1,000	0.20%	1,064.10	1.03	1,024.00	1.01
Class R5	1,000	0.30%	1,063.30	1.55	1,023.50	1.52
Service Class	1,000	0.45%	1,062.40	2.32	1,022.80	2.28
Administrative Class	1,000	0.55%	1,062.40	2.84	1,022.30	2.78
Class A	1,000	0.80%	1,061.30	4.12	1,021.00	4.04
Class R4	1,000	0.70%	1,061.80	3.61	1,021.50	3.54
Class R3	1,000	0.95%	1,059.50	4.89	1,020.30	4.80

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Russell 2000 Small Cap Index Fund
Class I	$1,000	0.20%	$1,021.00	$1.01	$1,024.00	$1.01
Class R5	1,000	0.30%	1,020.10	1.52	1,023.50	1.52
Service Class	1,000	0.45%	1,019.40	2.27	1,022.80	2.28
Administrative Class	1,000	0.55%	1,018.50	2.78	1,022.30	2.78
Class A	1,000	0.80%	1,017.80	4.04	1,021.00	4.04
Class R4	1,000	0.70%	1,018.60	3.53	1,021.50	3.54
Class R3	1,000	0.95%	1,016.20	4.79	1,020.30	4.80
Mid Cap Growth Equity II Fund
Class I	1,000	0.74%	1,040.90	3.78	1,021.30	3.74
Class R5	1,000	0.84%	1,040.10	4.28	1,020.80	4.24
Service Class	1,000	0.94%	1,040.20	4.79	1,020.30	4.75
Administrative Class	1,000	1.04%	1,039.30	5.30	1,019.80	5.25
Class A	1,000	1.29%	1,037.80	6.57	1,018.60	6.51
Class R4	1,000	1.19%	1,038.40	6.06	1,019.10	6.01
Class R3	1,000	1.44%	1,037.60	7.34	1,017.80	7.26
Small Cap Growth Equity Fund
Class I	1,000	0.88%	969.80	4.33	1,020.60	4.45
Class R5	1,000	0.98%	969.50	4.83	1,020.10	4.95
Service Class	1,000	1.08%	969.00	5.32	1,019.60	5.45
Administrative Class	1,000	1.18%	968.40	5.81	1,019.10	5.96
Class A	1,000	1.43%	966.60	7.03	1,017.90	7.21
Class R4	1,000	1.33%	967.50	6.54	1,018.40	6.71
Class R3	1,000	1.58%	967.30	7.77	1,017.10	7.97
Diversified International Fund
Class I	1,000	0.90%	976.10	4.45	1,020.50	4.55
Class R5	1,000	1.00%	971.50	4.93	1,020.00	5.05
Service Class	1,000	1.10%	973.90	5.43	1,019.50	5.55
Administrative Class	1,000	1.20%	974.20	5.92	1,019.00	6.06
Class A	1,000	1.45%	973.10	7.15	1,017.80	7.31
Class R4	1,000	1.35%	973.60	6.66	1,018.30	6.81
Class R3	1,000	1.60%	971.50	7.89	1,017.00	8.07
MSCI EAFE International Index Fund
Class I	1,000	0.25%	1,006.40	1.25	1,023.80	1.26
Class R5	1,000	0.35%	1,006.60	1.76	1,023.30	1.77
Service Class	1,000	0.50%	1,004.90	2.51	1,022.50	2.53
Administrative Class	1,000	0.60%	1,005.00	3.01	1,022.00	3.03
Class A	1,000	0.85%	1,003.50	4.26	1,020.80	4.29
Class R4	1,000	0.75%	1,004.50	3.76	1,021.30	3.79
Class R3	1,000	1.00%	1,002.30	5.01	1,020.00	5.05
Overseas Fund
Class I	1,000	0.93%	999.10	4.65	1,020.40	4.70
Class R5	1,000	1.03%	998.00	5.14	1,019.90	5.20
Service Class	1,000	1.13%	997.00	5.64	1,019.40	5.70
Administrative Class	1,000	1.23%	996.00	6.14	1,018.90	6.21
Class A	1,000	1.48%	995.80	7.38	1,017.60	7.47
Class R4	1,000	1.38%	995.80	6.89	1,018.10	6.96
Class R3	1,000	1.63%	996.00	8.13	1,016.90	8.22

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2016 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-39568-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholder (Unaudited)

To Our Shareholders

Eric Wietsma

“In MassMutual’s view, retirement investors may be well served by maintaining an investment strategy that is suited to how comfortable they are with the markets’ ups and downs, how long they have to save and invest, and what their specific financial goals are.”

March 31, 2016

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report, covering the six months ended March 31, 2016. U.S. stocks, for the most part, outperformed their foreign counterparts, reflecting the ongoing strength of the U.S. economy during the period. Investors continued to closely monitor economic data releases in their vigil over the potential timing for the U.S. Federal Reserve’s (the “Fed”) long-awaited launch of interest rate increases – a source of investor speculation for most of 2015. During the reporting period, low oil prices and China’s continued economic difficulties continued to capture investors’ attention. Against this backdrop, the price of West Texas Intermediate crude oil started the period at nearly $45 per barrel and declined to nearly $37 at the end of March. This masked the extreme volatility of the commodity, however – whose price reached as high as $47.88 on November 3, 2015, and as low as $26.19 on February 11, 2016. Gasoline prices followed a similar pattern, starting out the six-month period at an average of $2.29 – before settling at $2.06 on March 31, 36 cents lower than the same time in 2015. The price of gold also fluctuated over the course of the six months, starting the period at $1,119 per ounce, before finishing the first quarter at $1,237.

Key events that characterized the period

Thanks to a robust October rally, U.S. stocks performed relatively well in the final quarter of 2015 against the backdrop of a somewhat disappointing first three quarters, when several factors had kept share prices from making much upward headway. These included weak commodity prices – especially crude oil, uncertainty about the timing of the Fed’s first interest rate hike since 2006, investor concerns about the strength and durability of the U.S. economic recovery, and worries over China and emerging markets worldwide.

After an extremely volatile third quarter of 2015, share prices recovered strongly in October, with two of the most widely followed U.S. equity benchmarks, the Dow Jones Industrial AverageSM (the “Dow”) and the S&P 500® Index, turning in their best monthly gains since October 2011. Investor fears about China and crude oil eased, and a weak September payroll number fueled hopes that the Fed might delay raising short-term interest rates; however, the October and November employment reports were considerably stronger. This renewed talk of a rate increase – which, in fact, finally occurred at the mid-December meeting, when the Fed hiked the target range for the federal funds rate – the Fed’s overnight bank lending rate – to 0.25%-0.50% from 0%-0.25%. Elsewhere, crude oil broke to another new low for the year in December and ended 2015 with an annual decline of 31% after falling almost 50% in 2014. These factors led to choppy market action over the final two months of the year.

The U.S. economy continued to improve, although results were mixed. For example, in mid-October, several housing reports yielded generally positive results, whereas later that month, the housing outlook was muddled by new home sales figures that were the lowest since November 2014. On the other hand, there was mostly good news on the employment front, as jobless claims experienced a favorable downward trend during the fourth quarter – and first-time jobless claims dropped to a 42-year low in mid-December. This was despite the October Job Openings and Labor Turnover Survey, which in December showed a decline in job openings from 5.526 million to 5.383 million. Employment news remained largely positive, however, as even the manufacturing sector, which struggled from falling exports due to a strong dollar, posted encouraging results in the fourth quarter of 2015.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholder (Unaudited) (Continued)

After experiencing a steep plunge and vigorous recovery as recently as August and October, respectively, U.S. stocks repeated that scenario in the first quarter of 2016. In both cases, concerns about China’s slowing economy and falling crude oil prices helped to drive weakness in share prices. Adding to these concerns at the start of 2016 was fear of slowing global and domestic economic growth, the latter underscored by initial estimates that U.S. gross domestic product (“GDP”) expanded by a disappointing 0.7% rate in the fourth quarter of 2015, although that number was subsequently revised upward.

Share prices continued to struggle early in February, as global equity markets moved roughly in tandem with the price of oil, which declined early on, but rallied later in the month on hopes that producers would curtail supply. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon. However, later in the quarter, upward revisions in estimated fourth-quarter U.S. economic growth, first to 1.0% and ultimately to 1.4%, helped the equity markets rebound. The employment picture also brightened, as February’s nonfarm payrolls came in significantly stronger than the previous two months’. At the same time, the payroll numbers for both January and December were revised upward.

The rally in equities continued in March, with the Fed doing its part by reassuring investors that the central bank would be cautious about implementing further hikes in short-term interest rates. Stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2016 – largely, but not entirely – outperforming foreign developed and emerging markets. The blue-chip Dow climbed 10.07% to lead the major market indexes for the period. Next were the large-cap stock S&P 500 Index, which rose 8.49%; and the technology-heavy NASDAQ Composite® Index, which advanced 6.07%. The Russell 2000® Index, a benchmark of small-cap stocks, gained a much more modest 2.02% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a mere 1.56% advance, while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, had a more impressive 6.41% return. Fixed-income investments advanced somewhat during the period, with the Barclays U.S. Aggregate Bond Index returning 2.44%.*

Review and maintain your strategy

MassMutual knows that nothing matters more than the safety and well-being of your loved ones. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Please keep in mind that the financial markets go both up and down – and that it is nearly impossible to predict their future direction. That’s why our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, this might be a good time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. And as always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investments Services as of 4/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/16

U.S. Treasury Note 1.125% 2/28/21	6.5%
U.S. Treasury Inflation Index 0.625% 1/15/26	2.5%
SPDR Gold Trust	1.5%
Apple, Inc.	1.2%
U.S. Treasury Note 1.625% 2/15/26	1.0%
Mexican Bonos 6.500% 6/10/21	1.0%
Alphabet, Inc. Class C	0.9%
United Kingdom Gilt 2.000% 9/07/25	0.9%
U.S. Treasury Note 2.000% 8/15/25	0.8%
Australia Government Bond 5.750% 5/15/21	0.7%

17.0%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/16
Equities	55.2%
Bonds & Notes	32.2%
Mutual Funds	2.8%
Purchased Options	0.3%
Warrants	0.0%

Total Long-Term Investments	90.5%
Short-Term Investments and Other Assets and Liabilities	9.5%

Net Assets	100.0%

Securities Sold Short	(0.1)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 55.2%

COMMON STOCK — 52.3%
Australia — 0.2%
Healthscope Ltd.	272,983	$555,612
Westpac Banking Corp.	18,529	430,543

		986,155

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	3,815	475,584
Umicore SA	4,725	234,596

		710,180

Bermuda — 0.3%
Axalta Coating Systems Ltd. (a)	31,522	920,442
Axis Capital Holdings Ltd.	2,212	122,678
Brilliance China Automotive Holdings Ltd.	146,000	151,117
Bunge Ltd.	3,056	173,184
Haier Electronics Group Co. Ltd.	152,000	263,314

		1,630,735

Brazil — 0.0%
SLC Agricola SA	20,334	89,352

British Virgin Islands — 0.1%
Michael Kors Holdings Ltd. (a)	7,557	430,447

Canada — 1.2%
Athabasca Oil Corp. (a)	89,468	70,954
Barrick Gold Corp.	14,740	200,169
Brookfield Asset Management, Inc. Class A	22,520	783,471
Brookfield Asset Management, Inc. Class A	1,893	65,838
Cameco Corp.	43,768	561,981
Canadian National Railway Co.	5,246	327,665
Cenovus Energy, Inc.	47,226	614,529
Eldorado Gold Corp.	65,298	205,133
Encana Corp.	314,722	1,916,657
Goldcorp, Inc.	34,845	565,534
Platinum Group Metals Ltd. (a)	45,959	174,643
Platinum Group Metals Ltd. (a)	31,097	117,802
Tahoe Resources, Inc.	53,355	534,885
The Toronto-Dominion Bank	19,110	824,875

		6,964,136

Cayman Islands — 0.4%
Alibaba Group Holding Ltd. (a)	12,441	983,212
Chaoda Modern Agriculture Holdings Ltd. (a)	1,265,139	27,407
China Resources Land Ltd.	194,000	497,140
Haitian International Holdings Ltd.	148,171	254,116
Sino Biopharmaceutical Ltd.	368,000	275,296
Zhongsheng Group Holdings Ltd.	213,850	103,550

		2,140,721

	Number of Shares	Value
China — 0.0%
Dongfeng Motor Group Co. Ltd. Class H	79,500	$99,065

Denmark — 0.0%
Novo Nordisk A/S Class B	4,406	237,890

France — 2.1%
Accor SA	9,309	394,028
Aeroports de Paris	1,257	155,363
Arkema	1,113	83,275
Atos SE	1,431	116,294
AXA SA	41,875	984,474
BNP Paribas	10,720	537,539
Cie Generale des Etablissements Michelin Class B	706	72,074
Compagnie de Saint-Gobain	9,078	398,823
Danone SA	8,070	572,907
Dassault Aviation SA	542	650,077
Elis SA	56	1,087
Engie	21,698	335,821
Legrand SA	7,090	396,901
Orange SA	15,023	262,497
Publicis Groupe SA	11,070	775,793
Renault SA	3,598	357,023
Safran SA	25,694	1,796,620
Sanofi	16,919	1,360,701
Sodexo SA	3,395	365,031
Sopra Steria Group	60	7,088
Total SA	13,432	610,919
Total SA Sponsored ADR (France)	1,643	74,625
Ubisoft Entertainment (a)	10,868	341,016
Unibail-Rodamco SE	2,699	740,545
Veolia Environnement SA	7,246	174,398
Vinci SA	5,281	392,153
Worldline SA (a) (b)	4,395	113,111

		12,070,183

Germany — 0.9%
Allianz SE	3,472	564,416
BASF SE	5,649	425,951
Bayer AG	3,970	466,569
Bayerische Motoren Werke AG	3,960	363,720
Beiersdorf AG	3,116	281,212
Deutsche Post AG	8,983	249,484
Deutsche Telekom AG	41,163	738,439
E.ON SE	11,139	106,905
Evonik Industries AG	8,010	240,126
Hugo Boss AG	4,418	289,627
RWE AG	4,014	51,907
Siemens AG	3,670	388,990
Volkswagen AG	258	37,430
Vonovia SE	20,528	738,591

		4,943,367

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 0.5%
AIA Group Ltd.	108,400	$614,722
Beijing Enterprises Holdings Ltd.	107,922	590,818
Sun Hung Kai Properties Ltd.	82,250	1,005,164
Wharf Holdings Ltd.	130,000	710,804

		2,921,508

India — 0.3%
Coal India Ltd.	111,248	490,388
Maruti Suzuki India Ltd.	3,987	223,317
Reliance Industries Ltd.	57,471	906,828

		1,620,533

Indonesia — 0.0%
Siloam International Hospitals Tbk PT	443,480	244,743

Ireland — 0.8%
Accenture PLC Class A	1,431	165,137
Allergan PLC (a)	2,924	783,720
CRH PLC	10,750	302,090
Eaton Corp. PLC	13,891	869,021
Ingersoll-Rand PLC	14,153	877,628
Medtronic PLC	3,767	282,525
Tyco International PLC	9,188	337,291
Xl Group PLC	18,663	686,798

		4,304,210

Israel — 0.2%
Check Point Software Technologies Ltd. (a)	1,249	109,250
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	24,142	1,291,838

		1,401,088

Italy — 0.7%
Ei Towers SpA	16,800	935,323
Enel SpA	101,148	447,680
Intesa Sanpaolo	305,416	839,884
Prysmian SpA	12,478	282,641
RAI Way SpA (b)	85,770	459,644
Recordati SpA	3,229	80,784
Snam SpA	19,412	121,418
Telecom Italia SpA (a)	767,000	827,072
Telecom Italia SpA-RSP	54,481	47,432

		4,041,878

Japan — 7.5%
Aisin Seiki Co. Ltd.	15,440	581,345
Ajinomoto Co., Inc.	17,000	382,881
Alpine Electronics, Inc.	2,800	31,353
Asahi Group Holdings Ltd.	12,000	373,270
Asahi Kasei Corp.	77,000	519,039
ASKUL Corp.	100	4,067
Astellas Pharma, Inc.	31,350	416,667
Autobacs Seven Co. Ltd.	1,300	21,905
Bandai Namco Holdings, Inc.	4,000	87,040
The Bank of Yokohama Ltd. (a) (c)	16,000	73,926

	Number of Shares	Value
Benesse Holdings, Inc.	600	$17,267
Bridgestone Corp.	26,000	968,930
Canon Marketing Japan, Inc.	2,000	34,848
The Chiba Bank Ltd.	14,000	69,746
Chiyoda Corp.	4,000	29,229
Chubu Electric Power Co., Inc.	25,500	355,283
COMSYS Holdings Corp.	1,200	18,494
Daikin Industries Ltd.	8,400	627,438
Daikyo, Inc.	27,000	42,832
Daiwa Securities Group, Inc.	25,000	153,319
Dena Co. Ltd.	5,600	96,429
Denso Corp.	25,670	1,028,767
East Japan Railway	17,253	1,485,500
Eisai Co. Ltd.	3,500	210,442
Electric Power Development Co. Ltd.	5,500	171,387
EXEDY Corp.	1,300	28,659
FamilyMart Co. Ltd.	8,800	457,287
Fanuc Ltd.	1,850	287,252
Fuji Heavy Industries Ltd.	56,830	2,000,741
Fukuoka Financial Group, Inc.	35,000	114,074
Futaba Industrial Co. Ltd.	22,310	88,965
GS Yuasa Corp.	60,000	256,322
GungHo Online Entertainment, Inc.	11,500	32,295
Hitachi Chemical Co. Ltd.	24,600	442,360
Hitachi Kokusai Electric, Inc.	2,000	24,029
Honda Motor Co. Ltd.	26,460	725,142
Hoya Corp.	11,820	449,383
Inpex Corp.	91,700	694,951
Isuzu Motors Ltd.	38,900	401,411
Japan Airlines Co. Ltd.	40,800	1,493,857
Japan Post Bank Co. Ltd.	34,300	421,919
Japan Tobacco, Inc.	8,500	353,379
JGC Corp.	13,030	194,965
JSR Corp.	25,400	364,206
Kamigumi Co. Ltd.	4,000	37,553
The Kansai Electric Power Co., Inc. (a)	6,400	56,553
KDDI Corp.	24,900	663,667
Keyence Corp.	400	218,057
Kinden Corp.	4,500	55,154
Koito Manufacturing Co. Ltd.	8,100	365,864
Komatsu Ltd.	23,000	391,341
Kubota Corp.	31,320	426,079
Kuraray Co. Ltd.	21,810	265,988
Kyocera Corp.	11,100	488,646
Kyushu Electric Power Co., Inc. (a)	23,500	223,535
Mabuchi Motor Co. Ltd.	2,100	97,451
Maeda Road Construction Co. Ltd.	2,000	32,895
Medipal Holdings Corp.	900	14,243
Millea Holdings, Inc.	11,775	397,274
Mitsubishi Corp.	22,520	381,139
Mitsubishi Electric Corp.	101,000	1,057,744
Mitsubishi Estate Co. Ltd.	63,000	1,167,017
Mitsubishi Heavy Industries Ltd.	20,000	74,031

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi UFJ Financial Group, Inc.	140,800	$651,961
Mitsui & Co. Ltd.	41,452	476,732
Mitsui Sumitomo Insurance Group Holdings, Inc.	12,466	347,110
Murata Manufacturing Co. Ltd.	1,570	188,594
Nabtesco Corp.	5,300	118,900
NEC Corp.	152,000	382,001
Nexon Co. Ltd.	6,000	101,937
Nikon Corp.	29,300	448,175
Nintendo Co. Ltd.	5,000	708,489
Nippo Corp.	1,000	16,785
Nippon Express Co. Ltd.	23,000	104,581
Nippon Steel & Sumitomo Metal Corp.	9,000	172,768
Nippon Telegraph & Telephone Corp.	13,540	582,187
Nitto Denko Corp.	15,000	833,346
Nomura Holdings, Inc.	71,700	319,163
NS Solutions Corp.	500	9,809
Okumura Corp.	59,230	312,381
Omron Corp.	7,300	217,157
Otsuka Holdings Co. Ltd.	12,700	460,410
Rinnai Corp.	5,100	450,194
Rohm Co. Ltd.	15,960	670,101
Sanrio Co. Ltd.	14,200	276,868
Sawai Pharmaceutical Co. Ltd.	1,500	93,778
SCSK Corp.	500	19,508
Secom Co. Ltd.	1,200	89,161
Sega Sammy Holdings, Inc.	28,600	311,679
Seino Holdings Co. Ltd.	6,200	66,790
Seven & I Holdings Co. Ltd.	6,400	271,827
Shimamura Co. Ltd.	600	74,625
Shin-Etsu Chemical Co. Ltd.	25,188	1,302,726
Ship Healthcare Holdings, Inc.	5,600	140,786
The Shizuoka Bank Ltd.	9,000	64,900
SHO-BOND Holdings Co. Ltd.	200	7,587
SMC Corp.	800	185,687
Sohgo Security Services Co. Ltd.	2,800	151,693
Sompo Japan Nipponkoa Holdings	11,200	317,047
Sony Financial Holdings, Inc.	34,300	437,975
Stanley Electric Co. Ltd.	2,200	49,595
Sumco Corp.	39,000	245,138
Sumitomo Corp.	30,400	301,935
Sumitomo Electric Industries Ltd.	29,900	363,471
Sumitomo Mitsui Financial Group, Inc.	13,830	418,999
Suntory Beverage & Food Ltd.	5,700	256,131
Suzuki Motor Corp.	30,037	802,996
Toda Corp.	62,200	299,700
Tokyo Gas Co. Ltd.	234,988	1,095,114
Toyota Industries Corp.	32,721	1,470,184
Toyota Motor Corp.	15,000	791,076
Toyota Tsusho Corp.	7,800	176,136
Trend Micro, Inc.	4,000	146,059
TV Asahi Holdings Corp.	2,000	35,791
Ube Industries Ltd.	181,600	320,154

	Number of Shares	Value
Yahoo! Japan Corp.	54,400	$230,986
Yamada Denki Co. Ltd.	72,300	341,251
Yamaha Corp.	5,500	165,592
Yamato Kogyo Co. Ltd.	300	6,509

		41,949,067

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	23,729	176,689

Luxembourg — 0.0%
RTL Group (a)	593	50,200

Malaysia — 0.1%
Axiata Group	189,512	286,068

Marshall Islands — 0.0%
Ocean Rig UDW, Inc.	16,575	13,596

Mexico — 0.3%
America Movil SAB de C.V. Sponsored ADR (Mexico)	21,593	335,339
America Movil SAB de C.V.	267,090	207,771
Fibra Uno Administracion SA de C.V.	319,231	742,593
Telesites SAB de C.V. (a)	438,072	247,217

		1,532,920

Netherlands — 1.7%
Airbus Group SE	18,534	1,229,842
Akzo Nobel NV	17,456	1,186,175
CNH Industrial NV	8,333	56,331
Constellium NV (a)	33,310	172,879
ING Groep NV	36,086	434,544
Koninklijke KPN NV	187,853	784,826
Koninklijke Philips NV	34,912	991,222
LyondellBasell Industries NV Class A	534	45,700
Mobileye NV (a)	8,009	298,656
Mylan NV (a)	27,032	1,252,933
Randstad Holding NV	7,008	386,905
SBM Offshore NV (a)	124,639	1,582,177
Unilever NV	28,489	1,272,464

		9,694,654

Netherlands Antilles — 0.2%
Schlumberger Ltd.	17,753	1,309,284

Norway — 0.1%
Statoil ASA	30,579	479,076

Portugal — 0.1%
NOS SGPS	47,038	312,666

Republic of Korea — 0.4%
Hyundai Motor Co.	6,135	817,799
Hyundai Wia Corp.	1,494	137,106
Samsung Electronics Co. Ltd.	923	1,058,699
Samsung SDI Co. Ltd.	1,130	97,774
SK Hynix, Inc.	15,557	383,298

		2,494,676

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Singapore — 0.7%
Broadcom Ltd.	10	$1,545
Capitaland Ltd.	469,400	1,068,707
Global Logistic Properties Ltd.	944,600	1,348,383
Keppel Corp. Ltd.	128,600	557,609
Singapore Telecommunications Ltd.	246,428	698,154

		3,674,398

Spain — 0.3%
Cellnex Telecom SAU (b)	60,907	970,835
Cia de Distribucion Integral Logista Holdings SA	330	7,438
Gas Natural SDG SA	10,772	217,650
Iberdrola SA	40,488	269,440
Merlin Properties Socimi SA	4,718	54,699

		1,520,062

Sweden — 0.1%
Svenska Handelsbanken AB Class A	32,790	414,737

Switzerland — 1.4%
Chubb Ltd.	10,370	1,235,543
Nestle SA	43,404	3,241,128
Novartis AG	12,212	882,139
Roche Holding AG	3,665	899,330
Syngenta AG	1,251	518,540
UBS Group AG	57,415	919,613
Zurich Financial Services AG	942	217,654

		7,913,947

Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	98,211	197,299
Delta Electronics, Inc.	15,000	65,727
Taiwan Semiconductor Manufacturing Co. Ltd.	113,000	565,192
Yulon Motor Co. Ltd.	122,000	118,338

		946,556

United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	30,072	386,380
NMC Health PLC	44,175	670,527

		1,056,907

United Kingdom — 3.5%
Aggreko PLC	24,311	374,226
Antofagasta PLC	64,644	432,460
AstraZeneca PLC	28,907	1,614,094
Aviva PLC	17,512	114,014
Berkeley Group Holdings PLC	4,372	201,264
BT Group PLC	82,874	521,969
Burberry Group PLC	4,608	90,261
Coats Group PLC (a)	111,362	44,669
Delphi Automotive PLC	14,978	1,123,650
Diageo PLC Sponsored ADR (United Kingdom)	6,139	662,214
GlaxoSmithKline PLC	49,986	1,012,844
Glencore PLC	202,743	456,315

	Number of Shares	Value
HSBC Holdings PLC	355,352	$2,201,877
Integrated Diagnostics Holdings PLC (a) (b)	19,204	93,847
Legal & General Group PLC	53,194	178,545
Liberty Global PLC Series A (a)	10,623	408,985
Lloyds Banking Group PLC	375,921	364,879
National Grid PLC	41,703	590,841
Ophir Energy PLC (a)	168,458	185,062
Pearson PLC	31,763	397,985
Prudential PLC	31,670	587,393
Rio Tinto PLC	20,726	584,872
SABMiller PLC	54,890	3,354,413
Shire Ltd.	11,715	671,133
Smiths Group PLC	24,083	370,295
Spire Healthcare Group PLC (b)	170,057	873,509
Vodafone Group PLC	327,680	1,044,442
Vodafone Group PLC Sponsored ADR (United Kingdom)	31,870	1,021,433

		19,577,491

United States — 27.7%
3M Co.	731	121,807
AbbVie, Inc.	10,196	582,396
Activision Blizzard, Inc.	16,892	571,625
Adobe Systems, Inc. (a)	1,082	101,492
Aetna, Inc.	15,620	1,754,907
Agilent Technologies, Inc.	11,744	467,998
Air Products & Chemicals, Inc.	2,335	336,357
Alexion Pharmaceuticals, Inc. (a)	4,037	562,031
Alliance Data Systems Corp. (a)	385	84,700
Allstate Corp.	18,301	1,232,938
Alphabet, Inc. Class A (a)	1,223	933,027
Alphabet, Inc. Class C (a)	6,616	4,928,589
Altria Group, Inc.	18,161	1,137,968
Amazon.com, Inc. (a)	34	20,184
Amdocs Ltd.	2,241	135,401
American Airlines Group, Inc.	13,989	573,689
American Electric Power Co., Inc.	5,486	364,270
American International Group, Inc.	23,495	1,269,905
American Water Works Co., Inc.	11,040	760,987
Ameriprise Financial, Inc.	461	43,339
AmerisourceBergen Corp.	1,354	117,189
Amgen, Inc.	11,999	1,799,010
Anacor Pharmaceuticals, Inc. (a)	2,369	126,623
Anadarko Petroleum Corp.	55,190	2,570,198
Anthem, Inc.	7,673	1,066,470
Apple, Inc.	62,083	6,766,426
Archer-Daniels-Midland Co.	826	29,992
AT&T, Inc.	21,660	848,422
Bank of America Corp.	183,685	2,483,421
The Bank of New York Mellon Corp.	3,254	119,845
Baxalta, Inc.	2,832	114,413
Baxter International, Inc.	30,760	1,263,621
Bed Bath & Beyond, Inc. (a)	6,846	339,835

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class A (a)	7	$1,494,150
Berkshire Hathaway, Inc. Class B (a)	13,270	1,882,748
Biogen, Inc. (a)	2,133	555,263
The Boeing Co.	604	76,672
Bristol-Myers Squibb Co.	13,812	882,311
Calpine Corp. (a)	19,041	288,852
Cameron International Corp. (a)	1,198	80,326
Capital One Financial Corp.	1,576	109,233
Cardinal Health, Inc.	1,646	134,890
Catalent, Inc. (a)	24,723	659,362
Caterpillar, Inc.	3,656	279,830
Celgene Corp. (a)	5,904	590,931
The Charles Schwab Corp.	19,541	547,539
Chevron Corp.	881	84,047
Chipotle Mexican Grill, Inc. Class A (a)	599	282,111
Cintas Corp.	1,502	134,895
Cisco Systems, Inc.	62,732	1,785,980
Citigroup, Inc.	41,685	1,740,349
Citizens Financial Group, Inc.	1,111	23,275
Cliffs Natural Resources, Inc. (a)	2	5
CME Group, Inc.	5,353	514,156
The Coca-Cola Co.	16,400	760,796
Coca-Cola Enterprises, Inc.	1,243	63,070
Colfax Corp. (a)	13,622	389,453
Colgate-Palmolive Co.	11,373	803,502
Comcast Corp. Class A	35,383	2,161,194
Computer Sciences Corp.	2,450	84,255
CONSOL Energy, Inc.	111,605	1,260,020
Constellation Brands, Inc. Class A	1,354	204,576
Crown Castle International Corp.	4,625	400,062
CSX Corp.	14,918	384,138
CVS Health Corp.	13,485	1,398,799
DaVita HealthCare Partners, Inc. (a)	6,379	468,091
Delta Air Lines, Inc.	9,345	454,915
Delta Topco Ltd. (a) (c)	800,425	350,586
Discover Financial Services	4,312	219,567
DISH Network Corp. Class A (a)	10,429	482,446
Dominion Resources, Inc.	5,991	450,044
Dover Corp.	578	37,183
The Dow Chemical Co.	3,286	167,126
Dr. Pepper Snapple Group, Inc.	850	76,007
Dropbox, Inc. (a) (c)	87,114	943,445
DTE Energy Co.	2,075	188,119
eBay, Inc. (a)	13,537	322,993
Edgewell Personal Care Co.	17,348	1,397,034
Edison International	1,664	119,625
EI du Pont de Nemours & Co.	7,839	496,365
Electronic Arts, Inc. (a)	1,579	104,388
Eli Lilly & Co.	15,377	1,107,298
Envision Healthcare Holdings, Inc. (a)	28,420	579,768
EQT Corp.	14,596	981,727
Equity Residential	4,358	326,981
Exelon Corp.	1,680	60,245

	Number of Shares	Value
Expedia, Inc.	816	$87,981
Exxon Mobil Corp.	9,951	831,804
Facebook, Inc. Class A (a)	22,448	2,561,317
FedEx Corp.	8,372	1,362,292
Fifth Third Bancorp	3,449	57,564
Fitbit, Inc. Class A (a)	25,675	388,976
FMC Corp.	10,410	420,252
Ford Motor Co.	76,748	1,036,098
General Dynamics Corp.	1,040	136,625
General Electric Co.	111,699	3,550,911
General Growth Properties, Inc.	5,773	171,631
Gilead Sciences, Inc.	5,193	477,029
Global Payments, Inc.	1,196	78,099
GoDaddy, Inc. Class A (a)	6,654	215,124
The Goldman Sachs Group, Inc.	6,183	970,607
The Goodyear Tire & Rubber Co.	2,500	82,450
The Hain Celestial Group, Inc. (a)	10,252	419,409
The Hartford Financial Services Group, Inc.	4,821	222,152
HCA Holdings, Inc. (a)	872	68,060
Helmerich & Payne, Inc.	1,461	85,790
The Hershey Co.	1,849	170,274
The Home Depot, Inc.	1,107	147,707
HP, Inc.	40,656	500,882
HTG Molecular Diagnostics, Inc. (a)	4,196	12,043
Intel Corp.	24,690	798,721
International Business Machines Corp.	7,735	1,171,466
International Paper Co.	2,253	92,463
Intuit, Inc.	1,273	132,405
Invitae Corp. (a)	22,726	232,487
Johnson & Johnson	23,399	2,531,772
JP Morgan Chase & Co.	50,055	2,964,257
Kansas City Southern	6,901	589,690
Kimberly-Clark Corp.	2,335	314,081
KLA-Tencor Corp.	1,379	100,405
The Kraft Heinz Co.	4,142	325,396
The Kroger Co.	14,900	569,925
Las Vegas Sands Corp.	5,502	284,343
Lear Corp.	1,511	167,978
Liberty Broadband Corp. (a)	4,203	244,446
Liberty Broadband Corp. (a)	9,603	556,494
Liberty Media Corp. Class A (a)	14,895	575,394
Liberty Media Corp. Class C (a)	27,930	1,063,854
Lincoln National Corp.	1,513	59,310
Lookout, Inc. (a) (c)	3,711	35,518
Lowe’s Cos., Inc.	1,475	111,731
Marathon Oil Corp.	115,278	1,284,197
Marathon Petroleum Corp.	104,429	3,882,670
Marsh & McLennan Cos., Inc.	12,023	730,878
MasterCard, Inc. Class A	10,930	1,032,885
McDonald’s Corp.	967	121,533
McKesson Corp.	13,121	2,063,277
Merck & Co., Inc.	18,714	990,158

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	5,720	$251,337
Micron Technology, Inc. (a)	54,066	566,071
Microsoft Corp.	33,914	1,873,070
Mondelez International Inc. Class A	25,004	1,003,160
Monsanto Co.	2,250	197,415
Morgan Stanley	1,384	34,614
NextEra Energy Partners LP	14,467	393,358
NextEra Energy, Inc.	10,205	1,207,660
NIKE, Inc. Class B	1,326	81,509
Northrop Grumman Corp.	913	180,683
NRG Energy, Inc.	10,203	132,741
NRG Yield, Inc. Class A	1,327	18,007
NRG Yield, Inc. Class C	1,321	18,811
Nucor Corp.	3,417	161,624
Oracle Corp.	47,695	1,951,202
Paccar, Inc.	8,400	459,396
PayPal Holdings, Inc. (a)	2,360	91,096
PepsiCo, Inc.	16,786	1,720,229
Pfizer, Inc.	99,079	2,936,702
Phillips 66	6,714	581,365
Pioneer Natural Resources Co.	3,401	478,657
PPG Industries, Inc.	1,530	170,580
The Procter & Gamble Co.	30,957	2,548,071
Prologis, Inc.	9,826	434,113
Prudential Financial, Inc.	1,349	97,425
PulteGroup, Inc.	6,518	121,952
Pure Storage, Inc. (a)	26,888	368,097
Qorvo, Inc. (a)	4,056	204,463
QUALCOMM, Inc.	34,873	1,783,405
Raytheon Co.	1,110	136,119
Regeneron Pharmaceuticals, Inc. (a)	396	142,734
Reinsurance Group of America, Inc. Class A	1,265	121,756
Rockwell Automation, Inc.	1,066	121,257
Scripps Networks Interactive Class A	606	39,693
Sealed Air Corp.	1,317	63,229
Sempra Energy	6,183	643,341
Simon Property Group, Inc.	6,662	1,383,631
Skyworks Solutions, Inc.	2,213	172,393
Southern Copper Corp.	16,630	460,817
Southwest Airlines Co.	7,352	329,370
Square, Inc. (a)	16,959	259,134
Starbucks Corp.	787	46,984
Steel Dynamics, Inc.	14,303	321,961
Stryker Corp.	999	107,183
SunTrust Banks, Inc.	10,823	390,494
Surgery Partners, Inc. (a)	10,514	139,416
Synchrony Financial (a)	24,114	691,107
Target Corp.	7,658	630,100
Tenet Healthcare Corp. (a)	25,098	726,085
TESARO, Inc. (a)	3,745	164,892
Textron, Inc.	36,641	1,335,931
The St. Joe Co. (a)	86,414	1,482,000

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	4,446	$629,509
Tiffany & Co.	5,979	438,739
Time Warner Cable, Inc.	3,810	779,602
Time Warner, Inc.	5,239	380,089
The Travelers Cos., Inc.	3,541	413,270
U.S. Bancorp	28,560	1,159,250
Union Pacific Corp.	6,779	539,269
United Continental Holdings, Inc. (a)	20,967	1,255,085
United Parcel Service, Inc. Class B	4,608	486,006
United Rentals, Inc. (a)	14,929	928,434
United Technologies Corp.	8,262	827,026
UnitedHealth Group, Inc.	1,320	170,148
Univar, Inc. (a)	19,551	335,886
Unum Group	16,210	501,213
Urban Outfitters, Inc. (a)	10,633	351,846
Valero Energy Corp.	2,563	164,391
Veeva Systems, Inc. Class A (a)	26,509	663,785
VeriSign, Inc. (a)	1,552	137,414
Verizon Communications, Inc.	28,102	1,519,756
Verizon Communications, Inc. (c)	6,075	328,354
Visa, Inc. Class A	21,501	1,644,396
VMware, Inc. Class A (a)	7,350	384,478
Wal-Mart Stores, Inc.	22,374	1,532,395
Walgreens Boots Alliance, Inc.	10,483	883,088
Wells Fargo & Co.	61,927	2,994,790
Welltower, Inc. (a)	9,344	580,262
Western Digital Corp.	9,919	468,574
WestRock Co.	24,724	964,978
Whirlpool Corp.	5,129	924,964
The WhiteWave Foods Co. (a)	6,618	268,956
Whiting Petroleum Corp. (a)	72,358	577,417
Whole Foods Market, Inc.	9,021	280,643
The Williams Cos., Inc.	76,775	1,233,774
Williams-Sonoma, Inc.	5,163	282,623
Wyndham Worldwide Corp.	1,386	105,932
Yahoo!, Inc. (a)	8,586	316,051

		155,531,462

TOTAL COMMON STOCK (Cost $298,296,169)		293,770,647

PREFERRED STOCK — 2.9%
Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	9,552	132,429

Germany — 0.2%
Volkswagen AG 1.580%	6,454	820,882

Ireland — 0.3%
Allergan PLC 5.500%	1,530	1,406,284

Israel — 0.2%
Teva Pharmaceutical Industries Ltd. 7.000%	1,536	1,357,732

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 1.530%	639	$618,294

United Kingdom — 0.1%
HSBC Holdings PLC 8.000%	11,658	305,439
Royal Bank of Scotland Group PLC, Series T 7.250%	10,844	275,980

		581,419

United States — 2.0%
American Tower Corp. 5.250%	2,917	306,868
Anthem, Inc. 5.250%	19,469	909,008
Citigroup Capital XIII, 3 mo. LIBOR US + 6.370%, VRN 6.988%	19,082	501,666
Crown Castle International Corp. 4.500%	6,394	685,437
Dominion Resources, Inc. 6.375%	5,290	266,087
Domo, Inc. Series E, Convertible (a) (c)	123,741	960,960
Forestar Group, Inc. 6.000%	11,120	170,933
GMAC Capital Trust I, 3 mo. LIBOR US + 5.785%, VRN 6.402%	25,667	629,098
Grand Rounds, Inc. Series C, Convertible (a) (c)	121,323	308,949
Lookout Inc., Series F (a) (c)	55,056	526,946
Palantir Technologies, Inc. Series I (a) (c)	107,092	1,141,601
RBS Capital Funding Trust V 5.900%	16,195	390,785
RBS Capital Funding Trust VII, Series G 6.080%	20,062	483,895
Uber Technologies, Inc., Series D (a) (c)	65,060	3,173,119
US Bancorp, Series F, 3 mo. LIBOR US + 4.468%, VRN 6.500%	10,544	310,205
US Bancorp, Series G, 3 mo. LIBOR US + 4.861%, VRN 6.000%	6,837	179,882
Wells Fargo & Co. 7.500%	190	228,952

		11,174,391

TOTAL PREFERRED STOCK (Cost $14,301,680)		16,091,431

TOTAL EQUITIES (Cost $312,597,849)		309,862,078

	Principal Amount
BONDS & NOTES — 32.2%

BANK LOANS — 1.1%
Luxembourg — 0.0%
Endo Luxembourg Finance Co. I SARL, 2015 Term Loan B 3.750% 9/26/22	$83,730	82,369

	Principal Amount	Value
Mallinckrodt International Finance S.A., Term Loan B 3.250% 3/19/21	$162,876	$156,700

		239,069

Netherlands — 0.2%
Promontoria Blue Holding 2 B.V., Mezzanine EUR (e) 7.000% 4/17/20	799,188	909,396

Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	336,582	119,699

United States — 0.9%
Calpine Corp., Term Loan B5 3.500% 5/27/22	521,063	513,653
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	294,183	134,039
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	471,533	81,929
Grifols Worldwide Operations USA, Inc., USD Term Loan B 3.433% 2/27/21	1,026,885	1,025,499
Hilton Worldwide Finance LLC, USD Term Loan B2 3.500% 10/26/20	1,267,146	1,266,754
Novelis, Inc., 2015 Term Loan B 4.000% 5/18/22	297,750	289,562
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	627,776	276,221
Sheridan Production Partners II, L.P., Term Loan B 4.250% 12/16/20	693,504	277,401
Sheridan Production Partners II, L.P., Term Loan A 4.250% 12/16/20	96,447	38,579
Sheridan Production Partners II, L.P., Term Loan M 4.250% 12/16/20	35,972	14,389
Univar, Inc., 2015 Term Loan 4.250% 6/30/22	502,475	494,626
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	672,910	665,548

		5,078,200

TOTAL BANK LOANS (Cost $7,905,325)		6,346,364

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 9.2%
Argentina — 0.2%
Empresa Distribuidora Y Comercializadora Norte (b) 9.750% 10/25/22	$80,000	$81,600
IRSA Propiedades Comerciales S.A. (b) 8.750% 3/23/23	252,000	252,378
YPF SA (b) 8.500% 7/28/25	1,053,000	1,026,148

		1,360,126

Australia — 0.2%
TFS Corp. Ltd. (Acquired 6/16/11, Cost $1,131,971) (b) (f) 11.000% 7/15/18	1,083,000	1,126,320

Canada — 0.1%
First Quantum Minerals Ltd. (d) 6.750% 2/15/20	253,000	173,305
First Quantum Minerals Ltd. (d) 7.000% 2/15/21	748,000	501,160

		674,465

Cayman Islands — 0.3%
Alibaba Group Holding Ltd. 3.125% 11/28/21	565,000	575,793
Alibaba Group Holding Ltd. 3.600% 11/28/24	269,000	271,277
Hutchison Whampoa International 11 Ltd. (b) 3.500% 1/13/17	348,000	353,298
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	400,000	173,000
SINA Corp., Convertible 1.000% 12/01/18	309,000	302,434
Sun Hung Kai Properties Capital Market Ltd. (d) 4.500% 2/14/22	200,000	218,854

		1,894,656

Chile — 0.0%
Inversiones Alsacia SA (b) 8.000% 12/31/18	441,736	26,504

France — 0.2%
BNP Paribas SA 2.400% 12/12/18	827,000	840,552

Germany — 0.1%
Deutsche Bank AG 1.875% 2/13/18	321,000	318,957
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	202,000	207,050

		526,007

	Principal Amount	Value
India — 0.2%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (f) (g) 5.500% 11/13/49	$618,000	$3,090
Suzlon Energy Ltd. STEP (b) 5.750% 7/16/19	1,196,000	1,188,525

		1,191,615

Ireland — 0.0%
GE Capital International Funding Co. (b) 2.342% 11/15/20	202,000	206,937

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/15/19	746,000	767,574
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	499,175

		1,266,749

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	446,154

Luxembourg — 0.3%
Actavis Funding SCS 3.000% 3/12/20	481,000	494,568
Intelsat Jackson Holdings SA 7.500% 4/01/21	483,000	306,705
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	135,000	139,050
Telecom Italia Finance SA EUR (b) (e) 6.125% 11/15/16	400,000	542,892

		1,483,215

Mexico — 0.2%
Petroleos Mexicanos 3.500% 7/23/20	550,000	539,000
Petroleos Mexicanos 5.750% 3/01/18	406,000	427,315
Trust F/1401 (b) 5.250% 12/15/24	270,000	274,725

		1,241,040

Netherlands — 0.3%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (c) (f) 8.000% 7/06/18	1,400,000	539,840
Constellium NV EUR (b) (e) 7.000% 1/15/23	250,000	232,701
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	257,116
ING Groep NV USD 5 year swap rate + 4.445%, VRN 6.000% 12/29/49	280,000	261,975

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen International Finance NV (d) 4.000% 8/12/20	$188,000	$195,966

		1,487,598

Singapore — 0.3%
CapitaLand Ltd. SGD (b) (e) 1.950% 10/17/23	500,000	369,107
CapitaLand Ltd., Convertible SGD (d) (e) 2.100% 11/15/16	750,000	552,964
Global Logistic Properties Ltd. (d) 3.875% 6/04/25	844,000	837,468

		1,759,539

Spain — 0.2%
Telefonica Participaciones SAU EUR (d) (e) 4.900% 9/25/17	700,000	715,443
Telefonica SA EUR (d) (e) 6.000% 7/24/17	200,000	238,731

		954,174

Switzerland — 0.1%
UBS AG 2.375% 8/14/19	325,000	329,909

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,130,070	960,559

United Kingdom — 0.5%
HSBC Holdings PLC USD 5 Year Swap Rate + 3.705%, VRN 6.375% 12/29/49	905,000	840,519
Lloyds Bank PLC 2.300% 11/27/18	200,000	201,633
Lloyds TSB Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP (e) 13.000% 12/31/49	465,000	1,103,520
Standard Chartered PLC USD 5 year swap rate + 4.889%, VRN (b) 6.500% 12/31/49	385,000	336,724
UBS Group Funding Jersey Ltd. (b) 4.125% 9/24/25	420,000	420,599

		2,902,995

United States — 5.5%
AbbVie, Inc. 2.500% 5/14/20	592,000	602,699
AliphCom, Convertible (c) 12.000% 4/01/20	191,000	194,820
AliphCom, Convertible (c) 12.000% 4/01/20	2,617,000	2,669,340
Ally Financial, Inc. 2.750% 1/30/17	434,000	431,830

	Principal Amount	Value
Ally Financial, Inc. 3.500% 1/27/19	$302,000	$297,470
American Express Co. 3 mo. LIBOR US + 3.285%, VRN 4.900% 12/29/49	311,000	279,122
American Tower Corp. 3.400% 2/15/19	134,000	137,369
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,356,000	1,393,408
Apple, Inc. 2.250% 2/23/21	995,000	1,013,729
AT&T, Inc. 2.375% 11/27/18	689,000	703,838
AT&T, Inc. 3.000% 6/30/22	1,138,000	1,154,547
Bank of America Corp. 3 mo. LIBOR US + 1.070%, FRN 1.694% 3/22/18	230,000	230,402
Bank of America Corp. 2.000% 1/11/18	279,000	280,149
Bank of America Corp. 2.600% 1/15/19	274,000	278,633
Berkshire Hathaway, Inc. 2.200% 3/15/21	135,000	137,866
Berkshire Hathaway, Inc. 2.750% 3/15/23	387,000	394,680
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	152,000	176,035
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	147,000	174,287
Cablevision Systems Corp. 5.875% 9/15/22	203,000	171,028
Capital One Bank USA NA 2.150% 11/21/18	360,000	359,724
Chesapeake Energy Corp. (b) 8.000% 12/15/22	202,000	98,980
Cisco Systems, Inc. 2.200% 2/28/21	384,000	391,640
Citigroup, Inc. 1.800% 2/05/18	791,000	790,200
Citigroup, Inc. 3 mo. LIBOR US + 4.059%, VRN 5.875% 12/29/49	579,000	559,459
Citigroup, Inc. 3 mo. LIBOR US + 4.068%, VRN 5.950% 12/31/49	206,000	198,468
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	656,000	327,180

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	$806,000	$324,415
Credit Suisse Group Guernsey I Ltd. USD 5 year swap rate + 5.220%, VRN (d) 7.875% 2/24/41	310,000	314,030
Delta Topco Ltd. (c) 10.000% 11/24/60	738,372	740,587
eBay, Inc. 2.200% 8/01/19	187,000	187,985
eBay, Inc. 3.800% 3/09/22	514,000	529,151
Edgewell Personal Care Co 4.700% 5/24/22	135,000	137,700
Edgewell Personal Care Co. 4.700% 5/19/21	268,000	284,285
Ford Motor Credit Co. LLC 1.724% 12/06/17	487,000	483,410
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	366,653
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	200,692
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	477,278
Forest Laboratories, Inc. (b) 4.375% 2/01/19	353,000	374,541
Forest Laboratories, Inc. (b) 5.000% 12/15/21	249,000	277,989
Freeport-McMoRan, Inc. 3.875% 3/15/23	259,000	175,473
General Electric Capital Corp. 5.550% 5/04/20	71,000	81,755
General Electric Capital Corp. 3 mo. LIBOR US + 2.289%, VRN 6.375% 11/15/67	324,000	333,720
General Electric Co. 3 mo. LIBOR US + 3.330%, VRN 5.000% 12/29/49	493,000	507,790
General Motors Financial Co., Inc. 2.400% 4/10/18	182,000	181,959
General Motors Financial Co., Inc. 3.500% 7/10/19	419,000	429,648
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	209,000	859,643
The Goldman Sachs Group, Inc. 3 mo. LIBOR US + 3.922%, VRN 5.375% 12/29/49	500,000	483,700
The Goldman Sachs Group, Inc. 3 mo. LIBOR US + 3.884%, VRN 5.700% 12/31/49	477,000	466,267
Hewlett-Packard Co. (b) 2.850% 10/05/18	1,076,000	1,094,068

	Principal Amount	Value
Hughes Satellite Systems Corp. 7.625% 6/15/21	$103,000	$114,845
Hyundai Capital America (b) 2.000% 3/19/18	215,000	216,519
Intel Corp., Convertible 3.250% 8/01/39	168,000	267,225
JP Morgan Chase & Co. 4.350% 8/15/21	230,000	251,323
JP Morgan Chase & Co. 3 mo. LIBOR US + 3.250%, VRN 5.150% 12/29/49	551,000	529,070
JP Morgan Chase & Co. 3 mo. LIBOR US + 3.330%, VRN 6.100% 10/29/49	1,299,000	1,323,694
McKesson Corp. 2.284% 3/15/19	303,000	306,646
Medtronic, Inc. 3.150% 3/15/22	619,000	656,519
Merrill Lynch & Co., Inc. 6.875% 4/25/18	272,000	298,662
Morgan Stanley 3 mo. LIBOR US + 3.610%, VRN 5.450% 12/31/49	353,000	333,585
Mylan, Inc. /PA 2.550% 3/28/19	382,000	382,404
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	309,000
QUALCOMM, Inc. 3.000% 5/20/22	959,000	999,917
Sabine Pass Liquefaction LLC STEP 5.625% 4/15/23	252,000	239,400
Synchrony Financial 3.750% 8/15/21	145,000	148,846
T-Mobile USA, Inc. 6.000% 4/15/24	314,000	317,925
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	236,000	465,362
Twitter, Inc., Convertible 1.000% 9/15/21	124,000	103,850
USB Capital IX 3 mo. LIBOR US + 1.020%, VRN 3.500% 10/29/49	497,000	367,780
Volkswagen Group of America Finance LLC (d) 2.450% 11/20/19	276,000	274,235
YPF SA (b) 8.875% 12/19/18	347,000	360,186

		31,026,635

TOTAL CORPORATE DEBT (Cost $53,823,735)		51,705,749

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 7.4%
Argentina — 0.3%
Argentina Bonar Bonds 8.750% 5/07/24	$931,258	$975,253
City of Buenos Aires Argentina (b) 8.950% 2/19/21	327,000	350,707
Provincia de Buenos Aires (b) 9.125% 3/16/24	318,000	326,904

		1,652,864

Australia — 0.7%
Australia Government Bond AUD (d) (e) 5.750% 5/15/21	4,600,000	4,147,816

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie B BRL (e) 6.000% 8/15/22	317,000	243,716
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/21	4,784,000	1,165,775
Republic of Brazil 6.000% 1/17/17	638,000	657,459

		2,066,950

Canada — 0.6%
Canadian Government Bond CAD (e) 0.250% 5/01/18	4,084,000	3,125,695

Colombia — 0.1%
Colombia Government International Bond 7.375% 1/27/17	562,000	586,728

Hungary — 0.6%
Hungary Government Bond HUF (e) 5.500% 6/24/25	298,830,000	1,318,879
Hungary Government International Bond 6.375% 3/29/21	1,854,000	2,106,255

		3,425,134

Indonesia — 0.1%
Indonesia Treasury Bond IDR (e) 8.250% 7/15/21	6,783,000,000	529,463
Republic of Indonesia (b) 6.875% 1/17/18	316,000	342,795

		872,258

Italy — 0.6%
Italy Buoni Poliennali Del Tesoro EUR (e) 1.500% 6/01/25	2,924,000	3,431,042

	Principal Amount	Value
Japan — 0.7%
Japan Government Two Year Bond JPY (e) 0.100% 3/15/17	$134,750,000	$1,199,897
Japan Government Two Year Bond JPY (e) 0.100% 3/15/18	312,950,000	2,797,600

		3,997,497

Mexico — 1.1%
Mexican Bonos MXN (e) 6.500% 6/10/21	90,883,800	5,524,285
United Mexican States 5.625% 1/15/17	702,000	724,113

		6,248,398

Poland — 0.9%
Poland Government Bond PLN (e) 2.500% 7/25/26	4,062,000	1,056,125
Poland Government Bond PLN (e) 3.250% 7/25/25	3,660,000	1,023,059
Poland Government Bond PLN (e) 5.250% 10/25/20	5,407,000	1,656,357
Poland Government Bond PLN (e) 5.750% 10/25/21	2,660,000	844,938
Poland Government International Bond 6.375% 7/15/19	460,000	522,965

		5,103,444

Republic of Korea — 0.2%
Export-Import Bank of Korea 2.625% 12/30/20	698,000	715,084
Export-Import Bank of Korea 2.875% 9/17/18	200,000	205,147

		920,231

Turkey — 0.1%
Republic of Turkey International Bond 6.750% 4/03/18	376,000	404,700

United Kingdom — 1.0%
Logistics GBP (Acquired 8/03/15, Cost $373,518) (b) (e) (f) 4.190% 8/20/25	389,000	525,179
United Kingdom Gilt GBP (d) (e) 2.000% 9/07/25	3,211,489	4,852,810

		5,377,989

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $41,408,164)		41,360,746

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.6%
United States — 0.6%
Pass-Through Securities — 0.6%
Federal National Mortgage Association TBA, Pool #6237 (h) 3.000% 1/01/43	$3,121,888	$3,202,618

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,184,509)		3,202,618

U.S. TREASURY OBLIGATIONS — 13.9%
United States — 13.9%
U.S. Treasury Inflation Index 0.375% 7/15/25	3,551,709	3,629,264
U.S. Treasury Inflation Index 0.625% 1/15/26	13,207,225	13,807,229
U.S. Treasury Note (i) 0.875% 1/31/17	1,614,600	1,618,321
U.S. Treasury Note 1.125% 2/28/21	36,862,500	36,714,906
U.S. Treasury Note 1.625% 2/15/26	5,886,500	5,801,882
U.S. Treasury Note (j) 1.750% 3/31/22	2,329,300	2,370,791
U.S. Treasury Note 1.750% 9/30/22	3,285,400	3,335,451
U.S. Treasury Note (j) 1.875% 8/31/22	3,030,900	3,101,226
U.S. Treasury Note 1.875% 10/31/22	2,966,200	3,034,069
U.S. Treasury Note 2.000% 8/15/25	4,522,100	4,608,656

		78,021,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,711,060)		78,021,795

TOTAL BONDS & NOTES (Cost $183,032,793)		180,637,272

	Number of Shares
MUTUAL FUNDS — 2.8%
Diversified Financial — 2.8%
United States — 2.8%
BlackRock Liquidity Funds TempFund Portfolio	3,344,218	3,344,218
ETFS Gold Trust (i)	14,400	1,728,144

	Number of Shares	Value
ETFS Physical Palladium Shares (i)	4,767	$258,800
ETFS Platinum Trust (i)	3,939	370,424
iShares Gold Trust (a) (i)	157,258	1,868,225
SPDR Gold Trust (i)	72,167	8,486,839

		16,056,650

TOTAL MUTUAL FUNDS (Cost $17,668,948)		16,056,650

	Units
PURCHASED OPTIONS — 0.3%
Brazil — 0.0%
Ibovespa Index, Put, Expires 4/13/16, Strike 40,000.00	87	130

Germany — 0.1%
EUR Call USD Put, Expires 7/27/16, Strike 1.12	1,091,125	40,714
EUR Call USD Put, Expires 7/27/16, Strike 1.12	1,091,125	19,416
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,500.00	453	37,036
Euro STOXX 50 Index, Call, Expires 3/16/18, Strike 3,500.00	377	33,642
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,025.00	118	24,697
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,025.00	118	24,697
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,450.00	223	12,510
Euro STOXX 50 Index, Call, Expires 6/15/18, Strike 3,600.00	182	13,958
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,150.00	440	65,163
Euro STOXX 50 Index, Call, Expires 9/15/17, Strike 3,600.00	443	22,035
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55	190	24,326
STOXX Europe 600 Index, Call, Expires 3/18/17, Strike 355.61	4,020	50,324
STOXX Europe 600 Index, Call, Expires 6/17/16, Strike 345.00	2,173	14,341
STOXX Europe 600 Index, Call, Expires 9/15/17, Strike 372.06	2,765	28,728
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 375.00	5,466	13,530

		425,117

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Notional Amount	Value
Japan — 0.0%
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 7/29/16, Strike 1.25 (OTC - Deutsche Bank AG); Underlying swap terminates 8/02/26	$159,980,000	$640
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC - Deutsche Bank AG); Underlying swap terminates 4/06/23	143,913,000	442

	Units
Nikkei 225 Index, Call, Expires 3/09/18, Strike 21,968.28	14,480	41,774
Topix Index, Call, Expires 6/10/16, Strike 1,675.00	116,800	326

		43,182

Taiwan — 0.0%
Taiwan TWSE Index, Call, Expires 12/20/17, Strike 9,000.00	5,574	58,340
Taiwan TWSE Index, Call, Expires 9/20/17, Strike 9,000.00	5,464	57,423
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,000.77	5,800	22,612

		138,375

	Notional Amount
United States — 0.2%
3-Month USD LIBOR BBA 10 year Swaption, Call, Expires 6/13/16, Strike 1.35 (OTC - Deutsche Bank AG); Underlying swap terminates 6/15/21	$12,470,000	121,843

	Units
Apple, Inc., Call, Expires 9/16/16, Strike 100.00	11,780	145,070
Bank of New York Mellon Corp., Call, Expires 5/20/16, Strike 46.00	51,435	194
Chipotle Mexican Grill, Inc., Call, Expires 6/17/16, Strike 530.00	1	990
Gentex Corp., Put, Expires 9/16/16, Strike 12.50	48,291	10,866
Gilead Sciences, Inc., Call, Expires 5/20/16, Strike 99.00	6,808	6,340
Goldman Sachs Group, Inc., Call, Expires 5/20/16, Strike 220.00	12,300	1
Johnson & Johnson Co., Call, Expires 4/15/16, Strike 103.00	14,663	83,434
KeyCorp, Call, Expires 5/20/16, Strike 15.75	68,581	3
MetLife Inc., Call, Expires 1/20/17, Strike 50.00	10,841	14,039

	Units	Value
MetLife Inc., Call, Expires 1/20/17, Strike 52.50	9,900	$7,970
Morgan Stanley, Call, Expires 5/20/16, Strike 40.75	51,435	1
Prudential Financial, Inc., Call, Expires 1/20/17, Strike 87.50	12,100	17,727
QUALCOMM, Inc., Call, Expires 5/19/17, Strike 52.50	21,360	90,416
SPDR Gold Shares, Call, Expires 4/15/16, Strike 117.00 (i)	154	31,416
SPDR Gold Shares, Call, Expires 5/20/16, Strike 117.00 (i)	129	43,215
SPDR Gold Shares, Call, Expires 5/20/16, Strike 118.00 (i)	154	43,582
SPDR Gold Shares, Call, Expires 6/17/16, Strike 120.00 (i)	154	44,352
SPDR Gold Shares, Call, Expires 6/17/16, Strike 121.00 (i)	15,469	38,208
SPDR Gold Shares, Call, Expires 6/30/16, Strike 121.00 (i)	156	42,120
SPDR Gold Shares, Call, Expires 9/16/16, Strike 120.00 (i)	15,600	71,370
SPDR Gold Shares, Call, Expires 9/30/16, Strike 125.00 (i)	156	49,140
SunTrust Banks, Inc., Call, Expires 5/20/16, Strike 45.50	51,400	521
Teva Pharmaceutical Industries Ltd., Call, Expires 5/20/16, Strike 63.50	13,700	1,666
USD Call EUR Put, Expires 7/27/16, Strike 1.12	1,247,168	18,948
USD Call EUR Put, Expires 7/27/16, Strike 1.12	1,247,168	41,982
Wells Fargo & Co., Call, Expires 5/20/16, Strike 59.00	51,435	65

		925,479

TOTAL PURCHASED OPTIONS (Cost $3,606,477)		1,532,283

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	118,809

TOTAL WARRANTS (Cost $0)		118,809

TOTAL LONG-TERM INVESTMENTS (Cost $516,906,067)		508,207,092

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.0%
Short-Term Instruments — 0.0%
Brown Brothers Overnight Sweep EUR (e) 0.000% 4/01/16	$66,136	$75,256
Brown Brothers Overnight Sweep CAD (e) 0.000% 4/01/16	2,505	1,928
Brown Brothers Overnight Sweep JPY (e) 0.000% 4/01/16	6,282,450	55,822
Brown Brothers Overnight Sweep ZAR (e) 0.000% 4/01/16	10	1

		133,007

Sovereign Debt Obligations — 6.4%
Japan Treasury Discount Bill JPY (e) 0.000% 4/18/16	360,000,000	3,198,720
Japan Treasury Discount Bill JPY (e) 0.000% 5/16/16	170,000,000	1,510,685
Japan Treasury Discount Bill JPY (e) 0.000% 5/23/16	580,000,000	5,154,180
Japan Treasury Discount Bill JPY (e) 0.000% 5/30/16	600,000,000	5,331,990
Japan Treasury Discount Bill JPY (e) 0.000% 6/06/16	610,000,000	5,420,911
Japan Treasury Discount Bill JPY (e) 0.000% 6/20/16	630,000,000	5,598,763
Japan Treasury Discount Bill JPY (e) 0.000% 9/12/16	300,000,000	2,666,408
Japan Treasury Discount Bill JPY (e) 0.000% 4/11/16	540,000,000	4,798,023
Mexico Cetes MXN (e) 0.000% 4/28/16	14,073,620	812,201
Mexico Cetes MXN (e) 0.000% 4/14/16	21,800,000	1,259,953

		35,751,834

Time Deposit — 0.0%
Brown Brothers Time Deposit 0.140% 4/01/16	140,072	140,072

		140,072

U.S. Treasury Bills — 4.6%
U.S. Treasury Bill 0.000% 4/14/16	844,000	843,970
U.S. Treasury Bill 0.000% 5/05/16	7,000,000	6,999,398
U.S. Treasury Bill 0.000% 5/05/16	1,000,000	999,914
U.S. Treasury Bill 0.000% 6/09/16	17,000,000	16,994,067

		25,837,349

		Value
TOTAL SHORT-TERM INVESTMENTS (Cost $61,483,864)		$61,862,262

TOTAL INVESTMENTS — 101.5% (Cost $578,389,931) (k)		570,069,354

Other Assets/(Liabilities) — (1.5)%		(8,460,533)

NET ASSETS — 100.0%		$561,608,821

	Number of Shares
EQUITIES SOLD SHORT — (0.1)%
United States — (0.1)%
Canadian Natural Resources Ltd.	(8,151)	$(220,077)
Gentex Corp.	(17,865)	(280,302)

		(500,379)

TOTAL EQUITIES SOLD SHORT (Cost $(498,664))		(500,379)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $15,866,845 or 2.83% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $11,987,991 or 2.13% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $13,199,471 or 2.35% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $2,194,429 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2016, these securities amounted to a value of $3,090 or 0.00% of net assets.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(j)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$508,207,092
Short-term investments, at value (Note 2) (b)	61,862,262

Total investments	570,069,354

Receivables from:
Investments sold	8,231,919
Collateral pledged for securities sold short	661,097
Open forward foreign currency contracts (Note 2)	799,911
Investment adviser (Note 3)	86,311
Fund shares sold	1,638,470
Collateral pledged for open swap agreements (Note 2)	570,880
Variation margin on open derivative instruments (Note 2)	26,179
Interest and dividends	2,384,852
Interest tax reclaim receivable	101,505
Foreign taxes withheld	313,303
Open swap agreements, at value (Note 2)	170,125
Prepaid expenses	64,025

Total assets	585,117,931

Liabilities:
Payables for:
Investments purchased	13,401,737
Written options outstanding, at value (Note 2) (c)	1,815,002
Payable for securities sold short, at value (Note 2) (d)	500,379
Open forward foreign currency contracts (Note 2)	2,259,147
Foreign currency overdraft	282,133
Interest and dividends	176
Investments purchased on a when-issued basis (Note 2)	3,187,631
Fund shares repurchased	289,378
Open swap agreements, at value (Note 2)	146,159
Trustees’ fees and expenses (Note 3)	81,617
Collateral held for open swap agreements and options (Note 2)	1,030,000
Affiliates (Note 3):
Investment advisory fees	367,605
Administration fees	56,876
Service fees	13,573
Shareholder service fees	2,879
Distribution fees	3,852
Accrued expense and other liabilities	70,966

Total liabilities	23,509,110

Net assets	$561,608,821

Net assets consist of:
Paid-in capital	$588,198,372
Undistributed (accumulated) net investment income (loss)	2,001,178
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,697,799)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(9,892,930)

Net assets	$561,608,821

(a) Cost of investments:	$516,906,067
(b) Cost of other short-term investments:	$61,483,864
(c) Premiums on written options:	$2,095,535
(d) Proceeds from securities sold short:	$498,664

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Class I shares:
Net assets	$501,681,053

Shares outstanding (a)	51,606,078

Net asset value, offering price and redemption price per share	$9.72

Class R5 shares:
Net assets	$7,404,891

Shares outstanding (a)	751,721

Net asset value, offering price and redemption price per share	$9.85

Service Class shares:
Net assets	$14,434,585

Shares outstanding (a)	1,486,813

Net asset value, offering price and redemption price per share	$9.71

Administrative Class shares:
Net assets	$11,782,321

Shares outstanding (a)	1,177,854

Net asset value, offering price and redemption price per share	$10.00

Class A shares:
Net assets	$6,160,428

Shares outstanding (a)	637,214

Net asset value and redemption price per share	$9.67

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.26

Class R4 shares:
Net assets	$13,252,835

Shares outstanding (a)	1,379,728

Net asset value, offering price and redemption price per share	$9.61

Class R3 shares:
Net assets	$6,892,708

Shares outstanding (a)	718,996

Net asset value, offering price and redemption price per share	$9.59

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

Investment income (Note 2):
Dividends (a)	$3,731,187
Interest (b)	2,538,809

Total investment income	6,269,996

Expenses (Note 3):
Investment advisory fees	2,395,362
Custody fees	223,110
Dividend expense on short sales	19,815
Audit fees	68,351
Legal fees	6,312
Accounting & Administration fees	89,281
Proxy fees	518
Shareholder reporting fees	21,001
Trustees’ fees	19,288
Registration and filing fees	47,505
Transfer agent fees	1,501

2,892,044
Administration fees:
Class R5	3,727
Service Class	10,896
Administrative Class	9,433
Class A	4,830
Class R4	7,426
Class R3	5,079
Distribution fees:
Class R3	6,349
Service fees:
Class A	8,049
Class R4	9,283
Class R3	6,349
Shareholder service fees:
Service Class	3,632
Administrative Class	9,433
Class A	4,830

Total expenses	2,981,360
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(407,101)
Class R5 fees reimbursed by adviser	(5,424)
Service Class fees reimbursed by adviser	(10,568)
Administrative Class fees reimbursed by adviser	(9,136)
Class A fees reimbursed by adviser	(4,682)
Class R4 fees reimbursed by adviser	(5,511)
Class R3 fees reimbursed by adviser	(3,735)

Net expenses	2,535,203

Net investment income (loss)	3,734,793

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(14,425,064)
Futures contracts	(966,522)
Written options	(112,112)
Equities sold short	226,973
Swap agreements	1,280,033
Foreign currency transactions	(1,501,285)

Net realized gain (loss)	(15,497,977)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	25,140,283 *
Futures contracts	(607,447)
Written options	1,081,715
Equities sold short	(31,531)
Swap agreements	(590,161)
Translation of assets and liabilities in foreign currencies	(2,085,472)

Net change in unrealized appreciation (depreciation)	22,907,387

Net realized gain (loss) and change in unrealized appreciation (depreciation)	7,409,410

Net increase (decrease) in net assets resulting from operations	$11,144,203

(a) Net of foreign withholding tax of:	$136,566
(b) Net of foreign withholding tax of:	$948
* Net decrease in accrued foreign capital gains taxes of $13,720

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,734,793	$6,957,978	$11,628,710
Net realized gain (loss) on investment transactions	(15,497,977)	32,878,758	61,231,413
Net change in unrealized appreciation (depreciation) on investments	22,907,387	(64,183,496)	(60,316,510)

Net increase (decrease) in net assets resulting from operations	11,144,203	(24,346,760)	12,543,613

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(4,869,338)	(4,047,718)	(14,755,597)
Class R5	(52,551)	(48,694)	(169,078)
Service Class	(87,537)	(104,798)	(256,748)
Administrative Class	(50,140)	(93,968)	(348,785)
Class A	(5,165)	(56,930)	(163,835)
Class R4*	(40,214)	(19,439)	(2,109)
Class R3*	(24,764)	(11,857)	(1,927)

Total distributions from net investment income	(5,129,709)	(4,383,404)	(15,698,079)

From net realized gains:
Class I*	(31,056,390)	(10,201,389)	(50,989,230)
Class R5	(385,924)	(122,722)	(1,398,062)
Service Class	(760,006)	(264,121)	(966,912)
Administrative Class	(613,951)	(236,825)	(1,409,719)
Class A	(329,559)	(143,481)	(748,758)
Class R4*	(335,250)	(48,992)	(8,474)
Class R3*	(240,425)	(29,883)	(8,467)

Total distributions from net realized gains	(33,721,505)	(11,047,413)	(55,529,622)

Net fund share transactions (Note 5):
Class I*	(63,140,198)	15,794,623	685,027,830
Class R5	338,688	(5,211,039)	(620,435,772)
Service Class	(339,053)	4,775,909	958,033
Administrative Class	(1,948,644)	(2,064,230)	(703,123)
Class A	(573,134)	(1,231,555)	661,891
Class R4*	10,747,537	2,796,774	110,683
Class R3*	4,481,887	2,684,611	110,594

Increase (decrease) in net assets from fund share transactions	(50,432,917)	17,545,093	65,730,136

Total increase (decrease) in net assets	(78,139,928)	(22,232,484)	7,046,048
Net assets
Beginning of period	639,748,749	661,981,233	654,935,185

End of period	$561,608,821	$639,748,749	$661,981,233

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,001,178	$3,396,094	$(286,104)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]
Class I
03/31/16[r,w]	$10.11	$0.06	$0.17	$0.23	$(0.08)	$(0.54)	$(0.62)	$9.72	2.28%	[b]
09/30/15[i,w]	10.73	0.11	(0.48)	(0.37)	(0.07)	(0.18)	(0.25)	10.11	(3.53%	)[b]
12/31/14[h,w]	11.80	0.13	0.06	0.19	(0.28)	(0.98)	(1.26)	10.73	1.57%	[b]
Class R5
03/31/16[r,w]	$10.23	$0.06	$0.17	$0.23	$(0.07)	$(0.54)	$(0.61)	$9.85	2.24%	[b]
09/30/15[i,w]	10.87	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.23	(3.67%	)[b]
12/31/14[w]	11.74	0.25	(0.02)	0.23	(0.12)	(0.98)	(1.10)	10.87	1.89%
12/31/13[w]	10.73	0.12	1.44	1.56	(0.15)	(0.40)	(0.55)	11.74	14.65%
12/31/12[w]	9.93	0.17	0.84	1.01	(0.18)	(0.03)	(0.21)	10.73	10.13%
12/31/11[w]	10.79	0.19	(0.63)	(0.44)	(0.24)	(0.18)	(0.42)	9.93	(4.07%	)
12/31/10	9.90	0.16	0.83	0.99	(0.10)	-	(0.10)	10.79	10.03%
Service Class
03/31/16[r,w]	$10.08	$0.05	$0.18	$0.23	$(0.06)	$(0.54)	$(0.60)	$9.71	2.26%	[b]
09/30/15[i,w]	10.72	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.08	(3.72%	)[b]
12/31/14[w]	11.74	0.19	0.03	0.22	(0.26)	(0.98)	(1.24)	10.72	1.80%
12/31/13[w]	10.72	0.11	1.44	1.55	(0.13)	(0.40)	(0.53)	11.74	14.48%
12/31/12[w]	9.93	0.15	0.85	1.00	(0.18)	(0.03)	(0.21)	10.72	10.10%
12/31/11[w]	10.78	0.18	(0.63)	(0.45)	(0.22)	(0.18)	(0.40)	9.93	(4.15%	)
12/31/10	9.90	0.16	0.82	0.98	(0.10)	-	(0.10)	10.78	9.93%
Administrative Class
03/31/16[r,w]	$10.36	$0.05	$0.17	$0.22	$(0.04)	$(0.54)	$(0.58)	$10.00	2.22%	[b]
09/30/15[i,w]	11.02	0.09	(0.50)	(0.41)	(0.07)	(0.18)	(0.25)	10.36	(3.80%	)[b]
12/31/14[w]	12.03	0.18	0.03	0.21	(0.24)	(0.98)	(1.22)	11.02	1.70%
12/31/13[w]	10.98	0.09	1.48	1.57	(0.12)	(0.40)	(0.52)	12.03	14.36%
12/31/12[w]	10.17	0.14	0.87	1.01	(0.17)	(0.03)	(0.20)	10.98	9.86%
12/31/11[w]	10.79	0.16	(0.59)	(0.43)	(0.01)	(0.18)	(0.19)	10.17	(3.91%	)
12/31/10	9.90	0.13	0.83	0.96	(0.07)	-	(0.07)	10.79	9.96%
Class A
03/31/16[r,w]	$10.01	$0.04	$0.17	$0.21	$(0.01)	$(0.54)	$(0.55)	$9.67	2.04%	[b]
09/30/15[i,w]	10.67	0.07	(0.48)	(0.41)	(0.07)	(0.18)	(0.25)	10.01	(3.93%	)[b]
12/31/14[w]	11.69	0.15	0.03	0.18	(0.22)	(0.98)	(1.20)	10.67	1.42%
12/31/13[w]	10.69	0.06	1.44	1.50	(0.10)	(0.40)	(0.50)	11.69	14.13%
12/31/12[w]	9.91	0.11	0.84	0.95	(0.14)	(0.03)	(0.17)	10.69	9.57%
12/31/11[w]	10.77	0.13	(0.63)	(0.50)	(0.18)	(0.18)	(0.36)	9.91	(4.53%	)
12/31/10	9.90	0.11	0.84	0.95	(0.08)	-	(0.08)	10.77	9.46%
Class R4
03/31/16[r,w]	$9.99	$0.05	$0.17	$0.22	$(0.06)	$(0.54)	$(0.60)	$9.61	2.10%	[b]
09/30/15[i,w]	10.65	0.08	(0.49)	(0.41)	(0.07)	(0.18)	(0.25)	9.99	(3.84%	)[b]
12/31/14[h,w]	11.73	0.11	0.03	0.14	(0.24)	(0.98)	(1.22)	10.65	1.15%	[b]
Class R3
03/31/16[r,w]	$9.98	$0.04	$0.16	$0.20	$(0.05)	$(0.54)	$(0.59)	$9.59	2.01%	[b]
09/30/15[i,w]	10.65	0.06	(0.48)	(0.42)	(0.07)	(0.18)	(0.25)	9.98	(4.03%	)[b]
12/31/14[h,w]	11.73	0.08	0.04	0.12	(0.22)	(0.98)	(1.20)	10.65	0.97%	[b]

	Six months ended March 31, 2015[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	80%	90%	94%	66%	61%	43%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
f	Amount is less than $500.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Consolidated. (Note 2)
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Includes short sale dividend and loan expense.

The accompanying notes are an integral part of the consolidated financial statements.

24

Ratios / Supplemental Data
Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers[z]	Ratio of expenses to average daily net assets after expense waivers[j,z]	Short sale dividend and loan expense to average daily net assets[y]	Net investment income (loss) to average daily net assets[z]

$501,681		0.94%[a]	0.80%[a]	0.01%[a]	1.24%[a]
590,934		0.96%[a]	0.79%[a]	0.00%[a,e]	1.39%[a]
611,549		0.96%[a]	0.79%[a]	0.00%[a,e]	1.40%[a]

$7,405		1.04%[a]	0.90%[a]	0.01%[a]	1.19%[a]
7,340		1.06%[a]	0.89%[a]	0.00%[a,e]	1.26%[a]
12,994		1.01%	0.88%	0.00%[e]	2.12%
615,383		0.97%	0.86%	0.00%[e]	1.04%
547,436		1.00%	0.86%	N/A	1.57%
526,621		0.95%	0.86%	0.00%[e]	1.77%
556,739		0.95%	0.86%	0.00%[e]	1.54%

$14,435		1.14%[a]	1.00%[a]	0.01%[a]	1.08%[a]
15,267		1.16%[a]	0.99%[a]	0.00%[a,e]	1.21%[a]
11,605		1.14%	0.99%	0.00%[e]	1.61%
11,658		1.07%	0.96%	0.00%[e]	0.98%
16,060		1.10%	0.96%	N/A	1.45%
786		1.05%	0.96%	0.00%[e]	1.63%
1,524		1.05%	0.96%	0.00%[e]	1.52%

$11,782		1.24%[a]	1.10%[a]	0.01%[a]	0.96%[a]
14,055		1.26%[a]	1.09%[a]	0.00%[a,e]	1.09%[a]
16,936		1.25%	1.10%	0.00%[e]	1.50%
19,051		1.22%	1.11%	0.00%[e]	0.79%
23,253		1.25%	1.11%	N/A	1.29%
0	[f]	1.17%	1.10%	0.00%[e]	1.42%
10,852		1.20%	1.11%	0.00%[e]	1.29%

$6,160		1.49%[a]	1.35%[a]	0.01%[a]	0.72%[a]
6,922		1.51%[a]	1.34%[a]	0.00%[a,e]	0.85%[a]
8,694		1.50%	1.35%	0.00%[e]	1.26%
8,844		1.47%	1.36%	0.00%[e]	0.53%
6,060		1.50%	1.36%	N/A	1.07%
2,015		1.45%	1.36%	0.00%[e]	1.24%
2,432		1.45%	1.36%	0.00%[e]	1.10%

$13,253		1.39%[a]	1.25%[a]	0.01%[a]	1.10%[a]
2,642		1.41%[a]	1.24%[a]	0.00%[a,e]	0.93%[a]
101		1.41%[a]	1.24%[a]	0.00%[a,e]	1.20%[a]

$6,893		1.64%[a]	1.50%[a]	0.01%[a]	0.76%[a]
2,587		1.66%[a]	1.49%[a]	0.00%[a,e]	0.73%[a]
101		1.66%[a]	1.49%[a]	0.00%[a,e]	0.95%[a]

25

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

On May 13, 2015, the Board of Trustees (“Trustees”) approved a change in the fiscal year end of the Fund from December 31 to September 30. Accordingly, the Fund’s consolidated financial statements and related notes include information as of the nine month period ended September 30, 2015, and the year ended December 31, 2014.

Effective April 1, 2014, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, and Class L shares were renamed Administrative Class shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2016, the Fund’s net assets were $561,608,821, of which $14,621,856 or 2.60%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate,

26

Notes to Consolidated Financial Statements (Unaudited) (Continued)

maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Fund characterized all securities sold short at Level 1, as of March 31, 2016. The level classification by major category of investments is the same as the category presentation in the Consolidated Portfolio of Investments.

28

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2016, for the Fund’s remaining investments:

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$-	$986,155	$-	$986,155
Belgium	-	710,180	-	710,180
Bermuda	1,216,303	414,432	-	1,630,735
Brazil	-	89,352	-	89,352
British Virgin Islands	430,447	-	-	430,447
Canada	6,964,136	-	-	6,964,136
Cayman Islands	983,212	1,157,509	-	2,140,721
China	-	99,065	-	99,065
Denmark	-	237,890	-	237,890
France	74,625	11,995,558	-	12,070,183
Germany	-	4,943,367	-	4,943,367
Hong Kong	-	2,921,508	-	2,921,508
India	-	1,620,533	-	1,620,533
Indonesia	-	244,743	-	244,743
Ireland	4,002,120	302,090	-	4,304,210
Israel	1,401,088	-	-	1,401,088
Italy	-	4,041,878	-	4,041,878
Japan	-	41,949,067	-	41,949,067
Kazakhstan	-	176,689	-	176,689
Luxembourg	-	50,200	-	50,200
Malaysia	-	286,068	-	286,068
Marshall Islands	13,596	-	-	13,596
Mexico	1,532,920	-	-	1,532,920
Netherlands	1,826,499	7,868,155	-	9,694,654
Netherlands Antilles	1,309,284	-	-	1,309,284
Norway	-	479,076	-	479,076
Portugal	-	312,666	-	312,666
Republic of Korea	-	2,494,676	-	2,494,676
Singapore	1,545	3,672,853	-	3,674,398
Spain	-	1,520,062	-	1,520,062
Sweden		414,737	-	414,737
Switzerland	1,235,543	6,678,404	-	7,913,947
Taiwan		946,556	-	946,556
United Arab Emirates		1,056,907	-	1,056,907
United Kingdom	3,216,283	16,361,208	-	19,577,491
United States	153,873,559	328,354	1,329,549	155,531,462
Preferred Stock
Brazil	-	132,429	-	132,429
Germany	-	820,882	-	820,882
Ireland	1,406,284	-	-	1,406,284
Israel	-	1,357,732	-	1,357,732
Republic of Korea	-	618,294	-	618,294
United Kingdom	581,419	-	-	581,419
United States	4,891,883	170,933	6,111,575	11,174,391
Bank Loans	-	6,346,364	-	6,346,364
Corporate Debt	-	46,431,752	5,273,997	51,705,749
Sovereign Debt Obligations	-	40,835,567	525,179	41,360,746
U.S. Government Agency Obligations and Instrumentalities	-	3,202,618	-	3,202,618

29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Asset Investments (Continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$78,021,795	$-	$78,021,795
Mutual Funds	16,056,650	-	-	16,056,650
Purchased Options	254,815	1,277,468	-	1,532,283
Warrants	-	118,809	-	118,809
Short-Term Investments	133,007	61,729,255	-	61,862,262

Total Investments	$201,405,218	$355,423,836	$13,240,300	$570,069,354

Asset Derivatives
Forward Contracts	$-	$799,911	$-	$799,911
Futures Contracts	28,629	-	-	28,629
Swap Agreements	-	406,217	-	406,217

Total	$28,629	$1,206,128	$-	$1,234,757

Liability Derivatives
Forward Contracts	$-	$(2,259,147)	$-	$(2,259,147)
Futures Contracts	(190,553)	-	-	(190,553)
Swap Agreements	-	(486,061)	-	(486,061)
Written Options	(71,491)	(1,743,511)	-	(1,815,002)

Total	$(262,044)	$(4,488,719)	$-	$(4,750,763)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to investments purchased on a when-issued basis, collateral pledged for securities sold short and open swap agreements, and collateral held for open swap agreements and options approximates fair value, which would be categorized at Level 2, as of March 31, 2016.

The Fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2016. The Fund recognizes transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/16
Common Stock	$1,584,934	$-	$-	$(255,385)	$-	$-	$-		$-	$1,329,549	$(255,385)
Preferred Stock	5,668,903	-	-	442,672	-	-	-		-	6,111,575	442,672
Corporate Debt†	30,900	-	-	(33,598)	263,318	-	868,790	**	-	1,129,410	(33,598)
Corporate Debt	4,059,916	-	-	(106,329)	191,000	-	-		-	4,144,587	(106,329)
Sovereign Debt Obligations†	-	-	-	(41,508)	-	-	566,687	**	-	525,179	(41,508)
Warrants	66,101	-	-	-	-	-	-		(66,101)	-	-

	$11,410,754	$-	$-	$5,852	$454,318	$-	$1,435,477		$(66,101)	$13,240,300	$5,852

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

30

Notes to Consolidated Financial Statements (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund other than those disclosed below.

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common stock — $1,329,549
Delta Topco Ltd.	$350,586	Market Approach	EV/Multiple	21.00x
Dropbox, Inc.	943,445	Market Approach	EV/Multiple	4.80x
			Discount for Lack of Marketability	10%
Lookout Inc.	35,518	Market Approach	Probability Weigthed Return Method
			IPO 2016 EV Multiple	12.00x
			IPO 2017 EV Multiple	9.00x
			Merger & Acquistion EV Multiple	12.50x
Corporate Debt — $4,144,587
AliphCom Convertible Bond	$2,669,340	Market Approach	Option Pricing Method / EV Multiple	2.00x
AliphCom Convertible Bond	194,820	Market Approach	Option Pricing Method / EV Multiple	2.00x
Bio City Development Co. B.V.	539,840	Market Approach	Debt Restructure Analysis - Expected Recovery Rate	52.70%
Delta Topco Ltd.	740,587	Market Approach	EV/Multiple	21.00x

Preferred Stock — $6,111,575
Domo, Inc Series E Convertible	$960,960	Market Approach	Probability Expected Weighted Return Model - EV Multiple	13.40x
Grand Rounds, Inc Series C Convertible	308,949	Market Approach	Option Pricing Method / EV Multiple	3.75x
Lookout Inc. Series F	526,946	Market Approach	Probability Weigthed Return Method
			IPO 2016 EV Multiple	12.00x
			IPO 2017 EV Multiple	9.00x
			Merger & Acquistion EV Multiple	12.50x
Palantir Technologies, Inc. Series I	1,141,601	Market Approach	EV/Multiple	12.00x
Uber Technologies, Inc. Series D	3,173,119	Market Approach	Market Observed Transaction	$48.77

Total	$11,585,711

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended

31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2016. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investment	A
Directional Investment	A

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use
Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	A
Result of a Corporate Action	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At March 31, 2016, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$799,911	$-	$799,911
Futures Contracts^^	-	28,629	-	-	28,629
Swap Agreements*	-	103,407	66,718	-	170,125
Swap Agreements^^,^^^	213,240	-	-	22,852	236,092
Purchased Options*	-	1,288,298	121,060	122,925	1,532,283
Warrants*	-	118,809	-	-	118,809

Total Value	$213,240	$1,539,143	$987,689	$145,777	$2,885,849

Liability Derivatives
Forward Contracts^	$-	$-	$(2,259,147)	$-	$(2,259,147)
Futures Contracts^^	-	(190,553)	-	-	(190,553)
Swap Agreements^	-	(75,975)	(70,184)	-	(146,159)
Swap Agreements^^,^^^	(95,843)	-	-	(244,059)	(339,902)
Written Options^	-	(1,698,974)	-	(44,537)	(1,743,511)
Written Options^,^^^	-	(71,491)	-	-	(71,491)

Total Value	$(95,843)	$(2,036,993)	$(2,329,331)	$(288,596)	$(4,750,763)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(1,387,605)	$-	$(1,387,605)
Futures Contracts	-	(966,522)	-	-	(966,522)
Swap Agreements	470,346	36,938	10,850	761,899	1,280,033
Purchased Options	-	(2,036,997)	(74,819)	(679,279)	(2,791,095)
Rights	-	- ††	-	-	-
Written Options	-	16,702	-	(128,814)	(112,112)

Total Realized Gain (Loss)	$470,346	$(2,949,879)	$(1,451,574)	$(46,194)	$(3,977,301)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(2,118,076)	$-	$(2,118,076)
Futures Contracts	-	(607,447)	-	-	(607,447)
Swap Agreements	(84,756)	(208,136)	(13,733)	(283,536)	(590,161)
Purchased Options	-	862,900	57,647	67,985	988,532
Written Options	-	1,068,394	-	13,321	1,081,715
Warrants	-	52,708	-	-	52,708

Total Change in Appreciation (Depreciation)	$(84,756)	$1,168,419	$(2,074,162)	$(202,230)	$(1,192,729)

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.
^^^	Represents centrally cleared swaps or exchange-traded written options, which are not subject to a master netting agreement.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
††	Represents a $0 gain (loss) at time of sale.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the period ended March 31, 2016:

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts ($)	Futures Contracts	Purchased Options	Swap Agreements ($)	Written Options	Rights	Warrants
90,839,987	290	542,642,035	99,900,947	36,606,070	125,573	222,000

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2016.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund as of March 31, 2016.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$66,718	$(66,718)	$-	$-
BNP Paribas SA	103,613	(103,613)	-	-
Brown Brothers & Harriman Co.	175	(175)	-	-
Citibank N.A.	138,041	(138,041)	-	-
Credit Suisse International	119,938	(119,938)	-	-
Deutsche Bank AG	352,326	(352,326)	-	-
Goldman Sachs & Co.	76,385	(76,385)	-	-
HSBC Bank USA	7,050	(7,050)	-	-
JP Morgan Chase Bank N.A.	200,633	(200,633)	-	-
Morgan Stanley & Co.	28,082	(28,082)	-	-

	$1,092,961	$(1,092,961)	$-	$-

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund as of March 31, 2016.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(70,184)	$66,718	$-	$(3,466)
Barclays Bank PLC	(133,341)	-	-	(133,341)
BNP Paribas SA	(216,958)	103,613	-	(113,345)
Brown Brothers & Harriman Co.	(1,260)	175	-	(1,085)
Citibank N.A.	(588,854)	138,041	-	(450,813)
Credit Suisse International	(302,840)	119,938	-	(182,902)
Deutsche Bank AG	(669,949)	352,326	-	(317,623)
Goldman Sachs & Co.	(380,652)	76,385	-	(304,267)
Goldman Sachs International	(319,851)	-	-	(319,851)
HSBC Bank USA	(21,697)	7,050	-	(14,647)
JP Morgan Chase Bank N.A.	(355,063)	200,633	-	(154,430)
Morgan Stanley & Co.	(927,094)	28,082	-	(899,012)
UBS AG	(161,074)	-	-	(161,074)

	$(4,148,817)	$1,092,961	$-	$(3,055,856)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. The Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

The Fund had the following open forward foreign currency contracts at March 31, 2016. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
AED	299,000	BNP Paribas SA	01/19/17	$81,096	$99
AED	302,000	BNP Paribas SA	01/25/17	81,898	107

				162,994	206

BRL	362,070	Brown Brothers & Harriman Co.	04/01/16	101,705	(1,008)

BRL	2,155,000	Citibank N.A.	04/12/16	592,017	5,910
CAD	1,453,007	Citibank N.A.	04/08/16	1,119,698	(899)
EUR	791,000	Citibank N.A.	04/15/16	858,323	42,059
EUR	1,752,000	Citibank N.A.	05/13/16	1,944,492	51,435
JPY	55,887,000	Citibank N.A.	04/07/16	499,161	(2,530)
TWD	53,249,100	Citibank N.A.	01/09/17	1,623,711	38,637

				6,637,402	134,612

EUR	529,000	Credit Suisse International	04/14/16	574,706	27,428
EUR	1,576,000	Credit Suisse International	04/29/16	1,745,956	48,718
EUR	985,000	Credit Suisse International	06/30/16	1,124,545	(683)
EUR	1,724,000	Credit Suisse International	07/01/16	1,970,773	(3,663)
IDR	7,496,565,000	Credit Suisse International	04/29/16	570,949	(7,780)
MYR	2,375,000	Credit Suisse International	04/29/16	614,219	(6,694)
TWD	10,796,000	Credit Suisse International	05/12/16	334,170	1,401
TWD	52,804,552	Credit Suisse International	01/11/17	1,613,512	35,045

				8,548,830	93,772

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
CAD	1,814,000	Deutsche Bank AG	06/30/16	$1,410,312	$(13,482)
CNY	10,565,000	Deutsche Bank AG	11/04/16	1,599,125	23,742
EUR	521,000	Deutsche Bank AG	04/07/16	575,106	17,796
EUR	818,000	Deutsche Bank AG	04/08/16	901,485	29,434
EUR	1,983,000	Deutsche Bank AG	04/21/16	2,155,670	101,945
MXN	8,451,000	Deutsche Bank AG	04/01/16	479,906	9,237
SGD	778,000	Deutsche Bank AG	04/08/16	575,721	1,487
TWD	22,016,000	Deutsche Bank AG	05/12/16	681,321	2,999
TWD	17,478,660	Deutsche Bank AG	02/16/17	545,526	676

				8,924,172	173,834

AED	300,000	Goldman Sachs & Co.	01/19/17	81,301	165
CLP	386,656,000	Goldman Sachs & Co.	05/09/16	577,918	(2,535)
CNY	2,975,000	Goldman Sachs & Co.	05/17/16	445,313	13,885
EUR	518,000	Goldman Sachs & Co.	04/14/16	563,216	26,398
TWD	53,614,800	Goldman Sachs & Co.	01/09/17	1,637,827	35,937

				3,305,575	73,850

SGD	1,600,000	HSBC Bank USA	05/19/16	1,191,673	(4,856)

AUD	1,930,000	JP Morgan Chase Bank N.A.	04/14/16	1,475,983	2,789
AUD	1,830,000	JP Morgan Chase Bank N.A.	06/30/16	1,405,660	(8,432)
CAD	1,814,000	JP Morgan Chase Bank N.A.	06/16/16	1,409,742	(12,925)
EUR	1,752,000	JP Morgan Chase Bank N.A.	04/15/16	1,907,070	87,203
PLN	6,222,481	JP Morgan Chase Bank N.A.	07/13/16	1,629,785	36,324
TWD	53,010,807	JP Morgan Chase Bank N.A.	01/09/17	1,617,262	37,646

				9,445,502	142,605

AUD	470,000	Morgan Stanley & Co.	04/28/16	358,178	1,703
BRL	4,457,000	Morgan Stanley & Co.	04/12/16	1,226,506	10,134
BRL	1,243,278	Morgan Stanley & Co.	07/13/16	321,227	15,109
CAD	1,931,000	Morgan Stanley & Co.	06/10/16	1,489,942	(3,039)
EUR	1,726,000	Morgan Stanley & Co.	05/19/16	1,969,073	(2,411)
JPY	157,410,864	Morgan Stanley & Co.	05/19/16	1,404,000	(3,619)
SGD	802,000	Morgan Stanley & Co.	04/22/16	593,841	1,136

				7,362,767	19,013

				$45,680,620	$632,028

Contracts to Deliver
AED	2,273,396	BNP Paribas SA	01/19/17	$614,000	$(3,351)
AED	2,258,952	BNP Paribas SA	01/25/17	610,000	(3,396)
JPY	360,000,000	BNP Paribas SA	04/18/16	3,065,917	(134,236)

				4,289,917	(140,983)

BRL	90,343	Brown Brothers & Harriman Co.	04/01/16	24,874	(252)
BRL	66,592	Brown Brothers & Harriman Co.	04/04/16	18,695	175

				43,569	(77)

BRL	2,155,000	Citibank N.A.	04/12/16	533,812	(64,115)
CAD	1,453,007	Citibank N.A.	04/08/16	1,078,000	(40,799)

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
JPY	540,000,000	Citibank N.A.	04/11/16	$4,583,691	$(215,661)
MXN	9,327,000	Citibank N.A.	04/07/16	510,062	(29,606)
TWD	53,249,100	Citibank N.A.	01/09/17	1,590,000	(72,348)

				8,295,565	(422,529)

IDR	7,496,565,000	Credit Suisse International	04/29/16	570,515	7,346
JPY	600,000,000	Credit Suisse International	05/31/16	5,328,597	(10,782)
JPY	300,000,000	Credit Suisse International	09/12/16	2,654,867	(24,823)
KRW	1,268,609,000	Credit Suisse International	08/10/16	1,047,442	(58,675)
MXN	24,232,000	Credit Suisse International	04/07/16	1,324,732	(77,352)
MYR	2,375,000	Credit Suisse International	04/29/16	576,219	(31,306)
TWD	10,796,000	Credit Suisse International	05/12/16	329,046	(6,525)
TWD	52,804,552	Credit Suisse International	01/11/17	1,574,000	(74,557)

				13,405,418	(276,674)

BRL	2,028,000	Deutsche Bank AG	04/14/16	502,291	(60,096)
CNY	10,565,000	Deutsche Bank AG	11/04/16	1,625,860	2,993
JPY	610,000,000	Deutsche Bank AG	06/06/16	5,386,789	(42,380)
JPY	630,000,000	Deutsche Bank AG	06/20/16	5,649,363	39,092
KRW	1,530,006,000	Deutsche Bank AG	06/03/16	1,238,671	(97,133)
MXN	8,451,000	Deutsche Bank AG	04/01/16	451,800	(37,343)
SGD	778,000	Deutsche Bank AG	04/08/16	544,665	(32,543)
TWD	22,016,000	Deutsche Bank AG	05/12/16	669,729	(14,591)
TWD	17,478,660	Deutsche Bank AG	02/16/17	523,000	(23,202)

				16,592,168	(265,203)

AED	2,275,177	Goldman Sachs International	01/19/17	614,000	(3,835)
BRL	3,745,000	Goldman Sachs International	04/18/16	930,319	(107,095)
CLP	386,656,000	Goldman Sachs International	05/09/16	565,642	(9,741)
CNY	21,004,743	Goldman Sachs International	05/17/16	3,161,000	(81,127)
KRW	653,394,750	Goldman Sachs International	04/08/16	537,000	(34,289)
TWD	53,614,800	Goldman Sachs International	01/09/17	1,590,000	(83,764)

				7,397,961	(319,851)

SGD	1,600,000	HSBC Bank USA	05/19/16	1,169,976	(16,841)

AUD	1,930,000	JP Morgan Chase Bank N.A.	04/14/16	1,381,832	(96,940)
JPY	580,000,000	JP Morgan Chase Bank N.A.	05/23/16	5,153,540	(6,845)
MXN	21,800,000	JP Morgan Chase Bank N.A.	04/14/16	1,297,156	36,671
MXN	14,073,620	JP Morgan Chase Bank N.A.	04/28/16	791,542	(21,218)
PLN	6,222,481	JP Morgan Chase Bank N.A.	07/13/16	1,541,000	(125,109)
TWD	53,010,807	JP Morgan Chase Bank N.A.	01/09/17	1,590,000	(64,909)

				11,755,070	(278,350)

AUD	470,000	Morgan Stanley & Co.	04/28/16	349,788	(10,093)
BRL	4,457,000	Morgan Stanley & Co.	04/12/16	1,109,728	(126,912)
BRL	1,243,278	Morgan Stanley & Co.	07/13/16	292,000	(44,336)
CAD	1,931,000	Morgan Stanley & Co.	06/10/16	1,457,964	(28,939)
EUR	521,000	Morgan Stanley & Co.	04/07/16	569,703	(23,199)
JPY	170,000,000	Morgan Stanley & Co.	05/16/16	1,510,158	(2,108)

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
KRW	1,599,044,000	Morgan Stanley & Co.	06/07/16		$1,317,712	$(78,222)
SGD	802,000	Morgan Stanley & Co.	04/22/16		581,374	(13,602)

					7,188,427	(327,411)

					$70,138,071	$(2,047,919)

Cross Currency Forwards
JPY	88,861,148	Deutsche Bank AG	08/09/16	EUR	$694,000	$(162)
JPY	150,820,380	Deutsche Bank AG	08/19/16	EUR	1,215,000	(42,673)

						(42,835)

JPY	61,452,678	HSBC Bank USA	02/13/17	EUR	474,000	7,050
JPY	148,608,114	Morgan Stanley & Co.	08/10/16	EUR	1,167,000	(7,560)

						$(43,345)

AED	Emirati Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	China Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan Dollar

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had the following open futures contracts at March 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
MSCI Taiwan Index	04/28/16	55	$(1,771,000)	$(9,257)
Topix Index	06/09/16	15	(1,795,948)	(15,081)
Yen Denom Nikkei	06/09/16	2	(148,962)	(986)
Euro Stoxx 50 Index	06/17/16	46	(1,534,185)	28,629
FTSE 100 Index	06/17/16	3	(263,394)	(1,386)
Nasdaq 100 E Mini Index	06/17/16	14	(1,253,350)	(33,269)
S&P 500 E Mini Index	06/17/16	57	(5,846,775)	(130,574)

				$(161,924)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund had the following open swap transactions at March 31, 2016. The Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps—Buy Protection*
Centrally Cleared Swaps
	USD	1,848,241	12/20/20	5.000%	CDX.NA.HY.25.V1†	$(835)	$(52,443)	$(53,278)
	USD	1,572,000	6/20/21	5.000%	CDX.NA.HY.26.V1†	(9,758)	(32,807)	(42,565)

						(10,593)	(85,250)	(95,843)

Credit Default Swaps—Sell Protection*††
Centrally Cleared Swaps
	EUR	2,371,277	12/20/20	5.000%	ITRAXX.XO.24.V1 (S&P Rating: B)†	29,417	169,392	198,809
	USD	2,865,147	12/20/20	1.000%	CDX.NA.IG.25.V1 (S&P Rating: BBB+)†	(8,627)	23,058	14,431

						20,790	192,450	213,240

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps*
Centrally Cleared Swaps
	GBP	7,768,469	2/26/20	0.934%	6-Month GBP-LIBOR-BBA	$22,852	$-	$22,852
	USD	2,930,000	9/11/22	1.952%	3-Month USD-LIBOR-BBA	(109,140)	-	(109,140)
	USD	2,940,000	10/19/22	1.639%	3-Month USD-LIBOR-BBA	(50,816)	-	(50,816)
	USD	2,908,000	11/03/22	1.825%	3-Month USD-LIBOR-BBA	(84,103)	-	(84,103)

						(221,207)	-	(221,207)

Total Return Swaps*
OTC Swaps
BNP Paribas SA	EUR	2,700	12/15/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(11,592)	-	(11,592)
BNP Paribas SA	EUR	2,800	12/15/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(8,600)	-	(8,600)
BNP Paribas SA	EUR	2,700	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(28,496)	-	(28,496)
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(12,267)	-	(12,267)
BNP Paribas SA	EUR	1,500	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(15,020)	-	(15,020)
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro NIKKE 225 Index x notional amount	49,260	-	49,260
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro NIKKE 225 Index x notional amount	54,147	-	54,147

						27,432	-	27,432

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Deliver	Receive	Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps*
OTC Swaps
134,749,995 JPY	1,119,785 USD	3/15/17	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.23%	$(70,184)	$-	$(70,184)
125,148,888 JPY	1,111,614 USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.84%	30,114	-	30,114
189,609,651 JPY	1,672,043 USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.96%	36,604	-	36,604

							(3,466)	-	(3,466)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

*	Collateral for swap agreements held by Citibank N.A. amounted to $570,880 in cash at March 31, 2016. A portion of the cash collateral received from Bank of America N.A., in the amount of $510,000, was related to swap agreements at March 31, 2016.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group, rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund had the following open written option contracts at March 31, 2016. The Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
	1		6/17/16	Chipotle Mexican Grill, Inc., Call, Strike 600.00	$1,552	$198
	2		6/17/16	Chipotle Mexican Grill, Inc., Put, Strike 450.00	3,639	4,368
	14		4/15/16	Kimberly-Clark Corp., Call, Strike 125.00	3,632	16,100
	28		7/15/16	WhiteWave Foods Co., Call, Strike 37.50	7,218	13,440
	34		4/15/16	WhiteWave Foods Co., Call, Strike 37.50	7,546	10,880
	129		5/20/16	SPDR Gold Shares, Call, Strike 130.00	12,366	5,289
	156		6/30/16	SPDR Gold Shares, Call, Strike 133.00	19,813	9,984
	156		9/30/16	SPDR Gold Shares, Call, Strike 145.00	27,917	11,232
Barclays Bank PLC	3,653		7/15/16	Mylan, Inc., Call, Strike 45.00	12,164	16,347
Barclays Bank PLC	15,394		1/20/17	Johnson & Johnson Co., Call, Strike 110.00	66,964	68,503
Barclays Bank PLC	15,394		1/20/17	Johnson & Johnson Co., Put, Strike 97.50	58,497	48,491
Citibank N.A.	440		6/16/17	Euro STOXX 50 Index, Put, Strike 2,350.00	52,671	59,981
Citibank N.A.	780		8/19/16	Alexion Pharmaceuticals, Inc., Call, Strike 175.00	10,335	1,287
Citibank N.A.	5,800		9/21/16	Taiwan TWSE Index, Put, Strike 8,100.70	97,721	52,396
Citibank N.A.	11,780		9/16/16	Apple, Inc., Call, Strike 120.00	27,149	29,470
Citibank N.A.	11,780		9/16/16	Apple, Inc., Put, Strike 90.00	82,460	19,762
Deutsche Bank AG	190		9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	63,487
Deutsche Bank AG	6,808		5/20/16	Gilead Sciences, Inc., Call, Strike 107.50	43,637	682
Deutsche Bank AG	6,808		5/20/16	Gilead Sciences, Inc., Put, Strike 90.00	55,485	18,518
Deutsche Bank AG	12,300		5/20/16	Goldman Sachs Group, Inc., Call, Strike 245.00	41,328	—
Deutsche Bank AG	13,700		5/20/16	Teva Pharmaceutical Industries Ltd., Call, Strike 73.00	19,498	26
Deutsche Bank AG	13,700		5/20/16	Teva Pharmaceutical Industries Ltd., Put, Strike 55.00	45,059	41,627
Deutsche Bank AG	21,360		5/19/17	QUALCOMM, Inc., Call, Strike 70.00	16,020	9,425
Deutsche Bank AG	21,360		5/19/17	QUALCOMM, Inc., Put, Strike 40.00	70,488	48,979
Deutsche Bank AG	51,400		5/20/16	SunTrust Banks, Inc., Call, Strike 51.75	28,270	2
Deutsche Bank AG	51,435		5/20/16	Bank of New York Mellon Corp., Call, Strike 51.25	34,976	1
Deutsche Bank AG	51,435		5/20/16	Morgan Stanley, Call, Strike 46.00	41,148	1
Deutsche Bank AG	51,435		5/20/16	Wells Fargo & Co., Call, Strike 66.00	32,918	1
Deutsche Bank AG	54,954		1/20/17	General Electric Co., Call, Strike 32.50	59,076	79,057
Deutsche Bank AG	68,581		5/20/16	KeyCorp, Call, Strike 17.90	21,260	1
Deutsche Bank AG	12,470,000	*	6/13/16	Interest Rate Swaption USD 5 Year, Call, Strike 1.05	22,446	29,666
Deutsche Bank AG	12,470,000	*	6/13/16	Interest Rate Swaption USD 5 Year, Put, Strike 1.65	52,998	14,871
Goldman Sachs & Co.	14,480		3/09/18	Nikkei 225 Index, Put, Strike 17,974.04	209,255	378,117
JP Morgan Chase Bank N.A.	15,469		6/17/16	SPDR Gold Trust, Call, Strike 140.00	13,922	4,099
JP Morgan Chase Bank N.A.	15,600		9/16/16	SPDR Gold Trust, Call, Strike 140.00	28,080	14,586
Morgan Stanley & Co.	118		3/17/17	Euro STOXX 50 Index, Put, Strike 2,375.00	15,660	12,527
Morgan Stanley & Co.	118		3/17/17	Euro STOXX 50 Index, Put, Strike 2,375.00	15,045	12,256
Morgan Stanley & Co.	5,464		9/20/17	Taiwan TWSE Index, Put, Strike 8,600.00	181,028	163,616
Morgan Stanley & Co.	5,574		12/20/17	Taiwan TWSE Index, Put, Strike 8,600.00	180,845	191,765
Morgan Stanley & Co.	6,050		1/20/17	Prudential Financial, Inc., Put, Strike 77.50	36,482	66,248
Morgan Stanley & Co.	12,100		1/20/17	Prudential Financial, Inc., Call, Strike 93.50	66,329	15,695
Morgan Stanley & Co.	42,235		9/16/16	Gentex Corp., Put, Strike 9.00	9,081	2,217
Morgan Stanley & Co.	44,269		4/15/16	HSBC Holdings PLC, Call, Strike 4.60	2,905	477
Morgan Stanley & Co.	116,800		6/10/16	Topix Index, Put, Strike 1,450.00	59,868	118,253

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
UBS AG	4,950	1/20/17	MetLife, Inc., Put, Strike 46.00	$16,632	$27,494
UBS AG	5,420	1/20/17	MetLife, Inc., Put, Strike 45.00	19,099	26,829
UBS AG	9,900	1/20/17	MetLife, Inc., Call, Strike 57.50	20,799	2,673
UBS AG	10,841	1/20/17	MetLife, Inc., Call, Strike 55.00	27,660	5,258
UBS AG	54,900	9/16/16	General Electric Co., Call, Strike 31.00	47,214	98,820

				$2,095,535	$1,815,002

*	Notional Amount.

Transactions in written option contracts during the period ended March 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2015	45,288,267	$2,544,496
Options written	142,214,587	2,996,095
Options terminated in closing purchase transactions	(119,063,299)	(2,808,121)
Options expired	(42,345,253)	(429,758)
Options exercised	(299,007)	(207,177)

Options outstanding at March 31, 2016	25,795,295	$2,095,535

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2016, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in the Fund’s portfolio and increase the volatility of the Fund. If the Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period. The amount of the reduction to the Fund’s advisory fee is reflected within expenses waived on the Consolidated Statement of Operations.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund Fees and Expenses#, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2016, there were no brokerage commissions rebated under these agreements.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2016 was 9.8%.

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2016, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$106,909,203	$291,174,958	$65,147,720	$336,742,536

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount

Class I*
Sold	2,315,146	$22,972,988	3,148,689	$34,523,264	53,738,422	$651,978,089
Issued as reinvestment of dividends	3,671,034	35,719,159	1,347,287	14,079,148	5,952,446	65,213,177
Redeemed	(12,855,737)	(121,832,345)	(3,006,867)	(32,807,789)	(2,704,342)	(32,163,436)

Net increase (decrease)	(6,869,557)	$(63,140,198)	1,489,109	$15,794,623	56,986,526	$685,027,830

Class R5
Sold	24,376	$246,021	60,337	$664,466	2,021,022	$23,997,706
Issued as reinvestment of dividends	44,470	438,475	16,217	171,416	141,441	1,567,140
Redeemed	(34,894)	(345,808)	(554,638)	(6,046,921)	(53,367,656)	(646,000,618)

Net increase (decrease)	33,952	$338,688	(478,084)	$(5,211,039)	(51,205,193)	$(620,435,772)

Service Class
Sold	54,132	$525,087	778,263	$8,597,894	98,672	$1,169,079
Issued as reinvestment of dividends	87,196	847,543	35,405	368,919	111,814	1,223,660
Redeemed	(168,862)	(1,711,683)	(381,743)	(4,190,904)	(121,139)	(1,434,706)

Net increase (decrease)	(27,534)	$(339,053)	431,925	$4,775,909	89,347	$958,033

Administrative Class
Sold	32,226	$323,041	80,637	$904,988	130,207	$1,578,608
Issued as reinvestment of dividends	66,276	664,091	30,886	330,792	156,199	1,758,504
Redeemed	(277,648)	(2,935,776)	(291,771)	(3,300,010)	(333,243)	(4,040,235)

Net increase (decrease)	(179,146)	$(1,948,644)	(180,248)	$(2,064,230)	(46,837)	$(703,123)

Class A
Sold	43,625	$421,038	188,169	$2,057,533	257,852	$3,052,045
Issued as reinvestment of dividends	34,543	334,724	19,363	200,411	83,643	912,593
Redeemed	(132,707)	(1,328,896)	(330,447)	(3,489,499)	(283,509)	(3,302,747)

Net increase (decrease)	(54,539)	$(573,134)	(122,915)	$(1,231,555)	57,986	$661,891

Class R4*
Sold	1,142,060	$11,001,604	291,984	$3,197,557	8,534	$100,100
Issued as reinvestment of dividends	38,436	369,755	6,389	66,066	973	10,583
Redeemed	(65,135)	(623,822)	(43,513)	(466,849)	-	-

Net increase (decrease)	1,115,361	$10,747,537	254,860	$2,796,774	9,507	$110,683

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
Class R3*
Sold	734,493	$7,211,357	273,360	$2,945,761	8,544	$100,200
Issued as reinvestment of dividends	27,011	259,576	3,816	39,379	956	10,394
Redeemed	(301,755)	(2,989,046)	(27,429)	(300,529)	-	-

Net increase (decrease)	459,749	$4,481,887	249,747	$2,684,611	9,500	$110,594

*	Class commenced operations on April 1, 2014.
+	For the period January 1, 2015 through September 30, 2015.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2016, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2016.

6.	Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$578,389,931	$31,055,733	$(39,376,310)	$(8,320,577)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the period ended September 30, 2015, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$4,745,118	$10,685,699	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2015, temporary book and tax accounting differences were

52

Notes to Consolidated Financial Statements (Unaudited) (Continued)

primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends, defaulted bond accruals the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences)	Unrealized Appreciation (Depreciation)
$9,817,530	$29,033,683	$(93,855)	$(37,639,898)

The Fund did not have any unrecognized tax benefits at March 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the consolidated financial statements.

9.	Subsequent Events

In preparation of these consolidated financial statements, management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the consolidated financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

53

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

54

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2016:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.80%	$1,022.80	$4.05	$1,021.00	$4.04
Class R5	1,000	0.90%	1,022.40	4.55	1,020.50	4.55
Service Class	1,000	1.00%	1,022.60	5.06	1,020.00	5.05
Administrative Class	1,000	1.10%	1,022.20	5.56	1,019.50	5.55
Class A	1,000	1.35%	1,020.40	6.82	1,018.30	6.81
Class R4	1,000	1.25%	1,021.00	6.32	1,018.80	6.31
Class R3	1,000	1.50%	1,020.10	7.58	1,017.50	7.57

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

55

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2016 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-39570-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“In MassMutual’s view, retirement investors may be well served by maintaining an investment strategy that is suited to how comfortable they are with the markets’ ups and downs, how long they have to save and invest, and what their specific financial goals are.”

March 31, 2016

Welcome to the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2016. U.S. stocks, for the most part, outperformed their foreign counterparts, reflecting the ongoing strength of the U.S. economy during the period. Investors continued to closely monitor economic data releases in their vigil over the potential timing for the U.S. Federal Reserve’s (the “Fed”) long-awaited launch of interest rate increases – a source of investor speculation for most of 2015. During the reporting period, low oil prices and China’s continued economic difficulties continued to capture investors’ attention. Against this backdrop, the price of West Texas Intermediate crude oil started the period at nearly $45 per barrel and declined to nearly $37 at the end of March. This masked the extreme volatility of the commodity, however – whose price reached as high as $47.88 on November 3, 2015, and as low as $26.19 on February 11, 2016. Gasoline prices followed a similar pattern, starting out the six-month period at an average of $2.29 – before settling at $2.06 on March 31, 36 cents lower than the same time in 2015. The price of gold also fluctuated over the course of the six months, starting the period at $1,119 per ounce, before finishing the first quarter at $1,237.

Key events that characterized the period

Thanks to a robust October rally, U.S. stocks performed relatively well in the final quarter of 2015 against the backdrop of a somewhat disappointing first three quarters, when several factors had kept share prices from making much upward headway. These included weak commodity prices – especially crude oil, uncertainty about the timing of the Fed’s first interest rate hike since 2006, investor concerns about the strength and durability of the U.S. economic recovery, and worries over China and emerging markets worldwide.

After an extremely volatile third quarter of 2015, share prices recovered strongly in October, with two of the most widely followed U.S. equity benchmarks, the Dow Jones Industrial AverageSM (the “Dow”) and the S&P 500® Index, turning in their best monthly gains since October 2011. Investor fears about China and crude oil eased, and a weak September payroll number fueled hopes that the Fed might delay raising short-term interest rates; however, the October and November employment reports were considerably stronger. This renewed talk of a rate increase – which, in fact, finally occurred at the mid-December meeting, when the Fed hiked the target range for the federal funds rate – the Fed’s overnight bank lending rate – to 0.25%-0.50% from 0%-0.25%. Elsewhere, crude oil broke to another new low for the year in December and ended 2015 with an annual decline of 31% after falling almost 50% in 2014. These factors led to choppy market action over the final two months of the year.

The U.S. economy continued to improve, although results were mixed. For example, in mid-October, several housing reports yielded generally positive results, whereas later that month, the housing outlook was muddled by new home sales figures that were the lowest since November 2014. On the other hand, there was mostly good news on the employment front, as jobless claims experienced a favorable downward trend during the fourth quarter – and first-time jobless claims dropped to a 42-year low in mid-December. This was despite the October Job Openings and Labor Turnover Survey, which in December showed a decline in job openings from 5.526 million to 5.383 million. Employment news remained largely positive, however, as even the manufacturing sector, which struggled from falling exports due to a strong dollar, posted encouraging results in the fourth quarter of 2015.

After experiencing a steep plunge and vigorous recovery as recently as August and October, respectively, U.S. stocks repeated that scenario in the first quarter of 2016. In both cases, concerns

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited) (Continued)

about China’s slowing economy and falling crude oil prices helped to drive weakness in share prices. Adding to these concerns at the start of 2016 was fear of slowing global and domestic economic growth, the latter underscored by initial estimates that U.S. gross domestic product (“GDP”) expanded by a disappointing 0.7% rate in the fourth quarter of 2015, although that number was subsequently revised upward.

Share prices continued to struggle early in February, as global equity markets moved roughly in tandem with the price of oil, which declined early on, but rallied later in the month on hopes that producers would curtail supply. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon. However, later in the quarter, upward revisions in estimated fourth-quarter U.S. economic growth, first to 1.0% and ultimately to 1.4%, helped the equity markets rebound. The employment picture also brightened, as February’s nonfarm payrolls came in significantly stronger than the previous two months’. At the same time, the payroll numbers for both January and December were revised upward.

The rally in equities continued in March, with the Fed doing its part by reassuring investors that the central bank would be cautious about implementing further hikes in short-term interest rates. Stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2016 – largely, but not entirely – outperforming foreign developed and emerging markets. The blue-chip Dow climbed 10.07% to lead the major market indexes for the period. Next were the large-cap stock S&P 500 Index, which rose 8.49%; and the technology-heavy NASDAQ Composite® Index, which advanced 6.07%. The Russell 2000® Index, a benchmark of small-cap stocks, gained a much more modest 2.02% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a mere 1.56% advance, while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, had a more impressive 6.41% return. Fixed-income investments advanced somewhat during the period, with the Barclays U.S. Aggregate Bond Index returning 2.44%.*

Review and maintain your strategy

MassMutual knows that nothing matters more than the safety and well-being of your loved ones. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Please keep in mind that the financial markets go both up and down – and that it is nearly impossible to predict their future direction. That’s why our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, this might be a good time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. And as always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investments Services as of 4/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (risk-based) Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MML Investment Advisers, LLC (MML Advisers) or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by MML Advisers, Babson Funds, which are advised by Babson Capital Management LLC (Babson Capital), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual), and Oppenheimer Funds, which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

MM RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•

MM RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•

MM RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MM RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•

MM RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MM RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 3/31/16

Fixed Income Funds	70.6%
Equity Funds	29.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	58.0%
Fixed Income Funds	42.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	82.4%
Fixed Income Funds	17.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	95.8%
Fixed Income Funds	4.2%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ current asset allocation.

Each Fund invests in a combination of domestic and international mutual funds sponsored by MML Investment Advisers, LLC (MML Advisers) or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely to stop making new investments in the Fund at or around that time (or designed for investors already in retirement for the MM RetireSMART In Retirement Fund). Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by MML Advisers, Babson Funds, which are advised by Babson Capital Management LLC (Babson Capital), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual), and Oppenheimer Funds, which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•

MM RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•

MM RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately 15 years after the target retirement date.

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/16

Fixed Income Funds	65.4%
Equity Funds	34.6%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 3/31/16

Fixed Income Funds	57.3%
Equity Funds	42.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

5

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 3/31/16

Fixed Income Funds	52.2%
Equity Funds	47.8%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	62.6%
Fixed Income Funds	37.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	72.8%
Fixed Income Funds	27.2%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	79.5%
Fixed Income Funds	20.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	84.2%
Fixed Income Funds	15.8%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	85.9%
Fixed Income Funds	14.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	88.8%
Fixed Income Funds	11.2%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	94.0%
Fixed Income Funds	6.0%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

6

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2055 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	94.0%
Fixed Income Funds	5.8%

Total Long-Term Investments	99.8%
Other Assets & Liabilities	0.2%

Net Assets	100.0%

MassMutual RetireSMART 2060 Fund Asset Allocation (% of Net Assets) on 3/31/16

Equity Funds	92.8%
Fixed Income Funds	6.1%

Total Long-Term Investments	98.9%
Other Assets & Liabilities	1.1%

Net Assets	100.0%

7

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 29.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	547,394	$6,174,609
MassMutual Premier Disciplined Value Fund, Class I (a)	408,629	6,170,301
MassMutual Premier International Equity Fund, Class I (a)	204,450	2,392,061
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	326,209	3,206,638
MassMutual Select Blue Chip Growth Fund, Class I (a)	82,636	1,267,633
MassMutual Select Diversified International Fund, Class I (a)	252,882	1,565,342
MassMutual Select Diversified Value Fund, Class I (a)	85,166	1,197,432
MassMutual Select Focused Value Fund, Class I (a)	204,160	3,478,890
MassMutual Select Fundamental Growth Fund, Class I (a)	144,344	1,111,451
MassMutual Select Fundamental Value Fund, Class I (a)	91,973	1,068,729
MassMutual Select Growth Opportunities Fund, Class I (a)	77,662	775,843
MassMutual Select Large Cap Value Fund, Class I (a)	142,993	968,060
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	70,620	1,271,867
MassMutual Select Mid-Cap Value Fund, Class I (a)	138,109	1,731,893
MassMutual Select Overseas Fund, Class I (a)	670,104	5,059,288
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	73,043	854,599
MassMutual Select Small Cap Value Equity Fund, Class I (a)	88,244	1,328,069
MassMutual Select Small Company Value Fund, Class I (a)	54,186	551,616
MM MSCI EAFE International Index Fund, Class I (a)	406,066	4,653,515
MM Russell 2000 Small Cap Index Fund, Class I (a)	120,582	1,338,458
MM S&P Mid Cap Index Fund, Class I (a)	169,126	2,119,145
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,830,222	3,129,679
Oppenheimer Developing Markets Fund, Class I (a)	24,489	756,941
Oppenheimer Global Real Estate Fund, Class I (a)	279,145	3,151,552

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	29,625	$832,763

		56,156,374

Fixed Income Funds — 70.6%
Babson Global Floating Rate Fund, Class Y (a)	381,503	3,441,153
MassMutual Premier Core Bond Fund, Class I (a)	4,784,875	52,107,293
MassMutual Premier High Yield Fund, Class I (a)	436,157	3,663,722
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,365,299	14,294,684
MassMutual Premier Money Market Fund, Class R5 (a)	2,377,718	2,377,718
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,251,704	23,034,927
MassMutual Select Strategic Bond Fund, Class I (a)	1,369,651	13,970,436
MassMutual Select Total Return Bond Fund, Class I (a)	1,536,981	15,569,618
Oppenheimer International Bond Fund, Class I (a)	1,087,398	6,187,297

		134,646,848

TOTAL MUTUAL FUNDS (Cost $199,525,926)		190,803,222

TOTAL LONG-TERM INVESTMENTS (Cost $199,525,926)		190,803,222

TOTAL INVESTMENTS — 100.1% (Cost $199,525,926) (c)		190,803,222

Other Assets/(Liabilities) — (0.1)%		(95,695)

NET ASSETS — 100.0%		$190,707,527

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,559,627	$17,592,589
MassMutual Premier Disciplined Value Fund, Class I (a)	1,164,272	17,580,508
MassMutual Premier International Equity Fund, Class I (a)	736,970	8,622,549
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	837,162	8,229,298
MassMutual Select Blue Chip Growth Fund, Class I (a)	385,339	5,911,093
MassMutual Select Diversified International Fund, Class I (a)	921,975	5,707,027
MassMutual Select Diversified Value Fund, Class I (a)	397,128	5,583,615
MassMutual Select Focused Value Fund, Class I (a)	446,267	7,604,388
MassMutual Select Fundamental Growth Fund, Class I (a)	673,085	5,182,755
MassMutual Select Fundamental Value Fund, Class I (a)	428,864	4,983,405
MassMutual Select Growth Opportunities Fund, Class I (a)	354,784	3,544,292
MassMutual Select Large Cap Value Fund, Class I (a)	666,829	4,514,430
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	278,297	5,012,128
MassMutual Select Mid-Cap Value Fund, Class I (a)	542,834	6,807,138
MassMutual Select Overseas Fund, Class I (a)	2,443,019	18,444,791
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	265,888	3,110,893
MassMutual Select Small Cap Value Equity Fund, Class I (a)	321,070	4,832,110
MassMutual Select Small Company Value Fund, Class I (a)	197,135	2,006,836
MM MSCI EAFE International Index Fund, Class I (a)	1,480,448	16,965,934
MM Russell 2000 Small Cap Index Fund, Class I (a)	438,960	4,872,457
MM S&P Mid Cap Index Fund, Class I (a)	635,016	7,956,753
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,507,838	7,708,403
Oppenheimer Developing Markets Fund, Class I (a)	60,206	1,860,959
Oppenheimer Global Real Estate Fund, Class I (a)	716,090	8,084,658

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	74,411	$2,091,687

		184,810,696

Fixed Income Funds — 42.1%
Babson Global Floating Rate Fund, Class Y (a)	622,481	5,614,779
MassMutual Premier Core Bond Fund, Class I (a)	4,946,993	53,872,754
MassMutual Premier High Yield Fund, Class I (a)	739,925	6,215,371
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,330,425	13,929,553
MassMutual Premier Money Market Fund, Class R5 (a)	570,147	570,147
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,887,894	19,313,159
MassMutual Select Strategic Bond Fund, Class I (a)	1,229,301	12,538,875
MassMutual Select Total Return Bond Fund, Class I (a)	1,499,309	15,187,999
Oppenheimer International Bond Fund, Class I (a)	1,254,421	7,137,657

		134,380,294

TOTAL MUTUAL FUNDS (Cost $340,467,758)		319,190,990

TOTAL LONG-TERM INVESTMENTS (Cost $340,467,758)		319,190,990

TOTAL INVESTMENTS — 100.1% (Cost $340,467,758) (c)		319,190,990

Other Assets/(Liabilities) — (0.1)%		(191,416)

NET ASSETS — 100.0%		$318,999,574

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,524,559	$17,197,031
MassMutual Premier Disciplined Value Fund, Class I (a)	1,134,052	17,124,189
MassMutual Premier International Equity Fund, Class I (a)	932,708	10,912,687
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	985,719	9,689,621
MassMutual Select Blue Chip Growth Fund, Class I (a)	574,452	8,812,089
MassMutual Select Diversified International Fund, Class I (a)	1,177,192	7,286,820
MassMutual Select Diversified Value Fund, Class I (a)	601,686	8,459,698
MassMutual Select Focused Value Fund, Class I (a)	358,465	6,108,250
MassMutual Select Fundamental Growth Fund, Class I (a)	1,019,757	7,852,127
MassMutual Select Fundamental Value Fund, Class I (a)	649,765	7,550,270
MassMutual Select Growth Opportunities Fund, Class I (a)	528,890	5,283,610
MassMutual Select Large Cap Value Fund, Class I (a)	1,010,317	6,839,844
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	296,324	5,336,799
MassMutual Select Mid-Cap Value Fund, Class I (a)	578,220	7,250,875
MassMutual Select Overseas Fund, Class I (a)	3,119,201	23,549,971
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	362,234	4,238,132
MassMutual Select Small Cap Value Equity Fund, Class I (a)	437,430	6,583,328
MassMutual Select Small Company Value Fund, Class I (a)	268,580	2,734,149
MM MSCI EAFE International Index Fund, Class I (a)	1,890,287	21,662,694
MM Russell 2000 Small Cap Index Fund, Class I (a)	598,287	6,640,991
MM S&P Mid Cap Index Fund, Class I (a)	665,537	8,339,173
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,936,782	8,441,897
Oppenheimer Developing Markets Fund, Class I (a)	65,008	2,009,394
Oppenheimer Global Real Estate Fund, Class I (a)	787,082	8,886,160

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	80,370	$2,259,204

		221,049,003

Fixed Income Funds — 17.7%
Babson Global Floating Rate Fund, Class Y (a)	808,291	7,290,786
MassMutual Premier Core Bond Fund, Class I (a)	1,209,548	13,171,978
MassMutual Premier High Yield Fund, Class I (a)	978,725	8,221,293
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	356,471	3,732,250
MassMutual Premier Money Market Fund, Class R5 (a)	28,990	28,990
MassMutual Premier Short-Duration Bond Fund, Class I (a)	440,160	4,502,834
MassMutual Select Strategic Bond Fund, Class I (a)	274,882	2,803,794
MassMutual Select Total Return Bond Fund, Class I (a)	341,754	3,461,964
Oppenheimer International Bond Fund, Class I (a)	760,761	4,328,729

		47,542,618

TOTAL MUTUAL FUNDS (Cost $292,002,757)		268,591,621

TOTAL LONG-TERM INVESTMENTS (Cost $292,002,757)		268,591,621

TOTAL INVESTMENTS — 100.1% (Cost $292,002,757) (c)		268,591,621

Other Assets/(Liabilities) — (0.1)%		(142,552)

NET ASSETS — 100.0%		$268,449,069

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 95.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	480,198	$5,416,633
MassMutual Premier Disciplined Value Fund, Class I (a)	356,512	5,383,324
MassMutual Premier International Equity Fund, Class I (a)	383,449	4,486,351
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	428,351	4,210,694
MassMutual Select Blue Chip Growth Fund, Class I (a)	289,936	4,447,625
MassMutual Select Diversified International Fund, Class I (a)	484,583	2,999,570
MassMutual Select Diversified Value Fund, Class I (a)	304,754	4,284,842
MassMutual Select Focused Value Fund, Class I (a)	139,980	2,385,256
MassMutual Select Fundamental Growth Fund, Class I (a)	515,493	3,969,295
MassMutual Select Fundamental Value Fund, Class I (a)	330,716	3,842,916
MassMutual Select Growth Opportunities Fund, Class I (a)	267,012	2,667,449
MassMutual Select Large Cap Value Fund, Class I (a)	514,220	3,481,272
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	124,818	2,247,970
MassMutual Select Mid-Cap Value Fund, Class I (a)	242,623	3,042,493
MassMutual Select Overseas Fund, Class I (a)	1,284,039	9,694,495
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	156,393	1,829,795
MassMutual Select Small Cap Value Equity Fund, Class I (a)	188,727	2,840,339
MassMutual Select Small Company Value Fund, Class I (a)	115,878	1,179,640
MM MSCI EAFE International Index Fund, Class I (a)	778,145	8,917,542
MM Russell 2000 Small Cap Index Fund, Class I (a)	258,215	2,866,182
MM S&P Mid Cap Index Fund, Class I (a)	273,228	3,423,544
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,859,172	3,179,183
Oppenheimer Developing Markets Fund, Class I (a)	24,281	750,535
Oppenheimer Global Real Estate Fund, Class I (a)	303,093	3,421,924

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	30,882	$868,089

		91,836,958

Fixed Income Funds — 4.2%
Babson Global Floating Rate Fund, Class Y (a)	57,156	515,547
MassMutual Premier Core Bond Fund, Class I (a)	111,028	1,209,091
MassMutual Premier High Yield Fund, Class I (a)	74,764	628,017
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	43,566	456,131
MassMutual Premier Money Market Fund, Class R5 (a)	17,249	17,249
MassMutual Premier Short-Duration Bond Fund, Class I (a)	44,541	455,652
MassMutual Select Strategic Bond Fund, Class I (a)	9,572	97,638
MassMutual Select Total Return Bond Fund, Class I (a)	25,201	255,287
Oppenheimer International Bond Fund, Class I (a)	78,385	446,012

		4,080,624

TOTAL MUTUAL FUNDS (Cost $106,791,185)		95,917,582

TOTAL LONG-TERM INVESTMENTS (Cost $106,791,185)		95,917,582

TOTAL INVESTMENTS — 100.0% (Cost $106,791,185) (c)		95,917,582

Other Assets/(Liabilities) — (0.0)%		(20,890)

NET ASSETS — 100.0%		$95,896,692

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 34.6%
MassMutual Premier Disciplined Growth Fund, Class I (a)	299,690	$3,380,499
MassMutual Premier Disciplined Value Fund, Class I (a)	223,725	3,378,241
MassMutual Premier International Equity Fund, Class I (a)	104,513	1,222,800
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	191,518	1,882,621
MassMutual Select Blue Chip Growth Fund, Class I (a)	44,100	676,495
MassMutual Select Diversified International Fund, Class I (a)	129,560	801,974
MassMutual Select Diversified Value Fund, Class I (a)	45,451	639,035
MassMutual Select Focused Value Fund, Class I (a)	115,712	1,971,732
MassMutual Select Fundamental Growth Fund, Class I (a)	77,025	593,095
MassMutual Select Fundamental Value Fund, Class I (a)	49,078	570,281
MassMutual Select Growth Opportunities Fund, Class I (a)	41,242	412,007
MassMutual Select Large Cap Value Fund, Class I (a)	76,305	516,586
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	34,152	615,072
MassMutual Select Mid-Cap Value Fund, Class I (a)	66,933	839,336
MassMutual Select Overseas Fund, Class I (a)	343,320	2,592,066
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	36,623	428,494
MassMutual Select Small Cap Value Equity Fund, Class I (a)	44,307	666,819
MassMutual Select Small Company Value Fund, Class I (a)	27,184	276,737
MM MSCI EAFE International Index Fund, Class I (a)	208,047	2,384,217
MM Russell 2000 Small Cap Index Fund, Class I (a)	60,526	671,839
MM S&P Mid Cap Index Fund, Class I (a)	83,170	1,042,114
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,039,600	1,777,715
Oppenheimer Developing Markets Fund, Class I (a)	12,441	384,552
Oppenheimer Global Real Estate Fund, Class I (a)	158,542	1,789,943

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	16,721	$470,016

		29,984,286

Fixed Income Funds — 65.4%
Babson Global Floating Rate Fund, Class Y (a)	146,405	1,320,575
MassMutual Premier Core Bond Fund, Class I (a)	1,565,239	17,045,456
MassMutual Premier High Yield Fund, Class I (a)	169,662	1,425,160
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,162,848	12,175,023
MassMutual Premier Money Market Fund, Class R5 (a)	1,182,896	1,182,896
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,007,659	10,308,354
MassMutual Select Strategic Bond Fund, Class I (a)	495,828	5,057,445
MassMutual Select Total Return Bond Fund, Class I (a)	541,996	5,490,424
Oppenheimer International Bond Fund, Class I (a)	450,955	2,565,934

		56,571,267

TOTAL MUTUAL FUNDS (Cost $90,669,612)		86,555,553

TOTAL LONG-TERM INVESTMENTS (Cost $90,669,612)		86,555,553

TOTAL INVESTMENTS — 100.0% (Cost $90,669,612) (c)		86,555,553

Other Assets/(Liabilities) — (0.0)%		(19,411)

NET ASSETS — 100.0%		$86,536,142

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 42.7%
MassMutual Premier Disciplined Growth Fund, Class I (a)	340,349	$3,839,140
MassMutual Premier Disciplined Value Fund, Class I (a)	254,074	3,836,515
MassMutual Premier International Equity Fund, Class I (a)	145,292	1,699,918
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	189,458	1,862,370
MassMutual Select Blue Chip Growth Fund, Class I (a)	54,391	834,360
MassMutual Select Diversified International Fund, Class I (a)	180,685	1,118,439
MassMutual Select Diversified Value Fund, Class I (a)	56,060	788,205
MassMutual Select Focused Value Fund, Class I (a)	115,179	1,962,658
MassMutual Select Fundamental Growth Fund, Class I (a)	95,007	731,555
MassMutual Select Fundamental Value Fund, Class I (a)	60,539	703,465
MassMutual Select Growth Opportunities Fund, Class I (a)	50,525	504,748
MassMutual Select Large Cap Value Fund, Class I (a)	94,110	637,123
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	54,945	989,559
MassMutual Select Mid-Cap Value Fund, Class I (a)	107,569	1,348,910
MassMutual Select Overseas Fund, Class I (a)	478,826	3,615,135
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	52,802	617,784
MassMutual Select Small Cap Value Equity Fund, Class I (a)	63,943	962,336
MassMutual Select Small Company Value Fund, Class I (a)	39,209	399,147
MM MSCI EAFE International Index Fund, Class I (a)	290,148	3,325,099
MM Russell 2000 Small Cap Index Fund, Class I (a)	87,325	969,305
MM S&P Mid Cap Index Fund, Class I (a)	127,342	1,595,600
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,021,214	1,746,276
Oppenheimer Developing Markets Fund, Class I (a)	13,001	401,848
Oppenheimer Global Real Estate Fund, Class I (a)	159,972	1,806,080

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	16,874	$474,337

		36,769,912

Fixed Income Funds — 57.3%
Babson Global Floating Rate Fund, Class Y (a)	169,617	1,529,945
MassMutual Premier Core Bond Fund, Class I (a)	1,517,011	16,520,252
MassMutual Premier High Yield Fund, Class I (a)	187,428	1,574,393
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	984,284	10,305,450
MassMutual Premier Money Market Fund, Class R5 (a)	467,903	467,903
MassMutual Premier Short-Duration Bond Fund, Class I (a)	722,946	7,395,741
MassMutual Select Strategic Bond Fund, Class I (a)	416,306	4,246,322
MassMutual Select Total Return Bond Fund, Class I (a)	493,886	5,003,069
Oppenheimer International Bond Fund, Class I (a)	406,461	2,312,763

		49,355,838

TOTAL MUTUAL FUNDS (Cost $90,776,030)		86,125,750

TOTAL LONG-TERM INVESTMENTS (Cost $90,776,030)		86,125,750

TOTAL INVESTMENTS — 100.0% (Cost $90,776,030) (c)		86,125,750

Other Assets/(Liabilities) — (0.0)%		(19,022)

NET ASSETS — 100.0%		$86,106,728

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 47.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	433,383	$4,888,555
MassMutual Premier Disciplined Value Fund, Class I (a)	323,524	4,885,215
MassMutual Premier International Equity Fund, Class I (a)	200,924	2,350,814
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	235,309	2,313,090
MassMutual Select Blue Chip Growth Fund, Class I (a)	71,881	1,102,659
MassMutual Select Diversified International Fund, Class I (a)	250,560	1,550,965
MassMutual Select Diversified Value Fund, Class I (a)	74,076	1,041,510
MassMutual Select Focused Value Fund, Class I (a)	137,074	2,335,743
MassMutual Select Fundamental Growth Fund, Class I (a)	125,559	966,806
MassMutual Select Fundamental Value Fund, Class I (a)	79,996	929,548
MassMutual Select Growth Opportunities Fund, Class I (a)	66,593	665,262
MassMutual Select Large Cap Value Fund, Class I (a)	124,392	842,137
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	80,288	1,445,983
MassMutual Select Mid-Cap Value Fund, Class I (a)	156,601	1,963,777
MassMutual Select Overseas Fund, Class I (a)	663,933	5,012,694
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	75,424	882,466
MassMutual Select Small Cap Value Equity Fund, Class I (a)	91,063	1,370,502
MassMutual Select Small Company Value Fund, Class I (a)	55,921	569,278
MM MSCI EAFE International Index Fund, Class I (a)	402,348	4,610,903
MM Russell 2000 Small Cap Index Fund, Class I (a)	124,564	1,382,658
MM S&P Mid Cap Index Fund, Class I (a)	183,660	2,301,263
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,214,196	2,076,276
Oppenheimer Developing Markets Fund, Class I (a)	13,696	423,338
Oppenheimer Global Real Estate Fund, Class I (a)	191,011	2,156,510

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	19,914	$559,790

		48,627,742

Fixed Income Funds — 52.2%
Babson Global Floating Rate Fund, Class Y (a)	190,457	1,717,918
MassMutual Premier Core Bond Fund, Class I (a)	1,710,908	18,631,788
MassMutual Premier High Yield Fund, Class I (a)	231,116	1,941,376
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,045,562	10,947,033
MassMutual Premier Money Market Fund, Class R5 (a)	259,990	259,990
MassMutual Premier Short-Duration Bond Fund, Class I (a)	706,172	7,224,136
MassMutual Select Strategic Bond Fund, Class I (a)	427,577	4,361,290
MassMutual Select Total Return Bond Fund, Class I (a)	534,614	5,415,644
Oppenheimer International Bond Fund, Class I (a)	440,893	2,508,680

		53,007,855

TOTAL MUTUAL FUNDS (Cost $106,211,741)		101,635,597

TOTAL LONG-TERM INVESTMENTS (Cost $106,211,741)		101,635,597

TOTAL INVESTMENTS — 100.0% (Cost $106,211,741) (c)		101,635,597

Other Assets/(Liabilities) — (0.0)%		(27,117)

NET ASSETS — 100.0%		$101,608,480

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.6%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,775,439	$31,306,948
MassMutual Premier Disciplined Value Fund, Class I (a)	2,071,879	31,285,370
MassMutual Premier International Equity Fund, Class I (a)	1,320,411	15,448,805
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,578,067	15,512,402
MassMutual Select Blue Chip Growth Fund, Class I (a)	796,889	12,224,284
MassMutual Select Diversified International Fund, Class I (a)	1,655,368	10,246,728
MassMutual Select Diversified Value Fund, Class I (a)	823,028	11,571,775
MassMutual Select Focused Value Fund, Class I (a)	754,686	12,859,851
MassMutual Select Fundamental Growth Fund, Class I (a)	1,394,940	10,741,035
MassMutual Select Fundamental Value Fund, Class I (a)	888,809	10,327,964
MassMutual Select Growth Opportunities Fund, Class I (a)	734,301	7,335,670
MassMutual Select Large Cap Value Fund, Class I (a)	1,381,992	9,356,089
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	485,541	8,744,598
MassMutual Select Mid-Cap Value Fund, Class I (a)	945,243	11,853,349
MassMutual Select Overseas Fund, Class I (a)	4,386,229	33,116,032
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	472,185	5,524,559
MassMutual Select Small Cap Value Equity Fund, Class I (a)	568,848	8,561,164
MassMutual Select Small Company Value Fund, Class I (a)	349,504	3,557,952
MM MSCI EAFE International Index Fund, Class I (a)	2,658,078	30,461,569
MM Russell 2000 Small Cap Index Fund, Class I (a)	778,700	8,643,574
MM S&P Mid Cap Index Fund, Class I (a)	1,109,128	13,897,372
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	8,192,521	14,009,210
Oppenheimer Developing Markets Fund, Class I (a)	98,532	3,045,632
Oppenheimer Global Real Estate Fund, Class I (a)	1,301,813	14,697,465

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	134,117	$3,770,015

		338,099,412

Fixed Income Funds — 37.5%
Babson Global Floating Rate Fund, Class Y (a)	996,906	8,992,091
MassMutual Premier Core Bond Fund, Class I (a)	5,974,859	65,066,217
MassMutual Premier High Yield Fund, Class I (a)	1,265,193	10,627,625
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	4,026,709	42,159,648
MassMutual Premier Money Market Fund, Class R5 (a)	851,974	851,974
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,925,651	29,929,413
MassMutual Select Strategic Bond Fund, Class I (a)	1,452,159	14,812,024
MassMutual Select Total Return Bond Fund, Class I (a)	1,839,859	18,637,774
Oppenheimer International Bond Fund, Class I (a)	1,982,453	11,280,156

		202,356,922

TOTAL MUTUAL FUNDS (Cost $582,342,719)		540,456,334

TOTAL LONG-TERM INVESTMENTS (Cost $582,342,719)		540,456,334

TOTAL INVESTMENTS — 100.1% (Cost $582,342,719) (c)		540,456,334

Other Assets/(Liabilities) — (0.1)%		(353,815)

NET ASSETS — 100.0%		$540,102,519

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 72.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,173,737	$13,239,755
MassMutual Premier Disciplined Value Fund, Class I (a)	873,987	13,197,211
MassMutual Premier International Equity Fund, Class I (a)	628,040	7,348,069
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	736,442	7,239,222
MassMutual Select Blue Chip Growth Fund, Class I (a)	387,629	5,946,231
MassMutual Select Diversified International Fund, Class I (a)	790,658	4,894,173
MassMutual Select Diversified Value Fund, Class I (a)	403,082	5,667,328
MassMutual Select Focused Value Fund, Class I (a)	298,002	5,077,949
MassMutual Select Fundamental Growth Fund, Class I (a)	683,160	5,260,335
MassMutual Select Fundamental Value Fund, Class I (a)	435,294	5,058,112
MassMutual Select Growth Opportunities Fund, Class I (a)	357,318	3,569,604
MassMutual Select Large Cap Value Fund, Class I (a)	676,833	4,582,162
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	215,421	3,879,727
MassMutual Select Mid-Cap Value Fund, Class I (a)	418,844	5,252,304
MassMutual Select Overseas Fund, Class I (a)	2,094,935	15,816,757
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	238,360	2,788,813
MassMutual Select Small Cap Value Equity Fund, Class I (a)	286,584	4,313,092
MassMutual Select Small Company Value Fund, Class I (a)	176,144	1,793,147
MM MSCI EAFE International Index Fund, Class I (a)	1,269,594	14,549,549
MM Russell 2000 Small Cap Index Fund, Class I (a)	392,752	4,359,552
MM S&P Mid Cap Index Fund, Class I (a)	489,968	6,139,304
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,629,384	6,206,247
Oppenheimer Developing Markets Fund, Class I (a)	38,335	1,184,933
Oppenheimer Global Real Estate Fund, Class I (a)	575,163	6,493,593

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	58,371	$1,640,809

		155,497,978

Fixed Income Funds — 27.2%
Babson Global Floating Rate Fund, Class Y (a)	594,482	5,362,230
MassMutual Premier Core Bond Fund, Class I (a)	1,463,854	15,941,366
MassMutual Premier High Yield Fund, Class I (a)	798,600	6,708,236
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,024,403	10,725,501
MassMutual Premier Money Market Fund, Class R5 (a)	138,857	138,857
MassMutual Premier Short-Duration Bond Fund, Class I (a)	699,515	7,156,040
MassMutual Select Strategic Bond Fund, Class I (a)	332,849	3,395,058
MassMutual Select Total Return Bond Fund, Class I (a)	433,624	4,392,612
Oppenheimer International Bond Fund, Class I (a)	748,952	4,261,537

		58,081,437

TOTAL MUTUAL FUNDS (Cost $227,671,999)		213,579,415

TOTAL LONG-TERM INVESTMENTS (Cost $227,671,999)		213,579,415

TOTAL INVESTMENTS — 100.0% (Cost $227,671,999) (c)		213,579,415

Other Assets/(Liabilities) — (0.0)%		(98,539)

NET ASSETS — 100.0%		$213,480,876

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 79.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,953,611	$33,316,729
MassMutual Premier Disciplined Value Fund, Class I (a)	2,197,535	33,182,772
MassMutual Premier International Equity Fund, Class I (a)	1,805,839	21,128,315
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,953,396	19,201,884
MassMutual Select Blue Chip Growth Fund, Class I (a)	1,114,070	17,089,840
MassMutual Select Diversified International Fund, Class I (a)	2,278,254	14,102,391
MassMutual Select Diversified Value Fund, Class I (a)	1,164,451	16,372,180
MassMutual Select Focused Value Fund, Class I (a)	694,989	11,842,611
MassMutual Select Fundamental Growth Fund, Class I (a)	1,973,574	15,196,519
MassMutual Select Fundamental Value Fund, Class I (a)	1,257,510	14,612,272
MassMutual Select Growth Opportunities Fund, Class I (a)	1,026,748	10,257,212
MassMutual Select Large Cap Value Fund, Class I (a)	1,955,268	13,237,163
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	576,645	10,385,375
MassMutual Select Mid-Cap Value Fund, Class I (a)	1,121,482	14,063,384
MassMutual Select Overseas Fund, Class I (a)	6,036,652	45,576,722
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	712,413	8,335,229
MassMutual Select Small Cap Value Equity Fund, Class I (a)	857,950	12,912,149
MassMutual Select Small Company Value Fund, Class I (a)	527,078	5,365,655
MM MSCI EAFE International Index Fund, Class I (a)	3,658,309	41,924,215
MM Russell 2000 Small Cap Index Fund, Class I (a)	1,174,907	13,041,464
MM S&P Mid Cap Index Fund, Class I (a)	1,299,309	16,280,336
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	9,604,523	16,423,734
Oppenheimer Developing Markets Fund, Class I (a)	117,287	3,625,340
Oppenheimer Global Real Estate Fund, Class I (a)	1,523,268	17,197,694

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	154,417	$4,340,656

		429,011,841

Fixed Income Funds — 20.6%
Babson Global Floating Rate Fund, Class Y (a)	1,811,351	16,338,387
MassMutual Premier Core Bond Fund, Class I (a)	2,301,370	25,061,923
MassMutual Premier High Yield Fund, Class I (a)	2,324,161	19,522,948
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,675,279	17,540,173
MassMutual Premier Money Market Fund, Class R5 (a)	94,308	94,308
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,034,319	10,581,082
MassMutual Select Strategic Bond Fund, Class I (a)	505,752	5,158,669
MassMutual Select Total Return Bond Fund, Class I (a)	661,817	6,704,206
Oppenheimer International Bond Fund, Class I (a)	1,785,236	10,157,996

		111,159,692

TOTAL MUTUAL FUNDS (Cost $591,686,482)		540,171,533

TOTAL LONG-TERM INVESTMENTS (Cost $591,686,482)		540,171,533

TOTAL INVESTMENTS — 100.1% (Cost $591,686,482) (c)		540,171,533

Other Assets/(Liabilities) — (0.1)%		(342,242)

NET ASSETS — 100.0%		$539,829,291

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 84.2%
MassMutual Premier Disciplined Growth Fund, Class I (a)	832,490	$9,390,484
MassMutual Premier Disciplined Value Fund, Class I (a)	619,607	9,356,062
MassMutual Premier International Equity Fund, Class I (a)	552,194	6,460,669
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	611,419	6,010,252
MassMutual Select Blue Chip Growth Fund, Class I (a)	365,838	5,611,952
MassMutual Select Diversified International Fund, Class I (a)	698,340	4,322,722
MassMutual Select Diversified Value Fund, Class I (a)	383,434	5,391,083
MassMutual Select Focused Value Fund, Class I (a)	207,997	3,544,276
MassMutual Select Fundamental Growth Fund, Class I (a)	649,487	5,001,047
MassMutual Select Fundamental Value Fund, Class I (a)	414,071	4,811,510
MassMutual Select Growth Opportunities Fund, Class I (a)	337,431	3,370,933
MassMutual Select Large Cap Value Fund, Class I (a)	643,840	4,358,798
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	177,810	3,202,358
MassMutual Select Mid-Cap Value Fund, Class I (a)	345,063	4,327,095
MassMutual Select Overseas Fund, Class I (a)	1,850,310	13,969,842
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	224,679	2,628,750
MassMutual Select Small Cap Value Equity Fund, Class I (a)	269,694	4,058,895
MassMutual Select Small Company Value Fund, Class I (a)	165,794	1,687,781
MM MSCI EAFE International Index Fund, Class I (a)	1,121,335	12,850,504
MM Russell 2000 Small Cap Index Fund, Class I (a)	369,851	4,105,341
MM S&P Mid Cap Index Fund, Class I (a)	398,790	4,996,833
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,864,577	4,898,427
Oppenheimer Developing Markets Fund, Class I (a)	33,189	1,025,873
Oppenheimer Global Real Estate Fund, Class I (a)	454,419	5,130,391

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	45,617	$1,282,292

		131,794,170

Fixed Income Funds — 15.8%
Babson Global Floating Rate Fund, Class Y (a)	367,033	3,310,635
MassMutual Premier Core Bond Fund, Class I (a)	555,801	6,052,674
MassMutual Premier High Yield Fund, Class I (a)	518,541	4,355,741
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	336,138	3,519,360
MassMutual Premier Money Market Fund, Class R5 (a)	34,002	34,002
MassMutual Premier Short-Duration Bond Fund, Class I (a)	238,964	2,444,605
MassMutual Select Strategic Bond Fund, Class I (a)	110,001	1,122,012
MassMutual Select Total Return Bond Fund, Class I (a)	151,388	1,533,557
Oppenheimer International Bond Fund, Class I (a)	420,239	2,391,160

		24,763,746

TOTAL MUTUAL FUNDS (Cost $168,970,378)		156,557,916

TOTAL LONG-TERM INVESTMENTS (Cost $168,970,378)		156,557,916

TOTAL INVESTMENTS — 100.0% (Cost $168,970,378) (c)		156,557,916

Other Assets/(Liabilities) — (0.0)%		(69,111)

NET ASSETS — 100.0%		$156,488,805

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 85.9%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,543,176	$17,407,025
MassMutual Premier Disciplined Value Fund, Class I (a)	1,148,165	17,337,289
MassMutual Premier International Equity Fund, Class I (a)	1,114,588	13,040,685
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,231,754	12,108,142
MassMutual Select Blue Chip Growth Fund, Class I (a)	791,400	12,140,082
MassMutual Select Diversified International Fund, Class I (a)	1,409,136	8,722,551
MassMutual Select Diversified Value Fund, Class I (a)	830,362	11,674,897
MassMutual Select Focused Value Fund, Class I (a)	413,718	7,049,760
MassMutual Select Fundamental Growth Fund, Class I (a)	1,406,187	10,827,641
MassMutual Select Fundamental Value Fund, Class I (a)	896,717	10,419,851
MassMutual Select Growth Opportunities Fund, Class I (a)	729,396	7,286,662
MassMutual Select Large Cap Value Fund, Class I (a)	1,394,290	9,439,347
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	360,322	6,489,407
MassMutual Select Mid-Cap Value Fund, Class I (a)	700,221	8,780,774
MassMutual Select Overseas Fund, Class I (a)	3,733,696	28,189,402
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	453,397	5,304,741
MassMutual Select Small Cap Value Equity Fund, Class I (a)	546,074	8,218,420
MassMutual Select Small Company Value Fund, Class I (a)	335,506	3,415,448
MM MSCI EAFE International Index Fund, Class I (a)	2,262,703	25,930,575
MM Russell 2000 Small Cap Index Fund, Class I (a)	747,792	8,300,488
MM S&P Mid Cap Index Fund, Class I (a)	799,118	10,012,943
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,588,957	9,557,116
Oppenheimer Developing Markets Fund, Class I (a)	71,021	2,195,252
Oppenheimer Global Real Estate Fund, Class I (a)	901,564	10,178,663

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	91,022	$2,558,629

		266,585,790

Fixed Income Funds — 14.1%
Babson Global Floating Rate Fund, Class Y (a)	630,244	5,684,805
MassMutual Premier Core Bond Fund, Class I (a)	1,062,872	11,574,679
MassMutual Premier High Yield Fund, Class I (a)	848,729	7,129,323
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	521,062	5,455,517
MassMutual Premier Money Market Fund, Class R5 (a)	44,984	44,984
MassMutual Premier Short-Duration Bond Fund, Class I (a)	438,413	4,484,966
MassMutual Select Strategic Bond Fund, Class I (a)	208,318	2,124,843
MassMutual Select Total Return Bond Fund, Class I (a)	289,780	2,935,470
Oppenheimer International Bond Fund, Class I (a)	772,393	4,394,919

		43,829,506

TOTAL MUTUAL FUNDS (Cost $340,867,907)		310,415,296

TOTAL LONG-TERM INVESTMENTS (Cost $340,867,907)		310,415,296

TOTAL INVESTMENTS — 100.0% (Cost $340,867,907) (c)		310,415,296

Other Assets/(Liabilities) — (0.0)%		(140,889)

NET ASSETS — 100.0%		$310,274,407

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 88.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	407,036	$4,591,366
MassMutual Premier Disciplined Value Fund, Class I (a)	303,062	4,576,239
MassMutual Premier International Equity Fund, Class I (a)	323,039	3,779,560
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	367,103	3,608,622
MassMutual Select Blue Chip Growth Fund, Class I (a)	245,471	3,765,521
MassMutual Select Diversified International Fund, Class I (a)	409,210	2,533,008
MassMutual Select Diversified Value Fund, Class I (a)	257,714	3,623,456
MassMutual Select Focused Value Fund, Class I (a)	118,640	2,021,627
MassMutual Select Fundamental Growth Fund, Class I (a)	435,402	3,352,596
MassMutual Select Fundamental Value Fund, Class I (a)	278,352	3,234,445
MassMutual Select Growth Opportunities Fund, Class I (a)	226,648	2,264,216
MassMutual Select Large Cap Value Fund, Class I (a)	432,773	2,929,874
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	105,888	1,907,034
MassMutual Select Mid-Cap Value Fund, Class I (a)	205,204	2,573,259
MassMutual Select Overseas Fund, Class I (a)	1,084,279	8,186,304
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	137,249	1,605,810
MassMutual Select Small Cap Value Equity Fund, Class I (a)	164,221	2,471,527
MassMutual Select Small Company Value Fund, Class I (a)	101,081	1,029,005
MM MSCI EAFE International Index Fund, Class I (a)	657,089	7,530,236
MM Russell 2000 Small Cap Index Fund, Class I (a)	225,615	2,504,331
MM S&P Mid Cap Index Fund, Class I (a)	235,516	2,951,018
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,585,569	2,711,324
Oppenheimer Developing Markets Fund, Class I (a)	19,050	588,822
Oppenheimer Global Real Estate Fund, Class I (a)	251,441	2,838,771

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	25,231	$709,232

		77,887,203

Fixed Income Funds — 11.2%
Babson Global Floating Rate Fund, Class Y (a)	119,671	1,079,431
MassMutual Premier Core Bond Fund, Class I (a)	258,199	2,811,783
MassMutual Premier High Yield Fund, Class I (a)	190,129	1,597,083
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	103,501	1,083,660
MassMutual Premier Money Market Fund, Class R5 (a)	17,244	17,244
MassMutual Premier Short-Duration Bond Fund, Class I (a)	104,877	1,072,890
MassMutual Select Strategic Bond Fund, Class I (a)	44,697	455,914
MassMutual Select Total Return Bond Fund, Class I (a)	67,200	680,741
Oppenheimer International Bond Fund, Class I (a)	180,369	1,026,302

		9,825,048

TOTAL MUTUAL FUNDS (Cost $94,643,965)		87,712,251

TOTAL LONG-TERM INVESTMENTS (Cost $94,643,965)		87,712,251

TOTAL INVESTMENTS — 100.0% (Cost $94,643,965) (c)		87,712,251

Other Assets/(Liabilities) — (0.0)%		(11,645)

NET ASSETS — 100.0%		$87,700,606

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	651,207	$7,345,620
MassMutual Premier Disciplined Value Fund, Class I (a)	483,567	7,301,868
MassMutual Premier International Equity Fund, Class I (a)	518,846	6,070,504
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	583,357	5,734,400
MassMutual Select Blue Chip Growth Fund, Class I (a)	393,192	6,031,569
MassMutual Select Diversified International Fund, Class I (a)	656,523	4,063,880
MassMutual Select Diversified Value Fund, Class I (a)	412,866	5,804,903
MassMutual Select Focused Value Fund, Class I (a)	190,062	3,238,664
MassMutual Select Fundamental Growth Fund, Class I (a)	698,069	5,375,129
MassMutual Select Fundamental Value Fund, Class I (a)	448,067	5,206,533
MassMutual Select Growth Opportunities Fund, Class I (a)	362,771	3,624,084
MassMutual Select Large Cap Value Fund, Class I (a)	696,685	4,716,560
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	170,507	3,070,835
MassMutual Select Mid-Cap Value Fund, Class I (a)	329,753	4,135,100
MassMutual Select Overseas Fund, Class I (a)	1,739,646	13,134,330
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	217,115	2,540,249
MassMutual Select Small Cap Value Equity Fund, Class I (a)	260,459	3,919,908
MassMutual Select Small Company Value Fund, Class I (a)	160,153	1,630,356
MM MSCI EAFE International Index Fund, Class I (a)	1,054,253	12,081,737
MM Russell 2000 Small Cap Index Fund, Class I (a)	357,315	3,966,202
MM S&P Mid Cap Index Fund, Class I (a)	375,320	4,702,753
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,539,975	4,343,356
Oppenheimer Developing Markets Fund, Class I (a)	32,028	989,987
Oppenheimer Global Real Estate Fund, Class I (a)	408,787	4,615,209

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	41,009	$1,152,755

		124,796,491

Fixed Income Funds — 6.0%
Babson Global Floating Rate Fund, Class Y (a)	103,173	930,618
MassMutual Premier Core Bond Fund, Class I (a)	214,124	2,331,806
MassMutual Premier High Yield Fund, Class I (a)	156,787	1,317,010
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	85,650	896,755
MassMutual Premier Money Market Fund, Class R5 (a)	30,243	30,243
MassMutual Premier Short-Duration Bond Fund, Class I (a)	87,556	895,696
MassMutual Select Strategic Bond Fund, Class I (a)	15,773	160,889
MassMutual Select Total Return Bond Fund, Class I (a)	47,047	476,585
Oppenheimer International Bond Fund, Class I (a)	151,583	862,509

		7,902,111

TOTAL MUTUAL FUNDS (Cost $145,992,545)		132,698,602

TOTAL LONG-TERM INVESTMENTS (Cost $145,992,545)		132,698,602

TOTAL INVESTMENTS — 100.0% (Cost $145,992,545) (c)		132,698,602

Other Assets/(Liabilities) — (0.0)%		(12,435)

NET ASSETS — 100.0%		$132,686,167

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%
Equity Funds — 94.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	94,856	$1,069,979
MassMutual Premier Disciplined Value Fund, Class I (a)	70,452	1,063,830
MassMutual Premier International Equity Fund, Class I (a)	75,491	883,244
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	86,493	850,229
MassMutual Select Blue Chip Growth Fund, Class I (a)	57,230	877,913
MassMutual Select Diversified International Fund, Class I (a)	95,688	592,308
MassMutual Select Diversified Value Fund, Class I (a)	60,077	844,683
MassMutual Select Focused Value Fund, Class I (a)	27,714	472,253
MassMutual Select Fundamental Growth Fund, Class I (a)	101,526	781,750
MassMutual Select Fundamental Value Fund, Class I (a)	65,302	758,810
MassMutual Select Growth Opportunities Fund, Class I (a)	52,814	527,613
MassMutual Select Large Cap Value Fund, Class I (a)	101,535	687,390
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	24,943	449,223
MassMutual Select Mid-Cap Value Fund, Class I (a)	48,124	603,477
MassMutual Select Overseas Fund, Class I (a)	253,540	1,914,226
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	32,151	376,164
MassMutual Select Small Cap Value Equity Fund, Class I (a)	38,482	579,159
MassMutual Select Small Company Value Fund, Class I (a)	23,669	240,949
MM MSCI EAFE International Index Fund, Class I (a)	153,636	1,760,670
MM Russell 2000 Small Cap Index Fund, Class I (a)	52,848	586,607
MM S&P Mid Cap Index Fund, Class I (a)	55,225	691,965
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	371,775	635,735
Oppenheimer Developing Markets Fund, Class I (a)	4,200	129,823
Oppenheimer Global Real Estate Fund, Class I (a)	58,591	661,493

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	5,876	$165,178

		18,204,671

Fixed Income Funds — 5.8%
Babson Global Floating Rate Fund, Class Y (a)	13,979	126,087
MassMutual Premier Core Bond Fund, Class I (a)	30,631	333,573
MassMutual Premier High Yield Fund, Class I (a)	24,243	203,638
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	12,534	131,226
MassMutual Premier Money Market Fund, Class R5 (a)	4,716	4,716
MassMutual Premier Short-Duration Bond Fund, Class I (a)	12,827	131,224
MassMutual Select Strategic Bond Fund, Class I (a)	1,105	11,273
MassMutual Select Total Return Bond Fund, Class I (a)	6,136	62,162
Oppenheimer International Bond Fund, Class I (a)	21,763	123,832

		1,127,731

TOTAL MUTUAL FUNDS (Cost $20,621,287)		19,332,402

TOTAL LONG-TERM INVESTMENTS (Cost $20,621,287)		19,332,402

TOTAL INVESTMENTS — 99.8% (Cost $20,621,287) (c)		19,332,402

Other Assets/(Liabilities) — 0.2%		42,646

NET ASSETS — 100.0%		$19,375,048

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 98.9%
Equity Funds — 92.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	47,160	$531,959
MassMutual Premier Disciplined Value Fund, Class I (a)	35,019	528,786
MassMutual Premier International Equity Fund, Class I (a)	37,638	440,370
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	40,268	395,832
MassMutual Select Blue Chip Growth Fund, Class I (a)	28,464	436,645
MassMutual Select Diversified International Fund, Class I (a)	47,530	294,214
MassMutual Select Diversified Value Fund, Class I (a)	29,931	420,829
MassMutual Select Focused Value Fund, Class I (a)	13,742	234,156
MassMutual Select Fundamental Growth Fund, Class I (a)	50,563	389,334
MassMutual Select Fundamental Value Fund, Class I (a)	32,447	377,037
MassMutual Select Growth Opportunities Fund, Class I (a)	26,213	261,868
MassMutual Select Large Cap Value Fund, Class I (a)	50,448	341,535
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	12,261	220,817
MassMutual Select Mid-Cap Value Fund, Class I (a)	23,821	298,715
MassMutual Select Overseas Fund, Class I (a)	125,970	951,070
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	15,406	180,248
MassMutual Select Small Cap Value Equity Fund, Class I (a)	18,577	279,579
MassMutual Select Small Company Value Fund, Class I (a)	11,415	116,206
MM MSCI EAFE International Index Fund, Class I (a)	76,333	874,782
MM Russell 2000 Small Cap Index Fund, Class I (a)	25,422	282,188
MM S&P Mid Cap Index Fund, Class I (a)	26,884	336,857
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	182,936	312,821
Oppenheimer Developing Markets Fund, Class I (a)	2,828	87,427
Oppenheimer Global Real Estate Fund, Class I (a)	29,729	335,639

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	3,027	$85,084

		9,013,998

Fixed Income Funds — 6.1%
Babson Global Floating Rate Fund, Class Y (a)	8,065	72,747
MassMutual Premier Core Bond Fund, Class I (a)	15,762	171,649
MassMutual Premier High Yield Fund, Class I (a)	10,740	90,213
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	6,208	64,994
MassMutual Premier Money Market Fund, Class R5 (a)	1,776	1,776
MassMutual Premier Short-Duration Bond Fund, Class I (a)	6,349	64,953
MassMutual Select Strategic Bond Fund, Class I (a)	2,283	23,283
MassMutual Select Total Return Bond Fund, Class I (a)	4,049	41,017
Oppenheimer International Bond Fund, Class I (a)	11,147	63,429

		594,061

TOTAL MUTUAL FUNDS (Cost $10,429,825)		9,608,059

TOTAL LONG-TERM INVESTMENTS (Cost $10,429,825)		9,608,059

TOTAL INVESTMENTS — 98.9% (Cost $10,429,825) (c)		9,608,059

Other Assets/(Liabilities) — 1.1%		111,681

NET ASSETS — 100.0%		$9,719,740

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual RetireSMART Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — affiliated issuers (Note 2 & 7) (a)	$190,803,222	$319,190,990

Total investments	190,803,222	319,190,990

Cash	-	-
Receivables from:
Investments sold	216,017	2,331
Investment adviser (Note 3)	17,568	11,154
Fund shares sold	111,230	381,924
Prepaid expenses	57,591	57,590

Total assets	191,205,628	319,643,989

Liabilities:
Payables for:
Investments purchased	16,665	123,683
Fund shares repurchased	132,036	97,825
Trustees’ fees and expenses (Note 3)	25,322	49,945
Affiliates (Note 3):
Administration fees	31,836	47,464
Service fees	70,314	100,154
Shareholder service fees	21,212	33,565
Distribution fees	1,836	3,918
Due to custodian	177,624	161,109
Accrued expense and other liabilities	21,256	26,752

Total liabilities	498,101	644,415

Net assets	$190,707,527	$318,999,574

Net assets consist of:
Paid-in capital	$203,832,695	$343,815,331
Undistributed (accumulated) net investment income (loss)	-	-
Distributions in excess of net investment income	(739,863)	(1,245,676)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,662,601)	(2,293,313)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(8,722,704)	(21,276,768)

Net assets	$190,707,527	$318,999,574

(a) Cost of investments — affiliated issuers:	$199,525,926	$340,467,758

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$268,591,621	$95,917,582	$86,555,553	$86,125,750	$101,635,597	$540,456,334

268,591,621	95,917,582	86,555,553	86,125,750	101,635,597	540,456,334

-	-	6,388	-	-	43,498

181,370	142,622	77,061	375,623	148,826	12,023
12,423	14,402	16,319	17,846	14,967	6,506
162,858	136,894	25,398	26,087	576,028	1,547,993
57,590	57,092	64,594	64,314	66,182	67,232

269,005,862	96,268,592	86,745,313	86,609,620	102,441,600	542,133,586

35,269	2,494	6,388	7,409	9,389	237,232
160,393	100,350	102,042	304,701	625,903	1,377,560
39,025	10,703	26,817	25,928	4,246	94,643

41,498	19,510	19,099	19,121	22,065	79,257
76,216	32,614	23,512	24,160	43,022	131,171
29,388	10,416	7,050	6,198	4,291	34,403
3,249	1,641	7,098	6,376	18,952	46,798
147,211	176,364	-	91,329	89,085	-
24,544	17,808	17,165	17,670	16,167	30,003

556,793	371,900	209,171	502,892	833,120	2,031,067

$268,449,069	$95,896,692	$86,536,142	$86,106,728	$101,608,480	$540,102,519

$291,750,538	$106,122,279	$106,515,124	$108,138,544	$107,860,016	$585,210,810
-	-	1,472,622	1,558,884	-	-
(894,083)	(367,990)	-	-	(359,085)	(1,838,628)
1,003,750	1,016,006	(17,337,545)	(18,940,420)	(1,316,307)	(1,383,278)
(23,411,136)	(10,873,603)	(4,114,059)	(4,650,280)	(4,576,144)	(41,886,385)

$268,449,069	$95,896,692	$86,536,142	$86,106,728	$101,608,480	$540,102,519

$292,002,757	$106,791,185	$90,669,612	$90,776,030	$106,211,741	$582,342,719

25

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class I shares:
Net assets	$98,309	$95,046

Shares outstanding (a)	10,558	10,496

Net asset value, offering price and redemption price per share	$9.31	$9.06

Class R5 shares:
Net assets	$10,606,181	$34,552,233

Shares outstanding (a)	1,140,359	3,816,853

Net asset value, offering price and redemption price per share	$9.30	$9.05

Service Class shares:
Net assets	$7,469,589	$10,546,707

Shares outstanding (a)	803,332	1,161,317

Net asset value, offering price and redemption price per share	$9.30	$9.08

Administrative Class shares:
Net assets	$55,680,065	$108,634,138

Shares outstanding (a)	5,983,371	11,968,341

Net asset value, offering price and redemption price per share	$9.31	$9.08

Class A shares:
Net assets	$110,102,460	$155,437,268

Shares outstanding (a)	11,828,661	17,093,877

Net asset value and redemption price per share	$9.31	$9.09

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$9.88	$9.64

Class R4 shares:
Net assets	$3,101,837	$3,282,874

Shares outstanding (a)	335,064	362,791

Net asset value, offering price and redemption price per share	$9.26	$9.05

Class R3 shares:
Net assets	$3,649,086	$6,451,308

Shares outstanding (a)	394,930	714,278

Net asset value, offering price and redemption price per share	$9.24	$9.03

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$92,077	$90,230	$588,724	$545,838	$3,808,512	$8,735,075

10,230	9,514	55,222	48,616	348,460	766,026

$9.00	$9.48	$10.66	$11.23	$10.93	$11.40

$17,704,140	$6,676,266	$3,571,942	$2,794,238	$1,402,059	$19,850,782

1,966,859	703,377	334,713	247,023	128,337	1,741,642

$9.00	$9.49	$10.67	$11.31	$10.92	$11.40

$11,772,691	$879,586	$14,931,518	$25,888,122	$11,381,989	$155,928,567

1,307,186	92,578	1,397,290	2,283,549	1,040,817	13,645,604

$9.01	$9.50	$10.69	$11.34	$10.94	$11.43

$111,171,277	$33,039,906	$28,837,538	$17,132,443	$13,473,813	$130,385,087

12,332,167	3,480,701	2,699,381	1,515,132	1,235,981	11,432,139

$9.01	$9.49	$10.68	$11.31	$10.90	$11.41

$119,562,176	$50,185,078	$21,049,393	$22,883,206	$16,375,619	$91,996,037

13,232,846	5,293,908	1,983,103	2,038,346	1,511,746	8,110,639

$9.04	$9.48	$10.61	$11.23	$10.83	$11.34

$9.59	$10.06	$11.26	$11.92	$11.49	$12.03

$2,443,006	$2,131,490	$6,011,778	$5,943,969	$22,474,588	$49,863,513

272,043	226,024	570,377	533,184	2,083,496	4,446,818

$8.98	$9.43	$10.54	$11.15	$10.79	$11.21

$5,703,702	$2,894,136	$11,545,249	$10,918,912	$32,691,900	$83,343,458

635,972	307,422	1,102,237	989,457	3,034,261	7,536,845

$8.97	$9.41	$10.47	$11.04	$10.77	$11.06

27

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Assets:
Investments, at value — affiliated issuers (Note 2 & 7) (a)	$213,579,415	$540,171,533

Total investments	213,579,415	540,171,533

Cash	-	79,036
Receivables from:
Investments sold	1,656	1,072,132
Investment adviser (Note 3)	19,132	6,230
Fund shares sold	484,954	224,636
Prepaid expenses	66,683	66,246

Total assets	214,151,840	541,619,813

Liabilities:
Payables for:
Investments purchased	346,950	79,036
Fund shares repurchased	62,563	1,305,021
Trustees’ fees and expenses (Note 3)	7,386	79,961
Affiliates (Note 3):
Administration fees	37,767	80,241
Service fees	82,715	131,451
Shareholder service fees	9,433	32,795
Distribution fees	36,404	52,425
Due to custodian	69,963	-
Accrued expense and other liabilities	17,783	29,592

Total liabilities	670,964	1,790,522

Net assets	$213,480,876	$539,829,291

Net assets consist of:
Paid-in capital	$228,058,779	$590,575,248
Distributions in excess of net investment income	(601,082)	(1,567,890)
Accumulated net realized gain (loss) on investments and foreign currency transactions	115,763	2,336,882
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(14,092,584)	(51,514,949)

Net assets	$213,480,876	$539,829,291

(a) Cost of investments — affiliated issuers:	$227,671,999	$591,686,482

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$156,557,916	$310,415,296	$87,712,251	$132,698,602	$19,332,402	$9,608,059

156,557,916	310,415,296	87,712,251	132,698,602	19,332,402	9,608,059

-	-	-	-	-	352

21,743	657,366	1,226,982	1,971	381,737	44
13,991	12,152	18,405	18,781	19,443	37,447
234,667	429,185	139,216	250,933	34,086	-
66,183	66,297	65,725	64,847	61,241	80,078

156,894,500	311,580,296	89,162,579	133,035,134	19,828,909	9,725,980

18,031	27,500	5,221	102,204	610	352
162,563	981,311	236,074	53,704	5,038	-
5,518	48,721	3,016	11,099	422	96

29,573	48,890	20,053	25,078	10,131	5,503
61,473	69,252	35,203	31,877	8,009	172
7,080	20,725	3,850	7,401	741	28
25,579	22,309	15,542	12,369	4,221	57
79,025	63,330	1,127,278	87,412	410,094	-
16,853	23,851	15,736	17,823	14,595	32

405,695	1,305,889	1,461,973	348,967	453,861	6,240

$156,488,805	$310,274,407	$87,700,606	$132,686,167	$19,375,048	$9,719,740

$167,534,857	$340,891,974	$93,605,589	$144,866,858	$20,412,539	$10,148,782
(461,693)	(1,000,349)	(267,032)	(412,937)	(58,154)	(22,738)
1,828,103	835,393	1,293,763	1,526,188	309,548	415,462
(12,412,462)	(30,452,611)	(6,931,714)	(13,293,942)	(1,288,885)	(821,766)

$156,488,805	$310,274,407	$87,700,606	$132,686,167	$19,375,048	$9,719,740

$168,970,378	$340,867,907	$94,643,965	$145,992,545	$20,621,287	$10,429,825

29

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Class I shares:
Net assets	$7,696,378	$6,381,592

Shares outstanding (a)	674,915	567,225

Net asset value, offering price and redemption price per share	$11.40	$11.25

Class R5 shares:
Net assets	$3,491,374	$22,658,173

Shares outstanding (a)	306,489	2,017,408

Net asset value, offering price and redemption price per share	$11.39	$11.23

Service Class shares:
Net assets	$25,059,475	$158,509,481

Shares outstanding (a)	2,197,188	14,086,579

Net asset value, offering price and redemption price per share	$11.41	$11.25

Administrative Class shares:
Net assets	$32,739,261	$125,131,487

Shares outstanding (a)	2,875,762	11,130,002

Net asset value, offering price and redemption price per share	$11.38	$11.24

Class A shares:
Net assets	$34,437,841	$85,046,536

Shares outstanding (a)	3,048,549	7,610,260

Net asset value and redemption price per share	$11.30	$11.18

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$11.99	$11.86

Class R4 shares:
Net assets	$44,831,815	$50,453,239

Shares outstanding (a)	3,980,513	4,538,458

Net asset value, offering price and redemption price per share	$11.26	$11.12

Class R3 shares:
Net assets	$65,224,732	$91,648,783

Shares outstanding (a)	5,801,862	8,343,883

Net asset value, offering price and redemption price per share	$11.24	$10.98

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$4,772,962	$2,547,038	$1,497,379	$1,263,521	$529,850	$9,137,296

413,430	231,989	129,087	157,598	54,683	954,607

$11.54	$10.98	$11.60	$8.02	$9.69	$9.57

$2,793,091	$10,772,252	$1,556,599	$7,396,801	$436,661	$97,171

242,147	981,183	134,298	923,016	45,042	10,154

$11.53	$10.98	$11.59	$8.01	$9.69	$9.57

$17,771,842	$89,456,239	$9,240,213	$36,449,083	$2,107,418	$97,137

1,525,094	8,137,565	796,680	4,545,735	216,929	10,153

$11.65	$10.99	$11.60	$8.02	$9.71	$9.57

$22,801,614	$85,453,481	$11,435,783	$29,569,635	$1,616,818	$97,102

1,961,527	7,793,437	987,815	3,688,860	166,957	10,152

$11.62	$10.96	$11.58	$8.02	$9.68	$9.56

$28,275,007	$51,079,548	$15,995,070	$18,268,798	$3,421,510	$97,017

2,451,139	4,688,416	1,392,231	2,293,424	353,863	10,149

$11.54	$10.89	$11.49	$7.97	$9.67	$9.56

$12.24	$11.55	$12.19	$8.46	$10.26	$10.14

$33,772,916	$30,162,413	$18,671,146	$16,913,385	$3,227,944	$97,051

2,935,978	2,784,477	1,631,138	2,130,140	334,369	10,150

$11.50	$10.83	$11.45	$7.94	$9.65	$9.56

$46,301,373	$40,803,436	$29,304,416	$22,824,944	$8,034,847	$96,966

4,032,391	3,815,280	2,563,405	2,890,703	834,401	10,148

$11.48	$10.69	$11.43	$7.90	$9.63	$9.56

31

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$4,337,965	$6,417,603

Total investment income	4,337,965	6,417,603

Expenses (Note 3):
Custody fees	18,196	18,392
Audit fees	14,802	14,854
Legal fees	526	993
Accounting & Administration fees	35,884	36,423
Proxy fees	518	518
Shareholder reporting fees	6,227	8,332
Trustees’ fees	5,985	10,795
Registration and filing fees	46,936	46,945
Transfer agent fees	1,501	1,501

	130,575	138,753
Administration fees:
Class R5	4,711	15,656
Service Class	9,841	13,420
Administrative Class	44,412	88,339
Class A	82,764	119,351
Class R4	2,645	2,414
Class R3	2,375	6,168
Distribution fees:
Class R3	2,969	7,710
Service fees:
Class A	137,940	198,919
Class R4	3,306	3,017
Class R3	2,969	7,710
Shareholder service fees:
Service Class	3,280	4,473
Administrative Class	44,412	88,339
Class A	82,764	119,351

Total expenses	554,963	813,620
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(73)	(79)
Class R5 fees reimbursed by adviser	(5,298)	(6,730)
Service Class fees reimbursed by adviser	(7,366)	(3,810)
Administrative Class fees reimbursed by adviser	(33,264)	(25,155)
Class A fees reimbursed by adviser	(62,025)	(34,108)
Class R4 fees reimbursed by adviser	(1,488)	(526)
Class R3 fees reimbursed by adviser	(1,335)	(1,329)

Net expenses	444,114	741,883

Net investment income (loss)	3,893,851	5,675,720

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	(3,844,249)	(6,070,985)
Realized gain distributions — affiliated issuers (Note 7)	3,760,422	11,041,953

Net realized gain (loss)	(83,827)	4,970,968

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	(71,603)	(2,164,723)

Net change in unrealized appreciation (depreciation)	(71,603)	(2,164,723)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(155,430)	2,806,245

Net increase (decrease) in net assets resulting from operations	$3,738,421	$8,481,965

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$4,444,059	$1,302,542	$1,706,147	$1,782,750	$1,920,458	$9,320,067

4,444,059	1,302,542	1,706,147	1,782,750	1,920,458	9,320,067

18,444	18,280	18,125	18,084	18,231	18,850
14,833	14,771	14,766	14,768	14,764	14,905
809	275	217	254	355	1,546
36,202	35,564	35,442	35,470	35,387	36,869
518	518	518	518	518	518
7,508	4,935	4,604	4,754	4,606	10,557
8,961	3,114	2,533	2,753	2,527	15,914
46,945	46,716	48,777	49,311	44,887	50,319
1,501	1,501	1,501	1,500	1,501	1,501

135,721	125,674	126,483	127,412	122,776	150,979

7,919	2,675	1,006	1,221	785	6,579
11,968	1,705	13,212	21,810	8,410	123,439
89,072	26,659	22,355	13,788	10,190	98,381
90,543	37,321	15,228	17,309	12,959	70,116
2,090	2,450	5,907	5,656	21,764	44,247
4,876	2,228	10,501	10,052	28,295	71,691

6,095	2,785	13,126	12,565	35,368	89,613

150,905	62,202	25,380	28,849	21,598	116,859
2,612	3,062	7,384	7,071	27,205	55,309
6,095	2,785	13,126	12,565	35,368	89,613

3,989	568	4,404	7,270	2,803	41,146
89,073	26,659	22,355	13,788	10,190	98,381
90,543	37,321	15,228	17,309	12,959	70,116

691,501	334,094	295,695	296,665	350,670	1,126,469

(58)	(248)	(702)	(661)	(3,655)	(753)
(4,549)	(5,001)	(2,314)	(3,002)	(1,506)	(1,250)
(4,585)	(2,119)	(20,418)	(35,692)	(10,766)	(13,987)
(34,086)	(33,184)	(34,515)	(22,572)	(13,039)	(11,311)
(34,736)	(46,491)	(23,510)	(28,338)	(16,592)	(8,048)
(605)	(2,286)	(6,840)	(6,947)	(20,859)	(3,902)
(1,412)	(2,088)	(12,157)	(12,354)	(27,105)	(6,318)

611,470	242,677	195,239	187,099	257,148	1,080,900

3,832,589	1,059,865	1,510,908	1,595,651	1,663,310	8,239,167

(5,347,654)	(1,890,484)	(1,523,572)	(2,043,960)	(2,397,198)	(8,186,209)
12,320,414	5,215,761	1,756,846	2,234,004	2,678,459	18,586,254

6,972,760	3,325,277	233,274	190,044	281,261	10,400,045

(2,879,245)	(1,189,940)	167,445	127,576	57,937	(4,983,675)

(2,879,245)	(1,189,940)	167,445	127,576	57,937	(4,983,675)

4,093,515	2,135,337	400,719	317,620	339,198	5,416,370

$7,926,104	$3,195,202	$1,911,627	$1,913,271	$2,002,508	$13,655,537

33

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$3,187,443	$8,400,288

Total investment income	3,187,443	8,400,288

Expenses (Note 3):
Custody fees	18,256	19,347
Audit fees	14,789	14,903
Legal fees	671	1,652
Accounting & Administration fees	35,641	36,836
Proxy fees	518	518
Shareholder reporting fees	5,630	10,226
Trustees’ fees	4,995	15,646
Registration and filing fees	45,693	50,012
Transfer agent fees	1,500	1,501

	127,693	150,641
Administration fees:
Class R5	2,111	6,909
Service Class	17,254	127,152
Administrative Class	24,014	93,218
Class A	24,686	62,163
Class R4	39,768	42,511
Class R3	53,641	81,847
Distribution fees:
Class R3	67,051	102,309
Service fees:
Class A	41,143	103,605
Class R4	49,710	53,138
Class R3	67,051	102,309
Shareholder service fees:
Service Class	5,751	42,384
Administrative Class	24,014	93,218
Class A	24,686	62,163

Total expenses	568,573	1,123,567
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(4,516)	(553)
Class R5 fees reimbursed by adviser	(2,584)	(1,380)
Service Class fees reimbursed by adviser	(14,067)	(14,846)
Administrative Class fees reimbursed by adviser	(19,641)	(11,013)
Class A fees reimbursed by adviser	(20,143)	(7,366)
Class R4 fees reimbursed by adviser	(24,295)	(3,880)
Class R3 fees reimbursed by adviser	(32,800)	(7,386)

Net expenses	450,527	1,077,143

Net investment income (loss)	2,736,916	7,323,145

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	(4,835,440)	(9,164,817)
Realized gain distributions — affiliated issuers (Note 7)	7,471,096	22,081,425

Net realized gain (loss)	2,635,656	12,916,608

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	(313,018)	(5,829,370)

Net change in unrealized appreciation (depreciation)	(313,018)	(5,829,370)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,322,638	7,087,238

Net increase (decrease) in net assets resulting from operations	$5,059,554	$14,410,383

+	Fund commenced operations on November 23, 2015.

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund+

$2,115,778	$4,535,249	$1,080,152	$1,611,064	$210,103	$126,807

2,115,778	4,535,249	1,080,152	1,611,064	210,103	126,807

18,161	18,816	18,139	18,482	18,062	9,617
14,775	14,836	14,757	14,775	14,741	12,218
488	900	268	380	39	23
35,506	36,167	35,335	35,551	35,257	23,507
518	518	518	518	518	497
5,055	7,499	4,349	5,020	3,712	17,288
3,691	9,302	1,999	3,548	341	170
45,217	49,815	44,852	48,329	44,876	27,885
1,500	1,501	1,501	1,501	1,501	1,106

124,911	139,354	121,718	128,104	119,047	92,311

1,738	3,111	851	1,859	198	33
12,020	73,622	7,076	28,300	1,310	50
15,751	63,848	7,325	21,146	1,148	50
19,888	36,740	11,134	12,819	2,441	50
29,797	26,393	15,833	13,882	2,541	66
38,499	33,461	23,051	18,406	5,860	66

48,124	41,826	28,814	23,007	7,325	83

33,147	61,234	18,557	21,366	4,068	83
37,245	32,991	19,790	17,353	3,176	83
48,124	41,826	28,814	23,007	7,325	83

4,007	24,541	2,359	9,433	437	16
15,751	63,848	7,325	21,146	1,148	50
19,888	36,740	11,134	12,819	2,440	50

448,890	679,535	303,781	352,647	158,464	93,074

(2,962)	(660)	(2,168)	(1,130)	(3,722)	(86,777)
(2,237)	(1,626)	(2,565)	(3,545)	(2,984)	(923)
(10,320)	(25,863)	(14,191)	(36,509)	(13,142)	(923)
(13,556)	(22,412)	(14,634)	(27,251)	(11,516)	(921)
(17,082)	(12,884)	(22,334)	(16,509)	(24,487)	(922)
(19,103)	(6,940)	(23,734)	(13,398)	(19,118)	(923)
(24,675)	(8,798)	(34,486)	(17,741)	(44,077)	(922)

358,955	600,352	189,669	236,564	39,418	763

1,756,823	3,934,897	890,483	1,374,500	170,685	126,044

(2,721,819)	(6,609,232)	(1,561,021)	(2,134,331)	(340,199)	(67,034)
6,259,324	14,278,768	3,699,980	6,163,705	800,413	482,496

3,537,505	7,669,536	2,138,959	4,029,374	460,214	415,462

(1,521,180)	(2,836,923)	(612,531)	(1,591,588)	(155,248)	(821,766)

(1,521,180)	(2,836,923)	(612,531)	(1,591,588)	(155,248)	(821,766)

2,016,325	4,832,613	1,526,428	2,437,786	304,966	(406,304)

$3,773,148	$8,767,510	$2,416,911	$3,812,286	$475,651	$(280,260)

35

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,893,851	$(297,130)	$4,365,036
Net realized gain (loss) on investment transactions	(83,827)	(572,364)	10,211,221
Net change in unrealized appreciation (depreciation) on investments	(71,603)	(4,062,997)	(6,588,374)

Net increase (decrease) in net assets resulting from operations	3,738,421	(4,932,491)	7,987,883

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(4,184)	-	(5,781)
Class R5	(246,745)	-	(106,126)
Service Class	(354,563)	-	(577,477)
Administrative Class	(1,505,377)	-	(1,625,210)
Class A	(2,359,020)	-	(2,965,531)
Class R4*	(82,585)	-	(2,577)
Class R3*	(50,555)	-	(2,384)

Total distributions from net investment income	(4,603,029)	-	(5,285,086)

From net realized gains:
Class I*	(452)	(2,450)	(7,429)
Class R5	(27,235)	(58,573)	(161,105)
Service Class	(42,369)	(267,771)	(864,969)
Administrative Class	(184,040)	(920,419)	(2,659,331)
Class A	(326,577)	(1,662,941)	(5,519,000)
Class R4*	(9,298)	(10,202)	(4,325)
Class R3*	(6,076)	(15,856)	(4,321)

Total distributions from net realized gains	(596,047)	(2,938,212)	(9,220,480)

Net fund share transactions (Note 5):
Class I*	(69,974)	(27,709)	215,473
Class R5	6,570,098	386,303	971,623
Service Class	(11,486,049)	(1,749,146)	9,595,181
Administrative Class	(5,942,262)	2,319,249	2,432,237
Class A	(3,057,729)	(7,238,800)	(2,875,411)
Class R4*	1,660,984	1,427,951	107,002
Class R3*	2,313,864	1,256,454	106,705

Increase (decrease) in net assets from fund share transactions	(10,011,068)	(3,625,698)	10,552,810

Total increase (decrease) in net assets	(11,471,723)	(11,496,401)	4,035,127
Net assets
Beginning of period	202,179,250	213,675,651	209,640,524

End of period	$190,707,527	$202,179,250	$213,675,651

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$(30,685)	$-

Distributions in excess of net investment income included in net assets at end of period	$(739,863)	$-	$(617)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART Moderate Fund			MassMutual RetireSMART Moderate Growth Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$5,675,720	$(293,972)	$7,537,415	$3,832,589	$29,513	$5,386,892
4,970,968	1,602,514	41,158,512	6,972,760	3,441,262	46,078,664
(2,164,723)	(16,730,125)	(32,833,992)	(2,879,245)	(21,173,438)	(40,495,971)

8,481,965	(15,421,583)	15,861,935	7,926,104	(17,702,663)	10,969,585

(14,322)	-	(20,479)	(6,252)	-	(8,710)
(750,627)	-	(662,843)	(343,553)	-	(263,126)
(384,625)	-	(1,311,867)	(299,539)	-	(741,792)
(2,639,382)	-	(3,598,318)	(2,217,395)	-	(3,385,517)
(2,893,630)	-	(4,591,017)	(1,737,925)	-	(3,480,392)
(46,908)	-	(2,547)	(40,960)	-	(2,455)
(130,631)	-	(2,352)	(82,660)	-	(2,261)

(6,860,125)	-	(10,189,423)	(4,728,284)	-	(7,884,253)

(6,983)	(19,085)	(49,649)	(5,878)	(12,265)	(32,178)
(378,683)	(633,533)	(2,057,321)	(334,033)	(364,060)	(1,197,944)
(222,294)	(1,056,939)	(4,528,612)	(327,426)	(973,066)	(3,600,715)
(1,490,047)	(3,960,072)	(12,593,588)	(2,475,840)	(5,303,227)	(16,883,776)
(1,908,018)	(5,087,070)	(18,110,223)	(2,373,086)	(5,217,965)	(20,273,277)
(25,109)	(41,202)	(9,043)	(41,746)	(53,191)	(12,596)
(71,605)	(80,871)	(9,037)	(91,341)	(128,582)	(12,587)

(4,102,739)	(10,878,772)	(37,357,473)	(5,649,350)	(12,052,356)	(42,013,073)

(532,356)	(38,402)	801,339	(200,114)	12,005	360,535
13,822,483	(1,372,435)	8,561,105	9,307,263	(368,671)	6,457,124
(25,824,131)	(10,563,962)	21,784,241	(13,753,640)	(907,222)	14,524,346
(19,202,085)	45,767	(1,577,332)	(14,595,312)	5,165,642	19,998,297
(8,763,325)	(22,475,842)	(1,211,211)	(4,401,218)	(19,812,669)	(8,032,034)
1,573,501	1,718,684	111,691	978,676	1,545,547	115,152
1,395,994	5,300,086	111,589	1,986,137	4,064,704	114,948

(37,529,919)	(27,386,104)	28,581,422	(20,678,208)	(10,300,664)	33,538,368

(40,010,818)	(53,686,459)	(3,103,539)	(23,129,738)	(40,055,683)	(5,389,373)

359,010,392	412,696,851	415,800,390	291,578,807	331,634,490	337,023,863

$318,999,574	$359,010,392	$412,696,851	$268,449,069	$291,578,807	$331,634,490

$-	$(61,271)	$11,774	$-	$1,612	$46,512

$(1,245,676)	$-	$-	$(894,083)	$-	$-

37

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Growth Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,059,865	$(70,209)	$1,480,778
Net realized gain (loss) on investment transactions	3,325,277	1,909,014	16,131,895
Net change in unrealized appreciation (depreciation) on investments	(1,189,940)	(9,088,482)	(14,001,197)

Net increase (decrease) in net assets resulting from operations	3,195,202	(7,249,677)	3,611,476

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(7,928)	-	(7,476)
Class R5	(97,383)	-	(129,949)
Service Class	(37,038)	-	(133,738)
Administrative Class	(563,752)	-	(879,198)
Class L	-	-	-
Class A	(630,458)	-	(1,174,417)
Class R4*	(49,392)	-	(2,158)
Class R3	(29,372)	-	(1,964)*

Total distributions from net investment income	(1,415,323)	-	(2,328,900)

From net realized gains:
Class I*	(12,455)	(11,624)	(30,649)
Class R5	(161,101)	(172,854)	(696,100)
Service Class	(72,782)	(237,486)	(716,306)
Administrative Class	(1,085,361)	(2,002,303)	(4,969,620)
Class A	(1,475,606)	(2,477,496)	(7,513,295)
Class R4*	(86,266)	(106,251)	(12,537)
Class R3	(54,956)	(65,600)	(12,529)*

Total distributions from net realized gains	(2,948,527)	(5,073,614)	(13,951,036)

Net fund share transactions (Note 5):
Class I*	(292,645)	123,170	348,381
Class R5	3,231,487	(1,582,856)	1,986,478
Service Class	(3,491,123)	(1,009,850)	3,102,085
Administrative Class	(5,822,390)	4,085,730	9,349,154
Class L	-	-	-
Class A	640,006	(4,225,479)	5,824,208
Class R4*	92,590	2,375,984	114,797
Class R3	1,325,129	1,600,641	114,693 *

Increase (decrease) in net assets from fund share transactions	(4,316,946)	1,367,340	20,839,796

Total increase (decrease) in net assets	(5,485,594)	(10,955,951)	8,171,336
Net assets
Beginning of period	101,382,286	112,338,237	104,166,901

End of period	$95,896,692	$101,382,286	$112,338,237

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$(12,532)	$523

Distributions in excess of net investment income included in net assets at end of period	$(367,990)	$-	$-

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART In Retirement Fund				MassMutual RetireSMART 2010 Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014		Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$1,510,908	$(99,754)	$1,715,159		$1,595,651	$(76,752)	$1,924,922
233,274	(419,684)	5,010,817		190,044	(345,587)	8,642,570
167,445	(1,858,959)	(3,732,101)		127,576	(2,237,494)	(6,322,365)

1,911,627	(2,378,397)	2,993,875		1,913,271	(2,659,833)	4,245,127

-	(18,091)	(117,788)		-	(22,681)	(320,644)
-	(20,063)	(2,570	)*	-	(56,263)	(3,036	)*
-	(501,647)	(497,033)		-	(802,865)	(913,758)
-	(765,142)	(845,297)		-	(528,443)	(616,051)
-	-	-	***	-	-	-	***
-	(458,259)	(418,614)		-	(648,843)	(587,758)
-	(106,699)	(37,529)		-	(64,810)	(59,476)
-	(167,521)	(74,994)		-	(256,710)	(208,865)

-	(2,037,422)	(1,993,825)		-	(2,380,615)	(2,709,588)

-	-	-		-	-	-
-	-	-		-	-	-
-	-	-		-	-	-
-	-	-		-	-	-
-	-	-		-	-	-
-	-	-		-	-	-
-	-	-		-	-	-

-	-	-		-	-	-

(23,624)	(3,992,697)	4,751,162		(77,859)	(10,809,753)	11,700,658
2,728,226	(160,211)	953,538	*	876,722	410,630	1,565,758	*
(5,308,416)	(1,140,026)	(4,960,780)		(3,214,212)	(1,322,562)	(32,964,754)
(2,238,387)	(1,666,666)	16,113,112		(1,680,757)	(4,444,497)	12,989,063
-	-	(19,982,035	)***	-	-	(10,487,566	)***
349,514	612,614	(257,611)		(1,942,676)	3,941,889	(991,646)
1,585,980	2,844,000	1,795,829		3,165,885	937,932	1,984,492
3,021,382	3,622,429	5,076,219		1,720,719	1,608,396	7,151,902

114,675	119,443	3,489,434		(1,152,178)	(9,677,965)	(9,052,093)

2,026,302	(4,296,376)	4,489,484		761,093	(14,718,413)	(7,516,554)

84,509,840	88,806,216	84,316,732		85,345,635	100,064,048	107,580,602

$86,536,142	$84,509,840	$88,806,216		$86,106,728	$85,345,635	$100,064,048

$1,472,622	$(38,286)	$2,067,351		$1,558,884	$(36,767)	$2,417,274

$-	$-	$-		$-	$-	$-

39

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2015 Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,663,310	$(95,403)	$1,085,830
Net realized gain (loss) on investment transactions	281,261	(780,136)	2,254,302
Net change in unrealized appreciation (depreciation) on investments	57,937	(2,286,885)	(2,480,490)

Net increase (decrease) in net assets resulting from operations	2,002,508	(3,162,424)	859,642

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(88,437)	-	(162,562)
Class R5*	(34,600)	-	(33,358)
Service Class	(259,056)	-	(207,145)
Administrative Class	(288,377)	-	(278,088)
Class L***	-	-	-
Class A	(297,450)	-	(225,888)
Class R4*	(506,944)	-	(263,006)
Class R3	(543,522)	-	(247,325)*

Total distributions from net investment income	(2,018,386)	-	(1,417,372)

From net realized gains:
Class I*	(16,511)	(64,252)	(131,614)
Class R5*	(6,766)	(26,151)	(17,358)
Service Class	(52,262)	(159,611)	(208,058)
Administrative Class	(59,853)	(140,813)	(255,567)
Class L***	-	-	-
Class A	(76,465)	(342,266)	(235,778)
Class R4*	(107,501)	(226,876)	(260,433)
Class R3	(125,962)	(339,749)	(250,601)*

Total distributions from net realized gains	(445,320)	(1,299,718)	(1,359,409)

Net fund share transactions (Note 5):
Class I*	(68,233)	(2,025,649)	6,402,167
Class R5*	(183,627)	498,885	1,235,259
Service Class	1,684,326	1,857,396	(2,242,791)
Administrative Class	3,080,256	(204,832)	11,246,090
Class L***	-	-	(3,534,346)
Class A	(2,450,207)	9,790,903	4,391,600
Class R4*	8,582,573	3,757,765	11,745,598
Class R3	11,503,643	10,863,431	12,156,710 *

Increase (decrease) in net assets from fund share transactions	22,148,731	24,537,899	41,400,287

Total increase (decrease) in net assets	21,687,533	20,075,757	39,483,148
Net assets
Beginning of period	79,920,947	59,845,190	20,362,042

End of period	$101,608,480	$79,920,947	$59,845,190

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$(4,009)	$4,565

Distributions in excess of net investment income included in net assets at end of period	$(359,085)	$-	$-

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2020 Fund			MassMutual RetireSMART 2025 Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$8,239,167	$(95,741)	$9,480,980	$2,736,916	$44,378	$1,831,779
10,400,045	3,787,807	57,944,604	2,635,656	(940,044)	5,117,085
(4,983,675)	(27,180,775)	(49,347,063)	(313,018)	(8,209,566)	(6,151,367)

13,655,537	(23,488,709)	18,078,521	5,059,554	(9,105,232)	797,497

(192,463)	(238,640)	(923,254)	(153,250)	-	(374,741)
(168,417)	(220,162)	(2,533)	(83,863)	-	(119,272)
(3,363,800)	(4,361,683)	(4,217,250)	(421,708)	-	(245,928)
(2,507,982)	(3,383,595)	(3,197,654)	(581,026)	-	(629,140)
-	-	-	-	-	-
(1,528,338)	(2,257,123)	(1,961,413)	(486,142)	-	(382,284)
(942,181)	(756,557)	(353,136)	(785,828)	-	(368,593)
(1,245,035)	(1,553,156)	(1,024,492)	(874,148)	-	(436,673)*

(9,948,216)	(12,770,916)	(11,679,732)	(3,385,965)	-	(2,556,631)

(128,609)	-	-	(48,936)	(133,615)	(332,873)
(117,161)	-	-	(28,134)	(79,637)	(69,378)
(2,495,422)	-	-	(146,857)	(382,732)	(224,103)
(1,956,670)	-	-	(214,292)	(538,705)	(629,674)
-	-	-	-	-	-
(1,400,874)	-	-	(215,240)	(667,376)	(386,670)
(718,058)	-	-	(286,100)	(383,137)	(341,266)
(1,109,098)	-	-	(357,371)	(783,374)	(428,587)*

(7,925,892)	-	-	(1,296,930)	(2,968,576)	(2,412,551)

203,897	(37,556,746)	47,460,119	460,360	(6,605,288)	14,950,622
11,615,642	3,993,232	4,675,140	(684,428)	115,692	4,592,788
(11,095,696)	(8,853,148)	(47,990,477)	4,617,434	11,621,044	(1,370,191)
(226,751)	(1,412,930)	98,051,234	2,683,219	5,620,852	26,619,717
-	-	(89,483,969)	-	-	(7,277,306)
(2,903,110)	14,788,536	(5,927,912)	719,215	19,107,578	10,380,395
22,618,697	12,955,381	18,004,634	24,099,484	6,414,329	17,294,014
22,838,632	16,582,960	47,258,238	22,963,477	26,461,617	19,970,607 *

43,051,311	497,285	72,047,007	54,858,761	62,735,824	85,160,646

38,832,740	(35,762,340)	78,445,796	55,235,420	50,662,016	80,988,961

501,269,779	537,032,119	458,586,323	158,245,456	107,583,440	26,594,479

$540,102,519	$501,269,779	$537,032,119	$213,480,876	$158,245,456	$107,583,440

$-	$(129,579)	$12,933,714	$-	$47,967	$17,087

$(1,838,628)	$-	$-	$(601,082)	$-	$-

41

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2030 Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,323,145	$327,889	$8,947,459
Net realized gain (loss) on investment transactions	12,916,608	8,090,065	62,162,574
Net change in unrealized appreciation (depreciation) on investments	(5,829,370)	(35,999,791)	(55,964,303)

Net increase (decrease) in net assets resulting from operations	14,410,383	(27,581,837)	15,145,730

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(130,057)	-	(2,175,304)
Class R5*	(142,864)	-	(116,978)
Service Class	(3,307,406)	-	(7,601,321)
Administrative Class	(2,228,854)	-	(5,220,216)
Class L***	-	-	-
Class A	(1,261,811)	-	(3,028,054)
Class R4*	(783,935)	-	(712,810)
Class R3	(1,282,800)	-	(2,223,599)

Total distributions from net investment income	(9,137,727)	-	(21,078,282)

From net realized gains:
Class I*	(162,216)	(204,551)	(131,039)
Class R5*	(186,180)	(264,925)	(10,601)
Service Class	(4,595,478)	(6,152,806)	(457,063)
Administrative Class	(3,281,431)	(4,490,101)	(325,433)
Class L***	-	-	-
Class A	(2,183,509)	(3,058,421)	(185,017)
Class R4*	(1,123,306)	(819,514)	(43,204)
Class R3	(2,202,648)	(2,385,918)	(144,098)

Total distributions from net realized gains	(13,734,768)	(17,376,236)	(1,296,455)

Net fund share transactions (Note 5):
Class I*	394,654	(47,461,912)	55,860,111
Class R5*	14,833,755	3,997,746	4,491,249
Service Class	(11,365,472)	1,314,866	(22,932,383)
Administrative Class	287,501	4,407,029	88,658,829
Class L***	-	-	(73,642,028)
Class A	2,852,604	18,396,163	(4,335,541)
Class R4*	28,930,573	6,946,428	18,892,276
Class R3	24,453,383	17,788,856	56,129,770

Increase (decrease) in net assets from fund share transactions	60,386,998	5,389,176	123,122,283

Total increase (decrease) in net assets	51,924,886	(39,568,897)	115,893,276
Net assets
Beginning of period	487,904,405	527,473,302	411,580,026

End of period	$539,829,291	$487,904,405	$527,473,302

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$246,692	$27,920

Distributions in excess of net investment income included in net assets at end of period	$(1,567,890)	$-	$-

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART 2035 Fund			MassMutual RetireSMART 2040 Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$1,756,823	$6,981	$1,188,027	$3,934,897	$163,977	$5,135,358
3,537,505	(481,043)	4,528,709	7,669,536	6,920,705	40,371,078
(1,521,180)	(7,006,214)	(4,796,808)	(2,836,923)	(23,680,036)	(35,358,199)

3,773,148	(7,480,276)	919,928	8,767,510	(16,595,354)	10,148,237

(88,508)	-	(286,746)	(49,974)	-	(1,671,092)
(64,067)	-	(70,437)	(53,996)	-	(46,756)
(277,932)	-	(159,824)	(1,780,997)	-	(4,127,853)
(336,893)	-	(426,599)	(1,470,800)	-	(3,026,329)
-	-	-	-	-	-
(362,800)	-	(249,986)	(704,889)	-	(1,547,925)
(547,434)	-	(182,471)	(485,765)	-	(434,195)
(549,809)	-	(342,716)*	(502,852)	-	(690,600)

(2,227,443)	-	(1,718,779)	(5,049,273)	-	(11,544,750)

(34,535)	(94,983)	(366,251)	(85,682)	(98,697)	(1,272,067)
(26,312)	(77,406)	(60,953)	(96,321)	(109,388)	(50,240)
(118,666)	(292,394)	(214,174)	(3,418,143)	(4,115,618)	(3,175,407)
(154,959)	(417,126)	(572,686)	(2,967,873)	(3,426,895)	(2,405,757)
-	-	-	-	-	-
(198,405)	(614,400)	(373,417)	(1,695,493)	(2,070,850)	(1,235,311)
(242,387)	(310,856)	(244,667)	(964,844)	(659,266)	(337,421)
(291,259)	(668,358)	(495,270)*	(1,173,105)	(1,069,339)	(607,271)

(1,066,523)	(2,475,523)	(2,327,418)	(10,401,461)	(11,550,053)	(9,083,474)

273,236	(6,843,103)	12,160,626	(13,778)	(43,358,418)	48,492,693
(681,680)	965,012	2,970,316	7,909,820	1,254,429	1,886,371
4,029,829	7,691,810	(2,470,886)	(9,799,030)	(3,965,732)	(22,243,011)
2,479,640	3,270,719	17,816,693	1,543,321	8,678,553	60,491,759
-	-	(4,821,324)	-	-	(49,444,833)
2,343,214	16,028,796	6,030,011	3,131,267	11,133,295	(3,128,362)
20,307,322	6,630,891	9,167,391	14,733,312	6,168,932	12,753,693
15,126,465	17,831,463	16,906,823 *	14,821,355	7,913,751	19,215,508

43,878,026	45,575,588	57,759,650	32,326,267	(12,175,190)	68,023,818

44,357,208	35,619,789	54,633,381	25,643,043	(40,320,597)	57,543,831

112,131,597	76,511,808	21,878,427	284,631,364	324,951,961	267,408,130

$156,488,805	$112,131,597	$76,511,808	$310,274,407	$284,631,364	$324,951,961

$-	$8,927	$3,703	$-	$114,027	$-

$(461,693)	$-	$-	$(1,000,349)	$-	$(5,535)

43

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2045 Fund
	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$890,483	$1,641	$597,530
Net realized gain (loss) on investment transactions	2,138,959	(116,735)	2,652,699
Net change in unrealized appreciation (depreciation) on investments	(612,531)	(4,148,940)	(2,813,190)

Net increase (decrease) in net assets resulting from operations	2,416,911	(4,264,034)	437,039

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(26,649)	-	(158,695)
Class R5*	(30,186)	-	(40,020)
Service Class	(157,829)	-	(117,304)
Administrative Class	(148,496)	-	(138,816)
Class L***	-	-	-
Class A	(194,202)	-	(142,448)
Class R4*	(274,397)	-	(91,143)
Class R3	(328,441)	-	(193,328)*

Total distributions from net investment income	(1,160,200)	-	(881,754)

From net realized gains:
Class I*	(12,005)	(30,267)	(221,767)
Class R5*	(14,382)	(41,589)	(38,504)
Service Class	(78,505)	(205,140)	(173,726)
Administrative Class	(78,466)	(211,038)	(204,530)
Class L***	-	-	-
Class A	(123,648)	(372,444)	(227,829)
Class R4*	(143,313)	(231,649)	(132,241)
Class R3	(197,731)	(404,060)	(293,553)*

Total distributions from net realized gains	(648,050)	(1,496,187)	(1,292,150)

Net fund share transactions (Note 5):
Class I*	88,508	(5,239,009)	6,990,844
Class R5*	(89,703)	116,480	1,768,264
Service Class	898,473	3,718,615	(125,215)
Administrative Class	1,890,776	3,789,847	6,220,485
Class L***	-	-	(1,439,247)
Class A	1,684,123	8,324,046	3,836,142
Class R4*	9,536,831	4,859,081	5,566,091
Class R3	11,726,495	9,450,620	10,158,576 *

Increase (decrease) in net assets from fund share transactions	25,735,503	25,019,680	32,975,940

Total increase (decrease) in net assets	26,344,164	19,259,459	31,239,075
Net assets
Beginning of period	61,356,442	42,096,983	10,857,908

End of period	$87,700,606	$61,356,442	$42,096,983

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$2,685	$-

Distributions in excess of net investment income included in net assets at end of period	$(267,032)	$-	$(114)

*	Class commenced operations on April 1, 2014.
**	For the period January 1, 2015 through September 30, 2015.
***	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART 2050 Fund			MassMutual RetireSMART 2055 Fund
Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014	Six Months Ended March 31, 2016 (Unaudited)	Period Ended September 30, 2015**	Year Ended December 31, 2014

$1,374,500	$54,824	$1,659,110	$170,685	$3,039	$68,861
4,029,374	746,000	13,270,996	460,214	(48,289)	244,026
(1,591,588)	(7,796,463)	(11,461,939)	(155,248)	(857,499)	(289,073)

3,812,286	(6,995,639)	3,468,167	475,651	(902,749)	23,814

(21,477)	-	(482,529)	(8,635)	-	(2,705)
(19,346)	-	(19,742)	(6,684)	-	(6,304)
(660,963)	-	(829,072)	(28,632)	-	(22,101)
(444,359)	-	(520,786)	(24,145)	-	(17,227)
-	-	-	-	-	-
(227,842)	-	(230,895)	(44,962)	-	(12,819)
(222,618)	-	(155,371)	(41,489)	-	(15,420)
(239,873)	-	(234,218)	(77,575)	-	(26,060)*

(1,836,478)	-	(2,472,613)	(232,122)	-	(102,636)

(25,528)	(38,452)	(1,814,609)	(2,907)	(5,178)	(2,260)
(24,083)	(34,511)	(55,857)	(2,262)	(5,674)	(3,852)
(879,806)	(1,541,806)	(3,626,240)	(10,124)	(23,124)	(21,434)
(626,177)	(1,114,496)	(2,205,837)	(8,996)	(18,774)	(15,575)
-	-	-	-	-	-
(379,522)	(679,185)	(1,236,814)	(19,355)	(51,824)	(10,236)
(316,995)	(392,689)	(679,951)	(16,077)	(13,711)	(8,796)
(401,766)	(566,090)	(1,026,123)	(33,501)	(54,151)	(22,146)*

(2,653,877)	(4,367,229)	(10,645,431)	(93,222)	(172,436)	(84,299)

147,418	(19,152,987)	22,265,641	58,873	396,559	105,068
6,269,317	287,042	870,555	74,084	118,100	277,766
(1,052,891)	3,660,761	(9,555,379)	644,899	500,818	332,349
2,347,701	6,591,472	16,101,237	317,956	617,709	689,997
-	-	(8,827,755)	-	-	(107,383)
1,823,670	6,375,904	3,412,933	260,183	2,805,436	550,435
7,583,445	3,504,051	7,907,827	2,361,526	257,626	751,803
8,649,891	3,927,537	10,507,368	4,115,866	2,895,514	1,361,431 *

25,768,551	5,193,780	42,682,427	7,833,387	7,591,762	3,961,466

25,090,482	(6,169,088)	33,032,550	7,983,694	6,516,577	3,798,345

107,595,685	113,764,773	80,732,223	11,391,354	4,874,777	1,076,432

$132,686,167	$107,595,685	$113,764,773	$19,375,048	$11,391,354	$4,874,777

$-	$49,041	$-	$-	$3,283	$114

$(412,937)	$-	$(1,896)	$(58,154)	$-	$-

45

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

MassMutual RetireSMART 2060 Fund
Period Ended March 31, 2016 (Unaudited)+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$126,044
Net realized gain (loss) on investment transactions	415,462
Net change in unrealized appreciation (depreciation) on investments	(821,766)

Net increase (decrease) in net assets resulting from operations	(280,260)

Distributions to shareholders (Note 2):
From net investment income:
Class I	(140,081)
Class R5	(1,480)
Service Class	(1,469)
Administrative Class	(1,459)
Class A	(1,433)
Class R4	(1,443)
Class R3	(1,417)

Total distributions from net investment income	(148,782)

Net fund share transactions (Note 5):
Class I	9,540,081
Class R5	101,480
Service Class	101,469
Administrative Class	101,459
Class A	101,433
Class R4	101,443
Class R3	101,417

Increase (decrease) in net assets from fund share transactions	10,148,782

Total increase (decrease) in net assets	9,719,740
Net assets
Beginning of period	-

End of period	$9,719,740

Distributions in excess of net investment income included in net assets at end of period	$(22,738)

+	Fund commenced operations on November 23, 2015.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$9.40	$0.23	$(0.03)	$0.20	$(0.26)	$(0.03)	$(0.29)	$9.31	2.16%	[b]	$98	0.13%	[a]	0.02%	[a]	5.01%	[a]
09/30/15[i]	9.73	0.02	(0.21)	(0.19)	-	(0.14)	(0.14)	9.40	(2.01%	)[b]	170	0.12%	[a]	0.02%	[a]	0.24%	[a]
12/31/14[h]	10.19	0.34	(0.07)	0.27	(0.29)	(0.44)	(0.73)	9.73	2.62%	[b]	204	0.09%	[a]	0.02%	[a]	4.32%	[a]
Class R5
03/31/16[r]	$9.39	$0.19	$0.00 [d]	$0.19	$(0.25)	$(0.03)	$(0.28)	$9.30	2.10%	[b]	$10,606	0.23%	[a]	0.12%	[a]	4.10%	[a]
09/30/15[i]	9.73	0.01	(0.21)	(0.20)	-	(0.14)	(0.14)	9.39	(2.11%	)[b]	4,154	0.22%	[a]	0.12%	[a]	0.15%	[a]
12/31/14	10.03	0.25	0.17	0.42	(0.28)	(0.44)	(0.72)	9.73	4.15%		3,921	0.18%		0.13%		2.44%
12/31/13	10.14	0.34	0.29	0.63	(0.29)	(0.45)	(0.74)	10.03	6.29%		3,073	0.15%		N/A		3.23%
12/31/12	9.70	0.25	0.63	0.88	(0.27)	(0.17)	(0.44)	10.14	9.14%		2,774	0.13%		N/A		2.46%
12/31/11[g]	10.00	0.24	(0.21)	0.03	(0.31)	(0.02)	(0.33)	9.70	0.33%	[b]	100	0.14%	[a]	N/A		4.44%	[a]
Service Class
03/31/16[r]	$9.37	$0.21	$(0.02)	$0.19	$(0.23)	$(0.03)	$(0.26)	$9.30	2.11%	[b]	$7,470	0.33%	[a]	0.22%	[a]	4.47%	[a]
09/30/15[i]	9.72	0.00 [d]	(0.21)	(0.21)	-	(0.14)	(0.14)	9.37	(2.22%	)[b]	19,160	0.32%	[a]	0.22%	[a]	0.04%	[a]
12/31/14	10.03	0.29	0.12	0.41	(0.28)	(0.44)	(0.72)	9.72	3.99%		21,586	0.27%		0.21%		2.84%
12/31/13	10.14	0.49	0.14	0.63	(0.29)	(0.45)	(0.74)	10.03	6.29%		12,812	0.19%		N/A		4.64%
12/31/12	9.69	0.23	0.66	0.89	(0.27)	(0.17)	(0.44)	10.14	9.21%		3,110	0.17%		N/A		2.29%
12/31/11[g]	10.00	1.42	(1.40)	0.02	(0.31)	(0.02)	(0.33)	9.69	0.24%	[b]	2,684	0.18%	[a]	N/A		26.89%	[a]
Administrative Class
03/31/16[r]	$9.38	$0.19	$(0.00)[d]	$0.19	$(0.23)	$(0.03)	$(0.26)	$9.31	2.05%	[b]	$55,680	0.43%	[a]	0.32%	[a]	4.20%	[a]
09/30/15[i]	9.73	(0.00)[d]	(0.21)	(0.21)	-	(0.14)	(0.14)	9.38	(2.21%	)[b]	62,204	0.42%	[a]	0.32%	[a]	(0.05%	)[a]
12/31/14	10.04	0.22	0.17	0.39	(0.26)	(0.44)	(0.70)	9.73	3.87%		62,351	0.36%		0.31%		2.19%
12/31/13	10.14	0.18	0.44	0.62	(0.27)	(0.45)	(0.72)	10.04	6.22%		61,817	0.27%		N/A		1.78%
12/31/12	9.70	0.21	0.66	0.87	(0.26)	(0.17)	(0.43)	10.14	9.01%		73,765	0.25%		N/A		2.10%
12/31/11[g]	10.00	0.23	(0.21)	0.02	(0.30)	(0.02)	(0.32)	9.70	0.26%	[b]	97,539	0.26%	[a]	N/A		4.26%	[a]
Class A
03/31/16[r]	$9.36	$0.17	$0.01	$0.18	$(0.20)	$(0.03)	$(0.23)	$9.31	1.97%	[b]	$110,102	0.68%	[a]	0.57%	[a]	3.74%	[a]
09/30/15[i]	9.74	(0.02)	(0.22)	(0.24)	-	(0.14)	(0.14)	9.36	(2.52%	)[b]	113,693	0.67%	[a]	0.57%	[a]	(0.31%	)[a]
12/31/14	10.04	0.19	0.19	0.38	(0.24)	(0.44)	(0.68)	9.74	3.69%		125,410	0.61%		0.56%		1.83%
12/31/13	10.14	0.16	0.43	0.59	(0.24)	(0.45)	(0.69)	10.04	5.92%		131,939	0.52%		N/A		1.51%
12/31/12	9.70	0.18	0.67	0.85	(0.24)	(0.17)	(0.41)	10.14	8.73%		163,625	0.50%		N/A		1.75%
12/31/11[g]	10.00	0.22	(0.21)	0.01	(0.29)	(0.02)	(0.31)	9.70	0.14%	[b]	166,103	0.51%	[a]	N/A		4.17%	[a]
Class R4
03/31/16[r]	$9.36	$0.21	$(0.03)	$0.18	$(0.25)	$(0.03)	$(0.28)	$9.26	1.95%	[b]	$3,102	0.58%	[a]	0.47%	[a]	4.51%	[a]
09/30/15[i]	9.72	0.00 [d]	(0.22)	(0.22)	-	(0.14)	(0.14)	9.36	(2.32%	)[b]	1,496	0.57%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	10.18	0.21	0.03	0.24	(0.26)	(0.44)	(0.70)	9.72	2.29%	[b]	102	0.54%	[a]	0.47%	[a]	2.76%	[a]
Class R3
03/31/16[r]	$9.33	$0.14	$0.03	$0.17	$(0.23)	$(0.03)	$(0.26)	$9.24	1.88%	[b]	$3,649	0.83%	[a]	0.72%	[a]	3.03%	[a]
09/30/15[i]	9.72	(0.02)	(0.23)	(0.25)	-	(0.14)	(0.14)	9.33	(2.63%	)[b]	1,302	0.82%	[a]	0.72%	[a]	(0.23%	)[a]
12/31/14[h]	10.18	0.19	0.03	0.22	(0.24)	(0.44)	(0.68)	9.72	2.10%	[b]	102	0.79%	[a]	0.72%	[a]	2.51%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011
Portfolio turnover rate	20%	27%	31%	37%	37%	20%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$9.14	$0.26		$0.00 [d]	$0.26	$(0.23)	$(0.11)	$(0.34)	$9.06	2.85%	[b]	$95	0.08%	[a]	0.04%	[a]	5.63%	[a]
09/30/15[i]	9.79	0.02		(0.39)	(0.37)	-	(0.28)	(0.28)	9.14	(3.85%	)[b]	642	0.07%	[a]	0.04%	[a]	0.30%	[a]
12/31/14[h]	10.76	0.42		(0.12)	0.30	(0.31)	(0.96)	(1.27)	9.79	2.65%	[b]	725	0.06%	[a]	0.04%	[a]	5.19%	[a]
Class R5
03/31/16[r]	$9.13	$0.16		$0.09	$0.25	$(0.22)	$(0.11)	$(0.33)	$9.05	2.76%	[b]	$34,552	0.18%	[a]	0.14%	[a]	3.63%	[a]
09/30/15[i]	9.79	0.01		(0.39)	(0.38)	-	(0.28)	(0.28)	9.13	(3.95%	)[b]	21,120	0.17%	[a]	0.14%	[a]	0.19%	[a]
12/31/14	10.61	0.26		0.18	0.44	(0.30)	(0.96)	(1.26)	9.79	4.01%		24,005	0.16%		0.15%		2.38%
12/31/13	10.25	0.45		1.02	1.47	(0.32)	(0.79)	(1.11)	10.61	14.56%		17,345	0.17%		N/A		4.07%
12/31/12	9.51	0.33		0.86	1.19	(0.24)	(0.21)	(0.45)	10.25	12.48%		2,649	0.13%		N/A		3.22%
12/31/11[g]	10.00	0.20		(0.43)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.28%	)[b]	98	0.13%	[a]	N/A		3.82%	[a]
Service Class
03/31/16[r]	$9.14	$0.16		$0.08	$0.24	$(0.19)	$(0.11)	$(0.30)	$9.08	2.67%	[b]	$10,547	0.28%	[a]	0.24%	[a]	3.62%	[a]
09/30/15[i]	9.81	0.01		(0.40)	(0.39)	-	(0.28)	(0.28)	9.14	(4.05%	)[b]	36,457	0.27%	[a]	0.24%	[a]	0.09%	[a]
12/31/14	10.62	0.24		0.19	0.43	(0.28)	(0.96)	(1.24)	9.81	4.01%		49,324	0.25%		0.23%		2.24%
12/31/13	10.26	0.50		0.97	1.47	(0.32)	(0.79)	(1.11)	10.62	14.53%		31,677	0.21%		N/A		4.47%
12/31/12	9.51	0.21		0.98	1.19	(0.23)	(0.21)	(0.44)	10.26	12.53%		4,549	0.17%		N/A		2.10%
12/31/11[g]	10.00	0.83		(1.06)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.26%	)[b]	3,395	0.17%	[a]	N/A		16.08%	[a]
Administrative Class
03/31/16[r]	$9.14	$0.16		$0.09	$0.25	$(0.20)	$(0.11)	$(0.31)	$9.08	2.72%	[b]	$108,634	0.38%	[a]	0.34%	[a]	3.63%	[a]
09/30/15[i]	9.82	0.00	[d]	(0.40)	(0.40)	-	(0.28)	(0.28)	9.14	(4.15%	)[b]	128,868	0.37%	[a]	0.34%	[a]	0.01%	[a]
12/31/14	10.63	0.20		0.22	0.42	(0.27)	(0.96)	(1.23)	9.82	3.89%		138,574	0.34%		0.33%		1.83%
12/31/13	10.26	0.18		1.28	1.46	(0.30)	(0.79)	(1.09)	10.63	14.44%		150,710	0.29%		N/A		1.66%
12/31/12	9.51	0.18		1.00	1.18	(0.22)	(0.21)	(0.43)	10.26	12.43%		147,873	0.25%		N/A		1.81%
12/31/11[g]	10.00	0.18		(0.42)	(0.24)	(0.24)	(0.01)	(0.25)	9.51	(2.35%	)[b]	144,705	0.25%	[a]	N/A		3.53%	[a]
Class A
03/31/16[r]	$9.14	$0.14		$0.09	$0.23	$(0.17)	$(0.11)	$(0.28)	$9.09	2.51%	[b]	$155,437	0.63%	[a]	0.59%	[a]	3.16%	[a]
09/30/15[i]	9.84	(0.02)		(0.40)	(0.42)	-	(0.28)	(0.28)	9.14	(4.34%	)[b]	165,092	0.62%	[a]	0.59%	[a]	(0.26%	)[a]
12/31/14	10.65	0.17		0.22	0.39	(0.24)	(0.96)	(1.20)	9.84	3.62%		199,865	0.59%		0.58%		1.53%
12/31/13	10.26	0.11		1.33	1.44	(0.26)	(0.79)	(1.05)	10.65	14.21%		216,068	0.53%		N/A		0.99%
12/31/12	9.51	0.14		1.01	1.15	(0.19)	(0.21)	(0.40)	10.26	12.13%		324,049	0.50%		N/A		1.42%
12/31/11[g]	10.00	0.18		(0.43)	(0.25)	(0.23)	(0.01)	(0.24)	9.51	(2.47%	)[b]	366,492	0.50%	[a]	N/A		3.41%	[a]
Class R4
03/31/16[r]	$9.13	$0.12		$0.12	$0.24	$(0.21)	$(0.11)	$(0.32)	$9.05	2.62%	[b]	$3,283	0.53%	[a]	0.49%	[a]	2.74%	[a]
09/30/15[i]	9.82	0.01		(0.42)	(0.41)	-	(0.28)	(0.28)	9.13	(4.25%	)[b]	1,693	0.52%	[a]	0.49%	[a]	0.17%	[a]
12/31/14[h]	10.79	0.20		0.06	0.26	(0.27)	(0.96)	(1.23)	9.82	2.29%	[b]	102	0.51%	[a]	0.49%	[a]	2.43%	[a]
Class R3
03/31/16[r]	$9.12	$0.13		$0.09	$0.22	$(0.20)	$(0.11)	$(0.31)	$9.03	2.45%	[b]	$6,451	0.78%	[a]	0.74%	[a]	2.99%	[a]
09/30/15[i]	9.82	0.01		(0.43)	(0.42)	-	(0.28)	(0.28)	9.12	(4.35%	)[b]	5,138	0.77%	[a]	0.74%	[a]	0.11%	[a]
12/31/14[h]	10.79	0.18		0.06	0.24	(0.25)	(0.96)	(1.21)	9.82	2.11%	[b]	102	0.76%	[a]	0.74%	[a]	2.18%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011
Portfolio turnover rate	15%[b,r]	17%	28%	37%	39%	19	%[b],q

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 21% including securities received from subscriptions in-kind.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$9.10	$0.20	$0.08	$0.28	$(0.20)	$(0.18)	$(0.38)	$9.00	3.09%	[b]	$92	0.10%	[a]	0.04%	[a]	4.43%	[a]
09/30/15[i]	10.02	0.03	(0.57)	(0.54)	-	(0.38)	(0.38)	9.10	(5.46%	)[b]	300	0.08%	[a]	0.04%	[a]	0.42%	[a]
12/31/14[h]	11.45	0.34	(0.05)	0.29	(0.31)	(1.41)	(1.72)	10.02	2.39%	[b]	318	0.06%	[a]	0.04%	[a]	4.02%	[a]
Class R5
03/31/16[r]	$9.09	$0.14	$0.14	$0.28	$(0.19)	$(0.18)	$(0.37)	$9.00	3.13%	[b]	$17,704	0.20%	[a]	0.14%	[a]	3.18%	[a]
09/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.57%	)[b]	8,746	0.18%	[a]	0.14%	[a]	0.31%	[a]
12/31/14	11.31	0.22	0.20	0.42	(0.30)	(1.41)	(1.71)	10.02	3.57%		9,970	0.17%		0.15%		1.96%
12/31/13	10.33	0.21	2.01	2.22	(0.33)	(0.91)	(1.24)	11.31	21.91%		4,663	0.19%		N/A		1.88%
12/31/12	9.36	0.21	1.21	1.42	(0.19)	(0.26)	(0.45)	10.33	15.21%		7,085	0.14%		N/A		2.10%
12/31/11[g]	10.00	0.16	(0.62)	(0.46)	(0.18)	-	(0.18)	9.36	(4.55%	)[b]	96	0.14%	[a]	N/A		3.14%	[a]
Service Class
03/31/16[r]	$9.09	$0.13	$0.14	$0.27	$(0.17)	$(0.18)	$(0.35)	$9.01	3.01%	[b]	$11,773	0.30%	[a]	0.24%	[a]	2.97%	[a]
09/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.56%	)[b]	25,552	0.28%	[a]	0.24%	[a]	0.21%	[a]
12/31/14	11.31	0.25	0.16	0.41	(0.29)	(1.41)	(1.70)	10.02	3.49%		28,779	0.26%		0.24%		2.19%
12/31/13	10.33	0.44	1.79	2.23	(0.34)	(0.91)	(1.25)	11.31	21.93%		18,053	0.23%		N/A		3.78%
12/31/12	9.36	0.18	1.24	1.42	(0.19)	(0.26)	(0.45)	10.33	15.17%		1,816	0.18%		N/A		1.75%
12/31/11[g]	10.00	0.80	(1.25)	(0.45)	(0.19)	-	(0.19)	9.36	(4.53%	)[b]	1,847	0.18%	[a]	N/A		15.80%	[a]
Administrative Class
03/31/16[r]	$9.09	$0.13	$0.13	$0.26	$(0.16)	$(0.18)	$(0.34)	$9.01	2.96%	[b]	$111,171	0.40%	[a]	0.34%	[a]	2.94%	[a]
09/30/15[i]	10.04	0.01	(0.58)	(0.57)	-	(0.38)	(0.38)	9.09	(5.76%	)[b]	127,157	0.38%	[a]	0.34%	[a]	0.12%	[a]
12/31/14	11.32	0.20	0.21	0.41	(0.28)	(1.41)	(1.69)	10.04	3.46%		135,163	0.35%		0.33%		1.74%
12/31/13	10.33	0.16	2.06	2.22	(0.32)	(0.91)	(1.23)	11.32	21.84%		130,738	0.31%		N/A		1.44%
12/31/12	9.36	0.16	1.25	1.41	(0.18)	(0.26)	(0.44)	10.33	15.07%		117,574	0.26%		N/A		1.61%
12/31/11[g]	10.00	0.15	(0.61)	(0.46)	(0.18)	-	(0.18)	9.36	(4.61%	)[b]	119,858	0.26%	[a]	N/A		2.96%	[a]
Class A
03/31/16[r]	$9.10	$0.11	$0.14	$0.25	$(0.13)	$(0.18)	$(0.31)	$9.04	2.85%	[b]	$119,562	0.65%	[a]	0.59%	[a]	2.50%	[a]
09/30/15[i]	10.06	(0.01)	(0.57)	(0.58)	-	(0.38)	(0.38)	9.10	(5.84%	)[b]	124,585	0.63%	[a]	0.59%	[a]	(0.15%	)[a]
12/31/14	11.34	0.15	0.23	0.38	(0.25)	(1.41)	(1.66)	10.06	3.16%		157,201	0.60%		0.58%		1.33%
12/31/13	10.34	0.10	2.09	2.19	(0.28)	(0.91)	(1.19)	11.34	21.49%		183,571	0.56%		N/A		0.86%
12/31/12	9.36	0.12	1.27	1.39	(0.15)	(0.26)	(0.41)	10.34	14.88%		236,688	0.51%		N/A		1.23%
12/31/11[g]	10.00	0.14	(0.61)	(0.47)	(0.17)	-	(0.17)	9.36	(4.75%	)[b]	251,598	0.51%	[a]	N/A		2.71%	[a]
Class R4
03/31/16[r]	$9.08	$0.12	$0.14	$0.26	$(0.18)	$(0.18)	$(0.36)	$8.98	2.92%	[b]	$2,443	0.55%	[a]	0.49%	[a]	2.64%	[a]
09/30/15[i]	10.04	0.07	(0.65)	(0.58)	-	(0.38)	(0.38)	9.08	(5.86%	)[b]	1,481	0.53%	[a]	0.49%	[a]	0.96%	[a]
12/31/14[h]	11.47	0.19	0.06	0.25	(0.27)	(1.41)	(1.68)	10.04	2.05%	[b]	102	0.51%	[a]	0.49%	[a]	2.20%	[a]
Class R3
03/31/16[r]	$9.07	$0.10	$0.15	$0.25	$(0.17)	$(0.18)	$(0.35)	$8.97	2.77%	[b]	$5,704	0.80%	[a]	0.74%	[a]	2.35%	[a]
09/30/15[i]	10.04	0.03	(0.62)	(0.59)	-	(0.38)	(0.38)	9.07	(5.96%	)[b]	3,758	0.78%	[a]	0.74%	[a]	0.40%	[a]
12/31/14[h]	11.47	0.17	0.06	0.23	(0.25)	(1.41)	(1.66)	10.04	1.86%	[b]	102	0.76%	[a]	0.74%	[a]	1.98%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011
Portfolio turnover rate	15%	20%	28%	36%	49%	13%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$9.63	$0.19		$0.13	$0.32	$(0.18)	$(0.29)	$(0.47)	$9.48	3.33%	[b]	$90	0.26%	[a]	0.07%	[a]	3.90%	[a]
09/30/15[i]	10.79	0.03		(0.69)	(0.66)	-	(0.50)	(0.50)	9.63	(6.28%	)[b]	398	0.22%	[a]	0.07%	[a]	0.31%	[a]
12/31/14[h]	12.25	0.31		0.03	0.34	(0.30)	(1.50)	(1.80)	10.79	2.55%	[b]	309	0.16%	[a]	0.07%	[a]	3.45%	[a]
Class R5
03/31/16[r]	$9.63	$0.12		$0.20	$0.32	$(0.17)	$(0.29)	$(0.46)	$9.49	3.34%	[b]	$6,676	0.36%	[a]	0.17%	[a]	2.53%	[a]
09/30/15[i]	10.80	0.01		(0.68)	(0.67)	-	(0.50)	(0.50)	9.63	(6.37%	)[b]	3,534	0.32%	[a]	0.17%	[a]	0.14%	[a]
12/31/14	12.12	0.20		0.26	0.46	(0.28)	(1.50)	(1.78)	10.80	3.62%		5,507	0.25%		0.17%		1.60%
12/31/13	10.35	0.24		2.41	2.65	(0.31)	(0.57)	(0.88)	12.12	25.93%		4,132	0.25%		0.19%		2.04%
12/31/12	9.28	0.30		1.21	1.51	(0.15)	(0.29)	(0.44)	10.35	16.42%		1,698	0.23%		0.15%		2.97%
12/31/11[g]	10.00	0.14		(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.51%	)[b]	95	0.27%	[a]	0.13%	[a]	2.75%	[a]
Service Class
03/31/16[r]	$9.62	$0.12		$0.20	$0.32	$(0.15)	$(0.29)	$(0.44)	$9.50	3.27%	[b]	$880	0.46%	[a]	0.27%	[a]	2.54%	[a]
09/30/15[i]	10.80	0.01		(0.69)	(0.68)	-	(0.50)	(0.50)	9.62	(6.46%	)[b]	4,389	0.42%	[a]	0.27%	[a]	0.13%	[a]
12/31/14	12.12	0.23		0.23	0.46	(0.28)	(1.50)	(1.78)	10.80	3.57%		5,925	0.34%		0.26%		1.91%
12/31/13	10.36	0.36		2.28	2.64	(0.31)	(0.57)	(0.88)	12.12	25.82%		3,545	0.29%		0.23%		3.01%
12/31/12	9.28	0.14		1.38	1.52	(0.15)	(0.29)	(0.44)	10.36	16.46%		110	0.26%		0.18%		1.37%
12/31/11[g]	10.00	0.14		(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.53%	)[b]	95	0.31%	[a]	0.17%	[a]	2.70%	[a]
Administrative Class
03/31/16[r]	$9.62	$0.11		$0.20	$0.31	$(0.15)	$(0.29)	$(0.44)	$9.49	3.19%	[b]	$33,040	0.56%	[a]	0.37%	[a]	2.35%	[a]
09/30/15[i]	10.81	0.00	[d]	(0.69)	(0.69)	-	(0.50)	(0.50)	9.62	(6.55%	)[b]	39,361	0.52%	[a]	0.37%	[a]	0.04%	[a]
12/31/14	12.13	0.18		0.26	0.44	(0.26)	(1.50)	(1.76)	10.81	3.45%		40,211	0.43%		0.36%		1.48%
12/31/13	10.36	0.14		2.49	2.63	(0.29)	(0.57)	(0.86)	12.13	25.73%		35,398	0.37%		0.31%		1.19%
12/31/12	9.28	0.13		1.38	1.51	(0.14)	(0.29)	(0.43)	10.36	16.38%		26,623	0.33%		0.26%		1.27%
12/31/11[g]	10.00	0.13		(0.69)	(0.56)	(0.14)	(0.02)	(0.16)	9.28	(5.58%	)[b]	22,366	0.39%	[a]	0.25%	[a]	2.57%	[a]
Class A
03/31/16[r]	$9.59	$0.09		$0.21	$0.30	$(0.12)	$(0.29)	$(0.41)	$9.48	3.13%	[b]	$50,185	0.81%	[a]	0.62%	[a]	1.98%	[a]
09/30/15[i]	10.80	(0.02)		(0.69)	(0.71)	-	(0.50)	(0.50)	9.59	(6.74%	)[b]	50,015	0.77%	[a]	0.62%	[a]	(0.23%	)[a]
12/31/14	12.12	0.14		0.27	0.41	(0.23)	(1.50)	(1.73)	10.80	3.20%		60,183	0.68%		0.61%		1.18%
12/31/13	10.35	0.11		2.50	2.61	(0.27)	(0.57)	(0.84)	12.12	25.48%		61,092	0.62%		0.56%		0.94%
12/31/12	9.28	0.11		1.37	1.48	(0.12)	(0.29)	(0.41)	10.35	16.01%		47,226	0.59%		0.51%		1.09%
12/31/11[g]	10.00	0.12		(0.69)	(0.57)	(0.13)	(0.02)	(0.15)	9.28	(5.70%	)[b]	39,019	0.64%	[a]	0.50%	[a]	2.36%	[a]
Class R4
03/31/16[r]	$9.58	$0.12		$0.19	$0.31	$(0.17)	$(0.29)	$(0.46)	$9.43	3.15%	[b]	$2,131	0.71%	[a]	0.52%	[a]	2.54%	[a]
09/30/15[i]	10.78	0.05		(0.75)	(0.70)	-	(0.50)	(0.50)	9.58	(6.66%	)[b]	2,155	0.67%	[a]	0.52%	[a]	0.64%	[a]
12/31/14[h]	12.24	0.17		0.13	0.30	(0.26)	(1.50)	(1.76)	10.78	2.22%	[b]	102	0.61%	[a]	0.52%	[a]	1.82%	[a]
Class R3
03/31/16[r]	$9.57	$0.07		$0.21	$0.28	$(0.15)	$(0.29)	$(0.44)	$9.41	2.93%	[b]	$2,894	0.96%	[a]	0.77%	[a]	1.41%	[a]
09/30/15[i]	10.78	0.03		(0.74)	(0.71)	-	(0.50)	(0.50)	9.57	(6.75%	)[b]	1,531	0.92%	[a]	0.77%	[a]	0.43%	[a]
12/31/14[h]	12.24	0.14		0.13	0.27	(0.23)	(1.50)	(1.73)	10.78	2.03%	[b]	102	0.86%	[a]	0.77%	[a]	1.57%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011
Portfolio turnover rate	18%	26%	32%	36%	57%	14%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.40	$0.20	$0.06	$0.26	$-	$-	$10.66	2.50%[b]	$589	0.29%[a]	0.06%[a]	3.91%[a]
09/30/15[i]	11.02	0.01	(0.30)	(0.29)	(0.33)	(0.33)	10.40	(2.68%)[b]	598	0.26%[a]	0.06%[a]	0.07%[a]
12/31/14[h]	11.03	0.48	(0.21)	0.27	(0.28)	(0.28)	11.02	2.45%[b]	4,609	0.19%[a]	0.06%[a]	5.71%[a]
Class R5
03/31/16[r]	$10.42	$0.07	$0.18	$0.25	$-	$-	$10.67	2.40%[b]	$3,572	0.39%[a]	0.16%[a]	1.40%[a]
09/30/15[i]	11.00	0.01	(0.30)	(0.29)	(0.29)	(0.29)	10.42	(2.68%)[b]	757	0.36%[a]	0.16%[a]	0.09%[a]
12/31/14[h]	11.03	0.57	(0.32)	0.25	(0.28)	(0.28)	11.00	2.27%[b]	953	0.29%[a]	0.16%[a]	6.82%[a]
Service Class
03/31/16[r]	$10.44	$0.21	$0.04	$0.25	$-	$-	$10.69	2.39%[b]	$14,932	0.49%[a]	0.26%[a]	4.01%[a]
09/30/15[i]	11.01	0.00 [d]	(0.29)	(0.29)	(0.28)	(0.28)	10.44	(2.70%)[b]	19,899	0.46%[a]	0.26%[a]	0.00%[a,e]
12/31/14	10.88	0.20	0.20	0.40	(0.27)	(0.27)	11.01	3.63%	22,029	0.35%	0.26%	1.80%
12/31/13	10.45	0.20	0.52	0.72	(0.29)	(0.29)	10.88	6.93%	26,414	0.26%	0.25%	1.91%
12/31/12	9.84	0.26	0.67	0.93	(0.32)	(0.32)	10.45	9.64%	24,199	0.17%	0.17%[k]	2.55%
12/31/11	9.86	0.26	0.01	0.27	(0.29)	(0.29)	9.84	2.78%	15,610	0.15%	N/A	2.62%
12/31/10	9.22	0.18	0.73	0.91	(0.27)	(0.27)	9.86	10.04%	13,462	0.15%	N/A	1.92%
Administrative Class
03/31/16[r]	$10.44	$0.19	$0.05	$0.24	$-	$-	$10.68	2.30%[b]	$28,838	0.59%[a]	0.36%[a]	3.56%[a]
09/30/15[i]	11.02	(0.01)	(0.30)	(0.31)	(0.27)	(0.27)	10.44	(2.86%)[b]	30,387	0.56%[a]	0.36%[a]	(0.09%)[a]
12/31/14	10.89	0.24	0.16	0.40	(0.27)	(0.27)	11.02	3.68%	33,673	0.46%	0.35%	2.13%
12/31/13	10.47	0.22	0.48	0.70	(0.28)	(0.28)	10.89	6.83%	17,286	0.32%	0.32%[k]	2.06%
12/31/12	9.85	0.17	0.76	0.93	(0.31)	(0.31)	10.47	9.53%	13,720	0.23%	0.23%[k]	1.63%
12/31/11	9.88	0.25	0.01	0.26	(0.29)	(0.29)	9.85	2.66%	20,601	0.20%	N/A	2.47%
12/31/10	9.23	0.24	0.67	0.91	(0.26)	(0.26)	9.88	10.09%	19,112	0.17%	N/A	2.51%
Class A
03/31/16[r]	$10.39	$0.17	$0.05	$0.22	$-	$-	$10.61	2.12%[b]	$21,049	0.84%[a]	0.61%[a]	3.26%[a]
09/30/15[i]	10.95	(0.03)	(0.29)	(0.32)	(0.24)	(0.24)	10.39	(2.96%)[b]	20,228	0.81%[a]	0.61%[a]	(0.34%)[a]
12/31/14	10.81	0.19	0.17	0.36	(0.22)	(0.22)	10.95	3.34%	20,689	0.72%	0.63%	1.70%
12/31/13	10.38	0.15	0.52	0.67	(0.24)	(0.24)	10.81	6.52%	20,693	0.67%	0.67%[k]	1.44%
12/31/12	9.76	0.17	0.71	0.88	(0.26)	(0.26)	10.38	9.13%	24,982	0.58%	0.58%[k]	1.65%
12/31/11	9.79	0.17	0.05	0.22	(0.25)	(0.25)	9.76	2.27%	28,693	0.55%	N/A	1.68%
12/31/10	9.15	0.19	0.68	0.87	(0.23)	(0.23)	9.79	9.67%	35,125	0.52%	N/A	1.99%
Class R4
03/31/16[r]	$10.31	$0.18	$0.05	$0.23	$-	$-	$10.54	2.23%[b]	$6,012	0.74%[a]	0.51%[a]	3.54%[a]
09/30/15[i]	10.90	(0.02)	(0.29)	(0.31)	(0.28)	(0.28)	10.31	(2.88%)[b]	4,325	0.71%[a]	0.51%[a]	(0.19%)[a]
12/31/14[h]	10.96	0.30	(0.08)	0.22	(0.28)	(0.28)	10.90	2.01%[b]	1,753	0.64%[a]	0.51%[a]	3.61%[a]
Class R3
03/31/16[r]	$10.26	$0.16	$0.05	$0.21	$-	$-	$10.47	2.05%[b]	$11,545	0.99%[a]	0.76%[a]	3.17%[a]
09/30/15[i]	10.86	(0.04)	(0.29)	(0.33)	(0.27)	(0.27)	10.26	(3.07%)[b]	8,315	0.96%[a]	0.76%[a]	(0.47%)[a]
12/31/14	10.79	0.50	(0.15)	0.35	(0.28)	(0.28)	10.86	3.21%	5,099	0.89%	0.76%	4.60%
12/31/13	10.37	0.12	0.51	0.63	(0.21)	(0.21)	10.79	6.13%	111	0.97%	0.97%[k]	1.10%
12/31/12	9.76	0.15	0.71	0.86	(0.25)	(0.25)	10.37	8.89%	124	0.88%	0.88%[k]	1.45%
12/31/11	9.80	0.17	0.02	0.19	(0.23)	(0.23)	9.76	1.95%	112	0.85%	N/A	1.68%
12/31/10	9.16	0.16	0.69	0.85	(0.21)	(0.21)	9.80	9.40%	104	0.82%	N/A	1.66%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	24%	37%	44%	41%	40%	111%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.94	$0.21	$0.08	$0.29	$-	$-	$11.23	2.65%[b]	$546	0.29%[a]	0.04%[a]	3.74%[a]
09/30/15[i]	11.74	0.01	(0.36)	(0.35)	(0.45)	(0.45)	10.94	(3.03%)[b]	607	0.23%[a]	0.04%[a]	0.07%[a]
12/31/14[h]	11.80	0.53	(0.23)	0.30	(0.36)	(0.36)	11.74	2.49%[b]	11,342	0.16%[a]	0.04%[a]	5.96%[a]
Class R5
03/31/16[r]	$11.02	$0.16	$0.13	$0.29	$-	$-	$11.31	2.63%[b]	$2,794	0.39%[a]	0.14%[a]	2.81%[a]
09/30/15[i]	11.73	0.02	(0.38)	(0.36)	(0.35)	(0.35)	11.02	(3.15%)[b]	1,836	0.33%[a]	0.14%[a]	0.20%[a]
12/31/14[h]	11.80	1.82	(1.53)	0.29	(0.36)	(0.36)	11.73	2.40%[b]	1,553	0.26%[a]	0.14%[a]	20.54%[a]
Service Class
03/31/16[r]	$11.06	$0.21	$0.07	$0.28	$-	$-	$11.34	2.53%[b]	$25,888	0.49%[a]	0.24%[a]	3.81%[a]
09/30/15[i]	11.75	0.01	(0.37)	(0.36)	(0.33)	(0.33)	11.06	(3.13%)[b]	28,488	0.43%[a]	0.24%[a]	0.06%[a]
12/31/14	11.63	0.15	0.30	0.45	(0.33)	(0.33)	11.75	3.84%	31,431	0.33%	0.24%	1.28%
12/31/13	10.80	0.22	0.89	1.11	(0.28)	(0.28)	11.63	10.46%	62,732	0.26%	0.25%	1.91%
12/31/12	9.96	0.27	0.84	1.11	(0.27)	(0.27)	10.80	11.19%	57,999	0.16%	0.16%[k]	2.54%
12/31/11	10.11	0.21	(0.12)	0.09	(0.24)	(0.24)	9.96	0.98%	34,639	0.14%	N/A	2.08%
12/31/10	9.26	0.14	0.94	1.08	(0.23)	(0.23)	10.11	11.95%	33,281	0.14%	N/A	1.52%
Administrative Class
03/31/16[r]	$11.03	$0.20	$0.08	$0.28	$-	$-	$11.31	2.54%[b]	$17,132	0.59%[a]	0.34%[a]	3.65%[a]
09/30/15[i]	11.73	(0.00)[d]	(0.38)	(0.38)	(0.32)	(0.32)	11.03	(3.25%)[b]	18,408	0.53%[a]	0.34%[a]	(0.05%)[a]
12/31/14	11.64	0.28	0.16	0.44	(0.35)	(0.35)	11.73	3.71%	23,920	0.44%	0.34%	2.37%
12/31/13	10.80	0.22	0.88	1.10	(0.26)	(0.26)	11.64	10.36%	10,809	0.35%	0.34%	1.92%
12/31/12	9.94	0.10	1.00	1.10	(0.24)	(0.24)	10.80	11.10%	8,852	0.24%	0.24%[k]	0.92%
12/31/11	10.10	0.21	(0.13)	0.08	(0.24)	(0.24)	9.94	0.84%	26,949	0.22%	N/A	2.09%
12/31/10	9.25	0.20	0.88	1.08	(0.23)	(0.23)	10.10	11.89%	27,844	0.19%	N/A	2.14%
Class A
03/31/16[r]	$10.97	$0.18	$0.08	$0.26	$-	$-	$11.23	2.37%[b]	$22,883	0.84%[a]	0.59%[a]	3.32%[a]
09/30/15[i]	11.66	(0.03)	(0.36)	(0.39)	(0.30)	(0.30)	10.97	(3.42%)[b]	24,300	0.78%[a]	0.59%[a]	(0.28%)[a]
12/31/14	11.55	0.18	0.22	0.40	(0.29)	(0.29)	11.66	3.43%	21,871	0.71%	0.62%	1.54%
12/31/13	10.72	0.15	0.91	1.06	(0.23)	(0.23)	11.55	9.99%	22,595	0.70%	0.69%	1.31%
12/31/12	9.88	0.16	0.89	1.05	(0.21)	(0.21)	10.72	10.74%	25,903	0.60%	0.60%[k]	1.53%
12/31/11	10.02	0.16	(0.10)	0.06	(0.20)	(0.20)	9.88	0.61%	26,892	0.57%	N/A	1.55%
12/31/10	9.18	0.15	0.88	1.03	(0.19)	(0.19)	10.02	11.45%	32,254	0.54%	N/A	1.57%
Class R4
03/31/16[r]	$10.89	$0.22	$0.04	$0.26	$-	$-	$11.15	2.39%[b]	$5,944	0.74%[a]	0.49%[a]	3.98%[a]
09/30/15[i]	11.60	(0.01)	(0.37)	(0.38)	(0.33)	(0.33)	10.89	(3.34%)[b]	2,708	0.68%[a]	0.49%[a]	(0.15%)[a]
12/31/14[h]	11.70	0.30	(0.04)	0.26	(0.36)	(0.36)	11.60	2.17%[b]	1,925	0.61%[a]	0.49%[a]	3.38%[a]
Class R3
03/31/16[r]	$10.79	$0.18	$0.07	$0.25	$-	$-	$11.04	2.32%[b]	$10,919	0.99%[a]	0.74%[a]	3.29%[a]
09/30/15[i]	11.50	(0.04)	(0.36)	(0.40)	(0.31)	(0.31)	10.79	(3.50%)[b]	8,999	0.93%[a]	0.74%[a]	(0.42%)[a]
12/31/14	11.47	0.33	0.04	0.37	(0.34)	(0.34)	11.50	3.20%	8,023	0.87%	0.75%	2.83%
12/31/13	10.63	0.11	0.90	1.01	(0.17)	(0.17)	11.47	9.65%	1,045	1.00%	0.99%	1.00%
12/31/12	9.82	0.13	0.89	1.02	(0.21)	(0.21)	10.63	10.47%	1,275	0.90%	0.90%[k]	1.23%
12/31/11	10.02	0.21	(0.19)	0.02	(0.22)	(0.22)	9.82	0.25%	1,212	0.87%	N/A	2.07%
12/31/10	9.18	0.12	0.88	1.00	(0.16)	(0.16)	10.02	11.03%	513	0.84%	N/A	1.29%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	25%	39%	53%	47%	49%	108%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.94	$0.20	$0.10	$0.30	$(0.26)	$(0.05)	$(0.31)	$10.93	2.75%	[b]	$3,809	0.25%	[a]	0.06%	[a]	3.74%	[a]
09/30/15[i]	11.50	0.01	(0.39)	(0.38)	-	(0.18)	(0.18)	10.94	(3.31%	)[b]	3,874	0.29%	[a]	0.06%	[a]	0.16%	[a]
12/31/14[h]	11.81	0.54	(0.24)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	6,116	0.32%	[a]	0.06%	[a]	6.05%	[a]
Class R5
03/31/16[r]	$10.93	$0.20	$0.09	$0.29	$(0.25)	$(0.05)	$(0.30)	$10.92	2.65%	[b]	$1,402	0.35%	[a]	0.16%	[a]	3.61%	[a]
09/30/15[i]	11.50	0.01	(0.40)	(0.39)	-	(0.18)	(0.18)	10.93	(3.39%	)[b]	1,583	0.39%	[a]	0.16%	[a]	0.17%	[a]
12/31/14[h]	11.81	1.24	(0.94)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	1,179	0.42%	[a]	0.16%	[a]	13.89%	[a]
Service Class
03/31/16[r]	$10.93	$0.21	$0.09	$0.30	$(0.24)	$(0.05)	$(0.29)	$10.94	2.76%	[b]	$11,382	0.45%	[a]	0.26%	[a]	3.83%	[a]
09/30/15[i]	11.52	0.01	(0.42)	(0.41)	-	(0.18)	(0.18)	10.93	(3.56%	)[b]	9,799	0.49%	[a]	0.26%	[a]	0.07%	[a]
12/31/14	11.64	0.18	0.28	0.46	(0.29)	(0.29)	(0.58)	11.52	3.92%		8,470	0.52%		0.25%		1.52%
12/31/13	11.02	0.25	1.27	1.52	(0.34)	(0.56)	(0.90)	11.64	13.87%		10,699	0.70%		0.18%		2.08%
12/31/12	10.25	0.37	0.95	1.32	(0.24)	(0.31)	(0.55)	11.02	12.94%		5,926	1.70%		0.10%		3.36%
12/31/11	10.73	0.24	(0.27)	(0.03)	(0.17)	(0.28)	(0.45)	10.25	(0.31%	)	2,255	3.80%		0.10%		2.24%
12/31/10[g]	10.00	0.20	0.75	0.95	(0.21)	(0.01)	(0.22)	10.73	9.54%	[b]	767	4.82%	[a]	0.10%	[a]	2.60%	[a]
Administrative Class
03/31/16[r]	$10.90	$0.19	$0.09	$0.28	$(0.23)	$(0.05)	$(0.28)	$10.90	2.61%	[b]	$13,474	0.55%	[a]	0.36%	[a]	3.45%	[a]
09/30/15[i]	11.49	(0.01)	(0.40)	(0.41)	-	(0.18)	(0.18)	10.90	(3.57%	)[b]	10,451	0.59%	[a]	0.36%	[a]	(0.06%	)[a]
12/31/14	11.64	0.43	0.01	0.44	(0.30)	(0.29)	(0.59)	11.49	3.73%		11,084	0.62%		0.36%		3.56%
12/31/13	11.02	0.29	1.22	1.51	(0.33)	(0.56)	(0.89)	11.64	13.84%		261	0.79%		0.24%		2.48%
12/31/12	10.25	0.17	1.15	1.32	(0.24)	(0.31)	(0.55)	11.02	12.86%		123	1.77%		0.15%		1.52%
12/31/11	10.73	0.27	(0.31)	(0.04)	(0.16)	(0.28)	(0.44)	10.25	(0.35%	)	323	3.87%		0.15%		2.50%
12/31/10[g]	10.00	0.19	0.76	0.95	(0.21)	(0.01)	(0.22)	10.73	9.52%	[b]	143	4.87%	[a]	0.15%	[a]	2.53%	[a]
Class A
03/31/16[r]	$10.80	$0.18	$0.09	$0.27	$(0.19)	$(0.05)	$(0.24)	$10.83	2.49%	[b]	$16,376	0.80%	[a]	0.61%	[a]	3.38%	[a]
09/30/15[i]	11.41	(0.02)	(0.41)	(0.43)	-	(0.18)	(0.18)	10.80	(3.77%	)[b]	18,792	0.84%	[a]	0.61%	[a]	(0.28%	)[a]
12/31/14	11.56	0.21	0.20	0.41	(0.27)	(0.29)	(0.56)	11.41	3.45%		10,113	0.89%		0.61%		1.82%
12/31/13	10.97	0.37	1.10	1.47	(0.32)	(0.56)	(0.88)	11.56	13.48%		5,884	1.14%		0.59%		3.17%
12/31/12	10.22	0.25	1.02	1.27	(0.21)	(0.31)	(0.52)	10.97	12.46%		1,066	2.14%		0.50%		2.24%
12/31/11	10.71	0.31	(0.38)	(0.07)	(0.14)	(0.28)	(0.42)	10.22	(0.67%	)	568	4.23%		0.50%		2.88%
12/31/10[g]	10.00	0.31	0.61	0.92	(0.20)	(0.01)	(0.21)	10.71	9.17%	[b]	302	5.22%	[a]	0.50%	[a]	4.01%	[a]
Class R4
03/31/16[r]	$10.79	$0.19	$0.09	$0.28	$(0.23)	$(0.05)	$(0.28)	$10.79	2.59%	[b]	$22,475	0.70%	[a]	0.51%	[a]	3.60%	[a]
09/30/15[i]	11.39	(0.01)	(0.41)	(0.42)	-	(0.18)	(0.18)	10.79	(3.69%	)[b]	14,210	0.74%	[a]	0.51%	[a]	(0.17%	)[a]
12/31/14[h]	11.71	0.30	(0.04)	0.26	(0.29)	(0.29)	(0.58)	11.39	2.17%	[b]	11,207	0.77%	[a]	0.51%	[a]	3.41%	[a]
Class R3
03/31/16[r]	$10.77	$0.16	$0.10	$0.26	$(0.21)	$(0.05)	$(0.26)	$10.77	2.41%	[b]	$32,692	0.95%	[a]	0.76%	[a]	3.05%	[a]
09/30/15[i]	11.39	(0.03)	(0.41)	(0.44)	-	(0.18)	(0.18)	10.77	(3.87%	)[b]	21,211	0.99%	[a]	0.76%	[a]	(0.37%	)[a]
12/31/14[h]	11.71	0.28	(0.04)	0.24	(0.27)	(0.29)	(0.56)	11.39	2.03%	[b]	11,676	1.02%	[a]	0.76%	[a]	3.15%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	21%	44%	41%	67%	82%	82%	12%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.48	$0.20	$0.15	$0.35	$(0.26)	$(0.17)	$(0.43)	$11.40	3.06%[b]	$8,735	0.06%[a]	0.04%[a]	3.43%[a]
09/30/15[i]	12.34	0.01	(0.54)	(0.53)	(0.33)	-	(0.33)	11.48	(4.32%)[b]	8,593	0.05%[a]	0.04%[a]	0.09%[a]
12/31/14[h]	12.33	0.53	(0.21)	0.32	(0.31)	-	(0.31)	12.34	2.58%[b]	46,447	0.05%[a]	0.04%[a]	5.68%[a]
Class R5
03/31/16[r]	$11.47	$0.11	$0.24	$0.35	$(0.25)	$(0.17)	$(0.42)	$11.40	3.07%[b]	$19,851	0.16%[a]	0.14%[a]	2.00%[a]
09/30/15[i]	12.33	0.03	(0.56)	(0.53)	(0.33)	-	(0.33)	11.47	(4.35%)[b]	7,984	0.15%[a]	0.14%[a]	0.32%[a]
12/31/14[h]	12.33	0.97	(0.66)	0.31	(0.31)	-	(0.31)	12.33	2.49%[b]	4,649	0.15%[a]	0.14%[a]	10.47%[a]
Service Class
03/31/16[r]	$11.49	$0.20	$0.14	$0.34	$(0.23)	$(0.17)	$(0.40)	$11.43	3.01%[b]	$155,929	0.26%[a]	0.24%[a]	3.47%[a]
09/30/15[i]	12.34	0.01	(0.56)	(0.55)	(0.30)	-	(0.30)	11.49	(4.48%)[b]	168,632	0.25%[a]	0.24%[a]	0.12%[a]
12/31/14	12.16	0.20	0.27	0.47	(0.29)	-	(0.29)	12.34	3.84%	189,123	0.24%	0.24%[k]	1.61%
12/31/13	10.55	0.21	1.62	1.83	(0.22)	-	(0.22)	12.16	17.50%	231,681	0.23%	0.23%[k]	1.80%
12/31/12	9.43	0.23	1.10	1.33	(0.21)	-	(0.21)	10.55	14.14%	178,323	0.13%	0.12%	2.23%
12/31/11	9.79	0.19	(0.37)	(0.18)	(0.18)	-	(0.18)	9.43	(1.78%)	114,389	0.11%	N/A	1.96%
12/31/10	8.74	0.14	1.07	1.21	(0.16)	-	(0.16)	9.79	14.18%	104,532	0.11%	N/A	1.56%
Administrative Class
03/31/16[r]	$11.47	$0.18	$0.15	$0.33	$(0.22)	$(0.17)	$(0.39)	$11.41	2.92%[b]	$130,385	0.36%[a]	0.34%[a]	3.14%[a]
09/30/15[i]	12.32	0.00 [d]	(0.55)	(0.55)	(0.30)	-	(0.30)	11.47	(4.51%)[b]	131,451	0.35%[a]	0.34%[a]	0.03%[a]
12/31/14	12.17	0.27	0.18	0.45	(0.30)	-	(0.30)	12.32	3.69%	142,437	0.34%	0.34%[k]	2.19%
12/31/13	10.55	0.22	1.60	1.82	(0.20)	-	(0.20)	12.17	17.47%	42,621	0.32%	0.32%[k]	1.89%
12/31/12	9.41	0.11	1.21	1.32	(0.18)	-	(0.18)	10.55	14.09%	27,380	0.21%	0.20%	1.05%
12/31/11	9.77	0.17	(0.35)	(0.18)	(0.18)	-	(0.18)	9.41	(1.83%)	60,388	0.18%	N/A	1.76%
12/31/10	8.73	0.15	1.05	1.20	(0.16)	-	(0.16)	9.77	14.01%	67,560	0.16%	N/A	1.72%
Class A
03/31/16[r]	$11.39	$0.17	$0.14	$0.31	$(0.19)	$(0.17)	$(0.36)	$11.34	2.73%[b]	$91,996	0.61%[a]	0.59%[a]	2.93%[a]
09/30/15[i]	12.22	(0.02)	(0.54)	(0.56)	(0.27)	-	(0.27)	11.39	(4.64%)[b]	95,333	0.60%[a]	0.59%[a]	(0.23%)[a]
12/31/14	12.05	0.17	0.24	0.41	(0.24)	-	(0.24)	12.22	3.41%	87,478	0.61%	0.61%[k]	1.37%
12/31/13	10.45	0.13	1.64	1.77	(0.17)	-	(0.17)	12.05	17.08%	92,034	0.67%	0.67%[k]	1.17%
12/31/12	9.34	0.14	1.13	1.27	(0.16)	-	(0.16)	10.45	13.66%	89,321	0.56%	0.56%[k]	1.42%
12/31/11	9.70	0.14	(0.36)	(0.22)	(0.14)	-	(0.14)	9.34	(2.22%)	86,264	0.53%	N/A	1.43%
12/31/10	8.67	0.11	1.05	1.16	(0.13)	-	(0.13)	9.70	13.61%	94,230	0.51%	N/A	1.25%
Class R4
03/31/16[r]	$11.30	$0.18	$0.12	$0.30	$(0.22)	$(0.17)	$(0.39)	$11.21	2.74%[b]	$49,864	0.51%[a]	0.49%[a]	3.18%[a]
09/30/15[i]	12.16	(0.01)	(0.53)	(0.54)	(0.32)	-	(0.32)	11.30	(4.53%)[b]	28,251	0.50%[a]	0.49%[a]	(0.07%)[a]
12/31/14[h]	12.20	0.33	(0.06)	0.27	(0.31)	-	(0.31)	12.16	2.19%[b]	17,613	0.50%[a]	0.49%[a]	3.51%[a]
Class R3
03/31/16[r]	$11.12	$0.15	$0.15	$0.30	$(0.19)	$(0.17)	$(0.36)	$11.06	2.66%[b]	$83,343	0.76%[a]	0.74%[a]	2.72%[a]
09/30/15[i]	11.99	(0.03)	(0.54)	(0.57)	(0.30)	-	(0.30)	11.12	(4.75%)[b]	61,026	0.75%[a]	0.74%[a]	(0.34%)[a]
12/31/14	11.90	0.37	0.02	0.39	(0.30)	-	(0.30)	11.99	3.27%	49,284	0.75%	0.75%[k]	3.07%
12/31/13	10.32	0.09	1.62	1.71	(0.13)	-	(0.13)	11.90	16.66%	2,938	0.97%	0.97%[k]	0.83%
12/31/12	9.26	0.13	1.10	1.23	(0.17)	-	(0.17)	10.32	13.31%	3,188	0.86%	0.86%[k]	1.29%
12/31/11	9.67	0.26	(0.50)	(0.24)	(0.17)	-	(0.17)	9.26	(2.45%)	2,584	0.84%	N/A	2.76%
12/31/10	8.64	0.08	1.05	1.13	(0.10)	-	(0.10)	9.67	13.31%	586	0.81%	N/A	0.94%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	15%	31%	33%	45%	54%	80%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.37	$0.19	$0.16	$0.35	$(0.24)	$(0.08)	$(0.32)	$11.40	3.07%	[b]	$7,696	0.13%	[a]	0.01%	[a]	3.32%	[a]
09/30/15[i]	12.18	0.02	(0.61)	(0.59)	-	(0.22)	(0.22)	11.37	(4.86%	)[b]	7,212	0.16%	[a]	0.01%	[a]	0.22%	[a]
12/31/14[h]	12.52	0.53	(0.21)	0.32	(0.34)	(0.32)	(0.66)	12.18	2.46%	[b]	14,248	0.21%	[a]	0.01%	[a]	5.58%	[a]
Class R5
03/31/16[r]	$11.35	$0.18	$0.17	$0.35	$(0.23)	$(0.08)	$(0.31)	$11.39	3.06%	[b]	$3,491	0.23%	[a]	0.11%	[a]	3.21%	[a]
09/30/15[i]	12.17	0.03	(0.63)	(0.60)	-	(0.22)	(0.22)	11.35	(4.95%	)[b]	4,161	0.26%	[a]	0.11%	[a]	0.34%	[a]
12/31/14[h]	12.52	1.68	(1.37)	0.31	(0.34)	(0.32)	(0.66)	12.17	2.38%	[b]	4,359	0.31%	[a]	0.11%	[a]	17.75%	[a]
Service Class
03/31/16[r]	$11.36	$0.17	$0.18	$0.35	$(0.22)	$(0.08)	$(0.30)	$11.41	3.07%	[b]	$25,059	0.33%	[a]	0.21%	[a]	3.07%	[a]
09/30/15[i]	12.19	0.03	(0.64)	(0.61)	-	(0.22)	(0.22)	11.36	(5.03%	)[b]	20,250	0.36%	[a]	0.21%	[a]	0.29%	[a]
12/31/14	12.36	0.18	0.28	0.46	(0.31)	(0.32)	(0.63)	12.19	3.64%		10,205	0.41%		0.21%		1.44%
12/31/13	10.96	0.32	1.90	2.22	(0.36)	(0.46)	(0.82)	12.36	20.38%		11,732	0.68%		0.20%		2.60%
12/31/12	9.97	0.27	1.22	1.49	(0.21)	(0.29)	(0.50)	10.96	15.02%		2,165	2.05%		0.10%		2.47%
12/31/11	10.85	0.22	(0.53)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.79%	)	885	4.29%		0.10%		2.02%
12/31/10[g]	10.00	0.16	0.86	1.02	(0.17)	-	(0.17)	10.85	10.25%	[b]	772	5.04%	[a]	0.10%	[a]	2.13%	[a]
Administrative Class
03/31/16[r]	$11.33	$0.17	$0.17	$0.34	$(0.21)	$(0.08)	$(0.29)	$11.38	2.97%	[b]	$32,739	0.43%	[a]	0.31%	[a]	3.02%	[a]
09/30/15[i]	12.17	0.01	(0.63)	(0.62)	-	(0.22)	(0.22)	11.33	(5.12%	)[b]	29,905	0.46%	[a]	0.31%	[a]	0.13%	[a]
12/31/14	12.36	0.38	0.06	0.44	(0.31)	(0.32)	(0.63)	12.17	3.52%		26,413	0.51%		0.31%		2.98%
12/31/13	10.96	0.31	1.90	2.21	(0.35)	(0.46)	(0.81)	12.36	20.33%		778	0.77%		0.25%		2.50%
12/31/12	9.97	0.23	1.26	1.49	(0.21)	(0.29)	(0.50)	10.96	14.97%		198	2.13%		0.15%		2.08%
12/31/11	10.85	0.20	(0.51)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.84%	)	125	4.36%		0.15%		1.86%
12/31/10[g]	10.00	0.16	0.86	1.02	(0.17)	-	(0.17)	10.85	10.21%	[b]	110	5.09%	[a]	0.15%	[a]	2.09%	[a]
Class A
03/31/16[r]	$11.23	$0.15	$0.17	$0.32	$(0.17)	$(0.08)	$(0.25)	$11.30	2.86%	[b]	$34,438	0.68%	[a]	0.56%	[a]	2.67%	[a]
09/30/15[i]	12.08	(0.01)	(0.62)	(0.63)	-	(0.22)	(0.22)	11.23	(5.24%	)[b]	33,389	0.71%	[a]	0.56%	[a]	(0.11%	)[a]
12/31/14	12.28	0.25	0.16	0.41	(0.29)	(0.32)	(0.61)	12.08	3.24%		16,826	0.78%		0.57%		2.00%
12/31/13	10.92	0.34	1.81	2.15	(0.33)	(0.46)	(0.79)	12.28	19.87%		6,827	1.12%		0.59%		2.81%
12/31/12	9.95	0.22	1.22	1.44	(0.18)	(0.29)	(0.47)	10.92	14.53%		1,604	2.49%		0.50%		2.04%
12/31/11	10.84	0.24	(0.59)	(0.35)	(0.18)	(0.36)	(0.54)	9.95	(3.16%	)	701	4.71%		0.50%		2.19%
12/31/10[g]	10.00	0.24	0.76	1.00	(0.16)	-	(0.16)	10.84	9.98%	[b]	249	5.44%	[a]	0.50%	[a]	3.10%	[a]
Class R4
03/31/16[r]	$11.22	$0.17	$0.16	$0.33	$(0.21)	$(0.08)	$(0.29)	$11.26	2.93%	[b]	$44,832	0.58%	[a]	0.46%	[a]	3.04%	[a]
09/30/15[i]	12.07	(0.00)[d]	(0.63)	(0.63)	-	(0.22)	(0.22)	11.22	(5.24%	)[b]	21,377	0.61%	[a]	0.46%	[a]	(0.01%	)[a]
12/31/14[h]	12.43	0.35	(0.08)	0.27	(0.31)	(0.32)	(0.63)	12.07	2.10%	[b]	16,483	0.66%	[a]	0.46%	[a]	3.67%	[a]
Class R3
03/31/16[r]	$11.20	$0.14	$0.17	$0.31	$(0.19)	$(0.08)	$(0.27)	$11.24	2.73%	[b]	$65,225	0.83%	[a]	0.71%	[a]	2.49%	[a]
09/30/15[i]	12.06	(0.01)	(0.63)	(0.64)	-	(0.22)	(0.22)	11.20	(5.33%	)[b]	41,950	0.86%	[a]	0.71%	[a]	(0.14%	)[a]
12/31/14[h]	12.43	0.33	(0.09)	0.24	(0.29)	(0.32)	(0.61)	12.06	1.90%	[b]	19,049	0.91%	[a]	0.71%	[a]	3.51%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	15%	34%	35%	55%	55%	66%	11%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

55

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.44	$0.18	$0.17	$0.35	$(0.24)	$(0.30)	$(0.54)	$11.25	3.13%[b]	$6,382	0.06%[a]	0.04%[a]	3.16%[a]
09/30/15[i]	12.51	0.01	(0.66)	(0.65)	-	(0.42)	(0.42)	11.44	(5.28%)[b]	6,087	0.05%[a]	0.04%[a]	0.10%[a]
12/31/14[h]	12.80	0.53	(0.22)	0.31	(0.57)	(0.03)	(0.60)	12.51	2.35%[b]	53,370	0.05%[a]	0.04%[a]	5.46%[a]
Class R5
03/31/16[r]	$11.42	$0.09	$0.25	$0.34	$(0.23)	$(0.30)	$(0.53)	$11.23	3.05%[b]	$22,658	0.16%[a]	0.14%[a]	1.55%[a]
09/30/15[i]	12.50	0.04	(0.70)	(0.66)	-	(0.42)	(0.42)	11.42	(5.36%)[b]	7,510	0.15%[a]	0.14%[a]	0.46%[a]
12/31/14[h]	12.80	1.10	(0.81)	0.29	(0.56)	(0.03)	(0.59)	12.50	2.26%[b]	4,324	0.15%[a]	0.14%[a]	11.40%[a]
Service Class
03/31/16[r]	$11.43	$0.18	$0.16	$0.34	$(0.22)	$(0.30)	$(0.52)	$11.25	3.01%[b]	$158,509	0.26%[a]	0.24%[a]	3.19%[a]
09/30/15[i]	12.52	0.02	(0.69)	(0.67)	-	(0.42)	(0.42)	11.43	(5.44%)[b]	173,384	0.25%[a]	0.24%[a]	0.23%[a]
12/31/14	12.64	0.20	0.25	0.45	(0.54)	(0.03)	(0.57)	12.52	3.51%	187,396	0.24%	0.24%[k]	1.59%
12/31/13	10.61	0.19	2.11	2.30	(0.27)	-	(0.27)	12.64	21.84%	209,824	0.23%	0.23%[k]	1.61%
12/31/12	9.34	0.21	1.23	1.44	(0.17)	-	(0.17)	10.61	15.55%	155,213	0.13%	0.12%	2.05%
12/31/11	9.81	0.17	(0.50)	(0.33)	(0.14)	-	(0.14)	9.34	(3.32%)	96,501	0.11%	N/A	1.75%
12/31/10	8.67	0.12	1.15	1.27	(0.13)	-	(0.13)	9.81	14.95%	86,541	0.11%	N/A	1.34%
Administrative Class
03/31/16[r]	$11.41	$0.16	$0.18	$0.34	$(0.21)	$(0.30)	$(0.51)	$11.24	2.99%[b]	$125,131	0.36%[a]	0.34%[a]	2.87%[a]
09/30/15[i]	12.51	0.01	(0.69)	(0.68)	-	(0.42)	(0.42)	11.41	(5.52%)[b]	126,584	0.35%[a]	0.34%[a]	0.13%[a]
12/31/14	12.64	0.28	0.15	0.43	(0.53)	(0.03)	(0.56)	12.51	3.40%	133,982	0.34%	0.34%[k]	2.14%
12/31/13	10.60	0.20	2.09	2.29	(0.25)	-	(0.25)	12.64	21.77%	46,490	0.32%	0.32%[k]	1.70%
12/31/12	9.32	0.11	1.32	1.43	(0.15)	-	(0.15)	10.60	15.44%	29,056	0.21%	0.21%[k]	1.10%
12/31/11	9.80	0.15	(0.49)	(0.34)	(0.14)	-	(0.14)	9.32	(3.47%)	52,742	0.18%	N/A	1.54%
12/31/10	8.65	0.12	1.16	1.28	(0.13)	-	(0.13)	9.80	15.03%	56,940	0.16%	N/A	1.40%
Class A
03/31/16[r]	$11.33	$0.15	$0.18	$0.33	$(0.18)	$(0.30)	$(0.48)	$11.18	2.91%[b]	$85,047	0.61%[a]	0.59%[a]	2.59%[a]
09/30/15[i]	12.45	(0.01)	(0.69)	(0.70)	-	(0.42)	(0.42)	11.33	(5.71%)[b]	83,067	0.60%[a]	0.59%[a]	(0.11%)[a]
12/31/14	12.57	0.16	0.24	0.40	(0.49)	(0.03)	(0.52)	12.45	3.12%	72,857	0.62%	0.61%	1.29%
12/31/13	10.51	0.12	2.10	2.22	(0.16)	-	(0.16)	12.57	21.31%	77,892	0.67%	0.67%[k]	1.06%
12/31/12	9.26	0.13	1.25	1.38	(0.13)	-	(0.13)	10.51	14.96%	71,053	0.56%	0.56%[k]	1.25%
12/31/11	9.72	0.12	(0.48)	(0.36)	(0.10)	-	(0.10)	9.26	(3.67%)	65,876	0.53%	N/A	1.19%
12/31/10	8.58	0.08	1.16	1.24	(0.10)	-	(0.10)	9.72	14.62%	73,960	0.51%	N/A	0.95%
Class R4
03/31/16[r]	$11.30	$0.15	$0.18	$0.33	$(0.21)	$(0.30)	$(0.51)	$11.12	2.98%[b]	$50,453	0.51%[a]	0.49%[a]	2.71%[a]
09/30/15[i]	12.41	0.00 [d]	(0.69)	(0.69)	-	(0.42)	(0.42)	11.30	(5.65%)[b]	22,738	0.50%[a]	0.49%[a]	0.03%[a]
12/31/14[h]	12.72	0.32	(0.07)	0.25	(0.53)	(0.03)	(0.56)	12.41	1.96%[b]	18,075	0.50%[a]	0.49%[a]	3.26%[a]
Class R3
03/31/16[r]	$11.16	$0.13	$0.17	$0.30	$(0.18)	$(0.30)	$(0.48)	$10.98	2.70%[b]	$91,649	0.76%[a]	0.74%[a]	2.39%[a]
09/30/15[i]	12.28	(0.02)	(0.68)	(0.70)	-	(0.42)	(0.42)	11.16	(5.79%)[b]	68,535	0.75%[a]	0.74%[a]	(0.24%)[a]
12/31/14	12.45	0.36	0.02	0.38	(0.52)	(0.03)	(0.55)	12.28	2.98%	57,469	0.76%	0.75%	2.81%
12/31/13	10.39	0.09	2.08	2.17	(0.11)	-	(0.11)	12.45	20.98%	3,573	0.97%	0.97%[k]	0.77%
12/31/12	9.19	0.10	1.24	1.34	(0.14)	-	(0.14)	10.39	14.64%	3,101	0.86%	0.86%[k]	0.98%
12/31/11	9.71	0.25	(0.64)	(0.39)	(0.13)	-	(0.13)	9.19	(3.95%)	2,793	0.84%	N/A	2.75%
12/31/10	8.58	0.06	1.14	1.20	(0.07)	-	(0.07)	9.71	14.18%	383	0.81%	N/A	0.65%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	14%	34%	31%	43%	55%	74%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

56

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.49	$0.17	$0.20	$0.37	$(0.23)	$(0.09)	$(0.32)	$11.54	3.18%	[b]	$4,773	0.18%	[a]	0.05%	[a]	2.97%	[a]
09/30/15[i]	12.44	0.01	(0.70)	(0.69)	-	(0.26)	(0.26)	11.49	(5.58%	)[b]	4,474	0.21%	[a]	0.05%	[a]	0.14%	[a]
12/31/14[h]	12.89	0.51	(0.19)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.37%	[b]	11,523	0.28%	[a]	0.05%	[a]	5.19%	[a]
Class R5
03/31/16[r]	$11.48	$0.17	$0.19	$0.36	$(0.22)	$(0.09)	$(0.31)	$11.53	3.09%	[b]	$2,793	0.28%	[a]	0.15%	[a]	2.88%	[a]
09/30/15[i]	12.44	0.03	(0.73)	(0.70)	-	(0.26)	(0.26)	11.48	(5.65%	)[b]	3,459	0.31%	[a]	0.15%	[a]	0.35%	[a]
12/31/14[h]	12.89	1.15	(0.83)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.36%	[b]	2,815	0.38%	[a]	0.15%	[a]	11.85%	[a]
Service Class
03/31/16[r]	$11.59	$0.16	$0.20	$0.36	$(0.21)	$(0.09)	$(0.30)	$11.65	3.07%	[b]	$17,772	0.38%	[a]	0.25%	[a]	2.71%	[a]
09/30/15[i]	12.56	0.03	(0.74)	(0.71)	-	(0.26)	(0.26)	11.59	(5.68%	)[b]	13,635	0.41%	[a]	0.25%	[a]	0.27%	[a]
12/31/14	12.83	0.14	0.33	0.47	(0.30)	(0.44)	(0.74)	12.56	3.53%		7,127	0.48%		0.24%		1.09%
12/31/13	11.00	0.30	2.20	2.50	(0.34)	(0.33)	(0.67)	12.83	22.88%		9,582	0.79%		0.20%		2.42%
12/31/12	9.96	0.26	1.29	1.55	(0.19)	(0.32)	(0.51)	11.00	15.64%		2,042	2.42%		0.10%		2.41%
12/31/11	10.89	0.20	(0.60)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.60%	)	936	4.17%		0.10%		1.81%
12/31/10[g]	10.00	0.14	0.91	1.05	(0.16)	-	(0.16)	10.89	10.46%	[b]	773	5.11%	[a]	0.10%	[a]	1.92%	[a]
Administrative Class
03/31/16[r]	$11.55	$0.15	$0.20	$0.35	$(0.19)	$(0.09)	$(0.28)	$11.62	3.04%	[b]	$22,802	0.48%	[a]	0.35%	[a]	2.62%	[a]
09/30/15[i]	12.53	0.01	(0.73)	(0.72)	-	(0.26)	(0.26)	11.55	(5.78%	)[b]	19,970	0.51%	[a]	0.35%	[a]	0.11%	[a]
12/31/14	12.83	0.39	0.06	0.45	(0.31)	(0.44)	(0.75)	12.53	3.38%		18,330	0.58%		0.35%		2.95%
12/31/13	11.00	0.32	2.18	2.50	(0.34)	(0.33)	(0.67)	12.83	22.85%		1,215	0.88%		0.26%		2.53%
12/31/12	9.96	0.19	1.35	1.54	(0.18)	(0.32)	(0.50)	11.00	15.58%		245	2.51%		0.15%		1.79%
12/31/11	10.89	0.18	(0.58)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.65%	)	155	4.24%		0.15%		1.63%
12/31/10[g]	10.00	0.14	0.90	1.04	(0.15)	-	(0.15)	10.89	10.42%	[b]	111	5.16%	[a]	0.15%	[a]	1.87%	[a]
Class A
03/31/16[r]	$11.45	$0.14	$0.20	$0.34	$(0.16)	$(0.09)	$(0.25)	$11.54	2.97%	[b]	$28,275	0.73%	[a]	0.60%	[a]	2.38%	[a]
09/30/15[i]	12.45	(0.01)	(0.73)	(0.74)	-	(0.26)	(0.26)	11.45	(5.97%	)[b]	25,646	0.76%	[a]	0.60%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.20	0.41	(0.27)	(0.44)	(0.71)	12.45	3.13%		11,968	0.85%		0.61%		1.64%
12/31/13	10.96	0.30	2.14	2.44	(0.32)	(0.33)	(0.65)	12.75	22.38%		6,248	1.23%		0.59%		2.44%
12/31/12	9.94	0.21	1.29	1.50	(0.16)	(0.32)	(0.48)	10.96	15.18%		1,335	2.86%		0.50%		1.97%
12/31/11	10.88	0.21	(0.65)	(0.44)	(0.16)	(0.34)	(0.50)	9.94	(3.96%	)	603	4.59%		0.50%		1.93%
12/31/10[g]	10.00	0.13	0.88	1.01	(0.13)	-	(0.13)	10.88	10.10%	[b]	146	5.51%	[a]	0.50%	[a]	1.78%	[a]
Class R4
03/31/16[r]	$11.45	$0.16	$0.18	$0.34	$(0.20)	$(0.09)	$(0.29)	$11.50	2.96%	[b]	$33,773	0.63%	[a]	0.50%	[a]	2.77%	[a]
09/30/15[i]	12.44	0.00 [d]	(0.73)	(0.73)	-	(0.26)	(0.26)	11.45	(5.90%	)[b]	14,047	0.66%	[a]	0.50%	[a]	0.03%	[a]
12/31/14[h]	12.89	0.32	(0.03)	0.29	(0.30)	(0.44)	(0.74)	12.44	2.15%	[b]	8,687	0.73%	[a]	0.50%	[a]	3.30%	[a]
Class R3
03/31/16[r]	$11.41	$0.12	$0.21	$0.33	$(0.17)	$(0.09)	$(0.26)	$11.48	2.85%	[b]	$46,301	0.88%	[a]	0.75%	[a]	2.17%	[a]
09/30/15[i]	12.42	(0.02)	(0.73)	(0.75)	-	(0.26)	(0.26)	11.41	(6.07%	)[b]	30,900	0.91%	[a]	0.75%	[a]	(0.20%	)[a]
12/31/14[h]	12.89	0.28	(0.03)	0.25	(0.28)	(0.44)	(0.72)	12.42	1.86%	[b]	16,061	0.98%	[a]	0.75%	[a]	2.89%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	12%	35%	31%	36%	52%	63%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

57

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.24	$0.16		$0.20	$0.36	$(0.23)	$(0.39)	$(0.62)	$10.98	3.22%[b]	$2,547	0.09%[a]	0.04%[a]	2.91%[a]
09/30/15[i]	12.41	0.00	[d]	(0.69)	(0.69)	-	(0.48)	(0.48)	11.24	(5.70%)[b]	2,611	0.08%[a]	0.04%[a]	0.05%[a]
12/31/14[h]	12.96	0.51		(0.18)	0.33	(0.51)	(0.37)	(0.88)	12.41	2.49%[b]	45,481	0.07%[a]	0.04%[a]	5.19%[a]
Class R5
03/31/16[r]	$11.23	$0.07		$0.29	$0.36	$(0.22)	$(0.39)	$(0.61)	$10.98	3.23%[b]	$10,772	0.19%[a]	0.14%[a]	1.22%[a]
09/30/15[i]	12.40	0.04		(0.73)	(0.69)	-	(0.48)	(0.48)	11.23	(5.71%)[b]	2,715	0.18%[a]	0.14%[a]	0.42%[a]
12/31/14[h]	12.96	0.97		(0.65)	0.32	(0.51)	(0.37)	(0.88)	12.40	2.39%[b]	1,772	0.17%[a]	0.14%[a]	9.89%[a]
Service Class
03/31/16[r]	$11.24	$0.16		$0.18	$0.34	$(0.20)	$(0.39)	$(0.59)	$10.99	3.08%[b]	$89,456	0.29%[a]	0.24%[a]	2.96%[a]
09/30/15[i]	12.42	0.02		(0.72)	(0.70)	-	(0.48)	(0.48)	11.24	(5.78%)[b]	101,768	0.28%[a]	0.24%[a]	0.19%[a]
12/31/14	12.81	0.18		0.28	0.46	(0.48)	(0.37)	(0.85)	12.42	3.54%	115,397	0.26%	0.24%	1.38%
12/31/13	10.66	0.17		2.28	2.45	(0.30)	-	(0.30)	12.81	23.20%	139,155	0.24%	0.24%[k]	1.44%
12/31/12	9.35	0.19		1.27	1.46	(0.15)	-	(0.15)	10.66	15.69%	108,556	0.13%	0.13%[k]	1.91%
12/31/11	9.85	0.15		(0.53)	(0.38)	(0.12)	-	(0.12)	9.35	(3.79%)	66,537	0.11%	N/A	1.55%
12/31/10	8.65	0.11		1.20	1.31	(0.11)	-	(0.11)	9.85	15.40%	61,781	0.11%	N/A	1.25%
Administrative Class
03/31/16[r]	$11.21	$0.15		$0.18	$0.33	$(0.19)	$(0.39)	$(0.58)	$10.96	3.00%[b]	$85,453	0.39%[a]	0.34%[a]	2.65%[a]
09/30/15[i]	12.40	0.01		(0.72)	(0.71)	-	(0.48)	(0.48)	11.21	(5.87%)[b]	85,749	0.38%[a]	0.34%[a]	0.11%[a]
12/31/14	12.80	0.26		0.19	0.45	(0.48)	(0.37)	(0.85)	12.40	3.44%	85,857	0.36%	0.34%	1.98%
12/31/13	10.65	0.20		2.24	2.44	(0.29)	-	(0.29)	12.80	23.07%	27,838	0.33%	0.33%[k]	1.67%
12/31/12	9.33	0.11		1.34	1.45	(0.13)	-	(0.13)	10.65	15.60%	14,301	0.21%	0.21%[k]	1.08%
12/31/11	9.84	0.14		(0.53)	(0.39)	(0.12)	-	(0.12)	9.33	(3.94%)	24,981	0.18%	N/A	1.44%
12/31/10	8.64	0.11		1.19	1.30	(0.10)	-	(0.10)	9.84	15.33%	25,886	0.16%	N/A	1.23%
Class A
03/31/16[r]	$11.12	$0.13		$0.20	$0.33	$(0.16)	$(0.39)	$(0.56)	$10.89	2.92%[b]	$51,080	0.64%[a]	0.59%[a]	2.36%[a]
09/30/15[i]	12.33	(0.01)		(0.72)	(0.73)	-	(0.48)	(0.48)	11.12	(6.07%)[b]	48,822	0.63%[a]	0.59%[a]	(0.13%)[a]
12/31/14	12.72	0.15		0.26	0.41	(0.43)	(0.37)	(0.80)	12.33	3.15%	42,940	0.63%	0.61%	1.14%
12/31/13	10.55	0.11		2.26	2.37	(0.20)	-	(0.20)	12.72	22.60%	47,265	0.68%	0.68%[k]	0.91%
12/31/12	9.25	0.12		1.29	1.41	(0.11)	-	(0.11)	10.55	15.28%	45,264	0.57%	0.56%	1.17%
12/31/11	9.75	0.10		(0.52)	(0.42)	(0.08)	-	(0.08)	9.25	(4.24%)	40,995	0.53%	N/A	1.08%
12/31/10	8.57	0.07		1.19	1.26	(0.08)	-	(0.08)	9.75	14.86%	44,328	0.51%	N/A	0.80%
Class R4
03/31/16[r]	$11.09	$0.14		$0.19	$0.33	$(0.20)	$(0.39)	$(0.59)	$10.83	2.97%[b]	$30,162	0.54%[a]	0.49%[a]	2.60%[a]
09/30/15[i]	12.28	0.00	[d]	(0.71)	(0.71)	-	(0.48)	(0.48)	11.09	(5.93%)[b]	16,356	0.53%[a]	0.49%[a]	0.02%[a]
12/31/14[h]	12.85	0.29		(0.01)	0.28	(0.48)	(0.37)	(0.85)	12.28	2.10%[b]	11,987	0.52%[a]	0.49%[a]	2.91%[a]
Class R3
03/31/16[r]	$10.94	$0.11		$0.20	$0.31	$(0.17)	$(0.39)	$(0.56)	$10.69	2.83%[b]	$40,803	0.79%[a]	0.74%[a]	2.13%[a]
09/30/15[i]	12.15	(0.02)		(0.71)	(0.73)	-	(0.48)	(0.48)	10.94	(6.16%)[b]	26,610	0.78%[a]	0.74%[a]	(0.25%)[a]
12/31/14	12.60	0.33		0.05	0.38	(0.46)	(0.37)	(0.83)	12.15	2.95%	21,517	0.78%	0.76%	2.57%
12/31/13	10.44	0.09		2.21	2.30	(0.14)	-	(0.14)	12.60	22.20%	3,531	0.98%	0.98%[k]	0.74%
12/31/12	9.19	0.09		1.28	1.37	(0.12)	-	(0.12)	10.44	14.91%	2,816	0.87%	0.86%	0.91%
12/31/11	9.74	0.23		(0.66)	(0.43)	(0.12)	-	(0.12)	9.19	(4.41%)	2,502	0.85%	N/A	2.53%
12/31/10	8.57	0.05		1.18	1.23	(0.06)	-	(0.06)	9.74	14.52%	286	0.81%	N/A	0.55%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	15%	35%	30%	45%	55%	75%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.53	$0.16	$0.23	$0.39	$(0.22)	$(0.10)	$(0.32)	$11.60	3.37%	[b]	$1,497	0.32%	[a]	0.02%	[a]	2.81%	[a]
09/30/15[i]	12.55	0.01	(0.73)	(0.72)	-	(0.30)	(0.30)	11.53	(5.85%	)[b]	1,399	0.37%	[a]	0.02%	[a]	0.09%	[a]
12/31/14[h]	12.98	0.47	(0.13)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.57%	[b]	6,636	0.51%	[a]	0.02%	[a]	4.80%	[a]
Class R5
03/31/16[r]	$11.52	$0.16	$0.22	$0.38	$(0.21)	$(0.10)	$(0.31)	$11.59	3.27%	[b]	$1,557	0.42%	[a]	0.12%	[a]	2.74%	[a]
09/30/15[i]	12.55	0.03	(0.76)	(0.73)	-	(0.30)	(0.30)	11.52	(5.93%	)[b]	1,637	0.47%	[a]	0.12%	[a]	0.32%	[a]
12/31/14[h]	12.98	1.17	(0.83)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.56%	[b]	1,673	0.61%	[a]	0.12%	[a]	11.87%	[a]
Service Class
03/31/16[r]	$11.52	$0.15	$0.23	$0.38	$(0.20)	$(0.10)	$(0.30)	$11.60	3.28%	[b]	$9,240	0.52%	[a]	0.22%	[a]	2.69%	[a]
09/30/15[i]	12.56	0.02	(0.76)	(0.74)	-	(0.30)	(0.30)	11.52	(6.00%	)[b]	8,282	0.57%	[a]	0.22%	[a]	0.26%	[a]
12/31/14	12.83	0.15	0.32	0.47	(0.29)	(0.45)	(0.74)	12.56	3.62%		5,342	0.72%		0.22%		1.17%
12/31/13	10.85	0.24	2.48	2.72	(0.32)	(0.42)	(0.74)	12.83	25.33%		5,499	1.28%		0.19%		1.92%
12/31/12	9.86	0.21	1.41	1.62	(0.16)	(0.47)	(0.63)	10.85	16.48%		1,408	3.75%		0.10%		1.95%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.17)	(0.43)	(0.60)	9.86	(4.53%	)	750	5.19%		0.10%		1.39%
12/31/10[g]	10.00	0.13	0.96	1.09	(0.13)	-	(0.13)	10.96	10.94%	[b]	777	5.15%	[a]	0.10%	[a]	1.69%	[a]
Administrative Class
03/31/16[r]	$11.50	$0.14	$0.23	$0.37	$(0.19)	$(0.10)	$(0.29)	$11.58	3.18%	[b]	$11,436	0.62%	[a]	0.32%	[a]	2.40%	[a]
09/30/15[i]	12.54	0.01	(0.75)	(0.74)	-	(0.30)	(0.30)	11.50	(6.01%	)[b]	9,250	0.67%	[a]	0.32%	[a]	0.15%	[a]
12/31/14	12.83	0.36	0.10	0.46	(0.30)	(0.45)	(0.75)	12.54	3.52%		6,304	0.81%		0.32%		2.76%
12/31/13	10.85	0.23	2.49	2.72	(0.32)	(0.42)	(0.74)	12.83	25.29%		322	1.37%		0.24%		1.86%
12/31/12	9.87	0.15	1.45	1.60	(0.15)	(0.47)	(0.62)	10.85	16.30%		127	3.84%		0.15%		1.40%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.16)	(0.43)	(0.59)	9.87	(4.48%	)	121	5.26%		0.15%		1.40%
12/31/10[g]	10.00	0.12	0.97	1.09	(0.13)	-	(0.13)	10.96	10.90%	[b]	111	5.20%	[a]	0.15%	[a]	1.64%	[a]
Class A
03/31/16[r]	$11.40	$0.13	$0.22	$0.35	$(0.16)	$(0.10)	$(0.26)	$11.49	3.02%	[b]	$15,995	0.87%	[a]	0.57%	[a]	2.22%	[a]
09/30/15[i]	12.46	(0.01)	(0.75)	(0.76)	-	(0.30)	(0.30)	11.40	(6.21%	)[b]	14,156	0.92%	[a]	0.57%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.21	0.42	(0.26)	(0.45)	(0.71)	12.46	3.28%		7,199	1.08%		0.58%		1.58%
12/31/13	10.81	0.22	2.44	2.66	(0.30)	(0.42)	(0.72)	12.75	24.79%		3,589	1.72%		0.59%		1.77%
12/31/12	9.84	0.18	1.39	1.57	(0.13)	(0.47)	(0.60)	10.81	16.02%		779	4.20%		0.50%		1.65%
12/31/11	10.95	0.19	(0.73)	(0.54)	(0.14)	(0.43)	(0.57)	9.84	(4.86%	)	331	5.61%		0.50%		1.78%
12/31/10[g]	10.00	0.11	0.95	1.06	(0.11)	-	(0.11)	10.95	10.58%	[b]	139	5.55%	[a]	0.50%	[a]	1.51%	[a]
Class R4
03/31/16[r]	$11.38	$0.14	$0.22	$0.36	$(0.19)	$(0.10)	$(0.29)	$11.45	3.15%	[b]	$18,671	0.77%	[a]	0.47%	[a]	2.49%	[a]
09/30/15[i]	12.43	0.00 [d]	(0.75)	(0.75)	-	(0.30)	(0.30)	11.38	(6.15%	)[b]	9,264	0.82%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	12.88	0.30	(0.01)	0.29	(0.29)	(0.45)	(0.74)	12.43	2.22%	[b]	5,315	0.96%	[a]	0.47%	[a]	3.10%	[a]
Class R3
03/31/16[r]	$11.36	$0.12	$0.21	$0.33	$(0.16)	$(0.10)	$(0.26)	$11.43	2.93%	[b]	$29,304	1.02%	[a]	0.72%	[a]	2.09%	[a]
09/30/15[i]	12.43	(0.02)	(0.75)	(0.77)	-	(0.30)	(0.30)	11.36	(6.31%	)[b]	17,369	1.07%	[a]	0.72%	[a]	(0.21%	)[a]
12/31/14[h]	12.88	0.29	(0.02)	0.27	(0.27)	(0.45)	(0.72)	12.43	2.10%	[b]	9,628	1.21%	[a]	0.72%	[a]	2.25%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	12%	32%	26%	39%	68%	56%	8%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

59

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c] ,j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$8.08	$0.11		$0.16	$0.27	$(0.15)	$(0.18)	$(0.33)	$8.02	3.37%	[b]	$1,264	0.21%	[a]	0.02%	[a]	2.65%	[a]
09/30/15[i]	8.96	0.00	[d]	(0.53)	(0.53)	-	(0.35)	(0.35)	8.08	(6.07%	)[b]	1,123	0.20%	[a]	0.02%	[a]	0.03%	[a]
12/31/14[h]	9.90	0.36		(0.09)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.57%	[b]	19,990	0.16%	[a]	0.02%	[a]	4.93%	[a]
Class R5
03/31/16[r]	$8.07	$0.03		$0.24	$0.27	$(0.15)	$(0.18)	$(0.33)	$8.01	3.29%	[b]	$7,397	0.31%	[a]	0.12%	[a]	0.70%	[a]
09/30/15[i]	8.96	0.02		(0.56)	(0.54)	-	(0.35)	(0.35)	8.07	(6.19%	)[b]	974	0.30%	[a]	0.12%	[a]	0.33%	[a]
12/31/14[h]	9.90	0.60		(0.33)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.56%	[b]	790	0.26%	[a]	0.12%	[a]	8.13%	[a]
Service Class
03/31/16[r]	$8.07	$0.11		$0.16	$0.27	$(0.14)	$(0.18)	$(0.32)	$8.02	3.29%	[b]	$36,449	0.41%	[a]	0.22%	[a]	2.66%	[a]
09/30/15[i]	8.97	0.01		(0.56)	(0.55)	-	(0.35)	(0.35)	8.07	(6.30%	)[b]	37,899	0.40%	[a]	0.22%	[a]	0.21%	[a]
12/31/14	9.79	0.12		0.25	0.37	(0.22)	(0.97)	(1.19)	8.97	3.59%		38,141	0.34%		0.22%		1.19%
12/31/13	8.48	0.14		1.99	2.13	(0.25)	(0.57)	(0.82)	9.79	25.48%		49,996	0.32%		0.18%		1.49%
12/31/12	7.71	0.16		1.08	1.24	(0.13)	(0.34)	(0.47)	8.48	16.22%		29,840	0.26%		0.10%		1.87%
12/31/11	8.67	0.13		(0.52)	(0.39)	(0.13)	(0.44)	(0.57)	7.71	(4.47%	)	18,945	0.29%		0.10%		1.53%
12/31/10	7.69	0.10		1.12	1.22	(0.10)	(0.14)	(0.24)	8.67	15.86%		14,974	0.30%		0.10%		1.25%
Administrative Class
03/31/16[r]	$8.06	$0.10		$0.17	$0.27	$(0.13)	$(0.18)	$(0.31)	$8.02	3.33%	[b]	$29,570	0.51%	[a]	0.32%	[a]	2.38%	[a]
09/30/15[i]	8.97	0.01		(0.57)	(0.56)	-	(0.35)	(0.35)	8.06	(6.41%	)[b]	27,378	0.50%	[a]	0.32%	[a]	0.13%	[a]
12/31/14	9.80	0.18		0.18	0.36	(0.22)	(0.97)	(1.19)	8.97	3.49%		23,872	0.45%		0.31%		1.81%
12/31/13	8.49	0.16		1.97	2.13	(0.25)	(0.57)	(0.82)	9.80	25.42%		9,648	0.41%		0.24%		1.64%
12/31/12	7.71	0.08		1.17	1.25	(0.13)	(0.34)	(0.47)	8.49	16.27%		3,994	0.34%		0.15%		0.93%
12/31/11	8.67	0.13		(0.52)	(0.39)	(0.13)	(0.44)	(0.57)	7.71	(4.51%	)	6,670	0.36%		0.15%		1.53%
12/31/10	7.69	0.11		1.11	1.22	(0.10)	(0.14)	(0.24)	8.67	15.82%		4,816	0.35%		0.15%		1.35%
Class A
03/31/16[r]	$8.01	$0.08		$0.17	$0.25	$(0.11)	$(0.18)	$(0.29)	$7.97	3.10%	[b]	$18,269	0.76%	[a]	0.57%	[a]	2.10%	[a]
09/30/15[i]	8.92	(0.01)		(0.55)	(0.56)	-	(0.35)	(0.35)	8.01	(6.44%	)[b]	16,516	0.75%	[a]	0.57%	[a]	(0.12%	)[a]
12/31/14	9.75	0.12		0.20	0.32	(0.18)	(0.97)	(1.15)	8.92	3.18%		12,039	0.71%		0.58%		1.25%
12/31/13	8.45	0.08		2.00	2.08	(0.21)	(0.57)	(0.78)	9.75	24.92%		9,721	0.76%		0.58%		0.80%
12/31/12	7.68	0.10		1.11	1.21	(0.10)	(0.34)	(0.44)	8.45	15.74%		8,644	0.70%		0.50%		1.23%
12/31/11	8.65	0.13		(0.55)	(0.42)	(0.11)	(0.44)	(0.55)	7.68	(4.75%	)	5,616	0.71%		0.50%		1.52%
12/31/10	7.69	0.08		1.09	1.17	(0.07)	(0.14)	(0.21)	8.65	15.27%		2,879	0.70%		0.50%		1.04%
Class R4
03/31/16[r]	$8.00	$0.09		$0.16	$0.25	$(0.13)	$(0.18)	$(0.31)	$7.94	3.09%	[b]	$16,913	0.66%	[a]	0.47%	[a]	2.28%	[a]
09/30/15[i]	8.91	0.00	[d]	(0.56)	(0.56)	-	(0.35)	(0.35)	8.00	(6.45%	)[b]	9,533	0.65%	[a]	0.47%	[a]	0.02%	[a]
12/31/14[h]	9.85	0.19		0.05	0.24	(0.21)	(0.97)	(1.18)	8.91	2.35%	[b]	7,133	0.61%	[a]	0.47%	[a]	2.57%	[a]
Class R3
03/31/16[r]	$7.94	$0.07		$0.18	$0.25	$(0.11)	$(0.18)	$(0.29)	$7.90	3.12%	[b]	$22,825	0.91%	[a]	0.72%	[a]	1.86%	[a]
09/30/15[i]	8.87	(0.02)		(0.56)	(0.58)	-	(0.35)	(0.35)	7.94	(6.71%	)[b]	14,173	0.90%	[a]	0.72%	[a]	(0.26%	)[a]
12/31/14	9.73	0.22		0.09	0.31	(0.20)	(0.97)	(1.17)	8.87	3.03%		11,800	0.88%		0.74%		2.24%
12/31/13	8.44	0.07		1.98	2.05	(0.19)	(0.57)	(0.76)	9.73	24.60%		2,487	1.06%		0.88%		0.71%
12/31/12	7.68	0.08		1.10	1.18	(0.08)	(0.34)	(0.42)	8.44	15.47%		1,767	1.00%		0.80%		0.93%
12/31/11	8.68	0.20		(0.66)	(0.46)	(0.10)	(0.44)	(0.54)	7.68	(5.23%	)	1,306	1.02%		0.80%		2.52%
12/31/10	7.71	0.04		1.11	1.15	(0.04)	(0.14)	(0.18)	8.68	14.97%		93	1.00%		0.80%		0.50%

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013	2012	2011	2010
Portfolio turnover rate	10%	47%	37%	45%	87%	80%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

60

MassMutual RetireSMART 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less Distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$9.59	$0.13	$0.20	$0.33	$(0.17)	$(0.06)	$(0.23)	$9.69	3.41%	[b]	$530	1.50%	[a]	0.00%	[a,e]	2.71%	[a]
09/30/15[i]	10.38	0.04	(0.67)	(0.63)	-	(0.16)	(0.16)	9.59	(6.11%	)[b]	466	2.58%	[a]	0.00%	[a,e]	0.54%	[a]
12/31/14[h]	10.62	0.19	0.09	0.28	(0.28)	(0.24)	(0.52)	10.38	2.60%	[b]	103	4.83%	[a]	0.00%	[a,e]	2.34%	[a]
Class R5
03/31/16[r]	$9.60	$0.12	$0.20	$0.32	$(0.17)	$(0.06)	$(0.23)	$9.69	3.30%	[b]	$437	1.60%	[a]	0.10%	[a]	2.53%	[a]
09/30/15[i]	10.40	0.03	(0.67)	(0.64)	-	(0.16)	(0.16)	9.60	(6.20%	)[b]	357	2.68%	[a]	0.10%	[a]	0.40%	[a]
12/31/14[h]	10.62	0.38	(0.10)	0.28	(0.26)	(0.24)	(0.50)	10.40	2.54%	[b]	268	4.93%	[a]	0.10%	[a]	4.65%	[a]
Service Class
03/31/16[r]	$9.62	$0.12	$0.19	$0.31	$(0.16)	$(0.06)	$(0.22)	$9.71	3.21%	[b]	$2,107	1.70%	[a]	0.20%	[a]	2.44%	[a]
09/30/15[i]	10.43	0.02	(0.67)	(0.65)	-	(0.16)	(0.16)	9.62	(6.28%	)[b]	1,442	2.78%	[a]	0.20%	[a]	0.27%	[a]
12/31/14	10.50	0.20	0.20	0.40	(0.23)	(0.24)	(0.47)	10.43	3.71%		1,069	4.78%		0.21%		1.89%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.56%	[b]	753	13.64%	[a]	0.23%	[a]	4.00%	[a]
Administrative Class
03/31/16[r]	$9.58	$0.11	$0.20	$0.31	$(0.15)	$(0.06)	$(0.21)	$9.68	3.24%	[b]	$1,617	1.80%	[a]	0.30%	[a]	2.31%	[a]
09/30/15[i]	10.40	0.02	(0.68)	(0.66)	-	(0.16)	(0.16)	9.58	(6.39%	)[b]	1,281	2.88%	[a]	0.30%	[a]	0.19%	[a]
12/31/14	10.50	0.32	0.06	0.38	(0.24)	(0.24)	(0.48)	10.40	3.52%		774	5.04%		0.30%		2.99%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.58%	[b]	108	13.74%	[a]	0.28%	[a]	3.95%	[a]
Class A
03/31/16[r]	$9.56	$0.10	$0.20	$0.30	$(0.13)	$(0.06)	$(0.19)	$9.67	3.14%	[b]	$3,422	2.05%	[a]	0.55%	[a]	2.15%	[a]
09/30/15[i]	10.39	(0.00)[d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.56	(6.49%	)[b]	3,109	3.13%	[a]	0.55%	[a]	(0.01%	)[a]
12/31/14	10.50	0.27	0.08	0.35	(0.22)	(0.24)	(0.46)	10.39	3.24%		638	5.26%		0.56%		2.52%
12/31/13[g]	10.00	0.11	0.64	0.75	(0.24)	(0.01)	(0.25)	10.50	7.47%	[b]	108	14.09%	[a]	0.63%	[a]	3.60%	[a]
Class R4
03/31/16[r]	$9.55	$0.12	$0.19	$0.31	$(0.15)	$(0.06)	$(0.21)	$9.65	3.19%	[b]	$3,228	1.95%	[a]	0.45%	[a]	2.42%	[a]
09/30/15[i]	10.38	0.00 [d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.55	(6.50%	)[b]	894	3.03%	[a]	0.45%	[a]	0.05%	[a]
12/31/14[h]	10.61	0.29	(0.04)	0.25	(0.24)	(0.24)	(0.48)	10.38	2.28%	[b]	720	5.28%	[a]	0.45%	[a]	3.59%	[a]
Class R3
03/31/16[r]	$9.53	$0.09	$0.20	$0.29	$(0.13)	$(0.06)	$(0.19)	$9.63	3.04%	[b]	$8,035	2.20%	[a]	0.70%	[a]	1.85%	[a]
09/30/15[i]	10.37	(0.01)	(0.67)	(0.68)	-	(0.16)	(0.16)	9.53	(6.60%	)[b]	3,842	3.28%	[a]	0.70%	[a]	(0.16%	)[a]
12/31/14[h]	10.61	0.25	(0.02)	0.23	(0.23)	(0.24)	(0.47)	10.37	2.10%	[b]	1,302	5.53%	[a]	0.70%	[a]	3.12%	[a]

	Six month ended March 31, 2016[b,r]	Period ended September 30, 2015[b]	Year ended December 31
			2014	2013
Portfolio turnover rate	12%	32%	26%	4%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period September 17, 2013 (commencement of operations) through December 31, 2013.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

61

MassMutual RetireSMART 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[g,r]	$10.00	$0.13	$(0.41)	$(0.28)	$(0.15)	$(0.15)	$9.57	(2.91%	)[b]	$9,137	2.78%	[a]	0.00%[a,e]		3.82%	[a]
Class R5
03/31/16[g,r]	$10.00	$0.12	$(0.40)	$(0.28)	$(0.15)	$(0.15)	$9.57	(3.03%	)[b]	$97	2.88%	[a]	0.10%	[a]	3.72%	[a]
Service Class
03/31/16[g,r]	$10.00	$0.12	$(0.40)	$(0.28)	$(0.15)	$(0.15)	$9.57	(3.04%	)[b]	$97	2.98%	[a]	0.20%	[a]	3.63%	[a]
Administrative Class
03/31/16[g,r]	$10.00	$0.12	$(0.41)	$(0.29)	$(0.15)	$(0.15)	$9.56	(3.05%	)[b]	$97	3.08%	[a]	0.30%	[a]	3.52%	[a]
Class A
03/31/16[g,r]	$10.00	$0.11	$(0.41)	$(0.30)	$(0.14)	$(0.14)	$9.56	(3.17%	)[b]	$97	3.33%	[a]	0.55%	[a]	3.27%	[a]
Class R4
03/31/16[g,r]	$10.00	$0.11	$(0.41)	$(0.30)	$(0.14)	$(0.14)	$9.56	(3.06%	)[b]	$97	3.23%	[a]	0.45%	[a]	3.38%	[a]
Class R3
03/31/16[g,r]	$10.00	$0.10	$(0.40)	$(0.30)	$(0.14)	$(0.14)	$9.56	(3.19%	)[b]	$97	3.48%	[a]	0.70%	[a]	3.13%	[a]

Period ended March 31, 2016[b,r]
Portfolio turnover rate for all share classes	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period November 23, 2015 (commencement of operations) through March 31, 2016.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

62

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 16 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

On May 13, 2015, the Board of Trustees (“Trustees”) approved a change in the fiscal year end of the Funds from December 31 to September 30. Accordingly, the Funds’ financial statements and related notes include information as of the nine month period ended September 30, 2015, and the year ended December 31, 2014.

Effective March 14, 2014, Class L shares of the MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM Retire SMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund merged into Class Y shares (now known as Administrative Class shares).

Effective April 1, 2014, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, and Class L shares were renamed Administrative Class shares for the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. Effective April 1, 2014, Class S shares were renamed Service Class shares, and Class Y shares were renamed Administrative Class shares for the MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund. Effective April 1, 2014, Class N shares were renamed Class R3 shares for the MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2040 Fund, and MM RetireSMART 2050 Fund.

The Funds invest all of their investable assets in shares of various funds advised by MML Investment Advisers, LLC (“MML Advisers”) or its affiliates. The financial statements included herein are those of the Funds. The financial statements of the applicable MassMutual Select Funds (“Select”), MassMutual Premier Funds (“Premier”) (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC, a wholly-owned, indirect subsidiary of Massachusetts

63

Notes to Financial Statements (Unaudited) (Continued)

Mutual Life Insurance Company (“MassMutual”)) and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual) are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each Fund are diversified and a shareholder’s interest is limited to the Select, Premier, Babson, or Oppenheimer Funds in which the shares are invested.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding underlying funds. Shares of the underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds explain the valuation methods for the underlying funds, including the circumstances under which the underlying funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2016. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The due to custodian amounts shown in the Statements of Assets and Liabilities approximate fair value, which would be categorized at Level 2, as of March 31, 2016.

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended March 31, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

64

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain underlying funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

65

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2010 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2015 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2060 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

66

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART Moderate Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Moderate Growth Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Growth Fund*	0.07%	0.17%	0.27%	0.37%	0.62%	0.52%	0.77%
MM RetireSMART In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART 2010 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2015 Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2017.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2016:

Total % of Ownership by Related Party
MM RetireSMART Conservative Fund	92.8%
MM RetireSMART Moderate Fund	85.8%
MM RetireSMART Moderate Growth Fund	91.7%
MM RetireSMART Growth Fund	81.9%
MM RetireSMART In Retirement Fund	56.2%

67

Notes to Financial Statements (Unaudited) (Continued)

Total % of Ownership by Related Party
MM RetireSMART 2010 Fund	57.0%
MM RetireSMART 2015 Fund	64.9%
MM RetireSMART 2020 Fund	68.8%
MM RetireSMART 2025 Fund	60.4%
MM RetireSMART 2030 Fund	71.3%
MM RetireSMART 2035 Fund	58.4%
MM RetireSMART 2040 Fund	71.4%
MM RetireSMART 2045 Fund	62.1%
MM RetireSMART 2050 Fund	65.8%
MM RetireSMART 2055 Fund	62.8%
MM RetireSMART 2060 Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales or investments in underlying funds (excluding short-term investments) for the period ended March 31, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM RetireSMART Conservative Fund	$-	$39,763,488	$-	$47,354,457
MM RetireSMART Moderate Fund	-	50,342,983	-	82,181,411
MM RetireSMART Moderate Growth Fund	-	41,773,007	-	56,727,795
MM RetireSMART Growth Fund	-	18,091,222	-	20,523,762
MM RetireSMART In Retirement Fund	-	24,494,633	-	21,149,658
MM RetireSMART 2010 Fund	-	24,689,292	-	22,055,288
MM RetireSMART 2015 Fund	-	44,052,282	-	20,488,451
MM RetireSMART 2020 Fund	-	131,966,474	-	80,011,207
MM RetireSMART 2025 Fund	-	89,232,241	-	28,836,840
MM RetireSMART 2030 Fund	-	140,125,553	-	73,232,989
MM RetireSMART 2035 Fund	-	65,056,416	-	16,458,214
MM RetireSMART 2040 Fund	-	81,176,628	-	46,119,776
MM RetireSMART 2045 Fund	-	37,286,119	-	8,783,240
MM RetireSMART 2050 Fund	-	41,246,890	-	12,450,808
MM RetireSMART 2055 Fund	-	10,297,166	-	1,835,493
MM RetireSMART 2060 Fund	-	11,007,442	-	510,583

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART Conservative Fund Class I*
Sold	91	$865	226	$2,211	21,403	$220,703
Issued as reinvestment of dividends	175	1,600	107	1,015	1,345	13,210
Redeemed	(7,844)	(72,439)	(3,153)	(30,935)	(1,792)	(18,440)

Net increase (decrease)	(7,578)	$(69,974)	(2,820)	$(27,709)	20,956	$215,473

68

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART Conservative Fund Class R5
Sold	874,530	$8,177,068	111,739	$1,098,728	176,459	$1,799,054
Issued as reinvestment of dividends	30,009	273,980	6,179	58,573	27,116	267,231
Redeemed	(206,676)	(1,880,950)	(78,388)	(770,998)	(106,831)	(1,094,662)

Net increase (decrease)	697,863	$6,570,098	39,530	$386,303	96,744	$971,623

MM RetireSMART Conservative Fund Service Class
Sold	82,252	$759,957	447,486	$4,366,605	1,283,149	$13,174,679
Issued as reinvestment of dividends	43,428	396,932	28,276	267,771	146,666	1,442,446
Redeemed	(1,366,688)	(12,642,938)	(651,841)	(6,383,522)	(487,083)	(5,021,944)

Net increase (decrease)	(1,241,008)	$(11,486,049)	(176,079)	$(1,749,146)	942,732	$9,595,181

MM RetireSMART Conservative Fund Administrative Class
Sold	411,768	$3,783,714	1,493,160	$14,645,478	1,050,901	$10,778,318
Issued as reinvestment of dividends	184,838	1,689,417	97,193	920,419	434,603	4,284,541
Redeemed	(1,248,033)	(11,415,393)	(1,362,201)	(13,246,648)	(1,238,202)	(12,630,622)

Net increase (decrease)	(651,427)	$(5,942,262)	228,152	$2,319,249	247,302	$2,432,237

MM RetireSMART Conservative Fund Class A
Sold	744,856	$6,892,435	1,252,870	$12,248,059	1,764,653	$18,080,578
Issued as reinvestment of dividends	293,508	2,685,597	175,787	1,662,941	859,177	8,484,531
Redeemed	(1,353,062)	(12,635,761)	(2,165,043)	(21,149,800)	(2,886,450)	(29,440,520)

Net increase (decrease)	(314,698)	$(3,057,729)	(736,386)	$(7,238,800)	(262,620)	$(2,875,411)

MM RetireSMART Conservative Fund Class R4*
Sold	208,381	$1,960,779	154,332	$1,475,615	9,833	$100,104
Issued as reinvestment of dividends	9,776	88,966	927	8,770	701	6,902
Redeemed	(42,968)	(388,761)	(5,918)	(56,434)	- ++	(4)

Net increase (decrease)	175,189	$1,660,984	149,341	$1,427,951	10,534	$107,002

MM RetireSMART Conservative Fund Class R3*
Sold	283,725	$2,573,591	150,187	$1,460,877	9,823	$100,002
Issued as reinvestment of dividends	5,928	53,885	1,530	14,427	681	6,705
Redeemed	(34,227)	(313,612)	(22,717)	(218,850)	- ++	(2)

Net increase (decrease)	255,426	$2,313,864	129,000	$1,256,454	10,504	$106,705

MM RetireSMART Moderate Fund Class I*
Sold	112	$1,177	945	$9,076	72,031	$786,271
Issued as reinvestment of dividends	1,987	17,783	1,734	16,165	7,096	70,128
Redeemed	(61,905)	(551,316)	(6,352)	(63,643)	(5,152)	(55,060)

Net increase (decrease)	(59,806)	$(532,356)	(3,673)	$(38,402)	73,975	$801,339

MM RetireSMART Moderate Fund Class R5
Sold	2,220,219	$20,228,274	178,421	$1,770,581	918,085	$9,870,276
Issued as reinvestment of dividends	126,180	1,129,310	68,049	633,533	271,406	2,720,164
Redeemed	(842,848)	(7,535,101)	(384,094)	(3,776,549)	(373,629)	(4,029,335)

Net increase (decrease)	1,503,551	$13,822,483	(137,624)	$(1,372,435)	815,862	$8,561,105

69

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Fund Service Class
Sold	103,845	$935,121	601,278	$5,782,450	2,480,903	$26,849,361
Issued as reinvestment of dividends	67,511	606,919	113,406	1,056,939	579,596	5,840,479
Redeemed	(3,000,886)	(27,366,171)	(1,752,913)	(17,403,351)	(1,014,251)	(10,905,599)

Net increase (decrease)	(2,829,530)	$(25,824,131)	(1,038,229)	$(10,563,962)	2,046,248	$21,784,241

MM RetireSMART Moderate Fund Administrative Class
Sold	639,358	$5,693,811	2,049,736	$20,407,393	1,785,050	$19,297,390
Issued as reinvestment of dividends	459,847	4,129,429	424,445	3,960,072	1,606,447	16,191,906
Redeemed	(3,229,177)	(29,025,325)	(2,487,460)	(24,321,698)	(3,456,747)	(37,066,628)

Net increase (decrease)	(2,129,972)	$(19,202,085)	(13,279)	$45,767	(65,250)	$(1,577,332)

MM RetireSMART Moderate Fund Class A
Sold	742,015	$6,665,083	1,414,820	$13,979,756	2,335,154	$25,076,427
Issued as reinvestment of dividends	533,516	4,801,648	545,238	5,087,070	2,248,364	22,701,240
Redeemed	(2,243,461)	(20,230,056)	(4,213,645)	(41,542,668)	(4,560,724)	(48,988,878)

Net increase (decrease)	(967,930)	$(8,763,325)	(2,253,587)	$(22,475,842)	22,794	$(1,211,211)

MM RetireSMART Moderate Fund Class R4*
Sold	209,567	$1,858,920	185,256	$1,825,943	9,278	$100,101
Issued as reinvestment of dividends	7,670	68,728	4,110	38,302	1,149	11,590
Redeemed	(39,806)	(354,147)	(14,433)	(145,561)	-	-

Net increase (decrease)	177,431	$1,573,501	174,933	$1,718,684	10,427	$111,691

MM RetireSMART Moderate Fund Class R3*
Sold	204,101	$1,878,207	583,508	$5,598,730	9,288	$100,200
Issued as reinvestment of dividends	22,235	199,003	8,375	77,976	1,130	11,389
Redeemed	(75,424)	(681,216)	(38,935)	(376,620)	-	-

Net increase (decrease)	150,912	$1,395,994	552,948	$5,300,086	10,418	$111,589

MM RetireSMART Moderate Growth Fund Class I*
Sold	141	$1,439	404	$4,088	28,935	$333,845
Issued as reinvestment of dividends	918	8,247	892	8,349	4,007	40,888
Redeemed	(23,781)	(209,800)	(42)	(432)	(1,244)	(14,198)

Net increase (decrease)	(22,722)	$(200,114)	1,254	$12,005	31,698	$360,535

MM RetireSMART Moderate Growth Fund Class R5
Sold	1,561,465	$14,248,520	128,053	$1,292,385	622,895	$7,068,893
Issued as reinvestment of dividends	75,455	677,586	38,895	364,060	140,965	1,461,070
Redeemed	(631,753)	(5,618,843)	(199,929)	(2,025,116)	(181,477)	(2,072,839)

Net increase (decrease)	1,005,167	$9,307,263	(32,981)	$(368,671)	582,383	$6,457,124

MM RetireSMART Moderate Growth Fund Service Class
Sold	92,929	$826,393	480,227	$4,651,136	1,260,511	$14,743,606
Issued as reinvestment of dividends	69,740	626,965	104,072	973,066	417,801	4,342,507
Redeemed	(1,667,527)	(15,206,998)	(643,720)	(6,531,424)	(403,107)	(4,561,767)

Net increase (decrease)	(1,504,858)	$(13,753,640)	(59,421)	$(907,222)	1,275,205	$14,524,346

70

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Growth Fund Administrative Class
Sold	547,597	$4,909,676	1,963,821	$19,924,085	2,231,233	$25,482,726
Issued as reinvestment of dividends	521,471	4,693,235	566,584	5,303,227	1,949,335	20,269,293
Redeemed	(2,720,111)	(24,198,223)	(2,013,105)	(20,061,670)	(2,262,041)	(25,753,722)

Net increase (decrease)	(1,651,043)	$(14,595,312)	517,300	$5,165,642	1,918,527	$19,998,297

MM RetireSMART Moderate Growth Fund Class A
Sold	956,220	$8,552,567	912,847	$9,273,963	1,166,541	$13,324,823
Issued as reinvestment of dividends	455,766	4,111,011	556,880	5,217,965	2,274,337	23,753,669
Redeemed	(1,876,190)	(17,064,796)	(3,401,915)	(34,304,597)	(4,003,034)	(45,110,526)

Net increase (decrease)	(464,204)	$(4,401,218)	(1,932,188)	$(19,812,669)	(562,156)	$(8,032,034)

MM RetireSMART Moderate Growth Fund Class R4*
Sold	146,288	$1,312,183	153,169	$1,553,391	8,728	$100,105
Issued as reinvestment of dividends	8,807	78,998	5,273	49,297	1,447	15,051
Redeemed	(46,130)	(412,505)	(5,538)	(57,141)	(1)	(4)

Net increase (decrease)	108,965	$978,676	152,904	$1,545,547	10,174	$115,152

MM RetireSMART Moderate Growth Fund Class R3*
Sold	259,272	$2,332,897	400,762	$4,033,027	8,728	$100,100
Issued as reinvestment of dividends	19,022	170,442	13,351	124,694	1,427	14,848
Redeemed	(56,689)	(517,202)	(9,901)	(93,017)	-	-

Net increase (decrease)	221,605	$1,986,137	404,212	$4,064,704	10,155	$114,948

MM RetireSMART Growth Fund Class I*
Sold	2,487	$24,909	18,261	$184,577	26,443	$326,092
Issued as reinvestment of dividends	1,671	15,895	692	6,884	3,463	38,125
Redeemed	(35,972)	(333,449)	(6,225)	(68,291)	(1,306)	(15,836)

Net increase (decrease)	(31,814)	$(292,645)	12,728	$123,170	28,600	$348,381

MM RetireSMART Growth Fund Class R5
Sold	537,048	$5,113,271	80,578	$885,472	199,372	$2,422,317
Issued as reinvestment of dividends	27,152	258,484	17,355	172,854	73,576	826,049
Redeemed	(227,726)	(2,140,268)	(240,785)	(2,641,182)	(104,128)	(1,261,888)

Net increase (decrease)	336,474	$3,231,487	(142,852)	$(1,582,856)	168,820	$1,986,478

MM RetireSMART Growth Fund Service Class
Sold	16,406	$159,758	90,908	$983,533	303,598	$3,757,132
Issued as reinvestment of dividends	11,524	109,820	23,868	237,486	75,870	850,044
Redeemed	(391,640)	(3,760,701)	(207,175)	(2,230,869)	(123,273)	(1,505,091)

Net increase (decrease)	(363,710)	$(3,491,123)	(92,399)	$(1,009,850)	256,195	$3,102,085

MM RetireSMART Growth Fund Administrative Class
Sold	336,551	$3,218,743	936,432	$10,241,008	1,039,641	$12,704,374
Issued as reinvestment of dividends	173,045	1,649,113	201,236	2,002,303	521,391	5,848,818
Redeemed	(1,120,930)	(10,690,246)	(766,257)	(8,157,581)	(759,278)	(9,204,038)

Net increase (decrease)	(611,334)	$(5,822,390)	371,411	$4,085,730	801,754	$9,349,154

71

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART Growth Fund Class A
Sold	521,909	$4,925,311	695,322	$7,568,409	1,169,791	$14,051,356
Issued as reinvestment of dividends	221,225	2,106,064	249,748	2,477,496	775,099	8,687,712
Redeemed	(663,201)	(6,391,369)	(1,303,807)	(14,271,384)	(1,412,795)	(16,914,860)

Net increase (decrease)	79,933	$640,006	(358,737)	$(4,225,479)	532,095	$5,824,208

MM RetireSMART Growth Fund Class R4*
Sold	107,701	$1,067,408	211,384	$2,335,558	8,178	$100,106
Issued as reinvestment of dividends	13,870	131,355	10,244	101,521	1,313	14,695
Redeemed	(120,452)	(1,106,173)	(6,214)	(61,095)	- ++	(4)

Net increase (decrease)	1,119	$92,590	215,414	$2,375,984	9,491	$114,797

MM RetireSMART Growth Fund Class R3*
Sold	190,195	$1,696,948	149,330	$1,592,248	8,188	$100,202
Issued as reinvestment of dividends	8,471	80,136	6,149	60,879	1,295	14,493
Redeemed	(51,295)	(451,955)	(4,911)	(52,486)	- ++	(2)

Net increase (decrease)	147,371	$1,325,129	150,568	$1,600,641	9,483	$114,693

MM RetireSMART In Retirement Fund Class I*
Sold	4,031	$42,497	234,860	$2,631,701	471,270	$5,331,349
Issued as reinvestment of dividends	-	-	1,718	18,091	10,583	117,788
Redeemed	(6,269)	(66,121)	(597,548)	(6,642,489)	(63,423)	(697,975)

Net increase (decrease)	(2,238)	$(23,624)	(360,970)	$(3,992,697)	418,430	$4,751,162

MM RetireSMART In Retirement Fund Class R5*
Sold	269,170	$2,802,053	39,350	$438,721	96,542	$1,062,851
Issued as reinvestment of dividends	-	-	1,902	20,063	231	2,570
Redeemed	(7,106)	(73,827)	(55,254)	(618,995)	(10,122)	(111,883)

Net increase (decrease)	262,064	$2,728,226	(14,002)	$(160,211)	86,651	$953,538

MM RetireSMART In Retirement Fund Service Class
Sold	198,974	$2,102,995	489,252	$5,404,862	1,198,977	$13,371,616
Issued as reinvestment of dividends	-	-	47,460	501,647	44,617	497,033
Redeemed	(707,710)	(7,411,411)	(630,768)	(7,046,535)	(1,672,038)	(18,829,429)

Net increase (decrease)	(508,736)	$(5,308,416)	(94,056)	$(1,140,026)	(428,444)	$(4,960,780)

MM RetireSMART In Retirement Fund Administrative Class**
Sold	145,666	$1,521,360	236,758	$2,633,996	820,253	$9,145,815
Issued — merger	-	-	-	-	1,674,318	18,400,755
Issued as reinvestment of dividends	-	-	72,388	765,142	75,879	845,297
Redeemed	(356,419)	(3,759,747)	(455,868)	(5,065,804)	(1,100,437)	(12,278,755)

Net increase (decrease)	(210,753)	$(2,238,387)	(146,722)	$(1,666,666)	1,470,013	$16,113,112

72

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART In Retirement Fund Class L**
Sold					71,884	$781,884
Issued as reinvestment of dividends					-	-
Redeemed					(215,489)	(2,363,164)
Redemptions-merger					(1,675,201)	(18,400,755)

Net increase (decrease)					(1,818,806)	$(19,982,035)

MM RetireSMART In Retirement Fund Class A
Sold	191,683	$1,977,431	335,693	$3,698,050	330,578	$3,636,848
Issued as reinvestment of dividends	-	-	43,561	458,259	37,747	418,614
Redeemed	(155,843)	(1,627,917)	(321,271)	(3,543,695)	(392,887)	(4,313,073)

Net increase (decrease)	35,840	$349,514	57,983	$612,614	(24,562)	$(257,611)

MM RetireSMART In Retirement Fund Class R4*
Sold	572,352	$5,978,037	379,054	$4,174,334	203,464	$2,262,293
Issued as reinvestment of dividends	-	-	10,220	106,699	3,402	37,529
Redeemed	(421,584)	(4,392,057)	(130,465)	(1,437,033)	(46,066)	(503,993)

Net increase (decrease)	150,768	$1,585,980	258,809	$2,844,000	160,800	$1,795,829

MM RetireSMART In Retirement Fund Class R3
Sold	609,181	$6,290,513	399,190	$4,255,798	750,328	$8,271,678
Issued as reinvestment of dividends	-	-	16,123	167,521	6,563	72,198
Redeemed	(317,477)	(3,269,131)	(74,314)	(800,890)	(297,685)	(3,267,657)

Net increase (decrease)	291,704	$3,021,382	340,999	$3,622,429	459,206	$5,076,219

MM RetireSMART 2010 Fund Class I*
Sold	2,192	$24,065	120,065	$1,438,019	984,318	$11,912,199
Issued as reinvestment of dividends	-	-	2,041	22,681	27,013	320,644
Redeemed	(9,052)	(101,924)	(1,032,712)	(12,270,453)	(45,249)	(532,185)

Net increase (decrease)	(6,860)	$(77,859)	(910,606)	$(10,809,753)	966,082	$11,700,658

MM RetireSMART 2010 Fund Class R5*
Sold	130,830	$1,442,918	65,405	$780,414	196,048	$2,315,218
Issued as reinvestment of dividends	-	-	4,753	53,238	256	3,036
Redeemed	(50,375)	(566,196)	(35,961)	(423,022)	(63,933)	(752,496)

Net increase (decrease)	80,455	$876,722	34,197	$410,630	132,371	$1,565,758

MM RetireSMART 2010 Fund Service Class
Sold	376,181	$4,232,426	913,123	$10,788,781	1,133,566	$13,504,306
Issued as reinvestment of dividends	-	-	71,493	802,865	76,851	913,758
Redeemed	(669,404)	(7,446,638)	(1,081,985)	(12,914,208)	(3,930,146)	(47,382,818)

Net increase (decrease)	(293,223)	$(3,214,212)	(97,369)	$(1,322,562)	(2,719,729)	$(32,964,754)

73

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2010 Fund Administrative Class**
Sold	185,545	$2,082,823	131,120	$1,552,609	1,267,479	$15,070,147
Issued — merger	-	-	-	-	693,198	8,124,286
Issued as reinvestment of dividends	-	-	47,140	528,443	51,856	616,051
Redeemed	(338,825)	(3,763,580)	(548,383)	(6,525,549)	(902,623)	(10,821,421)

Net increase (decrease)	(153,280)	$(1,680,757)	(370,123)	$(4,444,497)	1,109,910	$12,989,063

MM RetireSMART 2010 Fund Class L**
Sold					42,085	$484,737
Issued as reinvestment of dividends					-	-
Redeemed					(242,600)	(2,848,017)
Redemptions-merger					(695,084)	(8,124,286)

Net increase (decrease)					(895,599)	$(10,487,566)

MM RetireSMART 2010 Fund Class A
Sold	153,322	$1,673,000	938,774	$10,968,928	656,545	$7,640,087
Issued as reinvestment of dividends	-	-	58,244	648,843	49,768	587,758
Redeemed	(330,555)	(3,615,676)	(657,302)	(7,675,882)	(787,384)	(9,219,491)

Net increase (decrease)	(177,233)	$(1,942,676)	339,716	$3,941,889	(81,071)	$(991,646)

MM RetireSMART 2010 Fund Class R4*
Sold	555,243	$6,159,656	98,121	$1,118,929	176,158	$2,103,886
Issued as reinvestment of dividends	-	-	5,860	64,810	5,061	59,476
Redeemed	(270,785)	(2,993,771)	(21,234)	(245,807)	(15,240)	(178,870)

Net increase (decrease)	284,458	$3,165,885	82,747	$937,932	165,979	$1,984,492

MM RetireSMART 2010 Fund Class R3
Sold	323,122	$3,515,462	560,075	$6,531,866	823,840	$9,674,436
Issued as reinvestment of dividends	-	-	23,423	256,710	17,913	208,865
Redeemed	(167,681)	(1,794,743)	(446,822)	(5,180,180)	(235,529)	(2,731,399)

Net increase (decrease)	155,441	$1,720,719	136,676	$1,608,396	606,224	$7,151,902

MM RetireSMART 2015 Fund Class I*
Sold	17,687	$193,284	470,066	$5,546,598	555,197	$6,688,553
Issued as reinvestment of dividends	9,754	104,948	5,773	64,252	25,237	294,176
Redeemed	(33,241)	(366,465)	(653,323)	(7,636,499)	(48,690)	(580,562)

Net increase (decrease)	(5,800)	$(68,233)	(177,484)	$(2,025,649)	531,744	$6,402,167

MM RetireSMART 2015 Fund Class R5*
Sold	7,549	$80,812	85,513	$1,001,768	125,450	$1,499,716
Issued as reinvestment of dividends	3,600	38,738	2,205	24,521	4,383	50,716
Redeemed	(27,742)	(303,177)	(45,337)	(527,404)	(27,284)	(315,173)

Net increase (decrease)	(16,593)	$(183,627)	42,381	$498,885	102,549	$1,235,259

MM RetireSMART 2015 Fund Service Class
Sold	382,603	$4,252,899	427,645	$4,991,932	505,670	$6,059,319
Issued as reinvestment of dividends	28,879	311,318	14,341	159,611	35,478	415,203
Redeemed	(266,843)	(2,879,891)	(281,300)	(3,294,147)	(724,564)	(8,717,313)

Net increase (decrease)	144,639	$1,684,326	160,686	$1,857,396	(183,416)	$(2,242,791)

74

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2015 Fund Administrative Class**
Sold	564,508	$6,190,478	251,844	$2,812,508	828,050	$9,992,648
Issued — merger	-	-	-	-	325,521	3,805,341
Issued as reinvestment of dividends	32,424	348,230	12,697	140,813	45,764	533,655
Redeemed	(319,814)	(3,458,452)	(270,478)	(3,158,153)	(256,988)	(3,085,554)

Net increase (decrease)	277,118	$3,080,256	(5,937)	$(204,832)	942,347	$11,246,090

MM RetireSMART 2015 Fund Class L**
Sold					30,758	$357,694
Issued as reinvestment of dividends					-	-
Redeemed					(7,396)	(86,699)
Redemptions-merger					(326,267)	(3,805,341)

Net increase (decrease)					(302,905)	$(3,534,346)

MM RetireSMART 2015 Fund Class A
Sold	136,366	$1,436,573	1,566,546	$17,950,840	496,455	$5,813,922
Issued as reinvestment of dividends	35,010	373,915	31,143	342,266	39,850	461,666
Redeemed	(399,512)	(4,260,695)	(744,206)	(8,502,203)	(158,941)	(1,883,988)

Net increase (decrease)	(228,136)	$(2,450,207)	853,483	$9,790,903	377,364	$4,391,600

MM RetireSMART 2015 Fund Class R4*
Sold	1,367,283	$15,050,021	706,524	$8,040,315	1,031,610	$12,333,565
Issued as reinvestment of dividends	57,749	614,445	20,644	226,876	45,236	523,439
Redeemed	(658,500)	(7,081,893)	(393,988)	(4,509,426)	(93,062)	(1,111,406)

Net increase (decrease)	766,532	$8,582,573	333,180	$3,757,765	983,784	$11,745,598

MM RetireSMART 2015 Fund Class R3*
Sold	1,373,686	$14,762,980	1,326,833	$15,292,419	1,156,365	$13,734,336
Issued as reinvestment of dividends	62,981	669,484	30,971	339,749	43,053	497,926
Redeemed	(371,479)	(3,928,821)	(413,826)	(4,768,737)	(174,323)	(2,075,552)

Net increase (decrease)	1,065,188	$11,503,643	943,978	$10,863,431	1,025,095	$12,156,710

MM RetireSMART 2020 Fund Class I*
Sold	34,870	$398,291	1,229,719	$15,554,850	3,981,550	$50,168,191
Issued as reinvestment of dividends	28,439	321,072	20,327	238,640	73,742	923,254
Redeemed	(45,471)	(515,466)	(4,265,744)	(53,350,236)	(291,406)	(3,631,326)

Net increase (decrease)	17,838	$203,897	(3,015,698)	$(37,556,746)	3,763,886	$47,460,119

MM RetireSMART 2020 Fund Class R5*
Sold	1,121,325	$12,457,767	376,669	$4,726,542	395,370	$4,903,153
Issued as reinvestment of dividends	25,317	285,578	18,769	220,162	202	2,533
Redeemed	(100,837)	(1,127,703)	(76,495)	(953,472)	(18,678)	(230,546)

Net increase (decrease)	1,045,805	$11,615,642	318,943	$3,993,232	376,894	$4,675,140

MM RetireSMART 2020 Fund Service Class
Sold	2,116,770	$24,203,150	2,760,420	$34,476,712	5,847,266	$73,016,945
Issued as reinvestment of dividends	517,599	5,859,222	371,207	4,361,683	336,572	4,217,250
Redeemed	(3,659,504)	(41,158,068)	(3,789,775)	(47,691,543)	(9,906,530)	(125,224,672)

Net increase (decrease)	(1,025,135)	$(11,095,696)	(658,148)	$(8,853,148)	(3,722,692)	$(47,990,477)

75

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2020 Fund Administrative Class**
Sold	1,220,056	$13,929,550	1,403,001	$17,447,917	4,192,203	$52,043,174
Issued — merger	-	-	-	-	7,060,577	85,997,834
Issued as reinvestment of dividends	395,102	4,464,652	288,457	3,383,595	255,608	3,197,654
Redeemed	(1,645,640)	(18,620,953)	(1,794,471)	(22,244,442)	(3,446,104)	(43,187,428)

Net increase (decrease)	(30,482)	$(226,751)	(103,013)	$(1,412,930)	8,062,284	$98,051,234

MM RetireSMART 2020 Fund Class L**
Sold					294,436	$3,578,099
Issued as reinvestment of dividends					-	-
Redeemed					(576,688)	(7,064,234)
Redemptions-merger					(7,062,534)	(85,997,834)

Net increase (decrease)					(7,344,786)	$(89,483,969)

MM RetireSMART 2020 Fund Class A
Sold	657,784	$7,271,826	2,572,369	$31,543,056	1,848,898	$22,546,263
Issued as reinvestment of dividends	260,606	2,929,212	193,744	2,257,123	157,924	1,961,413
Redeemed	(1,178,346)	(13,104,148)	(1,553,190)	(19,011,643)	(2,487,819)	(30,435,588)

Net increase (decrease)	(259,956)	$(2,903,110)	1,212,923	$14,788,536	(480,997)	$(5,927,912)

MM RetireSMART 2020 Fund Class R4*
Sold	2,737,780	$31,405,890	1,430,477	$17,629,953	1,514,712	$18,810,236
Issued as reinvestment of dividends	149,436	1,660,239	65,503	756,557	28,571	353,136
Redeemed	(941,582)	(10,447,432)	(442,968)	(5,431,129)	(95,111)	(1,158,738)

Net increase (decrease)	1,945,634	$22,618,697	1,053,012	$12,955,381	1,448,172	$18,004,634

MM RetireSMART 2020 Fund Class R3
Sold	2,640,609	$29,388,396	2,462,985	$29,801,714	4,215,823	$51,477,606
Issued as reinvestment of dividends	214,597	2,354,133	136,481	1,553,156	84,044	1,024,492
Redeemed	(803,883)	(8,903,897)	(1,225,151)	(14,771,910)	(435,489)	(5,243,860)

Net increase (decrease)	2,051,323	$22,838,632	1,374,315	$16,582,960	3,864,378	$47,258,238

MM RetireSMART 2025 Fund Class I*
Sold	43,555	$492,864	1,126,325	$14,095,303	1,174,937	$15,025,196
Issued as reinvestment of dividends	17,845	202,186	11,459	133,615	57,185	707,614
Redeemed	(21,039)	(234,690)	(1,673,449)	(20,834,206)	(61,903)	(782,188)

Net increase (decrease)	40,361	$460,360	(535,665)	$(6,605,288)	1,170,219	$14,950,622

MM RetireSMART 2025 Fund Class R5*
Sold	16,026	$180,236	87,892	$1,097,727	370,632	$4,749,576
Issued as reinvestment of dividends	9,667	109,428	6,680	77,760	15,383	188,650
Redeemed	(85,903)	(974,092)	(86,083)	(1,059,795)	(27,805)	(345,438)

Net increase (decrease)	(60,210)	$(684,428)	8,489	$115,692	358,210	$4,592,788

MM RetireSMART 2025 Fund Service Class
Sold	949,464	$10,676,904	1,226,119	$15,138,621	1,456,698	$18,575,778
Issued as reinvestment of dividends	50,138	568,565	32,824	382,732	37,998	470,031
Redeemed	(584,992)	(6,628,035)	(313,539)	(3,900,309)	(1,607,037)	(20,416,000)

Net increase (decrease)	414,610	$4,617,434	945,404	$11,621,044	(112,341)	$(1,370,191)

76

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2025 Fund Administrative Class**
Sold	690,039	$7,620,854	568,333	$6,894,887	1,660,843	$21,189,430
Issued — merger	-	-	-	-	694,885	8,581,825
Issued as reinvestment of dividends	70,258	795,318	46,320	538,705	101,695	1,258,814
Redeemed	(523,601)	(5,732,953)	(146,141)	(1,812,740)	(349,840)	(4,410,352)

Net increase (decrease)	236,696	$2,683,219	468,512	$5,620,852	2,107,583	$26,619,717

MM RetireSMART 2025 Fund Class L**
Sold					110,292	$1,334,271
Issued as reinvestment of dividends					-	-
Redeemed					(2,443)	(29,752)
Redemptions-merger					(696,463)	(8,581,825)

Net increase (decrease)					(588,614)	$(7,277,306)

MM RetireSMART 2025 Fund Class A
Sold	644,676	$6,988,464	2,264,366	$27,471,110	973,194	$12,078,753
Issued as reinvestment of dividends	62,401	701,382	57,932	667,376	62,670	768,954
Redeemed	(632,588)	(6,970,631)	(741,225)	(9,030,908)	(198,930)	(2,467,312)

Net increase (decrease)	74,489	$719,215	1,581,073	$19,107,578	836,934	$10,380,395

MM RetireSMART 2025 Fund Class R4*
Sold	3,060,910	$35,090,254	1,127,262	$13,680,157	1,357,552	$17,219,117
Issued as reinvestment of dividends	95,708	1,071,928	33,259	383,137	57,918	709,859
Redeemed	(1,080,724)	(12,062,698)	(621,777)	(7,648,965)	(49,595)	(634,962)

Net increase (decrease)	2,075,894	$24,099,484	538,744	$6,414,329	1,365,875	$17,294,014

MM RetireSMART 2025 Fund Class R3*
Sold	2,525,365	$28,265,566	2,596,975	$31,764,268	1,777,283	$22,513,617
Issued as reinvestment of dividends	110,055	1,231,519	68,179	783,374	70,626	865,260
Redeemed	(580,526)	(6,533,608)	(497,492)	(6,086,025)	(268,603)	(3,408,270)

Net increase (decrease)	2,054,894	$22,963,477	2,167,662	$26,461,617	1,579,306	$19,970,607

MM RetireSMART 2030 Fund Class I*
Sold	35,717	$400,929	1,055,855	$13,559,976	4,370,280	$57,233,373
Issued as reinvestment of dividends	26,072	292,273	17,379	204,551	180,564	2,306,343
Redeemed	(26,598)	(298,548)	(4,806,399)	(61,226,439)	(285,645)	(3,679,605)

Net increase (decrease)	35,191	$394,654	(3,733,165)	$(47,461,912)	4,265,199	$55,860,111

MM RetireSMART 2030 Fund Class R5*
Sold	1,473,221	$16,119,112	340,582	$4,386,355	365,976	$4,749,759
Issued as reinvestment of dividends	29,405	329,044	22,566	264,925	10,120	127,579
Redeemed	(142,988)	(1,614,401)	(51,361)	(653,534)	(30,113)	(386,089)

Net increase (decrease)	1,359,638	$14,833,755	311,787	$3,997,746	345,983	$4,491,249

MM RetireSMART 2030 Fund Service Class
Sold	2,033,393	$23,325,938	3,477,291	$44,190,338	6,795,051	$87,735,356
Issued as reinvestment of dividends	704,985	7,902,884	523,198	6,152,806	629,640	8,058,384
Redeemed	(3,821,719)	(42,594,294)	(3,799,080)	(49,028,278)	(9,051,023)	(118,726,123)

Net increase (decrease)	(1,083,341)	$(11,365,472)	201,409	$1,314,866	(1,626,332)	$(22,932,383)

77

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2030 Fund Administrative Class**
Sold	923,560	$10,082,500	1,604,758	$20,286,961	3,957,649	$51,156,732
Issued — merger	-	-	-	-	5,823,603	73,493,866
Issued as reinvestment of dividends	491,551	5,510,285	382,462	4,490,101	433,771	5,545,649
Redeemed	(1,375,742)	(15,305,284)	(1,604,507)	(20,370,033)	(3,184,462)	(41,537,418)

Net increase (decrease)	39,369	$287,501	382,713	$4,407,029	7,030,561	$88,658,829

MM RetireSMART 2030 Fund Class L**
Sold					250,553	$3,170,966
Issued as reinvestment of dividends					-	-
Redeemed					(261,550)	(3,319,128)
Redemptions-merger					(5,814,810)	(73,493,866)

Net increase (decrease)					(5,825,807)	$(73,642,028)

MM RetireSMART 2030 Fund Class A
Sold	789,471	$8,550,782	2,210,586	$27,670,869	1,554,151	$19,761,588
Issued as reinvestment of dividends	308,997	3,445,320	262,300	3,058,421	251,882	3,213,071
Redeemed	(818,630)	(9,143,498)	(994,994)	(12,333,127)	(2,148,979)	(27,310,200)

Net increase (decrease)	279,838	$2,852,604	1,477,892	$18,396,163	(342,946)	$(4,335,541)

MM RetireSMART 2030 Fund Class R4*
Sold	3,076,221	$35,132,566	911,977	$11,475,822	1,492,591	$19,368,323
Issued as reinvestment of dividends	171,978	1,907,241	70,466	819,514	59,562	756,014
Redeemed	(721,109)	(8,109,234)	(427,317)	(5,348,908)	(95,911)	(1,232,061)

Net increase (decrease)	2,527,090	$28,930,573	555,126	$6,946,428	1,456,242	$18,892,276

MM RetireSMART 2030 Fund Class R3
Sold	2,656,341	$29,501,051	2,547,575	$31,440,769	4,660,267	$59,457,723
Issued as reinvestment of dividends	318,015	3,485,448	207,833	2,385,918	188,602	2,367,697
Redeemed	(774,200)	(8,533,116)	(1,293,330)	(16,037,831)	(454,165)	(5,695,650)

Net increase (decrease)	2,200,156	$24,453,383	1,462,078	$17,788,856	4,394,704	$56,129,770

MM RetireSMART 2035 Fund Class I*
Sold	28,394	$324,603	800,918	$10,216,055	928,143	$12,209,460
Issued as reinvestment of dividends	10,681	123,043	8,022	94,983	51,489	652,997
Redeemed	(14,960)	(174,410)	(1,345,687)	(17,154,141)	(53,570)	(701,831)

Net increase (decrease)	24,115	$273,236	(536,747)	$(6,843,103)	926,062	$12,160,626

MM RetireSMART 2035 Fund Class R5*
Sold	13,636	$154,721	96,637	$1,238,968	236,048	$3,101,524
Issued as reinvestment of dividends	7,635	87,880	6,364	75,232	10,472	131,390
Redeemed	(80,558)	(924,281)	(27,941)	(349,188)	(20,146)	(262,598)

Net increase (decrease)	(59,287)	$(681,680)	75,060	$965,012	226,374	$2,970,316

MM RetireSMART 2035 Fund Service Class
Sold	555,454	$6,440,203	704,166	$8,919,096	800,799	$10,518,456
Issued as reinvestment of dividends	34,101	396,598	24,489	292,394	29,250	373,998
Redeemed	(241,065)	(2,806,972)	(119,328)	(1,519,680)	(1,009,639)	(13,363,340)

Net increase (decrease)	348,490	$4,029,829	609,327	$7,691,810	(179,590)	$(2,470,886)

78

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2035 Fund Administrative Class**
Sold	472,131	$5,215,001	391,500	$4,896,297	1,274,914	$16,813,493
Issued — merger	-	-	-	-	414,049	5,295,683
Issued as reinvestment of dividends	42,365	491,852	35,053	417,126	78,251	999,285
Redeemed	(281,672)	(3,227,213)	(160,215)	(2,042,704)	(399,508)	(5,291,768)

Net increase (decrease)	232,824	$2,479,640	266,338	$3,270,719	1,367,706	$17,816,693

MM RetireSMART 2035 Fund Class L**
Sold					39,625	$502,861
Issued as reinvestment of dividends					-	-
Redeemed					(2,225)	(28,502)
Redemptions-merger					(414,727)	(5,295,683)

Net increase (decrease)					(377,327)	$(4,821,324)

MM RetireSMART 2035 Fund Class A
Sold	384,522	$4,285,316	1,674,859	$20,949,208	550,187	$7,068,807
Issued as reinvestment of dividends	48,673	561,205	52,067	614,400	49,169	623,403
Redeemed	(221,821)	(2,503,307)	(448,504)	(5,534,812)	(128,181)	(1,662,199)

Net increase (decrease)	211,374	$2,343,214	1,278,422	$16,028,796	471,175	$6,030,011

MM RetireSMART 2035 Fund Class R4*
Sold	2,317,216	$27,375,738	715,011	$8,999,741	750,604	$9,835,639
Issued as reinvestment of dividends	68,740	789,821	26,344	310,856	33,730	427,138
Redeemed	(676,930)	(7,858,237)	(212,751)	(2,679,706)	(85,986)	(1,095,386)

Net increase (decrease)	1,709,026	$20,307,322	528,604	$6,630,891	698,348	$9,167,391

MM RetireSMART 2035 Fund Class R3*
Sold	1,498,518	$17,062,040	1,809,088	$22,875,013	1,395,865	$18,264,021
Issued as reinvestment of dividends	73,264	841,068	56,833	668,358	66,192	837,986
Redeemed	(247,083)	(2,776,643)	(451,151)	(5,711,908)	(169,135)	(2,195,184)

Net increase (decrease)	1,324,699	$15,126,465	1,414,770	$17,831,463	1,292,922	$16,906,823

MM RetireSMART 2040 Fund Class I*
Sold	18,630	$204,638	682,714	$8,713,187	3,569,356	$47,314,057
Issued as reinvestment of dividends	12,366	135,656	8,523	98,697	232,701	2,943,159
Redeemed	(31,350)	(354,072)	(4,124,699)	(52,170,302)	(136,252)	(1,764,523)

Net increase (decrease)	(354)	$(13,778)	(3,433,462)	$(43,358,418)	3,665,805	$48,492,693

MM RetireSMART 2040 Fund Class R5*
Sold	786,928	$8,417,274	126,912	$1,621,583	151,233	$1,995,766
Issued as reinvestment of dividends	13,242	145,263	9,114	105,454	7,747	96,996
Redeemed	(60,761)	(652,717)	(37,157)	(472,608)	(16,075)	(206,391)

Net increase (decrease)	739,409	$7,909,820	98,869	$1,254,429	142,905	$1,886,371

MM RetireSMART 2040 Fund Service Class
Sold	1,179,029	$13,100,721	2,138,340	$26,917,478	4,179,556	$54,462,658
Issued as reinvestment of dividends	473,079	5,199,140	355,407	4,115,618	576,055	7,303,260
Redeemed	(2,570,586)	(28,098,891)	(2,729,581)	(34,998,828)	(6,330,373)	(84,008,929)

Net increase (decrease)	(918,478)	$(9,799,030)	(235,834)	$(3,965,732)	(1,574,762)	$(22,243,011)

79

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2040 Fund Administrative Class**
Sold	786,981	$8,403,014	1,346,773	$16,752,348	2,175,004	$28,469,137
Issued — merger	-	-	-	-	3,924,472	50,037,014
Issued as reinvestment of dividends	404,988	4,438,673	296,701	3,426,895	429,456	5,432,086
Redeemed	(1,050,388)	(11,298,366)	(917,597)	(11,500,690)	(1,778,187)	(23,446,478)

Net increase (decrease)	141,581	$1,543,321	725,877	$8,678,553	4,750,745	$60,491,759

MM RetireSMART 2040 Fund Class L**
Sold					166,098	$2,120,369
Issued as reinvestment of dividends					-	-
Redeemed					(119,565)	(1,528,188)
Redemptions-merger					(3,915,733)	(50,037,014)

Net increase (decrease)					(3,869,200)	$(49,444,833)

MM RetireSMART 2040 Fund Class A
Sold	575,703	$6,233,153	1,458,956	$18,064,608	1,021,327	$13,116,004
Issued as reinvestment of dividends	220,219	2,400,382	180,545	2,070,850	220,613	2,783,236
Redeemed	(497,399)	(5,502,268)	(732,592)	(9,002,163)	(1,475,825)	(19,027,602)

Net increase (decrease)	298,523	$3,131,267	906,909	$11,133,295	(233,885)	$(3,128,362)

MM RetireSMART 2040 Fund Class R4*
Sold	1,692,815	$18,967,486	595,428	$7,410,573	994,719	$13,025,828
Issued as reinvestment of dividends	133,944	1,450,609	57,679	659,266	61,500	771,616
Redeemed	(517,268)	(5,684,783)	(153,881)	(1,900,907)	(80,459)	(1,043,751)

Net increase (decrease)	1,309,491	$14,733,312	499,226	$6,168,932	975,760	$12,753,693

MM RetireSMART 2040 Fund Class R3
Sold	1,477,645	$15,887,295	1,231,587	$15,100,044	1,634,107	$21,089,577
Issued as reinvestment of dividends	156,631	1,675,957	94,800	1,069,339	104,833	1,297,871
Redeemed	(251,266)	(2,741,897)	(665,193)	(8,255,632)	(248,174)	(3,171,940)

Net increase (decrease)	1,383,010	$14,821,355	661,194	$7,913,751	1,490,766	$19,215,508

MM RetireSMART 2045 Fund Class I*
Sold	12,979	$149,007	387,532	$5,005,012	550,476	$7,289,859
Issued as reinvestment of dividends	3,332	38,654	2,543	30,267	29,732	380,462
Redeemed	(8,514)	(99,153)	(797,424)	(10,274,288)	(51,569)	(679,477)

Net increase (decrease)	7,797	$88,508	(407,349)	$(5,239,009)	528,639	$6,990,844

MM RetireSMART 2045 Fund Class R5*
Sold	9,237	$106,229	41,467	$533,814	133,041	$1,766,770
Issued as reinvestment of dividends	3,626	42,063	3,295	39,178	6,197	78,524
Redeemed	(20,686)	(237,995)	(36,025)	(456,512)	(5,854)	(77,030)

Net increase (decrease)	(7,823)	$(89,703)	8,737	$116,480	133,384	$1,768,264

MM RetireSMART 2045 Fund Service Class
Sold	227,288	$2,630,172	350,851	$4,456,782	610,678	$8,019,079
Issued as reinvestment of dividends	18,065	209,737	15,038	178,796	22,744	291,030
Redeemed	(167,347)	(1,941,436)	(72,516)	(916,963)	(636,630)	(8,435,324)

Net increase (decrease)	78,006	$898,473	293,373	$3,718,615	(3,208)	$(125,215)

80

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2045 Fund Administrative Class**
Sold	322,998	$3,507,982	349,174	$4,393,363	388,098	$5,112,717
Issued — merger	-	-	-	-	145,213	1,854,376
Issued as reinvestment of dividends	19,583	226,962	17,794	211,038	26,860	343,346
Redeemed	(159,368)	(1,844,168)	(65,011)	(814,554)	(82,585)	(1,089,954)

Net increase (decrease)	183,213	$1,890,776	301,957	$3,789,847	477,586	$6,220,485

MM RetireSMART 2045 Fund Class L**
Sold					36,108	$461,415
Issued as reinvestment of dividends					-	-
Redeemed					(3,631)	(46,286)
Redemptions-merger					(145,543)	(1,854,376)

Net increase (decrease)					(113,066)	$(1,439,247)

MM RetireSMART 2045 Fund Class A
Sold	286,349	$3,241,940	842,166	$10,549,087	377,934	$4,888,460
Issued as reinvestment of dividends	27,615	317,850	31,670	372,444	29,176	370,277
Redeemed	(163,990)	(1,875,667)	(209,512)	(2,597,485)	(110,602)	(1,422,595)

Net increase (decrease)	149,974	$1,684,123	664,324	$8,324,046	296,508	$3,836,142

MM RetireSMART 2045 Fund Class R4*
Sold	1,046,143	$12,192,269	496,537	$6,257,088	435,857	$5,680,020
Issued as reinvestment of dividends	36,449	417,710	19,715	231,649	17,643	223,384
Redeemed	(265,420)	(3,073,148)	(129,838)	(1,629,656)	(25,948)	(337,313)

Net increase (decrease)	817,172	$9,536,831	386,414	$4,859,081	427,552	$5,566,091

MM RetireSMART 2045 Fund Class R3*
Sold	1,068,186	$12,088,450	984,612	$12,378,891	844,851	$11,093,165
Issued as reinvestment of dividends	45,914	526,172	34,476	404,060	38,453	486,881
Redeemed	(80,127)	(888,127)	(264,306)	(3,332,331)	(108,654)	(1,421,470)

Net increase (decrease)	1,033,973	$11,726,495	754,782	$9,450,620	774,650	$10,158,576

MM RetireSMART 2050 Fund Class I*
Sold	23,495	$186,516	803,562	$7,381,119	2,067,880	$20,806,638
Issued as reinvestment of dividends	5,854	47,005	4,611	38,452	248,101	2,297,138
Redeemed	(10,816)	(86,103)	(2,898,880)	(26,572,558)	(86,209)	(838,135)

Net increase (decrease)	18,533	$147,418	(2,090,707)	$(19,152,987)	2,229,772	$22,265,641

MM RetireSMART 2050 Fund Class R5*
Sold	859,634	$6,712,506	51,192	$458,123	90,115	$892,199
Issued as reinvestment of dividends	4,944	39,698	3,667	30,544	8,326	75,599
Redeemed	(62,275)	(482,887)	(22,281)	(201,625)	(10,306)	(97,243)

Net increase (decrease)	802,303	$6,269,317	32,578	$287,042	88,135	$870,555

MM RetireSMART 2050 Fund Service Class
Sold	829,702	$6,685,620	1,765,583	$16,080,646	2,592,437	$25,865,486
Issued as reinvestment of dividends	191,638	1,540,769	184,869	1,541,806	479,786	4,455,312
Redeemed	(1,171,963)	(9,279,280)	(1,506,807)	(13,961,691)	(3,927,392)	(39,876,177)

Net increase (decrease)	(150,623)	$(1,052,891)	443,645	$3,660,761	(855,169)	$(9,555,379)

81

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2050 Fund Administrative Class**
Sold	620,181	$4,894,576	1,084,000	$9,850,726	1,281,848	$12,700,750
Issued — merger	-	-	-	-	921,585	8,985,455
Issued as reinvestment of dividends	133,151	1,070,536	133,793	1,114,496	294,038	2,726,623
Redeemed	(459,815)	(3,617,411)	(483,977)	(4,373,750)	(820,796)	(8,311,591)

Net increase (decrease)	293,517	$2,347,701	733,816	$6,591,472	1,676,675	$16,101,237

MM RetireSMART 2050 Fund Class L**
Sold					68,629	$664,609
Issued as reinvestment of dividends					-	-
Redeemed					(52,964)	(506,909)
Redemptions-merger					(924,850)	(8,985,455)

Net increase (decrease)					(909,185)	$(8,827,755)

MM RetireSMART 2050 Fund Class A
Sold	474,011	$3,738,765	1,003,651	$9,046,127	708,408	$6,934,601
Issued as reinvestment of dividends	76,016	607,364	82,126	679,185	158,258	1,467,709
Redeemed	(319,697)	(2,522,459)	(371,691)	(3,349,408)	(514,667)	(4,989,377)

Net increase (decrease)	230,330	$1,823,670	714,086	$6,375,904	351,999	$3,412,933

MM RetireSMART 2050 Fund Class R4*
Sold	1,072,294	$8,674,885	440,163	$3,966,731	763,147	$7,589,792
Issued as reinvestment of dividends	67,790	539,613	47,541	392,689	90,548	835,322
Redeemed	(202,325)	(1,631,053)	(96,249)	(855,369)	(52,769)	(517,287)

Net increase (decrease)	937,759	$7,583,445	391,455	$3,504,051	800,926	$7,907,827

MM RetireSMART 2050 Fund Class R3
Sold	1,244,844	$9,770,232	921,101	$8,269,359	1,115,244	$10,988,832
Issued as reinvestment of dividends	80,913	641,639	68,951	566,090	137,793	1,260,341
Redeemed	(219,267)	(1,761,980)	(536,381)	(4,907,912)	(178,157)	(1,741,805)

Net increase (decrease)	1,106,490	$8,649,891	453,671	$3,927,537	1,074,880	$10,507,368

MM RetireSMART 2055 Fund Class I*
Sold	11,081	$106,388	48,242	$499,004	9,434	$100,197
Issued as reinvestment of dividends	957	9,292	362	3,591	469	4,965
Redeemed	(5,937)	(56,807)	(9,916)	(106,036)	(9)	(94)

Net increase (decrease)	6,101	$58,873	38,688	$396,559	9,894	$105,068

MM RetireSMART 2055 Fund Class R5*
Sold	9,098	$86,514	14,328	$148,887	25,068	$270,158
Issued as reinvestment of dividends	691	6,710	412	4,091	962	10,156
Redeemed	(1,957)	(19,140)	(3,324)	(34,878)	(236)	(2,548)

Net increase (decrease)	7,832	$74,084	11,416	$118,100	25,794	$277,766

MM RetireSMART 2055 Fund Service Class***
Sold	77,782	$749,078	53,097	$562,292	30,548	$330,336
Issued as reinvestment of dividends	2,292	22,321	1,117	11,106	4,096	43,535
Redeemed	(13,093)	(126,500)	(6,828)	(72,580)	(3,797)	(41,522)

Net increase (decrease)	66,981	$644,899	47,386	$500,818	30,847	$332,349

82

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015+		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount	Shares	Amount
MM RetireSMART 2055 Fund Administrative Class**,***
Sold	61,376	$589,222	72,276	$755,863	56,952	$616,160
Issued — merger	-	-	-	-	11,596	121,060
Issued as reinvestment of dividends	3,180	30,879	1,723	17,055	3,094	32,802
Redeemed	(31,256)	(302,145)	(14,796)	(155,209)	(7,444)	(80,025)

Net increase (decrease)	33,300	$317,956	59,203	$617,709	64,198	$689,997

MM RetireSMART 2055 Fund Class L**,***
Sold					1,311	$13,677
Issued as reinvestment of dividends					-	-
Redemptions-merger					(11,594)	(121,060)

Net increase (decrease)					(10,283)	$(107,383)

MM RetireSMART 2055 Fund Class A***
Sold	68,547	$646,625	328,983	$3,499,507	59,164	$635,109
Issued as reinvestment of dividends	6,421	62,282	5,072	50,110	2,183	23,055
Redeemed	(46,332)	(448,724)	(70,233)	(744,181)	(10,188)	(107,729)

Net increase (decrease)	28,636	$260,183	263,822	$2,805,436	51,159	$550,435

MM RetireSMART 2055 Fund Class R4*
Sold	291,917	$2,853,665	79,303	$834,435	67,151	$728,486
Issued as reinvestment of dividends	5,738	55,543	1,229	12,129	2,303	24,216
Redeemed	(56,879)	(547,682)	(56,308)	(588,938)	(85)	(899)

Net increase (decrease)	240,776	$2,361,526	24,224	$257,626	69,369	$751,803

MM RetireSMART 2055 Fund Class R3*
Sold	462,281	$4,405,862	352,608	$3,687,429	142,804	$1,546,877
Issued as reinvestment of dividends	11,498	111,076	5,498	54,151	4,564	48,206
Redeemed	(42,563)	(401,072)	(80,426)	(846,066)	(21,863)	(233,652)

Net increase (decrease)	431,216	$4,115,866	277,680	$2,895,514	125,505	$1,361,431

MM RetireSMART 2060 Fund Class I****
Sold	940,000	$9,400,000
Issued as reinvestment of dividends	14,607	140,081
Redeemed	-	-

Net increase (decrease)	954,607	$9,540,081

MM RetireSMART 2060 Fund Class R5****
Sold	10,000	$100,000
Issued as reinvestment of dividends	154	1,480
Redeemed	-	-

Net increase (decrease)	10,154	$101,480

MM RetireSMART 2060 Fund Service Class****
Sold	10,000	$100,000
Issued as reinvestment of dividends	153	1,469
Redeemed	-	-

Net increase (decrease)	10,153	$101,469

83

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016

	Shares	Amount
MM RetireSMART 2060 Fund Administrative Class****
Sold	10,000	$100,000
Issued as reinvestment of dividends	152	1,459
Redeemed	-	-

Net increase (decrease)	10,152	$101,459

MM RetireSMART 2060 Fund Class A****
Sold	10,000	$100,000
Issued as reinvestment of dividends	149	1,433
Redeemed	-	-

Net increase (decrease)	10,149	$101,433

MM RetireSMART 2060 Fund Class R4****
Sold	10,000	$100,000
Issued as reinvestment of dividends	150	1,443
Redeemed	-	-

Net increase (decrease)	10,150	$101,443

MM RetireSMART 2060 Fund Class R3****
Sold	10,000	$100,000
Issued as reinvestment of dividends	148	1,417
Redeemed	-	-

Net increase (decrease)	10,148	$101,417

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 14, 2014.
***	Fund commenced operations on September 17, 2013.
****	Fund commenced operations on November 23, 2015.
+	For the period January 1, 2015 through September 30, 2015.
++	Amount is less than 0.5 shares.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2016, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2016, were waived for any redemptions or exchanges subject to such a charge.

84

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$199,525,926	$222,071	$(8,944,775)	$(8,722,704)
MM RetireSMART Moderate Fund	340,467,758	556,709	(21,833,477)	(21,276,768)
MM RetireSMART Moderate Growth Fund	292,002,757	607,579	(24,018,715)	(23,411,136)
MM RetireSMART Growth Fund	106,791,185	216,695	(11,090,298)	(10,873,603)
MM RetireSMART In Retirement Fund	90,669,612	81,682	(4,195,741)	(4,114,059)
MM RetireSMART 2010 Fund	90,776,030	90,907	(4,741,187)	(4,650,280)
MM RetireSMART 2015 Fund	106,211,741	225,038	(4,801,182)	(4,576,144)
MM RetireSMART 2020 Fund	582,342,719	653,629	(42,540,014)	(41,886,385)
MM RetireSMART 2025 Fund	227,671,999	379,967	(14,472,551)	(14,092,584)
MM RetireSMART 2030 Fund	591,686,482	808,776	(52,323,725)	(51,514,949)
MM RetireSMART 2035 Fund	168,970,378	225,553	(12,638,015)	(12,412,462)
MM RetireSMART 2040 Fund	340,867,907	505,232	(30,957,843)	(30,452,611)
MM RetireSMART 2045 Fund	94,643,965	127,691	(7,059,405)	(6,931,714)
MM RetireSMART 2050 Fund	145,992,545	204,638	(13,498,581)	(13,293,943)
MM RetireSMART 2055 Fund	20,621,287	31,705	(1,320,590)	(1,288,885)
MM RetireSMART 2060 Fund	10,429,825	14,127	(835,893)	(821,766)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2015, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
MM RetireSMART In Retirement Fund	$-	$15,312,688	$-
MM RetireSMART 2010 Fund	-	15,571,571	865,289

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

85

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the period ended September 30, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
MM RetireSMART Conservative Fund	$-	$2,938,212	$-
MM RetireSMART Moderate Fund	79,031	10,799,741	-
MM RetireSMART Moderate Growth Fund	210,575	11,841,781	-
MM RetireSMART Growth Fund	124,804	4,948,810	-
MM RetireSMART In Retirement Fund	2,037,422	-	-
MM RetireSMART 2010 Fund	2,380,615	-	-
MM RetireSMART 2015 Fund	59,710	1,240,008	-
MM RetireSMART 2020 Fund	12,770,916	-	-
MM RetireSMART 2025 Fund	-	2,968,576	-
MM RetireSMART 2030 Fund	-	17,376,236	-
MM RetireSMART 2035 Fund	-	2,475,523	-
MM RetireSMART 2040 Fund	-	11,550,053	-
MM RetireSMART 2045 Fund	-	1,496,187	-
MM RetireSMART 2050 Fund	-	4,367,229	-
MM RetireSMART 2055 Fund	-	172,436	-

The Funds may elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. If elected, the passthrough of the foreign tax credit will affect only those persons who are shareholders on the dividend record date in December 2015. These shareholders will receive more detailed information along with their 2015 Form 1099-DIV.

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2015, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, non-taxable dividend basis adjustments, and deferred Trustee compensation.

At September 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$-	$485,222	$(30,685)	$(12,119,050)
MM RetireSMART Moderate Fund	-	3,849,169	(61,271)	(26,122,756)
MM RetireSMART Moderate Growth Fund	68,423	5,290,825	(47,479)	(26,161,708)
MM RetireSMART Growth Fund	-	2,777,784	(12,532)	(11,822,191)
MM RetireSMART In Retirement Fund	-	(15,312,688)	(38,288)	(6,539,633)
MM RetireSMART 2010 Fund	-	(16,436,860)	(36,768)	(7,471,459)
MM RetireSMART 2015 Fund	46,245	292,809	(4,009)	(6,125,383)
MM RetireSMART 2020 Fund	-	7,163,376	(129,579)	(47,923,517)
MM RetireSMART 2025 Fund	206,286	1,055,647	(6,524)	(16,209,971)
MM RetireSMART 2030 Fund	653,420	12,927,292	(107,704)	(55,756,853)
MM RetireSMART 2035 Fund	100,936	908,538	(4,908)	(12,529,800)
MM RetireSMART 2040 Fund	295,601	9,953,897	(65,780)	(34,118,061)
MM RetireSMART 2045 Fund	40,659	575,211	(2,692)	(7,126,822)
MM RetireSMART 2050 Fund	138,116	2,513,299	(12,712)	(14,141,325)
MM RetireSMART 2055 Fund	16,188	78,577	(331)	(1,282,232)

86

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits at March 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2016, was as follows:

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	286,687	134,966	40,150	381,503	$3,441,153	$81,399	$-	$(18,450)
MassMutual Premier Core Bond Fund, Class I	5,705,711	573,777	1,494,613	4,784,875	52,107,293	1,885,080	847,135	(1,070,290)
MassMutual Premier Disciplined Growth Fund, Class I	567,613	100,636	120,855	547,394	6,174,609	76,641	461,771	(106,743)
MassMutual Premier Disciplined Value Fund, Class I	437,084	57,094	85,549	408,629	6,170,301	136,010	121,164	(21,603)
MassMutual Premier High Yield Fund, Class I	312,950	224,801	101,594	436,157	3,663,722	169,585	-	(141,908)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,349,435	256,577	240,713	1,365,299	14,294,684	177,186	-	(376,799)
MassMutual Premier International Equity Fund, Class I	224,977	28,881	49,408	204,450	2,392,061	28,361	90,818	(184,099)
MassMutual Premier Money Market Fund, Class R5	6,986,795	448,631	5,057,708	2,377,718	2,377,718	230	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,978,846	576,967	304,109	2,251,704	23,034,927	512,956	-	(76,483)
MassMutual Premier Strategic Emerging Markets Fund, Class I	315,883	56,504	46,178	326,209	3,206,638	26,636	-	(62,577)
MassMutual Select Blue Chip Growth Fund, Class I	69,770	27,372	14,506	82,636	1,267,633	7,339	206,363	(10,268)
MassMutual Select Diversified International Fund, Class I	264,902	33,263	45,283	252,882	1,565,342	2,106	-	(59,501)
MassMutual Select Diversified Value Fund, Class I	88,062	14,394	17,290	85,166	1,197,432	18,866	-	(421)
MassMutual Select Focused Value Fund, Class I	178,516	61,768	36,124	204,160	3,478,890	66,881	543,701	(50,817)
MassMutual Select Fundamental Growth Fund, Class I	147,453	33,251	36,360	144,344	1,111,451	11,611	124,597	(20,830)
MassMutual Select Fundamental Value Fund, Class I	82,790	28,936	19,753	91,973	1,068,729	19,852	116,658	(20,991)
MassMutual Select Growth Opportunities Fund, Class I	67,234	20,896	10,468	77,662	775,843	-	86,827	3,949
MassMutual Select Large Cap Value Fund, Class I	124,921	46,123	28,051	142,993	968,060	29,113	116,657	(77,989)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	84,072	12,262	25,714	70,620	1,271,867	-	122,982	(24,743)
MassMutual Select Mid-Cap Value Fund, Class I	132,929	37,052	31,872	138,109	1,731,893	26,569	268,288	(30,707)
MassMutual Select Overseas Fund, Class I	705,142	95,975	131,013	670,104	5,059,288	85,106	-	137,655
MassMutual Select Small Cap Growth Equity Fund, Class I	66,993	25,387	19,337	73,043	854,599	-	218,140	(106,543)
MassMutual Select Small Cap Value Equity Fund, Class I	102,329	11,811	25,896	88,244	1,328,069	8,778	49,937	(29,480)
MassMutual Select Small Company Value Fund, Class I	51,900	18,046	15,760	54,186	551,616	4,323	144,220	(65,094)
MassMutual Select Strategic Bond Fund, Class I	1,079,555	485,555	195,459	1,369,651	13,970,436	314,704	-	3,283
MassMutual Select Total Return Bond Fund, Class I	1,530,075	333,904	326,998	1,536,981	15,569,618	330,152	41,666	(272,182)

87

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
MM MSCI EAFE International Index Fund, Class I	399,445	91,392	84,771	406,066	$4,653,515	$111,579	$11,730	$(45,762)
MM Russell 2000 Small Cap Index Fund, Class I	141,583	15,960	36,961	120,582	1,338,458	18,743	38,767	(21,239)
MM S&P Mid Cap Index Fund, Class I	178,303	28,585	37,762	169,126	2,119,145	29,995	94,576	(44,361)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,388,406	143,640	701,824	1,830,222	3,129,679	-	-	(949,042)
Oppenheimer Developing Markets Fund, Class I**	32,213	1,190	8,914	24,489	756,941	9,104	-	(67,754)
Oppenheimer Global Real Estate Fund, Class I**	275,521	70,120	66,496	279,145	3,151,552	36,996	3,358	63,786
Oppenheimer International Bond Fund, Class I**	852,245	433,376	198,223	1,087,398	6,187,297	103,460	-	(100,653)
Oppenheimer Real Estate Fund, Class I**	33,509	7,824	11,708	29,625	832,763	8,604	51,067	4,407

					$190,803,222	$4,337,965	$3,760,422	$(3,844,249)

MM RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	540,958	161,319	79,796	622,481	$5,614,779	$143,035	$-	$(79,694)
MassMutual Premier Core Bond Fund, Class I	6,175,442	432,787	1,661,236	4,946,993	53,872,754	1,951,541	877,003	(1,007,238)
MassMutual Premier Disciplined Growth Fund, Class I	1,702,881	219,923	363,177	1,559,627	17,592,589	220,898	1,330,941	(329,737)
MassMutual Premier Disciplined Value Fund, Class I	1,311,088	111,456	258,272	1,164,272	17,580,508	392,014	349,223	(77,455)
MassMutual Premier High Yield Fund, Class I	599,065	358,206	217,346	739,925	6,215,371	306,813	-	(310,244)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,415,116	243,141	327,832	1,330,425	13,929,553	179,023	-	(272,367)
MassMutual Premier International Equity Fund, Class I	827,490	71,157	161,677	736,970	8,622,549	105,695	338,461	(634,704)
MassMutual Premier Money Market Fund, Class R5	3,284,294	130,321	2,844,468	570,147	570,147	104	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,896,722	330,441	339,269	1,887,894	19,313,159	476,110	-	(85,480)
MassMutual Premier Strategic Emerging Markets Fund, Class I	854,078	123,695	140,611	837,162	8,229,298	69,853	-	(372,896)
MassMutual Select Blue Chip Growth Fund, Class I	358,741	98,014	71,416	385,339	5,911,093	34,754	977,244	(39,062)
MassMutual Select Diversified International Fund, Class I	980,527	99,854	158,406	921,975	5,707,027	7,858	-	(209,306)
MassMutual Select Diversified Value Fund, Class I	448,788	37,046	88,706	397,128	5,583,615	89,337	-	(2,468)
MassMutual Select Focused Value Fund, Class I	416,827	118,843	89,403	446,267	7,604,388	144,622	1,175,682	(138,372)
MassMutual Select Fundamental Growth Fund, Class I	754,183	102,944	184,042	673,085	5,182,755	54,912	589,232	(107,870)
MassMutual Select Fundamental Value Fund, Class I	421,989	103,301	96,426	428,864	4,983,405	94,004	552,398	88,925
MassMutual Select Growth Opportunities Fund, Class I	344,018	71,224	60,458	354,784	3,544,292	-	411,154	124,290
MassMutual Select Large Cap Value Fund, Class I	636,612	166,840	136,623	666,829	4,514,430	137,861	552,413	(372,900)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	357,799	35,567	115,069	278,297	5,012,128	-	496,093	177,336
MassMutual Select Mid-Cap Value Fund, Class I	565,329	120,155	142,650	542,834	6,807,138	107,180	1,082,259	200,077
MassMutual Select Overseas Fund, Class I	2,617,880	270,284	445,145	2,443,019	18,444,791	317,739	-	602,693
MassMutual Select Small Cap Growth Equity Fund, Class I	267,899	79,986	81,997	265,888	3,110,893	-	822,076	(491,790)
MassMutual Select Small Cap Value Equity Fund, Class I	405,271	25,668	109,869	321,070	4,832,110	33,077	188,172	(125,828)
MassMutual Select Small Company Value Fund, Class I	206,031	61,094	69,990	197,135	2,006,836	16,287	543,321	(309,780)
MassMutual Select Strategic Bond Fund, Class I	1,172,527	283,264	226,490	1,229,301	12,538,875	326,125	-	9,838
MassMutual Select Total Return Bond Fund, Class I	1,684,265	199,743	384,699	1,499,309	15,187,999	340,991	43,034	(287,876)
MM MSCI EAFE International Index Fund, Class I	1,541,631	213,509	274,692	1,480,448	16,965,934	413,389	43,460	122,650
MM Russell 2000 Small Cap Index Fund, Class I	557,847	36,613	155,500	438,960	4,872,457	70,628	146,086	65,976

88

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund (Continued)
MM S&P Mid Cap Index Fund, Class I	752,263	84,578	201,825	635,016	$7,956,753	$120,994	$381,498	$134,965
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,759,067	191,895	1,443,124	4,507,838	7,708,403	-	-	(2,042,176)
Oppenheimer Developing Markets Fund, Class I**	88,270	3,441	31,505	60,206	1,860,959	24,387	-	(326,893)
Oppenheimer Global Real Estate Fund, Class I**	728,535	152,158	164,603	716,090	8,084,658	95,544	8,763	136,011
Oppenheimer International Bond Fund, Class I**	959,724	577,162	282,465	1,254,421	7,137,657	120,655	-	(141,839)
Oppenheimer Real Estate Fund, Class I**	83,626	17,179	26,394	74,411	2,091,687	22,173	133,440	32,229

					$319,190,990	$6,417,603	$11,041,953	$(6,070,985)

MM RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	692,566	189,587	73,862	808,291	$7,290,786	$188,088	$-	$(77,333)
MassMutual Premier Core Bond Fund, Class I	1,444,558	118,204	353,214	1,209,548	13,171,978	456,630	205,205	(67,256)
MassMutual Premier Disciplined Growth Fund, Class I	1,627,275	182,970	285,686	1,524,559	17,197,031	212,332	1,279,332	(252,981)
MassMutual Premier Disciplined Value Fund, Class I	1,252,900	84,470	203,318	1,134,052	17,124,189	132,618	424,677	(620,825)
MassMutual Premier High Yield Fund, Class I	807,680	418,137	247,092	978,725	8,221,293	412,774	-	(372,541)
MassMutual Premier Inflation-Protected and Income Fund, Class I	375,379	79,257	98,165	356,471	3,732,250	48,560	-	(23,024)
MassMutual Premier International Equity Fund, Class I	1,006,874	79,420	153,586	932,708	10,912,687	376,807	335,675	(60,043)
MassMutual Premier Money Market Fund, Class R5	1,433,624	56,437	1,461,071	28,990	28,990	46	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	397,422	128,322	85,584	440,160	4,502,834	101,391	-	(17,358)
MassMutual Premier Strategic Emerging Markets Fund, Class I	963,524	153,546	131,351	985,719	9,689,621	79,947	-	(843,157)
MassMutual Select Blue Chip Growth Fund, Class I	536,616	125,387	87,551	574,452	8,812,089	51,509	1,448,385	(52,336)
MassMutual Select Diversified International Fund, Class I	1,200,122	138,667	161,597	1,177,192	7,286,820	9,865	-	(215,482)
MassMutual Select Diversified Value Fund, Class I	668,962	48,060	115,336	601,686	8,459,698	132,408	-	5,224
MassMutual Select Focused Value Fund, Class I	329,734	88,463	59,732	358,465	6,108,250	113,283	920,913	(96,591)
MassMutual Select Fundamental Growth Fund, Class I	1,125,235	155,256	260,734	1,019,757	7,852,127	81,235	871,696	(148,179)
MassMutual Select Fundamental Value Fund, Class I	629,329	132,800	112,364	649,765	7,550,270	139,334	818,770	105,844
MassMutual Select Growth Opportunities Fund, Class I	513,797	88,513	73,420	528,890	5,283,610	-	609,421	148,963
MassMutual Select Large Cap Value Fund, Class I	949,132	213,625	152,440	1,010,317	6,839,844	204,327	818,743	(421,251)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	376,665	40,142	120,483	296,324	5,336,799	-	522,073	327,833
MassMutual Select Mid-Cap Value Fund, Class I	595,239	123,056	140,075	578,220	7,250,875	112,780	1,138,807	168,304
MassMutual Select Overseas Fund, Class I	3,201,170	358,783	440,752	3,119,201	23,549,971	398,903	-	256,511
MassMutual Select Small Cap Growth Equity Fund, Class I	364,458	106,974	109,198	362,234	4,238,132	-	1,115,855	(696,558)
MassMutual Select Small Cap Value Equity Fund, Class I	549,446	37,673	149,689	437,430	6,583,328	44,900	255,436	(186,397)
MassMutual Select Small Company Value Fund, Class I	279,532	86,438	97,390	268,580	2,734,149	22,113	737,701	(414,716)
MassMutual Select Strategic Bond Fund, Class I	268,768	50,731	44,617	274,882	2,803,794	76,208	-	2,159
MassMutual Select Total Return Bond Fund, Class I	419,246	27,360	104,852	341,754	3,461,964	79,121	9,985	(26,436)
MM MSCI EAFE International Index Fund, Class I	1,922,202	236,392	268,307	1,890,287	21,662,694	516,437	54,293	95,641
MM Russell 2000 Small Cap Index Fund, Class I	754,647	49,768	206,128	598,287	6,640,991	95,873	198,302	70,822
MM S&P Mid Cap Index Fund, Class I	789,691	88,546	212,700	665,537	8,339,173	127,324	401,458	189,735
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,824,240	317,404	1,204,862	4,936,782	8,441,897	-	-	(1,859,647)

89

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Growth Fund (Continued)
Oppenheimer Developing Markets Fund, Class I**	100,449	2,107	37,548	65,008	$2,009,394	$27,681	$-	$(339,296)
Oppenheimer Global Real Estate Fund, Class I**	767,220	157,879	138,017	787,082	8,886,160	103,012	9,443	113,907
Oppenheimer International Bond Fund, Class I**	602,000	311,619	152,858	760,761	4,328,729	74,589	-	(77,200)
Oppenheimer Real Estate Fund, Class I**	85,322	17,671	22,623	80,370	2,259,204	23,964	144,244	36,010

					$268,591,621	$4,444,059	$12,320,414	$(5,347,654)

MM RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	40,276	26,487	9,607	57,156	$515,547	$11,231	$-	$(3,714)
MassMutual Premier Core Bond Fund, Class I	96,401	42,623	27,996	111,028	1,209,091	27,604	12,405	(7,049)
MassMutual Premier Disciplined Growth Fund, Class I	505,472	69,683	94,957	480,198	5,416,633	65,709	395,907	(68,045)
MassMutual Premier Disciplined Value Fund, Class I	389,296	36,273	69,057	356,512	5,383,324	116,618	103,888	(7,960)
MassMutual Premier High Yield Fund, Class I	41,605	47,049	13,890	74,764	628,017	20,996	-	(4,866)
MassMutual Premier Inflation-Protected and Income Fund, Class I	28,764	19,109	4,307	43,566	456,131	4,125	-	(1,798)
MassMutual Premier International Equity Fund, Class I	402,840	43,755	63,146	383,449	4,486,351	53,595	171,624	(249,010)
MassMutual Premier Money Market Fund, Class R5	123,386	8,128	114,265	17,249	17,249	4	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	28,049	34,029	17,537	44,541	455,652	7,125	-	(3,532)
MassMutual Premier Strategic Emerging Markets Fund, Class I	397,990	79,802	49,441	428,351	4,210,694	33,406	-	(68,442)
MassMutual Select Blue Chip Growth Fund, Class I	269,391	68,619	48,074	289,936	4,447,625	25,650	721,259	(5,891)
MassMutual Select Diversified International Fund, Class I	481,437	71,492	68,346	484,583	2,999,570	3,988	-	(85,298)
MassMutual Select Diversified Value Fund, Class I	335,556	31,015	61,817	304,754	4,284,842	65,951	-	13,266
MassMutual Select Focused Value Fund, Class I	127,097	37,231	24,348	139,980	2,385,256	43,253	351,614	(45,490)
MassMutual Select Fundamental Growth Fund, Class I	564,086	91,014	139,607	515,493	3,969,295	40,415	433,670	(65,078)
MassMutual Select Fundamental Value Fund, Class I	315,790	73,287	58,361	330,716	3,842,916	69,400	407,816	(21,843)
MassMutual Select Growth Opportunities Fund, Class I	257,853	50,176	41,017	267,012	2,667,449	-	303,556	43,026
MassMutual Select Large Cap Value Fund, Class I	476,192	117,587	79,559	514,220	3,481,272	101,772	407,803	(199,712)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	154,760	20,517	50,459	124,818	2,247,970	-	214,680	28,093
MassMutual Select Mid-Cap Value Fund, Class I	244,763	57,677	59,817	242,623	3,042,493	46,385	468,381	86,255
MassMutual Select Overseas Fund, Class I	1,283,076	183,137	182,174	1,284,039	9,694,495	161,255	-	174,649
MassMutual Select Small Cap Growth Equity Fund, Class I	154,435	50,665	48,707	156,393	1,829,795	-	472,792	(306,565)
MassMutual Select Small Cap Value Equity Fund, Class I	232,725	22,278	66,276	188,727	2,840,339	19,027	108,243	(73,147)
MassMutual Select Small Company Value Fund, Class I	118,359	40,436	42,917	115,878	1,179,640	9,371	312,614	(182,610)
MassMutual Select Strategic Bond Fund, Class I	15,105	10,304	15,837	9,572	97,638	4,629	-	(1,673)
MassMutual Select Total Return Bond Fund, Class I	38,702	11,819	25,320	25,201	255,287	4,904	619	(349)
MM MSCI EAFE International Index Fund, Class I	775,589	115,263	112,707	778,145	8,917,542	207,936	21,861	70,558
MM Russell 2000 Small Cap Index Fund, Class I	319,343	29,826	90,954	258,215	2,866,182	40,625	84,028	(101,999)
MM S&P Mid Cap Index Fund, Class I	324,503	46,220	97,495	273,228	3,423,544	52,366	165,111	(34,680)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,024,804	288,475	454,107	1,859,172	3,179,183	-	-	(653,310)
Oppenheimer Developing Markets Fund, Class I**	41,519	428	17,666	24,281	750,535	11,216	-	(154,141)
Oppenheimer Global Real Estate Fund, Class I**	266,407	76,081	39,395	303,093	3,421,924	39,096	3,568	35,263
Oppenheimer International Bond Fund, Class I**	9,470	81,406	12,491	78,385	446,012	5,802	-	(1,630)
Oppenheimer Real Estate Fund, Class I**	29,809	6,950	5,877	30,882	868,089	9,088	54,322	6,238

					$95,917,582	$1,302,542	$5,215,761	$(1,890,484)

90

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	96,886	59,689	10,170	146,405	$1,320,575	$29,630	$-	$(5,281)
MassMutual Premier Core Bond Fund, Class I	1,815,604	327,728	578,093	1,565,239	17,045,456	610,772	274,476	(198,607)
MassMutual Premier Disciplined Growth Fund, Class I	289,223	75,244	64,777	299,690	3,380,499	40,291	242,760	(51,313)
MassMutual Premier Disciplined Value Fund, Class I	222,875	46,820	45,970	223,725	3,378,241	71,504	63,699	(6,868)
MassMutual Premier High Yield Fund, Class I	111,747	96,843	38,928	169,662	1,425,160	61,227	-	(51,057)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,060,668	281,088	178,908	1,162,848	12,175,023	143,015	-	(47,028)
MassMutual Premier International Equity Fund, Class I	105,426	22,639	23,552	104,513	1,222,800	13,877	44,439	(79,819)
MassMutual Premier Money Market Fund, Class R5	3,142,007	455,728	2,414,839	1,182,896	1,182,896	108	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	797,866	323,116	113,323	1,007,659	10,308,354	214,696	-	(23,996)
MassMutual Premier Strategic Emerging Markets Fund, Class I	166,029	50,864	25,375	191,518	1,882,621	14,648	-	(66,411)
MassMutual Select Blue Chip Growth Fund, Class I	35,203	16,477	7,580	44,100	676,495	3,785	106,435	(4,511)
MassMutual Select Diversified International Fund, Class I	124,485	26,944	21,869	129,560	801,974	1,037	-	(28,160)
MassMutual Select Diversified Value Fund, Class I	44,244	10,260	9,053	45,451	639,035	9,734	-	336
MassMutual Select Focused Value Fund, Class I	96,273	40,514	21,075	115,712	1,971,732	36,951	300,386	(96,335)
MassMutual Select Fundamental Growth Fund, Class I	73,933	22,256	19,164	77,025	593,095	5,982	64,186	(10,415)
MassMutual Select Fundamental Value Fund, Class I	41,650	17,768	10,340	49,078	570,281	10,244	60,200	(16,826)
MassMutual Select Growth Opportunities Fund, Class I	33,885	13,113	5,756	41,242	412,007	-	44,791	(4,398)
MassMutual Select Large Cap Value Fund, Class I	62,890	28,061	14,646	76,305	516,586	15,018	60,178	(39,584)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	37,932	8,755	12,535	34,152	615,072	-	57,528	(19,562)
MassMutual Select Mid-Cap Value Fund, Class I	60,167	22,213	15,447	66,933	839,336	12,429	125,506	(24,237)
MassMutual Select Overseas Fund, Class I	331,447	74,782	62,909	343,320	2,592,066	41,938	-	(16,306)
MassMutual Select Small Cap Growth Equity Fund, Class I	31,410	15,144	9,931	36,623	428,494	-	105,847	(56,581)
MassMutual Select Small Cap Value Equity Fund, Class I	47,913	9,598	13,204	44,307	666,819	4,259	24,229	(14,092)
MassMutual Select Small Company Value Fund, Class I	24,264	11,045	8,125	27,184	276,737	2,098	69,990	(32,231)
MassMutual Select Strategic Bond Fund, Class I	347,700	223,393	75,265	495,828	5,057,445	103,086	-	3,884
MassMutual Select Total Return Bond Fund, Class I	502,567	157,704	118,275	541,996	5,490,424	110,168	13,903	(25,062)
MM MSCI EAFE International Index Fund, Class I	189,134	55,087	36,174	208,047	2,384,217	55,082	5,791	(49,637)
MM Russell 2000 Small Cap Index Fund, Class I	66,082	13,389	18,945	60,526	671,839	9,092	18,805	(36,555)
MM S&P Mid Cap Index Fund, Class I	80,458	20,188	17,476	83,170	1,042,114	14,032	44,242	(15,527)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,207,584	175,154	343,138	1,039,600	1,777,715	-	-	(446,938)
Oppenheimer Developing Markets Fund, Class I**	16,456	1,231	5,246	12,441	384,552	4,730	-	(39,144)
Oppenheimer Global Real Estate Fund, Class I**	142,682	50,787	34,927	158,542	1,789,943	20,347	1,822	32,551
Oppenheimer International Bond Fund, Class I**	318,517	216,894	84,456	450,955	2,565,934	41,621	-	(46,655)
Oppenheimer Real Estate Fund, Class I**	16,614	5,477	5,370	16,721	470,016	4,746	27,633	(7,207)

					$86,555,553	$1,706,147	$1,756,846	$(1,523,572)

MM RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	119,364	58,768	8,515	169,617	$1,529,945	$36,075	$-	$(5,188)
MassMutual Premier Core Bond Fund, Class I	1,718,765	338,120	539,874	1,517,011	16,520,252	604,169	271,507	(132,839)
MassMutual Premier Disciplined Growth Fund, Class I	329,075	91,591	80,317	340,349	3,839,140	47,945	288,878	(67,736)

91

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	253,641	57,616	57,183	254,074	$3,836,515	$85,097	$75,808	$(15,673)
MassMutual Premier High Yield Fund, Class I	136,418	107,125	56,115	187,428	1,574,393	79,852	-	(74,972)
MassMutual Premier Inflation-Protected and Income Fund, Class I	907,815	267,544	191,075	984,284	10,305,450	128,463	-	(98,562)
MassMutual Premier International Equity Fund, Class I	148,057	31,842	34,607	145,292	1,699,918	20,667	66,182	(113,432)
MassMutual Premier Money Market Fund, Class R5	1,485,156	282,358	1,299,611	467,903	467,903	54	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	603,836	221,704	102,594	722,946	7,395,741	171,384	-	(9,931)
MassMutual Premier Strategic Emerging Markets Fund, Class I	167,848	51,128	29,518	189,458	1,862,370	15,592	-	(66,381)
MassMutual Select Blue Chip Growth Fund, Class I	44,188	20,617	10,414	54,391	834,360	4,915	138,216	(6,261)
MassMutual Select Diversified International Fund, Class I	175,007	37,901	32,223	180,685	1,118,439	1,550	-	(44,179)
MassMutual Select Diversified Value Fund, Class I	55,168	13,194	12,302	56,060	788,205	12,641	-	(389)
MassMutual Select Focused Value Fund, Class I	93,853	43,729	22,403	115,179	1,962,658	37,737	306,772	(122,196)
MassMutual Select Fundamental Growth Fund, Class I	92,742	27,795	25,530	95,007	731,555	7,760	83,269	(13,907)
MassMutual Select Fundamental Value Fund, Class I	52,126	22,400	13,987	60,539	703,465	13,304	78,176	(28,635)
MassMutual Select Growth Opportunities Fund, Class I	41,888	16,989	8,352	50,525	504,748	-	58,152	(8,776)
MassMutual Select Large Cap Value Fund, Class I	78,387	35,688	19,965	94,110	637,123	19,506	78,160	(56,982)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	63,398	14,893	23,346	54,945	989,559	-	99,294	(36,801)
MassMutual Select Mid-Cap Value Fund, Class I	100,448	36,556	29,435	107,569	1,348,910	21,459	216,684	(76,328)
MassMutual Select Overseas Fund, Class I	466,511	105,163	92,848	478,826	3,615,135	62,667	-	(103,968)
MassMutual Select Small Cap Growth Equity Fund, Class I	47,712	22,312	17,222	52,802	617,784	-	165,756	(86,423)
MassMutual Select Small Cap Value Equity Fund, Class I	72,661	14,403	23,121	63,943	962,336	6,671	37,948	(22,819)
MassMutual Select Small Company Value Fund, Class I	37,329	16,971	15,091	39,209	399,147	3,287	109,654	(55,252)
MassMutual Select Strategic Bond Fund, Class I	329,264	156,434	69,392	416,306	4,246,322	102,266	-	289
MassMutual Select Total Return Bond Fund, Class I	477,116	129,012	112,242	493,886	5,003,069	109,125	13,772	(29,873)
MM MSCI EAFE International Index Fund, Class I	270,840	73,585	54,277	290,148	3,325,099	82,030	8,624	(99,497)
MM Russell 2000 Small Cap Index Fund, Class I	99,723	19,634	32,032	87,325	969,305	14,240	29,454	(66,629)
MM S&P Mid Cap Index Fund, Class I	134,135	32,880	39,673	127,342	1,595,600	24,223	76,376	(18,314)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,210,422	181,764	370,972	1,021,214	1,746,276	-	-	(510,708)
Oppenheimer Developing Markets Fund, Class I**	17,273	1,416	5,688	13,001	401,848	5,162	-	(44,498)
Oppenheimer Global Real Estate Fund, Class I**	147,056	52,549	39,633	159,972	1,806,080	21,358	1,941	22,785
Oppenheimer International Bond Fund, Class I**	278,934	211,614	84,087	406,461	2,312,763	38,599	-	(38,762)
Oppenheimer Real Estate Fund, Class I**	16,997	5,632	5,755	16,874	474,337	4,952	29,381	(11,123)

					$86,125,750	$1,782,750	$2,234,004	$(2,043,960)

MM RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	111,965	86,394	7,902	190,457	$1,717,918	$38,529	$-	$(4,980)
MassMutual Premier Core Bond Fund, Class I	1,487,870	667,314	444,276	1,710,908	18,631,788	621,006	279,074	(255,625)
MassMutual Premier Disciplined Growth Fund, Class I	336,564	181,283	84,464	433,383	4,888,555	56,282	339,109	(124,831)
MassMutual Premier Disciplined Value Fund, Class I	259,351	123,776	59,603	323,524	4,885,215	99,913	89,006	(50,577)
MassMutual Premier High Yield Fund, Class I	134,463	161,070	64,417	231,116	1,941,376	94,612	-	(33,072)
MassMutual Premier Inflation-Protected and Income Fund, Class I	763,446	444,681	162,565	1,045,562	10,947,033	126,292	-	(94,815)

92

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	163,337	75,485	37,898	200,924	$2,350,814	$26,545	$85,005	$(95,680)
MassMutual Premier Money Market Fund, Class R5	843,916	357,802	941,728	259,990	259,990	36	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	482,576	295,918	72,322	706,172	7,224,136	160,427	-	(15,030)
MassMutual Premier Strategic Emerging Markets Fund, Class I	166,574	98,554	29,819	235,309	2,313,090	17,607	-	(81,592)
MassMutual Select Blue Chip Growth Fund, Class I	48,799	35,324	12,242	71,881	1,102,659	5,964	167,694	(14,878)
MassMutual Select Diversified International Fund, Class I	193,736	91,736	34,912	250,560	1,550,965	1,976	-	(54,114)
MassMutual Select Diversified Value Fund, Class I	60,938	29,424	16,286	74,076	1,041,510	15,334	-	(9,767)
MassMutual Select Focused Value Fund, Class I	88,732	67,313	18,971	137,074	2,335,743	40,460	328,910	(139,793)
MassMutual Select Fundamental Growth Fund, Class I	102,074	53,385	29,900	125,559	966,806	9,382	100,672	(16,484)
MassMutual Select Fundamental Value Fund, Class I	57,494	39,521	17,019	79,996	929,548	16,151	94,907	(40,844)
MassMutual Select Growth Opportunities Fund, Class I	46,667	29,880	9,954	66,593	665,262	-	70,554	(11,137)
MassMutual Select Large Cap Value Fund, Class I	86,659	61,295	23,562	124,392	842,137	23,663	94,817	(42,103)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	73,703	36,478	29,893	80,288	1,445,983	-	132,551	(39,744)
MassMutual Select Mid-Cap Value Fund, Class I	116,908	75,209	35,516	156,601	1,963,777	28,642	289,216	(109,832)
MassMutual Select Overseas Fund, Class I	516,623	248,740	101,430	663,933	5,012,694	79,933	-	(170,536)
MassMutual Select Small Cap Growth Equity Fund, Class I	54,128	42,857	21,561	75,424	882,466	-	215,553	(105,509)
MassMutual Select Small Cap Value Equity Fund, Class I	82,153	38,234	29,324	91,063	1,370,502	8,669	49,319	(25,419)
MassMutual Select Small Company Value Fund, Class I	41,838	32,475	18,392	55,921	569,278	4,275	142,617	(64,132)
MassMutual Select Strategic Bond Fund, Class I	283,714	195,722	51,859	427,577	4,361,290	104,233	-	(14,852)
MassMutual Select Total Return Bond Fund, Class I	412,466	208,270	86,122	534,614	5,415,644	110,928	13,999	(38,789)
MM MSCI EAFE International Index Fund, Class I	302,374	156,795	56,821	402,348	4,610,903	104,491	10,985	(145,651)
MM Russell 2000 Small Cap Index Fund, Class I	112,803	51,887	40,126	124,564	1,382,658	18,502	38,270	(77,334)
MM S&P Mid Cap Index Fund, Class I	155,866	79,298	51,504	183,660	2,301,263	32,336	101,958	(73,901)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,146,499	443,148	375,451	1,214,196	2,076,276	-	-	(374,238)
Oppenheimer Developing Markets Fund, Class I**	16,000	3,431	5,735	13,696	423,338	5,281	-	(45,159)
Oppenheimer Global Real Estate Fund, Class I**	141,913	86,206	37,108	191,011	2,156,510	24,042	2,149	2,201
Oppenheimer International Bond Fund, Class I**	238,572	272,298	69,977	440,893	2,508,680	39,394	-	(22,754)
Oppenheimer Real Estate Fund, Class I**	16,372	8,995	5,453	19,914	559,790	5,553	32,094	(6,227)

					$101,635,597	$1,920,458	$2,678,459	$(2,397,198)

MM RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	755,230	329,220	87,544	996,906	$8,992,091	$215,917	$-	$(57,909)
MassMutual Premier Core Bond Fund, Class I	6,027,819	1,110,550	1,163,510	5,974,859	65,066,217	2,135,387	959,620	(541,793)
MassMutual Premier Disciplined Growth Fund, Class I	2,544,950	596,915	366,426	2,775,439	31,306,948	365,409	2,201,638	(325,644)
MassMutual Premier Disciplined Value Fund, Class I	1,961,041	359,769	248,931	2,071,879	31,285,370	648,522	577,730	(82,481)
MassMutual Premier High Yield Fund, Class I	875,517	665,200	275,524	1,265,193	10,627,625	488,365	-	(291,997)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,448,625	1,104,880	526,796	4,026,709	42,159,648	489,450	-	(186,513)
MassMutual Premier International Equity Fund, Class I	1,242,225	242,094	163,908	1,320,411	15,448,805	175,800	562,956	(645,293)

93

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
MassMutual Premier Money Market Fund, Class R5	4,092,239	679,574	3,919,839	851,974	$851,974	$147	$-	$-
MassMutual Premier Short-Duration Bond Fund, Class I	2,335,004	787,914	197,267	2,925,651	29,929,413	673,190	-	(65,590)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,302,647	396,875	121,455	1,578,067	15,512,402	119,545	-	(216,876)
MassMutual Select Blue Chip Growth Fund, Class I	646,010	230,364	79,485	796,889	12,224,284	68,889	1,937,081	(61,806)
MassMutual Select Diversified International Fund, Class I	1,475,423	315,309	135,364	1,655,368	10,246,728	13,158	-	(192,935)
MassMutual Select Diversified Value Fund, Class I	807,904	132,578	117,454	823,028	11,571,775	177,149	-	(804)
MassMutual Select Focused Value Fund, Class I	590,706	245,100	81,120	754,686	12,859,851	227,789	1,851,767	(367,463)
MassMutual Select Fundamental Growth Fund, Class I	1,355,559	338,080	298,699	1,394,940	10,741,035	108,538	1,164,672	(205,663)
MassMutual Select Fundamental Value Fund, Class I	760,110	245,772	117,073	888,809	10,327,964	186,439	1,095,575	(200,440)
MassMutual Select Growth Opportunities Fund, Class I	619,710	177,294	62,703	734,301	7,335,670	-	815,038	(50,658)
MassMutual Select Large Cap Value Fund, Class I	1,147,610	391,837	157,455	1,381,992	9,356,089	273,312	1,095,166	(457,234)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	521,073	113,874	149,406	485,541	8,744,598	-	801,293	(161,620)
MassMutual Select Mid-Cap Value Fund, Class I	824,625	278,491	157,873	945,243	11,853,349	173,128	1,748,182	78,805
MassMutual Select Overseas Fund, Class I	3,936,842	844,285	394,898	4,386,229	33,116,032	532,162	-	410,037
MassMutual Select Small Cap Growth Equity Fund, Class I	398,860	176,406	103,081	472,185	5,524,559	-	1,353,166	(702,674)
MassMutual Select Small Cap Value Equity Fund, Class I	604,064	109,386	144,602	568,848	8,561,164	54,441	309,712	(193,403)
MassMutual Select Small Company Value Fund, Class I	306,741	137,519	94,756	349,504	3,557,952	26,826	894,924	(388,520)
MassMutual Select Strategic Bond Fund, Class I	1,155,538	440,828	144,207	1,452,159	14,812,024	360,464	-	7,375
MassMutual Select Total Return Bond Fund, Class I	1,708,885	368,855	237,881	1,839,859	18,637,774	383,180	48,358	(49,477)
MM MSCI EAFE International Index Fund, Class I	2,330,596	562,933	235,451	2,658,078	30,461,569	690,437	72,586	66,809
MM Russell 2000 Small Cap Index Fund, Class I	830,028	148,549	199,877	778,700	8,643,574	116,236	240,420	(347,644)
MM S&P Mid Cap Index Fund, Class I	1,096,129	249,064	236,065	1,109,128	13,897,372	195,467	616,315	(287,479)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	8,566,698	1,272,152	1,646,329	8,192,521	14,009,210	-	-	(2,171,926)
Oppenheimer Developing Markets Fund, Class I**	135,233	6,348	43,049	98,532	3,045,632	39,782	-	(482,330)
Oppenheimer Global Real Estate Fund, Class I**	1,104,458	373,832	176,477	1,301,813	14,697,465	163,712	14,788	161,393
Oppenheimer International Bond Fund, Class I**	1,247,079	996,735	261,361	1,982,453	11,280,156	179,043	-	(147,875)
Oppenheimer Real Estate Fund, Class I**	125,114	40,127	31,124	134,117	3,770,015	38,183	225,267	(26,581)

					$540,456,334	$9,320,067	$18,586,254	$(8,186,209)

MM RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	365,423	253,709	24,650	594,482	$5,362,230	$124,849	$-	$(29,378)
MassMutual Premier Core Bond Fund, Class I	1,173,142	532,989	242,277	1,463,854	15,941,366	468,508	210,543	(142,720)
MassMutual Premier Disciplined Growth Fund, Class I	853,869	449,970	130,102	1,173,737	13,239,755	138,181	832,558	(172,465)
MassMutual Premier Disciplined Value Fund, Class I	658,116	306,009	90,138	873,987	13,197,211	245,279	218,505	(68,076)
MassMutual Premier High Yield Fund, Class I	468,309	524,523	194,232	798,600	6,708,236	303,812	-	(155,992)
MassMutual Premier Inflation-Protected and Income Fund, Class I	714,327	451,256	141,180	1,024,403	10,725,501	113,954	-	(78,402)
MassMutual Premier International Equity Fund, Class I	468,702	220,823	61,485	628,040	7,348,069	75,679	242,344	(209,047)
MassMutual Premier Money Market Fund, Class R5	1,078,450	465,467	1,405,060	138,857	138,857	44	-	-

94

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
MassMutual Premier Short-Duration Bond Fund, Class I	429,337	313,144	42,966	699,515	$7,156,040	$140,032	$-	$(11,466)
MassMutual Premier Strategic Emerging Markets Fund, Class I	476,187	305,614	45,359	736,442	7,239,222	49,378	-	(151,225)
MassMutual Select Blue Chip Growth Fund, Class I	248,319	173,687	34,377	387,629	5,946,231	29,673	834,377	(33,951)
MassMutual Select Diversified International Fund, Class I	559,281	290,433	59,056	790,658	4,894,173	5,672	-	(94,092)
MassMutual Select Diversified Value Fund, Class I	310,146	142,136	49,200	403,082	5,667,328	76,323	-	(21,737)
MassMutual Select Focused Value Fund, Class I	186,792	141,843	30,633	298,002	5,077,949	80,729	656,271	(228,752)
MassMutual Select Fundamental Growth Fund, Class I	518,616	270,872	106,328	683,160	5,260,335	46,622	500,282	(85,375)
MassMutual Select Fundamental Value Fund, Class I	291,623	193,617	49,946	435,294	5,058,112	80,334	472,066	(134,650)
MassMutual Select Growth Opportunities Fund, Class I	239,284	147,573	29,539	357,318	3,569,604	-	350,999	(42,172)
MassMutual Select Large Cap Value Fund, Class I	440,494	301,323	64,984	676,833	4,582,162	117,718	471,697	(190,119)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	185,478	93,127	63,184	215,421	3,879,727	-	321,325	(122,686)
MassMutual Select Mid-Cap Value Fund, Class I	294,407	191,930	67,493	418,844	5,252,304	69,424	701,020	(233,981)
MassMutual Select Overseas Fund, Class I	1,490,710	777,959	173,734	2,094,935	15,816,757	229,408	-	(302,144)
MassMutual Select Small Cap Growth Equity Fund, Class I	161,572	130,985	54,197	238,360	2,788,813	-	616,998	(290,792)
MassMutual Select Small Cap Value Equity Fund, Class I	244,165	115,311	72,892	286,584	4,313,092	24,820	141,200	(73,343)
MassMutual Select Small Company Value Fund, Class I	123,162	99,187	46,205	176,144	1,793,147	12,241	408,349	(176,508)
MassMutual Select Strategic Bond Fund, Class I	221,891	137,780	26,822	332,849	3,395,058	79,091	-	(7,613)
MassMutual Select Total Return Bond Fund, Class I	337,311	145,380	49,067	433,624	4,392,612	83,826	10,579	(20,607)
MM MSCI EAFE International Index Fund, Class I	890,523	477,224	98,153	1,269,594	14,549,549	297,451	31,271	(256,953)
MM Russell 2000 Small Cap Index Fund, Class I	335,145	159,525	101,918	392,752	4,359,552	52,986	109,596	(241,816)
MM S&P Mid Cap Index Fund, Class I	390,516	206,885	107,433	489,968	6,139,304	78,375	247,118	(176,226)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,954,634	1,296,486	621,736	3,629,384	6,206,247	-	-	(863,020)
Oppenheimer Developing Markets Fund, Class I**	47,101	8,493	17,259	38,335	1,184,933	15,178	-	(161,624)
Oppenheimer Global Real Estate Fund, Class I**	384,725	249,710	59,272	575,163	6,493,593	66,567	5,847	(5,934)
Oppenheimer International Bond Fund, Class I**	419,190	429,301	99,539	748,952	4,261,537	65,738	-	(32,834)
Oppenheimer Real Estate Fund, Class I**	43,037	25,861	10,527	58,371	1,640,809	15,551	88,151	(19,740)

					$213,579,415	$3,187,443	$7,471,096	$(4,835,440)

MM RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	1,321,271	565,185	75,105	1,811,351	$16,338,387	$403,654	$-	$(90,061)
MassMutual Premier Core Bond Fund, Class I	2,269,259	456,482	424,371	2,301,370	25,061,923	790,050	355,040	(183,093)
MassMutual Premier Disciplined Growth Fund, Class I	2,611,518	659,947	317,854	2,953,611	33,316,729	375,955	2,265,185	(246,617)
MassMutual Premier Disciplined Value Fund, Class I	2,013,100	404,035	219,600	2,197,535	33,182,772	667,163	594,336	(44,497)
MassMutual Premier High Yield Fund, Class I	1,617,147	1,109,320	402,306	2,324,161	19,522,948	950,730	-	(501,330)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,472,225	522,386	319,332	1,675,279	17,540,173	209,437	-	(178,152)
MassMutual Premier International Equity Fund, Class I	1,631,848	334,009	160,018	1,805,839	21,128,315	236,216	756,422	(639,183)
MassMutual Premier Money Market Fund, Class R5	2,812,347	490,263	3,208,302	94,308	94,308	102	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	760,069	424,703	150,453	1,034,319	10,581,082	217,496	-	(38,231)

95

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2030 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,558,839	521,563	127,006	1,953,396	$19,201,884	$143,356	$-	$(269,914)
MassMutual Select Blue Chip Growth Fund, Class I	872,898	339,598	98,426	1,114,070	17,089,840	92,671	2,605,821	(63,649)
MassMutual Select Diversified International Fund, Class I	1,947,277	491,709	160,732	2,278,254	14,102,391	17,734	-	(221,727)
MassMutual Select Diversified Value Fund, Class I	1,089,633	215,154	140,336	1,164,451	16,372,180	238,269	-	20,048
MassMutual Select Focused Value Fund, Class I	528,574	235,888	69,473	694,989	11,842,611	201,823	1,640,685	(376,859)
MassMutual Select Fundamental Growth Fund, Class I	1,828,161	479,372	333,959	1,973,574	15,196,519	145,813	1,564,655	(183,196)
MassMutual Select Fundamental Value Fund, Class I	1,024,867	370,044	137,401	1,257,510	14,612,272	250,753	1,473,506	(280,918)
MassMutual Select Growth Opportunities Fund, Class I	837,667	267,166	78,085	1,026,748	10,257,212	-	1,096,291	(48,876)
MassMutual Select Large Cap Value Fund, Class I	1,547,837	585,207	177,776	1,955,268	13,237,163	367,604	1,472,998	(506,901)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	608,317	142,036	173,708	576,645	10,385,375	-	935,475	(214,360)
MassMutual Select Mid-Cap Value Fund, Class I	963,752	339,671	181,941	1,121,482	14,063,384	202,096	2,040,683	52,836
MassMutual Select Overseas Fund, Class I	5,190,155	1,295,916	449,419	6,036,652	45,576,722	717,200	-	395,733
MassMutual Select Small Cap Growth Equity Fund, Class I	592,419	278,485	158,491	712,413	8,335,229	-	2,017,517	(1,095,509)
MassMutual Select Small Cap Value Equity Fund, Class I	895,102	176,390	213,542	857,950	12,912,149	81,170	461,770	(290,027)
MassMutual Select Small Company Value Fund, Class I	453,486	216,464	142,872	527,078	5,365,655	39,993	1,334,186	(585,983)
MassMutual Select Strategic Bond Fund, Class I	425,777	150,024	70,049	505,752	5,158,669	133,723	-	(15,066)
MassMutual Select Total Return Bond Fund, Class I	678,359	113,724	130,266	661,817	6,704,206	141,820	17,898	(48,338)
MM MSCI EAFE International Index Fund, Class I	3,114,841	803,399	259,931	3,658,309	41,924,215	928,555	97,620	111,860
MM Russell 2000 Small Cap Index Fund, Class I	1,227,537	240,795	293,425	1,174,907	13,041,464	173,281	358,412	(544,170)
MM S&P Mid Cap Index Fund, Class I	1,278,230	313,845	292,766	1,299,309	16,280,336	228,164	719,410	(458,441)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	9,475,667	1,654,923	1,526,067	9,604,523	16,423,734	-	-	(2,066,634)
Oppenheimer Developing Markets Fund, Class I**	161,683	7,045	51,441	117,287	3,625,340	47,834	-	(540,670)
Oppenheimer Global Real Estate Fund, Class I**	1,238,574	442,270	157,576	1,523,268	17,197,694	186,530	16,753	143,073
Oppenheimer International Bond Fund, Class I**	1,233,819	780,139	228,722	1,785,236	10,157,996	167,350	-	(129,852)
Oppenheimer Real Estate Fund, Class I**	137,895	47,045	30,523	154,417	4,340,656	43,746	256,762	(26,113)

					$540,171,533	$8,400,288	$22,081,425	$(9,164,817)

MM RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	216,195	166,054	15,216	367,033	$3,310,635	$76,372	$-	$(15,142)
MassMutual Premier Core Bond Fund, Class I	427,358	195,931	67,488	555,801	6,052,674	171,412	77,031	(23,962)
MassMutual Premier Disciplined Growth Fund, Class I	586,126	311,338	64,974	832,490	9,390,484	97,165	585,434	(63,358)
MassMutual Premier Disciplined Value Fund, Class I	451,657	211,536	43,586	619,607	9,356,062	172,476	153,649	(17,100)
MassMutual Premier High Yield Fund, Class I	268,380	340,853	90,692	518,541	4,355,741	184,340	-	(73,669)
MassMutual Premier Inflation-Protected and Income Fund, Class I	230,310	153,139	47,311	336,138	3,519,360	37,807	-	(22,385)
MassMutual Premier International Equity Fund, Class I	393,751	189,415	30,972	552,194	6,460,669	66,009	211,377	(109,790)
MassMutual Premier Money Market Fund, Class R5	556,108	242,741	764,847	34,002	34,002	23	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	140,474	132,818	34,328	238,964	2,444,605	46,138	-	(5,024)
MassMutual Premier Strategic Emerging Markets Fund, Class I	384,022	250,783	23,386	611,419	6,010,252	40,888	-	(66,715)

96

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	228,642	160,041	22,845	365,838	$5,611,952	$27,768	$780,817	$(3,850)
MassMutual Select Diversified International Fund, Class I	470,664	259,613	31,937	698,340	4,322,722	4,935	-	(45,618)
MassMutual Select Diversified Value Fund, Class I	285,433	130,484	32,483	383,434	5,391,083	71,432	-	(3,880)
MassMutual Select Focused Value Fund, Class I	126,809	96,877	15,689	207,997	3,544,276	55,414	450,479	(102,268)
MassMutual Select Fundamental Growth Fund, Class I	478,129	250,929	79,571	649,487	5,001,047	43,629	468,161	(43,184)
MassMutual Select Fundamental Value Fund, Class I	268,296	177,984	32,209	414,071	4,811,510	75,187	441,825	(76,783)
MassMutual Select Growth Opportunities Fund, Class I	220,017	136,502	19,088	337,431	3,370,933	-	328,459	(17,238)
MassMutual Select Large Cap Value Fund, Class I	405,396	277,438	38,994	643,840	4,358,798	110,180	441,492	(108,937)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	148,466	74,631	45,287	177,810	3,202,358	-	262,067	(88,462)
MassMutual Select Mid-Cap Value Fund, Class I	235,485	154,461	44,883	345,063	4,327,095	56,627	571,797	(150,023)
MassMutual Select Overseas Fund, Class I	1,253,605	690,514	93,809	1,850,310	13,969,842	199,595	-	(149,518)
MassMutual Select Small Cap Growth Equity Fund, Class I	145,779	119,973	41,073	224,679	2,628,750	-	570,773	(222,246)
MassMutual Select Small Cap Value Equity Fund, Class I	220,213	104,598	55,117	269,694	4,058,895	22,965	130,647	(49,816)
MassMutual Select Small Company Value Fund, Class I	111,290	90,486	35,982	165,794	1,687,781	11,322	377,708	(123,291)
MassMutual Select Strategic Bond Fund, Class I	79,018	58,870	27,887	110,001	1,122,012	28,860	-	(3,950)
MassMutual Select Total Return Bond Fund, Class I	129,528	52,054	30,194	151,388	1,533,557	30,545	3,855	(3,752)
MM MSCI EAFE International Index Fund, Class I	754,268	418,604	51,537	1,121,335	12,850,504	258,146	27,139	(118,403)
MM Russell 2000 Small Cap Index Fund, Class I	302,125	144,442	76,716	369,851	4,105,341	49,025	101,402	(177,048)
MM S&P Mid Cap Index Fund, Class I	312,159	166,532	79,901	398,790	4,996,833	63,936	201,592	(124,858)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,191,242	1,052,801	379,466	2,864,577	4,898,427	-	-	(550,287)
Oppenheimer Developing Markets Fund, Class I**	38,546	7,541	12,898	33,189	1,025,873	12,913	-	(137,198)
Oppenheimer Global Real Estate Fund, Class I**	286,878	190,518	22,977	454,419	5,130,391	52,132	4,581	(1,379)
Oppenheimer International Bond Fund, Class I**	219,339	243,883	42,983	420,239	2,391,160	36,361	-	(12,812)
Oppenheimer Real Estate Fund, Class I**	31,884	19,489	5,756	45,617	1,282,292	12,176	69,039	(9,873)

					$156,557,916	$2,115,778	$6,259,324	$(2,721,819)

MM RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	461,714	194,668	26,138	630,244	$5,684,805	$138,531	$-	$(31,591)
MassMutual Premier Core Bond Fund, Class I	1,031,928	206,710	175,766	1,062,872	11,574,679	355,393	159,710	(70,306)
MassMutual Premier Disciplined Growth Fund, Class I	1,387,125	346,369	190,318	1,543,176	17,407,025	199,006	1,199,037	(160,774)
MassMutual Premier Disciplined Value Fund, Class I	1,069,348	211,661	132,844	1,148,165	17,337,289	353,178	314,626	(35,513)
MassMutual Premier High Yield Fund, Class I	561,371	444,396	157,038	848,729	7,129,323	326,429	-	(216,761)
MassMutual Premier Inflation-Protected and Income Fund, Class I	457,862	163,095	99,895	521,062	5,455,517	64,930	-	(68,185)
MassMutual Premier International Equity Fund, Class I	1,013,810	208,114	107,336	1,114,588	13,040,685	147,397	472,001	(434,969)
MassMutual Premier Money Market Fund, Class R5	1,396,893	229,034	1,580,943	44,984	44,984	50	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	333,056	208,647	103,290	438,413	4,484,966	93,702	-	(15,777)
MassMutual Premier Strategic Emerging Markets Fund, Class I	990,736	334,076	93,058	1,231,754	12,108,142	91,275	-	(248,587)
MassMutual Select Blue Chip Growth Fund, Class I	632,413	242,265	83,278	791,400	12,140,082	66,584	1,872,274	(59,568)

97

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Select Diversified International Fund, Class I	1,211,997	316,009	118,870	1,409,136	$8,722,551	$11,036	$-	$(166,242)
MassMutual Select Diversified Value Fund, Class I	789,658	152,500	111,796	830,362	11,674,897	171,217	-	11,609
MassMutual Select Focused Value Fund, Class I	322,426	139,500	48,208	413,718	7,049,760	122,016	991,908	(283,042)
MassMutual Select Fundamental Growth Fund, Class I	1,323,867	344,891	262,571	1,406,187	10,827,641	104,699	1,123,474	(148,924)
MassMutual Select Fundamental Value Fund, Class I	742,512	263,917	109,712	896,717	10,419,851	180,205	1,058,944	(241,853)
MassMutual Select Growth Opportunities Fund, Class I	607,325	190,943	68,872	729,396	7,286,662	-	787,643	(36,825)
MassMutual Select Large Cap Value Fund, Class I	1,122,131	417,489	145,330	1,394,290	9,439,347	264,153	1,058,467	(412,063)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	385,518	89,802	114,998	360,322	6,489,407	-	590,392	(148,748)
MassMutual Select Mid-Cap Value Fund, Class I	611,200	214,739	125,718	700,221	8,780,774	127,556	1,288,009	(3,442)
MassMutual Select Overseas Fund, Class I	3,226,990	836,160	329,454	3,733,696	28,189,402	446,363	-	51,355
MassMutual Select Small Cap Growth Equity Fund, Class I	380,990	178,572	106,165	453,397	5,304,741	-	1,294,358	(732,850)
MassMutual Select Small Cap Value Equity Fund, Class I	576,371	113,188	143,485	546,074	8,218,420	52,083	296,297	(192,825)
MassMutual Select Small Company Value Fund, Class I	291,916	139,095	95,505	335,506	3,415,448	25,669	856,327	(394,784)
MassMutual Select Strategic Bond Fund, Class I	190,934	82,717	65,333	208,318	2,124,843	59,961	-	(15,703)
MassMutual Select Total Return Bond Fund, Class I	317,907	58,037	86,164	289,780	2,935,470	63,516	8,016	(23,636)
MM MSCI EAFE International Index Fund, Class I	1,943,084	512,426	192,807	2,262,703	25,930,575	576,425	60,600	(51,598)
MM Russell 2000 Small Cap Index Fund, Class I	790,014	154,858	197,080	747,792	8,300,488	111,196	229,997	(433,466)
MM S&P Mid Cap Index Fund, Class I	809,975	198,884	209,741	799,118	10,012,943	144,016	454,089	(318,974)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,454,483	1,117,842	983,368	5,588,957	9,557,116	-	-	(1,346,884)
Oppenheimer Developing Markets Fund, Class I**	101,818	4,819	35,616	71,021	2,195,252	30,212	-	(365,366)
Oppenheimer Global Real Estate Fund, Class I **	707,812	272,342	78,590	901,564	10,178,663	110,991	10,007	61,054
Oppenheimer International Bond Fund, Class I**	508,717	374,891	111,215	772,393	4,394,919	71,540	-	(58,752)
Oppenheimer Real Estate Fund, Class I**	78,982	27,387	15,347	91,022	2,558,629	25,920	152,592	(15,242)

					$310,415,296	$4,535,249	$14,278,768	$(6,609,232)

MM RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	65,889	58,743	4,961	119,671	$1,079,431	$24,002	$-	$(3,125)
MassMutual Premier Core Bond Fund, Class I	169,488	107,371	18,660	258,199	2,811,783	71,293	32,038	(8,229)
MassMutual Premier Disciplined Growth Fund, Class I	284,773	156,624	34,361	407,036	4,591,366	46,152	278,069	(33,224)
MassMutual Premier Disciplined Value Fund, Class I	219,478	106,735	23,151	303,062	4,576,239	81,926	72,983	(7,703)
MassMutual Premier High Yield Fund, Class I	81,974	128,038	19,883	190,129	1,597,083	59,470	-	(19,379)
MassMutual Premier Inflation-Protected and Income Fund, Class I	60,730	50,676	7,905	103,501	1,083,660	10,575	-	(2,022)
MassMutual Premier International Equity Fund, Class I	227,087	113,922	17,970	323,039	3,779,560	37,520	120,149	(64,773)
MassMutual Premier Money Market Fund, Class R5	236,659	125,549	344,964	17,244	17,244	10	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	53,783	61,973	10,879	104,877	1,072,890	18,492	-	(1,918)
MassMutual Premier Strategic Emerging Markets Fund, Class I	227,830	154,678	15,405	367,103	3,608,622	23,793	-	(44,946)
MassMutual Select Blue Chip Growth Fund, Class I	151,515	109,886	15,930	245,471	3,765,521	18,073	508,188	(3,628)
MassMutual Select Diversified International Fund, Class I	271,628	156,226	18,644	409,210	2,533,008	2,803	-	(26,351)
MassMutual Select Diversified Value Fund, Class I	188,825	90,606	21,717	257,714	3,623,456	46,489	-	(1,415)
MassMutual Select Focused Value Fund, Class I	71,636	56,597	9,593	118,640	2,021,627	30,618	248,901	(60,921)
MassMutual Select Fundamental Growth Fund, Class I	316,301	173,003	53,902	435,402	3,352,596	28,344	304,142	(30,748)
MassMutual Select Fundamental Value Fund, Class I	177,855	121,821	21,324	278,352	3,234,445	48,944	287,611	(49,430)
MassMutual Select Growth Opportunities Fund, Class I	145,426	94,590	13,368	226,648	2,264,216	-	213,780	(12,492)

98

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
MassMutual Select Large Cap Value Fund, Class I	268,405	190,960	26,592	432,773	$2,929,874	$71,710	$287,343	$(73,166)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	86,925	45,848	26,885	105,888	1,907,034	-	151,066	(53,638)
MassMutual Select Mid-Cap Value Fund, Class I	138,015	94,598	27,409	205,204	2,573,259	32,644	329,631	(90,934)
MassMutual Select Overseas Fund, Class I	723,451	411,774	50,946	1,084,279	8,186,304	113,399	-	(80,186)
MassMutual Select Small Cap Growth Equity Fund, Class I	86,847	75,345	24,943	137,249	1,605,810	-	334,973	(137,883)
MassMutual Select Small Cap Value Equity Fund, Class I	131,283	65,533	32,595	164,221	2,471,527	13,474	76,656	(30,583)
MassMutual Select Small Company Value Fund, Class I	66,453	56,730	22,102	101,081	1,029,005	6,648	221,784	(85,713)
MassMutual Select Strategic Bond Fund, Class I	30,464	32,832	18,599	44,697	455,914	11,987	-	(2,581)
MassMutual Select Total Return Bond Fund, Class I	53,379	28,868	15,047	67,200	680,741	12,661	1,598	(2,274)
MM MSCI EAFE International Index Fund, Class I	436,302	252,034	31,247	657,089	7,530,236	146,323	15,384	(71,126)
MM Russell 2000 Small Cap Index Fund, Class I	179,822	91,274	45,481	225,615	2,504,331	28,770	59,508	(105,359)
MM S&P Mid Cap Index Fund, Class I	183,022	102,477	49,983	235,516	2,951,018	36,858	116,215	(75,475)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,168,034	619,647	202,112	1,585,569	2,711,324	-	-	(301,119)
Oppenheimer Developing Markets Fund, Class I**	22,120	3,732	6,802	19,050	588,822	7,263	-	(72,192)
Oppenheimer Global Real Estate Fund, Class I**	151,546	111,507	11,612	251,441	2,838,771	28,509	2,482	252
Oppenheimer International Bond Fund, Class I**	76,242	121,554	17,427	180,369	1,026,302	14,719	-	(4,720)
Oppenheimer Real Estate Fund, Class I**	16,934	10,815	2,518	25,231	709,232	6,683	37,479	(4,020)

					$87,712,251	$1,080,152	$3,699,980	$(1,561,021)

MM RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	65,429	44,345	6,601	103,173	$930,618	$20,545	$-	$(3,371)
MassMutual Premier Core Bond Fund, Class I	164,278	77,119	27,273	214,124	2,331,806	56,243	25,275	(7,810)
MassMutual Premier Disciplined Growth Fund, Class I	525,620	174,630	49,043	651,207	7,345,620	77,269	465,557	(25,179)
MassMutual Premier Disciplined Value Fund, Class I	405,247	112,305	33,985	483,567	7,301,868	137,147	122,177	(2,024)
MassMutual Premier High Yield Fund, Class I	76,145	98,284	17,642	156,787	1,317,010	45,241	-	(8,524)
MassMutual Premier Inflation-Protected and Income Fund, Class I	54,621	33,845	2,816	85,650	896,755	8,365	-	(814)
MassMutual Premier International Equity Fund, Class I	416,552	126,636	24,342	518,846	6,070,504	62,910	201,454	(103,559)
MassMutual Premier Money Market Fund, Class R5	221,292	54,753	245,802	30,243	30,243	8	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	50,292	61,957	24,693	87,556	895,696	14,560	-	(5,837)
MassMutual Premier Strategic Emerging Markets Fund, Class I	414,561	190,396	21,600	583,357	5,734,400	39,540	-	(45,529)
MassMutual Select Blue Chip Growth Fund, Class I	279,398	136,355	22,561	393,192	6,031,569	30,265	851,010	(4,708)
MassMutual Select Diversified International Fund, Class I	499,111	183,865	26,453	656,523	4,063,880	4,698	-	(36,947)
MassMutual Select Diversified Value Fund, Class I	348,981	97,615	33,730	412,866	5,804,903	77,832	-	7,846
MassMutual Select Focused Value Fund, Class I	132,088	70,997	13,023	190,062	3,238,664	51,167	415,953	(64,943)
MassMutual Select Fundamental Growth Fund, Class I	584,315	198,923	85,169	698,069	5,375,129	47,539	510,122	(26,912)
MassMutual Select Fundamental Value Fund, Class I	327,962	149,838	29,733	448,067	5,206,533	81,919	481,383	(45,498)
MassMutual Select Growth Opportunities Fund, Class I	268,928	111,791	17,948	362,771	3,624,084	-	357,975	(8,218)
MassMutual Select Large Cap Value Fund, Class I	496,099	235,831	35,245	696,685	4,716,560	120,057	481,072	(92,157)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	160,581	50,713	40,787	170,507	3,070,835	-	253,095	(79,726)
MassMutual Select Mid-Cap Value Fund, Class I	254,908	113,445	38,600	329,753	4,135,100	54,677	552,104	(102,459)
MassMutual Select Overseas Fund, Class I	1,327,387	482,831	70,572	1,739,646	13,134,330	190,038	-	(93,532)
MassMutual Select Small Cap Growth Equity Fund, Class I	159,912	93,666	36,463	217,115	2,540,249	-	559,607	(250,256)

99

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class I	241,907	68,144	49,592	260,459	$3,919,908	$22,515		$128,087	$(58,458)
MassMutual Select Small Company Value Fund, Class I	122,156	71,739	33,742	160,153	1,630,356	11,096		370,180	(130,366)
MassMutual Select Strategic Bond Fund, Class I	27,575	18,435	30,237	15,773	160,889	9,460		-	(2,987)
MassMutual Select Total Return Bond Fund, Class I	57,476	21,081	31,510	47,047	476,585	9,997		1,262	(873)
MM MSCI EAFE International Index Fund, Class I	802,797	294,322	42,866	1,054,253	12,081,737	245,203		25,778	(97,910)
MM Russell 2000 Small Cap Index Fund, Class I	331,450	96,012	70,147	357,315	3,966,202	48,065		99,416	(163,650)
MM S&P Mid Cap Index Fund, Class I	337,597	114,823	77,100	375,320	4,702,753	61,742		194,676	(71,563)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,116,174	716,540	292,739	2,539,975	4,343,356	-		-	(462,555)
Oppenheimer Developing Markets Fund, Class I**	41,846	3,225	13,043	32,028	989,987	12,777		-	(140,545)
Oppenheimer Global Real Estate Fund, Class I**	278,969	143,507	13,689	408,787	4,615,209	47,279		4,173	6,120
Oppenheimer International Bond Fund, Class I**	49,928	115,353	13,698	151,583	862,509	11,834		-	(2,000)
Oppenheimer Real Estate Fund, Class I**	30,937	13,867	3,795	41,009	1,152,755	11,076		63,349	(9,387)

					$132,698,602	$1,611,064		$6,163,705	$(2,134,331)

MM RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	6,444	8,111	576	13,979	$126,087	$2,538		$-	$(358)
MassMutual Premier Core Bond Fund, Class I	17,126	16,922	3,417	30,631	333,573	7,356		3,306	(1,110)
MassMutual Premier Disciplined Growth Fund, Class I	55,368	46,304	6,816	94,856	1,069,979	10,126		61,013	(10,700)
MassMutual Premier Disciplined Value Fund, Class I	42,673	32,578	4,799	70,452	1,063,830	17,982		16,019	(3,670)
MassMutual Premier High Yield Fund, Class I	8,404	19,275	3,436	24,243	203,638	6,476		-	(748)
MassMutual Premier Inflation-Protected and Income Fund, Class I	5,758	7,266	490	12,534	131,226	1,085		-	(124)
MassMutual Premier International Equity Fund, Class I	44,123	35,209	3,841	75,491	883,244	8,218		26,318	(11,072)
MassMutual Premier Money Market Fund, Class R5	23,312	16,887	35,483	4,716	4,716	-	†	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	5,304	10,967	3,444	12,827	131,224	1,915		-	(891)
MassMutual Premier Strategic Emerging Markets Fund, Class I	45,398	45,813	4,718	86,493	850,229	5,296		-	(15,136)
MassMutual Select Blue Chip Growth Fund, Class I	29,554	31,245	3,569	57,230	877,913	3,922		110,287	(5,686)
MassMutual Select Diversified International Fund, Class I	52,886	47,416	4,614	95,688	592,308	608		-	(6,242)
MassMutual Select Diversified Value Fund, Class I	36,761	27,848	4,532	60,077	844,683	10,095		-	(1,904)
MassMutual Select Focused Value Fund, Class I	14,011	15,904	2,201	27,714	472,253	6,662		54,156	(15,465)
MassMutual Select Fundamental Growth Fund, Class I	61,321	50,245	10,040	101,526	781,750	6,131		65,790	(8,806)
MassMutual Select Fundamental Value Fund, Class I	34,633	35,123	4,454	65,302	758,810	10,627		62,451	(11,489)
MassMutual Select Growth Opportunities Fund, Class I	28,498	27,484	3,168	52,814	527,613	-		46,362	(3,500)
MassMutual Select Large Cap Value Fund, Class I	52,240	54,712	5,417	101,535	687,390	15,561		62,352	(15,265)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	16,862	13,610	5,529	24,943	449,223	-		32,766	(10,378)
MassMutual Select Mid-Cap Value Fund, Class I	26,828	26,875	5,579	48,124	603,477	7,080		71,492	(19,078)
MassMutual Select Overseas Fund, Class I	140,887	124,942	12,289	253,540	1,914,226	24,600		-	(16,950)
MassMutual Select Small Cap Growth Equity Fund, Class I	16,944	20,827	5,620	32,151	376,164	-		72,895	(32,307)
MassMutual Select Small Cap Value Equity Fund, Class I	25,550	19,995	7,063	38,482	579,159	2,932		16,683	(8,884)
MassMutual Select Small Company Value Fund, Class I	12,843	15,513	4,687	23,669	240,949	1,447		48,281	(19,409)
MassMutual Select Strategic Bond Fund, Class I	2,906	3,697	5,498	1,105	11,273	1,222		-	54
MassMutual Select Total Return Bond Fund, Class I	5,856	4,593	4,313	6,136	62,162	1,286		162	(136)
MM MSCI EAFE International Index Fund, Class I	85,098	76,009	7,471	153,636	1,760,670	31,779		3,341	(17,691)
MM Russell 2000 Small Cap Index Fund, Class I	35,011	28,099	10,262	52,848	586,607	6,258		12,945	(20,322)

100

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MM S&P Mid Cap Index Fund, Class I	35,588	30,718	11,081	55,225	$691,965	$7,998	$25,217	$(18,708)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	223,578	195,426	47,229	371,775	635,735	-	-	(54,275)
Oppenheimer Developing Markets Fund, Class I**	4,102	1,083	985	4,200	129,823	1,471	-	(8,877)
Oppenheimer Global Real Estate Fund, Class I**	29,153	31,756	2,318	58,591	661,493	6,348	542	(108)
Oppenheimer International Bond Fund, Class I**	5,543	18,373	2,153	21,763	123,832	1,602	-	(249)
Oppenheimer Real Estate Fund, Class I**	3,252	3,121	497	5,876	165,178	1,482	8,035	(715)

					$19,332,402	$210,103	$800,413	$(340,199)

MM RetireSMART 2060 Fund
Babson Global Floating Rate Fund, Class Y*	-	8,497	432	8,065	$72,747	$1,280	$-	$(76)
MassMutual Premier Core Bond Fund, Class I	-	16,478	716	15,762	171,649	4,534	2,038	(223)
MassMutual Premier Disciplined Growth Fund, Class I	-	47,922	762	47,160	531,959	6,087	36,677	(433)
MassMutual Premier Disciplined Value Fund, Class I	-	35,609	590	35,019	528,786	10,851	9,666	(257)
MassMutual Premier High Yield Fund, Class I	-	10,835	95	10,740	90,213	3,497	-	(26)
MassMutual Premier Inflation-Protected and Income Fund, Class I	-	6,294	86	6,208	64,994	665	-	(2)
MassMutual Premier International Equity Fund, Class I	-	38,667	1,029	37,638	440,370	4,996	15,997	(633)
MassMutual Premier Money Market Fund, Class R5	-	20,110	18,334	1,776	1,776	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	-	8,980	2,631	6,349	64,953	1,154	-	(724)
MassMutual Premier Strategic Emerging Markets Fund, Class I	-	40,968	700	40,268	395,832	3,106	-	(261)
MassMutual Select Blue Chip Growth Fund, Class I	-	28,894	430	28,464	436,645	2,361	66,389	(740)
MassMutual Select Diversified International Fund, Class I	-	48,253	723	47,530	294,214	373	-	(109)
MassMutual Select Diversified Value Fund, Class I	-	30,425	494	29,931	420,829	6,125	-	(176)
MassMutual Select Focused Value Fund, Class I	-	14,108	366	13,742	234,156	4,155	33,776	(1,047)
MassMutual Select Fundamental Growth Fund, Class I	-	51,358	795	50,563	389,334	3,556	38,159	(416)
MassMutual Select Fundamental Value Fund, Class I	-	33,518	1,071	32,447	377,037	6,475	38,051	(1,496)
MassMutual Select Growth Opportunities Fund, Class I	-	26,627	414	26,213	261,868	-	27,942	(347)
MassMutual Select Large Cap Value Fund, Class I	-	51,418	970	50,448	341,535	9,393	37,639	(751)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	-	14,488	2,227	12,261	220,817	-	19,764	(7,287)
MassMutual Select Mid-Cap Value Fund, Class I	-	25,940	2,119	23,821	298,715	4,283	43,247	(6,450)
MassMutual Select Overseas Fund, Class I	-	127,886	1,916	125,970	951,070	15,185	-	(356)
MassMutual Select Small Cap Growth Equity Fund, Class I	-	17,523	2,117	15,406	180,248	-	43,581	(10,085)
MassMutual Select Small Cap Value Equity Fund, Class I	-	21,017	2,440	18,577	279,579	1,754	9,981	(5,713)
MassMutual Select Small Company Value Fund, Class I	-	12,823	1,408	11,415	116,206	870	29,035	(6,300)
MassMutual Select Strategic Bond Fund, Class I	-	3,346	1,063	2,283	23,283	736	-	(75)
MassMutual Select Total Return Bond Fund, Class I	-	4,623	574	4,049	41,017	765	97	(18)
MM MSCI EAFE International Index Fund, Class I	-	77,496	1,163	76,333	874,782	19,726	2,074	(373)
MM Russell 2000 Small Cap Index Fund, Class I	-	28,587	3,165	25,422	282,188	3,720	7,695	(5,513)
MM S&P Mid Cap Index Fund, Class I	-	31,759	4,875	26,884	336,857	4,846	15,279	(9,111)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	-	219,353	36,417	182,936	312,821	-	-	(5,916)
Oppenheimer Developing Markets Fund, Class I**	-	3,471	643	2,828	87,427	1,003	-	(2,204)
Oppenheimer Global Real Estate Fund, Class I**	-	30,604	875	29,729	335,639	3,730	337	62
Oppenheimer International Bond Fund, Class I**	-	11,868	721	11,147	63,429	717	-	55
Oppenheimer Real Estate Fund, Class I**	-	3,070	43	3,027	85,084	863	5,072	(33)

					$9,608,059	$126,807	$482,496	$(67,034)

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.
†	Amount is less than $0.50.

101

Notes to Financial Statements (Unaudited) (Continued)

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

102

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in November 2015, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), reviewed and approved the advisory agreement for one new series of the Trust, the MM RetireSMART 2060 Fund (the “New Fund”), subject to approval by the shareholders of the New Fund of the advisory agreement. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the advisory agreement (the “Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing and approving the advisory agreement, the Trustees considered the Materials and information discussed with representatives of MML Advisers at the meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the New Fund. The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Fund including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Fund; (iii) MML Advisers’ ability to provide investment oversight and administrative and shareholder services to the New Fund; (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the New Fund and the needs of the New Fund for administrative and shareholder services; and (v) the proposed advisory fee for the New Fund and comparative information regarding fees paid by peer funds.

The Trustees also reviewed and considered information included in the Materials, or discussed at the meeting, concerning possible economies of scale and potential profitability of MML Advisers’ advisory relationship with the New Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the New Fund and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the New Fund.

Prior to the votes being taken to approve the advisory agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the advisory agreement, including the anticipated level of MML Advisers’ oversight of the New Fund; (ii) MML Advisers’ projected level of profitability from its relationship with the New Fund was not excessive and the advisory fee amount under the advisory agreement and the New Fund’s total expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of MML Advisers would be well suited to the New Fund given its investment objective and policies; and (iv) the terms of the advisory agreement were fair and reasonable with respect to the New Fund and were in the best interests of the New Fund’s shareholders.

The advisory agreement became effective on November 23, 2015

103

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2016:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Conservative Fund
Class I	$1,000	0.02%	$1,021.60	$0.10	$1,024.90	$0.10
Class R5	1,000	0.12%	1,021.00	0.61	1,024.40	0.61
Service Class	1,000	0.22%	1,021.10	1.11	1,023.90	1.11
Administrative Class	1,000	0.32%	1,020.50	1.62	1,023.40	1.62
Class A	1,000	0.57%	1,019.70	2.88	1,022.20	2.88
Class R4	1,000	0.47%	1,019.50	2.37	1,022.70	2.38
Class R3	1,000	0.72%	1,018.80	3.63	1,021.40	3.64

104

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Moderate Fund
Class I	$1,000	0.04%	$1,028.50	$0.20	$1,024.80	$0.20
Class R5	1,000	0.14%	1,027.60	0.71	1,024.30	0.71
Service Class	1,000	0.24%	1,026.70	1.22	1,023.80	1.21
Administrative Class	1,000	0.34%	1,027.20	1.72	1,023.30	1.72
Class A	1,000	0.59%	1,025.10	2.99	1,022.10	2.98
Class R4	1,000	0.49%	1,026.20	2.48	1,022.60	2.48
Class R3	1,000	0.74%	1,024.50	3.75	1,021.30	3.74
MM RetireSMART Moderate Growth Fund
Class I	1,000	0.04%	1,030.90	0.20	1,024.80	0.20
Class R5	1,000	0.14%	1,031.30	0.71	1,024.30	0.71
Service Class	1,000	0.24%	1,030.10	1.22	1,023.80	1.21
Administrative Class	1,000	0.34%	1,029.60	1.73	1,023.30	1.72
Class A	1,000	0.59%	1,028.50	2.99	1,022.10	2.98
Class R4	1,000	0.49%	1,029.20	2.49	1,022.60	2.48
Class R3	1,000	0.74%	1,027.70	3.75	1,021.30	3.74
MM RetireSMART Growth Fund
Class I	1,000	0.07%	1,033.30	0.36	1,024.70	0.35
Class R5	1,000	0.17%	1,033.40	0.86	1,024.20	0.86
Service Class	1,000	0.27%	1,032.70	1.37	1,023.70	1.37
Administrative Class	1,000	0.37%	1,031.90	1.88	1,023.20	1.87
Class A	1,000	0.62%	1,031.30	3.15	1,021.90	3.13
Class R4	1,000	0.52%	1,031.50	2.64	1,022.40	2.63
Class R3	1,000	0.77%	1,029.30	3.91	1,021.20	3.89
MM RetireSMART In Retirement Fund
Class I	1,000	0.06%	1,025.00	0.30	1,024.70	0.30
Class R5	1,000	0.16%	1,024.00	0.81	1,024.20	0.81
Service Class	1,000	0.26%	1,023.90	1.32	1,023.70	1.32
Administrative Class	1,000	0.36%	1,023.00	1.82	1,023.20	1.82
Class A	1,000	0.61%	1,021.20	3.08	1,022.00	3.08
Class R4	1,000	0.51%	1,022.30	2.58	1,022.50	2.58
Class R3	1,000	0.76%	1,020.50	3.84	1,021.20	3.84
MM RetireSMART 2010 Fund
Class I	1,000	0.04%	1,026.50	0.20	1,024.80	0.20
Class R5	1,000	0.14%	1,026.30	0.71	1,024.30	0.71
Service Class	1,000	0.24%	1,025.30	1.22	1,023.80	1.21
Administrative Class	1,000	0.34%	1,025.40	1.72	1,023.30	1.72
Class A	1,000	0.59%	1,023.70	2.98	1,022.10	2.98
Class R4	1,000	0.49%	1,023.90	2.48	1,022.60	2.48
Class R3	1,000	0.74%	1,023.20	3.74	1,021.30	3.74
MM RetireSMART 2015 Fund
Class I	1,000	0.06%	1,027.50	0.30	1,024.70	0.30
Class R5	1,000	0.16%	1,026.50	0.81	1,024.20	0.81
Service Class	1,000	0.26%	1,027.60	1.32	1,023.70	1.32
Administrative Class	1,000	0.36%	1,026.10	1.82	1,023.20	1.82
Class A	1,000	0.61%	1,024.90	3.09	1,022.00	3.08
Class R4	1,000	0.51%	1,025.90	2.58	1,022.50	2.58
Class R3	1,000	0.76%	1,024.10	3.85	1,021.20	3.84

105

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2020 Fund
Class I	$1,000	0.04%	$1,030.60	$0.20	$1,024.80	$0.20
Class R5	1,000	0.14%	1,030.70	0.71	1,024.30	0.71
Service Class	1,000	0.24%	1,030.10	1.22	1,023.80	1.21
Administrative Class	1,000	0.34%	1,029.20	1.72	1,023.30	1.72
Class A	1,000	0.59%	1,027.30	2.99	1,022.10	2.98
Class R4	1,000	0.49%	1,027.40	2.48	1,022.60	2.48
Class R3	1,000	0.74%	1,026.60	3.75	1,021.30	3.74
MM RetireSMART 2025 Fund
Class I	1,000	0.01%	1,030.70	0.05	1,025.00	0.05
Class R5	1,000	0.11%	1,030.60	0.56	1,024.50	0.56
Service Class	1,000	0.21%	1,030.70	1.07	1,024.00	1.06
Administrative Class	1,000	0.31%	1,029.70	1.57	1,023.50	1.57
Class A	1,000	0.56%	1,028.60	2.84	1,022.20	2.83
Class R4	1,000	0.46%	1,029.30	2.33	1,022.70	2.33
Class R3	1,000	0.71%	1,027.30	3.60	1,021.50	3.59
MM RetireSMART 2030 Fund
Class I	1,000	0.04%	1,031.30	0.20	1,024.80	0.20
Class R5	1,000	0.14%	1,030.50	0.71	1,024.30	0.71
Service Class	1,000	0.24%	1,030.10	1.22	1,023.80	1.21
Administrative Class	1,000	0.34%	1,029.90	1.73	1,023.30	1.72
Class A	1,000	0.59%	1,029.10	2.99	1,022.10	2.98
Class R4	1,000	0.49%	1,029.80	2.49	1,022.60	2.48
Class R3	1,000	0.74%	1,027.00	3.75	1,021.30	3.74
MM RetireSMART 2035 Fund
Class I	1,000	0.05%	1,031.80	0.25	1,024.80	0.25
Class R5	1,000	0.15%	1,030.90	0.76	1,024.30	0.76
Service Class	1,000	0.25%	1,030.70	1.27	1,023.80	1.26
Administrative Class	1,000	0.35%	1,030.40	1.78	1,023.30	1.77
Class A	1,000	0.60%	1,029.70	3.04	1,022.00	3.03
Class R4	1,000	0.50%	1,029.60	2.54	1,022.50	2.53
Class R3	1,000	0.75%	1,028.50	3.80	1,021.30	3.79
MM RetireSMART 2040 Fund
Class I	1,000	0.04%	1,032.20	0.20	1,024.80	0.20
Class R5	1,000	0.14%	1,032.30	0.71	1,024.30	0.71
Service Class	1,000	0.24%	1,030.80	1.22	1,023.80	1.21
Administrative Class	1,000	0.34%	1,030.00	1.73	1,023.30	1.72
Class A	1,000	0.59%	1,029.20	2.99	1,022.10	2.98
Class R4	1,000	0.49%	1,029.70	2.49	1,022.60	2.48
Class R3	1,000	0.74%	1,028.30	3.75	1,021.30	3.74
MM RetireSMART 2045 Fund
Class I	1,000	0.02%	1,033.70	0.10	1,024.90	0.10
Class R5	1,000	0.12%	1,032.70	0.61	1,024.40	0.61
Service Class	1,000	0.22%	1,032.80	1.12	1,023.90	1.11
Administrative Class	1,000	0.32%	1,031.80	1.63	1,023.40	1.62
Class A	1,000	0.57%	1,030.20	2.89	1,022.20	2.88
Class R4	1,000	0.47%	1,031.50	2.39	1,022.70	2.38
Class R3	1,000	0.72%	1,029.30	3.65	1,021.40	3.64

106

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2050 Fund
Class I	$1,000	0.02%	$1,033.70	$0.10	$1,024.90	$0.10
Class R5	1,000	0.12%	1,032.90	0.61	1,024.40	0.61
Service Class	1,000	0.22%	1,032.90	1.12	1,023.90	1.11
Administrative Class	1,000	0.32%	1,033.30	1.63	1,023.40	1.62
Class A	1,000	0.57%	1,031.00	2.89	1,022.20	2.88
Class R4	1,000	0.47%	1,030.90	2.39	1,022.70	2.38
Class R3	1,000	0.72%	1,031.20	3.66	1,021.40	3.64
MM RetireSMART 2055 Fund
Class I	1,000	0.00%	1,034.10	0.00	1,025.00	0.00
Class R5	1,000	0.10%	1,033.00	0.51	1,024.50	0.51
Service Class	1,000	0.20%	1,032.10	1.02	1,024.00	1.01
Administrative Class	1,000	0.30%	1,032.40	1.52	1,023.50	1.52
Class A	1,000	0.55%	1,031.40	2.79	1,022.30	2.78
Class R4	1,000	0.45%	1,031.90	2.29	1,022.80	2.28
Class R3	1,000	0.70%	1,030.40	3.55	1,021.50	3.54
MM RetireSMART 2060 Fund**
Class I	1,000	0.00%	970.90	0.00	1,025.00	0.00
Class R5	1,000	0.10%	969.70	0.35	1,024.50	0.51
Service Class	1,000	0.20%	969.60	0.70	1,024.00	1.01
Administrative Class	1,000	0.30%	969.50	1.05	1,023.50	1.52
Class A	1,000	0.55%	968.30	1.92	1,022.30	2.78
Class R4	1,000	0.45%	969.40	1.57	1,022.80	2.28
Class R3	1,000	0.70%	968.10	2.45	1,021.50	3.54

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

**	Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the Fund on November 23, 2015 through March 31, 2016, multiplied by 130 days in the inception period divided by 366 days in the year. Hypothetical expense are calculated using the annualized expense ratio for the six months ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year.

107

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2016 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-39569-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/26/16

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 5/26/16